UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vanguard Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31st
Date of reporting period: November 30, 2015
Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (89.2%)
United States Treasury Note/Bond	7.500%	11/15/16	700	745
United States Treasury Note/Bond	0.625%	12/15/16	13,415	13,400
United States Treasury Note/Bond	0.625%	12/31/16	6,631	6,622
United States Treasury Note/Bond	0.875%	12/31/16	2,720	2,723
United States Treasury Note/Bond	3.250%	12/31/16	12,460	12,791
United States Treasury Note/Bond	0.750%	1/15/17	10,510	10,508
United States Treasury Note/Bond	0.500%	1/31/17	10,755	10,721
United States Treasury Note/Bond	0.875%	1/31/17	9,150	9,160
United States Treasury Note/Bond	3.125%	1/31/17	6,100	6,265
United States Treasury Note/Bond	0.625%	2/15/17	19,090	19,057
United States Treasury Note/Bond	4.625%	2/15/17	12,350	12,921
United States Treasury Note/Bond	0.500%	2/28/17	7,163	7,138
United States Treasury Note/Bond	0.875%	2/28/17	17,959	17,981
United States Treasury Note/Bond	3.000%	2/28/17	9,815	10,085
United States Treasury Note/Bond	0.750%	3/15/17	17,000	16,992
United States Treasury Note/Bond	0.500%	3/31/17	4,765	4,746
United States Treasury Note/Bond	1.000%	3/31/17	6,085	6,101
United States Treasury Note/Bond	3.250%	3/31/17	16,245	16,781
United States Treasury Note/Bond	0.875%	4/15/17	9,330	9,339
United States Treasury Note/Bond	0.500%	4/30/17	8,343	8,307
United States Treasury Note/Bond	0.875%	4/30/17	4,540	4,544
United States Treasury Note/Bond	3.125%	4/30/17	3,683	3,803
United States Treasury Note/Bond	0.875%	5/15/17	9,145	9,152
United States Treasury Note/Bond	4.500%	5/15/17	2,325	2,449
United States Treasury Note/Bond	8.750%	5/15/17	2,330	2,597
United States Treasury Note/Bond	0.625%	5/31/17	21,894	21,822
United States Treasury Note/Bond	2.750%	5/31/17	14,336	14,750
United States Treasury Note/Bond	0.875%	6/15/17	10,320	10,325
United States Treasury Note/Bond	0.625%	6/30/17	15,275	15,223
United States Treasury Note/Bond	0.750%	6/30/17	11,550	11,530
United States Treasury Note/Bond	2.500%	6/30/17	12,100	12,414
United States Treasury Note/Bond	0.875%	7/15/17	13,005	13,007
United States Treasury Note/Bond	0.500%	7/31/17	5,000	4,970
United States Treasury Note/Bond	0.625%	7/31/17	11,870	11,824
United States Treasury Note/Bond	2.375%	7/31/17	10,556	10,820
United States Treasury Note/Bond	0.875%	8/15/17	19,985	19,982
United States Treasury Note/Bond	4.750%	8/15/17	21,000	22,381
United States Treasury Note/Bond	0.625%	8/31/17	14,605	14,537
United States Treasury Note/Bond	1.875%	8/31/17	7,345	7,470
United States Treasury Note/Bond	1.000%	9/15/17	12,920	12,942
United States Treasury Note/Bond	0.625%	9/30/17	28,685	28,542
United States Treasury Note/Bond	1.875%	9/30/17	6,230	6,341
United States Treasury Note/Bond	0.875%	10/15/17	9,840	9,834
United States Treasury Note/Bond	0.750%	10/31/17	21,380	21,306
United States Treasury Note/Bond	1.875%	10/31/17	14,184	14,439
United States Treasury Note/Bond	0.875%	11/15/17	11,685	11,669
United States Treasury Note/Bond	4.250%	11/15/17	11,440	12,171
United States Treasury Note/Bond	0.625%	11/30/17	6,955	6,909
United States Treasury Note/Bond	0.875%	11/30/17	10,000	9,989

United States Treasury Note/Bond	2.250%	11/30/17	8,150	8,358
United States Treasury Note/Bond	1.000%	12/15/17	5,816	5,818
United States Treasury Note/Bond	0.750%	12/31/17	14,360	14,288
United States Treasury Note/Bond	0.875%	1/15/18	6,345	6,326
United States Treasury Note/Bond	0.875%	1/31/18	5,690	5,673
United States Treasury Note/Bond	2.625%	1/31/18	10,135	10,483
United States Treasury Note/Bond	1.000%	2/15/18	9,275	9,268
United States Treasury Note/Bond	3.500%	2/15/18	9,850	10,376
United States Treasury Note/Bond	0.750%	2/28/18	10,945	10,873
United States Treasury Note/Bond	2.750%	2/28/18	6,745	7,000
United States Treasury Note/Bond	1.000%	3/15/18	5,775	5,768
United States Treasury Note/Bond	0.750%	3/31/18	8,490	8,430
United States Treasury Note/Bond	2.875%	3/31/18	3,118	3,249
United States Treasury Note/Bond	0.750%	4/15/18	12,805	12,709
United States Treasury Note/Bond	0.625%	4/30/18	11,915	11,785
United States Treasury Note/Bond	1.000%	5/15/18	1,250	1,247
United States Treasury Note/Bond	1.000%	5/31/18	20,467	20,410
United States Treasury Note/Bond	1.125%	6/15/18	8,970	8,971
United States Treasury Note/Bond	1.375%	6/30/18	12,430	12,512
United States Treasury Note/Bond	2.375%	6/30/18	6,170	6,367
United States Treasury Note/Bond	1.375%	7/31/18	25,190	25,343
United States Treasury Note/Bond	2.250%	7/31/18	6,000	6,176
United States Treasury Note/Bond	1.000%	8/15/18	4,100	4,081
United States Treasury Note/Bond	1.500%	8/31/18	22,955	23,163
United States Treasury Note/Bond	1.000%	9/15/18	15,840	15,758
United States Treasury Note/Bond	1.375%	9/30/18	13,810	13,883
United States Treasury Note/Bond	0.875%	10/15/18	12,060	11,945
United States Treasury Note/Bond	1.250%	10/31/18	10,000	10,013
United States Treasury Note/Bond	1.750%	10/31/18	5,000	5,078
United States Treasury Note/Bond	1.250%	11/15/18	11,000	11,009
United States Treasury Note/Bond	3.750%	11/15/18	10,000	10,738
United States Treasury Note/Bond	1.250%	11/30/18	11,000	11,007
United States Treasury Note/Bond	1.375%	11/30/18	5,000	5,021
				883,251
Agency Bonds and Notes (9.9%)
1 Federal Farm Credit Banks	4.875%	1/17/17	1,000	1,046
1 Federal Farm Credit Banks	1.125%	9/22/17	750	752
1 Federal Farm Credit Banks	1.000%	9/25/17	200	200
1 Federal Farm Credit Banks	1.125%	12/18/17	225	226
1 Federal Farm Credit Banks	1.110%	2/20/18	200	200
1 Federal Farm Credit Banks	1.100%	6/1/18	100	100
1 Federal Home Loan Banks	4.750%	12/16/16	285	297
1 Federal Home Loan Banks	0.625%	12/28/16	600	599
1 Federal Home Loan Banks	0.875%	3/10/17	125	125
1 Federal Home Loan Banks	4.875%	5/17/17	600	635
1 Federal Home Loan Banks	0.875%	5/24/17	7,010	7,010
1 Federal Home Loan Banks	0.625%	5/30/17	1,200	1,196
1 Federal Home Loan Banks	1.000%	6/21/17	2,265	2,269
1 Federal Home Loan Banks	0.750%	8/28/17	2,000	1,994
1 Federal Home Loan Banks	0.625%	10/26/17	1,500	1,490
1 Federal Home Loan Banks	5.000%	11/17/17	2,010	2,165
1 Federal Home Loan Banks	1.000%	12/19/17	2,000	1,999
1 Federal Home Loan Banks	1.375%	3/9/18	4,200	4,224
1 Federal Home Loan Banks	1.125%	4/25/18	2,500	2,499
2 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	1,250	1,246
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	600	630
2 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,690	6,697

2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	5,055	5,066
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	211
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	2,500	2,514
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	4,265	4,272
2 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	1,200	1,197
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	657	658
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	2,000	2,156
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	400
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,625	2,834
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,385	1,376
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	3,495	3,476
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	546
2 Federal National Mortgage Assn.	5.000%	2/13/17	880	924
2 Federal National Mortgage Assn.	0.750%	4/20/17	2,035	2,033
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	703
2 Federal National Mortgage Assn.	5.000%	5/11/17	555	588
2 Federal National Mortgage Assn.	0.000%	6/1/17	600	592
2 Federal National Mortgage Assn.	5.375%	6/12/17	3,470	3,706
2 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,049
2 Federal National Mortgage Assn.	1.000%	9/27/17	4,440	4,442
2 Federal National Mortgage Assn.	0.875%	10/26/17	890	888
2 Federal National Mortgage Assn.	0.875%	12/20/17	900	897
2 Federal National Mortgage Assn.	0.875%	2/8/18	3,115	3,101
2 Federal National Mortgage Assn.	0.875%	5/21/18	6,280	6,230
2 Federal National Mortgage Assn.	1.125%	7/20/18	2,500	2,494
2 Federal National Mortgage Assn.	1.875%	9/18/18	550	559
2 Federal National Mortgage Assn.	1.125%	10/19/18	1,200	1,195
2 Federal National Mortgage Assn.	1.625%	11/27/18	2,100	2,120
2 Federal National Mortgage Assn.	1.125%	12/14/18	2,800	2,784
1 Financing Corp.	10.700%	10/6/17	142	166
1 Financing Corp.	9.800%	11/30/17	385	449
1 Financing Corp.	9.800%	4/6/18	200	239
1 Financing Corp.	10.350%	8/3/18	250	309
Private Export Funding Corp.	1.375%	2/15/17	250	251
Private Export Funding Corp.	2.250%	12/15/17	25	25
Private Export Funding Corp.	1.875%	7/15/18	50	50
1 Tennessee Valley Authority	5.500%	7/18/17	125	134
1 Tennessee Valley Authority	1.750%	10/15/18	125	126
				98,359
Total U.S. Government and Agency Obligations (Cost $983,485)				981,610
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3 Vanguard Market Liquidity Fund (Cost $8,234)
	0.239%		8,234,288	8,234

Total Investments (99.9%) (Cost $991,719)				989,844
Other Assets and Liabilities-Net (0.1%)				964
Net Assets (100%)				990,808

1	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	981,610	—
Temporary Cash Investments	8,234	—	—
Total	8,234	981,610	—

C. At November 30, 2015, the cost of investment securities for tax purposes was $991,719,000. Net unrealized depreciation of investment securities for tax purposes was $1,875,000, consisting of unrealized gains of $133,000 on securities that had risen in value since their purchase and $2,008,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (94.9%)
United States Treasury Note/Bond	1.375%	12/31/18	6,020	6,041
United States Treasury Note/Bond	1.500%	12/31/18	9,020	9,083
United States Treasury Note/Bond	1.250%	1/31/19	6,750	6,742
United States Treasury Note/Bond	1.500%	1/31/19	15,630	15,733
United States Treasury Note/Bond	2.750%	2/15/19	9,927	10,381
United States Treasury Note/Bond	8.875%	2/15/19	869	1,077
United States Treasury Note/Bond	1.375%	2/28/19	20,450	20,485
United States Treasury Note/Bond	1.500%	2/28/19	5,400	5,431
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,353
United States Treasury Note/Bond	1.625%	3/31/19	5,400	5,450
United States Treasury Note/Bond	1.250%	4/30/19	28	28
United States Treasury Note/Bond	1.625%	4/30/19	4,423	4,462
United States Treasury Note/Bond	3.125%	5/15/19	7,958	8,431
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,300
United States Treasury Note/Bond	1.500%	5/31/19	10,350	10,395
United States Treasury Note/Bond	1.000%	6/30/19	1,764	1,741
United States Treasury Note/Bond	1.625%	6/30/19	23,440	23,630
United States Treasury Note/Bond	0.875%	7/31/19	3,609	3,539
United States Treasury Note/Bond	1.625%	7/31/19	9,810	9,884
United States Treasury Note/Bond	3.625%	8/15/19	3,342	3,607
United States Treasury Note/Bond	8.125%	8/15/19	2,692	3,344
United States Treasury Note/Bond	1.000%	8/31/19	4,990	4,909
United States Treasury Note/Bond	1.625%	8/31/19	7,283	7,335
United States Treasury Note/Bond	1.000%	9/30/19	25,885	25,440
United States Treasury Note/Bond	1.750%	9/30/19	18,350	18,551
United States Treasury Note/Bond	1.250%	10/31/19	876	869
United States Treasury Note/Bond	1.500%	10/31/19	9,750	9,761
United States Treasury Note/Bond	3.375%	11/15/19	9,950	10,676
United States Treasury Note/Bond	1.000%	11/30/19	7,855	7,703
United States Treasury Note/Bond	1.500%	11/30/19	7,850	7,850
United States Treasury Note/Bond	1.125%	12/31/19	3,275	3,225
United States Treasury Note/Bond	1.625%	12/31/19	16,168	16,239
United States Treasury Note/Bond	1.250%	1/31/20	7,800	7,709
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,534
United States Treasury Note/Bond	3.625%	2/15/20	5,780	6,270
United States Treasury Note/Bond	8.500%	2/15/20	360	462
United States Treasury Note/Bond	1.250%	2/29/20	5,560	5,489
United States Treasury Note/Bond	1.375%	2/29/20	9,500	9,429
United States Treasury Note/Bond	1.125%	3/31/20	1,050	1,030
United States Treasury Note/Bond	1.375%	3/31/20	2,989	2,964
United States Treasury Note/Bond	1.125%	4/30/20	2,775	2,722
United States Treasury Note/Bond	1.375%	4/30/20	6,400	6,340
United States Treasury Note/Bond	3.500%	5/15/20	25,249	27,293
United States Treasury Note/Bond	8.750%	5/15/20	1,500	1,960
United States Treasury Note/Bond	1.375%	5/31/20	7,700	7,617
United States Treasury Note/Bond	1.500%	5/31/20	7,243	7,211
United States Treasury Note/Bond	1.625%	6/30/20	8,000	8,000
United States Treasury Note/Bond	1.875%	6/30/20	3,650	3,690
United States Treasury Note/Bond	1.625%	7/31/20	16,800	16,792

United States Treasury Note/Bond	2.000%	7/31/20	2,060	2,093
United States Treasury Note/Bond	2.625%	8/15/20	29,100	30,373
United States Treasury Note/Bond	8.750%	8/15/20	1,950	2,576
United States Treasury Note/Bond	1.375%	8/31/20	14,625	14,454
United States Treasury Note/Bond	2.125%	8/31/20	7,300	7,455
United States Treasury Note/Bond	1.375%	9/30/20	6,978	6,887
United States Treasury Note/Bond	2.000%	9/30/20	13,130	13,339
United States Treasury Note/Bond	1.375%	10/31/20	5,439	5,367
United States Treasury Note/Bond	1.750%	10/31/20	9,445	9,473
United States Treasury Note/Bond	2.625%	11/15/20	31,787	33,178
United States Treasury Note/Bond	1.625%	11/30/20	12,500	12,484
United States Treasury Note/Bond	2.000%	11/30/20	7,275	7,380
United States Treasury Note/Bond	2.375%	12/31/20	6,430	6,639
United States Treasury Note/Bond	2.125%	1/31/21	8,422	8,585
United States Treasury Note/Bond	3.625%	2/15/21	6,757	7,386
United States Treasury Note/Bond	7.875%	2/15/21	1,966	2,566
United States Treasury Note/Bond	2.000%	2/28/21	5,015	5,078
United States Treasury Note/Bond	2.250%	3/31/21	2,925	2,998
United States Treasury Note/Bond	2.250%	4/30/21	3,500	3,587
United States Treasury Note/Bond	3.125%	5/15/21	4,392	4,694
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,781
United States Treasury Note/Bond	2.000%	5/31/21	17,140	17,328
United States Treasury Note/Bond	2.125%	6/30/21	4,950	5,037
United States Treasury Note/Bond	2.250%	7/31/21	5,825	5,962
United States Treasury Note/Bond	2.125%	8/15/21	7,250	7,371
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,382
United States Treasury Note/Bond	2.000%	8/31/21	5,425	5,474
United States Treasury Note/Bond	2.125%	9/30/21	21,060	21,386
United States Treasury Note/Bond	2.000%	10/31/21	8,775	8,844
United States Treasury Note/Bond	2.000%	11/15/21	5,013	5,050
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,579
United States Treasury Note/Bond	1.875%	11/30/21	8,150	8,150
United States Treasury Note/Bond	2.125%	12/31/21	8,850	8,970
United States Treasury Note/Bond	1.500%	1/31/22	11,000	10,741
United States Treasury Note/Bond	2.000%	2/15/22	14,684	14,778
United States Treasury Note/Bond	1.750%	2/28/22	12,846	12,720
United States Treasury Note/Bond	1.750%	3/31/22	8,206	8,118
United States Treasury Note/Bond	1.750%	4/30/22	8,500	8,403
United States Treasury Note/Bond	1.750%	5/15/22	5,000	4,939
United States Treasury Note/Bond	1.875%	5/31/22	9,175	9,132
United States Treasury Note/Bond	2.125%	6/30/22	8,900	8,992
United States Treasury Note/Bond	2.000%	7/31/22	4,300	4,309
United States Treasury Note/Bond	1.625%	8/15/22	6,340	6,204
United States Treasury Note/Bond	7.250%	8/15/22	975	1,300
United States Treasury Note/Bond	1.875%	8/31/22	13,350	13,262
United States Treasury Note/Bond	1.750%	9/30/22	8,150	8,028
United States Treasury Note/Bond	1.875%	10/31/22	6,200	6,153
United States Treasury Note/Bond	1.625%	11/15/22	15,510	15,139
United States Treasury Note/Bond	7.625%	11/15/22	1,975	2,705
United States Treasury Note/Bond	2.000%	11/30/22	8,800	8,804
United States Treasury Note/Bond	2.000%	2/15/23	11,675	11,675
United States Treasury Note/Bond	7.125%	2/15/23	1,790	2,409
United States Treasury Note/Bond	1.750%	5/15/23	36,810	36,051
United States Treasury Note/Bond	2.500%	8/15/23	8,295	8,559
United States Treasury Note/Bond	6.250%	8/15/23	1,725	2,244
United States Treasury Note/Bond	2.750%	11/15/23	8,995	9,446
United States Treasury Note/Bond	2.750%	2/15/24	12,750	13,366

United States Treasury Note/Bond	2.500%	5/15/24	22,135	22,744
United States Treasury Note/Bond	2.375%	8/15/24	18,470	18,767
United States Treasury Note/Bond	2.250%	11/15/24	20,516	20,619
United States Treasury Note/Bond	7.500%	11/15/24	1,690	2,428
United States Treasury Note/Bond	2.000%	2/15/25	22,813	22,414
United States Treasury Note/Bond	7.625%	2/15/25	300	437
United States Treasury Note/Bond	2.125%	5/15/25	22,280	22,102
United States Treasury Note/Bond	2.000%	8/15/25	22,085	21,654
United States Treasury Note/Bond	6.875%	8/15/25	750	1,059
United States Treasury Note/Bond	2.250%	11/15/25	6,800	6,822
				1,043,636
Agency Bonds and Notes (4.4%)
1 AID-Israel	5.500%	9/18/23	125	152
1 AID-Israel	5.500%	4/26/24	500	610
1 AID-Jordan	1.945%	6/23/19	200	205
1 AID-Jordan	2.503%	10/30/20	175	182
1 AID-Jordan	2.578%	6/30/22	500	509
1 AID-Ukraine	1.844%	5/16/19	200	203
1 AID-Ukraine	1.847%	5/29/20	300	300
2 Federal Farm Credit Banks	5.150%	11/15/19	300	340
2 Federal Farm Credit Banks	3.500%	12/20/23	100	108
2 Federal Home Loan Banks	1.875%	3/8/19	1,070	1,086
2 Federal Home Loan Banks	1.875%	3/13/20	150	151
2 Federal Home Loan Banks	4.125%	3/13/20	3,210	3,531
2 Federal Home Loan Banks	3.375%	6/12/20	125	134
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,062
2 Federal Home Loan Banks	5.250%	12/11/20	250	291
2 Federal Home Loan Banks	5.625%	6/11/21	400	477
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,257
2 Federal Home Loan Banks	2.125%	3/10/23	650	646
2 Federal Home Loan Banks	2.875%	6/14/24	200	207
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,031
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	2,440	2,624
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	404
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	445
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	3,229	3,188
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,915	1,893
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	3,650	3,713
3 Federal National Mortgage Assn.	1.125%	12/14/18	1,000	994
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,778
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	808
3 Federal National Mortgage Assn.	1.750%	9/12/19	5,350	5,387
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,150	1,064
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	754
3 Federal National Mortgage Assn.	1.625%	1/21/20	2,045	2,043
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,200	1,187
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	984
3 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,003
3 Federal National Mortgage Assn.	2.625%	9/6/24	1,495	1,520
2 Financing Corp.	9.700%	4/5/19	50	63
NCUA Guaranteed Notes	3.000%	6/12/19	180	190
Private Export Funding Corp.	4.375%	3/15/19	700	759
Private Export Funding Corp.	1.450%	8/15/19	125	123
Private Export Funding Corp.	2.250%	3/15/20	150	151
Private Export Funding Corp.	2.300%	9/15/20	75	76
Private Export Funding Corp.	2.050%	11/15/22	175	170
Private Export Funding Corp.	3.550%	1/15/24	75	80

Private Export Funding Corp.	2.450%	7/15/24	205	201
Private Export Funding Corp.	3.250%	6/15/25	75	77
2 Tennessee Valley Authority	3.875%	2/15/21	225	246
2 Tennessee Valley Authority	1.875%	8/15/22	125	122
2 Tennessee Valley Authority	2.875%	9/15/24	400	404
2 Tennessee Valley Authority	6.750%	11/1/25	1,225	1,625
				47,558
Total U.S. Government and Agency Obligations (Cost $1,089,823)				1,091,194
			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund (Cost $10,101)
	0.239%		10,101,143	10,101

Total Investments (100.2%) (Cost $1,099,924)				1,101,295
Other Assets and Liabilities-Net (-0.2%)				(1,839)
Net Assets (100%)				1,099,456
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

Intermediate-Term Government Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,091,194	—
Temporary Cash Investments	10,101	—	—
Total	10,101	1,091,194	—

C. At November 30, 2015, the cost of investment securities for tax purposes was $1,099,924,000. Net unrealized appreciation of investment securities for tax purposes was $1,371,000, consisting of unrealized gains of $4,303,000 on securities that had risen in value since their purchase and $2,932,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (94.1%)
United States Treasury Note/Bond	6.875%	8/15/25	2,423	3,423
United States Treasury Note/Bond	6.000%	2/15/26	6,741	9,062
United States Treasury Note/Bond	6.750%	8/15/26	2,755	3,931
United States Treasury Note/Bond	6.500%	11/15/26	1,574	2,218
United States Treasury Note/Bond	6.625%	2/15/27	1,373	1,960
United States Treasury Note/Bond	6.375%	8/15/27	1,858	2,629
United States Treasury Note/Bond	6.125%	11/15/27	3,393	4,729
United States Treasury Note/Bond	5.500%	8/15/28	6,253	8,367
United States Treasury Note/Bond	5.250%	11/15/28	4,894	6,429
United States Treasury Note/Bond	5.250%	2/15/29	4,035	5,315
United States Treasury Note/Bond	6.125%	8/15/29	2,625	3,747
United States Treasury Note/Bond	6.250%	5/15/30	3,307	4,822
United States Treasury Note/Bond	5.375%	2/15/31	9,220	12,572
United States Treasury Note/Bond	4.500%	2/15/36	7,275	9,380
United States Treasury Note/Bond	4.750%	2/15/37	1,210	1,613
United States Treasury Note/Bond	5.000%	5/15/37	681	939
United States Treasury Note/Bond	4.375%	2/15/38	7,339	9,308
United States Treasury Note/Bond	4.500%	5/15/38	4,616	5,958
United States Treasury Note/Bond	3.500%	2/15/39	13,051	14,511
United States Treasury Note/Bond	4.250%	5/15/39	7,531	9,350
United States Treasury Note/Bond	4.500%	8/15/39	11,150	14,343
United States Treasury Note/Bond	4.375%	11/15/39	8,757	11,064
United States Treasury Note/Bond	4.625%	2/15/40	13,412	17,551
United States Treasury Note/Bond	4.375%	5/15/40	11,888	15,020
United States Treasury Note/Bond	3.875%	8/15/40	10,098	11,849
United States Treasury Note/Bond	4.250%	11/15/40	9,832	12,207
United States Treasury Note/Bond	4.750%	2/15/41	8,478	11,316
United States Treasury Note/Bond	4.375%	5/15/41	2,959	3,751
United States Treasury Note/Bond	3.750%	8/15/41	3,130	3,612
United States Treasury Note/Bond	3.125%	11/15/41	6,155	6,386
United States Treasury Note/Bond	3.125%	2/15/42	6,396	6,630
United States Treasury Note/Bond	3.000%	5/15/42	8,295	8,379
United States Treasury Note/Bond	2.750%	8/15/42	20,730	19,888
United States Treasury Note/Bond	2.750%	11/15/42	23,669	22,656
United States Treasury Note/Bond	3.125%	2/15/43	23,170	23,858
United States Treasury Note/Bond	2.875%	5/15/43	25,410	24,882
United States Treasury Note/Bond	3.625%	8/15/43	25,310	28,640
United States Treasury Note/Bond	3.750%	11/15/43	17,507	20,262
United States Treasury Note/Bond	3.625%	2/15/44	38,195	43,196
United States Treasury Note/Bond	3.375%	5/15/44	22,015	23,742
United States Treasury Note/Bond	3.125%	8/15/44	40,530	41,645
United States Treasury Note/Bond	3.000%	11/15/44	17,105	17,137
United States Treasury Note/Bond	2.500%	2/15/45	19,975	18,021
United States Treasury Note/Bond	3.000%	5/15/45	23,745	23,778
United States Treasury Note/Bond	2.875%	8/15/45	21,395	20,920
United States Treasury Note/Bond	3.000%	11/15/45	8,775	8,811
				579,807

Agency Bonds and Notes (5.0%)
1 AID-Israel	5.500%	9/18/33	150	197
2 Federal Home Loan Banks	5.500%	7/15/36	1,220	1,604
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	913	1,306
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,440	3,529
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,639	3,700
3 Federal National Mortgage Assn.	6.250%	5/15/29	700	957
3 Federal National Mortgage Assn.	7.125%	1/15/30	730	1,075
3 Federal National Mortgage Assn.	7.250%	5/15/30	2,670	3,984
3 Federal National Mortgage Assn.	6.625%	11/15/30	3,350	4,778
3 Federal National Mortgage Assn.	5.625%	7/15/37	675	909
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	434
2 Tennessee Valley Authority	7.125%	5/1/30	650	934
2 Tennessee Valley Authority	4.700%	7/15/33	100	114
2 Tennessee Valley Authority	4.650%	6/15/35	575	657
2 Tennessee Valley Authority	5.880%	4/1/36	1,560	2,027
2 Tennessee Valley Authority	6.150%	1/15/38	165	223
2 Tennessee Valley Authority	5.500%	6/15/38	150	193
2 Tennessee Valley Authority	5.250%	9/15/39	1,697	2,068
2 Tennessee Valley Authority	3.500%	12/15/42	250	233
2 Tennessee Valley Authority	4.875%	1/15/48	245	276
2 Tennessee Valley Authority	5.375%	4/1/56	215	260
2 Tennessee Valley Authority	4.625%	9/15/60	850	903
2 Tennessee Valley Authority	4.250%	9/15/65	600	584
				30,945
Total U.S. Government and Agency Obligations (Cost $608,214)				610,752

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4 Vanguard Market Liquidity Fund (Cost $5,904)	0.239%		5,904,132	5,904

Total Investments (100.1%) (Cost $614,118)				616,656
Other Assets and Liabilities-Net (-0.1%)				(650)
Net Assets (100%)				616,006

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Long-Term Government Bond Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	610,752	—
Temporary Cash Investments	5,904	—	—
Total	5,904	610,752	—

C. At November 30, 2015, the cost of investment securities for tax purposes was $614,118,000. Net unrealized appreciation of investment securities for tax purposes was $2,538,000, consisting of unrealized gains of $8,013,000 on securities that had risen in value since their purchase and $5,475,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Corporate Bonds (98.9%)
Finance (41.7%)
Banking (33.1%)
Abbey National Treasury Services plc	1.375%	3/13/17	7,722	7,717
Abbey National Treasury Services plc	1.650%	9/29/17	1,000	1,000
Abbey National Treasury Services plc	3.050%	8/23/18	7,245	7,457
Abbey National Treasury Services plc	2.000%	8/24/18	9,197	9,143
Abbey National Treasury Services plc	2.350%	9/10/19	11,025	11,080
Abbey National Treasury Services plc	2.375%	3/16/20	6,500	6,509
American Express Bank FSB	6.000%	9/13/17	7,880	8,481
American Express Centurion Bank	5.950%	6/12/17	300	318
American Express Centurion Bank	6.000%	9/13/17	4,754	5,116
American Express Co.	6.150%	8/28/17	12,501	13,459
American Express Co.	7.000%	3/19/18	18,230	20,341
American Express Co.	1.550%	5/22/18	9,830	9,784
American Express Co.	8.125%	5/20/19	1,600	1,911
American Express Credit Corp.	2.375%	3/24/17	15,783	15,998
American Express Credit Corp.	1.125%	6/5/17	18,123	18,056
American Express Credit Corp.	2.125%	7/27/18	7,100	7,155
American Express Credit Corp.	1.800%	7/31/18	3,830	3,835
American Express Credit Corp.	1.875%	11/5/18	5,500	5,505
American Express Credit Corp.	2.125%	3/18/19	8,065	8,082
American Express Credit Corp.	2.250%	8/15/19	10,950	10,970
American Express Credit Corp.	2.375%	5/26/20	14,000	13,981
American Express Credit Corp.	2.600%	9/14/20	9,000	9,041
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	10,311	10,329
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	4,925	4,937
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,677
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	6,000	5,962
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	8,500	8,519
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	8,875	8,908
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	7,500	7,559
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	7,775	7,767
Bank of America Corp.	5.420%	3/15/17	7,551	7,891
Bank of America Corp.	3.875%	3/22/17	12,986	13,382
Bank of America Corp.	5.700%	5/2/17	6,210	6,535
Bank of America Corp.	1.700%	8/25/17	8,303	8,307
Bank of America Corp.	6.400%	8/28/17	19,460	21,021
Bank of America Corp.	6.000%	9/1/17	14,599	15,649
Bank of America Corp.	5.750%	12/1/17	19,220	20,677
Bank of America Corp.	2.000%	1/11/18	22,610	22,692
Bank of America Corp.	6.875%	4/25/18	45,410	50,545
Bank of America Corp.	5.650%	5/1/18	27,390	29,702
Bank of America Corp.	6.500%	7/15/18	3,000	3,332
Bank of America Corp.	6.875%	11/15/18	7,111	8,048
Bank of America Corp.	2.600%	1/15/19	38,257	38,649
Bank of America Corp.	5.490%	3/15/19	3,200	3,477
Bank of America Corp.	2.650%	4/1/19	19,885	20,108
Bank of America Corp.	7.625%	6/1/19	20,850	24,422
Bank of America Corp.	2.250%	4/21/20	18,450	18,163
Bank of America Corp.	5.625%	7/1/20	27,430	30,815

Bank of America Corp.	2.625%	10/19/20	16,500	16,386
Bank of America NA	1.250%	2/14/17	9,791	9,794
Bank of America NA	5.300%	3/15/17	14,254	14,904
Bank of America NA	6.100%	6/15/17	4,345	4,622
Bank of America NA	1.650%	3/26/18	10,875	10,862
Bank of America NA	1.750%	6/5/18	15,500	15,472
Bank of Montreal	2.500%	1/11/17	10,449	10,616
Bank of Montreal	1.300%	7/14/17	6,985	6,988
Bank of Montreal	1.400%	9/11/17	4,534	4,523
Bank of Montreal	1.450%	4/9/18	9,144	9,099
Bank of Montreal	1.400%	4/10/18	9,475	9,413
Bank of Montreal	1.800%	7/31/18	6,000	6,013
Bank of Montreal	2.375%	1/25/19	10,850	10,999
Bank of New York Mellon Corp.	2.400%	1/17/17	9,246	9,376
Bank of New York Mellon Corp.	1.969%	6/20/17	1,566	1,583
Bank of New York Mellon Corp.	1.350%	3/6/18	8,050	8,001
Bank of New York Mellon Corp.	2.100%	8/1/18	2,600	2,639
Bank of New York Mellon Corp.	2.100%	1/15/19	6,600	6,636
Bank of New York Mellon Corp.	2.200%	3/4/19	6,950	6,996
Bank of New York Mellon Corp.	2.200%	5/15/19	6,000	6,038
Bank of New York Mellon Corp.	5.450%	5/15/19	3,875	4,305
Bank of New York Mellon Corp.	2.300%	9/11/19	6,750	6,819
Bank of New York Mellon Corp.	4.600%	1/15/20	1,225	1,331
Bank of New York Mellon Corp.	2.150%	2/24/20	11,050	10,963
Bank of New York Mellon Corp.	2.600%	8/17/20	8,500	8,569
Bank of New York Mellon Corp.	2.450%	11/27/20	10,000	9,987
Bank of Nova Scotia	2.550%	1/12/17	7,915	8,032
Bank of Nova Scotia	1.250%	4/11/17	7,420	7,413
Bank of Nova Scotia	1.300%	7/21/17	4,100	4,098
Bank of Nova Scotia	1.375%	12/18/17	4,909	4,894
Bank of Nova Scotia	1.450%	4/25/18	8,477	8,415
Bank of Nova Scotia	1.700%	6/11/18	5,000	5,000
Bank of Nova Scotia	2.050%	10/30/18	13,076	13,141
Bank of Nova Scotia	2.050%	6/5/19	12,500	12,457
Bank of Nova Scotia	2.350%	10/21/20	9,350	9,307
Barclays Bank plc	2.500%	2/20/19	20,050	20,284
Barclays Bank plc	6.750%	5/22/19	11,704	13,456
Barclays Bank plc	5.125%	1/8/20	11,315	12,515
Barclays Bank plc	5.140%	10/14/20	9,600	10,518
Barclays plc	2.000%	3/16/18	8,000	7,982
Barclays plc	2.750%	11/8/19	9,775	9,760
Barclays plc	2.875%	6/8/20	6,500	6,523
BB&T Corp.	2.150%	3/22/17	7,300	7,372
BB&T Corp.	4.900%	6/30/17	2,575	2,700
BB&T Corp.	1.600%	8/15/17	11,705	11,736
BB&T Corp.	1.450%	1/12/18	3,870	3,852
BB&T Corp.	2.050%	6/19/18	6,909	6,936
BB&T Corp.	2.250%	2/1/19	2,450	2,461
BB&T Corp.	6.850%	4/30/19	3,150	3,622
BB&T Corp.	5.250%	11/1/19	4,722	5,177
BB&T Corp.	2.450%	1/15/20	11,450	11,545
Bear Stearns Cos. LLC	5.550%	1/22/17	9,100	9,504
Bear Stearns Cos. LLC	6.400%	10/2/17	16,720	18,133
Bear Stearns Cos. LLC	7.250%	2/1/18	25,050	27,906
Bear Stearns Cos. LLC	4.650%	7/2/18	3,000	3,198
BNP Paribas SA	1.250%	12/12/16	8,925	8,938
BNP Paribas SA	2.375%	9/14/17	22,203	22,503

BNP Paribas SA	2.700%	8/20/18	4,796	4,893
BNP Paribas SA	2.400%	12/12/18	17,303	17,494
BNP Paribas SA	2.450%	3/17/19	3,040	3,064
BNP Paribas SA	2.375%	5/21/20	10,050	10,001
BPCE SA	1.625%	2/10/17	7,200	7,218
BPCE SA	1.613%	7/25/17	7,100	7,077
BPCE SA	2.500%	12/10/18	9,400	9,517
BPCE SA	2.500%	7/15/19	8,625	8,714
BPCE SA	2.250%	1/27/20	9,325	9,310
Branch Banking & Trust Co.	1.050%	12/1/16	1,675	1,675
Branch Banking & Trust Co.	1.000%	4/3/17	4,229	4,211
Branch Banking & Trust Co.	1.350%	10/1/17	5,120	5,114
Branch Banking & Trust Co.	2.300%	10/15/18	9,825	9,952
Canadian Imperial Bank of Commerce	1.550%	1/23/18	9,525	9,496
Capital One Bank USA NA	1.150%	11/21/16	4,500	4,497
Capital One Bank USA NA	1.300%	6/5/17	2,550	2,530
Capital One Bank USA NA	2.150%	11/21/18	3,700	3,688
Capital One Bank USA NA	2.250%	2/13/19	13,650	13,609
Capital One Bank USA NA	2.300%	6/5/19	5,750	5,691
Capital One Bank USA NA	8.800%	7/15/19	1,777	2,131
Capital One Financial Corp.	6.750%	9/15/17	5,320	5,761
Capital One Financial Corp.	2.450%	4/24/19	7,600	7,652
Capital One NA	1.500%	9/5/17	1,800	1,787
Capital One NA	1.650%	2/5/18	12,850	12,748
Capital One NA	1.500%	3/22/18	3,806	3,753
Capital One NA	2.350%	8/17/18	5,000	4,997
Capital One NA	2.400%	9/5/19	8,100	8,014
Citigroup Inc.	1.300%	11/15/16	8,061	8,074
Citigroup Inc.	5.500%	2/15/17	7,899	8,255
Citigroup Inc.	1.350%	3/10/17	8,283	8,279
Citigroup Inc.	1.550%	8/14/17	7,016	7,012
Citigroup Inc.	6.000%	8/15/17	12,920	13,901
Citigroup Inc.	6.125%	11/21/17	25,947	28,147
Citigroup Inc.	1.850%	11/24/17	13,350	13,375
Citigroup Inc.	1.800%	2/5/18	20,350	20,340
Citigroup Inc.	1.700%	4/27/18	24,475	24,376
Citigroup Inc.	1.750%	5/1/18	8,315	8,283
Citigroup Inc.	6.125%	5/15/18	18,424	20,226
Citigroup Inc.	2.150%	7/30/18	6,000	6,030
Citigroup Inc.	2.500%	9/26/18	10,406	10,555
Citigroup Inc.	2.550%	4/8/19	21,590	21,813
Citigroup Inc.	8.500%	5/22/19	500	603
Citigroup Inc.	2.500%	7/29/19	17,875	18,032
Citigroup Inc.	2.400%	2/18/20	8,420	8,377
Citigroup Inc.	5.375%	8/9/20	4,074	4,574
Citigroup Inc.	2.650%	10/26/20	16,000	15,936
Citizens Bank NA	1.600%	12/4/17	3,575	3,538
Citizens Bank NA	2.300%	12/3/18	5,000	4,994
Citizens Bank NA	2.450%	12/4/19	3,800	3,743
City National Corp.	5.250%	9/15/20	2,050	2,290
Comerica Bank	5.200%	8/22/17	2,655	2,806
Comerica Inc.	2.125%	5/23/19	2,100	2,079
Commonwealth Bank of Australia	1.125%	3/13/17	5,350	5,351
Commonwealth Bank of Australia	1.400%	9/8/17	7,425	7,434
Commonwealth Bank of Australia	1.900%	9/18/17	13,085	13,198
Commonwealth Bank of Australia	1.625%	3/12/18	13,000	12,992
Commonwealth Bank of Australia	2.500%	9/20/18	13,603	13,864

Commonwealth Bank of Australia	1.750%	11/2/18	7,125	7,092
Commonwealth Bank of Australia	2.250%	3/13/19	15,200	15,252
Commonwealth Bank of Australia	2.300%	9/6/19	7,100	7,059
Commonwealth Bank of Australia	2.400%	11/2/20	7,325	7,281
Compass Bank	1.850%	9/29/17	2,300	2,283
Compass Bank	6.400%	10/1/17	1,730	1,832
Compass Bank	2.750%	9/29/19	2,610	2,589
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	15,747	16,085
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	17,650	17,621
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	12,525	12,637
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/20	10,000	9,999
Corpbanca SA	3.125%	1/15/18	6,600	6,577
1 Corpbanca SA	3.875%	9/22/19	2,000	2,035
Credit Suisse	1.375%	5/26/17	24,330	24,267
Credit Suisse	1.750%	1/29/18	15,350	15,333
Credit Suisse	6.000%	2/15/18	10,175	10,995
Credit Suisse	1.700%	4/27/18	14,625	14,576
Credit Suisse	2.300%	5/28/19	21,900	21,997
Credit Suisse	5.300%	8/13/19	8,095	9,006
Credit Suisse	5.400%	1/14/20	9,850	10,908
Credit Suisse	4.375%	8/5/20	500	542
1 Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	15,500	15,418
Deutsche Bank AG	1.400%	2/13/17	9,981	9,948
Deutsche Bank AG	1.350%	5/30/17	14,592	14,500
Deutsche Bank AG	6.000%	9/1/17	22,665	24,223
Deutsche Bank AG	1.875%	2/13/18	10,549	10,513
Deutsche Bank AG	2.500%	2/13/19	19,450	19,628
Deutsche Bank AG	2.950%	8/20/20	1,000	1,005
Discover Bank	2.000%	2/21/18	5,833	5,800
Discover Bank	2.600%	11/13/18	7,000	7,003
Discover Bank	7.000%	4/15/20	3,475	3,970
Discover Bank	3.100%	6/4/20	9,000	9,073
Discover Financial Services	6.450%	6/12/17	2,675	2,848
Fifth Third Bancorp	5.450%	1/15/17	2,882	3,005
Fifth Third Bancorp	4.500%	6/1/18	1,875	1,985
Fifth Third Bancorp	2.300%	3/1/19	6,300	6,316
Fifth Third Bancorp	2.875%	7/27/20	12,000	12,077
Fifth Third Bank	1.350%	6/1/17	5,000	4,995
Fifth Third Bank	1.450%	2/28/18	2,500	2,481
Fifth Third Bank	2.150%	8/20/18	6,225	6,257
Fifth Third Bank	2.375%	4/25/19	7,350	7,395
First Horizon National Corp.	3.500%	12/15/20	3,225	3,209
First Niagara Financial Group Inc.	6.750%	3/19/20	3,100	3,544
First Republic Bank	2.375%	6/17/19	4,220	4,207
Goldman Sachs Group Inc.	5.625%	1/15/17	19,171	20,017
Goldman Sachs Group Inc.	6.250%	9/1/17	17,038	18,392
Goldman Sachs Group Inc.	5.950%	1/18/18	26,442	28,683
Goldman Sachs Group Inc.	2.375%	1/22/18	21,182	21,452
Goldman Sachs Group Inc.	6.150%	4/1/18	29,975	32,874
Goldman Sachs Group Inc.	2.900%	7/19/18	21,690	22,247
Goldman Sachs Group Inc.	2.625%	1/31/19	18,722	19,027
Goldman Sachs Group Inc.	7.500%	2/15/19	21,172	24,615
Goldman Sachs Group Inc.	2.550%	10/23/19	18,564	18,744

Goldman Sachs Group Inc.	5.375%	3/15/20	20,479	22,752
Goldman Sachs Group Inc.	2.600%	4/23/20	19,200	19,265
Goldman Sachs Group Inc.	6.000%	6/15/20	13,095	14,953
Goldman Sachs Group Inc.	2.750%	9/15/20	15,575	15,639
HSBC Bank USA NA	6.000%	8/9/17	4,050	4,316
HSBC Bank USA NA	4.875%	8/24/20	11,680	12,757
HSBC USA Inc.	1.300%	6/23/17	2,200	2,193
HSBC USA Inc.	1.500%	11/13/17	4,275	4,260
HSBC USA Inc.	1.625%	1/16/18	12,500	12,464
HSBC USA Inc.	1.700%	3/5/18	10,250	10,224
HSBC USA Inc.	2.000%	8/7/18	4,400	4,404
HSBC USA Inc.	2.625%	9/24/18	5,484	5,577
HSBC USA Inc.	2.250%	6/23/19	6,900	6,889
HSBC USA Inc.	2.375%	11/13/19	11,100	11,103
HSBC USA Inc.	2.350%	3/5/20	16,700	16,594
HSBC USA Inc.	2.750%	8/7/20	6,000	6,027
HSBC USA Inc.	5.000%	9/27/20	5,500	6,024
Huntington Bancshares Inc.	2.600%	8/2/18	2,625	2,646
Huntington National Bank	1.375%	4/24/17	1,500	1,492
Huntington National Bank	2.000%	6/30/18	5,000	4,987
Huntington National Bank	2.200%	11/6/18	6,000	5,996
Huntington National Bank	2.200%	4/1/19	6,050	6,006
Huntington National Bank	2.400%	4/1/20	9,825	9,694
Huntington National Bank	2.875%	8/20/20	3,000	2,994
Intesa Sanpaolo SPA	2.375%	1/13/17	10,175	10,220
Intesa Sanpaolo SPA	3.875%	1/16/18	8,800	9,053
Intesa Sanpaolo SPA	3.875%	1/15/19	14,057	14,606
JPMorgan Chase & Co.	1.350%	2/15/17	22,869	22,877
JPMorgan Chase & Co.	6.125%	6/27/17	3,783	4,042
JPMorgan Chase & Co.	2.000%	8/15/17	16,319	16,425
JPMorgan Chase & Co.	6.000%	1/15/18	41,074	44,620
JPMorgan Chase & Co.	1.800%	1/25/18	9,375	9,374
JPMorgan Chase & Co.	1.700%	3/1/18	17,025	17,009
JPMorgan Chase & Co.	1.625%	5/15/18	16,375	16,321
JPMorgan Chase & Co.	2.350%	1/28/19	14,475	14,635
JPMorgan Chase & Co.	6.300%	4/23/19	17,000	19,247
JPMorgan Chase & Co.	2.200%	10/22/19	11,853	11,854
JPMorgan Chase & Co.	2.250%	1/23/20	32,500	32,376
JPMorgan Chase & Co.	4.950%	3/25/20	5,597	6,140
JPMorgan Chase & Co.	2.750%	6/23/20	21,500	21,760
JPMorgan Chase & Co.	4.400%	7/22/20	19,325	20,811
JPMorgan Chase & Co.	4.250%	10/15/20	23,200	24,810
JPMorgan Chase & Co.	2.550%	10/29/20	19,950	19,861
JPMorgan Chase Bank NA	6.000%	7/5/17	3,200	3,414
JPMorgan Chase Bank NA	6.000%	10/1/17	19,935	21,444
KeyBank NA	1.650%	2/1/18	11,050	11,024
KeyBank NA	1.700%	6/1/18	7,300	7,275
KeyBank NA	2.500%	12/15/19	2,950	2,962
KeyBank NA	2.250%	3/16/20	6,350	6,297
KeyCorp	2.300%	12/13/18	8,225	8,198
KeyCorp	2.900%	9/15/20	6,000	6,014
Lloyds Bank plc	4.200%	3/28/17	2,450	2,538
Lloyds Bank plc	1.750%	3/16/18	9,475	9,470
Lloyds Bank plc	1.750%	5/14/18	5,775	5,765
Lloyds Bank plc	2.300%	11/27/18	6,600	6,656
Lloyds Bank plc	2.350%	9/5/19	12,675	12,701
Lloyds Bank plc	2.400%	3/17/20	6,275	6,252

Lloyds Bank plc	2.700%	8/17/20	12,000	12,105
Manufacturers & Traders Trust Co.	1.400%	7/25/17	6,500	6,485
Manufacturers & Traders Trust Co.	6.625%	12/4/17	4,165	4,543
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,127
Manufacturers & Traders Trust Co.	2.300%	1/30/19	10,750	10,793
Manufacturers & Traders Trust Co.	2.250%	7/25/19	7,400	7,375
Manufacturers & Traders Trust Co.	2.100%	2/6/20	6,825	6,689
Morgan Stanley	5.450%	1/9/17	22,475	23,472
Morgan Stanley	4.750%	3/22/17	12,867	13,402
Morgan Stanley	5.550%	4/27/17	11,945	12,602
Morgan Stanley	6.250%	8/28/17	8,775	9,474
Morgan Stanley	5.950%	12/28/17	15,275	16,556
Morgan Stanley	1.875%	1/5/18	13,861	13,915
Morgan Stanley	6.625%	4/1/18	26,100	28,848
Morgan Stanley	2.125%	4/25/18	16,525	16,634
Morgan Stanley	2.200%	12/7/18	2,000	2,012
Morgan Stanley	2.500%	1/24/19	9,250	9,399
Morgan Stanley	7.300%	5/13/19	18,697	21,777
Morgan Stanley	2.375%	7/23/19	21,750	21,884
Morgan Stanley	5.625%	9/23/19	29,237	32,558
Morgan Stanley	5.500%	1/26/20	13,925	15,533
Morgan Stanley	2.650%	1/27/20	23,425	23,611
Morgan Stanley	2.800%	6/16/20	16,500	16,663
Morgan Stanley	5.500%	7/24/20	13,336	14,993
MUFG Americas Holdings Corp.	1.625%	2/9/18	3,375	3,354
MUFG Americas Holdings Corp.	2.250%	2/10/20	8,675	8,583
MUFG Union Bank NA	2.125%	6/16/17	5,925	5,974
MUFG Union Bank NA	2.625%	9/26/18	13,850	14,050
MUFG Union Bank NA	2.250%	5/6/19	2,700	2,705
Murray Street Investment Trust I	4.647%	3/9/17	12,218	12,672
National Australia Bank Ltd.	2.750%	3/9/17	8,350	8,509
National Australia Bank Ltd.	2.300%	7/25/18	5,675	5,733
National Australia Bank Ltd.	2.625%	7/23/20	13,725	13,847
National Bank of Canada	1.450%	11/7/17	6,650	6,635
National City Bank	5.800%	6/7/17	735	780
National City Corp.	6.875%	5/15/19	9,600	10,926
Northern Trust Co.	6.500%	8/15/18	500	559
Northern Trust Corp.	3.450%	11/4/20	5,675	5,961
PNC Bank NA	5.250%	1/15/17	3,000	3,120
PNC Bank NA	1.125%	1/27/17	4,900	4,895
PNC Bank NA	4.875%	9/21/17	2,225	2,343
PNC Bank NA	1.500%	10/18/17	6,275	6,268
PNC Bank NA	6.000%	12/7/17	3,440	3,706
PNC Bank NA	1.500%	2/23/18	13,875	13,838
PNC Bank NA	6.875%	4/1/18	1,365	1,511
PNC Bank NA	1.600%	6/1/18	7,600	7,579
PNC Bank NA	1.850%	7/20/18	3,000	3,004
PNC Bank NA	1.800%	11/5/18	4,000	3,995
PNC Bank NA	2.200%	1/28/19	5,692	5,725
PNC Bank NA	2.250%	7/2/19	5,825	5,845
PNC Bank NA	2.400%	10/18/19	17,125	17,196
PNC Bank NA	2.300%	6/1/20	1,120	1,114
PNC Bank NA	2.600%	7/21/20	2,230	2,249
PNC Bank NA	2.450%	11/5/20	7,500	7,484
PNC Funding Corp.	5.625%	2/1/17	6,739	7,042
PNC Funding Corp.	6.700%	6/10/19	4,125	4,755
PNC Funding Corp.	5.125%	2/8/20	12,975	14,402

PNC Funding Corp.	4.375%	8/11/20	4,165	4,517
Regions Bank	7.500%	5/15/18	3,677	4,117
Regions Bank	2.250%	9/14/18	5,000	5,010
Regions Financial Corp.	2.000%	5/15/18	5,275	5,257
Royal Bank of Canada	1.200%	1/23/17	17,242	17,279
Royal Bank of Canada	1.000%	4/27/17	4,555	4,543
Royal Bank of Canada	1.250%	6/16/17	6,650	6,635
Royal Bank of Canada	1.400%	10/13/17	11,650	11,654
Royal Bank of Canada	1.500%	1/16/18	12,125	12,122
Royal Bank of Canada	2.200%	7/27/18	14,713	14,886
Royal Bank of Canada	1.800%	7/30/18	6,450	6,448
Royal Bank of Canada	2.150%	3/15/19	4,258	4,289
Royal Bank of Canada	2.150%	3/6/20	5,000	4,984
Royal Bank of Canada	2.350%	10/30/20	11,000	10,944
Royal Bank of Scotland Group plc	1.875%	3/31/17	6,488	6,538
Royal Bank of Scotland Group plc	6.400%	10/21/19	11,536	12,900
Santander Bank NA	2.000%	1/12/18	5,175	5,161
Santander Bank NA	8.750%	5/30/18	2,539	2,885
Santander Holdings USA Inc.	3.450%	8/27/18	7,800	8,000
Santander Holdings USA Inc.	2.650%	4/17/20	5,000	4,941
Santander UK Group Holdings plc	2.875%	10/16/20	7,600	7,601
Societe Generale SA	2.750%	10/12/17	11,750	11,940
Societe Generale SA	2.625%	10/1/18	2,950	2,990
State Street Bank & Trust Co.	5.250%	10/15/18	225	245
State Street Corp.	5.375%	4/30/17	300	317
State Street Corp.	4.956%	3/15/18	4,800	5,085
State Street Corp.	1.350%	5/15/18	5,950	5,913
State Street Corp.	2.550%	8/18/20	10,800	10,921
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	5,450	5,442
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	4,500	4,473
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	7,275	7,284
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,365
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,225	2,251
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	8,875	8,847
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	9,150	9,193
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	11,891	11,809
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	17,700	17,656
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	7,040	7,076
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,000	2,979
SunTrust Bank	1.350%	2/15/17	5,775	5,768
SunTrust Bank	7.250%	3/15/18	4,175	4,633
SunTrust Banks Inc.	3.500%	1/20/17	4,150	4,238
SunTrust Banks Inc.	6.000%	9/11/17	2,100	2,248
SunTrust Banks Inc.	2.350%	11/1/18	7,883	7,938
SunTrust Banks Inc.	2.500%	5/1/19	4,400	4,430
Svenska Handelsbanken AB	2.875%	4/4/17	15,575	15,897
Svenska Handelsbanken AB	1.625%	3/21/18	8,050	8,038
Svenska Handelsbanken AB	2.500%	1/25/19	7,875	7,994
Svenska Handelsbanken AB	2.250%	6/17/19	7,525	7,581
Svenska Handelsbanken AB	2.400%	10/1/20	5,175	5,170
Synchrony Financial	1.875%	8/15/17	2,812	2,805
Synchrony Financial	3.000%	8/15/19	12,275	12,340
Synchrony Financial	2.700%	2/3/20	5,150	5,065
Toronto-Dominion Bank	1.125%	5/2/17	11,850	11,834
Toronto-Dominion Bank	1.625%	3/13/18	1,615	1,616
Toronto-Dominion Bank	1.400%	4/30/18	17,495	17,403
Toronto-Dominion Bank	1.750%	7/23/18	4,700	4,706

Toronto-Dominion Bank	2.625%	9/10/18	12,625	12,935
Toronto-Dominion Bank	2.125%	7/2/19	16,450	16,508
Toronto-Dominion Bank	2.250%	11/5/19	11,750	11,801
UBS AG	1.375%	6/1/17	9,300	9,266
UBS AG	7.375%	6/15/17	200	215
UBS AG	1.375%	8/14/17	6,845	6,817
UBS AG	5.875%	12/20/17	16,775	18,128
UBS AG	1.800%	3/26/18	24,700	24,681
UBS AG	5.750%	4/25/18	13,544	14,718
UBS AG	2.375%	8/14/19	15,120	15,188
UBS AG	2.350%	3/26/20	8,600	8,597
UBS AG	4.875%	8/4/20	19,102	21,127
US Bancorp	1.650%	5/15/17	9,418	9,479
US Bancorp	1.950%	11/15/18	5,750	5,812
US Bancorp	2.200%	4/25/19	7,800	7,887
US Bank NA	1.100%	1/30/17	4,900	4,905
US Bank NA	1.375%	9/11/17	8,475	8,496
US Bank NA	1.350%	1/26/18	6,000	5,990
US Bank NA	2.125%	10/28/19	15,473	15,529
Wachovia Corp.	5.750%	6/15/17	15,800	16,834
Wachovia Corp.	5.750%	2/1/18	22,200	24,128
Wells Fargo & Co.	2.100%	5/8/17	16,200	16,394
Wells Fargo & Co.	1.150%	6/2/17	7,136	7,140
Wells Fargo & Co.	1.400%	9/8/17	10,400	10,389
Wells Fargo & Co.	5.625%	12/11/17	18,726	20,219
Wells Fargo & Co.	1.500%	1/16/18	13,875	13,888
Wells Fargo & Co.	2.150%	1/15/19	13,640	13,727
Wells Fargo & Co.	2.125%	4/22/19	12,325	12,396
Wells Fargo & Co.	2.150%	1/30/20	8,975	8,940
Wells Fargo & Co.	2.600%	7/22/20	29,278	29,511
Wells Fargo & Co.	2.550%	12/7/20	15,350	15,334
Wells Fargo Bank NA	6.000%	11/15/17	9,790	10,623
Westpac Banking Corp.	1.200%	5/19/17	10,300	10,297
Westpac Banking Corp.	2.000%	8/14/17	9,164	9,248
Westpac Banking Corp.	1.500%	12/1/17	7,125	7,132
Westpac Banking Corp.	1.600%	1/12/18	7,060	7,060
Westpac Banking Corp.	2.250%	7/30/18	8,900	8,970
Westpac Banking Corp.	1.950%	11/23/18	7,400	7,406
Westpac Banking Corp.	2.250%	1/17/19	9,725	9,792
Westpac Banking Corp.	4.875%	11/19/19	15,263	16,760
Westpac Banking Corp.	2.300%	5/26/20	12,000	11,999
Westpac Banking Corp.	2.600%	11/23/20	11,000	11,015

Brokerage (0.9%)
Ameriprise Financial Inc.	7.300%	6/28/19	1,175	1,373
Ameriprise Financial Inc.	5.300%	3/15/20	6,325	7,073
BGC Partners Inc.	5.375%	12/9/19	2,050	2,122
BlackRock Inc.	6.250%	9/15/17	5,300	5,758
BlackRock Inc.	5.000%	12/10/19	10,100	11,220
Charles Schwab Corp.	1.500%	3/10/18	6,200	6,198
Charles Schwab Corp.	2.200%	7/25/18	2,175	2,190
Charles Schwab Corp.	4.450%	7/22/20	4,848	5,298
Eaton Vance Corp.	6.500%	10/2/17	409	442
Franklin Resources Inc.	1.375%	9/15/17	2,125	2,125
Franklin Resources Inc.	4.625%	5/20/20	2,450	2,688
Intercontinental Exchange Inc.	2.500%	10/15/18	4,525	4,571
Intercontinental Exchange Inc.	2.750%	12/1/20	3,750	3,757

Jefferies Group LLC	5.125%	4/13/18	5,492	5,759
Jefferies Group LLC	8.500%	7/15/19	4,805	5,636
Lazard Group LLC	6.850%	6/15/17	651	694
Lazard Group LLC	4.250%	11/14/20	3,750	3,915
Legg Mason Inc.	2.700%	7/15/19	3,495	3,494
Nasdaq Inc.	5.250%	1/16/18	500	533
Nasdaq Inc.	5.550%	1/15/20	6,727	7,453
Nomura Holdings Inc.	2.750%	3/19/19	8,385	8,480
Nomura Holdings Inc.	6.700%	3/4/20	10,750	12,405
NYSE Euronext	2.000%	10/5/17	8,350	8,402
Raymond James Financial Inc.	8.600%	8/15/19	2,050	2,449
Stifel Financial Corp.	3.500%	12/1/20	1,525	1,518
TD Ameritrade Holding Corp.	5.600%	12/1/19	3,425	3,847

Finance Companies (2.1%)
Air Lease Corp.	5.625%	4/1/17	8,094	8,428
Air Lease Corp.	2.125%	1/15/18	3,550	3,499
Air Lease Corp.	2.625%	9/4/18	4,600	4,554
Air Lease Corp.	3.375%	1/15/19	4,498	4,543
Air Lease Corp.	4.750%	3/1/20	3,025	3,191
Ares Capital Corp.	4.875%	11/30/18	5,325	5,506
Ares Capital Corp.	3.875%	1/15/20	4,575	4,662
FS Investment Corp.	4.000%	7/15/19	4,000	4,006
FS Investment Corp.	4.250%	1/15/20	1,325	1,336
GATX Corp.	1.250%	3/4/17	2,900	2,877
GATX Corp.	2.375%	7/30/18	1,575	1,569
GATX Corp.	2.500%	7/30/19	1,575	1,556
GATX Corp.	2.600%	3/30/20	4,050	3,962
1 GE Capital International Funding Co.	0.964%	4/15/16	47,821	47,862
1 GE Capital International Funding Corp.	2.342%	11/15/20	94,999	94,665
2 GE Capital Trust I	6.375%	11/15/67	6,765	7,188
General Electric Capital Corp.	6.000%	8/7/19	4,602	5,262
General Electric Capital Corp.	2.100%	12/11/19	4,100	4,111
General Electric Capital Corp.	5.500%	1/8/20	4,724	5,354
General Electric Capital Corp.	2.200%	1/9/20	10,653	10,737
General Electric Capital Corp.	5.550%	5/4/20	6,814	7,762
General Electric Capital Corp.	4.375%	9/16/20	11,196	12,228
2 General Electric Capital Corp.	6.375%	11/15/67	12,350	13,122
1 International Lease Finance Corp.	7.125%	9/1/18	9,075	10,005
Prospect Capital Corp.	5.000%	7/15/19	2,225	2,268

Insurance (3.6%)
ACE INA Holdings Inc.	5.700%	2/15/17	925	975
ACE INA Holdings Inc.	5.800%	3/15/18	7,500	8,183
ACE INA Holdings Inc.	5.900%	6/15/19	3,425	3,839
ACE INA Holdings Inc.	2.300%	11/3/20	6,556	6,517
Aegon NV	4.625%	12/1/15	275	275
Aetna Inc.	1.750%	5/15/17	600	602
Aetna Inc.	1.500%	11/15/17	3,860	3,849
Aetna Inc.	2.200%	3/15/19	6,830	6,815
Aetna Inc.	3.950%	9/1/20	3,260	3,450
Aflac Inc.	2.650%	2/15/17	4,925	5,011
Aflac Inc.	2.400%	3/16/20	5,800	5,841
Alleghany Corp.	5.625%	9/15/20	1,400	1,556
Allied World Assurance Co. Ltd.	5.500%	11/15/20	1,875	2,053
Allstate Corp.	7.450%	5/16/19	100	118
2 Allstate Corp.	6.125%	5/15/67	4,369	4,429

Alterra Finance LLC	6.250%	9/30/20	2,365	2,679
American Financial Group Inc.	9.875%	6/15/19	2,090	2,560
American International Group Inc.	5.850%	1/16/18	8,074	8,763
American International Group Inc.	2.300%	7/16/19	8,665	8,666
American International Group Inc.	3.375%	8/15/20	5,700	5,920
Anthem Inc.	2.375%	2/15/17	3,536	3,570
Anthem Inc.	5.875%	6/15/17	4,912	5,222
Anthem Inc.	1.875%	1/15/18	5,075	5,080
Anthem Inc.	2.300%	7/15/18	4,698	4,707
Anthem Inc.	2.250%	8/15/19	7,565	7,550
Anthem Inc.	4.350%	8/15/20	4,655	4,937
Aon Corp.	5.000%	9/30/20	4,550	5,008
Assurant Inc.	2.500%	3/15/18	2,450	2,467
Axis Specialty Finance LLC	5.875%	6/1/20	6,842	7,625
AXIS Specialty Finance plc	2.650%	4/1/19	4,220	4,215
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	8,824	8,895
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	8,138	8,116
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,200	12,243
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,425	5,506
Berkshire Hathaway Inc.	1.900%	1/31/17	11,917	12,040
Berkshire Hathaway Inc.	1.550%	2/9/18	5,075	5,095
Berkshire Hathaway Inc.	2.100%	8/14/19	2,500	2,529
Chubb Corp.	5.750%	5/15/18	4,305	4,721
2 Chubb Corp.	6.375%	3/29/67	7,455	7,194
Cigna Corp.	5.125%	6/15/20	2,680	2,944
CNA Financial Corp.	7.350%	11/15/19	1,875	2,180
CNA Financial Corp.	5.875%	8/15/20	4,102	4,587
Coventry Health Care Inc.	5.950%	3/15/17	2,780	2,936
Hartford Financial Services Group Inc.	5.375%	3/15/17	3,425	3,588
Hartford Financial Services Group Inc.	6.300%	3/15/18	4,353	4,767
Hartford Financial Services Group Inc.	6.000%	1/15/19	3,020	3,342
Hartford Financial Services Group Inc.	5.500%	3/30/20	3,850	4,281
HCC Insurance Holdings Inc.	6.300%	11/15/19	2,650	3,007
Humana Inc.	7.200%	6/15/18	3,300	3,712
Humana Inc.	6.300%	8/1/18	2,235	2,472
Humana Inc.	2.625%	10/1/19	2,625	2,638
Kemper Corp.	6.000%	5/15/17	3,440	3,608
Lincoln National Corp.	8.750%	7/1/19	1,000	1,212
Lincoln National Corp.	6.250%	2/15/20	3,425	3,906
2 Lincoln National Corp.	6.050%	4/20/67	4,000	3,260
Manulife Financial Corp.	4.900%	9/17/20	3,725	4,059
Markel Corp.	7.125%	9/30/19	3,367	3,892
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,466
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	1,150	1,168
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	2,610	2,613
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	4,550	4,534
MetLife Inc.	1.756%	12/15/17	5,753	5,770
MetLife Inc.	1.903%	12/15/17	6,150	6,187
MetLife Inc.	6.817%	8/15/18	7,457	8,423
MetLife Inc.	7.717%	2/15/19	6,570	7,713
PartnerRe Finance B LLC	5.500%	6/1/20	3,645	4,008
Principal Financial Group Inc.	1.850%	11/15/17	1,935	1,945
Principal Financial Group Inc.	8.875%	5/15/19	2,575	3,109
2 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,811
2 Progressive Corp.	6.700%	6/15/67	4,467	4,484
Protective Life Corp.	7.375%	10/15/19	1,400	1,635
Prudential Financial Inc.	6.000%	12/1/17	5,496	5,948

Prudential Financial Inc.	2.300%	8/15/18	3,625	3,660
Prudential Financial Inc.	7.375%	6/15/19	4,375	5,123
Prudential Financial Inc.	2.350%	8/15/19	2,550	2,556
Prudential Financial Inc.	5.375%	6/21/20	9,589	10,734
Prudential Financial Inc.	4.500%	11/15/20	3,900	4,214
2 Prudential Financial Inc.	8.875%	6/15/68	4,405	5,016
Reinsurance Group of America Inc.	5.625%	3/15/17	4,015	4,203
Reinsurance Group of America Inc.	6.450%	11/15/19	3,425	3,875
2 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,278
Torchmark Corp.	9.250%	6/15/19	2,500	3,052
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,383
Travelers Cos. Inc.	5.800%	5/15/18	3,650	4,013
Travelers Cos. Inc.	5.900%	6/2/19	4,415	4,993
Travelers Cos. Inc.	3.900%	11/1/20	2,975	3,177
UnitedHealth Group Inc.	1.875%	11/15/16	1,200	1,211
UnitedHealth Group Inc.	6.000%	6/15/17	1,830	1,959
UnitedHealth Group Inc.	1.450%	7/17/17	7,000	7,024
UnitedHealth Group Inc.	1.400%	10/15/17	5,344	5,347
UnitedHealth Group Inc.	1.400%	12/15/17	5,650	5,646
UnitedHealth Group Inc.	6.000%	2/15/18	9,081	9,901
UnitedHealth Group Inc.	1.900%	7/16/18	10,400	10,476
UnitedHealth Group Inc.	1.625%	3/15/19	4,275	4,253
UnitedHealth Group Inc.	2.300%	12/15/19	6,825	6,902
UnitedHealth Group Inc.	2.700%	7/15/20	13,275	13,502
UnitedHealth Group Inc.	3.875%	10/15/20	1,625	1,732
Unum Group	5.625%	9/15/20	1,825	2,018
Voya Financial Inc.	2.900%	2/15/18	7,525	7,676
Willis North America Inc.	6.200%	3/28/17	245	257
WR Berkley Corp.	7.375%	9/15/19	1,282	1,496
WR Berkley Corp.	5.375%	9/15/20	3,175	3,495
XLIT Ltd.	2.300%	12/15/18	5,850	5,869
2 XLIT Ltd.	6.500%	10/29/49	7,000	5,493

Other Finance (0.0%)
ORIX Corp.	3.750%	3/9/17	3,050	3,123
XTRA Finance Corp.	5.150%	4/1/17	2,500	2,619

Real Estate Investment Trusts (2.0%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,900	2,869
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	2,950	2,959
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,402
AvalonBay Communities Inc.	3.625%	10/1/20	5,525	5,765
BioMed Realty LP	3.850%	4/15/16	460	463
BioMed Realty LP	2.625%	5/1/19	2,985	2,912
Boston Properties LP	3.700%	11/15/18	4,415	4,587
Boston Properties LP	5.875%	10/15/19	8,259	9,208
Boston Properties LP	5.625%	11/15/20	4,075	4,571
Brandywine Operating Partnership LP	5.700%	5/1/17	4,575	4,792
Brandywine Operating Partnership LP	4.950%	4/15/18	2,375	2,480
DDR Corp.	7.500%	4/1/17	5,850	6,269
DDR Corp.	7.875%	9/1/20	1,725	2,075
1 Digital Delta Holdings LLC	3.400%	10/1/20	3,300	3,313
Digital Realty Trust LP	5.875%	2/1/20	3,200	3,535
Digital Realty Trust LP	5.250%	3/15/21	2,160	2,334
Duke Realty LP	5.950%	2/15/17	6,007	6,304
EPR Properties	7.750%	7/15/20	1,000	1,169

Equity CommonWealth	6.250%	6/15/17	1,000	1,038
Equity CommonWealth	6.650%	1/15/18	1,000	1,064
Equity Commonwealth	5.875%	9/15/20	800	865
ERP Operating LP	5.750%	6/15/17	6,449	6,851
ERP Operating LP	2.375%	7/1/19	3,500	3,512
ERP Operating LP	4.750%	7/15/20	3,475	3,784
Essex Portfolio LP	5.500%	3/15/17	1,625	1,700
Federal Realty Investment Trust	2.550%	1/15/21	950	949
Government Properties Income Trust	3.750%	8/15/19	2,500	2,522
HCP Inc.	6.000%	1/30/17	3,100	3,246
HCP Inc.	6.700%	1/30/18	7,270	7,949
HCP Inc.	3.750%	2/1/19	2,000	2,078
HCP Inc.	2.625%	2/1/20	9,125	9,002
Highwoods Realty LP	5.850%	3/15/17	2,810	2,945
Hospitality Properties Trust	5.625%	3/15/17	975	1,014
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,176
Kilroy Realty LP	4.800%	7/15/18	4,450	4,685
Kimco Realty Corp.	5.700%	5/1/17	2,150	2,267
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,222
Kimco Realty Corp.	6.875%	10/1/19	1,425	1,646
Liberty Property LP	5.500%	12/15/16	1,413	1,470
Liberty Property LP	6.625%	10/1/17	725	782
Liberty Property LP	4.750%	10/1/20	4,700	5,019
Mack-Cali Realty LP	2.500%	12/15/17	1,000	993
Mack-Cali Realty LP	7.750%	8/15/19	2,950	3,297
ProLogis LP	4.500%	8/15/17	2,225	2,342
ProLogis LP	2.750%	2/15/19	3,050	3,094
Realty Income Corp.	2.000%	1/31/18	2,875	2,879
Realty Income Corp.	6.750%	8/15/19	3,460	3,947
Regency Centers LP	5.875%	6/15/17	1,499	1,588
Select Income REIT	2.850%	2/1/18	5,375	5,379
Select Income REIT	3.600%	2/1/20	150	152
Senior Housing Properties Trust	3.250%	5/1/19	4,550	4,545
Simon Property Group LP	5.250%	12/1/16	3,250	3,353
Simon Property Group LP	2.800%	1/30/17	3,725	3,783
Simon Property Group LP	2.150%	9/15/17	5,290	5,358
Simon Property Group LP	6.125%	5/30/18	10,683	11,911
Simon Property Group LP	2.200%	2/1/19	6,800	6,847
Simon Property Group LP	10.350%	4/1/19	4,536	5,603
Simon Property Group LP	5.650%	2/1/20	3,801	4,279
Simon Property Group LP	2.500%	9/1/20	3,800	3,822
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,941
Tanger Properties LP	6.125%	6/1/20	2,500	2,840
UDR Inc.	4.250%	6/1/18	2,300	2,408
UDR Inc.	3.700%	10/1/20	3,925	4,060
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	8,191	8,190
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	3,375	3,528
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,275	3,240
Vornado Realty LP	2.500%	6/30/19	3,325	3,291
Washington Prime Group LP	3.850%	4/1/20	1,800	1,823
Washington REIT	4.950%	10/1/20	1,875	2,006
Welltower Inc.	4.700%	9/15/17	5,859	6,142
Welltower Inc.	2.250%	3/15/18	3,436	3,431
Welltower Inc.	4.125%	4/1/19	2,100	2,203
Welltower Inc.	6.125%	4/15/20	3,275	3,695
				5,489,128

Industrial (52.3%)
Basic Industry (3.3%)
Agrium Inc.	6.750%	1/15/19	4,799	5,380
Air Products & Chemicals Inc.	1.200%	10/15/17	1,925	1,915
Air Products & Chemicals Inc.	4.375%	8/21/19	1,115	1,201
Airgas Inc.	1.650%	2/15/18	1,850	1,834
Airgas Inc.	3.050%	8/1/20	5,500	5,540
Albemarle Corp.	3.000%	12/1/19	1,675	1,666
Barrick Gold Corp.	6.950%	4/1/19	1,888	2,049
Barrick North America Finance LLC	6.800%	9/15/18	7,296	7,848
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	575	597
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	12,003	12,006
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	514	539
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	10,806	10,787
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,325	13,843
Cabot Corp.	2.550%	1/15/18	1,125	1,140
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,615	2,961
CF Industries Inc.	6.875%	5/1/18	9,125	9,992
CF Industries Inc.	7.125%	5/1/20	7,140	8,175
Domtar Corp.	10.750%	6/1/17	399	448
Dow Chemical Co.	8.550%	5/15/19	13,300	15,894
Dow Chemical Co.	4.250%	11/15/20	13,730	14,630
Eastman Chemical Co.	2.400%	6/1/17	11,725	11,847
Eastman Chemical Co.	2.700%	1/15/20	8,675	8,654
Ecolab Inc.	3.000%	12/8/16	6,350	6,467
Ecolab Inc.	1.450%	12/8/17	3,713	3,692
Ecolab Inc.	1.550%	1/12/18	3,490	3,460
Ecolab Inc.	2.250%	1/12/20	2,650	2,639
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,514	1,578
EI du Pont de Nemours & Co.	6.000%	7/15/18	13,003	14,328
EI du Pont de Nemours & Co.	4.625%	1/15/20	8,180	8,819
Freeport-McMoRan Inc.	2.150%	3/1/17	5,820	5,514
Freeport-McMoRan Inc.	2.300%	11/14/17	2,265	2,039
Freeport-McMoRan Inc.	2.375%	3/15/18	12,795	10,844
Freeport-McMoRan Inc.	3.100%	3/15/20	5,817	4,479
Freeport-McMoran Oil & Gas LLC / FCX Oil &
Gas Inc.	6.500%	11/15/20	2,688	2,150
Glencore Canada Corp.	5.500%	6/15/17	900	880
Goldcorp Inc.	2.125%	3/15/18	5,145	5,059
International Paper Co.	7.950%	6/15/18	9,400	10,724
International Paper Co.	9.375%	5/15/19	118	143
Lubrizol Corp.	8.875%	2/1/19	3,288	3,953
LyondellBasell Industries NV	5.000%	4/15/19	16,200	17,402
MeadWestvaco Corp.	7.375%	9/1/19	750	860
Methanex Corp.	3.250%	12/15/19	2,475	2,371
Monsanto Co.	1.150%	6/30/17	4,546	4,512
Monsanto Co.	5.125%	4/15/18	3,027	3,246
Monsanto Co.	1.850%	11/15/18	2,035	2,017
Monsanto Co.	2.125%	7/15/19	8,950	8,883
Newmont Mining Corp.	5.125%	10/1/19	5,806	6,119
Nucor Corp.	5.750%	12/1/17	6,900	7,367
Nucor Corp.	5.850%	6/1/18	5,568	6,020
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,640	4,762
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,850	2,099
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,475	3,783
PPG Industries Inc.	2.300%	11/15/19	9,000	8,952
PPG Industries Inc.	3.600%	11/15/20	2,825	2,926

Praxair Inc.	5.200%	3/15/17	2,125	2,230
Praxair Inc.	1.050%	11/7/17	1,675	1,661
Praxair Inc.	1.250%	11/7/18	4,800	4,734
Praxair Inc.	4.500%	8/15/19	4,675	5,084
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,918	17,515
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,760	16,615
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	3,550	3,663
Rio Tinto Finance USA plc	2.000%	3/22/17	4,525	4,527
Rio Tinto Finance USA plc	1.625%	8/21/17	8,500	8,445
Rio Tinto Finance USA plc	2.250%	12/14/18	6,130	6,083
Rock-Tenn Co.	4.450%	3/1/19	5,000	5,247
Rock-Tenn Co.	3.500%	3/1/20	2,500	2,551
Rohm & Haas Co.	6.000%	9/15/17	1,756	1,879
RPM International Inc.	6.500%	2/15/18	1,500	1,639
RPM International Inc.	6.125%	10/15/19	3,000	3,315
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,158
Sigma-Aldrich Corp.	3.375%	11/1/20	990	1,040
Southern Copper Corp.	5.375%	4/16/20	2,750	2,891
Vale Overseas Ltd.	6.250%	1/23/17	8,525	8,632
Vale Overseas Ltd.	5.625%	9/15/19	6,975	6,801
Vale Overseas Ltd.	4.625%	9/15/20	6,375	5,849
Valspar Corp.	7.250%	6/15/19	800	919
Weyerhaeuser Co.	7.375%	10/1/19	4,000	4,641

Capital Goods (4.6%)
3M Co.	1.000%	6/26/17	5,445	5,454
3M Co.	1.375%	8/7/18	3,875	3,880
3M Co.	1.625%	6/15/19	3,975	3,974
3M Co.	2.000%	8/7/20	3,875	3,896
ABB Finance USA Inc.	1.625%	5/8/17	620	622
Acuity Brands Lighting Inc.	6.000%	12/15/19	4,175	4,567
Bemis Co. Inc.	6.800%	8/1/19	2,900	3,300
Boeing Capital Corp.	2.900%	8/15/18	850	881
Boeing Capital Corp.	4.700%	10/27/19	3,734	4,127
Boeing Co.	0.950%	5/15/18	6,910	6,846
Boeing Co.	6.000%	3/15/19	1,900	2,145
Boeing Co.	4.875%	2/15/20	10,275	11,538
Boeing Co.	1.650%	10/30/20	1,250	1,228
Caterpillar Financial Services Corp.	1.000%	3/3/17	7,437	7,432
Caterpillar Financial Services Corp.	1.625%	6/1/17	3,149	3,168
Caterpillar Financial Services Corp.	1.250%	8/18/17	5,370	5,362
Caterpillar Financial Services Corp.	1.250%	11/6/17	7,597	7,578
Caterpillar Financial Services Corp.	1.300%	3/1/18	2,750	2,730
Caterpillar Financial Services Corp.	5.450%	4/15/18	2,790	3,035
Caterpillar Financial Services Corp.	2.450%	9/6/18	4,450	4,537
Caterpillar Financial Services Corp.	7.050%	10/1/18	4,000	4,558
Caterpillar Financial Services Corp.	1.800%	11/13/18	5,600	5,616
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,687	12,367
Caterpillar Financial Services Corp.	2.100%	6/9/19	4,795	4,815
Caterpillar Financial Services Corp.	2.250%	12/1/19	750	754
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,900	2,887
Caterpillar Financial Services Corp.	2.500%	11/13/20	3,000	3,016
Caterpillar Inc.	1.500%	6/26/17	8,519	8,554
Caterpillar Inc.	7.900%	12/15/18	7,495	8,804
Cooper US Inc.	6.100%	7/1/17	2,660	2,847
Crane Co.	2.750%	12/15/18	4,050	4,070
CRH America Inc.	8.125%	7/15/18	2,350	2,697

Danaher Corp.	5.625%	1/15/18	6,965	7,550
Danaher Corp.	1.650%	9/15/18	2,700	2,703
Danaher Corp.	5.400%	3/1/19	6,225	6,897
Danaher Corp.	2.400%	9/15/20	2,000	2,007
Deere & Co.	4.375%	10/16/19	3,064	3,322
Dover Corp.	5.450%	3/15/18	1,735	1,880
Eaton Corp.	5.300%	3/15/17	2,300	2,411
Eaton Corp.	1.500%	11/2/17	9,050	9,038
Eaton Corp.	5.600%	5/15/18	5,075	5,498
Eaton Corp.	6.950%	3/20/19	75	86
Emerson Electric Co.	5.125%	12/1/16	375	390
Emerson Electric Co.	5.375%	10/15/17	5,010	5,372
Emerson Electric Co.	5.250%	10/15/18	2,950	3,226
Emerson Electric Co.	4.875%	10/15/19	2,310	2,549
Emerson Electric Co.	4.250%	11/15/20	1,650	1,787
Fortune Brands Home & Security Inc.	3.000%	6/15/20	2,490	2,500
General Dynamics Corp.	1.000%	11/15/17	8,653	8,621
General Electric Co.	5.250%	12/6/17	33,118	35,703
Harris Corp.	1.999%	4/27/18	6,850	6,778
Harris Corp.	2.700%	4/27/20	3,300	3,253
Honeywell International Inc.	5.300%	3/15/17	3,375	3,553
Honeywell International Inc.	5.300%	3/1/18	13,350	14,492
Honeywell International Inc.	5.000%	2/15/19	8,225	9,056
Illinois Tool Works Inc.	1.950%	3/1/19	6,175	6,202
Illinois Tool Works Inc.	6.250%	4/1/19	4,475	5,095
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	7,073	7,899
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	3,025	3,073
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,250	2,224
John Deere Capital Corp.	1.050%	12/15/16	1,693	1,697
John Deere Capital Corp.	2.000%	1/13/17	4,941	4,993
John Deere Capital Corp.	1.400%	3/15/17	3,417	3,427
John Deere Capital Corp.	5.500%	4/13/17	1,675	1,771
John Deere Capital Corp.	1.125%	6/12/17	4,000	3,993
John Deere Capital Corp.	2.800%	9/18/17	4,044	4,146
John Deere Capital Corp.	1.200%	10/10/17	3,874	3,873
John Deere Capital Corp.	1.550%	12/15/17	2,200	2,206
John Deere Capital Corp.	1.350%	1/16/18	4,100	4,089
John Deere Capital Corp.	1.300%	3/12/18	8,530	8,474
John Deere Capital Corp.	5.350%	4/3/18	2,325	2,514
John Deere Capital Corp.	1.600%	7/13/18	2,000	1,999
John Deere Capital Corp.	1.750%	8/10/18	3,700	3,707
John Deere Capital Corp.	5.750%	9/10/18	4,480	4,941
John Deere Capital Corp.	1.950%	12/13/18	6,758	6,773
John Deere Capital Corp.	1.950%	3/4/19	6,300	6,312
John Deere Capital Corp.	2.250%	4/17/19	8,293	8,385
John Deere Capital Corp.	2.300%	9/16/19	2,500	2,502
John Deere Capital Corp.	1.700%	1/15/20	1,700	1,662
John Deere Capital Corp.	2.050%	3/10/20	6,000	5,952
John Deere Capital Corp.	2.375%	7/14/20	4,400	4,405
John Deere Capital Corp.	2.450%	9/11/20	3,000	3,010
Kennametal Inc.	2.650%	11/1/19	3,374	3,358
L-3 Communications Corp.	1.500%	5/28/17	5,305	5,212
L-3 Communications Corp.	5.200%	10/15/19	2,950	3,132
L-3 Communications Corp.	4.750%	7/15/20	7,634	7,957
Lockheed Martin Corp.	1.850%	11/23/18	4,450	4,453
Lockheed Martin Corp.	4.250%	11/15/19	7,100	7,633
Lockheed Martin Corp.	2.500%	11/23/20	6,300	6,314

Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,301
Northrop Grumman Corp.	1.750%	6/1/18	7,175	7,145
Northrop Grumman Corp.	5.050%	8/1/19	1,675	1,817
Owens Corning	6.500%	12/1/16	197	205
Owens Corning	9.000%	6/15/19	62	73
Parker Hannifin Corp.	5.500%	5/15/18	4,103	4,459
Pentair Finance SA	1.875%	9/15/17	2,770	2,740
Pentair Finance SA	2.650%	12/1/19	500	486
Pentair Finance SA	3.625%	9/15/20	8,000	7,991
Precision Castparts Corp.	1.250%	1/15/18	8,565	8,547
Precision Castparts Corp.	2.250%	6/15/20	4,050	4,041
Raytheon Co.	6.400%	12/15/18	3,266	3,701
Raytheon Co.	4.400%	2/15/20	2,550	2,772
Raytheon Co.	3.125%	10/15/20	8,525	8,870
Republic Services Inc.	3.800%	5/15/18	5,721	5,957
Republic Services Inc.	5.500%	9/15/19	5,620	6,205
Republic Services Inc.	5.000%	3/1/20	6,817	7,467
Rockwell Automation Inc.	5.650%	12/1/17	500	537
Rockwell Automation Inc.	2.050%	3/1/20	5,225	5,193
Rockwell Collins Inc.	5.250%	7/15/19	650	712
Roper Technologies Inc.	1.850%	11/15/17	4,575	4,564
Roper Technologies Inc.	2.050%	10/1/18	8,228	8,178
Roper Technologies Inc.	6.250%	9/1/19	1,868	2,085
Roper Technologies Inc.	3.000%	12/15/20	1,000	1,000
2 Stanley Black & Decker Inc.	5.750%	12/15/53	2,800	2,996
Textron Inc.	5.600%	12/1/17	2,275	2,427
Textron Inc.	7.250%	10/1/19	1,250	1,432
United Technologies Corp.	1.800%	6/1/17	16,874	17,008
United Technologies Corp.	5.375%	12/15/17	8,187	8,844
United Technologies Corp.	6.125%	2/1/19	8,850	9,933
United Technologies Corp.	4.500%	4/15/20	9,337	10,267
Valmont Industries Inc.	6.625%	4/20/20	668	754
Waste Management Inc.	6.100%	3/15/18	5,147	5,682
Waste Management Inc.	4.750%	6/30/20	4,400	4,793

Communication (6.7%)
21st Century Fox America Inc.	7.250%	5/18/18	700	783
21st Century Fox America Inc.	8.250%	8/10/18	3,280	3,796
21st Century Fox America Inc.	6.900%	3/1/19	4,675	5,340
21st Century Fox America Inc.	5.650%	8/15/20	4,100	4,622
America Movil SAB de CV	5.625%	11/15/17	3,525	3,775
America Movil SAB de CV	5.000%	10/16/19	7,025	7,627
America Movil SAB de CV	5.000%	3/30/20	13,328	14,599
American Tower Corp.	4.500%	1/15/18	6,690	7,010
American Tower Corp.	3.400%	2/15/19	6,675	6,887
American Tower Corp.	2.800%	6/1/20	9,500	9,432
American Tower Corp.	5.050%	9/1/20	5,106	5,539
AT&T Inc.	1.600%	2/15/17	9,100	9,137
AT&T Inc.	1.700%	6/1/17	7,261	7,295
AT&T Inc.	1.400%	12/1/17	14,550	14,533
AT&T Inc.	5.500%	2/1/18	21,179	22,878
AT&T Inc.	5.600%	5/15/18	5,702	6,224
AT&T Inc.	2.375%	11/27/18	14,456	14,653
AT&T Inc.	5.800%	2/15/19	16,804	18,690
AT&T Inc.	2.300%	3/11/19	13,675	13,865
AT&T Inc.	2.450%	6/30/20	16,475	16,319
British Telecommunications plc	1.250%	2/14/17	5,165	5,152

British Telecommunications plc	5.950%	1/15/18	9,290	10,088
British Telecommunications plc	2.350%	2/14/19	6,940	6,965
CBS Corp.	1.950%	7/1/17	4,325	4,347
CBS Corp.	4.625%	5/15/18	1,025	1,087
CBS Corp.	2.300%	8/15/19	4,500	4,471
CBS Corp.	5.750%	4/15/20	3,610	4,038
CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	8,175	8,210
1 CCO Safari II LLC	3.579%	7/23/20	17,225	17,296
Comcast Cable Communications LLC	8.875%	5/1/17	4,720	5,222
Comcast Corp.	6.500%	1/15/17	11,172	11,851
Comcast Corp.	6.300%	11/15/17	3,725	4,080
Comcast Corp.	5.875%	2/15/18	8,290	9,066
Comcast Corp.	5.700%	5/15/18	10,625	11,675
Comcast Corp.	5.700%	7/1/19	2,227	2,521
Comcast Corp.	5.150%	3/1/20	9,825	11,061
Deutsche Telekom International Finance BV	6.750%	8/20/18	8,581	9,620
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,925	5,494
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	13,740	13,905
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	4,850	4,842
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	5,443	6,118
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	8,215	8,994
Discovery Communications LLC	5.625%	8/15/19	3,035	3,318
Discovery Communications LLC	5.050%	6/1/20	8,475	9,089
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,528
Historic TW Inc.	6.875%	6/15/18	6,514	7,315
Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,250	2,248
McGraw Hill Financial Inc.	5.900%	11/15/17	2,477	2,632
1 McGraw Hill Financial Inc.	2.500%	8/15/18	3,500	3,525
1 McGraw Hill Financial Inc.	3.300%	8/14/20	4,900	4,964
Moody's Corp.	2.750%	7/15/19	4,325	4,383
Moody's Corp.	5.500%	9/1/20	2,900	3,214
NBCUniversal Media LLC	5.150%	4/30/20	16,513	18,600
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,425	5,420
Omnicom Group Inc.	6.250%	7/15/19	2,900	3,273
Omnicom Group Inc.	4.450%	8/15/20	10,350	11,101
Orange SA	2.750%	2/6/19	9,670	9,901
Orange SA	5.375%	7/8/19	7,980	8,860
Qwest Corp.	6.500%	6/1/17	2,862	3,027
RELX Capital Inc.	8.625%	1/15/19	875	1,029
Rogers Communications Inc.	6.800%	8/15/18	12,075	13,566
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,000	2,968
Scripps Networks Interactive Inc.	2.800%	6/15/20	6,450	6,323
Telefonica Emisiones SAU	6.221%	7/3/17	8,250	8,802
Telefonica Emisiones SAU	3.192%	4/27/18	11,690	11,940
Telefonica Emisiones SAU	5.877%	7/15/19	1,980	2,198
Telefonica Emisiones SAU	5.134%	4/27/20	12,525	13,748
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,750	1,928
Thomson Reuters Corp.	1.300%	2/23/17	4,850	4,827
Thomson Reuters Corp.	1.650%	9/29/17	3,037	3,032
Thomson Reuters Corp.	6.500%	7/15/18	9,100	10,089
Thomson Reuters Corp.	4.700%	10/15/19	4,575	4,936
Time Warner Cable Inc.	5.850%	5/1/17	8,750	9,175

Time Warner Cable Inc.	6.750%	7/1/18	18,406	20,292
Time Warner Cable Inc.	8.750%	2/14/19	15,125	17,660
Time Warner Cable Inc.	8.250%	4/1/19	10,550	12,211
Time Warner Cable Inc.	5.000%	2/1/20	8,925	9,492
Time Warner Cos. Inc.	7.250%	10/15/17	983	1,082
Time Warner Inc.	2.100%	6/1/19	3,650	3,632
Time Warner Inc.	4.875%	3/15/20	10,149	11,091
Verizon Communications Inc.	1.350%	6/9/17	8,960	8,965
Verizon Communications Inc.	1.100%	11/1/17	5,540	5,504
Verizon Communications Inc.	5.500%	2/15/18	5,250	5,687
Verizon Communications Inc.	6.100%	4/15/18	2,732	3,012
Verizon Communications Inc.	3.650%	9/14/18	26,018	27,402
Verizon Communications Inc.	6.350%	4/1/19	18,550	21,083
Verizon Communications Inc.	2.550%	6/17/19	4,425	4,500
Verizon Communications Inc.	2.625%	2/21/20	25,173	25,387
Verizon Communications Inc.	4.500%	9/15/20	26,530	28,756
Viacom Inc.	2.500%	12/15/16	3,500	3,537
Viacom Inc.	3.500%	4/1/17	2,775	2,830
Viacom Inc.	6.125%	10/5/17	4,800	5,137
Viacom Inc.	2.500%	9/1/18	4,655	4,668
Viacom Inc.	2.200%	4/1/19	4,100	4,045
Viacom Inc.	5.625%	9/15/19	2,500	2,742
Viacom Inc.	2.750%	12/15/19	3,100	3,076
Vodafone Group plc	5.625%	2/27/17	6,690	7,028
Vodafone Group plc	1.625%	3/20/17	4,625	4,636
Vodafone Group plc	1.250%	9/26/17	11,315	11,232
Vodafone Group plc	1.500%	2/19/18	5,550	5,530
Vodafone Group plc	4.625%	7/15/18	10,175	10,819
Vodafone Group plc	5.450%	6/10/19	9,320	10,407
Walt Disney Co.	1.125%	2/15/17	3,450	3,462
Walt Disney Co.	0.875%	5/30/17	2,550	2,546
Walt Disney Co.	6.000%	7/17/17	4,209	4,544
Walt Disney Co.	1.100%	12/1/17	10,252	10,260
Walt Disney Co.	5.875%	12/15/17	3,700	4,035
Walt Disney Co.	1.500%	9/17/18	9,200	9,219
Walt Disney Co.	5.500%	3/15/19	150	168
Walt Disney Co.	1.850%	5/30/19	3,400	3,412
Walt Disney Co.	2.150%	9/17/20	5,700	5,744

Consumer Cyclical (7.2%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,380
1 Alibaba Group Holding Ltd.	1.625%	11/28/17	7,000	6,949
1 Alibaba Group Holding Ltd.	2.500%	11/28/19	15,850	15,565
Amazon.com Inc.	1.200%	11/29/17	6,700	6,691
Amazon.com Inc.	2.600%	12/5/19	13,800	14,101
American Honda Finance Corp.	1.200%	7/14/17	3,850	3,839
American Honda Finance Corp.	1.550%	12/11/17	8,800	8,826
American Honda Finance Corp.	1.500%	3/13/18	4,000	3,989
American Honda Finance Corp.	1.600%	7/13/18	9,000	8,972
American Honda Finance Corp.	2.125%	10/10/18	9,450	9,560
American Honda Finance Corp.	2.250%	8/15/19	10,825	10,907
American Honda Finance Corp.	2.450%	9/24/20	9,000	9,046
Automatic Data Processing Inc.	2.250%	9/15/20	7,500	7,567
AutoNation Inc.	5.500%	2/1/20	2,680	2,917
AutoZone Inc.	1.300%	1/13/17	4,900	4,898
AutoZone Inc.	7.125%	8/1/18	1,325	1,495
AutoZone Inc.	4.000%	11/15/20	2,484	2,620

Block Financial LLC	4.125%	10/1/20	4,800	4,886
BorgWarner Inc.	4.625%	9/15/20	575	617
Brinker International Inc.	2.600%	5/15/18	1,866	1,861
Carnival Corp.	1.875%	12/15/17	3,700	3,704
Carnival Corp.	3.950%	10/15/20	5,225	5,511
Costco Wholesale Corp.	5.500%	3/15/17	7,186	7,599
Costco Wholesale Corp.	1.125%	12/15/17	8,044	8,041
Costco Wholesale Corp.	1.700%	12/15/19	8,750	8,716
Costco Wholesale Corp.	1.750%	2/15/20	4,085	4,059
CVS Health Corp.	1.200%	12/5/16	6,000	6,014
CVS Health Corp.	5.750%	6/1/17	7,826	8,334
CVS Health Corp.	1.900%	7/20/18	18,925	19,030
CVS Health Corp.	2.250%	12/5/18	11,657	11,781
CVS Health Corp.	2.250%	8/12/19	7,500	7,539
CVS Health Corp.	4.750%	5/18/20	2,517	2,742
CVS Health Corp.	2.800%	7/20/20	24,150	24,474
Darden Restaurants Inc.	6.450%	10/15/17	1,230	1,335
Delphi Automotive plc	3.150%	11/19/20	3,800	3,812
Dollar General Corp.	4.125%	7/15/17	4,000	4,133
Dollar General Corp.	1.875%	4/15/18	2,150	2,133
eBay Inc.	1.350%	7/15/17	4,236	4,207
eBay Inc.	2.200%	8/1/19	7,900	7,828
eBay Inc.	3.250%	10/15/20	5,435	5,486
Expedia Inc.	7.456%	8/15/18	5,275	5,935
Expedia Inc.	5.950%	8/15/20	5,350	5,913
Ford Motor Co.	6.500%	8/1/18	150	166
Ford Motor Credit Co. LLC	8.000%	12/15/16	14,575	15,492
Ford Motor Credit Co. LLC	4.250%	2/3/17	8,515	8,732
Ford Motor Credit Co. LLC	1.461%	3/27/17	3,600	3,569
Ford Motor Credit Co. LLC	3.000%	6/12/17	16,510	16,709
Ford Motor Credit Co. LLC	6.625%	8/15/17	9,812	10,496
Ford Motor Credit Co. LLC	1.684%	9/8/17	6,000	5,943
Ford Motor Credit Co. LLC	1.724%	12/6/17	8,500	8,402
Ford Motor Credit Co. LLC	2.145%	1/9/18	9,075	9,060
Ford Motor Credit Co. LLC	2.375%	1/16/18	14,521	14,554
Ford Motor Credit Co. LLC	5.000%	5/15/18	19,105	20,166
Ford Motor Credit Co. LLC	2.240%	6/15/18	550	546
Ford Motor Credit Co. LLC	2.875%	10/1/18	8,880	8,957
Ford Motor Credit Co. LLC	2.551%	10/5/18	500	501
Ford Motor Credit Co. LLC	2.375%	3/12/19	15,650	15,430
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,400	9,265
Ford Motor Credit Co. LLC	8.125%	1/15/20	9,450	11,216
Ford Motor Credit Co. LLC	2.459%	3/27/20	750	731
Ford Motor Credit Co. LLC	3.157%	8/4/20	11,050	11,054
General Motors Co.	3.500%	10/2/18	11,035	11,201
General Motors Financial Co. Inc.	2.625%	7/10/17	2,639	2,646
General Motors Financial Co. Inc.	4.750%	8/15/17	4,600	4,767
General Motors Financial Co. Inc.	3.000%	9/25/17	8,785	8,851
General Motors Financial Co. Inc.	3.250%	5/15/18	5,495	5,536
General Motors Financial Co. Inc.	6.750%	6/1/18	11,100	12,071
General Motors Financial Co. Inc.	3.100%	1/15/19	5,100	5,094
General Motors Financial Co. Inc.	3.500%	7/10/19	10,897	11,006
General Motors Financial Co. Inc.	3.150%	1/15/20	5,865	5,784
General Motors Financial Co. Inc.	3.200%	7/13/20	16,250	16,006
General Motors Financial Co. Inc.	3.700%	11/24/20	9,000	9,022
Home Depot Inc.	2.250%	9/10/18	10,065	10,337
Home Depot Inc.	2.000%	6/15/19	8,780	8,891

Home Depot Inc.	3.950%	9/15/20	1,600	1,728
Johnson Controls Inc.	2.600%	12/1/16	5,330	5,405
Johnson Controls Inc.	1.400%	11/2/17	1,400	1,386
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,067
Lowe's Cos. Inc.	1.625%	4/15/17	5,875	5,921
Lowe's Cos. Inc.	4.625%	4/15/20	4,325	4,729
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,708	4,918
Macy's Retail Holdings Inc.	7.450%	7/15/17	2,180	2,366
Marriott International Inc.	6.375%	6/15/17	2,180	2,328
Marriott International Inc.	3.000%	3/1/19	3,935	3,993
Marriott International Inc.	3.375%	10/15/20	4,775	4,885
MasterCard Inc.	2.000%	4/1/19	5,625	5,678
McDonald's Corp.	5.300%	3/15/17	1,125	1,180
McDonald's Corp.	5.800%	10/15/17	3,520	3,786
McDonald's Corp.	5.350%	3/1/18	11,715	12,614
McDonald's Corp.	5.000%	2/1/19	4,935	5,353
McDonald's Corp.	1.875%	5/29/19	5,534	5,468
McDonald's Corp.	2.200%	5/26/20	250	248
McDonald's Corp.	3.500%	7/15/20	2,425	2,526
Nordstrom Inc.	6.250%	1/15/18	5,667	6,195
Nordstrom Inc.	4.750%	5/1/20	2,775	3,015
PACCAR Financial Corp.	1.600%	3/15/17	3,107	3,125
PACCAR Financial Corp.	1.100%	6/6/17	1,300	1,293
PACCAR Financial Corp.	1.400%	11/17/17	2,400	2,399
PACCAR Financial Corp.	1.450%	3/9/18	3,100	3,084
PACCAR Financial Corp.	1.400%	5/18/18	3,000	2,977
PACCAR Financial Corp.	1.750%	8/14/18	2,250	2,252
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,851
PACCAR Financial Corp.	2.500%	8/14/20	2,500	2,497
QVC Inc.	3.125%	4/1/19	2,250	2,221
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,492
Ralph Lauren Corp.	2.625%	8/18/20	2,000	2,028
Staples Inc.	2.750%	1/12/18	2,925	2,928
Starbucks Corp.	0.875%	12/5/16	5,360	5,366
Starbucks Corp.	2.000%	12/5/18	3,525	3,562
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,300	1,433
Target Corp.	5.375%	5/1/17	2,928	3,104
Target Corp.	6.000%	1/15/18	9,500	10,403
Target Corp.	2.300%	6/26/19	9,175	9,342
Target Corp.	3.875%	7/15/20	8,925	9,651
TJX Cos. Inc.	6.950%	4/15/19	4,775	5,530
Toyota Motor Credit Corp.	2.050%	1/12/17	7,675	7,761
Toyota Motor Credit Corp.	1.125%	5/16/17	6,575	6,576
Toyota Motor Credit Corp.	1.750%	5/22/17	8,925	9,008
Toyota Motor Credit Corp.	1.250%	10/5/17	9,900	9,894
Toyota Motor Credit Corp.	1.375%	1/10/18	5,544	5,544
Toyota Motor Credit Corp.	1.450%	1/12/18	9,000	8,996
Toyota Motor Credit Corp.	1.550%	7/13/18	9,250	9,252
Toyota Motor Credit Corp.	2.000%	10/24/18	7,980	8,065
Toyota Motor Credit Corp.	2.100%	1/17/19	13,254	13,387
Toyota Motor Credit Corp.	2.125%	7/18/19	6,600	6,641
Toyota Motor Credit Corp.	2.150%	3/12/20	14,734	14,777
Toyota Motor Credit Corp.	4.500%	6/17/20	1,750	1,918
Wal-Mart Stores Inc.	5.375%	4/5/17	7,896	8,366
Wal-Mart Stores Inc.	5.800%	2/15/18	12,053	13,236
Wal-Mart Stores Inc.	1.125%	4/11/18	15,040	15,016
Wal-Mart Stores Inc.	1.950%	12/15/18	14,045	14,298

Wal-Mart Stores Inc.	4.125%	2/1/19	1,100	1,185
Wal-Mart Stores Inc.	3.625%	7/8/20	10,153	10,911
Wal-Mart Stores Inc.	3.250%	10/25/20	10,683	11,348
Walgreen Co.	5.250%	1/15/19	1,352	1,458
Walgreens Boots Alliance Inc.	1.750%	11/17/17	6,800	6,782
Walgreens Boots Alliance Inc.	2.700%	11/18/19	11,211	11,231
Western Union Co.	2.875%	12/10/17	1,965	1,997
Western Union Co.	3.650%	8/22/18	4,115	4,239
Western Union Co.	5.253%	4/1/20	2,575	2,795
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,759
Wyndham Worldwide Corp.	2.950%	3/1/17	2,700	2,721
Wyndham Worldwide Corp.	2.500%	3/1/18	2,851	2,848

Consumer Noncyclical (13.8%)
Abbott Laboratories	5.125%	4/1/19	3,690	4,078
Abbott Laboratories	2.000%	3/15/20	10,100	10,079
Abbott Laboratories	4.125%	5/27/20	4,065	4,415
AbbVie Inc.	1.750%	11/6/17	26,832	26,928
AbbVie Inc.	1.800%	5/14/18	25,500	25,504
AbbVie Inc.	2.000%	11/6/18	9,425	9,454
AbbVie Inc.	2.500%	5/14/20	25,729	25,513
Actavis Funding SCS	1.850%	3/1/17	8,028	8,044
Actavis Funding SCS	1.300%	6/15/17	5,650	5,587
Actavis Funding SCS	2.350%	3/12/18	20,200	20,364
Actavis Funding SCS	2.450%	6/15/19	7,437	7,412
Actavis Funding SCS	3.000%	3/12/20	25,500	25,857
Actavis Inc.	1.875%	10/1/17	12,393	12,414
Actavis Inc.	6.125%	8/15/19	750	836
Agilent Technologies Inc.	5.000%	7/15/20	3,125	3,338
Allergan Inc.	1.350%	3/15/18	2,525	2,469
Allergan Inc.	3.375%	9/15/20	4,393	4,501
Altria Group Inc.	9.700%	11/10/18	2,265	2,745
Altria Group Inc.	9.250%	8/6/19	6,768	8,324
Altria Group Inc.	2.625%	1/14/20	14,500	14,558
AmerisourceBergen Corp.	1.150%	5/15/17	5,075	5,043
AmerisourceBergen Corp.	4.875%	11/15/19	2,650	2,879
Amgen Inc.	2.125%	5/15/17	10,957	11,059
Amgen Inc.	1.250%	5/22/17	6,853	6,838
Amgen Inc.	5.850%	6/1/17	6,490	6,903
Amgen Inc.	6.150%	6/1/18	3,845	4,244
Amgen Inc.	5.700%	2/1/19	3,186	3,536
Amgen Inc.	2.200%	5/22/19	17,067	17,100
Amgen Inc.	4.500%	3/15/20	1,450	1,561
Amgen Inc.	2.125%	5/1/20	7,315	7,222
Amgen Inc.	3.450%	10/1/20	5,467	5,699
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,486	1,562
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,667	7,162
Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,756	4,056
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	1,504	1,499
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	11,775	11,635
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	11,600	11,628
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	22,175	22,106
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	18,235	21,200
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,572	9,974
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,075	13,439
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	3,300	3,626
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,812	4,138

AstraZeneca plc	5.900%	9/15/17	11,100	11,992
AstraZeneca plc	1.750%	11/16/18	6,000	5,993
AstraZeneca plc	1.950%	9/18/19	7,692	7,700
AstraZeneca plc	2.375%	11/16/20	9,000	8,981
1 Baxalta Inc.	2.000%	6/22/18	2,400	2,382
1 Baxalta Inc.	2.875%	6/23/20	7,300	7,236
Baxter International Inc.	5.900%	9/1/16	1	1
Baxter International Inc.	1.850%	1/15/17	3,400	3,420
Baxter International Inc.	5.375%	6/1/18	2,725	2,952
Baxter International Inc.	1.850%	6/15/18	8,300	8,269
Baxter International Inc.	4.500%	8/15/19	2,410	2,579
Baxter International Inc.	4.250%	3/15/20	3,775	4,016
Beam Suntory Inc.	1.875%	5/15/17	1,125	1,126
Beam Suntory Inc.	1.750%	6/15/18	2,725	2,691
Becton Dickinson & Co.	1.450%	5/15/17	4,400	4,396
Becton Dickinson & Co.	1.800%	12/15/17	11,835	11,870
Becton Dickinson & Co.	5.000%	5/15/19	2,850	3,094
Becton Dickinson & Co.	6.375%	8/1/19	5,000	5,670
Becton Dickinson & Co.	2.675%	12/15/19	9,200	9,314
Becton Dickinson & Co.	3.250%	11/12/20	1,800	1,837
Biogen Inc.	6.875%	3/1/18	7,070	7,827
Biogen Inc.	2.900%	9/15/20	11,200	11,224
Boston Scientific Corp.	5.125%	1/12/17	1,850	1,923
Boston Scientific Corp.	2.650%	10/1/18	8,700	8,773
Boston Scientific Corp.	6.000%	1/15/20	6,450	7,196
Boston Scientific Corp.	2.850%	5/15/20	4,775	4,757
Bottling Group LLC	5.125%	1/15/19	8,535	9,396
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,800	5,779
Bristol-Myers Squibb Co.	1.750%	3/1/19	3,150	3,145
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,122
Bunge Ltd. Finance Corp.	3.200%	6/15/17	5,165	5,228
Bunge Ltd. Finance Corp.	8.500%	6/15/19	5,100	5,967
Bunge Ltd. Finance Corp.	3.500%	11/24/20	3,850	3,863
Campbell Soup Co.	3.050%	7/15/17	2,645	2,713
Campbell Soup Co.	4.500%	2/15/19	1,110	1,184
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,921
Cardinal Health Inc.	1.700%	3/15/18	6,160	6,139
Cardinal Health Inc.	1.950%	6/15/18	1,975	1,978
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,195
Celgene Corp.	1.900%	8/15/17	4,212	4,234
Celgene Corp.	2.125%	8/15/18	5,500	5,525
Celgene Corp.	2.300%	8/15/18	3,275	3,305
Celgene Corp.	2.250%	5/15/19	4,350	4,350
Celgene Corp.	2.875%	8/15/20	7,425	7,462
Celgene Corp.	3.950%	10/15/20	9,650	10,133
Church & Dwight Co. Inc.	2.450%	12/15/19	2,825	2,822
Clorox Co.	5.950%	10/15/17	3,406	3,675
Coca-Cola Co.	1.650%	3/14/18	3,541	3,572
Coca-Cola Co.	1.150%	4/1/18	14,413	14,382
Coca-Cola Co.	1.650%	11/1/18	14,745	14,903
Coca-Cola Co.	1.875%	10/27/20	5,750	5,732
Coca-Cola Co.	2.450%	11/1/20	11,800	12,041
Coca-Cola Co.	3.150%	11/15/20	6,577	6,916
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,375	4,547
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	9,600	9,576
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,318
Colgate-Palmolive Co.	1.300%	1/15/17	3,106	3,122

Colgate-Palmolive Co.	2.625%	5/1/17	625	640
Colgate-Palmolive Co.	0.900%	5/1/18	3,450	3,420
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,934
Colgate-Palmolive Co.	1.750%	3/15/19	8,994	9,034
ConAgra Foods Inc.	5.819%	6/15/17	1,526	1,617
ConAgra Foods Inc.	1.900%	1/25/18	15,900	15,833
ConAgra Foods Inc.	7.000%	4/15/19	100	113
Covidien International Finance SA	6.000%	10/15/17	10,875	11,778
Covidien International Finance SA	4.200%	6/15/20	325	351
CR Bard Inc.	1.375%	1/15/18	3,675	3,634
Diageo Capital plc	1.500%	5/11/17	7,313	7,319
Diageo Capital plc	5.750%	10/23/17	7,390	7,985
Diageo Capital plc	1.125%	4/29/18	4,953	4,925
Diageo Capital plc	4.828%	7/15/20	4,210	4,646
Dignity Health California GO	2.637%	11/1/19	1,700	1,713
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,670	7,429
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	1,750	1,764
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	487
Edwards Lifesciences Corp.	2.875%	10/15/18	3,950	4,001
Eli Lilly & Co.	5.200%	3/15/17	5,170	5,448
Eli Lilly & Co.	1.250%	3/1/18	4,800	4,794
Eli Lilly & Co.	1.950%	3/15/19	5,075	5,128
Express Scripts Holding Co.	2.650%	2/15/17	12,558	12,712
Express Scripts Holding Co.	2.250%	6/15/19	5,375	5,349
Express Scripts Holding Co.	7.250%	6/15/19	6,240	7,243
General Mills Inc.	5.700%	2/15/17	8,505	8,953
General Mills Inc.	1.400%	10/20/17	1,800	1,797
General Mills Inc.	5.650%	2/15/19	8,215	9,107
General Mills Inc.	2.200%	10/21/19	4,975	4,988
Gilead Sciences Inc.	3.050%	12/1/16	6,990	7,137
Gilead Sciences Inc.	1.850%	9/4/18	9,000	9,079
Gilead Sciences Inc.	2.050%	4/1/19	6,332	6,360
Gilead Sciences Inc.	2.350%	2/1/20	3,650	3,667
Gilead Sciences Inc.	2.550%	9/1/20	12,250	12,359
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	19,455	21,388
GlaxoSmithKline Capital plc	1.500%	5/8/17	16,526	16,619
Hasbro Inc.	6.300%	9/15/17	1,975	2,127
Hershey Co.	1.600%	8/21/18	2,000	2,010
Hillshire Brands Co.	4.100%	9/15/20	1,279	1,320
Ingredion Inc.	4.625%	11/1/20	2,225	2,349
JM Smucker Co.	1.750%	3/15/18	2,500	2,497
JM Smucker Co.	2.500%	3/15/20	5,025	5,019
Johnson & Johnson	5.550%	8/15/17	6,436	6,933
Johnson & Johnson	1.125%	11/21/17	2,500	2,505
Johnson & Johnson	5.150%	7/15/18	7,652	8,411
3 Johnson & Johnson	1.650%	12/5/18	6,150	6,205
Johnson & Johnson	1.875%	12/5/19	9,355	9,454
Johnson & Johnson	2.950%	9/1/20	2,500	2,615
Kellogg Co.	1.750%	5/17/17	2,775	2,784
Kellogg Co.	3.250%	5/21/18	450	464
Kellogg Co.	4.150%	11/15/19	4,225	4,490
Kimberly-Clark Corp.	6.125%	8/1/17	9,671	10,467
Kimberly-Clark Corp.	6.250%	7/15/18	1,478	1,651
Kimberly-Clark Corp.	7.500%	11/1/18	3,375	3,922
Kimberly-Clark Corp.	1.900%	5/22/19	1,000	1,000
Kimberly-Clark Corp.	1.850%	3/1/20	1,025	1,018
Kimberly-Clark Corp.	3.625%	8/1/20	1,300	1,383

Kimberly-Clark Corp.	2.150%	8/15/20	1,825	1,824
Koninklijke Philips NV	5.750%	3/11/18	8,850	9,538
Kraft Foods Group Inc.	2.250%	6/5/17	8,135	8,233
Kraft Foods Group Inc.	6.125%	8/23/18	7,025	7,755
Kraft Foods Group Inc.	5.375%	2/10/20	6,954	7,682
1 Kraft Heinz Foods Co.	1.600%	6/30/17	8,000	8,011
1 Kraft Heinz Foods Co.	2.000%	7/2/18	9,725	9,729
1 Kraft Heinz Foods Co.	2.800%	7/2/20	11,555	11,589
Kroger Co.	2.200%	1/15/17	3,490	3,528
Kroger Co.	6.400%	8/15/17	7,306	7,895
Kroger Co.	6.800%	12/15/18	425	481
Kroger Co.	2.300%	1/15/19	8,125	8,186
Kroger Co.	6.150%	1/15/20	3,625	4,115
Laboratory Corp. of America Holdings	2.200%	8/23/17	5,300	5,332
Laboratory Corp. of America Holdings	2.500%	11/1/18	150	151
Laboratory Corp. of America Holdings	2.625%	2/1/20	4,400	4,375
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,250	3,456
Life Technologies Corp.	6.000%	3/1/20	4,375	4,914
Mattel Inc.	2.500%	11/1/16	1,655	1,674
Mattel Inc.	2.350%	5/6/19	1,975	1,976
Mattel Inc.	4.350%	10/1/20	75	78
McKesson Corp.	5.700%	3/1/17	2,076	2,183
McKesson Corp.	1.292%	3/10/17	5,000	4,987
McKesson Corp.	1.400%	3/15/18	4,050	4,007
McKesson Corp.	7.500%	2/15/19	3,200	3,686
McKesson Corp.	2.284%	3/15/19	8,750	8,764
Mead Johnson Nutrition Co.	4.900%	11/1/19	4,475	4,840
Mead Johnson Nutrition Co.	3.000%	11/15/20	7,780	7,790
Medco Health Solutions Inc.	7.125%	3/15/18	10,545	11,714
Medco Health Solutions Inc.	4.125%	9/15/20	3,650	3,846
Medtronic Inc.	1.500%	3/15/18	2,400	2,407
Medtronic Inc.	1.375%	4/1/18	13,500	13,482
Medtronic Inc.	5.600%	3/15/19	3,727	4,159
Medtronic Inc.	2.500%	3/15/20	24,963	25,288
Medtronic Inc.	4.450%	3/15/20	7,757	8,466
Merck & Co. Inc.	1.100%	1/31/18	8,726	8,690
Merck & Co. Inc.	1.300%	5/18/18	8,790	8,781
Merck & Co. Inc.	1.850%	2/10/20	7,950	7,940
Merck Sharp & Dohme Corp.	5.000%	6/30/19	9,725	10,783
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,100
Mondelez International Inc.	6.500%	8/11/17	3,557	3,838
Mondelez International Inc.	6.125%	2/1/18	9,075	9,955
Mondelez International Inc.	6.125%	8/23/18	500	555
Mondelez International Inc.	2.250%	2/1/19	7,560	7,596
Mondelez International Inc.	5.375%	2/10/20	3,351	3,723
Mylan Inc.	2.600%	6/24/18	2,742	2,724
Mylan Inc.	2.550%	3/28/19	8,029	7,860
Newell Rubbermaid Inc.	2.050%	12/1/17	6,250	6,250
Newell Rubbermaid Inc.	2.150%	10/15/18	2,200	2,189
Newell Rubbermaid Inc.	2.875%	12/1/19	5,200	5,212
Novant Health Inc.	5.850%	11/1/19	1,300	1,466
Novartis Capital Corp.	4.400%	4/24/20	5,675	6,263
Novartis Securities Investment Ltd.	5.125%	2/10/19	23,670	26,106
PepsiAmericas Inc.	5.000%	5/15/17	750	792
PepsiCo Inc.	0.950%	2/22/17	1,800	1,801
PepsiCo Inc.	1.125%	7/17/17	4,750	4,753
PepsiCo Inc.	1.250%	8/13/17	10,469	10,497

PepsiCo Inc.	1.000%	10/13/17	3,300	3,287
PepsiCo Inc.	1.250%	4/30/18	5,200	5,221
PepsiCo Inc.	5.000%	6/1/18	13,006	14,152
PepsiCo Inc.	7.900%	11/1/18	10,864	12,744
PepsiCo Inc.	2.250%	1/7/19	3,440	3,492
PepsiCo Inc.	4.500%	1/15/20	7,225	7,911
PepsiCo Inc.	1.850%	4/30/20	9,125	9,044
PepsiCo Inc.	2.150%	10/14/20	13,500	13,443
PepsiCo Inc.	3.125%	11/1/20	3,595	3,739
Perrigo Co. plc	2.300%	11/8/18	10,125	10,000
Pfizer Inc.	0.900%	1/15/17	3,850	3,849
Pfizer Inc.	1.100%	5/15/17	6,872	6,879
Pfizer Inc.	1.500%	6/15/18	13,597	13,610
Pfizer Inc.	6.200%	3/15/19	24,362	27,530
Pfizer Inc.	2.100%	5/15/19	16,216	16,383
Pharmacia Corp.	6.500%	12/1/18	1,340	1,515
Philip Morris International Inc.	1.625%	3/20/17	5,712	5,756
Philip Morris International Inc.	1.250%	8/11/17	2,400	2,405
Philip Morris International Inc.	1.125%	8/21/17	8,814	8,816
Philip Morris International Inc.	1.250%	11/9/17	600	600
Philip Morris International Inc.	5.650%	5/16/18	14,045	15,428
Philip Morris International Inc.	1.875%	1/15/19	11,525	11,558
Philip Morris International Inc.	4.500%	3/26/20	2,700	2,951
Procter & Gamble Co.	1.600%	11/15/18	4,050	4,084
Procter & Gamble Co.	4.700%	2/15/19	11,885	13,060
Procter & Gamble Co.	1.900%	11/1/19	5,700	5,738
Quest Diagnostics Inc.	2.700%	4/1/19	2,200	2,198
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,585
Quest Diagnostics Inc.	2.500%	3/30/20	2,600	2,568
Reynolds American Inc.	6.750%	6/15/17	4,870	5,237
1 Reynolds American Inc.	2.300%	8/21/17	2,539	2,572
Reynolds American Inc.	7.750%	6/1/18	1,350	1,523
Reynolds American Inc.	2.300%	6/12/18	9,675	9,800
1 Reynolds American Inc.	8.125%	6/23/19	3,842	4,536
1 Reynolds American Inc.	6.875%	5/1/20	5,300	6,166
Reynolds American Inc.	3.250%	6/12/20	15,165	15,504
Sanofi	1.250%	4/10/18	11,014	11,008
St. Jude Medical Inc.	2.000%	9/15/18	3,745	3,754
St. Jude Medical Inc.	2.800%	9/15/20	3,745	3,753
Stryker Corp.	1.300%	4/1/18	4,350	4,328
Stryker Corp.	4.375%	1/15/20	3,700	3,989
Sysco Corp.	5.250%	2/12/18	4,473	4,811
Sysco Corp.	5.375%	3/17/19	150	165
Sysco Corp.	2.600%	10/1/20	4,150	4,176
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	6,100	5,942
Thermo Fisher Scientific Inc.	1.300%	2/1/17	5,474	5,463
Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,762	4,753
Thermo Fisher Scientific Inc.	2.150%	12/14/18	4,000	4,000
Thermo Fisher Scientific Inc.	2.400%	2/1/19	7,820	7,848
Thermo Fisher Scientific Inc.	4.700%	5/1/20	275	296
Tyson Foods Inc.	2.650%	8/15/19	11,100	11,181
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,562
Unilever Capital Corp.	4.800%	2/15/19	5,625	6,158
Unilever Capital Corp.	2.200%	3/6/19	5,220	5,304
Unilever Capital Corp.	2.100%	7/30/20	5,525	5,540
Whirlpool Corp.	1.350%	3/1/17	2,150	2,149
Whirlpool Corp.	1.650%	11/1/17	200	200

Whirlpool Corp.	2.400%	3/1/19	7,595	7,592
Wyeth LLC	5.450%	4/1/17	3,945	4,168
Zimmer Biomet Holdings Inc.	1.450%	4/1/17	5,020	5,001
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	7,125	7,115
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	3,925	4,221
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	8,535	8,527
Zoetis Inc.	1.875%	2/1/18	3,300	3,269
Zoetis Inc.	3.450%	11/13/20	3,675	3,698

Energy (8.8%)
Anadarko Petroleum Corp.	6.375%	9/15/17	14,775	15,812
Anadarko Petroleum Corp.	8.700%	3/15/19	4,770	5,579
Anadarko Petroleum Corp.	6.950%	6/15/19	750	842
Apache Corp.	6.900%	9/15/18	1,775	1,989
Baker Hughes Inc.	7.500%	11/15/18	5,625	6,452
Boardwalk Pipelines LP	5.500%	2/1/17	2,200	2,236
Boardwalk Pipelines LP	5.750%	9/15/19	3,105	3,189
BP Capital Markets plc	1.846%	5/5/17	12,557	12,683
BP Capital Markets plc	1.375%	11/6/17	7,956	7,935
BP Capital Markets plc	1.674%	2/13/18	7,850	7,862
BP Capital Markets plc	1.375%	5/10/18	12,679	12,592
BP Capital Markets plc	2.241%	9/26/18	9,200	9,283
BP Capital Markets plc	4.750%	3/10/19	7,715	8,363
BP Capital Markets plc	2.237%	5/10/19	10,875	10,925
BP Capital Markets plc	2.521%	1/15/20	6,325	6,375
BP Capital Markets plc	2.315%	2/13/20	6,950	6,957
BP Capital Markets plc	4.500%	10/1/20	8,890	9,724
Buckeye Partners LP	6.050%	1/15/18	2,525	2,646
Buckeye Partners LP	2.650%	11/15/18	3,078	3,016
Cameron International Corp.	1.150%	12/15/16	2,100	2,089
Cameron International Corp.	6.375%	7/15/18	6,800	7,417
Canadian Natural Resources Ltd.	5.700%	5/15/17	8,314	8,722
Canadian Natural Resources Ltd.	1.750%	1/15/18	5,425	5,323
Canadian Natural Resources Ltd.	5.900%	2/1/18	1,775	1,892
Cenovus Energy Inc.	5.700%	10/15/19	8,350	9,008
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	971
CenterPoint Energy Resources Corp.	6.000%	5/15/18	900	981
Chevron Corp.	1.344%	11/9/17	10,000	10,016
Chevron Corp.	1.345%	11/15/17	8,750	8,771
Chevron Corp.	1.104%	12/5/17	8,935	8,906
Chevron Corp.	1.365%	3/2/18	14,285	14,257
Chevron Corp.	1.718%	6/24/18	20,125	20,213
Chevron Corp.	1.790%	11/16/18	8,000	8,013
Chevron Corp.	4.950%	3/3/19	13,121	14,450
Chevron Corp.	2.193%	11/15/19	4,275	4,306
Chevron Corp.	1.961%	3/3/20	12,025	11,961
Chevron Corp.	2.427%	6/24/20	5,525	5,586
Chevron Corp.	2.419%	11/17/20	7,500	7,534
1 Columbia Pipeline Group Inc.	2.450%	6/1/18	8,200	8,156
1 Columbia Pipeline Group Inc.	3.300%	6/1/20	4,800	4,749
ConocoPhillips	5.200%	5/15/18	2,890	3,128
ConocoPhillips	6.650%	7/15/18	2,489	2,789
ConocoPhillips	5.750%	2/1/19	11,394	12,674
ConocoPhillips	6.000%	1/15/20	7,206	8,198
ConocoPhillips Co.	1.050%	12/15/17	9,552	9,476
ConocoPhillips Co.	1.500%	5/15/18	4,500	4,476
ConocoPhillips Co.	2.200%	5/15/20	6,550	6,506

Devon Energy Corp.	2.250%	12/15/18	5,125	5,093
Devon Energy Corp.	6.300%	1/15/19	4,715	5,207
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,625	3,710
Dominion Gas Holdings LLC	2.500%	12/15/19	8,500	8,517
Dominion Gas Holdings LLC	2.800%	11/15/20	3,000	3,004
El Paso Natural Gas Co. LLC	5.950%	4/15/17	4,050	4,189
1 Enable Midstream Partners LP	2.400%	5/15/19	3,700	3,399
Enbridge Energy Partners LP	5.875%	12/15/16	3,139	3,240
Enbridge Energy Partners LP	6.500%	4/15/18	2,551	2,730
Enbridge Energy Partners LP	9.875%	3/1/19	1,825	2,116
Enbridge Energy Partners LP	5.200%	3/15/20	6,250	6,485
Enbridge Energy Partners LP	4.375%	10/15/20	1,500	1,508
Enbridge Inc.	5.600%	4/1/17	1,153	1,196
Encana Corp.	6.500%	5/15/19	3,820	4,093
Energy Transfer Partners LP	6.125%	2/15/17	5,850	6,052
Energy Transfer Partners LP	2.500%	6/15/18	4,200	4,099
Energy Transfer Partners LP	6.700%	7/1/18	9,275	9,959
Energy Transfer Partners LP	9.700%	3/15/19	2,000	2,326
Energy Transfer Partners LP	9.000%	4/15/19	1,425	1,635
Energy Transfer Partners LP	4.150%	10/1/20	3,400	3,303
EnLink Midstream Partners LP	2.700%	4/1/19	2,775	2,673
Enterprise Products Operating LLC	6.300%	9/15/17	6,119	6,574
Enterprise Products Operating LLC	6.650%	4/15/18	1,469	1,614
Enterprise Products Operating LLC	1.650%	5/7/18	3,000	2,963
Enterprise Products Operating LLC	6.500%	1/31/19	6,700	7,430
Enterprise Products Operating LLC	2.550%	10/15/19	7,175	7,086
Enterprise Products Operating LLC	5.250%	1/31/20	6,475	7,031
Enterprise Products Operating LLC	5.200%	9/1/20	9,125	9,934
2 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	6,948
EOG Resources Inc.	5.875%	9/15/17	3,005	3,227
EOG Resources Inc.	6.875%	10/1/18	1,825	2,070
EOG Resources Inc.	5.625%	6/1/19	7,630	8,461
EOG Resources Inc.	4.400%	6/1/20	8,075	8,727
EQT Corp.	6.500%	4/1/18	3,543	3,763
EQT Corp.	8.125%	6/1/19	5,025	5,729
Exxon Mobil Corp.	0.921%	3/15/17	4,675	4,677
Exxon Mobil Corp.	1.305%	3/6/18	9,750	9,755
Exxon Mobil Corp.	1.819%	3/15/19	12,900	12,977
Exxon Mobil Corp.	1.912%	3/6/20	13,550	13,550
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,210
Halliburton Co.	2.000%	8/1/18	1,750	1,752
Halliburton Co.	5.900%	9/15/18	4,775	5,293
Halliburton Co.	6.150%	9/15/19	6,450	7,317
Halliburton Co.	2.700%	11/15/20	6,000	6,013
Hess Corp.	1.300%	6/15/17	2,300	2,276
Hess Corp.	8.125%	2/15/19	7,388	8,520
Husky Energy Inc.	6.150%	6/15/19	1,010	1,090
Husky Energy Inc.	7.250%	12/15/19	6,870	7,748
Kinder Morgan Energy Partners LP	6.000%	2/1/17	4,027	4,165
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,100	10,383
Kinder Morgan Energy Partners LP	2.650%	2/1/19	525	484
Kinder Morgan Energy Partners LP	9.000%	2/1/19	3,775	4,166
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,175	5,454
Kinder Morgan Energy Partners LP	6.500%	4/1/20	3,675	3,814
Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,500	1,479
Kinder Morgan Inc.	7.000%	6/15/17	9,722	10,136
Kinder Morgan Inc.	2.000%	12/1/17	3,250	3,153

Kinder Morgan Inc.	7.250%	6/1/18	1,000	1,068
Kinder Morgan Inc.	3.050%	12/1/19	10,775	9,877
Kinder Morgan Inc.	6.500%	9/15/20	3,278	3,391
Magellan Midstream Partners LP	6.550%	7/15/19	3,696	4,137
Marathon Oil Corp.	6.000%	10/1/17	2,925	3,103
Marathon Oil Corp.	5.900%	3/15/18	8,702	9,310
Marathon Oil Corp.	2.700%	6/1/20	5,210	5,000
Murphy Oil Corp.	2.500%	12/1/17	4,600	4,497
Nabors Industries Inc.	2.350%	9/15/16	1,500	1,498
Nabors Industries Inc.	6.150%	2/15/18	6,750	6,998
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,716
Nabors Industries Inc.	5.000%	9/15/20	3,950	3,762
National Fuel Gas Co.	8.750%	5/1/19	2,300	2,625
National Oilwell Varco Inc.	1.350%	12/1/17	3,060	3,028
Noble Energy Inc.	8.250%	3/1/19	9,450	10,874
Noble Holding International Ltd.	2.500%	3/15/17	4,075	3,869
Noble Holding International Ltd.	4.900%	8/1/20	3,750	3,244
Occidental Petroleum Corp.	1.750%	2/15/17	9,974	10,028
Occidental Petroleum Corp.	1.500%	2/15/18	4,860	4,840
ONEOK Partners LP	2.000%	10/1/17	3,775	3,702
ONEOK Partners LP	3.200%	9/15/18	2,450	2,419
ONEOK Partners LP	8.625%	3/1/19	6,575	7,462
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,561	1,670
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	5,347	5,906
Petro-Canada	6.050%	5/15/18	3,586	3,897
Phillips 66	2.950%	5/1/17	15,365	15,660
Phillips 66 Partners LP	2.646%	2/15/20	2,225	2,151
Pioneer Natural Resources Co.	6.650%	3/15/17	2,445	2,565
Pioneer Natural Resources Co.	6.875%	5/1/18	4,125	4,469
Pioneer Natural Resources Co.	7.500%	1/15/20	3,200	3,605
Pioneer Natural Resources Co.	3.450%	1/15/21	2,300	2,294
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,370	2,461
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	6,350	6,783
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	5,140	6,042
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	5,640	5,878
Pride International Inc.	8.500%	6/15/19	4,125	4,231
Pride International Inc.	6.875%	8/15/20	8,300	8,157
Questar Corp.	2.750%	2/1/16	275	276
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	4,325	4,520
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,726
Rowan Cos. Inc.	7.875%	8/1/19	5,125	5,168
Shell International Finance BV	5.200%	3/22/17	7,200	7,569
Shell International Finance BV	1.125%	8/21/17	7,295	7,283
Shell International Finance BV	1.250%	11/10/17	7,000	6,984
Shell International Finance BV	1.900%	8/10/18	9,450	9,519
Shell International Finance BV	1.625%	11/10/18	7,500	7,473
Shell International Finance BV	2.000%	11/15/18	15,525	15,626
Shell International Finance BV	4.300%	9/22/19	15,875	17,114
Shell International Finance BV	4.375%	3/25/20	6,905	7,477
Shell International Finance BV	2.125%	5/11/20	16,544	16,463
Shell International Finance BV	2.250%	11/10/20	5,000	4,974
1 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,858	2,944

Southwestern Energy Co.	3.300%	1/23/18	3,425	3,136
Southwestern Energy Co.	7.500%	2/1/18	5,606	5,508
Southwestern Energy Co.	4.050%	1/23/20	12,075	10,699
Spectra Energy Capital LLC	6.200%	4/15/18	4,907	5,221
Spectra Energy Capital LLC	8.000%	10/1/19	4,575	5,234
Spectra Energy Partners LP	2.950%	9/25/18	9,698	9,705
Suncor Energy Inc.	6.100%	6/1/18	11,227	12,252
Sunoco Inc.	5.750%	1/15/17	1,100	1,136
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,263
Talisman Energy Inc.	7.750%	6/1/19	5,000	5,434
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	3,275	3,468
Total Capital Canada Ltd.	1.450%	1/15/18	11,679	11,666
Total Capital International SA	1.500%	2/17/17	9,075	9,113
Total Capital International SA	1.550%	6/28/17	11,601	11,648
Total Capital International SA	2.125%	1/10/19	7,334	7,403
Total Capital International SA	2.100%	6/19/19	5,650	5,752
Total Capital SA	2.125%	8/10/18	11,865	12,028
Total Capital SA	4.450%	6/24/20	9,250	10,101
TransCanada PipeLines Ltd.	1.625%	11/9/17	10,600	10,577
TransCanada PipeLines Ltd.	1.875%	1/12/18	4,750	4,748
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,317	10,353
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,729
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,225	4,453
2 TransCanada PipeLines Ltd.	6.350%	5/15/67	7,125	5,807
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,494
Valero Energy Corp.	6.125%	6/15/17	2,725	2,898
Valero Energy Corp.	9.375%	3/15/19	4,948	5,956
Valero Energy Corp.	6.125%	2/1/20	5,530	6,210
Weatherford International Ltd.	9.625%	3/1/19	732	746
Western Gas Partners LP	2.600%	8/15/18	3,650	3,583
Williams Partners LP	5.250%	3/15/20	14,809	15,116
Williams Partners LP	4.125%	11/15/20	2,907	2,799
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	3,125	3,271
XTO Energy Inc.	6.250%	8/1/17	3,485	3,772
XTO Energy Inc.	5.500%	6/15/18	8,350	9,170
XTO Energy Inc.	6.500%	12/15/18	3,235	3,684

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,125	2,306
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,410

Technology (6.6%)
Adobe Systems Inc.	4.750%	2/1/20	9,475	10,367
Altera Corp.	1.750%	5/15/17	6,575	6,602
Altera Corp.	2.500%	11/15/18	4,500	4,561
Amphenol Corp.	1.550%	9/15/17	2,075	2,071
Amphenol Corp.	2.550%	1/30/19	8,575	8,637
Analog Devices Inc.	3.000%	4/15/16	275	277
Apple Inc.	1.050%	5/5/17	10,850	10,874
Apple Inc.	0.900%	5/12/17	6,420	6,430
Apple Inc.	1.000%	5/3/18	31,823	31,662
Apple Inc.	2.100%	5/6/19	16,345	16,583
Apple Inc.	1.550%	2/7/20	7,575	7,478
Apple Inc.	2.000%	5/6/20	12,900	12,878
Applied Materials Inc.	2.625%	10/1/20	3,500	3,515
Arrow Electronics Inc.	3.000%	3/1/18	3,100	3,127

Arrow Electronics Inc.	6.000%	4/1/20	1,400	1,529
Autodesk Inc.	1.950%	12/15/17	3,025	3,021
Autodesk Inc.	3.125%	6/15/20	3,000	2,980
Avnet Inc.	5.875%	6/15/20	1,575	1,705
Baidu Inc.	2.250%	11/28/17	5,900	5,900
Baidu Inc.	3.250%	8/6/18	7,500	7,646
Baidu Inc.	2.750%	6/9/19	7,266	7,237
Baidu Inc.	3.000%	6/30/20	5,500	5,471
Broadcom Corp.	2.700%	11/1/18	3,752	3,784
Broadridge Financial Solutions Inc.	3.950%	9/1/20	300	313
CA Inc.	2.875%	8/15/18	1,850	1,867
CA Inc.	5.375%	12/1/19	4,925	5,310
CA Inc.	3.600%	8/1/20	3,000	3,076
CDK Global Inc.	3.300%	10/15/19	1,500	1,500
Cisco Systems Inc.	1.100%	3/3/17	12,504	12,544
Cisco Systems Inc.	3.150%	3/14/17	7,291	7,500
Cisco Systems Inc.	1.650%	6/15/18	5,850	5,892
Cisco Systems Inc.	4.950%	2/15/19	19,331	21,266
Cisco Systems Inc.	2.125%	3/1/19	17,000	17,259
Cisco Systems Inc.	4.450%	1/15/20	20,860	22,834
Cisco Systems Inc.	2.450%	6/15/20	11,751	11,958
Computer Sciences Corp.	6.500%	3/15/18	5,450	5,948
Corning Inc.	1.450%	11/15/17	850	843
Corning Inc.	1.500%	5/8/18	2,750	2,708
Corning Inc.	6.625%	5/15/19	3,155	3,558
Corning Inc.	4.250%	8/15/20	2,000	2,106
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,133
EMC Corp.	1.875%	6/1/18	15,700	15,186
EMC Corp.	2.650%	6/1/20	18,680	17,475
Equifax Inc.	6.300%	7/1/17	1,800	1,921
Fidelity National Information Services Inc.	1.450%	6/5/17	8,326	8,239
Fidelity National Information Services Inc.	2.000%	4/15/18	475	469
Fidelity National Information Services Inc.	2.850%	10/15/18	6,000	6,059
Fidelity National Information Services Inc.	3.625%	10/15/20	12,585	12,733
Fiserv Inc.	2.700%	6/1/20	5,700	5,685
Fiserv Inc.	4.625%	10/1/20	3,875	4,152
1 Hewlett Packard Enterprise Co.	2.450%	10/5/17	16,625	16,678
1 Hewlett Packard Enterprise Co.	2.850%	10/5/18	19,525	19,571
1 Hewlett Packard Enterprise Co.	3.600%	10/15/20	22,225	22,401
Intel Corp.	1.350%	12/15/17	23,908	23,989
Intel Corp.	2.450%	7/29/20	12,750	12,940
International Business Machines Corp.	1.250%	2/6/17	6,225	6,243
International Business Machines Corp.	5.700%	9/14/17	21,841	23,575
International Business Machines Corp.	1.125%	2/6/18	13,300	13,230
International Business Machines Corp.	1.250%	2/8/18	11,025	10,998
International Business Machines Corp.	7.625%	10/15/18	11,435	13,294
International Business Machines Corp.	1.950%	2/12/19	4,350	4,371
International Business Machines Corp.	1.875%	5/15/19	3,775	3,779
International Business Machines Corp.	8.375%	11/1/19	2,889	3,576
International Business Machines Corp.	1.625%	5/15/20	11,200	11,003
Intuit Inc.	5.750%	3/15/17	3,350	3,532
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,732
Juniper Networks Inc.	3.300%	6/15/20	2,200	2,194
Keysight Technologies Inc.	3.300%	10/30/19	3,500	3,450
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,212
Lam Research Corp.	2.750%	3/15/20	3,660	3,568
Lexmark International Inc.	6.650%	6/1/18	1,100	1,190

Lexmark International Inc.	5.125%	3/15/20	3,600	3,733
Maxim Integrated Products Inc.	2.500%	11/15/18	3,785	3,790
Microsoft Corp.	0.875%	11/15/17	3,100	3,095
Microsoft Corp.	1.000%	5/1/18	2,348	2,337
Microsoft Corp.	1.300%	11/3/18	17,100	17,064
Microsoft Corp.	4.200%	6/1/19	8,095	8,807
Microsoft Corp.	1.850%	2/12/20	5,000	5,010
Microsoft Corp.	3.000%	10/1/20	12,670	13,309
Microsoft Corp.	2.000%	11/3/20	25,100	25,145
National Semiconductor Corp.	6.600%	6/15/17	3,850	4,168
NetApp Inc.	2.000%	12/15/17	4,499	4,515
Oracle Corp.	1.200%	10/15/17	16,602	16,639
Oracle Corp.	5.750%	4/15/18	19,574	21,538
Oracle Corp.	2.375%	1/15/19	15,750	16,042
Oracle Corp.	5.000%	7/8/19	17,083	18,909
Oracle Corp.	2.250%	10/8/19	18,146	18,373
Oracle Corp.	3.875%	7/15/20	3,625	3,898
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,303
Pitney Bowes Inc.	5.600%	3/15/18	725	773
Pitney Bowes Inc.	4.750%	5/15/18	2,905	3,062
Pitney Bowes Inc.	6.250%	3/15/19	500	549
QUALCOMM Inc.	1.400%	5/18/18	3,500	3,465
QUALCOMM Inc.	2.250%	5/20/20	18,000	17,728
Seagate HDD Cayman	3.750%	11/15/18	8,825	8,847
1 Semiconductor Manufacturing International
Corp.	4.125%	10/7/19	3,500	3,499
Symantec Corp.	2.750%	6/15/17	4,003	4,006
Symantec Corp.	4.200%	9/15/20	5,925	6,177
Tech Data Corp.	3.750%	9/21/17	1,700	1,731
Texas Instruments Inc.	1.000%	5/1/18	5,675	5,602
Texas Instruments Inc.	1.650%	8/3/19	4,334	4,291
Texas Instruments Inc.	1.750%	5/1/20	1,896	1,869
Total System Services Inc.	2.375%	6/1/18	4,275	4,265
Tyco Electronics Group SA	6.550%	10/1/17	9,895	10,762
Tyco Electronics Group SA	2.375%	12/17/18	1,010	1,012
Tyco Electronics Group SA	2.350%	8/1/19	3,715	3,726
Xerox Corp.	6.750%	2/1/17	4,050	4,259
Xerox Corp.	2.950%	3/15/17	5,150	5,205
Xerox Corp.	6.350%	5/15/18	5,020	5,375
Xerox Corp.	2.750%	3/15/19	4,500	4,363
Xerox Corp.	5.625%	12/15/19	3,692	3,933
Xerox Corp.	2.800%	5/15/20	1,650	1,571
Xerox Corp.	2.750%	9/1/20	5,425	5,100
Xilinx Inc.	2.125%	3/15/19	3,290	3,267

Transportation (1.3%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	3,756	3,981
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,100	5,560
Burlington Northern Santa Fe LLC	4.700%	10/1/19	4,382	4,758
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,675	1,748
Canadian National Railway Co.	1.450%	12/15/16	3,870	3,890
Canadian National Railway Co.	5.850%	11/15/17	1,300	1,402
Canadian National Railway Co.	5.550%	5/15/18	1,900	2,068
Canadian National Railway Co.	5.550%	3/1/19	3,300	3,649
Canadian Pacific Railway Co.	6.500%	5/15/18	1,639	1,814
Canadian Pacific Railway Co.	7.250%	5/15/19	3,980	4,584

2 Continental Airlines 2009-1 Pass Through
Trust	9.000%	1/8/18	1,195	1,243
2 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,727	3,075
CSX Corp.	5.600%	5/1/17	2,845	3,009
CSX Corp.	7.900%	5/1/17	1,750	1,906
CSX Corp.	6.250%	3/15/18	6,525	7,171
CSX Corp.	7.375%	2/1/19	3,425	3,951
CSX Corp.	3.700%	10/30/20	1,199	1,258
2 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	2,549	2,868
2 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	1,175	1,263
2 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,980	2,079
2 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,877	1,978
FedEx Corp.	8.000%	1/15/19	5,425	6,369
FedEx Corp.	2.300%	2/1/20	1,700	1,709
JB Hunt Transport Services Inc.	2.400%	3/15/19	1,950	1,952
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	2,150	2,069
Norfolk Southern Corp.	7.700%	5/15/17	4,299	4,677
Norfolk Southern Corp.	5.750%	4/1/18	4,225	4,581
Norfolk Southern Corp.	5.900%	6/15/19	4,515	5,057
2 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	1,651	1,843
Ryder System Inc.	2.500%	3/1/17	2,650	2,673
Ryder System Inc.	3.500%	6/1/17	1,975	2,023
Ryder System Inc.	2.500%	3/1/18	2,470	2,487
Ryder System Inc.	2.450%	11/15/18	2,675	2,676
Ryder System Inc.	2.350%	2/26/19	1,775	1,776
Ryder System Inc.	2.550%	6/1/19	2,400	2,393
Ryder System Inc.	2.450%	9/3/19	3,050	3,023
Ryder System Inc.	2.650%	3/2/20	5,000	4,950
Ryder System Inc.	2.500%	5/11/20	2,800	2,751
Ryder System Inc.	2.875%	9/1/20	3,050	3,038
Southern Railway Co.	9.750%	6/15/20	1,286	1,657
Southwest Airlines Co.	5.750%	12/15/16	2,245	2,348
Southwest Airlines Co.	5.125%	3/1/17	1,700	1,777
Southwest Airlines Co.	2.750%	11/6/19	3,000	3,039
Southwest Airlines Co.	2.650%	11/5/20	2,325	2,315
2 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	2,090	2,226
Union Pacific Corp.	5.750%	11/15/17	2,025	2,194
Union Pacific Corp.	5.700%	8/15/18	2,775	3,072
Union Pacific Corp.	2.250%	2/15/19	2,700	2,732
Union Pacific Corp.	1.800%	2/1/20	2,450	2,411
Union Pacific Corp.	2.250%	6/19/20	4,100	4,114
United Parcel Service Inc.	1.125%	10/1/17	7,725	7,734
United Parcel Service Inc.	5.500%	1/15/18	5,920	6,434
United Parcel Service Inc.	5.125%	4/1/19	7,395	8,213
United Parcel Service of America Inc.	8.375%	4/1/20	800	999
				6,873,147
Utilities (4.9%)
Electric (4.5%)
Alabama Power Co.	5.500%	10/15/17	1,925	2,054
Alabama Power Co.	3.375%	10/1/20	745	770
Ameren Corp.	2.700%	11/15/20	3,875	3,881

Ameren Illinois Co.	6.125%	11/15/17	1,275	1,385
American Electric Power Co. Inc.	1.650%	12/15/17	6,847	6,806
Appalachian Power Co.	5.000%	6/1/17	210	220
Arizona Public Service Co.	8.750%	3/1/19	6,000	7,176
Arizona Public Service Co.	2.200%	1/15/20	1,500	1,493
Atlantic City Electric Co.	7.750%	11/15/18	750	871
Avista Corp.	5.950%	6/1/18	1,460	1,601
Berkshire Hathaway Energy Co.	1.100%	5/15/17	3,750	3,724
Berkshire Hathaway Energy Co.	5.750%	4/1/18	5,745	6,253
Berkshire Hathaway Energy Co.	2.000%	11/15/18	3,068	3,060
Berkshire Hathaway Energy Co.	2.400%	2/1/20	2,900	2,877
CenterPoint Energy Inc.	6.500%	5/1/18	4,528	4,979
Cleco Power LLC	6.650%	6/15/18	817	903
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,128	2,355
Cleveland Electric Illuminating Co.	8.875%	11/15/18	500	590
CMS Energy Corp.	6.550%	7/17/17	1,050	1,129
CMS Energy Corp.	5.050%	2/15/18	1,000	1,062
CMS Energy Corp.	8.750%	6/15/19	7,125	8,584
CMS Energy Corp.	6.250%	2/1/20	1,125	1,281
Commonwealth Edison Co.	6.150%	9/15/17	3,125	3,374
Commonwealth Edison Co.	5.800%	3/15/18	5,400	5,889
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,362
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,792
Connecticut Light & Power Co.	5.650%	5/1/18	5,800	6,356
Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,349
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,225	5,695
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	5,825	6,686
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	3,475	3,953
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,350	1,468
Consumers Energy Co.	5.500%	8/15/16	640	660
Consumers Energy Co.	5.150%	2/15/17	1,005	1,048
Consumers Energy Co.	5.650%	9/15/18	2,000	2,201
Consumers Energy Co.	6.125%	3/15/19	5,400	6,086
Consumers Energy Co.	6.700%	9/15/19	75	87
Consumers Energy Co.	5.650%	4/15/20	2,875	3,260
Dominion Resources Inc.	1.250%	3/15/17	3,300	3,280
Dominion Resources Inc.	1.400%	9/15/17	5,125	5,086
Dominion Resources Inc.	6.400%	6/15/18	2,190	2,420
Dominion Resources Inc.	5.200%	8/15/19	2,650	2,899
Dominion Resources Inc.	2.500%	12/1/19	10,487	10,480
DTE Electric Co.	5.600%	6/15/18	850	933
DTE Electric Co.	3.450%	10/1/20	3,675	3,857
DTE Energy Co.	2.400%	12/1/19	5,900	5,880
Duke Energy Carolinas LLC	1.750%	12/15/16	2,725	2,751
Duke Energy Carolinas LLC	5.100%	4/15/18	5,432	5,850
Duke Energy Carolinas LLC	7.000%	11/15/18	2,527	2,899
Duke Energy Carolinas LLC	4.300%	6/15/20	1,775	1,927
Duke Energy Corp.	1.625%	8/15/17	5,300	5,309
Duke Energy Corp.	2.100%	6/15/18	7,690	7,752
Duke Energy Corp.	6.250%	6/15/18	2,000	2,207
Duke Energy Corp.	5.050%	9/15/19	7,420	8,125
Duke Energy Florida LLC	5.800%	9/15/17	265	285
Duke Energy Florida LLC	5.650%	6/15/18	5,897	6,464
Duke Energy Indiana Inc.	3.750%	7/15/20	2,200	2,335
Duke Energy Ohio Inc.	5.450%	4/1/19	4,313	4,783
Duke Energy Progress LLC	5.300%	1/15/19	5,383	5,959
Edison International	3.750%	9/15/17	2,565	2,655

Entergy Corp.	4.700%	1/15/17	6,575	6,772
Entergy Corp.	5.125%	9/15/20	875	944
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,325	2,535
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,810	4,033
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,438
Entergy Texas Inc.	7.125%	2/1/19	5,655	6,440
Eversource Energy	1.450%	5/1/18	3,200	3,153
Eversource Energy	4.500%	11/15/19	1,487	1,593
Exelon Corp.	1.550%	6/9/17	2,520	2,512
Exelon Corp.	2.850%	6/15/20	2,500	2,507
Exelon Generation Co. LLC	6.200%	10/1/17	4,663	5,011
Exelon Generation Co. LLC	5.200%	10/1/19	5,550	6,001
Exelon Generation Co. LLC	2.950%	1/15/20	11,600	11,579
Exelon Generation Co. LLC	4.000%	10/1/20	5,575	5,774
Florida Power & Light Co.	5.550%	11/1/17	2,477	2,661
Georgia Power Co.	5.700%	6/1/17	1,300	1,378
Georgia Power Co.	5.400%	6/1/18	2,500	2,729
Georgia Power Co.	4.250%	12/1/19	3,655	3,959
Indiana Michigan Power Co.	7.000%	3/15/19	3,817	4,355
Jersey Central Power & Light Co.	5.650%	6/1/17	1,500	1,583
Kansas City Power & Light Co.	6.375%	3/1/18	3,346	3,676
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	4,981
Kentucky Utilities Co.	3.250%	11/1/20	3,925	4,064
LG&E & KU Energy LLC	3.750%	11/15/20	1,200	1,244
Metropolitan Edison Co.	7.700%	1/15/19	1,517	1,738
MidAmerican Energy Co.	5.950%	7/15/17	3,539	3,774
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	4,629	4,897
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	2,560	2,556
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	3,637	3,926
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	12,599	15,498
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	5,000	5,037
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	1,300	1,299
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	5,900	5,817
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	2,785	2,773
Nevada Power Co.	6.500%	5/15/18	475	532
Nevada Power Co.	6.500%	8/1/18	3,095	3,450
Nevada Power Co.	7.125%	3/15/19	6,735	7,746
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,800	9,691
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	2,400	2,374
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	3,239	3,243
2 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	3,075	2,460
2 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,005	985
Northern States Power Co.	5.250%	3/1/18	5,425	5,854
Northern States Power Co.	2.200%	8/15/20	3,000	2,998
NSTAR Electric Co.	5.625%	11/15/17	1,555	1,676
Oglethorpe Power Corp.	6.100%	3/15/19	725	803
Ohio Power Co.	6.050%	5/1/18	775	846
Oklahoma Gas & Electric Co.	8.250%	1/15/19	1,225	1,439
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	1,000	1,057

Oncor Electric Delivery Co. LLC	6.800%	9/1/18	4,195	4,691
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,250	2,224
Pacific Gas & Electric Co.	5.625%	11/30/17	6,056	6,505
Pacific Gas & Electric Co.	8.250%	10/15/18	8,390	9,804
Pacific Gas & Electric Co.	3.500%	10/1/20	4,861	5,079
PacifiCorp	5.650%	7/15/18	5,325	5,802
PacifiCorp	5.500%	1/15/19	3,100	3,421
Peco Energy Co.	5.350%	3/1/18	2,700	2,918
Pennsylvania Electric Co.	6.050%	9/1/17	3,775	4,044
Pennsylvania Electric Co.	5.200%	4/1/20	2,350	2,521
PG&E Corp.	2.400%	3/1/19	1,975	1,981
Portland General Electric Co.	6.100%	4/15/19	2,010	2,256
PPL Capital Funding Inc.	1.900%	6/1/18	5,250	5,215
2 PPL Capital Funding Inc.	6.700%	3/30/67	2,500	2,063
Progress Energy Inc.	4.875%	12/1/19	1,950	2,111
PSEG Power LLC	2.750%	9/15/16	300	304
PSEG Power LLC	2.450%	11/15/18	3,000	3,010
PSEG Power LLC	5.125%	4/15/20	3,200	3,489
Public Service Co. of Colorado	5.125%	6/1/19	3,525	3,885
Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,299
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,417
Public Service Co. of Oklahoma	5.150%	12/1/19	872	959
Public Service Electric & Gas Co.	5.300%	5/1/18	3,115	3,381
Public Service Electric & Gas Co.	2.300%	9/15/18	2,600	2,636
Public Service Electric & Gas Co.	1.800%	6/1/19	5,200	5,107
Public Service Electric & Gas Co.	3.500%	8/15/20	1,000	1,054
SCANA Corp.	6.250%	4/1/20	4,000	4,450
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,525	2,756
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,325	2,630
Southern California Edison Co.	1.125%	5/1/17	1,115	1,113
Southern California Edison Co.	5.500%	8/15/18	3,700	4,052
Southern Co.	1.300%	8/15/17	3,050	3,026
Southern Co.	2.450%	9/1/18	4,500	4,537
Southern Co.	2.150%	9/1/19	5,125	5,065
Southern Co.	2.750%	6/15/20	9,595	9,546
Southern Power Co.	1.850%	12/1/17	3,000	3,002
Southwestern Electric Power Co.	5.550%	1/15/17	675	705
Southwestern Electric Power Co.	5.875%	3/1/18	3,375	3,663
Southwestern Electric Power Co.	6.450%	1/15/19	3,770	4,239
Southwestern Public Service Co.	8.750%	12/1/18	155	184
Tampa Electric Co.	6.100%	5/15/18	2,150	2,358
TECO Finance Inc.	6.572%	11/1/17	4,428	4,801
TECO Finance Inc.	5.150%	3/15/20	1,950	2,126
TransAlta Corp.	6.650%	5/15/18	2,600	2,727
UIL Holdings Corp.	4.625%	10/1/20	950	1,005
Union Electric Co.	6.400%	6/15/17	4,477	4,809
Union Electric Co.	6.700%	2/1/19	4,575	5,232
Virginia Electric & Power Co.	5.950%	9/15/17	1,799	1,941
Virginia Electric & Power Co.	1.200%	1/15/18	1,100	1,091
Virginia Electric & Power Co.	5.400%	4/30/18	5,900	6,410
WEC Energy Group Inc.	1.650%	6/15/18	2,200	2,193
WEC Energy Group Inc.	2.450%	6/15/20	2,400	2,399
2 WEC Energy Group Inc.	6.110%	12/1/66	2,700	2,180
2 WEC Energy Group Inc.	6.250%	5/15/67	3,170	2,599
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,240
Wisconsin Electric Power Co.	4.250%	12/15/19	1,175	1,267
Wisconsin Power & Light Co.	5.000%	7/15/19	2,110	2,321

Xcel Energy Inc.	1.200%	6/1/17	1,000	995
Xcel Energy Inc.	4.700%	5/15/20	5,615	6,054

Natural Gas (0.4%)
AGL Capital Corp.	5.250%	8/15/19	2,825	3,063
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,456
Atmos Energy Corp.	8.500%	3/15/19	1,787	2,112
British Transco Finance Inc.	6.625%	6/1/18	1,985	2,205
NiSource Finance Corp.	6.400%	3/15/18	3,465	3,802
NiSource Finance Corp.	6.800%	1/15/19	3,025	3,415
NiSource Finance Corp.	5.450%	9/15/20	4,725	5,218
ONE Gas Inc.	2.070%	2/1/19	2,600	2,584
Sempra Energy	2.300%	4/1/17	6,788	6,841
Sempra Energy	6.150%	6/15/18	7,925	8,685
Sempra Energy	9.800%	2/15/19	500	610
Sempra Energy	2.400%	3/15/20	5,250	5,179
Sempra Energy	2.850%	11/15/20	2,250	2,259

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,239

				646,407
Total Corporate Bonds (Cost $13,028,760)				13,008,682
Taxable Municipal Bonds (0.1%)
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,440	1,575
Emory University Georgia GO	5.625%	9/1/19	1,630	1,830
Stanford University California GO	4.750%	5/1/19	1,800	1,970
Vanderbilt University Tennessee GO	5.250%	4/1/19	20	22
Total Taxable Municipal Bonds (Cost $5,409)				5,397
			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
4 Vanguard Market Liquidity Fund (Cost
$45,284)	0.239%		45,284,320	45,284

Total Investments (99.3%) (Cost $13,079,453)				13,059,363

Other Assets and Liabilities-Net (0.7%)				91,748
Net Assets (100%)				13,151,111

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $355,215,000, representing 2.7% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Securities with a value of $1,312,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash

Short-Term Corporate Bond Index Fund

investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2016	(253)	(30,026)	(42)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

Short-Term Corporate Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	12,981,060	27,622
Taxable Municipal Bonds	—	5,397	—
Temporary Cash Investments	45,284	—	—
Futures Contracts—Assets[1]	79	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	45,326	12,986,457	27,622
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2015, the cost of investment securities for tax purposes was $13,079,889,000. Net unrealized depreciation of investment securities for tax purposes was $20,526,000, consisting of unrealized gains of $38,049,000 on securities that had risen in value since their purchase and $58,575,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
United States Treasury Note/Bond	4.625%	11/15/16	15	16
United States Treasury Note/Bond	1.625%	11/30/20	14,095	14,077
United States Treasury Note/Bond	1.875%	10/31/22	800	794
United States Treasury Note/Bond	2.250%	11/15/25	15,685	15,736
Total U.S. Government and Agency Obligations (Cost $30,600)				30,623
Corporate Bonds (98.2%)
Finance (31.3%)
Banking (19.1%)
Abbey National Treasury Services plc	4.000%	3/13/24	6,328	6,617
American Express Co.	2.650%	12/2/22	3,497	3,415
American Express Co.	3.625%	12/5/24	5,631	5,585
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	4,500	4,589
Bancolombia SA	5.950%	6/3/21	5,700	6,033
Bank of America Corp.	5.875%	1/5/21	8,665	9,882
Bank of America Corp.	5.000%	5/13/21	12,304	13,540
Bank of America Corp.	5.700%	1/24/22	12,148	13,848
Bank of America Corp.	3.300%	1/11/23	20,771	20,754
Bank of America Corp.	4.100%	7/24/23	10,750	11,235
Bank of America Corp.	4.125%	1/22/24	15,292	15,927
Bank of America Corp.	4.000%	4/1/24	16,875	17,439
Bank of America Corp.	4.200%	8/26/24	14,862	15,010
Bank of America Corp.	4.000%	1/22/25	12,400	12,284
Bank of America Corp.	3.950%	4/21/25	12,700	12,540
Bank of America Corp.	3.875%	8/1/25	15,046	15,377
Bank of Montreal	2.550%	11/6/22	6,869	6,811
Bank of New York Mellon Corp.	4.150%	2/1/21	1,150	1,244
Bank of New York Mellon Corp.	3.550%	9/23/21	7,042	7,417
Bank of New York Mellon Corp.	3.650%	2/4/24	2,400	2,496
Bank of New York Mellon Corp.	3.400%	5/15/24	3,131	3,197
Bank of New York Mellon Corp.	3.250%	9/11/24	3,400	3,425
Bank of New York Mellon Corp.	3.000%	2/24/25	4,700	4,621
Bank of New York Mellon Corp.	3.950%	11/18/25	1,775	1,889
Bank of Nova Scotia	4.375%	1/13/21	3,050	3,295
Bank of Nova Scotia	2.800%	7/21/21	7,429	7,486
Barclays Bank plc	3.750%	5/15/24	9,175	9,366
Barclays plc	4.375%	9/11/24	6,500	6,380
Barclays plc	3.650%	3/16/25	10,300	9,989
BB&T Corp.	3.950%	3/22/22	2,359	2,488
BNP Paribas SA	5.000%	1/15/21	14,856	16,515
BNP Paribas SA	3.250%	3/3/23	4,750	4,770
BNP Paribas SA	4.250%	10/15/24	5,650	5,644
BPCE SA	4.000%	4/15/24	9,046	9,396
Branch Banking & Trust Co.	2.850%	4/1/21	4,416	4,418
Branch Banking & Trust Co.	3.625%	9/16/25	3,895	3,924
Capital One Bank USA NA	3.375%	2/15/23	6,355	6,279
Capital One Financial Corp.	4.750%	7/15/21	6,256	6,795
Capital One Financial Corp.	3.500%	6/15/23	3,765	3,752
Capital One Financial Corp.	3.750%	4/24/24	5,715	5,771

Capital One Financial Corp.	3.200%	2/5/25	4,800	4,628
Capital One Financial Corp.	4.200%	10/29/25	6,625	6,591
Capital One NA	2.950%	7/23/21	8,900	8,846
Citigroup Inc.	4.500%	1/14/22	10,991	11,859
Citigroup Inc.	4.050%	7/30/22	4,510	4,644
Citigroup Inc.	3.500%	5/15/23	9,225	9,069
Citigroup Inc.	3.875%	10/25/23	12,900	13,354
Citigroup Inc.	3.750%	6/16/24	8,612	8,819
Citigroup Inc.	4.000%	8/5/24	3,200	3,183
Citigroup Inc.	3.875%	3/26/25	5,350	5,232
Citigroup Inc.	3.300%	4/27/25	7,046	6,932
Citigroup Inc.	4.400%	6/10/25	15,600	15,851
Citigroup Inc.	5.500%	9/13/25	5,525	6,071
Citizens Financial Group Inc.	4.300%	12/3/25	3,925	3,921
Comerica Bank	4.000%	7/27/25	1,375	1,402
Compass Bank	3.875%	4/10/25	2,500	2,332
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	6,848	7,524
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	16,834	17,822
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	7,071	7,147
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	11,725	12,212
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	5/21/25	8,550	8,503
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.375%	8/4/25	3,520	3,581
Credit Suisse	3.000%	10/29/21	16,100	16,128
Credit Suisse	3.625%	9/9/24	14,600	14,689
1 Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	9,000	9,057
1 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	10,050	9,831
Deutsche Bank AG	3.700%	5/30/24	9,858	9,863
Discover Bank	3.200%	8/9/21	3,600	3,565
Discover Bank	4.200%	8/8/23	4,750	4,926
Discover Financial Services	5.200%	4/27/22	225	243
Discover Financial Services	3.850%	11/21/22	3,502	3,489
Discover Financial Services	3.950%	11/6/24	4,391	4,341
Discover Financial Services	3.750%	3/4/25	2,200	2,149
Fifth Third Bancorp	3.500%	3/15/22	2,325	2,367
Fifth Third Bancorp	4.300%	1/16/24	3,351	3,464
Fifth Third Bank	2.875%	10/1/21	3,965	3,935
First Horizon National Corp.	3.500%	12/15/20	2,000	1,990
FirstMerit Corp.	4.350%	2/4/23	1,125	1,150
Goldman Sachs Group Inc.	5.250%	7/27/21	19,634	21,883
Goldman Sachs Group Inc.	5.750%	1/24/22	22,410	25,717
Goldman Sachs Group Inc.	3.625%	1/22/23	12,285	12,581
Goldman Sachs Group Inc.	4.000%	3/3/24	19,654	20,305
Goldman Sachs Group Inc.	3.850%	7/8/24	13,174	13,501
Goldman Sachs Group Inc.	3.500%	1/23/25	19,005	18,912
Goldman Sachs Group Inc.	3.750%	5/22/25	3,530	3,565
Goldman Sachs Group Inc.	4.250%	10/21/25	9,000	9,026
HSBC Bank plc	7.650%	5/1/25	250	319
HSBC Holdings plc	5.100%	4/5/21	11,154	12,487
HSBC Holdings plc	4.875%	1/14/22	4,719	5,168
HSBC Holdings plc	4.000%	3/30/22	10,479	11,040
HSBC Holdings plc	4.250%	3/14/24	13,446	13,621

HSBC Holdings plc	4.250%	8/18/25	10,000	10,076
HSBC USA Inc.	3.500%	6/23/24	3,100	3,124
Huntington Bancshares Inc.	7.000%	12/15/20	1,875	2,197
Intesa Sanpaolo SPA	5.250%	1/12/24	5,650	6,117
JPMorgan Chase & Co.	4.625%	5/10/21	12,210	13,302
JPMorgan Chase & Co.	4.350%	8/15/21	13,621	14,646
JPMorgan Chase & Co.	4.500%	1/24/22	17,099	18,554
JPMorgan Chase & Co.	3.250%	9/23/22	17,680	17,860
JPMorgan Chase & Co.	3.200%	1/25/23	14,212	14,272
JPMorgan Chase & Co.	3.375%	5/1/23	8,444	8,369
JPMorgan Chase & Co.	3.875%	2/1/24	9,810	10,215
JPMorgan Chase & Co.	3.625%	5/13/24	11,225	11,481
JPMorgan Chase & Co.	3.875%	9/10/24	18,998	19,098
JPMorgan Chase & Co.	3.125%	1/23/25	10,800	10,566
JPMorgan Chase & Co.	3.900%	7/15/25	14,220	14,747
KeyBank NA	3.300%	6/1/25	2,750	2,729
KeyCorp	5.100%	3/24/21	6,173	6,805
Lloyds Bank plc	6.375%	1/21/21	7,390	8,749
Lloyds Bank plc	3.500%	5/14/25	4,925	4,947
Lloyds Banking Group plc	4.500%	11/4/24	4,900	4,978
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,800	3,700
Morgan Stanley	5.750%	1/25/21	10,807	12,320
Morgan Stanley	5.500%	7/28/21	10,891	12,334
Morgan Stanley	4.875%	11/1/22	10,252	11,089
Morgan Stanley	3.750%	2/25/23	13,039	13,478
Morgan Stanley	4.100%	5/22/23	12,000	12,293
Morgan Stanley	3.875%	4/29/24	20,924	21,579
Morgan Stanley	3.700%	10/23/24	13,193	13,400
Morgan Stanley	4.000%	7/23/25	14,880	15,406
Morgan Stanley	5.000%	11/24/25	8,180	8,817
MUFG Americas Holdings Corp.	3.500%	6/18/22	4,650	4,734
MUFG Americas Holdings Corp.	3.000%	2/10/25	2,900	2,762
National Australia Bank Ltd.	3.000%	1/20/23	2,575	2,570
Northern Trust Corp.	3.375%	8/23/21	1,750	1,834
Northern Trust Corp.	2.375%	8/2/22	3,700	3,658
Northern Trust Corp.	3.950%	10/30/25	3,300	3,476
People's United Bank	4.000%	7/15/24	1,500	1,480
People's United Financial Inc.	3.650%	12/6/22	2,150	2,143
PNC Bank NA	2.700%	11/1/22	6,498	6,340
PNC Bank NA	2.950%	1/30/23	3,852	3,756
PNC Bank NA	3.800%	7/25/23	2,995	3,105
PNC Bank NA	3.300%	10/30/24	825	832
PNC Bank NA	2.950%	2/23/25	3,250	3,175
PNC Bank NA	3.250%	6/1/25	1,585	1,587
PNC Bank NA	4.200%	11/1/25	2,125	2,252
PNC Financial Services Group Inc.	2.854%	11/9/22	3,165	3,128
PNC Financial Services Group Inc.	3.900%	4/29/24	3,850	3,929
PNC Funding Corp.	3.300%	3/8/22	9,002	9,278
Santander Holdings USA Inc.	4.500%	7/17/25	5,650	5,777
Santander Issuances SAU	5.179%	11/19/25	7,150	7,186
State Street Corp.	4.375%	3/7/21	4,010	4,356
State Street Corp.	3.100%	5/15/23	3,250	3,219
State Street Corp.	3.700%	11/20/23	3,810	3,978
State Street Corp.	3.300%	12/16/24	8,031	8,123
State Street Corp.	3.550%	8/18/25	8,075	8,300
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,640	2,652
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	948	939

Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,600	4,815
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,125	3,256
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,946	1,942
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,534
SunTrust Bank	2.750%	5/1/23	3,175	3,050
SVB Financial Group	3.500%	1/29/25	3,125	3,001
Synchrony Financial	3.750%	8/15/21	4,500	4,526
Synchrony Financial	4.250%	8/15/24	7,899	7,897
Synchrony Financial	4.500%	7/23/25	5,952	5,969
US Bancorp	4.125%	5/24/21	3,369	3,644
US Bancorp	3.000%	3/15/22	6,411	6,550
US Bancorp	2.950%	7/15/22	6,360	6,359
US Bancorp	3.700%	1/30/24	3,243	3,405
US Bancorp	3.600%	9/11/24	3,073	3,133
US Bank NA	2.800%	1/27/25	5,800	5,656
Wachovia Corp.	6.605%	10/1/25	475	566
Wells Fargo & Co.	3.000%	1/22/21	8,050	8,232
Wells Fargo & Co.	4.600%	4/1/21	10,893	11,949
Wells Fargo & Co.	3.500%	3/8/22	13,310	13,809
Wells Fargo & Co.	3.450%	2/13/23	10,766	10,784
Wells Fargo & Co.	4.125%	8/15/23	7,136	7,428
Wells Fargo & Co.	4.480%	1/16/24	4,392	4,636
Wells Fargo & Co.	3.300%	9/9/24	10,987	10,934
Wells Fargo & Co.	3.000%	2/19/25	15,528	15,012
Wells Fargo & Co.	3.550%	9/29/25	14,700	14,817

Brokerage (1.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	4,300	4,394
Affiliated Managers Group Inc.	3.500%	8/1/25	1,125	1,075
Ameriprise Financial Inc.	4.000%	10/15/23	4,658	4,894
Ameriprise Financial Inc.	3.700%	10/15/24	2,775	2,840
Apollo Investment Corp.	5.250%	3/3/25	750	743
BlackRock Inc.	4.250%	5/24/21	3,600	3,913
BlackRock Inc.	3.375%	6/1/22	3,705	3,830
BlackRock Inc.	3.500%	3/18/24	5,110	5,253
Brookfield Asset Management Inc.	4.000%	1/15/25	2,475	2,472
Charles Schwab Corp.	3.225%	9/1/22	1,350	1,376
Charles Schwab Corp.	3.000%	3/10/25	1,000	981
CME Group Inc.	3.000%	9/15/22	3,817	3,847
CME Group Inc.	3.000%	3/15/25	3,773	3,736
Eaton Vance Corp.	3.625%	6/15/23	1,350	1,361
Franklin Resources Inc.	2.800%	9/15/22	1,400	1,383
Franklin Resources Inc.	2.850%	3/30/25	2,425	2,317
Intercontinental Exchange Inc.	2.750%	12/1/20	6,050	6,062
Intercontinental Exchange Inc.	4.000%	10/15/23	4,389	4,553
Intercontinental Exchange Inc.	3.750%	12/1/25	3,200	3,215
Invesco Finance plc	3.125%	11/30/22	3,063	3,071
Invesco Finance plc	4.000%	1/30/24	3,650	3,783
Invesco Finance plc	3.750%	1/15/26	1,000	1,013
Janus Capital Group Inc.	4.875%	8/1/25	1,400	1,443
Jefferies Group LLC	6.875%	4/15/21	3,110	3,506
Jefferies Group LLC	5.125%	1/20/23	2,900	2,926
Lazard Group LLC	3.750%	2/13/25	2,100	1,961
Legg Mason Inc.	3.950%	7/15/24	1,265	1,258
Leucadia National Corp.	5.500%	10/18/23	3,500	3,532
Nasdaq Inc.	4.250%	6/1/24	2,408	2,428
Stifel Financial Corp.	3.500%	12/1/20	300	298

	Stifel Financial Corp.	4.250%	7/18/24	2,525	2,528
	TD Ameritrade Holding Corp.	2.950%	4/1/22	3,439	3,430
	TD Ameritrade Holding Corp.	3.625%	4/1/25	2,500	2,540

	Finance Companies (1.2%)
	Air Lease Corp.	3.875%	4/1/21	3,925	3,969
	Air Lease Corp.	3.750%	2/1/22	2,600	2,567
	Air Lease Corp.	4.250%	9/15/24	2,325	2,281
	FS Investment Corp.	4.750%	5/15/22	1,350	1,331
	GATX Corp.	4.750%	6/15/22	1,775	1,881
	GATX Corp.	3.900%	3/30/23	725	723
	GATX Corp.	3.250%	3/30/25	1,800	1,678
[1,3] GE Capital International Funding Corp.		3.373%	11/15/25	24,448	24,715
	General Electric Capital Corp.	4.625%	1/7/21	3,186	3,528
	General Electric Capital Corp.	5.300%	2/11/21	2,510	2,865
	General Electric Capital Corp.	4.650%	10/17/21	7,808	8,707
	General Electric Capital Corp.	3.150%	9/7/22	2,777	2,861
3	General Electric Capital Corp.	3.100%	1/9/23	6,404	6,563
	General Electric Capital Corp.	3.450%	5/15/24	1,433	1,485
	HSBC Finance Corp.	6.676%	1/15/21	14,067	16,279
	Prospect Capital Corp.	5.875%	3/15/23	1,150	1,144

	Insurance (4.7%)
	ACE INA Holdings Inc.	2.875%	11/3/22	5,175	5,137
	ACE INA Holdings Inc.	2.700%	3/13/23	2,022	1,972
	ACE INA Holdings Inc.	3.350%	5/15/24	4,216	4,261
	ACE INA Holdings Inc.	3.150%	3/15/25	4,758	4,704
	AEGON Funding Co. LLC	5.750%	12/15/20	2,443	2,792
	Aetna Inc.	4.125%	6/1/21	2,149	2,261
	Aetna Inc.	2.750%	11/15/22	5,071	4,907
	Aetna Inc.	3.500%	11/15/24	3,150	3,152
	Aflac Inc.	4.000%	2/15/22	300	317
	Aflac Inc.	3.625%	6/15/23	5,100	5,274
	Aflac Inc.	3.625%	11/15/24	3,673	3,767
	Aflac Inc.	3.250%	3/17/25	2,125	2,101
	Alleghany Corp.	4.950%	6/27/22	1,975	2,126
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,425	3,414
	Allstate Corp.	3.150%	6/15/23	2,925	2,924
2	Allstate Corp.	5.750%	8/15/53	3,775	3,907
	American International Group Inc.	6.400%	12/15/20	3,299	3,840
	American International Group Inc.	4.875%	6/1/22	7,000	7,647
	American International Group Inc.	4.125%	2/15/24	6,250	6,498
	American International Group Inc.	3.750%	7/10/25	6,484	6,503
	Anthem Inc.	3.700%	8/15/21	4,360	4,455
	Anthem Inc.	3.125%	5/15/22	3,859	3,810
	Anthem Inc.	3.300%	1/15/23	5,269	5,202
	Anthem Inc.	3.500%	8/15/24	3,943	3,907
	Aon plc	2.800%	3/15/21	2,075	2,079
	Aon plc	4.000%	11/27/23	1,875	1,911
	Aon plc	3.500%	6/14/24	2,914	2,867
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,225	1,347
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,500	1,544
	Assurant Inc.	4.000%	3/15/23	1,900	1,916
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,033	2,113
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	4,249	4,656
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,349	4,462
	Berkshire Hathaway Inc.	3.750%	8/15/21	4,075	4,371

Berkshire Hathaway Inc.	3.400%	1/31/22	87	92
Berkshire Hathaway Inc.	3.000%	2/11/23	3,064	3,131
Brown & Brown Inc.	4.200%	9/15/24	2,725	2,712
Cigna Corp.	4.375%	12/15/20	430	458
Cigna Corp.	4.500%	3/15/21	2,924	3,125
Cigna Corp.	4.000%	2/15/22	3,665	3,805
Cigna Corp.	3.250%	4/15/25	4,500	4,368
CNA Financial Corp.	5.750%	8/15/21	2,350	2,648
CNA Financial Corp.	3.950%	5/15/24	2,545	2,546
Coventry Health Care Inc.	5.450%	6/15/21	3,704	4,135
Fidelity National Financial Inc.	5.500%	9/1/22	2,075	2,244
First American Financial Corp.	4.300%	2/1/23	725	723
First American Financial Corp.	4.600%	11/15/24	3,200	3,263
Hanover Insurance Group Inc.	6.375%	6/15/21	1,225	1,392
Hartford Financial Services Group Inc.	5.125%	4/15/22	4,381	4,838
Horace Mann Educators Corp.	4.500%	12/1/25	650	656
Humana Inc.	3.150%	12/1/22	2,569	2,518
Humana Inc.	3.850%	10/1/24	3,550	3,586
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	596
Kemper Corp.	4.350%	2/15/25	1,750	1,755
Lincoln National Corp.	4.850%	6/24/21	1,400	1,515
Lincoln National Corp.	4.200%	3/15/22	1,372	1,443
Lincoln National Corp.	4.000%	9/1/23	1,725	1,780
Lincoln National Corp.	3.350%	3/9/25	2,010	1,953
Loews Corp.	2.625%	5/15/23	2,473	2,355
Markel Corp.	5.350%	6/1/21	405	449
Markel Corp.	4.900%	7/1/22	2,375	2,567
Markel Corp.	3.625%	3/30/23	1,025	1,017
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,775	3,039
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	825	859
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,075	4,059
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,565	3,519
MetLife Inc.	4.750%	2/8/21	3,675	4,065
MetLife Inc.	3.048%	12/15/22	3,559	3,578
MetLife Inc.	4.368%	9/15/23	4,312	4,663
MetLife Inc.	3.600%	4/10/24	6,125	6,266
MetLife Inc.	3.000%	3/1/25	2,983	2,888
MetLife Inc.	3.600%	11/13/25	3,150	3,197
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	690
Navigators Group Inc.	5.750%	10/15/23	1,000	1,071
Old Republic International Corp.	4.875%	10/1/24	1,800	1,859
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,625	1,625
Primerica Inc.	4.750%	7/15/22	1,650	1,775
Principal Financial Group Inc.	3.300%	9/15/22	1,325	1,324
Principal Financial Group Inc.	3.125%	5/15/23	3,133	3,048
Principal Financial Group Inc.	3.400%	5/15/25	1,974	1,944
ProAssurance Corp.	5.300%	11/15/23	1,250	1,331
Progressive Corp.	3.750%	8/23/21	2,763	2,924
Prudential Financial Inc.	4.500%	11/16/21	1,830	1,986
Prudential Financial Inc.	3.500%	5/15/24	3,200	3,234
2 Prudential Financial Inc.	5.875%	9/15/42	5,800	6,112
2 Prudential Financial Inc.	5.625%	6/15/43	7,375	7,642
2 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,338
2 Prudential Financial Inc.	5.375%	5/15/45	6,100	6,176
Reinsurance Group of America Inc.	5.000%	6/1/21	3,545	3,839
Reinsurance Group of America Inc.	4.700%	9/15/23	1,850	1,959
StanCorp Financial Group Inc.	5.000%	8/15/22	2,000	2,096

Symetra Financial Corp.	4.250%	7/15/24	100	101
Torchmark Corp.	3.800%	9/15/22	900	900
Trinity Acquisition plc	4.625%	8/15/23	975	1,004
UnitedHealth Group Inc.	4.700%	2/15/21	2,850	3,145
UnitedHealth Group Inc.	3.375%	11/15/21	2,500	2,588
UnitedHealth Group Inc.	2.875%	12/15/21	3,975	4,034
UnitedHealth Group Inc.	2.875%	3/15/22	4,802	4,846
UnitedHealth Group Inc.	3.350%	7/15/22	5,050	5,188
UnitedHealth Group Inc.	2.750%	2/15/23	3,075	3,027
UnitedHealth Group Inc.	2.875%	3/15/23	4,527	4,493
UnitedHealth Group Inc.	3.750%	7/15/25	10,539	10,915
Unum Group	4.000%	3/15/24	1,950	1,962
Voya Financial Inc.	5.500%	7/15/22	3,936	4,406
Willis Group Holdings plc	5.750%	3/15/21	2,765	3,052
WR Berkley Corp.	4.625%	3/15/22	1,500	1,595
XLIT Ltd.	5.750%	10/1/21	3,165	3,567
XLIT Ltd.	6.375%	11/15/24	680	800
XLIT Ltd.	4.450%	3/31/25	2,900	2,858

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	952

Real Estate Investment Trusts (5.0%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,826	2,961
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,400	1,396
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,050	2,009
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	1,900	1,899
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,041
AvalonBay Communities Inc.	2.950%	9/15/22	3,214	3,174
AvalonBay Communities Inc.	2.850%	3/15/23	1,200	1,169
AvalonBay Communities Inc.	4.200%	12/15/23	2,300	2,416
AvalonBay Communities Inc.	3.500%	11/15/24	1,400	1,401
AvalonBay Communities Inc.	3.450%	6/1/25	825	822
AvalonBay Communities Inc.	3.500%	11/15/25	2,200	2,194
BioMed Realty LP	4.250%	7/15/22	1,150	1,126
Boston Properties LP	4.125%	5/15/21	4,168	4,402
Boston Properties LP	3.850%	2/1/23	6,345	6,548
Boston Properties LP	3.125%	9/1/23	4,500	4,397
Boston Properties LP	3.800%	2/1/24	2,211	2,263
Brandywine Operating Partnership LP	3.950%	2/15/23	1,125	1,102
Brandywine Operating Partnership LP	4.100%	10/1/24	1,725	1,675
Brixmor Operating Partnership LP	3.875%	8/15/22	3,803	3,794
Brixmor Operating Partnership LP	3.850%	2/1/25	5,425	5,317
Camden Property Trust	4.625%	6/15/21	1,100	1,179
Camden Property Trust	2.950%	12/15/22	1,925	1,863
Camden Property Trust	4.875%	6/15/23	2,000	2,172
Camden Property Trust	4.250%	1/15/24	2,000	2,085
CBL & Associates LP	5.250%	12/1/23	3,125	3,147
CBL & Associates LP	4.600%	10/15/24	1,000	944
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	1,250	1,240
Corporate Office Properties LP	3.700%	6/15/21	2,430	2,381
Corporate Office Properties LP	3.600%	5/15/23	1,825	1,683
Corporate Office Properties LP	5.250%	2/15/24	2,250	2,284
CubeSmart LP	4.800%	7/15/22	575	617

CubeSmart LP	4.375%	12/15/23	1,150	1,194
CubeSmart LP	4.000%	11/15/25	1,325	1,324
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,200	1,210
DDR Corp.	3.500%	1/15/21	2,090	2,105
DDR Corp.	4.625%	7/15/22	2,199	2,279
DDR Corp.	3.375%	5/15/23	1,600	1,523
DDR Corp.	3.625%	2/1/25	2,830	2,694
1 Digital Delta Holdings LLC	4.750%	10/1/25	2,275	2,299
Digital Realty Trust LP	5.250%	3/15/21	1,650	1,783
Digital Realty Trust LP	3.950%	7/1/22	4,900	4,860
Digital Realty Trust LP	3.625%	10/1/22	1,500	1,448
Duke Realty LP	6.750%	3/15/20	675	774
Duke Realty LP	3.875%	2/15/21	1,000	1,026
Duke Realty LP	3.875%	10/15/22	1,450	1,460
Duke Realty LP	3.625%	4/15/23	1,200	1,180
Duke Realty LP	3.750%	12/1/24	2,800	2,735
EPR Properties	5.750%	8/15/22	1,350	1,430
EPR Properties	5.250%	7/15/23	925	948
EPR Properties	4.500%	4/1/25	2,450	2,350
Equity One Inc.	3.750%	11/15/22	1,100	1,072
ERP Operating LP	4.625%	12/15/21	5,496	5,998
ERP Operating LP	3.000%	4/15/23	3,575	3,521
ERP Operating LP	3.375%	6/1/25	1,300	1,294
Essex Portfolio LP	3.625%	8/15/22	1,300	1,309
Essex Portfolio LP	3.375%	1/15/23	1,996	1,957
Essex Portfolio LP	3.250%	5/1/23	1,075	1,048
Essex Portfolio LP	3.875%	5/1/24	1,600	1,617
Essex Portfolio LP	3.500%	4/1/25	4,390	4,300
Federal Realty Investment Trust	2.550%	1/15/21	2,600	2,596
Federal Realty Investment Trust	3.000%	8/1/22	575	570
Federal Realty Investment Trust	2.750%	6/1/23	2,925	2,807
HCP Inc.	5.375%	2/1/21	7,992	8,764
HCP Inc.	3.150%	8/1/22	1,525	1,475
HCP Inc.	4.000%	12/1/22	2,900	2,910
HCP Inc.	4.250%	11/15/23	4,084	4,127
HCP Inc.	4.200%	3/1/24	275	276
HCP Inc.	3.875%	8/15/24	4,025	3,918
HCP Inc.	3.400%	2/1/25	4,413	4,111
HCP Inc.	4.000%	6/1/25	3,871	3,783
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,830	3,138
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,127
Healthcare Realty Trust Inc.	3.875%	5/1/25	925	899
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,525	2,492
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,875	1,827
Highwoods Realty LP	3.200%	6/15/21	3,334	3,258
Highwoods Realty LP	3.625%	1/15/23	700	691
Hospitality Properties Trust	5.000%	8/15/22	2,086	2,157
Hospitality Properties Trust	4.500%	6/15/23	1,875	1,873
Hospitality Properties Trust	4.650%	3/15/24	2,425	2,411
Hospitality Properties Trust	4.500%	3/15/25	1,175	1,152
Host Hotels & Resorts LP	6.000%	10/1/21	3,100	3,469
Host Hotels & Resorts LP	5.250%	3/15/22	2,297	2,469
Host Hotels & Resorts LP	4.750%	3/1/23	2,691	2,792
Host Hotels & Resorts LP	3.750%	10/15/23	1,940	1,882
Host Hotels & Resorts LP	4.000%	6/15/25	2,000	1,929
Kilroy Realty LP	3.800%	1/15/23	2,375	2,366
Kilroy Realty LP	4.375%	10/1/25	1,175	1,199

Kimco Realty Corp.	3.200%	5/1/21	875	881
Kimco Realty Corp.	3.400%	11/1/22	2,500	2,487
Kimco Realty Corp.	3.125%	6/1/23	2,929	2,845
Lexington Realty Trust	4.250%	6/15/23	1,325	1,321
Lexington Realty Trust	4.400%	6/15/24	1,200	1,201
Liberty Property LP	4.125%	6/15/22	1,765	1,793
Liberty Property LP	3.375%	6/15/23	1,225	1,175
Liberty Property LP	4.400%	2/15/24	3,025	3,085
Liberty Property LP	3.750%	4/1/25	1,975	1,909
Mack-Cali Realty LP	4.500%	4/18/22	2,290	2,223
Mack-Cali Realty LP	3.150%	5/15/23	500	433
Mid-America Apartments LP	4.300%	10/15/23	2,025	2,079
Mid-America Apartments LP	3.750%	6/15/24	1,650	1,610
Mid-America Apartments LP	4.000%	11/15/25	2,000	1,995
National Retail Properties Inc.	5.500%	7/15/21	1,600	1,775
National Retail Properties Inc.	3.800%	10/15/22	2,233	2,241
National Retail Properties Inc.	3.900%	6/15/24	2,375	2,366
National Retail Properties Inc.	4.000%	11/15/25	2,400	2,395
Omega Healthcare Investors Inc.	5.875%	3/15/24	2,000	2,080
Omega Healthcare Investors Inc.	4.950%	4/1/24	1,955	1,975
Omega Healthcare Investors Inc.	4.500%	1/15/25	1,125	1,103
Piedmont Operating Partnership LP	3.400%	6/1/23	700	662
Piedmont Operating Partnership LP	4.450%	3/15/24	3,025	3,041
Post Apartment Homes LP	3.375%	12/1/22	500	487
ProLogis LP	3.350%	2/1/21	1,500	1,524
ProLogis LP	4.250%	8/15/23	4,625	4,888
Prologis LP	3.750%	11/1/25	4,700	4,706
Realty Income Corp.	5.750%	1/15/21	450	502
Realty Income Corp.	3.250%	10/15/22	3,220	3,134
Realty Income Corp.	4.650%	8/1/23	3,805	3,997
Realty Income Corp.	3.875%	7/15/24	2,200	2,180
Regency Centers LP	4.800%	4/15/21	1,425	1,540
Regency Centers LP	3.750%	6/15/24	1,075	1,072
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	1,250	1,291
Retail Properties of America Inc.	4.000%	3/15/25	1,650	1,568
Select Income REIT	4.150%	2/1/22	1,275	1,245
Select Income REIT	4.500%	2/1/25	2,125	1,995
Senior Housing Properties Trust	4.750%	5/1/24	2,575	2,520
Simon Property Group LP	4.375%	3/1/21	4,690	5,069
Simon Property Group LP	4.125%	12/1/21	3,375	3,616
Simon Property Group LP	3.375%	3/15/22	3,164	3,280
Simon Property Group LP	2.750%	2/1/23	1,950	1,905
Simon Property Group LP	3.750%	2/1/24	3,635	3,779
Simon Property Group LP	3.375%	10/1/24	2,842	2,875
Simon Property Group LP	3.500%	9/1/25	4,473	4,527
Tanger Properties LP	3.875%	12/1/23	1,750	1,760
Tanger Properties LP	3.750%	12/1/24	1,000	986
UDR Inc.	4.625%	1/10/22	1,700	1,823
UDR Inc.	3.750%	7/1/24	1,500	1,508
Ventas Realty LP	3.750%	5/1/24	3,050	3,012
Ventas Realty LP	3.500%	2/1/25	3,700	3,547
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	6,331	6,762
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,397	1,449
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	1,150	1,123
Vornado Realty LP	5.000%	1/15/22	1,400	1,491
Washington REIT	3.950%	10/15/22	1,050	1,040
Weingarten Realty Investors	3.375%	10/15/22	2,200	2,144

Weingarten Realty Investors	3.500%	4/15/23	2,975	2,917
Weingarten Realty Investors	4.450%	1/15/24	725	747
Weingarten Realty Investors	3.850%	6/1/25	600	586
Welltower Inc.	4.950%	1/15/21	2,760	2,978
Welltower Inc.	5.250%	1/15/22	2,540	2,763
Welltower Inc.	3.750%	3/15/23	2,625	2,595
Welltower Inc.	4.500%	1/15/24	2,154	2,221
Welltower Inc.	4.000%	6/1/25	6,836	6,744
WP Carey Inc.	4.600%	4/1/24	2,133	2,168
WP Carey Inc.	4.000%	2/1/25	2,050	1,966

				2,205,503
Industrial (61.7%)
Basic Industry (4.9%)
Agrium Inc.	3.150%	10/1/22	2,893	2,797
Agrium Inc.	3.500%	6/1/23	4,174	4,055
Agrium Inc.	3.375%	3/15/25	3,740	3,463
Air Products & Chemicals Inc.	3.000%	11/3/21	1,650	1,669
Air Products & Chemicals Inc.	2.750%	2/3/23	1,800	1,773
Air Products & Chemicals Inc.	3.350%	7/31/24	2,075	2,095
Airgas Inc.	2.900%	11/15/22	1,050	1,023
Airgas Inc.	3.650%	7/15/24	1,750	1,724
Albemarle Corp.	4.500%	12/15/20	1,725	1,791
Albemarle Corp.	4.150%	12/1/24	2,925	2,896
Barrick Gold Corp.	3.850%	4/1/22	7,277	6,508
Barrick Gold Corp.	4.100%	5/1/23	8,371	7,366
Barrick North America Finance LLC	4.400%	5/30/21	2,651	2,501
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	7,744	7,743
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,505	6,346
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	6,569	6,498
Braskem Finance Ltd.	6.450%	2/3/24	3,200	2,952
Cabot Corp.	3.700%	7/15/22	2,950	2,920
Carpenter Technology Corp.	5.200%	7/15/21	950	970
Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,454
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	3,825	3,916
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,450	2,427
CF Industries Inc.	3.450%	6/1/23	4,600	4,345
Cytec Industries Inc.	3.500%	4/1/23	1,131	1,096
Domtar Corp.	4.400%	4/1/22	446	457
Dow Chemical Co.	4.125%	11/15/21	8,448	8,896
Dow Chemical Co.	3.000%	11/15/22	8,226	8,102
Dow Chemical Co.	3.500%	10/1/24	2,825	2,759
Eastman Chemical Co.	4.500%	1/15/21	500	530
Eastman Chemical Co.	3.600%	8/15/22	7,383	7,377
Eastman Chemical Co.	3.800%	3/15/25	3,800	3,755
Ecolab Inc.	4.350%	12/8/21	5,725	6,134
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,525	3,669
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,850	3,038
EI du Pont de Nemours & Co.	2.800%	2/15/23	6,400	6,131
Fibria Overseas Finance Ltd.	5.250%	5/12/24	3,060	3,042
FMC Corp.	3.950%	2/1/22	775	776
FMC Corp.	4.100%	2/1/24	2,500	2,482
Freeport-McMoRan Inc.	4.000%	11/14/21	3,500	2,555
Freeport-McMoRan Inc.	3.550%	3/1/22	12,225	8,435
Freeport-McMoRan Inc.	3.875%	3/15/23	9,830	6,660
Freeport-McMoRan Inc.	4.550%	11/14/24	3,150	2,142
Freeport-McMoran Oil & Gas LLC	6.750%	2/1/22	3,064	2,558

Freeport-McMoran Oil & Gas LLC	6.875%	2/15/23	3,009	2,482
Georgia-Pacific LLC	8.000%	1/15/24	2,266	2,895
Goldcorp Inc.	3.625%	6/9/21	4,500	4,320
Goldcorp Inc.	3.700%	3/15/23	5,450	5,171
International Paper Co.	7.500%	8/15/21	1,740	2,077
International Paper Co.	4.750%	2/15/22	3,602	3,898
International Paper Co.	3.650%	6/15/24	4,899	4,873
Kinross Gold Corp.	5.125%	9/1/21	3,050	2,684
Kinross Gold Corp.	5.950%	3/15/24	2,050	1,655
LYB International Finance BV	4.000%	7/15/23	6,394	6,476
LyondellBasell Industries NV	6.000%	11/15/21	5,800	6,561
LyondellBasell Industries NV	5.750%	4/15/24	4,525	5,081
Methanex Corp.	4.250%	12/1/24	1,850	1,656
Monsanto Co.	2.750%	7/15/21	4,668	4,603
Monsanto Co.	3.375%	7/15/24	5,535	5,338
Monsanto Co.	2.850%	4/15/25	4,250	3,946
Monsanto Co.	5.500%	8/15/25	575	650
Mosaic Co.	3.750%	11/15/21	1,925	1,940
Mosaic Co.	4.250%	11/15/23	6,350	6,374
NewMarket Corp.	4.100%	12/15/22	1,050	1,068
Newmont Mining Corp.	3.500%	3/15/22	6,707	6,031
Nucor Corp.	4.125%	9/15/22	3,241	3,368
Nucor Corp.	4.000%	8/1/23	3,639	3,638
Packaging Corp. of America	3.900%	6/15/22	5,075	5,180
Packaging Corp. of America	4.500%	11/1/23	5,005	5,238
Packaging Corp. of America	3.650%	9/15/24	1,000	988
Plum Creek Timberlands LP	4.700%	3/15/21	3,000	3,200
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	2,590	2,568
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,000	3,762
PPG Industries Inc.	3.600%	11/15/20	27	28
Praxair Inc.	4.050%	3/15/21	2,775	2,978
Praxair Inc.	3.000%	9/1/21	3,000	3,043
Praxair Inc.	2.450%	2/15/22	3,900	3,824
Praxair Inc.	2.200%	8/15/22	4,322	4,125
Praxair Inc.	2.650%	2/5/25	800	774
Rayonier Inc.	3.750%	4/1/22	1,750	1,706
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,675	1,587
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,379	4,534
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,250	5,345
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	6,000	5,793
Rio Tinto Finance USA plc	3.500%	3/22/22	6,600	6,507
Rio Tinto Finance USA plc	2.875%	8/21/22	6,081	5,794
Rock-Tenn Co.	4.900%	3/1/22	2,000	2,137
Rock-Tenn Co.	4.000%	3/1/23	3,120	3,176
RPM International Inc.	3.450%	11/15/22	1,775	1,706
Sherwin-Williams Co.	3.450%	8/1/25	1,950	1,995
Southern Copper Corp.	3.500%	11/8/22	1,200	1,115
Southern Copper Corp.	3.875%	4/23/25	3,300	2,978
Syngenta Finance NV	3.125%	3/28/22	1,700	1,653
Vale Overseas Ltd.	4.375%	1/11/22	10,890	9,148
Valspar Corp.	4.200%	1/15/22	2,400	2,477
Valspar Corp.	3.950%	1/15/26	500	502
Westlake Chemical Corp.	3.600%	7/15/22	450	442
Weyerhaeuser Co.	4.625%	9/15/23	2,500	2,627
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,780
Yamana Gold Inc.	4.950%	7/15/24	2,235	1,986

Capital Goods (4.8%)
3M Co.	2.000%	6/26/22	1,934	1,877
3M Co.	3.000%	8/7/25	2,473	2,481
ABB Finance USA Inc.	2.875%	5/8/22	5,775	5,715
Avery Dennison Corp.	3.350%	4/15/23	1,150	1,112
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,753
Boeing Co.	8.750%	8/15/21	800	1,057
Boeing Co.	2.350%	10/30/21	3,200	3,200
Boeing Co.	2.200%	10/30/22	1,970	1,916
Boeing Co.	7.950%	8/15/24	2,115	2,847
Boeing Co.	2.850%	10/30/24	3,633	3,618
Boeing Co.	2.500%	3/1/25	500	483
Boeing Co.	2.600%	10/30/25	3,200	3,104
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,458
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,000	999
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,939	2,924
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,600	2,499
Caterpillar Financial Services Corp.	3.750%	11/24/23	4,900	5,073
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,000	2,000
Caterpillar Financial Services Corp.	3.250%	12/1/24	600	596
Caterpillar Inc.	3.900%	5/27/21	5,280	5,603
Caterpillar Inc.	2.600%	6/26/22	2,800	2,764
Caterpillar Inc.	3.400%	5/15/24	5,100	5,181
Crane Co.	4.450%	12/15/23	1,800	1,854
CRH America Inc.	5.750%	1/15/21	2,659	3,017
Danaher Corp.	3.900%	6/23/21	5,092	5,452
Danaher Corp.	3.350%	9/15/25	2,500	2,547
Deere & Co.	2.600%	6/8/22	5,250	5,205
Dover Corp.	4.300%	3/1/21	3,250	3,494
Dover Corp.	3.150%	11/15/25	1,200	1,192
Eaton Corp.	2.750%	11/2/22	9,363	9,119
Eaton Electric Holdings LLC	3.875%	12/15/20	100	104
Embraer Netherlands Finance BV	5.050%	6/15/25	3,300	3,120
1 Embraer Overseas Ltd.	5.696%	9/16/23	5,361	5,422
Embraer SA	5.150%	6/15/22	1,750	1,751
Emerson Electric Co.	2.625%	12/1/21	2,750	2,735
Emerson Electric Co.	2.625%	2/15/23	2,500	2,449
Emerson Electric Co.	3.150%	6/1/25	2,250	2,242
Exelis Inc.	5.550%	10/1/21	3,250	3,591
Flowserve Corp.	3.500%	9/15/22	4,525	4,441
Flowserve Corp.	4.000%	11/15/23	2,925	2,926
Fortune Brands Home & Security Inc.	4.000%	6/15/25	2,200	2,212
General Dynamics Corp.	3.875%	7/15/21	2,042	2,165
General Dynamics Corp.	2.250%	11/15/22	6,465	6,209
General Electric Co.	2.700%	10/9/22	16,100	16,177
General Electric Co.	3.375%	3/11/24	3,533	3,663
Harris Corp.	4.400%	12/15/20	1,700	1,784
Harris Corp.	3.832%	4/27/25	3,000	2,972
Hexcel Corp.	4.700%	8/15/25	500	498
Honeywell International Inc.	4.250%	3/1/21	4,375	4,807
Honeywell International Inc.	3.350%	12/1/23	2,400	2,492
IDEX Corp.	4.200%	12/15/21	2,775	2,912
Illinois Tool Works Inc.	3.375%	9/15/21	977	1,006
Illinois Tool Works Inc.	3.500%	3/1/24	3,478	3,580
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	5,060	5,214
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,168	2,132
John Deere Capital Corp.	2.800%	3/4/21	3,550	3,590

John Deere Capital Corp.	3.900%	7/12/21	2,400	2,536
John Deere Capital Corp.	3.150%	10/15/21	3,750	3,825
John Deere Capital Corp.	2.750%	3/15/22	2,150	2,131
John Deere Capital Corp.	2.800%	1/27/23	3,075	3,029
John Deere Capital Corp.	3.350%	6/12/24	1,300	1,335
John Deere Capital Corp.	3.400%	9/11/25	2,300	2,345
Joy Global Inc.	5.125%	10/15/21	2,550	2,213
Kennametal Inc.	3.875%	2/15/22	1,450	1,444
L-3 Communications Corp.	4.950%	2/15/21	4,500	4,713
L-3 Communications Corp.	3.950%	5/28/24	2,033	1,932
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,732
Legrand France SA	8.500%	2/15/25	1,835	2,473
Lockheed Martin Corp.	3.350%	9/15/21	4,027	4,133
Lockheed Martin Corp.	3.100%	1/15/23	1,300	1,301
Lockheed Martin Corp.	2.900%	3/1/25	4,375	4,208
Lockheed Martin Corp.	3.550%	1/15/26	3,000	3,022
Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,501
Mohawk Industries Inc.	3.850%	2/1/23	5,715	5,764
Northrop Grumman Corp.	3.500%	3/15/21	4,325	4,485
Northrop Grumman Corp.	3.250%	8/1/23	3,165	3,169
Owens Corning	4.200%	12/15/22	3,925	3,960
Owens Corning	4.200%	12/1/24	750	738
Parker Hannifin Corp.	3.500%	9/15/22	2,670	2,769
Parker-Hannifin Corp.	3.300%	11/21/24	4,446	4,507
Pentair Finance SA	5.000%	5/15/21	3,220	3,377
Pentair Finance SA	3.150%	9/15/22	1,300	1,230
Precision Castparts Corp.	2.500%	1/15/23	5,858	5,714
Precision Castparts Corp.	3.250%	6/15/25	3,673	3,648
Raytheon Co.	2.500%	12/15/22	7,100	6,963
Republic Services Inc.	5.250%	11/15/21	5,133	5,704
Republic Services Inc.	3.550%	6/1/22	3,408	3,487
Republic Services Inc.	4.750%	5/15/23	1,670	1,832
Republic Services Inc.	3.200%	3/15/25	3,200	3,111
Rockwell Collins Inc.	3.100%	11/15/21	559	572
Rockwell Collins Inc.	3.700%	12/15/23	2,390	2,486
Roper Technologies Inc.	3.000%	12/15/20	3,400	3,399
Roper Technologies Inc.	3.125%	11/15/22	2,247	2,199
Roper Technologies Inc.	3.850%	12/15/25	875	874
Snap-on Inc.	6.125%	9/1/21	1,410	1,634
Sonoco Products Co.	4.375%	11/1/21	775	808
Stanley Black & Decker Inc.	3.400%	12/1/21	2,825	2,885
Stanley Black & Decker Inc.	2.900%	11/1/22	2,639	2,618
Textron Inc.	3.650%	3/1/21	1,000	1,011
Textron Inc.	5.950%	9/21/21	500	563
Textron Inc.	4.300%	3/1/24	2,340	2,395
Textron Inc.	3.875%	3/1/25	1,200	1,182
Timken CO	3.875%	9/1/24	1,020	975
United Technologies Corp.	3.100%	6/1/22	11,510	11,739
Waste Management Inc.	4.600%	3/1/21	1,930	2,084
Waste Management Inc.	2.900%	9/15/22	3,760	3,723
Waste Management Inc.	3.500%	5/15/24	1,450	1,466
Waste Management Inc.	3.125%	3/1/25	3,459	3,370
Xylem Inc.	4.875%	10/1/21	2,550	2,726

Communication (8.4%)
21st Century Fox America Inc.	4.500%	2/15/21	5,350	5,781
21st Century Fox America Inc.	3.000%	9/15/22	7,660	7,607

21st Century Fox America Inc.	8.875%	4/26/23	1,000	1,338
21st Century Fox America Inc.	4.000%	10/1/23	2,350	2,439
21st Century Fox America Inc.	3.700%	9/15/24	2,400	2,434
1 21st Century Fox America Inc.	3.700%	10/15/25	3,000	3,007
21st Century Fox America Inc.	7.700%	10/30/25	285	362
America Movil SAB de CV	3.125%	7/16/22	8,247	8,155
American Tower Corp.	3.450%	9/15/21	2,800	2,814
American Tower Corp.	5.900%	11/1/21	5,574	6,222
American Tower Corp.	4.700%	3/15/22	2,855	3,016
American Tower Corp.	3.500%	1/31/23	6,940	6,753
American Tower Corp.	5.000%	2/15/24	2,273	2,420
American Tower Corp.	4.000%	6/1/25	4,725	4,694
AT&T Inc.	4.450%	5/15/21	6,655	7,143
AT&T Inc.	3.875%	8/15/21	8,654	9,015
AT&T Inc.	3.000%	2/15/22	10,199	10,100
AT&T Inc.	3.000%	6/30/22	16,700	16,529
AT&T Inc.	2.625%	12/1/22	5,675	5,447
AT&T Inc.	3.900%	3/11/24	5,500	5,636
AT&T Inc.	3.400%	5/15/25	24,180	23,450
CBS Corp.	4.300%	2/15/21	3,625	3,777
CBS Corp.	3.375%	3/1/22	1,396	1,391
CBS Corp.	3.700%	8/15/24	3,083	3,026
CBS Corp.	3.500%	1/15/25	2,750	2,657
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	6,582	6,518
1 CCO Safari II LLC	4.464%	7/23/22	15,525	15,685
1 CCO Safari II LLC	4.908%	7/23/25	23,875	24,157
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	5,204	7,268
Comcast Corp.	3.125%	7/15/22	4,925	5,059
Comcast Corp.	2.850%	1/15/23	3,162	3,175
Comcast Corp.	3.600%	3/1/24	6,807	7,086
Comcast Corp.	3.375%	2/15/25	6,875	7,018
Comcast Corp.	3.375%	8/15/25	7,079	7,233
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	6,082	6,519
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	4,453	4,861
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	10,435	10,667
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	6,847	7,096
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	9,150	9,141
Discovery Communications LLC	4.375%	6/15/21	2,700	2,799
Discovery Communications LLC	3.300%	5/15/22	1,853	1,787
Discovery Communications LLC	3.250%	4/1/23	1,900	1,770
Discovery Communications LLC	3.450%	3/15/25	2,350	2,160
Grupo Televisa SAB	6.625%	3/18/25	5,335	6,095
GTE Corp.	8.750%	11/1/21	1,175	1,475
Historic TW Inc.	9.150%	2/1/23	1,195	1,565
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,800	1,765
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,375	4,340
1 McGraw Hill Financial Inc.	4.000%	6/15/25	2,875	2,879
Moody's Corp.	4.500%	9/1/22	1,971	2,105
Moody's Corp.	4.875%	2/15/24	3,959	4,247
NBCUniversal Media LLC	4.375%	4/1/21	9,743	10,659

NBCUniversal Media LLC	2.875%	1/15/23	6,523	6,532
Omnicom Group Inc.	3.625%	5/1/22	7,373	7,466
Omnicom Group Inc.	3.650%	11/1/24	3,983	3,982
Orange SA	4.125%	9/14/21	4,650	4,963
Qwest Corp.	6.750%	12/1/21	5,520	5,808
Qwest Corp.	7.250%	9/15/25	500	535
RELX Capital Inc.	3.125%	10/15/22	4,219	4,120
Rogers Communications Inc.	3.000%	3/15/23	3,250	3,185
Rogers Communications Inc.	4.100%	10/1/23	3,600	3,748
Scripps Networks Interactive Inc.	3.500%	6/15/22	5,200	5,025
Scripps Networks Interactive Inc.	3.900%	11/15/24	1,900	1,833
Telefonica Emisiones SAU	5.462%	2/16/21	7,607	8,556
Telefonica Emisiones SAU	4.570%	4/27/23	3,875	4,088
Thomson Reuters Corp.	3.950%	9/30/21	3,377	3,492
Thomson Reuters Corp.	4.300%	11/23/23	2,000	2,072
Thomson Reuters Corp.	3.850%	9/29/24	2,450	2,424
Time Warner Cable Inc.	4.125%	2/15/21	4,625	4,770
Time Warner Cable Inc.	4.000%	9/1/21	4,516	4,625
Time Warner Cos. Inc.	7.570%	2/1/24	1,720	2,123
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,635	4,500
Time Warner Inc.	4.700%	1/15/21	4,750	5,149
Time Warner Inc.	4.750%	3/29/21	3,358	3,643
Time Warner Inc.	4.000%	1/15/22	2,475	2,589
Time Warner Inc.	3.400%	6/15/22	2,401	2,408
Time Warner Inc.	4.050%	12/15/23	2,846	2,940
Time Warner Inc.	3.550%	6/1/24	6,141	6,100
Time Warner Inc.	3.600%	7/15/25	7,225	7,142
Verizon Communications Inc.	3.450%	3/15/21	6,177	6,360
Verizon Communications Inc.	4.600%	4/1/21	6,940	7,514
Verizon Communications Inc.	3.000%	11/1/21	9,709	9,729
Verizon Communications Inc.	3.500%	11/1/21	10,068	10,344
Verizon Communications Inc.	2.450%	11/1/22	10,296	9,912
Verizon Communications Inc.	5.150%	9/15/23	43,192	48,217
Verizon Communications Inc.	4.150%	3/15/24	9,285	9,734
Verizon Communications Inc.	3.500%	11/1/24	9,976	10,011
Viacom Inc.	3.875%	12/15/21	6,295	6,216
Viacom Inc.	3.125%	6/15/22	3,000	2,807
Viacom Inc.	4.250%	9/1/23	4,010	3,975
Viacom Inc.	3.875%	4/1/24	4,325	4,121
Vodafone Group plc	4.375%	3/16/21	3,258	3,498
Vodafone Group plc	2.500%	9/26/22	4,623	4,366
Vodafone Group plc	2.950%	2/19/23	6,166	5,912
Walt Disney Co.	3.750%	6/1/21	1,626	1,738
Walt Disney Co.	2.750%	8/16/21	4,431	4,522
Walt Disney Co.	2.550%	2/15/22	3,000	3,036
Walt Disney Co.	2.350%	12/1/22	4,127	4,092
Walt Disney Co.	3.150%	9/17/25	3,000	3,058
WPP Finance 2010	4.750%	11/21/21	3,109	3,372
WPP Finance 2010	3.625%	9/7/22	3,125	3,178
WPP Finance 2010	3.750%	9/19/24	4,281	4,292

Consumer Cyclical (7.3%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,600	1,656
Advance Auto Parts Inc.	4.500%	12/1/23	1,700	1,748
1 Alibaba Group Holding Ltd.	3.125%	11/28/21	6,300	6,170
1 Alibaba Group Holding Ltd.	3.600%	11/28/24	11,475	11,103
Amazon.com Inc.	3.300%	12/5/21	5,172	5,363

Amazon.com Inc.	2.500%	11/29/22	6,680	6,531
Amazon.com Inc.	3.800%	12/5/24	4,918	5,103
Automatic Data Processing Inc.	3.375%	9/15/25	4,600	4,705
AutoNation Inc.	3.350%	1/15/21	2,575	2,574
AutoNation Inc.	4.500%	10/1/25	1,800	1,841
AutoZone Inc.	2.500%	4/15/21	525	516
AutoZone Inc.	3.700%	4/15/22	4,855	4,990
AutoZone Inc.	2.875%	1/15/23	1,500	1,454
AutoZone Inc.	3.125%	7/15/23	1,000	983
AutoZone Inc.	3.250%	4/15/25	1,825	1,776
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,475	1,441
Block Financial LLC	5.500%	11/1/22	2,675	2,846
Block Financial LLC	5.250%	10/1/25	1,600	1,640
BorgWarner Inc.	3.375%	3/15/25	2,575	2,462
Brinker International Inc.	3.875%	5/15/23	1,450	1,403
Coach Inc.	4.250%	4/1/25	2,350	2,224
Costco Wholesale Corp.	2.250%	2/15/22	2,000	1,981
Cummins Inc.	3.650%	10/1/23	2,233	2,311
CVS Health Corp.	3.500%	7/20/22	10,800	11,068
CVS Health Corp.	2.750%	12/1/22	9,675	9,426
1 CVS Health Corp.	4.750%	12/1/22	1,000	1,080
CVS Health Corp.	4.000%	12/5/23	7,816	8,208
CVS Health Corp.	3.375%	8/12/24	3,515	3,523
1 CVS Health Corp.	5.000%	12/1/24	1,000	1,093
CVS Health Corp.	3.875%	7/20/25	15,976	16,392
Delphi Corp.	5.000%	2/15/23	2,600	2,733
Delphi Corp.	4.150%	3/15/24	7,227	7,321
Dollar General Corp.	3.250%	4/15/23	3,900	3,717
eBay Inc.	2.875%	8/1/21	3,604	3,547
eBay Inc.	2.600%	7/15/22	4,475	4,183
eBay Inc.	3.450%	8/1/24	4,615	4,439
Expedia Inc.	4.500%	8/15/24	3,285	3,268
Ford Motor Credit Co. LLC	5.750%	2/1/21	6,485	7,221
Ford Motor Credit Co. LLC	5.875%	8/2/21	9,727	10,905
Ford Motor Credit Co. LLC	3.219%	1/9/22	5,250	5,178
Ford Motor Credit Co. LLC	4.250%	9/20/22	5,125	5,314
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,475	6,750
Ford Motor Credit Co. LLC	3.664%	9/8/24	3,500	3,428
Ford Motor Credit Co. LLC	4.134%	8/4/25	7,950	7,944
Gap Inc.	5.950%	4/12/21	6,122	6,389
General Motors Co.	4.875%	10/2/23	11,079	11,494
General Motors Co.	4.000%	4/1/25	2,400	2,310
General Motors Financial Co. Inc.	4.375%	9/25/21	5,900	6,003
General Motors Financial Co. Inc.	3.450%	4/10/22	7,754	7,463
General Motors Financial Co. Inc.	4.250%	5/15/23	3,400	3,387
General Motors Financial Co. Inc.	4.000%	1/15/25	7,788	7,496
General Motors Financial Co. Inc.	4.300%	7/13/25	1,815	1,776
Harley-Davidson Inc.	3.500%	7/28/25	2,350	2,353
Harman International Industries Inc.	4.150%	5/15/25	1,900	1,837
Home Depot Inc.	4.400%	4/1/21	8,327	9,216
Home Depot Inc.	2.625%	6/1/22	6,255	6,259
Home Depot Inc.	2.700%	4/1/23	6,653	6,630
Home Depot Inc.	3.750%	2/15/24	4,352	4,619
Home Depot Inc.	3.350%	9/15/25	2,700	2,756
Hyatt Hotels Corp.	5.375%	8/15/21	800	879
Hyatt Hotels Corp.	3.375%	7/15/23	2,075	1,972
Johnson Controls Inc.	4.250%	3/1/21	2,114	2,213

Johnson Controls Inc.	3.750%	12/1/21	2,496	2,520
Johnson Controls Inc.	3.625%	7/2/24	1,800	1,732
Kohl's Corp.	4.000%	11/1/21	3,270	3,346
Kohl's Corp.	3.250%	2/1/23	2,825	2,728
Kohl's Corp.	4.250%	7/17/25	2,850	2,798
Lowe's Cos. Inc.	3.750%	4/15/21	1,000	1,058
Lowe's Cos. Inc.	3.800%	11/15/21	4,701	4,980
Lowe's Cos. Inc.	3.120%	4/15/22	1,973	2,024
Lowe's Cos. Inc.	3.875%	9/15/23	3,216	3,428
Lowe's Cos. Inc.	3.125%	9/15/24	2,325	2,309
Lowe's Cos. Inc.	3.375%	9/15/25	6,125	6,208
Macy's Retail Holdings Inc.	3.875%	1/15/22	4,025	4,038
Macy's Retail Holdings Inc.	2.875%	2/15/23	2,830	2,615
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,050	3,098
Macy's Retail Holdings Inc.	3.625%	6/1/24	2,993	2,846
Macy's Retail Holdings Inc.	6.650%	7/15/24	50	58
Magna International Inc.	3.625%	6/15/24	3,313	3,251
Magna International Inc.	4.150%	10/1/25	2,600	2,605
Marriott International Inc.	2.875%	3/1/21	1,625	1,621
Marriott International Inc.	3.125%	10/15/21	1,400	1,405
Marriott International Inc.	3.250%	9/15/22	1,800	1,781
Marriott International Inc.	3.750%	10/1/25	1,725	1,704
MasterCard Inc.	3.375%	4/1/24	3,858	3,934
McDonald's Corp.	3.625%	5/20/21	4,146	4,309
McDonald's Corp.	2.625%	1/15/22	3,891	3,820
McDonald's Corp.	3.375%	5/26/25	5,245	5,145
NIKE Inc.	2.250%	5/1/23	1,573	1,539
Nordstrom Inc.	4.000%	10/15/21	2,375	2,511
NVR Inc.	3.950%	9/15/22	3,052	3,099
O'Reilly Automotive Inc.	4.875%	1/14/21	3,735	4,072
O'Reilly Automotive Inc.	4.625%	9/15/21	1,596	1,711
O'Reilly Automotive Inc.	3.800%	9/1/22	2,700	2,738
O'Reilly Automotive Inc.	3.850%	6/15/23	1,375	1,395
Priceline Group Inc.	3.650%	3/15/25	2,300	2,255
QVC Inc.	5.125%	7/2/22	3,035	3,069
QVC Inc.	4.375%	3/15/23	1,800	1,721
QVC Inc.	4.850%	4/1/24	5,058	4,898
QVC Inc.	4.450%	2/15/25	2,950	2,770
Ross Stores Inc.	3.375%	9/15/24	925	908
Signet UK Finance plc	4.700%	6/15/24	2,175	2,162
Staples Inc.	4.375%	1/12/23	2,275	2,202
Starbucks Corp.	2.700%	6/15/22	1,750	1,766
Starbucks Corp.	3.850%	10/1/23	4,789	5,114
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,625	1,559
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	3,300	3,241
Target Corp.	2.900%	1/15/22	3,245	3,323
Target Corp.	3.500%	7/1/24	8,225	8,551
TJX Cos. Inc.	2.750%	6/15/21	4,725	4,809
TJX Cos. Inc.	2.500%	5/15/23	3,125	3,039
Toyota Motor Credit Corp.	4.250%	1/11/21	2,175	2,369
Toyota Motor Credit Corp.	2.750%	5/17/21	2,500	2,528
Toyota Motor Credit Corp.	3.400%	9/15/21	6,600	6,883
Toyota Motor Credit Corp.	3.300%	1/12/22	5,922	6,134
Toyota Motor Credit Corp.	2.800%	7/13/22	1,300	1,300
Toyota Motor Credit Corp.	2.625%	1/10/23	3,374	3,331
VF Corp.	3.500%	9/1/21	3,165	3,331
Wal-Mart Stores Inc.	4.250%	4/15/21	5,675	6,282

Wal-Mart Stores Inc.	2.550%	4/11/23	11,302	11,128
Wal-Mart Stores Inc.	3.300%	4/22/24	10,071	10,405
Walgreen Co.	3.100%	9/15/22	3,577	3,463
Walgreens Boots Alliance Inc.	3.300%	11/18/21	8,443	8,411
Walgreens Boots Alliance Inc.	3.800%	11/18/24	12,425	12,191
Wyndham Worldwide Corp.	4.250%	3/1/22	4,850	4,886
Wyndham Worldwide Corp.	3.900%	3/1/23	2,450	2,383

Consumer Noncyclical (15.0%)
Abbott Laboratories	2.550%	3/15/22	3,500	3,491
Abbott Laboratories	2.950%	3/15/25	4,500	4,427
AbbVie Inc.	2.900%	11/6/22	16,155	15,725
AbbVie Inc.	3.200%	11/6/22	5,950	5,891
AbbVie Inc.	3.600%	5/14/25	18,420	18,226
Actavis Funding SCS	3.450%	3/15/22	16,064	16,278
Actavis Funding SCS	3.850%	6/15/24	7,533	7,652
Actavis Funding SCS	3.800%	3/15/25	18,801	18,925
Actavis Inc.	3.250%	10/1/22	10,675	10,582
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,620
Agilent Technologies Inc.	3.875%	7/15/23	2,900	2,910
Allergan Inc.	2.800%	3/15/23	3,050	2,930
Altria Group Inc.	4.750%	5/5/21	8,374	9,159
Altria Group Inc.	2.850%	8/9/22	8,670	8,518
Altria Group Inc.	2.950%	5/2/23	4,575	4,493
Altria Group Inc.	4.000%	1/31/24	7,718	8,071
AmerisourceBergen Corp.	3.500%	11/15/21	3,100	3,173
AmerisourceBergen Corp.	3.400%	5/15/24	2,650	2,604
AmerisourceBergen Corp.	3.250%	3/1/25	2,175	2,105
Amgen Inc.	4.100%	6/15/21	4,550	4,815
Amgen Inc.	3.875%	11/15/21	8,850	9,308
Amgen Inc.	2.700%	5/1/22	2,100	2,054
Amgen Inc.	3.625%	5/15/22	4,852	4,996
Amgen Inc.	3.625%	5/22/24	9,344	9,372
Amgen Inc.	3.125%	5/1/25	4,260	4,066
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	11,228	10,810
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	6,989	7,135
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,550	1,688
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,202	8,883
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,166	3,470
AstraZeneca plc	3.375%	11/16/25	6,000	5,991
1 Baxalta Inc.	3.600%	6/23/22	2,454	2,454
1 Baxalta Inc.	4.000%	6/23/25	9,507	9,423
Beam Suntory Inc.	3.250%	5/15/22	1,275	1,254
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,023
Becton Dickinson & Co.	3.125%	11/8/21	4,475	4,534
Becton Dickinson & Co.	3.734%	12/15/24	8,219	8,358
Becton Dickinson and Co.	3.300%	3/1/23	2,150	2,139
Becton Dickinson and Co.	3.875%	5/15/24	2,100	2,154
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,150	2,301
Biogen Inc.	3.625%	9/15/22	4,900	4,968
Biogen Inc.	4.050%	9/15/25	8,650	8,724
Boston Scientific Corp.	3.375%	5/15/22	3,250	3,222
Boston Scientific Corp.	4.125%	10/1/23	2,710	2,774
Boston Scientific Corp.	3.850%	5/15/25	3,750	3,723
Bristol-Myers Squibb Co.	2.000%	8/1/22	4,103	3,984
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,146
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,350	2,441

Brown-Forman Corp.	2.250%	1/15/23	1,175	1,125
Campbell Soup Co.	4.250%	4/15/21	2,100	2,235
Campbell Soup Co.	2.500%	8/2/22	2,075	1,986
Campbell Soup Co.	3.300%	3/19/25	1,100	1,095
Cardinal Health Inc.	4.625%	12/15/20	2,625	2,859
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,193
Cardinal Health Inc.	3.200%	3/15/23	4,595	4,538
Cardinal Health Inc.	3.750%	9/15/25	2,725	2,767
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,762
Celgene Corp.	3.250%	8/15/22	3,545	3,544
Celgene Corp.	3.550%	8/15/22	3,910	3,960
Celgene Corp.	4.000%	8/15/23	5,985	6,176
Celgene Corp.	3.625%	5/15/24	6,333	6,293
Celgene Corp.	3.875%	8/15/25	12,824	12,784
Church & Dwight Co. Inc.	2.875%	10/1/22	900	877
Clorox Co.	3.800%	11/15/21	3,288	3,448
Clorox Co.	3.050%	9/15/22	2,100	2,089
Clorox Co.	3.500%	12/15/24	2,333	2,338
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	1,800	1,813
Coca-Cola Co.	3.300%	9/1/21	5,487	5,765
Coca-Cola Co.	2.500%	4/1/23	4,852	4,880
Coca-Cola Co.	3.200%	11/1/23	3,950	4,106
Coca-Cola Co.	2.875%	10/27/25	10,900	10,726
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	432
Coca-Cola Enterprises Inc.	4.500%	9/1/21	1,500	1,606
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	4,673	4,757
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,278
Colgate-Palmolive Co.	2.450%	11/15/21	2,875	2,889
Colgate-Palmolive Co.	2.300%	5/3/22	2,650	2,625
Colgate-Palmolive Co.	1.950%	2/1/23	3,975	3,819
Colgate-Palmolive Co.	2.100%	5/1/23	650	628
Colgate-Palmolive Co.	3.250%	3/15/24	3,253	3,377
ConAgra Foods Inc.	3.250%	9/15/22	2,175	2,105
ConAgra Foods Inc.	3.200%	1/25/23	5,723	5,460
Covidien International Finance SA	3.200%	6/15/22	7,830	7,888
Covidien International Finance SA	2.950%	6/15/23	4,148	4,100
CR Bard Inc.	4.400%	1/15/21	2,245	2,391
DENTSPLY International Inc.	4.125%	8/15/21	2,080	2,138
Diageo Capital plc	2.625%	4/29/23	10,420	10,146
Diageo Investment Corp.	2.875%	5/11/22	4,987	4,970
Dignity Health California GO	3.125%	11/1/22	800	800
Dignity Health California GO	3.812%	11/1/24	2,000	2,048
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,625	1,641
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	625	606
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	2,400	2,369
Eli Lilly & Co.	2.750%	6/1/25	4,315	4,275
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,000	974
Express Scripts Holding Co.	4.750%	11/15/21	2,712	2,930
Express Scripts Holding Co.	3.900%	2/15/22	6,854	7,113
Express Scripts Holding Co.	3.500%	6/15/24	7,165	7,127
Flowers Foods Inc.	4.375%	4/1/22	2,350	2,457
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,200	1,128
General Mills Inc.	3.150%	12/15/21	3,930	3,951
General Mills Inc.	3.650%	2/15/24	3,911	4,036
Gilead Sciences Inc.	4.500%	4/1/21	4,625	5,023
Gilead Sciences Inc.	4.400%	12/1/21	5,312	5,769
Gilead Sciences Inc.	3.250%	9/1/22	4,950	5,012

Gilead Sciences Inc.	3.700%	4/1/24	10,461	10,722
Gilead Sciences Inc.	3.500%	2/1/25	10,551	10,606
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,248	6,247
GlaxoSmithKline Capital plc	2.850%	5/8/22	9,917	10,009
Hasbro Inc.	3.150%	5/15/21	1,375	1,374
Hershey Co.	4.125%	12/1/20	1,525	1,641
Hershey Co.	2.625%	5/1/23	1,750	1,726
Hershey Co.	3.200%	8/21/25	1,600	1,612
Hormel Foods Corp.	4.125%	4/15/21	1,100	1,192
International Flavors & Fragrances Inc.	3.200%	5/1/23	975	953
JM Smucker Co.	3.500%	10/15/21	4,050	4,178
JM Smucker Co.	3.000%	3/15/22	1,400	1,401
JM Smucker Co.	3.500%	3/15/25	4,500	4,513
Johnson & Johnson	3.550%	5/15/21	3,900	4,183
Johnson & Johnson	2.450%	12/5/21	3,400	3,461
Johnson & Johnson	6.730%	11/15/23	50	64
Johnson & Johnson	3.375%	12/5/23	3,050	3,262
Kaiser Foundation Hospitals	3.500%	4/1/22	2,675	2,746
Kellogg Co.	4.000%	12/15/20	4,525	4,800
Kellogg Co.	3.125%	5/17/22	825	827
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,164
Kimberly-Clark Corp.	2.400%	3/1/22	2,800	2,785
Kimberly-Clark Corp.	2.400%	6/1/23	2,985	2,900
Kimberly-Clark Corp.	2.650%	3/1/25	750	729
Kimberly-Clark Corp.	3.050%	8/15/25	2,000	1,998
Koninklijke Philips NV	3.750%	3/15/22	4,462	4,561
Kraft Foods Group Inc.	3.500%	6/6/22	12,604	12,822
1 Kraft Heinz Foods Co.	3.500%	7/15/22	5,450	5,523
1 Kraft Heinz Foods Co.	3.950%	7/15/25	7,825	7,986
Kroger Co.	3.300%	1/15/21	3,875	3,941
Kroger Co.	2.950%	11/1/21	3,171	3,153
Kroger Co.	3.400%	4/15/22	1,918	1,951
Kroger Co.	3.850%	8/1/23	4,198	4,346
Kroger Co.	4.000%	2/1/24	1,925	1,998
Laboratory Corp. of America Holdings	3.200%	2/1/22	3,730	3,680
Laboratory Corp. of America Holdings	3.750%	8/23/22	950	962
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,925	1,945
Laboratory Corp. of America Holdings	3.600%	2/1/25	4,065	3,955
Life Technologies Corp.	5.000%	1/15/21	1,958	2,114
Mattel Inc.	3.150%	3/15/23	1,850	1,761
McCormick & Co. Inc.	3.900%	7/15/21	275	291
McCormick & Co. Inc.	3.500%	9/1/23	1,200	1,225
McCormick & Co. Inc.	3.250%	11/15/25	2,100	2,107
McKesson Corp.	4.750%	3/1/21	2,201	2,375
McKesson Corp.	2.700%	12/15/22	2,920	2,805
McKesson Corp.	2.850%	3/15/23	1,950	1,878
McKesson Corp.	3.796%	3/15/24	6,075	6,167
Mead Johnson Nutrition Co.	4.125%	11/15/25	4,600	4,649
Medtronic Inc.	4.125%	3/15/21	2,513	2,692
Medtronic Inc.	3.125%	3/15/22	2,961	3,016
Medtronic Inc.	3.150%	3/15/22	12,000	12,195
Medtronic Inc.	2.750%	4/1/23	6,925	6,819
Medtronic Inc.	3.625%	3/15/24	5,516	5,704
Medtronic Inc.	3.500%	3/15/25	19,245	19,499
Merck & Co. Inc.	3.875%	1/15/21	5,386	5,782
Merck & Co. Inc.	2.350%	2/10/22	7,000	6,899
Merck & Co. Inc.	2.400%	9/15/22	5,239	5,153

Merck & Co. Inc.	2.800%	5/18/23	7,198	7,201
Merck & Co. Inc.	2.750%	2/10/25	13,560	13,222
Molson Coors Brewing Co.	3.500%	5/1/22	1,625	1,648
Mondelez International Inc.	4.000%	2/1/24	9,225	9,554
Mylan Inc.	4.200%	11/29/23	3,050	2,995
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,154
Newell Rubbermaid Inc.	4.000%	12/1/24	4,372	4,364
Newell Rubbermaid Inc.	3.900%	11/1/25	1,325	1,312
Novartis Capital Corp.	2.400%	9/21/22	9,912	9,787
Novartis Capital Corp.	3.400%	5/6/24	8,668	9,014
Novartis Capital Corp.	3.000%	11/20/25	1,750	1,741
Owens & Minor Inc.	4.375%	12/15/24	2,100	2,117
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,225	1,265
PepsiCo Inc.	3.000%	8/25/21	5,765	5,927
PepsiCo Inc.	2.750%	3/5/22	8,768	8,847
PepsiCo Inc.	3.100%	7/17/22	3,090	3,171
PepsiCo Inc.	2.750%	3/1/23	4,550	4,549
PepsiCo Inc.	3.600%	3/1/24	5,350	5,590
PepsiCo Inc.	2.750%	4/30/25	7,098	6,901
PepsiCo Inc.	3.500%	7/17/25	4,660	4,801
PerkinElmer Inc.	5.000%	11/15/21	3,150	3,336
Perrigo Co. plc	4.000%	11/15/23	3,500	3,448
Perrigo Finance plc	3.500%	12/15/21	2,000	1,966
Perrigo Finance plc	3.900%	12/15/24	3,350	3,245
Pfizer Inc.	3.000%	6/15/23	3,858	3,875
Pfizer Inc.	3.400%	5/15/24	3,181	3,248
Philip Morris International Inc.	4.125%	5/17/21	1,920	2,044
Philip Morris International Inc.	2.900%	11/15/21	5,294	5,375
Philip Morris International Inc.	2.500%	8/22/22	2,915	2,872
Philip Morris International Inc.	2.625%	3/6/23	2,750	2,691
Philip Morris International Inc.	3.600%	11/15/23	3,969	4,130
Philip Morris International Inc.	3.250%	11/10/24	3,150	3,201
Philip Morris International Inc.	3.375%	8/11/25	2,000	2,035
2 Procter & Gamble - Esop	9.360%	1/1/21	1,072	1,275
Procter & Gamble Co.	2.300%	2/6/22	5,774	5,782
Procter & Gamble Co.	3.100%	8/15/23	4,650	4,817
Quest Diagnostics Inc.	4.700%	4/1/21	1,650	1,771
Quest Diagnostics Inc.	4.250%	4/1/24	2,875	2,943
Quest Diagnostics Inc.	3.500%	3/30/25	1,300	1,266
Reynolds American Inc.	4.000%	6/12/22	5,890	6,115
Reynolds American Inc.	3.250%	11/1/22	4,266	4,234
1 Reynolds American Inc.	3.750%	5/20/23	2,225	2,246
Reynolds American Inc.	4.850%	9/15/23	3,150	3,392
Reynolds American Inc.	4.450%	6/12/25	14,785	15,531
Sanofi	4.000%	3/29/21	10,081	10,808
St. Jude Medical Inc.	3.250%	4/15/23	4,550	4,464
St. Jude Medical Inc.	3.875%	9/15/25	1,900	1,919
Stryker Corp.	3.375%	5/15/24	2,475	2,495
Stryker Corp.	3.375%	11/1/25	4,650	4,658
Sysco Corp.	2.600%	6/12/22	1,300	1,266
Sysco Corp.	3.750%	10/1/25	3,375	3,427
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	4,001	4,031
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,236	4,047
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,749	1,760
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,665	8,207
Thermo Fisher Scientific Inc.	3.600%	8/15/21	6,998	7,164

Thermo Fisher Scientific Inc.	3.300%	2/15/22	4,410	4,419
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,171	1,152
Thermo Fisher Scientific Inc.	4.150%	2/1/24	4,915	5,150
Thermo Fisher Scientific Inc.	3.650%	12/15/25	1,500	1,498
Tupperware Brands Corp.	4.750%	6/1/21	2,600	2,675
Tyson Foods Inc.	4.500%	6/15/22	7,240	7,706
Tyson Foods Inc.	3.950%	8/15/24	5,576	5,702
Unilever Capital Corp.	4.250%	2/10/21	4,913	5,375
Unilever Capital Corp.	3.100%	7/30/25	2,225	2,252
Whirlpool Corp.	4.850%	6/15/21	1,850	1,996
Whirlpool Corp.	4.700%	6/1/22	1,898	2,020
Whirlpool Corp.	3.700%	3/1/23	1,475	1,481
Whirlpool Corp.	3.700%	5/1/25	600	597
1 Whole Foods Market Inc.	5.200%	12/3/25	4,800	4,793
Wyeth LLC	6.450%	2/1/24	5,094	6,245
Zeneca Wilmington Inc.	7.000%	11/15/23	1,600	2,008
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,650	1,655
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	4,200	4,163
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	9,950	9,738
Zoetis Inc.	3.250%	2/1/23	8,425	8,043
Zoetis Inc.	4.500%	11/13/25	2,700	2,740

Energy (10.7%)
Anadarko Petroleum Corp.	3.450%	7/15/24	3,333	3,233
Apache Corp.	3.625%	2/1/21	3,750	3,841
Apache Corp.	3.250%	4/15/22	5,442	5,376
Baker Hughes Inc.	3.200%	8/15/21	3,321	3,347
Boardwalk Pipelines LP	3.375%	2/1/23	1,775	1,514
Boardwalk Pipelines LP	4.950%	12/15/24	3,050	2,775
BP Capital Markets plc	4.742%	3/11/21	7,830	8,662
BP Capital Markets plc	3.561%	11/1/21	5,086	5,288
BP Capital Markets plc	3.062%	3/17/22	3,464	3,476
BP Capital Markets plc	3.245%	5/6/22	7,604	7,702
BP Capital Markets plc	2.500%	11/6/22	7,125	6,842
BP Capital Markets plc	2.750%	5/10/23	11,248	10,899
BP Capital Markets plc	3.994%	9/26/23	5,275	5,502
BP Capital Markets plc	3.814%	2/10/24	8,169	8,425
BP Capital Markets plc	3.535%	11/4/24	2,075	2,093
BP Capital Markets plc	3.506%	3/17/25	4,160	4,174
Buckeye Partners LP	4.875%	2/1/21	3,433	3,435
Buckeye Partners LP	4.150%	7/1/23	3,271	2,956
Cameron International Corp.	4.500%	6/1/21	350	372
Cameron International Corp.	3.600%	4/30/22	1,150	1,160
Cameron International Corp.	4.000%	12/15/23	1,400	1,432
Cameron International Corp.	3.700%	6/15/24	2,600	2,613
Canadian Natural Resources Ltd.	3.450%	11/15/21	350	337
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,275	5,019
Canadian Natural Resources Ltd.	3.900%	2/1/25	1,775	1,675
Cenovus Energy Inc.	3.000%	8/15/22	5,050	4,662
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,150	3,319
Chevron Corp.	2.411%	3/3/22	3,250	3,199
Chevron Corp.	2.355%	12/5/22	7,838	7,621
Chevron Corp.	3.191%	6/24/23	13,496	13,749
Chevron Corp.	3.326%	11/17/25	5,250	5,336
Cimarex Energy Co.	5.875%	5/1/22	1,500	1,581
Cimarex Energy Co.	4.375%	6/1/24	4,700	4,618
1 Columbia Pipeline Group Inc.	4.500%	6/1/25	4,500	4,311

ConocoPhillips Co.	2.875%	11/15/21	4,200	4,182
ConocoPhillips Co.	2.400%	12/15/22	4,435	4,183
ConocoPhillips Co.	3.350%	11/15/24	7,289	7,187
ConocoPhillips Co.	3.350%	5/15/25	800	782
Continental Resources Inc.	5.000%	9/15/22	12,773	11,208
Continental Resources Inc.	4.500%	4/15/23	9,075	7,903
Continental Resources Inc.	3.800%	6/1/24	3,350	2,782
Copano Energy LLC / Copano Energy
Finance Corp.	7.125%	4/1/21	1,673	1,719
Devon Energy Corp.	4.000%	7/15/21	2,995	3,034
Devon Energy Corp.	3.250%	5/15/22	4,437	4,234
Diamond Offshore Drilling Inc.	3.450%	11/1/23	475	417
Dominion Gas Holdings LLC	3.550%	11/1/23	1,725	1,710
Dominion Gas Holdings LLC	3.600%	12/15/24	4,750	4,723
El Paso Natural Gas Co. LLC	8.625%	1/15/22	800	932
1 Enable Midstream Partners LP	3.900%	5/15/24	3,000	2,331
Enbridge Energy Partners LP	4.200%	9/15/21	3,469	3,398
Enbridge Energy Partners LP	5.875%	10/15/25	3,000	2,996
Enbridge Inc.	4.000%	10/1/23	2,594	2,417
Enbridge Inc.	3.500%	6/10/24	4,056	3,519
Encana Corp.	3.900%	11/15/21	2,595	2,420
Energy Transfer Partners LP	4.650%	6/1/21	4,726	4,612
Energy Transfer Partners LP	5.200%	2/1/22	8,147	7,887
Energy Transfer Partners LP	3.600%	2/1/23	5,325	4,642
Energy Transfer Partners LP	7.600%	2/1/24	930	1,021
Energy Transfer Partners LP	4.050%	3/15/25	7,250	6,202
EnLink Midstream Partners LP	4.400%	4/1/24	4,725	4,333
EnLink Midstream Partners LP	4.150%	6/1/25	1,500	1,326
Ensco plc	4.700%	3/15/21	7,200	6,287
Ensco plc	4.500%	10/1/24	5,233	4,127
Ensco plc	5.200%	3/15/25	1,700	1,405
Enterprise Products Operating LLC	4.050%	2/15/22	4,443	4,508
Enterprise Products Operating LLC	3.350%	3/15/23	5,780	5,522
Enterprise Products Operating LLC	3.900%	2/15/24	4,754	4,626
Enterprise Products Operating LLC	3.750%	2/15/25	8,425	7,994
EOG Resources Inc.	4.100%	2/1/21	4,840	5,150
EOG Resources Inc.	2.625%	3/15/23	7,442	7,236
EOG Resources Inc.	3.150%	4/1/25	1,175	1,160
EQT Corp.	4.875%	11/15/21	3,425	3,437
EQT Midstream Partners LP	4.000%	8/1/24	2,650	2,312
Exxon Mobil Corp.	2.397%	3/6/22	8,950	8,875
Exxon Mobil Corp.	3.176%	3/15/24	1,893	1,946
Exxon Mobil Corp.	2.709%	3/6/25	9,270	9,132
FMC Technologies Inc.	3.450%	10/1/22	2,575	2,371
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	696
Halliburton Co.	3.250%	11/15/21	3,955	4,019
Halliburton Co.	3.375%	11/15/22	2,750	2,764
Halliburton Co.	3.500%	8/1/23	5,044	5,033
Halliburton Co.	3.800%	11/15/25	7,000	7,038
Hess Corp.	3.500%	7/15/24	2,000	1,863
Husky Energy Inc.	3.950%	4/15/22	1,779	1,719
Husky Energy Inc.	4.000%	4/15/24	3,668	3,480
Kerr-McGee Corp.	6.950%	7/1/24	4,323	5,052
Kinder Morgan Energy Partners LP	3.500%	3/1/21	6,000	5,396
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,650	2,673
Kinder Morgan Energy Partners LP	5.000%	10/1/21	2,050	1,947
Kinder Morgan Energy Partners LP	4.150%	3/1/22	850	766

Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,345	3,810
Kinder Morgan Energy Partners LP	3.450%	2/15/23	3,871	3,227
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,650	2,177
Kinder Morgan Energy Partners LP	4.150%	2/1/24	6,133	5,185
Kinder Morgan Energy Partners LP	4.300%	5/1/24	4,218	3,512
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,543	2,972
Kinder Morgan Inc.	4.300%	6/1/25	3,150	2,660
Magellan Midstream Partners LP	4.250%	2/1/21	900	929
Magellan Midstream Partners LP	3.200%	3/15/25	2,275	2,070
Marathon Oil Corp.	2.800%	11/1/22	3,639	3,258
Marathon Oil Corp.	3.850%	6/1/25	6,300	5,633
Marathon Petroleum Corp.	5.125%	3/1/21	5,150	5,563
Marathon Petroleum Corp.	3.625%	9/15/24	4,599	4,461
MPLX LP	4.000%	2/15/25	2,000	1,809
Murphy Oil Corp.	4.000%	6/1/22	311	266
Murphy Oil Corp.	3.700%	12/1/22	4,900	4,062
Nabors Industries Inc.	4.625%	9/15/21	3,775	3,419
Nabors Industries Inc.	5.100%	9/15/23	3,225	2,781
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,544
National Fuel Gas Co.	3.750%	3/1/23	3,075	2,857
National Fuel Gas Co.	5.200%	7/15/25	2,000	1,984
National Oilwell Varco Inc.	2.600%	12/1/22	7,811	7,175
Noble Energy Inc.	4.150%	12/15/21	8,836	8,859
Noble Energy Inc.	5.875%	6/1/24	4,500	4,527
Noble Energy Inc.	3.900%	11/15/24	3,277	3,109
Noble Holding International Ltd.	4.625%	3/1/21	2,275	1,885
Noble Holding International Ltd.	3.950%	3/15/22	2,400	1,816
Noble Holding International Ltd.	5.950%	4/1/25	1,775	1,411
Occidental Petroleum Corp.	4.100%	2/1/21	7,665	8,193
Occidental Petroleum Corp.	3.125%	2/15/22	3,600	3,629
Occidental Petroleum Corp.	2.700%	2/15/23	4,116	4,007
Occidental Petroleum Corp.	3.500%	6/15/25	5,790	5,821
Oceaneering International Inc.	4.650%	11/15/24	2,400	2,173
ONEOK Partners LP	3.375%	10/1/22	4,930	4,210
ONEOK Partners LP	5.000%	9/15/23	1,450	1,351
ONEOK Partners LP	4.900%	3/15/25	3,150	2,851
Petro-Canada	9.250%	10/15/21	2,575	3,338
Phillips 66	4.300%	4/1/22	13,250	13,944
Phillips 66 Partners LP	3.605%	2/15/25	2,618	2,343
Pioneer Natural Resources Co.	3.450%	1/15/21	3,500	3,491
Pioneer Natural Resources Co.	3.950%	7/15/22	1,865	1,867
Pioneer Natural Resources Co.	4.450%	1/15/26	2,600	2,597
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	3,389	3,444
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,650	1,511
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,900	1,636
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	6,848	6,190
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	3,774	3,283
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	5,800	5,418
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	330	339

Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	3,350	3,367
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	3,400	3,260
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	3,650	3,467
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	4,610	4,172
Rowan Cos. Inc.	4.875%	6/1/22	4,064	3,301
Rowan Cos. Inc.	4.750%	1/15/24	1,400	1,085
Sasol Financing International plc	4.500%	11/14/22	3,300	3,226
Schlumberger Investment SA	3.650%	12/1/23	9,702	9,916
SESI LLC	7.125%	12/15/21	4,038	3,826
Shell International Finance BV	2.375%	8/21/22	3,439	3,335
Shell International Finance BV	2.250%	1/6/23	5,356	5,113
Shell International Finance BV	3.400%	8/12/23	6,437	6,549
Shell International Finance BV	3.250%	5/11/25	13,970	13,888
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,300	1,288
Southwestern Energy Co.	4.100%	3/15/22	5,113	3,952
Southwestern Energy Co.	4.950%	1/23/25	7,650	6,312
Spectra Energy Capital LLC	3.300%	3/15/23	3,425	3,026
Spectra Energy Partners LP	4.600%	6/15/21	850	882
Spectra Energy Partners LP	4.750%	3/15/24	6,150	6,275
Spectra Energy Partners LP	3.500%	3/15/25	1,650	1,516
Suncor Energy Inc.	3.600%	12/1/24	3,244	3,241
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	4,500	4,498
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,572
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	445	387
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	3,200	2,863
Talisman Energy Inc.	3.750%	2/1/21	3,195	2,961
TC Pipelines LP	4.650%	6/15/21	1,978	1,983
Total Capital Canada Ltd.	2.750%	7/15/23	3,237	3,170
Total Capital International SA	2.750%	6/19/21	8,250	8,299
Total Capital International SA	2.875%	2/17/22	5,581	5,601
Total Capital International SA	2.700%	1/25/23	6,284	6,138
Total Capital International SA	3.700%	1/15/24	4,702	4,850
Total Capital International SA	3.750%	4/10/24	6,029	6,242
Total Capital SA	4.125%	1/28/21	2,475	2,674
Total Capital SA	4.250%	12/15/21	3,250	3,498
TransCanada PipeLines Ltd.	2.500%	8/1/22	4,884	4,590
TransCanada PipeLines Ltd.	3.750%	10/16/23	5,123	5,118
Valero Energy Corp.	3.650%	3/15/25	2,575	2,503
Western Gas Partners LP	5.375%	6/1/21	2,982	3,110
Western Gas Partners LP	4.000%	7/1/22	2,856	2,726
Western Gas Partners LP	3.950%	6/1/25	2,800	2,538
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,078
Williams Cos. Inc.	3.700%	1/15/23	4,803	3,874
Williams Cos. Inc.	4.550%	6/24/24	6,050	4,966
Williams Partners LP	4.000%	11/15/21	2,236	2,066
Williams Partners LP	3.600%	3/15/22	6,600	5,736
Williams Partners LP	3.350%	8/15/22	4,125	3,512
Williams Partners LP	4.500%	11/15/23	2,900	2,567
Williams Partners LP	4.300%	3/4/24	4,300	3,724
Williams Partners LP	3.900%	1/15/25	3,815	3,124
Williams Partners LP	4.000%	9/15/25	4,075	3,334
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	7,625	6,710

Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	5,360	4,690

Other Industrial (0.3%)
CBRE Services Inc.	5.000%	3/15/23	2,500	2,513
CBRE Services Inc.	5.250%	3/15/25	3,200	3,252
Cintas Corp. No 2	4.300%	6/1/21	700	745
Cintas Corp. No 2	3.250%	6/1/22	1,300	1,316
Fluor Corp.	3.375%	9/15/21	3,180	3,272
Fluor Corp.	3.500%	12/15/24	2,475	2,497
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	5,742	5,998

Technology (8.1%)
Adobe Systems Inc.	3.250%	2/1/25	5,665	5,558
Altera Corp.	4.100%	11/15/23	2,600	2,712
Amphenol Corp.	3.125%	9/15/21	1,500	1,484
Amphenol Corp.	4.000%	2/1/22	2,400	2,456
Analog Devices Inc.	2.875%	6/1/23	2,050	1,974
Apple Inc.	2.850%	5/6/21	13,441	13,794
Apple Inc.	2.150%	2/9/22	7,387	7,230
Apple Inc.	2.700%	5/13/22	9,846	9,932
Apple Inc.	2.400%	5/3/23	29,262	28,554
Apple Inc.	3.450%	5/6/24	13,045	13,496
Apple Inc.	2.500%	2/9/25	10,647	10,170
Apple Inc.	3.200%	5/13/25	8,169	8,280
Applied Materials Inc.	4.300%	6/15/21	4,773	5,110
Applied Materials Inc.	3.900%	10/1/25	3,950	3,965
Arrow Electronics Inc.	5.125%	3/1/21	300	323
Arrow Electronics Inc.	3.500%	4/1/22	1,600	1,548
Arrow Electronics Inc.	4.500%	3/1/23	2,016	2,048
Arrow Electronics Inc.	4.000%	4/1/25	2,400	2,307
Autodesk Inc.	3.600%	12/15/22	1,993	1,950
Autodesk Inc.	4.375%	6/15/25	1,300	1,291
Avnet Inc.	4.875%	12/1/22	1,125	1,163
Baidu Inc.	3.500%	11/28/22	3,698	3,655
Baidu Inc.	4.125%	6/30/25	2,450	2,452
Broadcom Corp.	2.500%	8/15/22	3,500	3,499
Broadcom Corp.	3.500%	8/1/24	1,700	1,706
CA Inc.	4.500%	8/15/23	900	916
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,589
CDK Global Inc.	4.500%	10/15/24	2,300	2,284
Cisco Systems Inc.	2.900%	3/4/21	2,600	2,686
Cisco Systems Inc.	3.625%	3/4/24	5,135	5,398
Cisco Systems Inc.	3.500%	6/15/25	4,175	4,332
Computer Sciences Corp.	4.450%	9/15/22	1,500	1,526
Corning Inc.	2.900%	5/15/22	2,000	1,921
Corning Inc.	3.700%	11/15/23	1,300	1,310
Dun & Bradstreet Corp.	4.375%	12/1/22	1,650	1,625
EMC Corp.	3.375%	6/1/23	5,160	4,419
Equifax Inc.	3.300%	12/15/22	1,750	1,751
Fidelity National Information Services Inc.	5.000%	3/15/22	4,269	4,397
Fidelity National Information Services Inc.	4.500%	10/15/22	2,000	2,055
Fidelity National Information Services Inc.	3.500%	4/15/23	4,900	4,708
Fidelity National Information Services Inc.	3.875%	6/5/24	2,833	2,720
Fidelity National Information Services Inc.	5.000%	10/15/25	11,150	11,515
Fiserv Inc.	3.500%	10/1/22	6,116	6,167
Fiserv Inc.	3.850%	6/1/25	5,650	5,707
1 Flextronics International Ltd.	4.750%	6/15/25	4,750	4,580

Google Inc.	3.625%	5/19/21	5,156	5,494
Google Inc.	3.375%	2/25/24	3,798	3,999
1 Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,450	10,509
1 Hewlett Packard Enterprise Co.	4.900%	10/15/25	12,000	11,830
HP Inc.	3.750%	12/1/20	857	858
HP Inc.	4.300%	6/1/21	6,470	6,463
HP Inc.	4.375%	9/15/21	7,825	7,894
HP Inc.	4.650%	12/9/21	5,699	5,749
HP Inc.	4.050%	9/15/22	2,900	2,793
Ingram Micro Inc.	5.000%	8/10/22	150	153
Ingram Micro Inc.	4.950%	12/15/24	3,808	3,804
Intel Corp.	3.300%	10/1/21	11,295	11,819
Intel Corp.	3.100%	7/29/22	5,007	5,137
Intel Corp.	2.700%	12/15/22	5,590	5,578
Intel Corp.	3.700%	7/29/25	14,816	15,423
International Business Machines Corp.	2.900%	11/1/21	4,250	4,326
International Business Machines Corp.	1.875%	8/1/22	3,450	3,267
International Business Machines Corp.	2.875%	11/9/22	4,500	4,492
International Business Machines Corp.	3.375%	8/1/23	7,150	7,306
International Business Machines Corp.	3.625%	2/12/24	9,546	9,841
International Business Machines Corp.	7.000%	10/30/25	2,900	3,748
Jabil Circuit Inc.	5.625%	12/15/20	2,275	2,411
Jabil Circuit Inc.	4.700%	9/15/22	1,125	1,108
Juniper Networks Inc.	4.600%	3/15/21	1,780	1,844
Juniper Networks Inc.	4.500%	3/15/24	2,075	2,074
Juniper Networks Inc.	4.350%	6/15/25	450	443
Keysight Technologies Inc.	4.550%	10/30/24	2,100	2,007
KLA-Tencor Corp.	4.125%	11/1/21	500	503
KLA-Tencor Corp.	4.650%	11/1/24	8,606	8,755
Lam Research Corp.	3.800%	3/15/25	2,250	2,123
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	1,540	1,607
Maxim Integrated Products Inc.	3.375%	3/15/23	1,950	1,958
Microsoft Corp.	4.000%	2/8/21	4,775	5,220
Microsoft Corp.	2.375%	2/12/22	10,014	9,952
Microsoft Corp.	2.650%	11/3/22	5,500	5,499
Microsoft Corp.	2.125%	11/15/22	3,125	3,038
Microsoft Corp.	2.375%	5/1/23	3,071	3,022
Microsoft Corp.	3.625%	12/15/23	6,744	7,155
Microsoft Corp.	2.700%	2/12/25	10,250	10,026
Microsoft Corp.	3.125%	11/3/25	17,700	17,808
Motorola Solutions Inc.	3.500%	9/1/21	475	444
Motorola Solutions Inc.	3.750%	5/15/22	4,903	4,537
Motorola Solutions Inc.	3.500%	3/1/23	3,215	2,824
Motorola Solutions Inc.	4.000%	9/1/24	4,691	4,085
Motorola Solutions Inc.	7.500%	5/15/25	1,371	1,534
NetApp Inc.	3.375%	6/15/21	3,150	3,087
Oracle Corp.	2.800%	7/8/21	6,946	7,046
Oracle Corp.	2.500%	5/15/22	11,500	11,342
Oracle Corp.	2.500%	10/15/22	15,255	14,958
Oracle Corp.	3.625%	7/15/23	6,871	7,160
Oracle Corp.	3.400%	7/8/24	12,069	12,282
Oracle Corp.	2.950%	5/15/25	12,300	11,989
Pitney Bowes Inc.	4.625%	3/15/24	2,625	2,595
QUALCOMM Inc.	3.000%	5/20/22	10,145	9,818
QUALCOMM Inc.	3.450%	5/20/25	9,920	9,363
Seagate HDD Cayman	4.750%	6/1/23	4,182	3,701

Seagate HDD Cayman	4.750%	1/1/25	6,225	5,276
Symantec Corp.	3.950%	6/15/22	400	398
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	4,375	4,526
Texas Instruments Inc.	2.750%	3/12/21	250	253
Texas Instruments Inc.	2.250%	5/1/23	2,685	2,560
Total System Services Inc.	3.750%	6/1/23	2,200	2,141
Trimble Navigation Ltd.	4.750%	12/1/24	1,975	1,965
Tyco Electronics Group SA	4.875%	1/15/21	1,500	1,624
Tyco Electronics Group SA	3.500%	2/3/22	3,468	3,541
Tyco Electronics Group SA	3.450%	8/1/24	1,200	1,198
Verisk Analytics Inc.	5.800%	5/1/21	3,075	3,422
Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,227
Verisk Analytics Inc.	4.000%	6/15/25	4,250	4,163
Xerox Corp.	4.500%	5/15/21	3,500	3,525
Xerox Corp.	3.800%	5/15/24	2,150	1,980
Xilinx Inc.	3.000%	3/15/21	2,541	2,553

Transportation (2.2%)
2 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	1,462	1,557
2 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,116	2,137
2 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	5,532	5,878
2 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,774	1,723
Burlington Northern Santa Fe LLC	4.100%	6/1/21	840	892
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,569	2,645
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,895	2,934
Burlington Northern Santa Fe LLC	3.050%	9/1/22	3,450	3,456
Burlington Northern Santa Fe LLC	3.000%	3/15/23	3,158	3,129
Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,935	4,081
Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,525	5,687
Burlington Northern Santa Fe LLC	3.400%	9/1/24	4,406	4,412
Burlington Northern Santa Fe LLC	3.000%	4/1/25	875	849
Burlington Northern Santa Fe LLC	3.650%	9/1/25	2,100	2,144
Canadian National Railway Co.	2.850%	12/15/21	3,110	3,112
Canadian National Railway Co.	2.250%	11/15/22	1,525	1,466
Canadian National Railway Co.	2.950%	11/21/24	1,475	1,467
Canadian Pacific Railway Co.	9.450%	8/1/21	1,900	2,480
Canadian Pacific Railway Co.	4.450%	3/15/23	2,711	2,871
Canadian Pacific Railway Co.	2.900%	2/1/25	2,600	2,476
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,350	1,439
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	2,569	2,838
2 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	1,767	1,864
2 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	3,061	3,164
2 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	2,848	2,912
CSX Corp.	4.250%	6/1/21	2,825	2,998
CSX Corp.	3.700%	11/1/23	3,225	3,329
CSX Corp.	3.400%	8/1/24	1,858	1,862
CSX Corp.	3.350%	11/1/25	2,525	2,491
2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,388	2,759

FedEx Corp.	2.625%	8/1/22	2,585	2,528
FedEx Corp.	2.700%	4/15/23	300	288
FedEx Corp.	4.000%	1/15/24	3,325	3,474
FedEx Corp.	3.200%	2/1/25	3,241	3,125
JB Hunt Transport Services Inc.	3.300%	8/15/22	1,600	1,596
JB Hunt Transport Services Inc.	3.850%	3/15/24	1,325	1,352
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	2,275	2,153
Norfolk Southern Corp.	3.250%	12/1/21	3,271	3,278
Norfolk Southern Corp.	3.000%	4/1/22	2,692	2,679
Norfolk Southern Corp.	2.903%	2/15/23	3,264	3,163
Norfolk Southern Corp.	3.850%	1/15/24	1,885	1,924
Norfolk Southern Corp.	5.590%	5/17/25	1,081	1,237
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,276	1,427
Trinity Industries Inc.	4.550%	10/1/24	1,840	1,742
Union Pacific Corp.	4.000%	2/1/21	3,025	3,249
Union Pacific Corp.	4.163%	7/15/22	4,873	5,295
Union Pacific Corp.	2.950%	1/15/23	1,275	1,284
Union Pacific Corp.	2.750%	4/15/23	1,550	1,535
Union Pacific Corp.	3.646%	2/15/24	2,375	2,485
Union Pacific Corp.	3.750%	3/15/24	1,425	1,500
Union Pacific Corp.	3.250%	1/15/25	1,950	1,979
Union Pacific Corp.	3.250%	8/15/25	2,209	2,241
2 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	3,142	3,259
United Parcel Service Inc.	3.125%	1/15/21	6,932	7,264
United Parcel Service Inc.	2.450%	10/1/22	6,839	6,791
2 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	976	1,084
2 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	1,968	1,985
2 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,190	1,244

				4,351,906
Utilities (5.2%)
Electric (4.8%)
Alabama Power Co.	3.550%	12/1/23	2,100	2,160
Alabama Power Co.	2.800%	4/1/25	1,000	962
Ameren Illinois Co.	2.700%	9/1/22	2,170	2,146
Ameren Illinois Co.	3.250%	3/1/25	1,500	1,514
American Electric Power Co. Inc.	2.950%	12/15/22	1,729	1,697
Appalachian Power Co.	4.600%	3/30/21	4,092	4,417
Appalachian Power Co.	3.400%	6/1/25	300	295
Arizona Public Service Co.	3.350%	6/15/24	900	917
Arizona Public Service Co.	3.150%	5/15/25	2,000	1,990
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,922	4,087
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,125	1,141
Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,025	3,119
Berkshire Hathaway Energy Co.	3.500%	2/1/25	3,775	3,756
Black Hills Corp.	4.250%	11/30/23	1,000	1,046
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	795
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,100	1,248
CMS Energy Corp.	5.050%	3/15/22	1,575	1,737
CMS Energy Corp.	3.875%	3/1/24	1,100	1,131
CMS Energy Corp.	3.600%	11/15/25	1,750	1,758
Commonwealth Edison Co.	3.400%	9/1/21	1,600	1,666

Commonwealth Edison Co.	3.100%	11/1/24	1,450	1,454
Connecticut Light & Power Co.	2.500%	1/15/23	3,975	3,870
Consolidated Edison Co. of New York Inc.	3.300%	12/1/24	1,075	1,082
Constellation Energy Group Inc.	5.150%	12/1/20	3,050	3,326
Consumers Energy Co.	2.850%	5/15/22	2,684	2,688
Consumers Energy Co.	3.375%	8/15/23	2,060	2,115
Consumers Energy Co.	3.125%	8/31/24	1,000	1,003
Delmarva Power & Light Co.	3.500%	11/15/23	4,248	4,381
Dominion Resources Inc.	4.450%	3/15/21	3,158	3,377
Dominion Resources Inc.	2.750%	9/15/22	1,500	1,454
Dominion Resources Inc.	3.625%	12/1/24	2,150	2,144
Dominion Resources Inc.	3.900%	10/1/25	2,925	2,953
2 Dominion Resources Inc.	5.750%	10/1/54	3,125	3,193
DTE Electric Co.	3.900%	6/1/21	2,275	2,434
DTE Electric Co.	2.650%	6/15/22	2,300	2,275
DTE Electric Co.	3.650%	3/15/24	3,350	3,518
DTE Electric Co.	3.375%	3/1/25	250	257
1 DTE Energy Co.	3.300%	6/15/22	350	353
DTE Energy Co.	3.500%	6/1/24	2,000	2,013
Duke Energy Carolinas LLC	3.900%	6/15/21	2,975	3,174
Duke Energy Corp.	3.550%	9/15/21	2,550	2,635
Duke Energy Corp.	3.050%	8/15/22	3,588	3,564
Duke Energy Corp.	3.950%	10/15/23	3,700	3,839
Duke Energy Corp.	3.750%	4/15/24	2,975	3,032
Duke Energy Florida LLC	3.100%	8/15/21	1,725	1,771
Duke Energy Ohio Inc.	3.800%	9/1/23	1,803	1,898
Duke Energy Progress LLC	3.000%	9/15/21	2,906	2,973
Duke Energy Progress LLC	2.800%	5/15/22	2,021	2,029
Duke Energy Progress LLC	3.250%	8/15/25	2,450	2,485
Empresa Nacional de Electricidad SA	4.250%	4/15/24	450	454
Entergy Arkansas Inc.	3.750%	2/15/21	3,680	3,848
Entergy Arkansas Inc.	3.050%	6/1/23	200	197
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,785	3,221
Entergy Louisiana LLC	4.050%	9/1/23	3,550	3,710
Entergy Louisiana LLC	5.400%	11/1/24	2,190	2,507
Entergy Mississippi Inc.	3.100%	7/1/23	1,425	1,398
Eversource Energy	2.800%	5/1/23	1,735	1,670
Eversource Energy	3.150%	1/15/25	2,000	1,962
Exelon Corp.	3.950%	6/15/25	9,400	9,506
Exelon Generation Co. LLC	4.250%	6/15/22	1,511	1,540
FirstEnergy Solutions Corp.	6.050%	8/15/21	3,225	3,476
Florida Power & Light Co.	2.750%	6/1/23	2,150	2,141
Florida Power & Light Co.	3.250%	6/1/24	1,675	1,720
Florida Power & Light Co.	3.125%	12/1/25	3,200	3,211
Georgia Power Co.	2.850%	5/15/22	1,900	1,874
Great Plains Energy Inc.	4.850%	6/1/21	3,350	3,618
Indiana Michigan Power Co.	3.200%	3/15/23	2,125	2,110
Interstate Power & Light Co.	3.250%	12/1/24	1,125	1,137
Interstate Power & Light Co.	3.400%	8/15/25	1,125	1,138
ITC Holdings Corp.	4.050%	7/1/23	1,925	1,979
ITC Holdings Corp.	3.650%	6/15/24	2,575	2,554
Kansas City Power & Light Co.	3.150%	3/15/23	3,025	2,997
Kansas City Power & Light Co.	3.650%	8/15/25	100	101
Kentucky Utilities Co.	3.300%	10/1/25	1,100	1,116
LG&E & KU Energy LLC	4.375%	10/1/21	1,500	1,621
Louisville Gas & Electric Co.	3.300%	10/1/25	1,200	1,216
MidAmerican Energy Co.	3.500%	10/15/24	2,498	2,572

National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	3,098	3,139
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	895
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	2,162	2,093
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	2,700	2,690
2 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,836
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	2,575	2,750
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	925	927
Northern States Power Co.	2.150%	8/15/22	475	458
Northern States Power Co.	2.600%	5/15/23	2,385	2,342
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,641
NSTAR Electric Co.	3.250%	11/15/25	775	778
Ohio Power Co.	5.375%	10/1/21	1,575	1,771
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,750	1,831
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,694	5,666
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,000	945
Pacific Gas & Electric Co.	4.250%	5/15/21	3,216	3,446
Pacific Gas & Electric Co.	3.250%	9/15/21	500	514
Pacific Gas & Electric Co.	2.450%	8/15/22	3,600	3,499
Pacific Gas & Electric Co.	3.250%	6/15/23	1,700	1,721
Pacific Gas & Electric Co.	3.850%	11/15/23	3,900	4,081
Pacific Gas & Electric Co.	3.750%	2/15/24	2,436	2,535
Pacific Gas & Electric Co.	3.400%	8/15/24	2,075	2,106
Pacific Gas & Electric Co.	3.500%	6/15/25	750	763
PacifiCorp	3.850%	6/15/21	4,900	5,181
PacifiCorp	2.950%	2/1/22	3,523	3,560
PacifiCorp	3.600%	4/1/24	1,650	1,717
PacifiCorp	3.350%	7/1/25	200	203
Peco Energy Co.	2.375%	9/15/22	1,829	1,786
PECO Energy Co.	3.150%	10/15/25	600	602
Potomac Electric Power Co.	3.600%	3/15/24	1,700	1,770
PPL Capital Funding Inc.	4.200%	6/15/22	1,750	1,842
PPL Capital Funding Inc.	3.500%	12/1/22	2,180	2,212
PPL Capital Funding Inc.	3.400%	6/1/23	3,119	3,133
PPL Capital Funding Inc.	3.950%	3/15/24	1,988	2,051
PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,237
Progress Energy Inc.	4.400%	1/15/21	1,797	1,907
Progress Energy Inc.	3.150%	4/1/22	975	969
PSEG Power LLC	4.150%	9/15/21	1,161	1,202
PSEG Power LLC	4.300%	11/15/23	1,325	1,328
Public Service Co. of Colorado	2.250%	9/15/22	2,085	2,027
Public Service Co. of Colorado	2.500%	3/15/23	400	391
Public Service Co. of Colorado	2.900%	5/15/25	1,200	1,186
Public Service Co. of New Hampshire	3.500%	11/1/23	2,550	2,637
Public Service Co. of New Mexico	3.850%	8/1/25	1,100	1,103
Public Service Co. of Oklahoma	4.400%	2/1/21	500	532
Public Service Electric & Gas Co.	2.375%	5/15/23	3,121	3,030
Public Service Electric & Gas Co.	3.150%	8/15/24	1,250	1,264
Public Service Electric & Gas Co.	3.050%	11/15/24	1,900	1,905
Public Service Electric & Gas Co.	3.000%	5/15/25	1,500	1,494
Puget Energy Inc.	6.500%	12/15/20	2,100	2,424
Puget Energy Inc.	6.000%	9/1/21	5,526	6,277
Puget Energy Inc.	5.625%	7/15/22	3,100	3,460

1 Puget Energy Inc.	3.650%	5/15/25	1,850	1,805
San Diego Gas & Electric Co.	3.000%	8/15/21	2,577	2,647
San Diego Gas & Electric Co.	3.600%	9/1/23	2,250	2,364
SCANA Corp.	4.750%	5/15/21	2,700	2,813
SCANA Corp.	4.125%	2/1/22	725	724
Scottish Power Ltd.	5.810%	3/15/25	1,760	1,973
Sierra Pacific Power Co.	3.375%	8/15/23	750	761
Southern California Edison Co.	3.875%	6/1/21	4,800	5,122
2 Southern California Edison Co.	1.845%	2/1/22	2,577	2,556
Southern California Edison Co.	2.400%	2/1/22	750	739
Southern California Edison Co.	3.500%	10/1/23	1,605	1,676
Southern Power Co.	4.150%	12/1/25	2,100	2,112
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,092
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,858
Tampa Electric Co.	5.400%	5/15/21	1,000	1,132
Tampa Electric Co.	2.600%	9/15/22	975	950
TransAlta Corp.	4.500%	11/15/22	2,169	2,050
Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	1,100	1,098
Tucson Electric Power Co.	5.150%	11/15/21	675	749
Tucson Electric Power Co.	3.050%	3/15/25	1,650	1,580
Union Electric Co.	3.500%	4/15/24	2,200	2,275
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	2,021
Virginia Electric & Power Co.	3.450%	9/1/22	1,715	1,770
Virginia Electric & Power Co.	2.750%	3/15/23	2,600	2,574
Virginia Electric & Power Co.	3.450%	2/15/24	765	785
Virginia Electric & Power Co.	3.100%	5/15/25	1,950	1,945
WEC Energy Group Inc.	3.550%	6/15/25	2,800	2,831
Westar Energy Inc.	3.250%	12/1/25	1,450	1,461
Wisconsin Electric Power Co.	2.950%	9/15/21	1,595	1,625
Wisconsin Electric Power Co.	3.100%	6/1/25	700	704
Wisconsin Power & Light Co.	2.250%	11/15/22	875	843
Xcel Energy Inc.	3.300%	6/1/25	1,200	1,184

Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	2,200	2,238
AGL Capital Corp.	3.875%	11/15/25	475	476
NiSource Finance Corp.	6.125%	3/1/22	3,485	4,025
ONE Gas Inc.	3.610%	2/1/24	1,500	1,543
Sempra Energy	2.875%	10/1/22	5,100	4,964
Sempra Energy	4.050%	12/1/23	3,400	3,543
Sempra Energy	3.550%	6/15/24	2,449	2,457
Sempra Energy	3.750%	11/15/25	1,825	1,844

Other Utility (0.1%)
American Water Capital Corp.	3.400%	3/1/25	3,146	3,213

				363,445
Total Corporate Bonds (Cost $6,964,569)				6,920,854
Taxable Municipal Bonds (0.0%)
Cornell University New York GO	5.450%	2/1/19	750	838
George Washington University District of
Columbia GO	3.485%	9/15/22	1,450	1,481
Total Taxable Municipal Bonds (Cost $2,325)				2,319

		Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
4 Vanguard Market Liquidity Fund (Cost $12,520)
	0.239%	12,520,000	12,520

Total Investments (98.8%) (Cost $7,010,014)			6,966,316
Other Assets and Liabilities-Net (1.2%)			81,061
Net Assets (100%)			7,047,377

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $184,642,000, representing 2.6% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Securities with a value of $1,140,000 have been segregated as initial margin for open futures contracts that were closed on November 30, 2015, and settled after month end.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at November 30, 2015.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Intermediate-Term Corporate Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	30,623	—
Corporate Bonds	—	6,900,281	20,573
Taxable Municipal Bonds	—	2,319	—
Temporary Cash Investments	12,520	—	—
Futures Contracts—Assets[1]	24	—	—
Total	12,544	6,933,223	20,573
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. At November 30, 2015, the cost of investment securities for tax purposes was $7,011,452,000. Net unrealized depreciation of investment securities for tax purposes was $45,136,000, consisting of unrealized gains of $53,269,000 on securities that had risen in value since their purchase and $98,405,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
United States Treasury Note/Bond	2.250%	11/15/25	975	978
United States Treasury Note/Bond	2.875%	8/15/45	560	548
Total U.S. Government and Agency Obligations (Cost $1,522)				1,526
Corporate Bonds (98.3%)
Finance (19.5%)
Banking (10.3%)
American Express Co.	4.050%	12/3/42	982	933
Bank of America Corp.	6.220%	9/15/26	400	454
Bank of America Corp.	4.250%	10/22/26	2,215	2,222
Bank of America Corp.	6.750%	6/1/28	390	482
Bank of America Corp.	6.110%	1/29/37	2,195	2,533
Bank of America Corp.	7.750%	5/14/38	1,753	2,420
Bank of America Corp.	5.875%	2/7/42	1,150	1,366
Bank of America Corp.	5.000%	1/21/44	2,070	2,214
Bank of America Corp.	4.875%	4/1/44	1,800	1,899
Bank of America Corp.	4.750%	4/21/45	600	593
Bank of America NA	6.000%	10/15/36	1,575	1,905
Bank One Capital III	8.750%	9/1/30	220	310
Bank One Corp.	7.625%	10/15/26	545	698
Bank One Corp.	8.000%	4/29/27	500	652
Barclays plc	5.250%	8/17/45	1,500	1,546
Branch Banking & Trust Co.	3.800%	10/30/26	750	765
Citigroup Inc.	4.400%	6/10/25	1,000	1,016
Citigroup Inc.	4.300%	11/20/26	1,025	1,028
Citigroup Inc.	4.450%	9/29/27	1,350	1,351
Citigroup Inc.	6.625%	1/15/28	200	247
Citigroup Inc.	6.625%	6/15/32	1,820	2,169
Citigroup Inc.	6.000%	10/31/33	1,195	1,354
Citigroup Inc.	6.125%	8/25/36	1,448	1,663
Citigroup Inc.	8.125%	7/15/39	2,375	3,475
Citigroup Inc.	5.875%	1/30/42	1,080	1,265
Citigroup Inc.	6.675%	9/13/43	1,160	1,432
Citigroup Inc.	4.950%	11/7/43	850	902
Citigroup Inc.	5.300%	5/6/44	1,200	1,264
Citigroup Inc.	4.650%	7/30/45	1,850	1,874
Comerica Inc.	3.800%	7/22/26	250	248
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	1,860	2,129
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	1,450	1,642
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	8/4/45	1,300	1,365
1 Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	2,075	2,080
Credit Suisse USA Inc.	7.125%	7/15/32	425	554
Discover Bank	4.250%	3/13/26	485	491
Fifth Third Bancorp	8.250%	3/1/38	882	1,274
FirstMerit Bank NA	4.270%	11/25/26	275	276
Goldman Sachs Capital I	6.345%	2/15/34	1,930	2,259

Goldman Sachs Group Inc.	5.950%	1/15/27	1,015	1,152
Goldman Sachs Group Inc.	6.125%	2/15/33	2,765	3,318
Goldman Sachs Group Inc.	6.450%	5/1/36	1,695	1,958
Goldman Sachs Group Inc.	6.750%	10/1/37	5,897	7,065
Goldman Sachs Group Inc.	6.250%	2/1/41	3,180	3,845
Goldman Sachs Group Inc.	4.800%	7/8/44	1,600	1,610
Goldman Sachs Group Inc.	5.150%	5/22/45	2,225	2,202
Goldman Sachs Group Inc.	4.750%	10/21/45	1,100	1,106
HSBC Bank USA NA	5.875%	11/1/34	1,475	1,723
HSBC Bank USA NA	5.625%	8/15/35	900	1,028
HSBC Bank USA NA	7.000%	1/15/39	925	1,180
HSBC Holdings plc	7.625%	5/17/32	595	763
HSBC Holdings plc	6.500%	5/2/36	2,250	2,724
HSBC Holdings plc	6.500%	9/15/37	2,310	2,819
HSBC Holdings plc	6.800%	6/1/38	1,155	1,452
HSBC Holdings plc	6.100%	1/14/42	990	1,250
HSBC Holdings plc	5.250%	3/14/44	1,710	1,804
JPMorgan Chase & Co.	4.125%	12/15/26	2,172	2,197
JPMorgan Chase & Co.	4.250%	10/1/27	1,500	1,506
JPMorgan Chase & Co.	6.400%	5/15/38	2,620	3,346
JPMorgan Chase & Co.	5.500%	10/15/40	1,485	1,714
JPMorgan Chase & Co.	5.600%	7/15/41	1,265	1,484
JPMorgan Chase & Co.	5.400%	1/6/42	1,455	1,670
JPMorgan Chase & Co.	5.625%	8/16/43	1,400	1,544
JPMorgan Chase & Co.	4.850%	2/1/44	1,600	1,716
JPMorgan Chase & Co.	4.950%	6/1/45	1,475	1,494
KeyBank NA	6.950%	2/1/28	566	710
1 Lloyds Banking Group plc	5.300%	12/1/45	500	508
Morgan Stanley	6.250%	8/9/26	710	846
Morgan Stanley	4.350%	9/8/26	1,690	1,726
Morgan Stanley	3.950%	4/23/27	2,120	2,072
Morgan Stanley	7.250%	4/1/32	815	1,087
Morgan Stanley	6.375%	7/24/42	2,411	3,039
Morgan Stanley	4.300%	1/27/45	3,025	2,952
Regions Bank	6.450%	6/26/37	397	473
Regions Financial Corp.	7.375%	12/10/37	330	420
UBS AG	7.750%	9/1/26	525	674
Wachovia Bank NA	5.850%	2/1/37	750	904
Wachovia Corp.	7.574%	8/1/26	450	576
Wachovia Corp.	7.500%	4/15/35	945	1,260
Wachovia Corp.	5.500%	8/1/35	589	657
Wachovia Corp.	6.550%	10/15/35	25	30
Wells Fargo & Co.	4.100%	6/3/26	2,405	2,441
Wells Fargo & Co.	4.300%	7/22/27	2,500	2,564
Wells Fargo & Co.	5.375%	2/7/35	360	413
Wells Fargo & Co.	5.375%	11/2/43	2,439	2,642
Wells Fargo & Co.	5.606%	1/15/44	2,440	2,726
Wells Fargo & Co.	4.650%	11/4/44	1,800	1,758
Wells Fargo & Co.	3.900%	5/1/45	2,100	1,945
Wells Fargo & Co.	4.900%	11/17/45	2,100	2,120
Wells Fargo Bank NA	5.950%	8/26/36	1,075	1,286
Wells Fargo Bank NA	6.600%	1/15/38	1,525	2,004
2 Wells Fargo Capital X	5.950%	12/1/86	920	935

Brokerage (0.4%)
Brookfield Asset Management Inc.	7.375%	3/1/33	310	365
Charles Schwab Corp.	3.450%	2/13/26	310	314

CME Group Inc.	5.300%	9/15/43	845	971
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,105
Invesco Finance plc	3.750%	1/15/26	480	486
Invesco Finance plc	5.375%	11/30/43	465	509
Jefferies Group LLC	6.450%	6/8/27	400	415
Jefferies Group LLC	6.250%	1/15/36	385	369
Jefferies Group LLC	6.500%	1/20/43	425	416
Legg Mason Inc.	5.625%	1/15/44	495	505
Leucadia National Corp.	6.625%	10/23/43	285	249

Finance Companies (1.8%)
GATX Corp.	5.200%	3/15/44	265	262
GATX Corp.	4.500%	3/30/45	45	39
1 GE Capital International Funding Co.	4.418%	11/15/35	13,916	14,291
General Electric Capital Corp.	6.750%	3/15/32	3,168	4,145
General Electric Capital Corp.	6.150%	8/7/37	985	1,249
General Electric Capital Corp.	5.875%	1/14/38	3,107	3,817
General Electric Capital Corp.	6.875%	1/10/39	1,239	1,697

Insurance (6.3%)
ACE Capital Trust II	9.700%	4/1/30	240	351
ACE INA Holdings Inc.	3.350%	5/3/26	1,500	1,494
ACE INA Holdings Inc.	4.150%	3/13/43	947	925
ACE INA Holdings Inc.	4.350%	11/3/45	1,450	1,453
Aetna Inc.	6.625%	6/15/36	605	746
Aetna Inc.	6.750%	12/15/37	640	806
Aetna Inc.	4.500%	5/15/42	705	705
Aetna Inc.	4.125%	11/15/42	300	283
Aetna Inc.	4.750%	3/15/44	425	437
Aflac Inc.	6.900%	12/17/39	495	642
Aflac Inc.	6.450%	8/15/40	350	430
Alleghany Corp.	4.900%	9/15/44	325	313
Allstate Corp.	5.350%	6/1/33	690	766
Allstate Corp.	5.550%	5/9/35	590	688
Allstate Corp.	5.950%	4/1/36	420	515
Allstate Corp.	4.500%	6/15/43	205	211
2 Allstate Corp.	6.500%	5/15/67	525	583
American International Group Inc.	3.875%	1/15/35	1,615	1,464
American International Group Inc.	4.700%	7/10/35	575	576
American International Group Inc.	6.250%	5/1/36	1,435	1,675
American International Group Inc.	4.500%	7/16/44	1,889	1,791
American International Group Inc.	4.800%	7/10/45	750	748
American International Group Inc.	4.375%	1/15/55	825	734
2 American International Group Inc.	8.175%	5/15/68	650	854
2 American International Group Inc.	6.250%	3/15/87	279	305
Anthem Inc.	5.950%	12/15/34	466	523
Anthem Inc.	5.850%	1/15/36	895	1,000
Anthem Inc.	6.375%	6/15/37	660	782
Anthem Inc.	4.625%	5/15/42	985	954
Anthem Inc.	4.650%	1/15/43	1,050	1,031
Anthem Inc.	5.100%	1/15/44	600	619
Anthem Inc.	4.650%	8/15/44	800	770
Anthem Inc.	4.850%	8/15/54	250	240
Aon Corp.	8.205%	1/1/27	575	726
Aon Corp.	6.250%	9/30/40	335	390
Aon plc	4.450%	5/24/43	375	347
Aon plc	4.600%	6/14/44	750	729

Aon plc	4.750%	5/15/45	700	697
Arch Capital Group Ltd.	7.350%	5/1/34	275	352
Arch Capital Group US Inc.	5.144%	11/1/43	400	406
Assurant Inc.	6.750%	2/15/34	500	585
AXA SA	8.600%	12/15/30	1,610	2,217
AXIS Specialty Finance plc	5.150%	4/1/45	425	424
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	805	955
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	770	765
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	545	532
Berkshire Hathaway Inc.	4.500%	2/11/43	1,130	1,141
Chubb Corp.	6.000%	5/11/37	750	918
Chubb Corp.	6.500%	5/15/38	575	745
Cigna Corp.	7.875%	5/15/27	565	745
Cigna Corp.	6.150%	11/15/36	505	581
Cigna Corp.	5.875%	3/15/41	375	432
Cigna Corp.	5.375%	2/15/42	575	640
Cincinnati Financial Corp.	6.920%	5/15/28	300	380
Cincinnati Financial Corp.	6.125%	11/1/34	394	456
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	497
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	415	398
Hartford Financial Services Group Inc.	5.950%	10/15/36	438	514
Hartford Financial Services Group Inc.	6.625%	3/30/40	391	491
Hartford Financial Services Group Inc.	6.100%	10/1/41	505	602
Horace Mann Educators Corp.	4.500%	12/1/25	200	202
Humana Inc.	8.150%	6/15/38	260	357
Humana Inc.	4.625%	12/1/42	405	394
Humana Inc.	4.950%	10/1/44	755	764
Lincoln National Corp.	6.150%	4/7/36	525	611
Lincoln National Corp.	7.000%	6/15/40	860	1,088
Loews Corp.	6.000%	2/1/35	315	359
Loews Corp.	4.125%	5/15/43	700	638
Markel Corp.	5.000%	3/30/43	325	328
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	650	653
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	315	368
MetLife Inc.	6.500%	12/15/32	650	813
MetLife Inc.	6.375%	6/15/34	790	985
MetLife Inc.	5.700%	6/15/35	995	1,172
MetLife Inc.	5.875%	2/6/41	795	955
MetLife Inc.	4.125%	8/13/42	765	729
MetLife Inc.	4.875%	11/13/43	1,005	1,058
MetLife Inc.	4.721%	12/15/44	680	701
MetLife Inc.	4.050%	3/1/45	1,045	985
MetLife Inc.	4.600%	5/13/46	795	811
2 MetLife Inc.	6.400%	12/15/66	1,310	1,443
2 MetLife Inc.	10.750%	8/1/69	510	803
Munich Re America Corp.	7.450%	12/15/26	350	447
2 Nationwide Financial Services Inc.	6.750%	5/15/87	365	376
Principal Financial Group Inc.	6.050%	10/15/36	640	741
Principal Financial Group Inc.	4.625%	9/15/42	325	316
Principal Financial Group Inc.	4.350%	5/15/43	320	302
Progressive Corp.	6.625%	3/1/29	338	426
Progressive Corp.	6.250%	12/1/32	315	387
Progressive Corp.	4.350%	4/25/44	700	701
Protective Life Corp.	8.450%	10/15/39	310	412
Prudential Financial Inc.	5.750%	7/15/33	525	597
Prudential Financial Inc.	5.400%	6/13/35	445	490
Prudential Financial Inc.	5.900%	3/17/36	445	514

Prudential Financial Inc.	5.700%	12/14/36	800	908
Prudential Financial Inc.	6.625%	12/1/37	860	1,080
Prudential Financial Inc.	6.625%	6/21/40	475	595
Prudential Financial Inc.	6.200%	11/15/40	575	688
Prudential Financial Inc.	5.625%	5/12/41	125	140
Prudential Financial Inc.	5.100%	8/15/43	380	400
Prudential Financial Inc.	4.600%	5/15/44	800	807
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	445	554
Transatlantic Holdings Inc.	8.000%	11/30/39	380	492
Travelers Cos. Inc.	6.750%	6/20/36	555	731
Travelers Cos. Inc.	6.250%	6/15/37	860	1,083
Travelers Cos. Inc.	5.350%	11/1/40	516	596
Travelers Cos. Inc.	4.600%	8/1/43	655	685
Travelers Cos. Inc.	4.300%	8/25/45	500	505
Travelers Property Casualty Corp.	6.375%	3/15/33	500	617
Trinity Acquisition plc	6.125%	8/15/43	375	407
UnitedHealth Group Inc.	4.625%	7/15/35	1,550	1,634
UnitedHealth Group Inc.	5.800%	3/15/36	685	811
UnitedHealth Group Inc.	6.500%	6/15/37	515	654
UnitedHealth Group Inc.	6.625%	11/15/37	755	974
UnitedHealth Group Inc.	6.875%	2/15/38	1,260	1,676
UnitedHealth Group Inc.	5.700%	10/15/40	10	12
UnitedHealth Group Inc.	5.950%	2/15/41	585	709
UnitedHealth Group Inc.	4.625%	11/15/41	813	843
UnitedHealth Group Inc.	4.375%	3/15/42	505	504
UnitedHealth Group Inc.	3.950%	10/15/42	625	585
UnitedHealth Group Inc.	4.250%	3/15/43	450	445
UnitedHealth Group Inc.	4.750%	7/15/45	2,115	2,223
Unum Group	5.750%	8/15/42	250	274
Validus Holdings Ltd.	8.875%	1/26/40	285	364
Voya Financial Inc.	5.700%	7/15/43	500	581
WR Berkley Corp.	4.750%	8/1/44	625	610
XLIT Ltd.	6.250%	5/15/27	205	240
XLIT Ltd.	5.250%	12/15/43	425	444
XLIT Ltd.	5.500%	3/31/45	400	378

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	200	201
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	365	361
Brandywine Operating Partnership LP	4.550%	10/1/29	200	194
DDR Corp.	4.250%	2/1/26	350	348
ERP Operating LP	4.500%	7/1/44	800	813
ERP Operating LP	4.500%	6/1/45	425	434
Federal Realty Investment Trust	4.500%	12/1/44	475	476
HCP Inc.	6.750%	2/1/41	394	481
Kilroy Realty LP	4.250%	8/15/29	225	223
Kimco Realty Corp.	4.250%	4/1/45	450	417
1 Omega Healthcare Investors Inc.	5.250%	1/15/26	550	561
1 Omega Healthcare Investors Inc.	4.500%	4/1/27	755	715
Realty Income Corp.	4.125%	10/15/26	275	278
Realty Income Corp.	5.875%	3/15/35	385	430
Simon Property Group LP	6.750%	2/1/40	945	1,265
Simon Property Group LP	4.750%	3/15/42	465	490
Simon Property Group LP	4.250%	10/1/44	400	401
Ventas Realty LP	5.700%	9/30/43	325	354
Ventas Realty LP	4.375%	2/1/45	375	346
Welltower Inc.	6.500%	3/15/41	450	531

Welltower Inc.	5.125%	3/15/43	325	330
				274,895
Industrial (66.2%)
Basic Industry (4.8%)
Agrium Inc.	4.125%	3/15/35	500	432
Agrium Inc.	7.125%	5/23/36	330	408
Agrium Inc.	6.125%	1/15/41	500	542
Agrium Inc.	4.900%	6/1/43	500	464
Agrium Inc.	5.250%	1/15/45	750	725
Albemarle Corp.	5.450%	12/1/44	525	510
Barrick Gold Corp.	5.250%	4/1/42	1,115	830
Barrick North America Finance LLC	7.500%	9/15/38	265	246
Barrick North America Finance LLC	5.700%	5/30/41	630	482
Barrick North America Finance LLC	5.750%	5/1/43	800	627
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	795	611
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	351
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,180	1,009
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,600	2,509
CF Industries Inc.	5.150%	3/15/34	1,450	1,356
CF Industries Inc.	4.950%	6/1/43	825	732
CF Industries Inc.	5.375%	3/15/44	725	678
Domtar Corp.	6.250%	9/1/42	425	402
Domtar Corp.	6.750%	2/15/44	175	172
Dow Chemical Co.	7.375%	11/1/29	1,435	1,806
Dow Chemical Co.	4.250%	10/1/34	221	203
Dow Chemical Co.	9.400%	5/15/39	870	1,272
Dow Chemical Co.	5.250%	11/15/41	755	740
Dow Chemical Co.	4.375%	11/15/42	1,150	1,024
Eastman Chemical Co.	4.800%	9/1/42	1,280	1,232
Eastman Chemical Co.	4.650%	10/15/44	615	572
Ecolab Inc.	5.500%	12/8/41	608	683
EI du Pont de Nemours & Co.	6.500%	1/15/28	150	182
EI du Pont de Nemours & Co.	4.900%	1/15/41	810	811
EI du Pont de Nemours & Co.	4.150%	2/15/43	725	648
Freeport-McMoRan Inc.	5.400%	11/14/34	775	495
Freeport-McMoRan Inc.	5.450%	3/15/43	1,985	1,246
Georgia-Pacific LLC	7.375%	12/1/25	402	505
Georgia-Pacific LLC	7.250%	6/1/28	305	384
Georgia-Pacific LLC	7.750%	11/15/29	300	394
Georgia-Pacific LLC	8.875%	5/15/31	365	524
Glencore Canada Corp.	6.200%	6/15/35	175	144
Goldcorp Inc.	5.450%	6/9/44	925	816
International Paper Co.	3.800%	1/15/26	550	545
International Paper Co.	5.000%	9/15/35	700	702
International Paper Co.	8.700%	6/15/38	150	202
International Paper Co.	7.300%	11/15/39	885	1,058
International Paper Co.	6.000%	11/15/41	425	458
International Paper Co.	4.800%	6/15/44	965	897
International Paper Co.	5.150%	5/15/46	1,000	973
Kinross Gold Corp.	6.875%	9/1/41	260	177
Lubrizol Corp.	6.500%	10/1/34	240	306
LYB International Finance BV	5.250%	7/15/43	875	876
LYB International Finance BV	4.875%	3/15/44	1,300	1,249
LyondellBasell Industries NV	4.625%	2/26/55	950	810
Meadwestvaco Corp.	8.200%	1/15/30	500	659
Meadwestvaco Corp.	7.950%	2/15/31	300	385
Methanex Corp.	5.650%	12/1/44	300	251

Monsanto Co.	4.200%	7/15/34	830	752
Monsanto Co.	5.875%	4/15/38	530	568
Monsanto Co.	3.600%	7/15/42	665	515
Monsanto Co.	4.400%	7/15/44	920	803
Monsanto Co.	3.950%	4/15/45	800	646
Monsanto Co.	4.700%	7/15/64	1,120	938
Mosaic Co.	5.450%	11/15/33	600	612
Mosaic Co.	4.875%	11/15/41	145	135
Mosaic Co.	5.625%	11/15/43	725	742
Newmont Mining Corp.	5.875%	4/1/35	505	431
Newmont Mining Corp.	6.250%	10/1/39	1,090	925
Newmont Mining Corp.	4.875%	3/15/42	1,307	964
Nucor Corp.	6.400%	12/1/37	680	751
Nucor Corp.	5.200%	8/1/43	925	894
Placer Dome Inc.	6.450%	10/15/35	50	45
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	560	624
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	235	253
PPG Industries Inc.	5.500%	11/15/40	285	320
Praxair Inc.	3.550%	11/7/42	425	381
Reliance Steel & Aluminum Co.	6.850%	11/15/36	285	306
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	585
Rio Tinto Alcan Inc.	6.125%	12/15/33	794	852
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	563
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	808
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,145	1,115
Rio Tinto Finance USA plc	4.750%	3/22/42	600	562
Rio Tinto Finance USA plc	4.125%	8/21/42	475	405
Rohm & Haas Co.	7.850%	7/15/29	760	985
RPM International Inc.	5.250%	6/1/45	200	188
Sherwin-Williams Co.	4.000%	12/15/42	216	208
Sherwin-Williams Co.	4.550%	8/1/45	300	316
Southern Copper Corp.	7.500%	7/27/35	1,495	1,465
Southern Copper Corp.	6.750%	4/16/40	990	887
Southern Copper Corp.	5.250%	11/8/42	1,450	1,079
Southern Copper Corp.	5.875%	4/23/45	1,225	1,015
Syngenta Finance NV	4.375%	3/28/42	225	199
The Dow Chemical Company	4.625%	10/1/44	425	390
Vale Canada Ltd.	7.200%	9/15/32	660	553
Vale Overseas Ltd.	8.250%	1/17/34	295	266
Vale Overseas Ltd.	6.875%	11/21/36	2,260	1,689
Vale Overseas Ltd.	6.875%	11/10/39	2,020	1,481
Vale SA	5.625%	9/11/42	1,860	1,214
Valspar Corp.	3.950%	1/15/26	500	502
Weyerhaeuser Co.	6.950%	10/1/27	341	401
Weyerhaeuser Co.	7.375%	3/15/32	805	984
Weyerhaeuser Co.	6.875%	12/15/33	625	724
Worthington Industries Inc.	4.550%	4/15/26	200	198

Capital Goods (4.8%)
3M Co.	6.375%	2/15/28	550	715
3M Co.	5.700%	3/15/37	655	806
3M Co.	3.875%	6/15/44	30	29
ABB Finance USA Inc.	4.375%	5/8/42	550	551
Boeing Co.	6.125%	2/15/33	680	859
Boeing Co.	3.300%	3/1/35	275	256
Boeing Co.	6.875%	3/15/39	395	553
Boeing Co.	5.875%	2/15/40	950	1,191

Boeing Co.	3.500%	3/1/45	250	230
Caterpillar Inc.	5.300%	9/15/35	350	392
Caterpillar Inc.	6.050%	8/15/36	990	1,175
Caterpillar Inc.	3.803%	8/15/42	1,760	1,576
Caterpillar Inc.	4.300%	5/15/44	500	485
Caterpillar Inc.	4.750%	5/15/64	850	828
Danaher Corp.	4.375%	9/15/45	650	672
Deere & Co.	5.375%	10/16/29	895	1,039
Deere & Co.	8.100%	5/15/30	604	858
Deere & Co.	7.125%	3/3/31	300	393
Deere & Co.	3.900%	6/9/42	685	651
Dover Corp.	6.600%	3/15/38	400	522
Dover Corp.	5.375%	3/1/41	300	346
Eaton Corp.	4.000%	11/2/32	1,265	1,210
Eaton Corp.	4.150%	11/2/42	500	468
Emerson Electric Co.	6.000%	8/15/32	160	192
Emerson Electric Co.	6.125%	4/15/39	270	333
Emerson Electric Co.	5.250%	11/15/39	345	396
General Dynamics Corp.	3.600%	11/15/42	411	383
General Electric Co.	4.125%	10/9/42	2,375	2,317
General Electric Co.	4.500%	3/11/44	2,205	2,277
Harris Corp.	4.854%	4/27/35	500	492
Harris Corp.	6.150%	12/15/40	400	436
Harris Corp.	5.054%	4/27/45	425	417
Honeywell International Inc.	5.700%	3/15/36	700	838
Honeywell International Inc.	5.700%	3/15/37	740	894
Honeywell International Inc.	5.375%	3/1/41	630	746
Illinois Tool Works Inc.	4.875%	9/15/41	639	700
Illinois Tool Works Inc.	3.900%	9/1/42	1,156	1,099
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	220	242
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	450	432
Lafarge SA	7.125%	7/15/36	400	472
Lockheed Martin Corp.	3.550%	1/15/26	2,300	2,317
Lockheed Martin Corp.	3.600%	3/1/35	700	624
Lockheed Martin Corp.	4.500%	5/15/36	400	407
Lockheed Martin Corp.	6.150%	9/1/36	565	685
Lockheed Martin Corp.	5.500%	11/15/39	475	533
Lockheed Martin Corp.	5.720%	6/1/40	579	656
Lockheed Martin Corp.	4.850%	9/15/41	1,005	1,034
Lockheed Martin Corp.	4.070%	12/15/42	790	734
Lockheed Martin Corp.	3.800%	3/1/45	930	826
Lockheed Martin Corp.	4.700%	5/15/46	2,050	2,101
Northrop Grumman Corp.	5.050%	11/15/40	690	729
Northrop Grumman Corp.	4.750%	6/1/43	1,125	1,152
Northrop Grumman Corp.	3.850%	4/15/45	600	536
Northrop Grumman Systems Corp.	7.750%	2/15/31	660	869
Owens Corning	7.000%	12/1/36	615	690
Parker Hannifin Corp.	6.250%	5/15/38	340	432
Parker-Hannifin Corp.	4.200%	11/21/34	435	445
Parker-Hannifin Corp.	4.450%	11/21/44	710	746
Precision Castparts Corp.	4.200%	6/15/35	600	595
Precision Castparts Corp.	3.900%	1/15/43	425	397
Precision Castparts Corp.	4.375%	6/15/45	400	401
Raytheon Co.	7.200%	8/15/27	455	596
Raytheon Co.	4.875%	10/15/40	400	438
Raytheon Co.	4.700%	12/15/41	710	764
Republic Services Inc.	6.200%	3/1/40	1,000	1,190

Republic Services Inc.	5.700%	5/15/41	770	871
Rockwell Automation Inc.	6.700%	1/15/28	285	368
Rockwell Automation Inc.	6.250%	12/1/37	330	409
Rockwell Collins Inc.	4.800%	12/15/43	350	375
Roper Technologies Inc.	3.850%	12/15/25	300	300
Sonoco Products Co.	5.750%	11/1/40	645	710
Stanley Black & Decker Inc.	5.200%	9/1/40	315	339
Tyco International Finance SA	3.900%	2/14/26	600	615
Tyco International Finance SA	5.125%	9/14/45	900	933
United Technologies Corp.	6.700%	8/1/28	400	518
United Technologies Corp.	7.500%	9/15/29	705	976
United Technologies Corp.	5.400%	5/1/35	400	453
United Technologies Corp.	6.050%	6/1/36	600	730
United Technologies Corp.	6.125%	7/15/38	940	1,163
United Technologies Corp.	5.700%	4/15/40	1,205	1,436
United Technologies Corp.	4.500%	6/1/42	3,430	3,484
United Technologies Corp.	4.150%	5/15/45	1,444	1,390
Valmont Industries Inc.	5.000%	10/1/44	180	157
Valmont Industries Inc.	5.250%	10/1/54	350	301
Waste Management Inc.	3.900%	3/1/35	1,125	1,057
Waste Management Inc.	6.125%	11/30/39	700	845
Waste Management Inc.	4.100%	3/1/45	675	629
WW Grainger Inc.	4.600%	6/15/45	1,025	1,071

Communication (15.3%)
21st Century Fox America Inc.	6.550%	3/15/33	485	558
21st Century Fox America Inc.	6.200%	12/15/34	715	831
21st Century Fox America Inc.	6.400%	12/15/35	1,840	2,190
21st Century Fox America Inc.	8.150%	10/17/36	350	468
21st Century Fox America Inc.	6.150%	3/1/37	1,025	1,167
21st Century Fox America Inc.	6.650%	11/15/37	1,445	1,733
21st Century Fox America Inc.	7.850%	3/1/39	250	331
21st Century Fox America Inc.	6.900%	8/15/39	810	990
21st Century Fox America Inc.	6.150%	2/15/41	1,150	1,333
21st Century Fox America Inc.	5.400%	10/1/43	760	815
21st Century Fox America Inc.	4.750%	9/15/44	575	571
21st Century Fox America Inc.	7.750%	12/1/45	580	776
Alltel Corp.	7.875%	7/1/32	600	745
America Movil SAB de CV	6.375%	3/1/35	740	857
America Movil SAB de CV	6.125%	11/15/37	650	733
America Movil SAB de CV	6.125%	3/30/40	2,425	2,758
America Movil SAB de CV	4.375%	7/16/42	800	734
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	431
AT&T Corp.	8.250%	11/15/31	880	1,183
AT&T Inc.	6.150%	9/15/34	1,067	1,172
AT&T Inc.	4.500%	5/15/35	2,800	2,641
AT&T Inc.	6.500%	9/1/37	837	953
AT&T Inc.	6.300%	1/15/38	1,585	1,768
AT&T Inc.	6.400%	5/15/38	660	745
AT&T Inc.	6.550%	2/15/39	1,705	1,943
AT&T Inc.	5.350%	9/1/40	3,630	3,636
AT&T Inc.	5.550%	8/15/41	2,206	2,249
AT&T Inc.	4.300%	12/15/42	1,588	1,384
AT&T Inc.	4.800%	6/15/44	1,915	1,805
AT&T Inc.	4.350%	6/15/45	3,349	2,941
AT&T Inc.	4.750%	5/15/46	3,400	3,183
AT&T Mobility LLC	7.125%	12/15/31	422	513

Bellsouth Capital Funding Corp.	7.875%	2/15/30	598	719
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	225
BellSouth LLC	6.875%	10/15/31	523	576
BellSouth LLC	6.550%	6/15/34	370	399
BellSouth LLC	6.000%	11/15/34	375	378
BellSouth Telecommunications LLC	6.375%	6/1/28	372	416
British Telecommunications plc	9.625%	12/15/30	2,977	4,396
CBS Corp.	4.000%	1/15/26	600	595
CBS Corp.	7.875%	7/30/30	896	1,150
CBS Corp.	5.500%	5/15/33	695	694
CBS Corp.	5.900%	10/15/40	275	289
CBS Corp.	4.850%	7/1/42	495	458
CBS Corp.	4.900%	8/15/44	500	465
CBS Corp.	4.600%	1/15/45	650	578
1 CCO Safari II LLC	6.384%	10/23/35	1,400	1,451
1 CCO Safari II LLC	6.484%	10/23/45	4,550	4,726
1 CCO Safari II LLC	6.834%	10/23/55	500	516
Comcast Corp.	4.250%	1/15/33	1,455	1,457
Comcast Corp.	7.050%	3/15/33	985	1,283
Comcast Corp.	4.200%	8/15/34	1,550	1,536
Comcast Corp.	5.650%	6/15/35	1,085	1,266
Comcast Corp.	4.400%	8/15/35	715	725
Comcast Corp.	6.500%	11/15/35	560	711
Comcast Corp.	6.450%	3/15/37	1,785	2,259
Comcast Corp.	6.950%	8/15/37	1,750	2,332
Comcast Corp.	6.400%	5/15/38	955	1,216
Comcast Corp.	6.550%	7/1/39	1,086	1,398
Comcast Corp.	6.400%	3/1/40	950	1,205
Comcast Corp.	4.650%	7/15/42	1,715	1,777
Comcast Corp.	4.500%	1/15/43	600	610
Comcast Corp.	4.750%	3/1/44	700	738
Comcast Corp.	4.600%	8/15/45	2,250	2,329
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,639	5,140
Deutsche Telekom International Finance BV	9.250%	6/1/32	523	785
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	850	928
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	970	1,015
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,050	1,149
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,585	1,517
Discovery Communications LLC	6.350%	6/1/40	610	610
Discovery Communications LLC	4.950%	5/15/42	750	633
Discovery Communications LLC	4.875%	4/1/43	925	784
Embarq Corp.	7.995%	6/1/36	1,630	1,713
Grupo Televisa SAB	4.625%	1/30/26	300	302
Grupo Televisa SAB	8.500%	3/11/32	190	237
Grupo Televisa SAB	6.625%	1/15/40	375	406
Grupo Televisa SAB	5.000%	5/13/45	1,275	1,116
Grupo Televisa SAB	6.125%	1/31/46	800	819
GTE Corp.	6.940%	4/15/28	810	967
Historic TW Inc.	6.625%	5/15/29	590	703
Koninklijke KPN NV	8.375%	10/1/30	1,025	1,350
1 McGraw Hill Financial Inc.	4.400%	2/15/26	1,270	1,306
McGraw Hill Financial Inc.	6.550%	11/15/37	625	715
Moody's Corp.	5.250%	7/15/44	450	464

NBCUniversal Media LLC	6.400%	4/30/40	1,390	1,753
NBCUniversal Media LLC	5.950%	4/1/41	1,195	1,454
NBCUniversal Media LLC	4.450%	1/15/43	1,050	1,059
New Cingular Wireless Services Inc.	8.750%	3/1/31	970	1,369
Orange SA	9.000%	3/1/31	2,720	3,919
Orange SA	5.375%	1/13/42	885	966
Orange SA	5.500%	2/6/44	1,010	1,132
Pacific Bell Telephone Co.	7.125%	3/15/26	655	808
Qwest Corp.	6.875%	9/15/33	1,165	1,143
Qwest Corp.	7.125%	11/15/43	585	584
Rogers Communications Inc.	7.500%	8/15/38	455	596
Rogers Communications Inc.	4.500%	3/15/43	1,075	1,018
Rogers Communications Inc.	5.450%	10/1/43	475	509
Rogers Communications Inc.	5.000%	3/15/44	375	384
TCI Communications Inc.	7.875%	2/15/26	477	649
TCI Communications Inc.	7.125%	2/15/28	395	514
Telefonica Emisiones SAU	7.045%	6/20/36	1,735	2,104
Telefonica Europe BV	8.250%	9/15/30	1,412	1,854
Thomson Reuters Corp.	5.500%	8/15/35	300	320
Thomson Reuters Corp.	5.850%	4/15/40	505	535
Thomson Reuters Corp.	5.650%	11/23/43	650	669
Time Warner Cable Inc.	6.550%	5/1/37	1,550	1,570
Time Warner Cable Inc.	7.300%	7/1/38	1,650	1,785
Time Warner Cable Inc.	6.750%	6/15/39	1,270	1,311
Time Warner Cable Inc.	5.875%	11/15/40	1,210	1,165
Time Warner Cable Inc.	5.500%	9/1/41	1,281	1,177
Time Warner Cable Inc.	4.500%	9/15/42	1,350	1,097
Time Warner Cos. Inc.	6.950%	1/15/28	938	1,147
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,200	1,440
Time Warner Inc.	3.875%	1/15/26	400	402
Time Warner Inc.	7.625%	4/15/31	2,160	2,728
Time Warner Inc.	7.700%	5/1/32	1,905	2,432
Time Warner Inc.	6.500%	11/15/36	1,015	1,174
Time Warner Inc.	6.200%	3/15/40	475	534
Time Warner Inc.	6.100%	7/15/40	985	1,091
Time Warner Inc.	6.250%	3/29/41	1,160	1,309
Time Warner Inc.	5.375%	10/15/41	220	229
Time Warner Inc.	4.900%	6/15/42	755	739
Time Warner Inc.	5.350%	12/15/43	500	516
Time Warner Inc.	4.650%	6/1/44	685	649
Time Warner Inc.	4.850%	7/15/45	900	875
Verizon Communications Inc.	7.750%	12/1/30	1,300	1,713
Verizon Communications Inc.	6.400%	9/15/33	1,982	2,317
Verizon Communications Inc.	5.050%	3/15/34	1,195	1,209
Verizon Communications Inc.	4.400%	11/1/34	2,545	2,402
Verizon Communications Inc.	5.850%	9/15/35	1,175	1,294
Verizon Communications Inc.	4.272%	1/15/36	3,240	2,978
Verizon Communications Inc.	6.250%	4/1/37	945	1,077
Verizon Communications Inc.	6.400%	2/15/38	900	1,051
Verizon Communications Inc.	6.900%	4/15/38	590	721
Verizon Communications Inc.	7.350%	4/1/39	600	761
Verizon Communications Inc.	6.000%	4/1/41	810	902
Verizon Communications Inc.	4.750%	11/1/41	845	804
Verizon Communications Inc.	3.850%	11/1/42	1,695	1,433
Verizon Communications Inc.	6.550%	9/15/43	6,490	7,804
Verizon Communications Inc.	4.862%	8/21/46	5,053	4,922
Verizon Communications Inc.	4.522%	9/15/48	5,328	4,873

Verizon Communications Inc.	5.012%	8/21/54	5,869	5,493
Verizon Communications Inc.	4.672%	3/15/55	6,300	5,585
Verizon Florida LLC	6.860%	2/1/28	1,025	936
Verizon Maryland LLC	5.125%	6/15/33	695	692
Verizon New England Inc.	7.875%	11/15/29	800	1,000
Verizon New York Inc.	7.375%	4/1/32	687	792
Viacom Inc.	4.850%	12/15/34	650	555
Viacom Inc.	6.875%	4/30/36	1,125	1,137
Viacom Inc.	4.375%	3/15/43	1,450	1,069
Viacom Inc.	4.875%	6/15/43	450	366
Viacom Inc.	5.850%	9/1/43	1,300	1,189
Viacom Inc.	5.250%	4/1/44	600	512
Vodafone Group plc	7.875%	2/15/30	835	1,053
Vodafone Group plc	6.250%	11/30/32	465	502
Vodafone Group plc	6.150%	2/27/37	1,635	1,682
Vodafone Group plc	4.375%	2/19/43	1,650	1,380
Walt Disney Co.	7.000%	3/1/32	595	819
Walt Disney Co.	4.375%	8/16/41	625	648
Walt Disney Co.	4.125%	12/1/41	685	691
Walt Disney Co.	3.700%	12/1/42	500	474
Walt Disney Co.	4.125%	6/1/44	225	230
WPP Finance 2010	5.125%	9/7/42	975	940

Consumer Cyclical (6.5%)
1 Alibaba Group Holding Ltd.	4.500%	11/28/34	825	793
Amazon.com Inc.	4.800%	12/5/34	850	895
Amazon.com Inc.	4.950%	12/5/44	1,601	1,678
Bed Bath & Beyond Inc.	4.915%	8/1/34	425	385
Bed Bath & Beyond Inc.	5.165%	8/1/44	875	758
BorgWarner Inc.	4.375%	3/15/45	500	444
Cummins Inc.	7.125%	3/1/28	275	365
Cummins Inc.	4.875%	10/1/43	525	551
CVS Health Corp.	4.875%	7/20/35	3,475	3,635
CVS Health Corp.	6.125%	9/15/39	150	177
CVS Health Corp.	5.750%	5/15/41	714	821
CVS Health Corp.	5.300%	12/5/43	1,100	1,199
CVS Health Corp.	5.125%	7/20/45	3,050	3,267
Daimler Finance North America LLC	8.500%	1/18/31	1,595	2,314
Darden Restaurants Inc.	7.050%	10/15/37	100	114
Delphi Automotive plc	4.250%	1/15/26	750	758
eBay Inc.	4.000%	7/15/42	550	428
Ford Holdings LLC	9.300%	3/1/30	400	552
Ford Motor Co.	6.625%	10/1/28	1,050	1,239
Ford Motor Co.	6.375%	2/1/29	325	373
Ford Motor Co.	7.450%	7/16/31	1,610	2,020
Ford Motor Co.	4.750%	1/15/43	1,775	1,687
Ford Motor Co.	7.400%	11/1/46	500	628
General Motors Co.	5.000%	4/1/35	910	867
General Motors Co.	6.250%	10/2/43	1,655	1,779
General Motors Co.	5.200%	4/1/45	1,100	1,048
Harley-Davidson Inc.	4.625%	7/28/45	325	319
Home Depot Inc.	5.875%	12/16/36	2,460	3,029
Home Depot Inc.	5.400%	9/15/40	655	771
Home Depot Inc.	5.950%	4/1/41	915	1,147
Home Depot Inc.	4.200%	4/1/43	1,575	1,586
Home Depot Inc.	4.875%	2/15/44	1,325	1,468
Home Depot Inc.	4.400%	3/15/45	1,755	1,823

Home Depot Inc.	4.250%	4/1/46	410	418
Johnson Controls Inc.	6.000%	1/15/36	190	204
Johnson Controls Inc.	5.700%	3/1/41	520	531
Johnson Controls Inc.	5.250%	12/1/41	555	526
Johnson Controls Inc.	4.625%	7/2/44	400	338
Johnson Controls Inc.	4.950%	7/2/64	300	248
Kohl's Corp.	5.550%	7/17/45	400	381
Lowe's Cos. Inc.	6.875%	2/15/28	410	523
Lowe's Cos. Inc.	6.500%	3/15/29	40	50
Lowe's Cos. Inc.	5.500%	10/15/35	670	781
Lowe's Cos. Inc.	5.800%	10/15/36	450	536
Lowe's Cos. Inc.	6.650%	9/15/37	130	169
Lowe's Cos. Inc.	5.800%	4/15/40	455	544
Lowe's Cos. Inc.	5.125%	11/15/41	455	506
Lowe's Cos. Inc.	4.650%	4/15/42	760	797
Lowe's Cos. Inc.	5.000%	9/15/43	760	833
Lowe's Cos. Inc.	4.250%	9/15/44	900	896
Lowe's Cos. Inc.	4.375%	9/15/45	1,050	1,072
Macy's Retail Holdings Inc.	7.000%	2/15/28	200	237
Macy's Retail Holdings Inc.	6.900%	4/1/29	460	530
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	270
Macy's Retail Holdings Inc.	6.700%	7/15/34	190	206
Macy's Retail Holdings Inc.	4.500%	12/15/34	500	435
Macy's Retail Holdings Inc.	6.375%	3/15/37	510	529
Macy's Retail Holdings Inc.	5.125%	1/15/42	340	306
Macy's Retail Holdings Inc.	4.300%	2/15/43	225	184
McDonald's Corp.	6.300%	10/15/37	910	1,066
McDonald's Corp.	6.300%	3/1/38	773	909
McDonald's Corp.	5.700%	2/1/39	875	962
McDonald's Corp.	3.700%	2/15/42	620	516
McDonald's Corp.	3.625%	5/1/43	650	525
McDonald's Corp.	4.600%	5/26/45	220	212
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	300	270
NIKE Inc.	3.625%	5/1/43	525	490
NIKE Inc.	3.875%	11/1/45	950	922
Nordstrom Inc.	6.950%	3/15/28	405	499
Nordstrom Inc.	5.000%	1/15/44	529	564
QVC Inc.	5.450%	8/15/34	350	305
QVC Inc.	5.950%	3/15/43	350	312
Starbucks Corp.	4.300%	6/15/45	530	547
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	350	319
Target Corp.	6.350%	11/1/32	680	855
Target Corp.	6.500%	10/15/37	1,187	1,547
Target Corp.	7.000%	1/15/38	1,155	1,583
Target Corp.	4.000%	7/1/42	1,282	1,250
Tiffany & Co.	4.900%	10/1/44	400	378
VF Corp.	6.450%	11/1/37	835	1,076
Wal-Mart Stores Inc.	5.875%	4/5/27	755	929
Wal-Mart Stores Inc.	7.550%	2/15/30	695	985
Wal-Mart Stores Inc.	5.250%	9/1/35	2,540	2,930
Wal-Mart Stores Inc.	6.500%	8/15/37	3,025	3,943
Wal-Mart Stores Inc.	6.200%	4/15/38	1,735	2,200
Wal-Mart Stores Inc.	5.625%	4/1/40	1,847	2,208
Wal-Mart Stores Inc.	4.875%	7/8/40	1,000	1,090
Wal-Mart Stores Inc.	5.000%	10/25/40	1,730	1,917
Wal-Mart Stores Inc.	5.625%	4/15/41	2,175	2,618

Wal-Mart Stores Inc.	4.000%	4/11/43	1,325	1,287
Wal-Mart Stores Inc.	4.750%	10/2/43	1,175	1,279
Wal-Mart Stores Inc.	4.300%	4/22/44	950	969
Walgreen Co.	4.400%	9/15/42	575	499
Walgreens Boots Alliance Inc.	4.500%	11/18/34	850	781
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,325	1,215
Western Union Co.	6.200%	11/17/36	500	500
Western Union Co.	6.200%	6/21/40	270	259

Consumer Noncyclical (14.8%)
Abbott Laboratories	6.150%	11/30/37	600	747
Abbott Laboratories	6.000%	4/1/39	445	545
Abbott Laboratories	5.300%	5/27/40	805	918
AbbVie Inc.	4.500%	5/14/35	2,200	2,131
AbbVie Inc.	4.400%	11/6/42	3,315	3,088
AbbVie Inc.	4.700%	5/14/45	2,417	2,376
Actavis Funding SCS	4.550%	3/15/35	3,087	3,041
Actavis Funding SCS	4.850%	6/15/44	1,985	1,997
Actavis Funding SCS	4.750%	3/15/45	2,225	2,208
Actavis Inc.	4.625%	10/1/42	1,115	1,088
Ahold Finance USA LLC	6.875%	5/1/29	515	634
2 Allina Health System	4.805%	11/15/45	225	233
Altria Group Inc.	9.950%	11/10/38	1,218	1,970
Altria Group Inc.	10.200%	2/6/39	741	1,224
Altria Group Inc.	4.250%	8/9/42	1,200	1,098
Altria Group Inc.	4.500%	5/2/43	475	449
Altria Group Inc.	5.375%	1/31/44	1,375	1,479
AmerisourceBergen Corp.	4.250%	3/1/45	550	509
Amgen Inc.	6.375%	6/1/37	495	578
Amgen Inc.	6.900%	6/1/38	935	1,163
Amgen Inc.	6.400%	2/1/39	1,185	1,408
Amgen Inc.	5.750%	3/15/40	714	779
Amgen Inc.	4.950%	10/1/41	1,135	1,125
Amgen Inc.	5.150%	11/15/41	1,952	1,981
Amgen Inc.	5.650%	6/15/42	1,388	1,520
Amgen Inc.	5.375%	5/15/43	875	924
Amgen Inc.	4.400%	5/1/45	1,515	1,411
Anheuser-Busch Cos. LLC	6.800%	8/20/32	365	446
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	23
Anheuser-Busch Cos. LLC	5.750%	4/1/36	325	353
Anheuser-Busch Cos. LLC	6.450%	9/1/37	830	994
Anheuser-Busch Cos. LLC	6.500%	5/1/42	275	335
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	810	735
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	805	812
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,140	1,633
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	715	1,004
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,030
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,085	958
Archer-Daniels-Midland Co.	5.935%	10/1/32	405	477
Archer-Daniels-Midland Co.	5.375%	9/15/35	810	928
Archer-Daniels-Midland Co.	4.535%	3/26/42	958	992
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	118
2 Ascension Health	4.847%	11/15/53	475	518
AstraZeneca plc	6.450%	9/15/37	2,926	3,781
AstraZeneca plc	4.000%	9/18/42	1,025	980
AstraZeneca plc	4.375%	11/16/45	750	744
1 Baxalta Inc.	5.250%	6/23/45	1,000	1,002

Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	40	38
Becton Dickinson & Co.	6.000%	5/15/39	330	381
Becton Dickinson & Co.	5.000%	11/12/40	590	601
Becton Dickinson & Co.	4.875%	5/15/44	950	969
Becton Dickinson & Co.	4.685%	12/15/44	433	440
Biogen Inc.	5.200%	9/15/45	1,850	1,862
Boston Scientific Corp.	7.000%	11/15/35	550	649
Boston Scientific Corp.	7.375%	1/15/40	565	698
Bristol-Myers Squibb Co.	5.875%	11/15/36	750	916
Bristol-Myers Squibb Co.	6.125%	5/1/38	270	343
Bristol-Myers Squibb Co.	3.250%	8/1/42	395	343
Bristol-Myers Squibb Co.	4.500%	3/1/44	560	599
Brown-Forman Corp.	3.750%	1/15/43	375	346
Brown-Forman Corp.	4.500%	7/15/45	525	545
Campbell Soup Co.	3.800%	8/2/42	200	174
Cardinal Health Inc.	4.600%	3/15/43	825	804
Cardinal Health Inc.	4.900%	9/15/45	550	569
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	480	449
Celgene Corp.	5.700%	10/15/40	260	280
Celgene Corp.	5.250%	8/15/43	1,650	1,679
Celgene Corp.	4.625%	5/15/44	1,075	1,005
Celgene Corp.	5.000%	8/15/45	1,100	1,097
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	325	314
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	450	425
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	500	530
Colgate-Palmolive Co.	4.000%	8/15/45	650	655
ConAgra Foods Inc.	7.125%	10/1/26	410	484
ConAgra Foods Inc.	7.000%	10/1/28	475	568
ConAgra Foods Inc.	8.250%	9/15/30	545	732
ConAgra Foods Inc.	6.625%	8/15/39	635	682
ConAgra Foods Inc.	4.650%	1/25/43	548	490
Covidien International Finance SA	6.550%	10/15/37	760	958
Delhaize America LLC	9.000%	4/15/31	295	383
Delhaize Group SA	5.700%	10/1/40	867	896
Diageo Capital plc	5.875%	9/30/36	545	637
Diageo Capital plc	3.875%	4/29/43	525	491
Diageo Investment Corp.	7.450%	4/15/35	335	453
Diageo Investment Corp.	4.250%	5/11/42	734	724
Dignity Health California GO	4.500%	11/1/42	375	357
Dignity Health California GO	5.267%	11/1/64	400	417
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	310	425
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	200	197
Eli Lilly & Co.	5.500%	3/15/27	83	100
Eli Lilly & Co.	5.550%	3/15/37	405	487
Eli Lilly & Co.	3.700%	3/1/45	1,625	1,515
Estee Lauder Cos. Inc.	6.000%	5/15/37	330	406
Estee Lauder Cos. Inc.	3.700%	8/15/42	450	404
Estee Lauder Cos. Inc.	4.375%	6/15/45	300	304
Express Scripts Holding Co.	6.125%	11/15/41	770	878
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	835	766
General Mills Inc.	5.400%	6/15/40	678	751
General Mills Inc.	4.150%	2/15/43	425	400
Gilead Sciences Inc.	3.650%	3/1/26	3,200	3,218
Gilead Sciences Inc.	4.600%	9/1/35	275	280
Gilead Sciences Inc.	5.650%	12/1/41	1,325	1,485
Gilead Sciences Inc.	4.800%	4/1/44	2,275	2,300

Gilead Sciences Inc.	4.500%	2/1/45	2,345	2,293
Gilead Sciences Inc.	4.750%	3/1/46	2,375	2,406
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	805	914
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,995	3,854
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	101
Hasbro Inc.	6.350%	3/15/40	535	593
Hasbro Inc.	5.100%	5/15/44	380	368
Hershey Co.	7.200%	8/15/27	42	57
Ingredion Inc.	6.625%	4/15/37	275	326
JM Smucker Co.	4.250%	3/15/35	300	295
JM Smucker Co.	4.375%	3/15/45	1,250	1,225
Johnson & Johnson	6.950%	9/1/29	210	300
Johnson & Johnson	4.950%	5/15/33	800	923
Johnson & Johnson	4.375%	12/5/33	1,030	1,135
Johnson & Johnson	5.950%	8/15/37	1,265	1,636
Johnson & Johnson	5.850%	7/15/38	640	824
Johnson & Johnson	4.500%	9/1/40	484	529
Johnson & Johnson	4.850%	5/15/41	295	342
Johnson & Johnson	4.500%	12/5/43	600	664
Kaiser Foundation Hospitals	4.875%	4/1/42	870	894
Kellogg Co.	7.450%	4/1/31	1,215	1,559
Kimberly-Clark Corp.	6.625%	8/1/37	860	1,133
Kimberly-Clark Corp.	5.300%	3/1/41	235	273
Kimberly-Clark Corp.	3.700%	6/1/43	425	397
Koninklijke Philips NV	6.875%	3/11/38	240	281
Koninklijke Philips NV	5.000%	3/15/42	1,100	1,069
Kraft Foods Group Inc.	6.875%	1/26/39	1,150	1,413
Kraft Foods Group Inc.	6.500%	2/9/40	925	1,101
Kraft Foods Group Inc.	5.000%	6/4/42	2,180	2,223
1 Kraft Heinz Foods Co.	5.000%	7/15/35	1,010	1,042
1 Kraft Heinz Foods Co.	5.200%	7/15/45	1,470	1,541
Kroger Co.	7.700%	6/1/29	480	634
Kroger Co.	8.000%	9/15/29	200	271
Kroger Co.	7.500%	4/1/31	230	294
Kroger Co.	6.900%	4/15/38	830	1,053
Kroger Co.	5.400%	7/15/40	505	544
Kroger Co.	5.000%	4/15/42	400	409
Kroger Co.	5.150%	8/1/43	310	325
Laboratory Corp. of America Holdings	4.700%	2/1/45	950	870
Mattel Inc.	5.450%	11/1/41	720	724
2 Mayo Clinic	3.774%	11/15/43	600	543
2 Mayo Clinic	4.000%	11/15/47	225	210
McKesson Corp.	6.000%	3/1/41	530	611
McKesson Corp.	4.883%	3/15/44	400	406
Mead Johnson Nutrition Co.	5.900%	11/1/39	300	327
Mead Johnson Nutrition Co.	4.600%	6/1/44	500	464
Medtronic Inc.	4.375%	3/15/35	2,950	3,022
Medtronic Inc.	6.500%	3/15/39	155	196
Medtronic Inc.	5.550%	3/15/40	480	560
Medtronic Inc.	4.500%	3/15/42	1,185	1,219
Medtronic Inc.	4.000%	4/1/43	1,300	1,236
Medtronic Inc.	4.625%	3/15/44	786	808
Medtronic Inc.	4.625%	3/15/45	4,280	4,432
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	325	307
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	400	435

Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	600	548
Merck & Co. Inc.	6.500%	12/1/33	1,515	1,952
Merck & Co. Inc.	6.550%	9/15/37	925	1,215
Merck & Co. Inc.	3.600%	9/15/42	1,090	997
Merck & Co. Inc.	4.150%	5/18/43	1,970	1,967
Merck & Co. Inc.	3.700%	2/10/45	1,130	1,052
Merck Sharp & Dohme Corp.	5.950%	12/1/28	110	136
Molson Coors Brewing Co.	5.000%	5/1/42	1,125	1,099
Mondelez International Inc.	6.500%	11/1/31	265	321
Mondelez International Inc.	6.500%	2/9/40	684	842
Mylan Inc.	5.400%	11/29/43	510	488
New York & Presbyterian Hospital	4.024%	8/1/45	900	849
Novant Health Inc.	4.371%	11/1/43	300	285
Novartis Capital Corp.	3.700%	9/21/42	525	501
Novartis Capital Corp.	4.400%	5/6/44	2,025	2,124
Novartis Capital Corp.	4.000%	11/20/45	800	791
NYU Hospitals Center	4.784%	7/1/44	425	426
Partners Healthcare System Inc.	4.117%	7/1/55	275	252
PepsiCo Inc.	5.500%	1/15/40	1,044	1,219
PepsiCo Inc.	4.875%	11/1/40	1,070	1,160
PepsiCo Inc.	4.000%	3/5/42	850	825
PepsiCo Inc.	4.250%	10/22/44	728	726
PepsiCo Inc.	4.600%	7/17/45	585	617
PepsiCo Inc.	4.450%	4/14/46	1,000	1,029
Perrigo Co. plc	5.300%	11/15/43	375	368
Perrigo Finance plc	4.900%	12/15/44	450	417
Pfizer Inc.	7.200%	3/15/39	2,580	3,533
Pfizer Inc.	4.300%	6/15/43	1,005	991
Pfizer Inc.	4.400%	5/15/44	320	321
Pharmacia Corp.	6.600%	12/1/28	555	694
Philip Morris International Inc.	6.375%	5/16/38	1,115	1,407
Philip Morris International Inc.	4.375%	11/15/41	845	836
Philip Morris International Inc.	4.500%	3/20/42	810	813
Philip Morris International Inc.	3.875%	8/21/42	985	906
Philip Morris International Inc.	4.125%	3/4/43	915	875
Philip Morris International Inc.	4.875%	11/15/43	1,425	1,519
Procter & Gamble Co.	6.450%	1/15/26	350	447
Procter & Gamble Co.	5.800%	8/15/34	410	504
3 Procter & Gamble Co.	5.550%	3/5/37	1,883	2,286
Quest Diagnostics Inc.	5.750%	1/30/40	460	480
Quest Diagnostics Inc.	4.700%	3/30/45	225	205
Reynolds American Inc.	5.700%	8/15/35	950	1,045
Reynolds American Inc.	7.250%	6/15/37	625	766
Reynolds American Inc.	4.750%	11/1/42	896	863
Reynolds American Inc.	6.150%	9/15/43	375	430
Reynolds American Inc.	5.850%	8/15/45	2,894	3,239
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	175	181
St. Jude Medical Inc.	4.750%	4/15/43	750	730
Stryker Corp.	4.100%	4/1/43	210	202
Stryker Corp.	4.375%	5/15/44	400	404
Sysco Corp.	5.375%	9/21/35	780	879
Sysco Corp.	4.850%	10/1/45	350	364
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	839	922
2 Texas Health Resources	4.330%	11/15/55	300	290
The Pepsi Bottling Group Inc.	7.000%	3/1/29	1,335	1,794
Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	300

Thermo Fisher Scientific Inc.	5.300%	2/1/44	425	458
Trinity Health Corp.	4.125%	12/1/45	400	374
Tyson Foods Inc.	4.875%	8/15/34	685	703
Tyson Foods Inc.	5.150%	8/15/44	775	812
Unilever Capital Corp.	5.900%	11/15/32	1,595	2,046
Whirlpool Corp.	5.150%	3/1/43	334	331
1 Whole Foods Market Inc.	5.200%	12/3/25	1,100	1,098
Wyeth LLC	6.500%	2/1/34	1,180	1,485
Wyeth LLC	6.000%	2/15/36	430	514
Wyeth LLC	5.950%	4/1/37	1,994	2,379
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	500	475
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	575	632
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	555	515
Zoetis Inc.	4.700%	2/1/43	1,135	984

Energy (11.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	880	875
Anadarko Finance Co.	7.500%	5/1/31	1,042	1,270
Anadarko Petroleum Corp.	6.450%	9/15/36	2,310	2,532
Anadarko Petroleum Corp.	7.950%	6/15/39	155	186
Anadarko Petroleum Corp.	6.200%	3/15/40	715	757
Anadarko Petroleum Corp.	4.500%	7/15/44	575	512
Apache Corp.	6.000%	1/15/37	1,186	1,285
Apache Corp.	5.100%	9/1/40	1,635	1,575
Apache Corp.	5.250%	2/1/42	505	506
Apache Corp.	4.750%	4/15/43	1,995	1,885
Apache Finance Canada Corp.	7.750%	12/15/29	375	499
Baker Hughes Inc.	6.875%	1/15/29	350	424
Baker Hughes Inc.	5.125%	9/15/40	1,570	1,594
Buckeye Partners LP	5.850%	11/15/43	500	410
Buckeye Partners LP	5.600%	10/15/44	300	252
Burlington Resources Finance Co.	7.200%	8/15/31	644	807
Burlington Resources Finance Co.	7.400%	12/1/31	882	1,128
Cameron International Corp.	7.000%	7/15/38	275	335
Cameron International Corp.	5.950%	6/1/41	380	424
Cameron International Corp.	5.125%	12/15/43	175	178
Canadian Natural Resources Ltd.	7.200%	1/15/32	428	477
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	377
Canadian Natural Resources Ltd.	5.850%	2/1/35	600	606
Canadian Natural Resources Ltd.	6.500%	2/15/37	830	870
Canadian Natural Resources Ltd.	6.250%	3/15/38	855	889
Canadian Natural Resources Ltd.	6.750%	2/1/39	225	241
Cenovus Energy Inc.	6.750%	11/15/39	1,372	1,432
Cenovus Energy Inc.	4.450%	9/15/42	875	691
Cenovus Energy Inc.	5.200%	9/15/43	387	341
CenterPoint Energy Resources Corp.	6.625%	11/1/37	355	430
CenterPoint Energy Resources Corp.	5.850%	1/15/41	289	333
1 Columbia Pipeline Group Inc.	5.800%	6/1/45	550	518
Conoco Funding Co.	7.250%	10/15/31	515	647
ConocoPhillips	5.900%	10/15/32	665	746
ConocoPhillips	5.900%	5/15/38	1,085	1,229
ConocoPhillips	6.500%	2/1/39	2,055	2,456
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	775	871
ConocoPhillips Co.	4.150%	11/15/34	575	545
ConocoPhillips Co.	4.300%	11/15/44	853	798
ConocoPhillips Holding Co.	6.950%	4/15/29	885	1,086
Continental Resources Inc.	4.900%	6/1/44	725	524

Devon Energy Corp.	7.950%	4/15/32	945	1,153
Devon Energy Corp.	5.600%	7/15/41	1,340	1,239
Devon Energy Corp.	4.750%	5/15/42	990	866
Devon Financing Corp. LLC	7.875%	9/30/31	1,695	2,038
Diamond Offshore Drilling Inc.	5.700%	10/15/39	500	401
Diamond Offshore Drilling Inc.	4.875%	11/1/43	825	591
Dominion Gas Holdings LLC	4.800%	11/1/43	300	293
Dominion Gas Holdings LLC	4.600%	12/15/44	780	743
El Paso Natural Gas Co. LLC	8.375%	6/15/32	372	369
1 Enable Midstream Partners LP	5.000%	5/15/44	525	352
Enbridge Energy Partners LP	7.500%	4/15/38	760	795
Enbridge Energy Partners LP	5.500%	9/15/40	950	780
Enbridge Inc.	4.500%	6/10/44	600	436
Encana Corp.	7.200%	11/1/31	550	541
Encana Corp.	6.500%	8/15/34	781	702
Encana Corp.	6.625%	8/15/37	293	264
Encana Corp.	6.500%	2/1/38	665	596
Encana Corp.	5.150%	11/15/41	715	556
Energy Transfer Partners LP	4.750%	1/15/26	1,060	948
Energy Transfer Partners LP	8.250%	11/15/29	214	249
Energy Transfer Partners LP	4.900%	3/15/35	600	466
Energy Transfer Partners LP	6.625%	10/15/36	635	595
Energy Transfer Partners LP	7.500%	7/1/38	712	713
Energy Transfer Partners LP	6.050%	6/1/41	431	365
Energy Transfer Partners LP	6.500%	2/1/42	780	682
Energy Transfer Partners LP	5.150%	2/1/43	375	286
Energy Transfer Partners LP	5.950%	10/1/43	674	578
Energy Transfer Partners LP	5.150%	3/15/45	1,100	833
Energy Transfer Partners LP	6.125%	12/15/45	1,150	992
Eni USA Inc.	7.300%	11/15/27	395	506
EnLink Midstream Partners LP	5.600%	4/1/44	400	343
Enlink Midstream Partners LP	5.050%	4/1/45	450	351
Ensco plc	5.750%	10/1/44	875	673
Enterprise Products Operating LLC	3.700%	2/15/26	825	773
Enterprise Products Operating LLC	6.875%	3/1/33	965	1,113
Enterprise Products Operating LLC	6.650%	10/15/34	360	404
Enterprise Products Operating LLC	5.750%	3/1/35	500	506
Enterprise Products Operating LLC	7.550%	4/15/38	390	459
Enterprise Products Operating LLC	6.125%	10/15/39	905	942
Enterprise Products Operating LLC	6.450%	9/1/40	510	553
Enterprise Products Operating LLC	5.950%	2/1/41	1,525	1,553
Enterprise Products Operating LLC	5.700%	2/15/42	670	659
Enterprise Products Operating LLC	4.850%	8/15/42	590	522
Enterprise Products Operating LLC	4.450%	2/15/43	1,500	1,250
Enterprise Products Operating LLC	4.850%	3/15/44	925	820
Enterprise Products Operating LLC	5.100%	2/15/45	850	774
Enterprise Products Operating LLC	4.900%	5/15/46	500	447
Enterprise Products Operating LLC	4.950%	10/15/54	650	570
EOG Resources Inc.	3.900%	4/1/35	810	779
Exxon Mobil Corp.	3.567%	3/6/45	1,200	1,141
Halliburton Co.	4.850%	11/15/35	2,000	2,016
Halliburton Co.	6.700%	9/15/38	916	1,114
Halliburton Co.	7.450%	9/15/39	870	1,149
Halliburton Co.	4.500%	11/15/41	650	616
Halliburton Co.	4.750%	8/1/43	820	802
Halliburton Co.	5.000%	11/15/45	1,500	1,524
Hess Corp.	7.875%	10/1/29	745	893

Hess Corp.	7.300%	8/15/31	170	194
Hess Corp.	7.125%	3/15/33	650	713
Hess Corp.	6.000%	1/15/40	1,275	1,278
Hess Corp.	5.600%	2/15/41	1,400	1,371
Husky Energy Inc.	6.800%	9/15/37	400	431
Kerr-McGee Corp.	7.875%	9/15/31	390	483
Kinder Morgan Energy Partners LP	7.400%	3/15/31	238	227
Kinder Morgan Energy Partners LP	7.750%	3/15/32	442	432
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	541
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,075	877
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	507
Kinder Morgan Energy Partners LP	6.950%	1/15/38	495	450
Kinder Morgan Energy Partners LP	6.500%	9/1/39	655	565
Kinder Morgan Energy Partners LP	6.550%	9/15/40	625	540
Kinder Morgan Energy Partners LP	7.500%	11/15/40	400	386
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	440
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	411
Kinder Morgan Energy Partners LP	5.000%	8/15/42	912	651
Kinder Morgan Energy Partners LP	4.700%	11/1/42	479	329
Kinder Morgan Energy Partners LP	5.000%	3/1/43	600	425
Kinder Morgan Energy Partners LP	5.500%	3/1/44	400	305
Kinder Morgan Energy Partners LP	5.400%	9/1/44	450	338
Kinder Morgan Inc.	7.750%	1/15/32	1,350	1,315
Kinder Morgan Inc.	5.300%	12/1/34	990	757
Kinder Morgan Inc.	5.550%	6/1/45	1,500	1,145
Magellan Midstream Partners LP	6.400%	5/1/37	265	283
Magellan Midstream Partners LP	4.200%	12/1/42	250	200
Magellan Midstream Partners LP	5.150%	10/15/43	525	482
Magellan Midstream Partners LP	4.200%	3/15/45	300	238
Marathon Oil Corp.	6.800%	3/15/32	561	586
Marathon Oil Corp.	6.600%	10/1/37	805	830
Marathon Oil Corp.	5.200%	6/1/45	525	449
Marathon Petroleum Corp.	6.500%	3/1/41	1,620	1,761
Marathon Petroleum Corp.	4.750%	9/15/44	680	610
Marathon Petroleum Corp.	5.000%	9/15/54	550	478
Murphy Oil Corp.	7.050%	5/1/29	380	378
Murphy Oil Corp.	5.125%	12/1/42	300	214
National Oilwell Varco Inc.	3.950%	12/1/42	1,110	876
Noble Energy Inc.	8.000%	4/1/27	245	298
Noble Energy Inc.	6.000%	3/1/41	740	741
Noble Energy Inc.	5.250%	11/15/43	1,000	919
Noble Energy Inc.	5.050%	11/15/44	1,100	997
Noble Holding International Ltd.	6.200%	8/1/40	460	306
Noble Holding International Ltd.	6.050%	3/1/41	750	501
Noble Holding International Ltd.	5.250%	3/15/42	100	63
Noble Holding International Ltd.	6.950%	4/1/45	400	289
Occidental Petroleum Corp.	4.625%	6/15/45	900	925
ONEOK Partners LP	6.650%	10/1/36	775	688
ONEOK Partners LP	6.850%	10/15/37	410	366
ONEOK Partners LP	6.125%	2/1/41	345	291
ONEOK Partners LP	6.200%	9/15/43	588	482
Petro-Canada	7.875%	6/15/26	270	351
Petro-Canada	7.000%	11/15/28	145	181
Petro-Canada	5.350%	7/15/33	345	357
Petro-Canada	5.950%	5/15/35	720	804
Petro-Canada	6.800%	5/15/38	860	1,055
Phillips 66	4.650%	11/15/34	1,350	1,335

Phillips 66	5.875%	5/1/42	1,351	1,471
Phillips 66	4.875%	11/15/44	1,455	1,439
Phillips 66 Partners LP	4.680%	2/15/45	275	219
Pioneer Natural Resources Co.	4.450%	1/15/26	400	400
Pioneer Natural Resources Co.	7.200%	1/15/28	275	322
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	415	404
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	785	760
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	595	467
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	625	442
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	655	490
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	425	331
Pride International Inc.	7.875%	8/15/40	585	526
Rowan Cos. Inc.	5.400%	12/1/42	630	433
Rowan Cos. Inc.	5.850%	1/15/44	550	390
Shell International Finance BV	4.125%	5/11/35	1,600	1,586
Shell International Finance BV	6.375%	12/15/38	2,570	3,214
Shell International Finance BV	5.500%	3/25/40	1,095	1,244
Shell International Finance BV	3.625%	8/21/42	235	205
Shell International Finance BV	4.550%	8/12/43	2,025	2,057
Shell International Finance BV	4.375%	5/11/45	3,037	3,010
Southern Natural Gas Co. LLC	8.000%	3/1/32	320	337
Spectra Energy Capital LLC	7.500%	9/15/38	340	358
Spectra Energy Partners LP	5.950%	9/25/43	550	566
Spectra Energy Partners LP	4.500%	3/15/45	275	228
Suncor Energy Inc.	7.150%	2/1/32	715	881
Suncor Energy Inc.	5.950%	12/1/34	1,225	1,367
Suncor Energy Inc.	6.500%	6/15/38	1,015	1,213
Suncor Energy Inc.	6.850%	6/1/39	700	871
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	600	598
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	850	631
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	350	271
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,250	974
Talisman Energy Inc.	7.250%	10/15/27	535	512
Talisman Energy Inc.	5.850%	2/1/37	370	284
Talisman Energy Inc.	6.250%	2/1/38	665	535
Talisman Energy Inc.	5.500%	5/15/42	585	472
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	560	566
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	565	570
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	485	491
Texas Eastern Transmission LP	7.000%	7/15/32	605	714
Tosco Corp.	7.800%	1/1/27	700	893
Tosco Corp.	8.125%	2/15/30	520	695
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,200	1,149
TransCanada PipeLines Ltd.	5.600%	3/31/34	460	491
TransCanada PipeLines Ltd.	5.850%	3/15/36	560	613
TransCanada PipeLines Ltd.	6.200%	10/15/37	940	1,040
TransCanada PipeLines Ltd.	7.250%	8/15/38	605	756
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,367	1,777
TransCanada PipeLines Ltd.	6.100%	6/1/40	795	881
TransCanada PipeLines Ltd.	5.000%	10/16/43	475	464
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	243

Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	985	699
Valero Energy Corp.	7.500%	4/15/32	559	663
Valero Energy Corp.	6.625%	6/15/37	1,140	1,229
Valero Energy Corp.	10.500%	3/15/39	515	741
Valero Energy Corp.	4.900%	3/15/45	550	498
Western Gas Partners LP	5.450%	4/1/44	525	451
Williams Cos. Inc.	7.500%	1/15/31	287	266
Williams Cos. Inc.	8.750%	3/15/32	476	467
Williams Cos. Inc.	5.750%	6/24/44	1,000	714
Williams Partners LP	6.300%	4/15/40	1,010	858
Williams Partners LP	5.800%	11/15/43	425	334
Williams Partners LP	5.400%	3/4/44	450	333
Williams Partners LP	4.900%	1/15/45	525	372
Williams Partners LP	5.100%	9/15/45	1,040	750
XTO Energy Inc.	6.750%	8/1/37	105	146

Other Industrial (0.5%)
California Institute of Technology GO	4.700%	11/1/11	510	491
CBRE Services Inc.	4.875%	3/1/26	525	519
Cintas Corp. No 2	6.150%	8/15/36	25	30
2 Johns Hopkins University Maryland GO	4.083%	7/1/53	425	422
2 Massachusetts Institute of Technology GO	3.959%	7/1/38	650	681
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,055	1,287
Massachusetts Institute of Technology GO	4.678%	7/1/14	650	668
2 Northwestern University Illinois GO	3.688%	12/1/38	600	601
2 Northwestern University Illinois GO	4.643%	12/1/44	600	670
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	700	681
2 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	575	537
University of Pennsylvania GO	4.674%	9/1/12	375	357

Technology (4.6%)
Apple Inc.	3.850%	5/4/43	3,350	3,094
Apple Inc.	4.450%	5/6/44	1,200	1,218
Apple Inc.	3.450%	2/9/45	1,675	1,440
Apple Inc.	4.375%	5/13/45	2,100	2,102
Applied Materials Inc.	5.100%	10/1/35	450	454
Applied Materials Inc.	5.850%	6/15/41	715	784
Broadcom Corp.	4.500%	8/1/34	290	300
Cisco Systems Inc.	5.900%	2/15/39	1,890	2,313
Cisco Systems Inc.	5.500%	1/15/40	2,095	2,467
Corning Inc.	7.250%	8/15/36	260	300
Corning Inc.	4.700%	3/15/37	250	242
Corning Inc.	5.750%	8/15/40	470	510
Corning Inc.	4.750%	3/15/42	525	500
Equifax Inc.	7.000%	7/1/37	200	224
1 Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,100	1,065
1 Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,925	1,846
HP Enterprise Services LLC	7.450%	10/15/29	260	314
HP Inc.	6.000%	9/15/41	685	641
Intel Corp.	4.000%	12/15/32	398	391
Intel Corp.	4.800%	10/1/41	1,455	1,528
Intel Corp.	4.250%	12/15/42	925	896
Intel Corp.	4.900%	7/29/45	2,800	2,945
International Business Machines Corp.	6.220%	8/1/27	280	348
International Business Machines Corp.	6.500%	1/15/28	200	253
International Business Machines Corp.	5.875%	11/29/32	730	872

International Business Machines Corp.	5.600%	11/30/39	840	968
International Business Machines Corp.	4.000%	6/20/42	1,184	1,098
Juniper Networks Inc.	5.950%	3/15/41	420	394
KLA-Tencor Corp.	5.650%	11/1/34	405	400
Microsoft Corp.	3.500%	2/12/35	1,125	1,036
Microsoft Corp.	4.200%	11/3/35	1,050	1,056
Microsoft Corp.	5.200%	6/1/39	955	1,083
Microsoft Corp.	4.500%	10/1/40	1,050	1,089
Microsoft Corp.	5.300%	2/8/41	900	1,038
Microsoft Corp.	3.500%	11/15/42	1,405	1,246
Microsoft Corp.	3.750%	5/1/43	825	759
Microsoft Corp.	4.875%	12/15/43	850	922
Microsoft Corp.	3.750%	2/12/45	1,725	1,577
Microsoft Corp.	4.450%	11/3/45	3,325	3,427
Microsoft Corp.	4.000%	2/12/55	1,920	1,712
Microsoft Corp.	4.750%	11/3/55	1,050	1,058
Motorola Solutions Inc.	5.500%	9/1/44	350	272
Oracle Corp.	3.250%	5/15/30	740	692
Oracle Corp.	4.300%	7/8/34	2,150	2,153
Oracle Corp.	3.900%	5/15/35	1,400	1,338
Oracle Corp.	6.500%	4/15/38	1,295	1,635
Oracle Corp.	6.125%	7/8/39	1,340	1,630
Oracle Corp.	5.375%	7/15/40	1,751	1,947
Oracle Corp.	4.500%	7/8/44	1,145	1,155
Oracle Corp.	4.125%	5/15/45	2,083	1,990
Oracle Corp.	4.375%	5/15/55	1,600	1,491
QUALCOMM Inc.	4.650%	5/20/35	1,100	965
QUALCOMM Inc.	4.800%	5/20/45	1,325	1,104
1 Seagate HDD Cayman	4.875%	6/1/27	725	587
1 Seagate HDD Cayman	5.750%	12/1/34	525	407
Tyco Electronics Group SA	7.125%	10/1/37	870	1,115
Verisk Analytics Inc.	5.500%	6/15/45	650	624
Xerox Corp.	6.750%	12/15/39	310	305

Transportation (3.6%)
2 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	753	754
2 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	1,014	994
2 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	400	405
2 BNSF Funding Trust I	6.613%	12/15/55	440	493
Burlington Northern Santa Fe LLC	7.000%	12/15/25	365	461
Burlington Northern Santa Fe LLC	7.950%	8/15/30	295	412
Burlington Northern Santa Fe LLC	6.200%	8/15/36	435	516
Burlington Northern Santa Fe LLC	6.150%	5/1/37	675	799
Burlington Northern Santa Fe LLC	5.750%	5/1/40	780	891
Burlington Northern Santa Fe LLC	5.050%	3/1/41	505	528
Burlington Northern Santa Fe LLC	5.400%	6/1/41	450	491
Burlington Northern Santa Fe LLC	4.950%	9/15/41	600	622
Burlington Northern Santa Fe LLC	4.400%	3/15/42	650	626
Burlington Northern Santa Fe LLC	4.375%	9/1/42	670	643
Burlington Northern Santa Fe LLC	4.450%	3/15/43	865	833
Burlington Northern Santa Fe LLC	5.150%	9/1/43	450	480
Burlington Northern Santa Fe LLC	4.900%	4/1/44	940	970
Burlington Northern Santa Fe LLC	4.550%	9/1/44	840	824
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,355	1,245

	Burlington Northern Santa Fe LLC	4.700%	9/1/45	900	912
	Canadian National Railway Co.	6.900%	7/15/28	435	581
	Canadian National Railway Co.	6.250%	8/1/34	675	856
	Canadian National Railway Co.	6.200%	6/1/36	1,060	1,356
	Canadian National Railway Co.	6.375%	11/15/37	240	314
	Canadian National Railway Co.	3.500%	11/15/42	560	507
	Canadian Pacific Railway Co.	3.700%	2/1/26	450	450
	Canadian Pacific Railway Co.	7.125%	10/15/31	385	480
	Canadian Pacific Railway Co.	5.750%	3/15/33	170	186
	Canadian Pacific Railway Co.	4.800%	9/15/35	50	51
	Canadian Pacific Railway Co.	5.950%	5/15/37	470	532
	Canadian Pacific Railway Co.	4.800%	8/1/45	280	276
	Canadian Pacific Railway Co.	6.125%	9/15/15	780	803
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	350	388
	CSX Corp.	6.000%	10/1/36	266	305
	CSX Corp.	6.150%	5/1/37	1,170	1,387
	CSX Corp.	6.220%	4/30/40	535	643
	CSX Corp.	5.500%	4/15/41	596	655
	CSX Corp.	4.750%	5/30/42	815	821
	CSX Corp.	4.400%	3/1/43	350	336
	CSX Corp.	4.100%	3/15/44	825	760
	CSX Corp.	3.950%	5/1/50	650	564
	CSX Corp.	4.500%	8/1/54	485	442
2	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	325	330
	FedEx Corp.	4.900%	1/15/34	530	548
	FedEx Corp.	3.900%	2/1/35	720	663
	FedEx Corp.	3.875%	8/1/42	581	502
	FedEx Corp.	4.100%	4/15/43	535	486
	FedEx Corp.	5.100%	1/15/44	460	480
	FedEx Corp.	4.100%	2/1/45	530	476
	FedEx Corp.	4.750%	11/15/45	1,275	1,259
	FedEx Corp.	4.500%	2/1/65	265	231
2	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	364	356
	Kansas City Southern Railway Co.	4.300%	5/15/43	475	429
	Kansas City Southern Railway Co.	4.950%	8/15/45	600	596
[1,2] Latam Airlines 2015-1 Pass Through Trust A		4.200%	11/15/27	875	823
	Norfolk Southern Corp.	7.800%	5/15/27	450	606
	Norfolk Southern Corp.	7.250%	2/15/31	280	357
	Norfolk Southern Corp.	7.050%	5/1/37	255	322
	Norfolk Southern Corp.	4.837%	10/1/41	628	625
	Norfolk Southern Corp.	3.950%	10/1/42	585	511
	Norfolk Southern Corp.	4.800%	8/15/43	475	473
	Norfolk Southern Corp.	4.450%	6/15/45	729	685
	Norfolk Southern Corp.	4.650%	1/15/46	100	97
	Norfolk Southern Corp.	7.900%	5/15/97	200	275
	Norfolk Southern Corp.	6.000%	3/15/05	597	635
	Norfolk Southern Corp.	6.000%	5/23/11	1,020	1,099
2	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	485	486
	Union Pacific Corp.	6.625%	2/1/29	540	698
	Union Pacific Corp.	3.375%	2/1/35	385	350
	Union Pacific Corp.	4.750%	9/15/41	330	354
	Union Pacific Corp.	4.300%	6/15/42	175	178
	Union Pacific Corp.	4.250%	4/15/43	350	352
	Union Pacific Corp.	4.750%	12/15/43	605	656

Union Pacific Corp.	4.821%	2/1/44	1,317	1,452
Union Pacific Corp.	4.850%	6/15/44	260	286
Union Pacific Corp.	4.150%	1/15/45	325	321
Union Pacific Corp.	4.050%	11/15/45	450	439
Union Pacific Corp.	3.875%	2/1/55	540	479
Union Pacific Corp.	4.375%	11/15/65	180	170
2 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	752	769
2 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	865	876
2 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	450	454
United Parcel Service Inc.	6.200%	1/15/38	1,160	1,494
United Parcel Service Inc.	4.875%	11/15/40	675	758
United Parcel Service Inc.	3.625%	10/1/42	565	528
United Parcel Service of America Inc.	8.375%	4/1/30	225	318

				933,525
Utilities (12.6%)
Electric (11.6%)
AEP Texas Central Co.	6.650%	2/15/33	450	552
Alabama Power Co.	6.125%	5/15/38	490	595
Alabama Power Co.	6.000%	3/1/39	905	1,086
Alabama Power Co.	5.500%	3/15/41	320	369
Alabama Power Co.	5.200%	6/1/41	365	404
Alabama Power Co.	4.100%	1/15/42	260	250
Alabama Power Co.	3.850%	12/1/42	375	348
Alabama Power Co.	4.150%	8/15/44	400	388
Alabama Power Co.	3.750%	3/1/45	430	392
Ameren Corp.	3.650%	2/15/26	170	170
Ameren Illinois Co.	4.800%	12/15/43	390	423
Ameren Illinois Co.	4.300%	7/1/44	170	174
Appalachian Power Co	4.400%	5/15/44	285	273
Appalachian Power Co.	5.800%	10/1/35	320	363
Appalachian Power Co.	6.375%	4/1/36	355	416
Appalachian Power Co.	6.700%	8/15/37	260	317
Appalachian Power Co.	7.000%	4/1/38	440	557
Appalachian Power Co.	4.450%	6/1/45	375	364
Arizona Public Service Co.	5.500%	9/1/35	215	247
Arizona Public Service Co.	5.050%	9/1/41	330	362
Arizona Public Service Co.	4.500%	4/1/42	498	515
Arizona Public Service Co.	4.700%	1/15/44	245	261
Arizona Public Service Co.	4.350%	11/15/45	150	151
Baltimore Gas & Electric Co.	6.350%	10/1/36	448	568
Berkshire Hathaway Energy Co.	8.480%	9/15/28	328	478
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,495	1,766
Berkshire Hathaway Energy Co.	5.950%	5/15/37	541	633
Berkshire Hathaway Energy Co.	6.500%	9/15/37	835	1,035
Berkshire Hathaway Energy Co.	5.150%	11/15/43	800	864
Berkshire Hathaway Energy Co.	4.500%	2/1/45	775	765
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	597
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	300	272
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	650	686
Cleco Power LLC	6.500%	12/1/35	255	301
Cleco Power LLC	6.000%	12/1/40	320	362
Cleveland Electric Illuminating Co.	5.950%	12/15/36	280	298
CMS Energy Corp.	4.700%	3/31/43	290	291

CMS Energy Corp.	4.875%	3/1/44	295	303
Commonwealth Edison Co.	5.875%	2/1/33	185	219
Commonwealth Edison Co.	5.900%	3/15/36	945	1,150
Commonwealth Edison Co.	6.450%	1/15/38	496	636
Commonwealth Edison Co.	3.800%	10/1/42	370	346
Commonwealth Edison Co.	4.600%	8/15/43	310	323
Commonwealth Edison Co.	4.700%	1/15/44	525	557
Commonwealth Edison Co.	3.700%	3/1/45	615	558
Commonwealth Edison Co.	4.350%	11/15/45	425	432
Connecticut Light & Power Co.	6.350%	6/1/36	351	448
Connecticut Light & Power Co.	4.300%	4/15/44	410	413
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	595	669
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	550	656
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	276	335
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	395	460
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	430	539
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	682
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	515	590
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	515	606
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	325	315
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	750	699
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	875	878
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	500	507
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	815	812
Consumers Energy Co.	3.950%	5/15/43	420	408
Consumers Energy Co.	4.100%	11/15/45	375	374
Consumers Energy Co.	4.350%	8/31/64	180	172
Delmarva Power & Light Co.	4.000%	6/1/42	400	383
Dominion Resources Inc.	6.300%	3/15/33	570	670
Dominion Resources Inc.	5.250%	8/1/33	318	335
Dominion Resources Inc.	5.950%	6/15/35	620	704
Dominion Resources Inc.	7.000%	6/15/38	130	161
Dominion Resources Inc.	4.900%	8/1/41	475	470
Dominion Resources Inc.	4.050%	9/15/42	155	139
Dominion Resources Inc.	4.700%	12/1/44	580	569
DTE Electric Co.	6.625%	6/1/36	470	611
DTE Electric Co.	5.700%	10/1/37	200	239
DTE Electric Co.	3.950%	6/15/42	280	271
DTE Electric Co.	4.000%	4/1/43	375	364
DTE Electric Co.	4.300%	7/1/44	355	363
DTE Electric Co.	3.700%	3/15/45	585	539
DTE Energy Co.	6.375%	4/15/33	240	293
Duke Energy Carolinas LLC	6.000%	12/1/28	335	405
Duke Energy Carolinas LLC	6.450%	10/15/32	375	471
Duke Energy Carolinas LLC	6.100%	6/1/37	820	1,002
Duke Energy Carolinas LLC	6.000%	1/15/38	610	758
Duke Energy Carolinas LLC	6.050%	4/15/38	670	841
Duke Energy Carolinas LLC	5.300%	2/15/40	770	892
Duke Energy Carolinas LLC	4.250%	12/15/41	670	674
Duke Energy Carolinas LLC	4.000%	9/30/42	635	614
Duke Energy Carolinas LLC	3.750%	6/1/45	605	565
Duke Energy Corp.	4.800%	12/15/45	650	662
Duke Energy Florida LLC	6.350%	9/15/37	500	647
Duke Energy Florida LLC	6.400%	6/15/38	915	1,185
Duke Energy Florida LLC	5.650%	4/1/40	375	452
Duke Energy Florida LLC	3.850%	11/15/42	415	392
Duke Energy Indiana Inc.	6.120%	10/15/35	363	441

Duke Energy Indiana Inc.	6.350%	8/15/38	390	501
Duke Energy Indiana Inc.	6.450%	4/1/39	300	389
Duke Energy Indiana Inc.	4.200%	3/15/42	280	277
Duke Energy Indiana Inc.	4.900%	7/15/43	475	517
Duke Energy Progress LLC	6.300%	4/1/38	340	436
Duke Energy Progress LLC	4.100%	5/15/42	695	684
Duke Energy Progress LLC	4.100%	3/15/43	460	452
Duke Energy Progress LLC	4.375%	3/30/44	470	482
Duke Energy Progress LLC	4.150%	12/1/44	705	698
Duke Energy Progress LLC	4.200%	8/15/45	750	747
El Paso Electric Co.	6.000%	5/15/35	355	422
Entergy Louisiana LLC	4.440%	1/15/26	60	64
Entergy Louisiana LLC	4.950%	1/15/45	575	582
Entergy Texas Inc.	5.150%	6/1/45	280	279
Exelon Corp.	4.950%	6/15/35	740	745
Exelon Corp.	5.625%	6/15/35	450	487
Exelon Corp.	5.100%	6/15/45	1,285	1,298
Exelon Generation Co. LLC	6.250%	10/1/39	765	791
Exelon Generation Co. LLC	5.750%	10/1/41	410	405
Exelon Generation Co. LLC	5.600%	6/15/42	953	914
FirstEnergy Solutions Corp.	6.800%	8/15/39	500	494
Florida Power & Light Co.	3.125%	12/1/25	600	602
Florida Power & Light Co.	5.625%	4/1/34	500	599
Florida Power & Light Co.	4.950%	6/1/35	285	315
Florida Power & Light Co.	5.650%	2/1/37	406	489
Florida Power & Light Co.	5.950%	2/1/38	460	579
Florida Power & Light Co.	5.960%	4/1/39	600	755
Florida Power & Light Co.	5.690%	3/1/40	415	511
Florida Power & Light Co.	5.250%	2/1/41	510	595
Florida Power & Light Co.	5.125%	6/1/41	275	314
Florida Power & Light Co.	4.125%	2/1/42	630	631
Florida Power & Light Co.	4.050%	6/1/42	605	599
Florida Power & Light Co.	3.800%	12/15/42	435	413
Florida Power & Light Co.	4.050%	10/1/44	530	527
Georgia Power Co.	5.650%	3/1/37	585	635
Georgia Power Co.	5.950%	2/1/39	460	520
Georgia Power Co.	5.400%	6/1/40	650	683
Georgia Power Co.	4.750%	9/1/40	530	520
Georgia Power Co.	4.300%	3/15/42	970	897
Georgia Power Co.	4.300%	3/15/43	330	303
Iberdrola International BV	6.750%	7/15/36	530	650
Indiana Michigan Power Co.	6.050%	3/15/37	365	421
Interstate Power & Light Co.	6.250%	7/15/39	465	590
ITC Holdings Corp.	5.300%	7/1/43	310	319
Jersey Central Power & Light Co.	6.150%	6/1/37	295	321
2 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	895	978
Kansas City Power & Light Co.	6.050%	11/15/35	250	304
Kansas City Power & Light Co.	5.300%	10/1/41	470	514
Kentucky Utilities Co.	5.125%	11/1/40	545	615
Kentucky Utilities Co.	4.650%	11/15/43	410	437
Kentucky Utilities Co.	4.375%	10/1/45	100	103
Louisville Gas & Electric Co.	5.125%	11/15/40	320	359
Louisville Gas & Electric Co.	4.650%	11/15/43	225	239
Louisville Gas & Electric Co.	4.375%	10/1/45	525	540
MidAmerican Energy Co.	6.750%	12/30/31	490	632
MidAmerican Energy Co.	5.750%	11/1/35	380	455
MidAmerican Energy Co.	5.800%	10/15/36	210	254

MidAmerican Energy Co.	4.800%	9/15/43	385	418
MidAmerican Energy Co.	4.400%	10/15/44	350	359
MidAmerican Energy Co.	4.250%	5/1/46	550	552
MidAmerican Funding LLC	6.927%	3/1/29	200	257
Mississippi Power Co.	4.250%	3/15/42	565	443
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	100	139
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,421	1,403
Nevada Power Co.	6.650%	4/1/36	350	447
Nevada Power Co.	6.750%	7/1/37	670	861
Nevada Power Co.	5.375%	9/15/40	235	263
Nevada Power Co.	5.450%	5/15/41	241	272
Northern States Power Co.	5.250%	7/15/35	260	299
Northern States Power Co.	6.250%	6/1/36	340	434
Northern States Power Co.	6.200%	7/1/37	486	625
Northern States Power Co.	5.350%	11/1/39	275	322
Northern States Power Co.	4.850%	8/15/40	360	398
Northern States Power Co.	3.400%	8/15/42	405	360
Northern States Power Co.	4.125%	5/15/44	400	402
Northern States Power Co.	4.000%	8/15/45	300	296
NorthWestern Corp.	4.176%	11/15/44	470	467
NSTAR Electric Co.	5.500%	3/15/40	410	491
NSTAR Electric Co.	4.400%	3/1/44	265	275
Oglethorpe Power Corp.	5.950%	11/1/39	365	426
Oglethorpe Power Corp.	5.375%	11/1/40	520	559
Oglethorpe Power Corp.	4.200%	12/1/42	215	197
Oglethorpe Power Corp.	4.550%	6/1/44	430	413
Oglethorpe Power Corp.	5.250%	9/1/50	235	249
Ohio Edison Co.	6.875%	7/15/36	295	348
Ohio Edison Co.	8.250%	10/15/38	425	596
Ohio Power Co.	6.600%	2/15/33	250	307
Ohio Power Co.	5.850%	10/1/35	321	373
Oklahoma Gas & Electric Co.	5.850%	6/1/40	210	253
Oklahoma Gas & Electric Co.	5.250%	5/15/41	225	255
Oklahoma Gas & Electric Co.	3.900%	5/1/43	350	324
Oklahoma Gas & Electric Co.	4.550%	3/15/44	245	251
Oklahoma Gas & Electric Co.	4.000%	12/15/44	400	378
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	480	593
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	380	483
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	335	452
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	455	485
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	405	394
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	520	560
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	455	394
Pacific Gas & Electric Co.	6.050%	3/1/34	3,145	3,779
Pacific Gas & Electric Co.	5.800%	3/1/37	1,000	1,171
Pacific Gas & Electric Co.	6.350%	2/15/38	555	682
Pacific Gas & Electric Co.	6.250%	3/1/39	620	758
Pacific Gas & Electric Co.	5.400%	1/15/40	760	864
Pacific Gas & Electric Co.	4.500%	12/15/41	185	186
Pacific Gas & Electric Co.	4.450%	4/15/42	775	778
Pacific Gas & Electric Co.	4.600%	6/15/43	505	518
Pacific Gas & Electric Co.	5.125%	11/15/43	595	661
Pacific Gas & Electric Co.	4.750%	2/15/44	465	490
Pacific Gas & Electric Co.	4.300%	3/15/45	610	607
Pacific Gas & Electric Co.	4.250%	3/15/46	450	443

PacifiCorp	7.700%	11/15/31	350	490
PacifiCorp	5.250%	6/15/35	310	348
PacifiCorp	6.100%	8/1/36	365	449
PacifiCorp	5.750%	4/1/37	680	809
PacifiCorp	6.250%	10/15/37	715	901
PacifiCorp	6.350%	7/15/38	360	458
PacifiCorp	6.000%	1/15/39	1,165	1,426
PacifiCorp	4.100%	2/1/42	700	684
Peco Energy Co.	5.950%	10/1/36	170	209
Peco Energy Co.	4.150%	10/1/44	440	435
Pennsylvania Electric Co.	6.150%	10/1/38	310	333
Potomac Electric Power Co.	6.500%	11/15/37	275	356
Potomac Electric Power Co.	7.900%	12/15/38	245	365
Potomac Electric Power Co.	4.150%	3/15/43	515	508
PPL Capital Funding Inc.	4.700%	6/1/43	845	850
PPL Capital Funding Inc.	5.000%	3/15/44	415	437
PPL Electric Utilities Corp.	6.250%	5/15/39	355	453
PPL Electric Utilities Corp.	5.200%	7/15/41	265	302
PPL Electric Utilities Corp.	4.750%	7/15/43	200	217
PPL Electric Utilities Corp.	4.125%	6/15/44	330	327
Progress Energy Inc.	7.750%	3/1/31	380	509
Progress Energy Inc.	7.000%	10/30/31	420	529
Progress Energy Inc.	6.000%	12/1/39	520	618
PSEG Power LLC	8.625%	4/15/31	615	786
Public Service Co. of Colorado	6.250%	9/1/37	230	298
Public Service Co. of Colorado	6.500%	8/1/38	230	305
Public Service Co. of Colorado	4.750%	8/15/41	345	375
Public Service Co. of Colorado	3.600%	9/15/42	360	330
Public Service Co. of Colorado	3.950%	3/15/43	170	165
Public Service Co. of Colorado	4.300%	3/15/44	475	487
Public Service Co. of Oklahoma	6.625%	11/15/37	225	273
Public Service Electric & Gas Co.	5.700%	12/1/36	125	151
Public Service Electric & Gas Co.	5.800%	5/1/37	440	538
Public Service Electric & Gas Co.	5.375%	11/1/39	695	812
Public Service Electric & Gas Co.	3.950%	5/1/42	605	588
Public Service Electric & Gas Co.	3.650%	9/1/42	630	585
Public Service Electric & Gas Co.	4.000%	6/1/44	275	269
Public Service Electric & Gas Co.	4.050%	5/1/45	255	252
Public Service Electric & Gas Co.	4.150%	11/1/45	475	479
Puget Sound Energy Inc.	7.020%	12/1/27	375	494
Puget Sound Energy Inc.	5.483%	6/1/35	470	550
Puget Sound Energy Inc.	6.724%	6/15/36	428	576
Puget Sound Energy Inc.	6.274%	3/15/37	340	435
Puget Sound Energy Inc.	5.757%	10/1/39	420	508
Puget Sound Energy Inc.	5.795%	3/15/40	295	359
Puget Sound Energy Inc.	5.764%	7/15/40	295	359
Puget Sound Energy Inc.	5.638%	4/15/41	325	390
Puget Sound Energy Inc.	4.434%	11/15/41	345	355
Puget Sound Energy Inc.	4.300%	5/20/45	365	373
San Diego Gas & Electric Co.	6.000%	6/1/26	245	304
San Diego Gas & Electric Co.	5.350%	5/15/35	265	306
San Diego Gas & Electric Co.	6.125%	9/15/37	310	394
San Diego Gas & Electric Co.	6.000%	6/1/39	245	307
San Diego Gas & Electric Co.	5.350%	5/15/40	410	483
San Diego Gas & Electric Co.	4.500%	8/15/40	225	237
San Diego Gas & Electric Co.	3.950%	11/15/41	300	293
San Diego Gas & Electric Co.	4.300%	4/1/42	310	317

Sierra Pacific Power Co.	6.750%	7/1/37	285	373
South Carolina Electric & Gas Co.	6.625%	2/1/32	300	373
South Carolina Electric & Gas Co.	5.300%	5/15/33	405	448
South Carolina Electric & Gas Co.	6.050%	1/15/38	490	580
South Carolina Electric & Gas Co.	5.450%	2/1/41	345	390
South Carolina Electric & Gas Co.	4.350%	2/1/42	565	547
South Carolina Electric & Gas Co.	4.600%	6/15/43	405	408
South Carolina Electric & Gas Co.	4.500%	6/1/64	400	375
South Carolina Electric & Gas Co.	5.100%	6/1/65	490	519
Southern California Edison Co.	6.650%	4/1/29	450	569
Southern California Edison Co.	6.000%	1/15/34	480	590
Southern California Edison Co.	5.750%	4/1/35	401	483
Southern California Edison Co.	5.350%	7/15/35	280	323
Southern California Edison Co.	5.550%	1/15/36	220	258
Southern California Edison Co.	5.625%	2/1/36	640	757
Southern California Edison Co.	5.550%	1/15/37	330	387
Southern California Edison Co.	5.950%	2/1/38	665	822
Southern California Edison Co.	6.050%	3/15/39	350	438
Southern California Edison Co.	5.500%	3/15/40	320	379
Southern California Edison Co.	4.500%	9/1/40	665	694
Southern California Edison Co.	3.900%	12/1/41	335	321
Southern California Edison Co.	4.050%	3/15/42	620	608
Southern California Edison Co.	3.900%	3/15/43	275	263
Southern California Edison Co.	4.650%	10/1/43	831	897
Southern California Edison Co.	3.600%	2/1/45	285	260
Southern Power Co.	4.150%	12/1/25	525	528
Southern Power Co.	5.150%	9/15/41	520	499
Southern Power Co.	5.250%	7/15/43	395	383
Southwestern Electric Power Co.	6.200%	3/15/40	375	449
Southwestern Electric Power Co.	3.900%	4/1/45	470	413
Southwestern Public Service Co.	4.500%	8/15/41	520	540
Tampa Electric Co.	6.550%	5/15/36	350	446
Tampa Electric Co.	6.150%	5/15/37	265	324
Tampa Electric Co.	4.100%	6/15/42	455	438
Tampa Electric Co.	4.350%	5/15/44	190	189
Tampa Electric Co.	4.200%	5/15/45	220	215
Toledo Edison Co.	6.150%	5/15/37	310	354
TransAlta Corp.	6.500%	3/15/40	235	202
Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	270	272
Union Electric Co.	5.300%	8/1/37	585	670
Union Electric Co.	8.450%	3/15/39	260	405
Union Electric Co.	3.900%	9/15/42	530	507
Union Electric Co.	3.650%	4/15/45	215	196
Virginia Electric & Power Co.	6.000%	1/15/36	835	1,033
Virginia Electric & Power Co.	6.000%	5/15/37	580	716
Virginia Electric & Power Co.	6.350%	11/30/37	727	943
Virginia Electric & Power Co.	8.875%	11/15/38	580	925
Virginia Electric & Power Co.	4.000%	1/15/43	685	661
Virginia Electric & Power Co.	4.650%	8/15/43	565	603
Virginia Electric & Power Co.	4.450%	2/15/44	630	652
Virginia Electric & Power Co.	4.200%	5/15/45	440	439
Westar Energy Inc.	4.125%	3/1/42	520	511
Westar Energy Inc.	4.100%	4/1/43	475	464
Westar Energy Inc.	4.625%	9/1/43	435	461
Westar Energy Inc.	4.250%	12/1/45	125	124
Wisconsin Electric Power Co.	5.625%	5/15/33	285	336

Wisconsin Electric Power Co.	5.700%	12/1/36	290	349
Wisconsin Electric Power Co.	3.650%	12/15/42	200	183
Wisconsin Electric Power Co.	4.250%	6/1/44	270	272
Wisconsin Electric Power Co.	4.300%	12/15/45	375	382
Wisconsin Power & Light Co.	6.375%	8/15/37	484	619
Wisconsin Power & Light Co.	4.100%	10/15/44	605	598
Wisconsin Public Service Corp.	3.671%	12/1/42	295	275
Wisconsin Public Service Corp.	4.752%	11/1/44	470	518
Xcel Energy Inc.	6.500%	7/1/36	580	716
Xcel Energy Inc.	4.800%	9/15/41	240	248

Natural Gas (0.8%)
AGL Capital Corp.	6.000%	10/1/34	215	247
AGL Capital Corp.	5.875%	3/15/41	634	709
AGL Capital Corp.	4.400%	6/1/43	685	630
Atmos Energy Corp.	5.500%	6/15/41	550	635
Atmos Energy Corp.	4.150%	1/15/43	305	294
Atmos Energy Corp.	4.125%	10/15/44	375	364
KeySpan Corp.	8.000%	11/15/30	380	516
KeySpan Corp.	5.803%	4/1/35	265	299
Laclede Group Inc.	4.700%	8/15/44	275	275
NiSource Finance Corp.	6.250%	12/15/40	480	571
NiSource Finance Corp.	5.950%	6/15/41	490	569
NiSource Finance Corp.	5.800%	2/1/42	400	461
Nisource Finance Corp.	5.250%	2/15/43	620	670
NiSource Finance Corp.	4.800%	2/15/44	700	721
ONE Gas Inc.	4.658%	2/1/44	650	673
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	450	443
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	340
Sempra Energy	6.000%	10/15/39	300	344
Southern California Gas Co.	5.750%	11/15/35	400	491
Southern California Gas Co.	5.125%	11/15/40	625	720
Southern California Gas Co.	3.750%	9/15/42	525	497
Southern California Gas Co.	4.450%	3/15/44	305	323
Southwest Gas Corp.	4.875%	10/1/43	300	307

Other Utility (0.2%)
American Water Capital Corp.	6.593%	10/15/37	755	994
American Water Capital Corp.	4.300%	12/1/42	475	482
American Water Capital Corp.	4.300%	9/1/45	200	205
United Utilities plc	6.875%	8/15/28	445	513
Veolia Environnement SA	6.750%	6/1/38	400	492

				177,635
Total Corporate Bonds (Cost $1,448,282)				1,386,055
Taxable Municipal Bonds (0.2%)
George Washington University District of
Columbia GO	4.300%	9/15/44	425	405
George Washington University District of
Columbia GO	4.868%	9/15/45	40	42
New York University Hospitals Center GO	4.428%	7/1/42	350	338
New York University Hospitals Center
Revenue	5.750%	7/1/43	350	407
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	66

President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	320
Princeton University New Jersey GO	5.700%	3/1/39	610	775
Stanford University California GO	3.460%	5/1/47	40	37
Tufts University Massachusetts GO	5.017%	4/15/12	325	336
University of Southern California GO	5.250%	10/1/11	415	472
Total Taxable Municipal Bonds (Cost $3,259)				3,198

			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
4 Vanguard Market Liquidity Fund (Cost $2,103)	0.239%		2,102,705	2,103

Total Investments (98.7%) (Cost $1,455,166)				1,392,882
Other Assets and Liabilities-Net (1.3%)				18,115
Net Assets (100%)				1,410,997

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate value of these securities was $37,228,000, representing 2.6% of net assets.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Securities with a value of $243,000 have been segregated as initial margin for open futures contracts that were closed on November 30, 2015 and settled after month-end.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). At November 30, 2015, the fund had no open futures contracts.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,526	—
Corporate Bonds	—	1,383,958	2,097
Taxable Municipal Bonds	—	3,198	—
Temporary Cash Investments	2,103	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	2,094	1,388,682	2,097
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,456,084,000. Net unrealized depreciation of investment securities for tax purposes was $63,202,000, consisting of unrealized gains of $10,831,000 on securities that had risen in value since their purchase and $74,033,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of November 30, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond	1.375%	10/31/20	800	790
					790
Conventional Mortgage-Backed Securities (98.2%)
1,2	Fannie Mae Pool	2.000%	10/1/28	2,138	2,113
[1,2,3]	Fannie Mae Pool	2.500%	11/1/26–1/1/43	59,486	60,305
[1,2,3]	Fannie Mae Pool	3.000%	11/1/25–12/1/45	186,026	189,644
[1,2,3]	Fannie Mae Pool	3.500%	10/1/21–1/1/46	251,023	261,105
[1,2,3]	Fannie Mae Pool	4.000%	7/1/18–1/1/46	179,629	190,941
[1,2,3]	Fannie Mae Pool	4.500%	2/1/18–12/1/45	99,613	107,750
[1,2,3,4] Fannie Mae Pool		5.000%	1/1/17–12/1/45	56,171	61,894
[1,2,3]	Fannie Mae Pool	5.500%	12/1/16–12/1/45	40,283	45,097
1,2	Fannie Mae Pool	6.000%	3/1/18–5/1/41	27,203	30,889
1,2	Fannie Mae Pool	6.500%	4/1/16–10/1/39	7,870	9,106
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	1,187	1,393
1,2	Fannie Mae Pool	7.500%	11/1/22	11	12
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–1/1/29	3,408	3,379
[1,2,3]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	47,737	48,436
[1,2,3]	Freddie Mac Gold Pool	3.000%	1/1/26–12/1/45	117,156	119,311
[1,2,3]	Freddie Mac Gold Pool	3.500%	9/1/25–1/1/46	152,184	157,941
[1,2,3]	Freddie Mac Gold Pool	4.000%	7/1/18–12/1/45	107,089	113,646
[1,2,3]	Freddie Mac Gold Pool	4.500%	1/1/18–12/1/45	58,874	63,497
1,2	Freddie Mac Gold Pool	5.000%	10/1/17–12/1/45	32,269	35,372
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–7/1/40	25,991	28,984
1,2	Freddie Mac Gold Pool	6.000%	6/1/17–5/1/40	16,419	18,628
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,743	5,496
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	479	554
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	2	2
1,3	Ginnie Mae I Pool	3.000%	1/15/26–12/1/45	16,245	16,538
1,3	Ginnie Mae I Pool	3.500%	2/15/26–12/1/45	17,149	17,947
1,3	Ginnie Mae I Pool	4.000%	7/15/24–12/1/45	28,527	30,338
1,3	Ginnie Mae I Pool	4.500%	9/15/18–1/1/46	30,912	33,561
1,3	Ginnie Mae I Pool	5.000%	1/15/18–12/1/45	20,314	22,395
1	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	8,303	9,355
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,941	4,465
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	313	369
1	Ginnie Mae I Pool	7.000%	10/15/27	8	9
1	Ginnie Mae II Pool	2.500%	6/20/27–1/20/43	3,976	4,041
1,3	Ginnie Mae II Pool	3.000%	10/20/26–12/1/45	104,440	106,724
1,3	Ginnie Mae II Pool	3.500%	12/20/25–1/1/46	198,605	207,770
1,3	Ginnie Mae II Pool	4.000%	9/20/25–12/1/45	113,659	121,190
1,3	Ginnie Mae II Pool	4.500%	4/20/18–12/1/45	64,613	69,713
1	Ginnie Mae II Pool	5.000%	6/20/33–11/20/44	30,933	34,052
1,3	Ginnie Mae II Pool	5.500%	12/20/33–12/1/45	11,057	12,296
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	6,128	6,914
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	773	886
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	144	168
					2,254,226

Nonconventional Mortgage-Backed Securities (1.0%)
[1,2,5]	Fannie Mae Pool	2.036%	12/1/41	242	249
[1,2,5]	Fannie Mae Pool	2.053%	9/1/37	32	35
1,2	Fannie Mae Pool	2.118%	3/1/43	739	749
1,2	Fannie Mae Pool	2.181%	6/1/42	2,383	2,488
1,2	Fannie Mae Pool	2.195%	6/1/43	470	479
1,2	Fannie Mae Pool	2.214%	9/1/42	529	552
1,2	Fannie Mae Pool	2.237%	10/1/42	363	371
1,2	Fannie Mae Pool	2.269%	7/1/43	1,229	1,235
[1,2,5]	Fannie Mae Pool	2.377%	11/1/39	42	45
1,2	Fannie Mae Pool	2.392%	7/1/42	605	621
1,2	Fannie Mae Pool	2.397%	5/1/42	273	284
[1,2,5]	Fannie Mae Pool	2.401%	1/1/40	5	5
1,2	Fannie Mae Pool	2.428%	5/1/43	1,451	1,473
1,2	Fannie Mae Pool	2.440%	10/1/42	683	700
[1,2,5]	Fannie Mae Pool	2.500%	12/1/40	417	442
[1,2,5]	Fannie Mae Pool	2.524%	5/1/40–5/1/42	93	97
[1,2,5]	Fannie Mae Pool	2.535%	10/1/39	36	37
[1,2,5]	Fannie Mae Pool	2.546%	10/1/40	153	162
1,2	Fannie Mae Pool	2.586%	12/1/41	249	263
1,2	Fannie Mae Pool	2.618%	11/1/41	74	78
[1,2,5]	Fannie Mae Pool	2.676%	10/1/40	19	20
1,2	Fannie Mae Pool	2.700%	1/1/42	432	452
1,2	Fannie Mae Pool	2.732%	12/1/43	1,144	1,177
[1,2,5]	Fannie Mae Pool	2.741%	3/1/41	411	439
1,2	Fannie Mae Pool	2.753%	3/1/42	505	527
[1,2,5]	Fannie Mae Pool	2.805%	11/1/40–11/1/41	217	232
1,2	Fannie Mae Pool	2.901%	12/1/40	111	116
[1,2,5]	Fannie Mae Pool	2.917%	3/1/42	198	206
1,2	Fannie Mae Pool	2.954%	9/1/43	775	810
[1,2,5]	Fannie Mae Pool	3.030%	3/1/41	325	342
[1,2,5]	Fannie Mae Pool	3.061%	2/1/42	276	288
[1,2,5]	Fannie Mae Pool	3.070%	12/1/40	18	19
[1,2,5]	Fannie Mae Pool	3.078%	2/1/41	9	9
1,2	Fannie Mae Pool	3.137%	2/1/41	87	91
1,2	Fannie Mae Pool	3.200%	12/1/40	14	15
1,2	Fannie Mae Pool	3.245%	5/1/41	104	110
1,2	Fannie Mae Pool	3.353%	8/1/42	222	228
1,2	Fannie Mae Pool	3.542%	7/1/41	321	340
1,2	Fannie Mae Pool	3.570%	4/1/41	116	122
1,2	Fannie Mae Pool	3.580%	8/1/39	38	41
1,2	Fannie Mae Pool	3.739%	6/1/41	179	190
1,2	Fannie Mae Pool	3.827%	9/1/40	378	400
[1,2,5]	Fannie Mae Pool	4.137%	8/1/39	101	104
1,2	Fannie Mae Pool	4.246%	12/1/39	387	392
[1,2,5]	Fannie Mae Pool	4.870%	11/1/39	38	39
1,2	Fannie Mae Pool	4.916%	3/1/38	18	18
1,2	Fannie Mae Pool	5.508%	4/1/37	19	20
1,2	Fannie Mae Pool	6.077%	10/1/37	165	168
[1,2,5]	Freddie Mac Non Gold Pool	2.271%	2/1/37	21	22
[1,2,5]	Freddie Mac Non Gold Pool	2.493%	10/1/37	17	19
1,2	Freddie Mac Non Gold Pool	2.565%	11/1/43	615	631
[1,2,5]	Freddie Mac Non Gold Pool	2.574%	5/1/40	3	3
1,2	Freddie Mac Non Gold Pool	2.585%	2/1/42	134	142
[1,2,5]	Freddie Mac Non Gold Pool	2.631%	6/1/40	48	52
[1,2,5]	Freddie Mac Non Gold Pool	2.731%	6/1/37	429	446
1,2	Freddie Mac Non Gold Pool	2.746%	12/1/40	61	64

1,2	Freddie Mac Non Gold Pool	2.775%	1/1/41	196	205
1,2	Freddie Mac Non Gold Pool	2.838%	2/1/41	17	18
1,2	Freddie Mac Non Gold Pool	2.903%	2/1/41	248	264
1,2	Freddie Mac Non Gold Pool	3.092%	6/1/41	210	224
1,2	Freddie Mac Non Gold Pool	3.099%	1/1/41	144	152
1,2	Freddie Mac Non Gold Pool	3.439%	3/1/42	197	208
1,2	Freddie Mac Non Gold Pool	3.576%	6/1/40	147	155
1,2	Freddie Mac Non Gold Pool	3.669%	9/1/40	151	159
1,2	Freddie Mac Non Gold Pool	4.061%	12/1/39	34	36
1,2	Freddie Mac Non Gold Pool	5.230%	3/1/38	142	151
1,5	Ginnie Mae II Pool	1.750%	4/20/41	11	12
1	Ginnie Mae II Pool	2.000%	12/20/42	34	35
1,5	Ginnie Mae II Pool	2.250%	5/20/41	15	15
1,5	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	1,864	1,913
1	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	662	685
1	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	247	258
					23,149
Total U.S. Government and Agency Obligations (Cost $2,279,431)					2,278,165
				Shares
Temporary Cash Investment (23.3%)
Money Market Fund (23.3%)
6	Vanguard Market Liquidity Fund
	(Cost $534,740)	0.239%	534,740,296		534,740

Total Investments (122.5%) (Cost $2,814,171)					2,812,905
Other Assets and Liabilities-Net (-22.5%)					(516,982)
Net Assets (100%)					2,295,923

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2015.
4 Securities with a value of $487,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Mortgage-Backed Securities Index Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,278,165	—
Temporary Cash Investments	534,740	—	—
Total	534,740	2,278,165	—

Mortgage-Backed Securities Index Fund

E. At November 30, 2015, the cost of investment securities for tax purposes was $2,814,211,000. Net unrealized depreciation of investment securities for tax purposes was $1,306,000, consisting of unrealized gains of $6,325,000 on securities that had risen in value since their purchase and $7,631,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (93.3%)[1]
Consumer Discretionary (11.1%)
*	Ascena Retail Group Inc.	286,940	3,251
	Six Flags Entertainment Corp.	58,200	3,021
	Lithia Motors Inc. Class A	24,100	2,994
	MDC Partners Inc. Class A	131,225	2,828
	Chico's FAS Inc.	199,376	2,392
	Wendy's Co.	208,527	2,192
	News Corp. Class B	138,755	2,006
*	Crocs Inc.	172,004	1,914
*	Modine Manufacturing Co.	164,316	1,543
	Gentex Corp.	89,500	1,498
	American Eagle Outfitters Inc.	96,179	1,497
*	Regis Corp.	83,775	1,396
	Guess? Inc.	53,935	1,062
	Kohl's Corp.	20,315	957
*	LGI Homes Inc.	28,750	956
*	Career Education Corp.	222,736	940
*	Global Eagle Entertainment Inc.	73,164	792
	Interpublic Group of Cos. Inc.	33,375	768
	Meredith Corp.	14,450	674
	DSW Inc. Class A	25,029	575
*	Deckers Outdoor Corp.	10,654	521
*	Skullcandy Inc.	87,612	357
			34,134
Consumer Staples (1.8%)
*	Central Garden & Pet Co. Class A	100,556	1,588
	Pinnacle Foods Inc.	32,500	1,415
*	Medifast Inc.	40,800	1,237
^,* Elizabeth Arden Inc.		114,725	1,176
			5,416
Energy (2.9%)
	World Fuel Services Corp.	63,700	2,777
*	Concho Resources Inc.	24,300	2,659
*	Carrizo Oil & Gas Inc.	42,884	1,732
^	Noble Corp. plc	96,350	1,278
	Denbury Resources Inc.	82,125	304
*	Cloud Peak Energy Inc.	87,880	229
			8,979
Financials (34.4%)
*	American Capital Ltd.	318,481	4,984
	Endurance Specialty Holdings Ltd.	71,438	4,712
	PacWest Bancorp	97,945	4,605
	Popular Inc.	128,908	3,830
*	Howard Hughes Corp.	28,600	3,540
	Willis Group Holdings plc	71,200	3,272
	Investment Technology Group Inc.	154,750	3,106
	Columbia Banking System Inc.	85,600	3,042
	Leucadia National Corp.	171,500	3,032
*	Navigators Group Inc.	34,944	3,014

Argo Group International Holdings Ltd.	46,773	2,971
WSFS Financial Corp.	85,977	2,937
Ryman Hospitality Properties Inc.	51,090	2,776
BGC Partners Inc. Class A	300,700	2,732
Aspen Insurance Holdings Ltd.	51,587	2,606
Starwood Property Trust Inc.	127,000	2,582
* E*TRADE Financial Corp.	83,450	2,539
Assured Guaranty Ltd.	94,575	2,501
* Forest City Enterprises Inc. Class A	112,400	2,500
Renasant Corp.	67,992	2,484
Medical Properties Trust Inc.	200,900	2,413
* Markel Corp.	2,475	2,240
* Enstar Group Ltd.	14,525	2,238
First Horizon National Corp.	149,125	2,217
Flushing Financial Corp.	92,953	2,117
First Midwest Bancorp Inc.	106,805	2,087
Hersha Hospitality Trust Class A	79,225	1,870
Lincoln National Corp.	33,925	1,865
Washington Federal Inc.	68,829	1,779
* Affiliated Managers Group Inc.	9,600	1,701
United Financial Bancorp Inc.	120,000	1,669
Gaming and Leisure Properties Inc.	60,200	1,637
National Retail Properties Inc.	41,644	1,602
EPR Properties	28,300	1,586
First Citizens BancShares Inc. Class A	5,925	1,570
Selective Insurance Group Inc.	43,980	1,518
Great Western Bancorp Inc.	48,200	1,457
Starwood Waypoint Residential Trust	59,740	1,413
MB Financial Inc.	39,500	1,412
Parkway Properties Inc.	81,007	1,384
James River Group Holdings Ltd.	37,598	1,207
Mack-Cali Realty Corp.	44,381	1,043
STAG Industrial Inc.	49,000	1,000
* iStar Inc.	74,400	982
* FNFV Group	67,895	760
* Bancorp Inc.	78,650	604
Berkshire Hills Bancorp Inc.	18,850	570
		105,706
Health Care (5.1%)
* Ligand Pharmaceuticals Inc.	49,550	5,306
* Allscripts Healthcare Solutions Inc.	206,200	3,140
* Laboratory Corp. of America Holdings	16,025	1,948
* Akorn Inc.	47,900	1,595
* Myriad Genetics Inc.	35,274	1,534
* Globus Medical Inc.	44,500	1,207
* Merit Medical Systems Inc.	31,386	608
* Air Methods Corp.	9,600	420
		15,758
Industrials (14.5%)
KAR Auction Services Inc.	95,400	3,618
BWX Technologies Inc.	110,200	3,356
* FTI Consulting Inc.	63,374	2,369
* Teledyne Technologies Inc.	23,142	2,141
Tetra Tech Inc.	71,700	1,992
EnPro Industries Inc.	38,850	1,948
* Genesee & Wyoming Inc. Class A	27,200	1,884

* Beacon Roofing Supply Inc.	43,242	1,849
* Babcock & Wilcox Enterprises Inc.	91,900	1,760
HNI Corp.	34,234	1,515
* Mistras Group Inc.	69,975	1,506
Kaman Corp.	34,000	1,365
Brady Corp. Class A	48,799	1,288
Altra Industrial Motion Corp.	43,646	1,223
* Thermon Group Holdings Inc.	65,500	1,193
* Hertz Global Holdings Inc.	74,125	1,176
Encore Wire Corp.	25,595	1,118
* Jacobs Engineering Group Inc.	23,600	1,042
* UTi Worldwide Inc.	146,800	1,028
Elbit Systems Ltd.	11,375	1,005
* KLX Inc.	29,100	934
AGCO Corp.	17,625	886
* MRC Global Inc.	57,935	857
Celadon Group Inc.	60,889	846
MSA Safety Inc.	17,873	838
Primoris Services Corp.	35,473	819
Briggs & Stratton Corp.	36,750	700
* Furmanite Corp.	84,843	695
Harsco Corp.	63,599	664
* Saia Inc.	26,642	653
* WESCO International Inc.	12,717	611
CEB Inc.	7,700	595
Actuant Corp. Class A	21,089	522
* Performant Financial Corp.	176,401	349
* Clean Harbors Inc.	5,700	247
		44,592
Information Technology (14.6%)
* Knowles Corp.	196,475	3,236
* Itron Inc.	84,233	3,028
* ACI Worldwide Inc.	102,800	2,418
Jabil Circuit Inc.	87,563	2,241
j2 Global Inc.	27,300	2,197
* QLogic Corp.	144,709	1,867
* ON Semiconductor Corp.	169,370	1,856
Convergys Corp.	70,200	1,808
Ingram Micro Inc.	56,139	1,736
* Fairchild Semiconductor International Inc. Class A	86,238	1,685
Western Union Co.	87,375	1,648
* Orbotech Ltd.	80,200	1,638
* Anixter International Inc.	23,500	1,602
* Insight Enterprises Inc.	56,513	1,513
* II-VI Inc.	76,025	1,416
IAC/InterActiveCorp	22,400	1,406
DST Systems Inc.	11,455	1,401
* NCR Corp.	50,350	1,365
* Lattice Semiconductor Corp.	183,406	1,154
* DHI Group Inc.	121,050	1,128
* Qorvo Inc.	18,300	1,063
* MicroStrategy Inc. Class A	5,975	1,036
InterDigital Inc.	18,850	993
* Ciber Inc.	225,277	795
* Semtech Corp.	38,041	765
* Virtusa Corp.	15,287	753
* Integrated Device Technology Inc.	26,410	741

* FormFactor Inc.			80,116	698
Littelfuse Inc.			6,063	658
American Software Inc. Class A			62,700	649
* Ultratech Inc.			25,413	422
				44,916
Materials (5.8%)
Silgan Holdings Inc.			52,800	2,869
Compass Minerals International Inc.			20,200	1,700
FMC Corp.			39,400	1,693
Axiall Corp.			72,550	1,512
* Kraton Performance Polymers Inc.			67,023	1,491
Schnitzer Steel Industries Inc.			76,875	1,269
Eagle Materials Inc.			17,582	1,214
* Boise Cascade Co.			37,130	1,162
PH Glatfelter Co.			64,250	1,143
* Axalta Coating Systems Ltd.			34,000	987
Cabot Corp.			20,510	893
TimkenSteel Corp.			61,375	627
* Chemtura Corp.			18,100	556
Albemarle Corp.			10,300	552
* LSB Industries Inc.			20,305	144
				17,812
Other (0.3%)
* iShares Russell 2000 Value ETF			10,061	985

Utilities (2.8%)
Westar Energy Inc. Class A			48,504	2,070
Portland General Electric Co.			55,940	2,065
Piedmont Natural Gas Co. Inc.			22,663	1,318
Unitil Corp.			35,443	1,245
Southwest Gas Corp.			19,651	1,102
MDU Resources Group Inc.			47,100	821
				8,621
Total Common Stocks (Cost $243,515)				286,919
	Coupon
Temporary Cash Investments (6.7%)[1]
Money Market Fund (6.5%)
[2,3] Vanguard Market Liquidity Fund	0.239%		20,187,000	20,187

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Freddie Mac Discount Notes	0.220%	4/15/16	600	599
Total Temporary Cash Investments (Cost $20,786)				20,786
Total Investments (100.0%) (Cost $264,301)				307,705
Other Assets and Liabilities-Net (0.0%)3				(72)
Net Assets (100%)				307,633

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $533,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.1% and 3.9%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $569,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $599,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	286,919	—	—
Temporary Cash Investments	20,187	599	—
Futures Contracts—Liabilities[1]	(36)	—	—
Total	307,070	599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Explorer Value Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	73	8,730	316

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $264,301,000. Net unrealized appreciation of investment securities for tax purposes was $43,404,000, consisting of unrealized gains of $61,597,000 on securities that had risen in value since their purchase and $18,193,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (14.7%)
*	Amazon.com Inc.	35,524	23,616
	Walt Disney Co.	158,151	17,945
	Home Depot Inc.	121,115	16,215
	Comcast Corp. Class A	233,407	14,205
	McDonald's Corp.	89,357	10,201
	Wal-Mart Stores Inc.	147,236	8,663
	Starbucks Corp.	139,905	8,589
	NIKE Inc. Class B	63,241	8,365
	Lowe's Cos. Inc.	88,713	6,795
	Costco Wholesale Corp.	41,084	6,632
*	Priceline Group Inc.	4,839	6,043
	General Motors Co.	149,793	5,422
	Time Warner Inc.	76,874	5,380
	Ford Motor Co.	363,909	5,215
*	Netflix Inc.	39,582	4,882
	Time Warner Cable Inc.	26,415	4,881
	Twenty-First Century Fox Inc. Class A	155,494	4,589
	TJX Cos. Inc.	63,476	4,481
	Target Corp.	59,588	4,320
*	eBay Inc.	113,271	3,352
	Yum! Brands Inc.	40,374	2,927
	Johnson Controls Inc.	61,119	2,811
*	O'Reilly Automotive Inc.	9,435	2,490
	Delphi Automotive plc	26,721	2,348
	CBS Corp. Class B	46,030	2,324
*	AutoZone Inc.	2,912	2,282
	L Brands Inc.	22,975	2,192
*,^ Tesla Motors Inc.		9,139	2,104
	VF Corp.	31,358	2,029
	Ross Stores Inc.	38,646	2,010
	Carnival Corp.	39,301	1,986
	Dollar General Corp.	28,397	1,857
	Omnicom Group Inc.	22,916	1,694
*	Chipotle Mexican Grill Inc. Class A	2,910	1,686
	Estee Lauder Cos. Inc. Class A	19,622	1,651
*	Dollar Tree Inc.	21,569	1,628
	Viacom Inc. Class B	32,523	1,619
	Nielsen Holdings plc	34,395	1,606
	Las Vegas Sands Corp.	34,215	1,507
	Royal Caribbean Cruises Ltd.	16,232	1,503
*	Under Armour Inc. Class A	16,708	1,441
	Marriott International Inc. Class A	19,370	1,374
*,^ Charter Communications Inc. Class A		6,980	1,308
	Genuine Parts Co.	14,075	1,276
*	DISH Network Corp. Class A	20,103	1,261
	Macy's Inc.	32,052	1,253
*	Liberty Interactive Corp. QVC Group Class A	45,741	1,211
	Whirlpool Corp.	7,308	1,188
	Hanesbrands Inc.	37,067	1,137

Starwood Hotels & Resorts Worldwide Inc.	15,815	1,136
Expedia Inc.	9,209	1,134
Tractor Supply Co.	12,676	1,133
Advance Auto Parts Inc.	6,842	1,113
Hilton Worldwide Holdings Inc.	47,846	1,111
* CarMax Inc.	19,378	1,110
Newell Rubbermaid Inc.	24,825	1,109
* Mohawk Industries Inc.	5,784	1,103
* Ulta Salon Cosmetics & Fragrance Inc.	5,979	998
DR Horton Inc.	30,480	985
Signet Jewelers Ltd.	7,426	976
Harley-Davidson Inc.	19,447	951
H&R Block Inc.	25,622	940
* MGM Resorts International	41,298	939
* Jarden Corp.	19,675	918
Lear Corp.	7,234	911
BorgWarner Inc.	21,152	903
Best Buy Co. Inc.	28,156	895
Kohl's Corp.	18,885	890
Interpublic Group of Cos. Inc.	38,294	881
Goodyear Tire & Rubber Co.	25,141	877
* Sirius XM Holdings Inc.	213,312	877
* Bed Bath & Beyond Inc.	15,968	871
* TripAdvisor Inc.	10,475	863
Foot Locker Inc.	13,193	858
Tiffany & Co.	10,688	852
Wyndham Worldwide Corp.	11,203	851
* LKQ Corp.	28,451	839
Fortune Brands Home & Security Inc.	14,994	824
Lennar Corp. Class A	16,025	821
Coach Inc.	25,767	819
* Michael Kors Holdings Ltd.	18,656	803
Mattel Inc.	31,656	787
Hasbro Inc.	10,462	765
* Discovery Communications Inc.	25,685	760
Nordstrom Inc.	13,240	746
* Liberty Media Corp.	18,776	734
Staples Inc.	59,990	724
* Norwegian Cruise Line Holdings Ltd.	12,460	716
PVH Corp.	7,767	709
Harman International Industries Inc.	6,753	697
Ralph Lauren Corp. Class A	5,597	695
News Corp. Class A	47,195	677
PulteGroup Inc.	34,395	670
Polaris Industries Inc.	6,327	667
Darden Restaurants Inc.	11,655	655
* NVR Inc.	372	626
* Toll Brothers Inc.	16,478	613
* Hertz Global Holdings Inc.	38,351	608
TEGNA Inc.	21,492	607
Leggett & Platt Inc.	12,906	601
Gap Inc.	22,469	601
Aramark	18,378	599
Cablevision Systems Corp. Class A	19,176	585
* Liberty Ventures Class A	13,453	579
Domino's Pizza Inc.	5,192	558
* WABCO Holdings Inc.	5,151	554

Williams-Sonoma Inc.	8,502	538
Service Corp. International	19,221	535
* lululemon athletica Inc.	10,649	509
Scripps Networks Interactive Inc. Class A	8,809	500
KAR Auction Services Inc.	12,783	485
* Visteon Corp.	3,886	466
* AMC Networks Inc. Class A	5,729	466
Wynn Resorts Ltd.	7,353	462
Brunswick Corp.	8,408	442
Gentex Corp.	26,423	442
* AutoNation Inc.	6,915	442
* Tempur Sealy International Inc.	5,537	440
Carter's Inc.	5,089	439
* Discovery Communications Inc. Class A	14,002	436
Lamar Advertising Co. Class A	7,317	427
* Panera Bread Co. Class A	2,322	422
Garmin Ltd.	10,647	403
* Liberty Media Corp. Class A	9,943	403
* ServiceMaster Global Holdings Inc.	9,861	370
* Sally Beauty Holdings Inc.	14,185	367
Dunkin' Brands Group Inc.	8,568	363
Cinemark Holdings Inc.	10,451	363
Six Flags Entertainment Corp.	6,863	356
* Avis Budget Group Inc.	9,516	356
* Live Nation Entertainment Inc.	13,919	353
GameStop Corp. Class A	9,532	334
* Skechers U.S.A. Inc. Class A	11,037	333
* Madison Square Garden Co. Class A	2,003	325
* Office Depot Inc.	49,115	324
Dick's Sporting Goods Inc.	8,276	323
* Liberty Broadband Corp.	5,915	312
* HomeAway Inc.	8,605	304
Outfront Media Inc.	13,175	301
AMERCO	716	290
Lions Gate Entertainment Corp.	8,361	284
Tribune Media Co. Class A	7,235	282
* Starz	7,802	275
* Vista Outdoor Inc.	6,243	275
* Pandora Media Inc.	18,942	261
CST Brands Inc.	6,984	260
Brinker International Inc.	5,618	256
Tupperware Brands Corp.	4,352	247
* Murphy USA Inc.	4,029	240
* JC Penney Co. Inc.	29,609	236
* Kate Spade & Co.	11,509	231
Thor Industries Inc.	3,955	229
* Cabela's Inc.	4,623	217
John Wiley & Sons Inc. Class A	4,135	213
Wendy's Co.	19,349	203
Coty Inc. Class A	7,294	203
* Urban Outfitters Inc.	8,829	198
Penske Automotive Group Inc.	3,768	176
Gannett Co. Inc.	9,996	171
Graham Holdings Co. Class B	298	161
* GoPro Inc. Class A	7,871	161
Dillard's Inc. Class A	2,121	159
Choice Hotels International Inc.	3,052	156

	DSW Inc. Class A	6,464	148
*	Hyatt Hotels Corp. Class A	2,973	147
*	Fossil Group Inc.	3,798	146
	Aaron's Inc.	5,573	135
	Avon Products Inc.	39,085	135
	Regal Entertainment Group Class A	7,137	134
	Cable One Inc.	298	133
*	Liberty Broadband Corp. Class A	2,440	129
	International Game Technology plc	8,228	128
*	Michaels Cos. Inc.	5,557	123
*,^ Fitbit Inc. Class A		3,800	109
*	MSG Networks Inc.	5,419	107
	Extended Stay America Inc.	5,223	89
	Viacom Inc. Class A	896	46
	Lennar Corp. Class B	844	35
*	Sears Holdings Corp.	1,070	24
*	Clear Channel Outdoor Holdings Inc. Class A	3,427	18
			288,829
Consumer Staples (7.9%)
	Procter & Gamble Co.	252,880	18,926
	Coca-Cola Co.	365,402	15,573
	PepsiCo Inc.	137,584	13,780
	Philip Morris International Inc.	144,446	12,623
	Altria Group Inc.	183,333	10,560
	CVS Health Corp.	105,149	9,894
	Walgreens Boots Alliance Inc.	80,147	6,735
	Mondelez International Inc. Class A	151,617	6,620
	Colgate-Palmolive Co.	84,317	5,538
	Kraft Heinz Co.	55,176	4,066
	Kimberly-Clark Corp.	33,984	4,049
	Reynolds American Inc.	76,946	3,559
	Kroger Co.	91,442	3,444
	General Mills Inc.	55,813	3,224
	Sysco Corp.	55,625	2,286
*	Monster Beverage Corp.	14,018	2,167
	Constellation Brands Inc. Class A	15,274	2,142
	Archer-Daniels-Midland Co.	57,356	2,093
	ConAgra Foods Inc.	39,950	1,635
	Dr Pepper Snapple Group Inc.	18,055	1,620
	Kellogg Co.	23,427	1,611
	Clorox Co.	12,357	1,536
	Mead Johnson Nutrition Co.	19,040	1,534
	Tyson Foods Inc. Class A	27,719	1,386
	JM Smucker Co.	11,078	1,343
	Brown-Forman Corp. Class B	11,674	1,197
	Molson Coors Brewing Co. Class B	12,778	1,176
	Hershey Co.	13,476	1,163
	Coca-Cola Enterprises Inc.	21,924	1,103
	Church & Dwight Co. Inc.	12,173	1,044
	McCormick & Co. Inc.	11,851	1,018
	Whole Foods Market Inc.	33,291	970
	Hormel Foods Corp.	12,544	940
	Bunge Ltd.	13,387	892
	Campbell Soup Co.	16,356	854
*	Rite Aid Corp.	92,539	729
*	WhiteWave Foods Co. Class A	16,491	670
	Keurig Green Mountain Inc.	12,257	642

Ingredion Inc.	6,477	638
Pinnacle Foods Inc.	10,967	478
* Edgewell Personal Care Co.	5,629	453
* Hain Celestial Group Inc.	9,940	425
* Herbalife Ltd.	6,549	378
Flowers Foods Inc.	15,664	368
* Sprouts Farmers Market Inc.	14,748	356
Brown-Forman Corp. Class A	2,684	305
GNC Holdings Inc. Class A	7,867	235
Spectrum Brands Holdings Inc.	2,257	214
Energizer Holdings Inc.	5,429	184
Nu Skin Enterprises Inc. Class A	5,106	178
Pilgrim's Pride Corp.	5,546	119
* Blue Buffalo Pet Products Inc.	3,510	63
		154,736
Energy (6.8%)
Exxon Mobil Corp.	389,670	31,820
Chevron Corp.	175,325	16,011
Schlumberger Ltd.	118,380	9,133
ConocoPhillips	114,908	6,211
Occidental Petroleum Corp.	71,638	5,415
Phillips 66	50,566	4,628
EOG Resources Inc.	51,232	4,274
Kinder Morgan Inc.	166,394	3,922
Valero Energy Corp.	47,447	3,410
Halliburton Co.	79,571	3,171
Marathon Petroleum Corp.	50,636	2,958
Anadarko Petroleum Corp.	47,404	2,839
Williams Cos. Inc.	69,822	2,553
Baker Hughes Inc.	40,321	2,180
Pioneer Natural Resources Co.	14,058	2,035
Devon Energy Corp.	38,365	1,765
Apache Corp.	35,339	1,738
Spectra Energy Corp.	62,594	1,640
Noble Energy Inc.	40,355	1,480
Hess Corp.	23,742	1,401
National Oilwell Varco Inc.	36,558	1,365
Tesoro Corp.	11,596	1,336
* Concho Resources Inc.	12,078	1,322
* Cameron International Corp.	17,705	1,209
Marathon Oil Corp.	62,055	1,087
Cimarex Energy Co.	8,802	1,048
* Cheniere Energy Inc.	21,913	1,042
HollyFrontier Corp.	17,989	865
EQT Corp.	14,162	810
* Weatherford International plc	72,371	782
* FMC Technologies Inc.	21,606	735
Cabot Oil & Gas Corp.	38,615	727
* Newfield Exploration Co.	15,477	592
ONEOK Inc.	19,807	584
Columbia Pipeline Group Inc.	30,178	579
Helmerich & Payne Inc.	8,694	506
Murphy Oil Corp.	17,087	488
* Diamondback Energy Inc.	6,214	485
Range Resources Corp.	15,190	434
Energen Corp.	7,146	424
Oceaneering International Inc.	9,428	412

*	First Solar Inc.	7,263	410
	Ensco plc Class A	21,069	361
	PBF Energy Inc. Class A	8,812	357
	Nabors Industries Ltd.	31,942	323
^	Noble Corp. plc	23,443	311
*	Southwestern Energy Co.	34,506	311
*	Whiting Petroleum Corp.	18,289	302
	World Fuel Services Corp.	6,494	283
^	Chesapeake Energy Corp.	52,566	277
*	Continental Resources Inc.	7,585	275
	Rowan Cos. plc Class A	12,273	250
*	Gulfport Energy Corp.	9,772	248
	QEP Resources Inc.	15,407	243
*	Cobalt International Energy Inc.	32,187	237
	Golar LNG Ltd.	8,646	236
*	Dril-Quip Inc.	3,489	220
	Patterson-UTI Energy Inc.	13,205	214
	Superior Energy Services Inc.	13,442	211
*,^ Seadrill Ltd.		32,747	199
	Targa Resources Corp.	4,969	195
	SM Energy Co.	6,599	194
*	WPX Energy Inc.	21,115	181
*	NOW Inc.	9,252	170
	CONSOL Energy Inc.	20,160	159
*,^ SolarCity Corp.		5,207	150
*	Memorial Resource Development Corp.	9,082	148
	Diamond Offshore Drilling Inc.	5,845	132
*	Antero Resources Corp.	6,127	126
*	Laredo Petroleum Inc.	10,916	119
*	SunPower Corp. Class A	4,803	115
	Denbury Resources Inc.	30,198	112
	California Resources Corp.	27,101	111
*	Kosmos Energy Ltd.	13,793	93
*	Rice Energy Inc.	6,417	87
*	SunEdison Inc.	24,493	78
	RPC Inc.	4,985	66
	CVR Energy Inc.	1,298	62
	Frank's International NV	2,796	47
	TerraForm Power Inc. Class A	5,501	38
*	EP Energy Corp. Class A	2,935	17
			133,084
Financial Services (19.6%)
	Wells Fargo & Co.	434,186	23,924
*	Berkshire Hathaway Inc. Class B	173,342	23,243
	JPMorgan Chase & Co.	345,867	23,062
	Bank of America Corp.	978,677	17,058
	Citigroup Inc.	282,805	15,297
	Visa Inc. Class A	182,495	14,419
	MasterCard Inc. Class A	93,207	9,127
	American International Group Inc.	124,326	7,905
	Goldman Sachs Group Inc.	40,296	7,657
	US Bancorp	156,168	6,854
	American Express Co.	80,581	5,773
	Simon Property Group Inc.	29,040	5,408
	Morgan Stanley	142,901	4,901
	PNC Financial Services Group Inc.	48,302	4,613
	Bank of New York Mellon Corp.	104,549	4,583

MetLife Inc.	87,308	4,461
BlackRock Inc.	11,700	4,256
Capital One Financial Corp.	50,945	4,000
* PayPal Holdings Inc.	113,271	3,994
American Tower Corporation	39,577	3,933
Prudential Financial Inc.	42,216	3,654
Charles Schwab Corp.	106,770	3,599
ACE Ltd.	30,523	3,506
Travelers Cos. Inc.	29,740	3,407
Public Storage	13,498	3,240
CME Group Inc.	29,986	2,928
Chubb Corp.	21,534	2,811
BB&T Corp.	72,335	2,794
State Street Corp.	38,435	2,790
Marsh & McLennan Cos. Inc.	50,054	2,768
Equity Residential	34,015	2,715
Intercontinental Exchange Inc.	10,383	2,698
Crown Castle International Corp.	31,130	2,674
Aflac Inc.	40,556	2,646
Aon plc	26,113	2,474
* Synchrony Financial	77,158	2,456
McGraw Hill Financial Inc.	25,373	2,448
Allstate Corp.	38,309	2,404
Discover Financial Services	41,518	2,357
AvalonBay Communities Inc.	12,259	2,229
* Fiserv Inc.	22,108	2,128
SunTrust Banks Inc.	48,352	2,099
Prologis Inc.	48,640	2,079
Welltower Inc.	32,588	2,059
Ameriprise Financial Inc.	16,946	1,914
M&T Bank Corp.	14,791	1,854
T. Rowe Price Group Inc.	24,329	1,853
Boston Properties Inc.	14,389	1,798
Hartford Financial Services Group Inc.	39,210	1,790
Vornado Realty Trust	17,726	1,715
Moody's Corp.	16,574	1,709
Progressive Corp.	54,682	1,685
Fidelity National Information Services Inc.	26,423	1,682
* Alliance Data Systems Corp.	5,794	1,662
Ventas Inc.	30,906	1,649
Northern Trust Corp.	21,910	1,642
Equinix Inc.	5,354	1,587
Fifth Third Bancorp	75,750	1,566
Weyerhaeuser Co.	48,595	1,563
HCP Inc.	43,204	1,535
Franklin Resources Inc.	36,508	1,530
Essex Property Trust Inc.	6,115	1,411
Principal Financial Group Inc.	27,104	1,395
General Growth Properties Inc.	54,096	1,378
Invesco Ltd.	40,515	1,365
* FleetCor Technologies Inc.	8,491	1,305
Lincoln National Corp.	23,327	1,283
Regions Financial Corp.	123,470	1,252
Thomson Reuters Corp.	30,412	1,227
Equifax Inc.	10,984	1,225
* Markel Corp.	1,307	1,183
Realty Income Corp.	23,344	1,158

Host Hotels & Resorts Inc.	69,650	1,156
Macerich Co.	14,634	1,144
Loews Corp.	28,819	1,092
SL Green Realty Corp.	9,247	1,092
XL Group plc Class A	28,404	1,084
KeyCorp	78,320	1,027
Kimco Realty Corp.	38,261	998
* CBRE Group Inc. Class A	26,619	997
Extra Space Storage Inc.	11,429	957
Cincinnati Financial Corp.	15,419	942
Federal Realty Investment Trust	6,416	940
FNF Group	26,017	933
Digital Realty Trust Inc.	12,738	919
First Republic Bank	13,319	917
TD Ameritrade Holding Corp.	24,849	910
Western Union Co.	47,861	903
* Affiliated Managers Group Inc.	5,093	903
* Ally Financial Inc.	44,687	892
UDR Inc.	24,119	890
Huntington Bancshares Inc.	75,268	880
Global Payments Inc.	12,369	876
Voya Financial Inc.	21,395	871
Total System Services Inc.	15,468	866
Unum Group	23,268	853
* Arch Capital Group Ltd.	11,654	845
Annaly Capital Management Inc.	88,141	844
Plum Creek Timber Co. Inc.	16,492	838
* E*TRADE Financial Corp.	27,113	825
Everest Re Group Ltd.	4,221	779
Citizens Financial Group Inc.	29,214	778
Comerica Inc.	16,741	776
* Alleghany Corp.	1,510	769
* Signature Bank	4,788	757
MSCI Inc. Class A	10,670	748
Torchmark Corp.	11,878	720
SEI Investments Co.	13,117	713
* Vantiv Inc. Class A	13,496	711
Raymond James Financial Inc.	12,086	710
VEREIT Inc.	84,941	708
CIT Group Inc.	16,433	706
Jones Lang LaSalle Inc.	4,175	694
Arthur J Gallagher & Co.	15,772	690
New York Community Bancorp Inc.	41,879	687
FactSet Research Systems Inc.	3,956	671
Duke Realty Corp.	32,567	663
* SVB Financial Group	4,928	653
Mid-America Apartment Communities Inc.	7,227	640
Nasdaq Inc.	10,830	635
Camden Property Trust	8,218	628
PartnerRe Ltd.	4,506	627
Broadridge Financial Solutions Inc.	11,355	624
Alexandria Real Estate Equities Inc.	6,760	623
WP Carey Inc.	9,869	611
Regency Centers Corp.	8,959	604
American Capital Agency Corp.	33,402	600
Omega Healthcare Investors Inc.	17,297	596
East West Bancorp Inc.	13,659	593

Jack Henry & Associates Inc.	7,431	590
Reinsurance Group of America Inc. Class A	6,355	584
* Realogy Holdings Corp.	14,008	579
Zions Bancorporation	19,225	576
CBOE Holdings Inc.	7,926	572
Apartment Investment & Management Co.	14,848	566
Iron Mountain Inc.	19,967	555
Leucadia National Corp.	31,264	553
Lazard Ltd. Class A	11,866	551
Axis Capital Holdings Ltd.	9,613	538
Kilroy Realty Corp.	7,958	531
Assurant Inc.	6,140	525
WR Berkley Corp.	9,246	515
Equity LifeStyle Properties Inc.	8,032	501
DDR Corp.	28,975	494
People's United Financial Inc.	29,145	488
PacWest Bancorp	10,161	478
Old Republic International Corp.	24,698	468
* Forest City Enterprises Inc. Class A	20,980	467
American Financial Group Inc.	6,286	465
Starwood Property Trust Inc.	22,844	464
National Retail Properties Inc.	12,053	464
RenaissanceRe Holdings Ltd.	4,154	460
Liberty Property Trust	13,436	455
BioMed Realty Trust Inc.	19,157	450
* Howard Hughes Corp.	3,577	443
White Mountains Insurance Group Ltd.	540	436
American Campus Communities Inc.	10,728	433
Taubman Centers Inc.	6,004	431
StanCorp Financial Group Inc.	3,786	430
Navient Corp.	35,210	419
Brixmor Property Group Inc.	16,508	415
Douglas Emmett Inc.	13,138	407
Eaton Vance Corp.	11,285	405
Hospitality Properties Trust	14,388	400
Synovus Financial Corp.	11,944	399
Weingarten Realty Investors	11,175	391
Legg Mason Inc.	8,797	390
Spirit Realty Capital Inc.	39,595	389
Cullen/Frost Bankers Inc.	5,283	369
Endurance Specialty Holdings Ltd.	5,584	368
Commerce Bancshares Inc.	7,879	362
Validus Holdings Ltd.	7,652	361
Assured Guaranty Ltd.	13,553	358
LPL Financial Holdings Inc.	7,672	353
Dun & Bradstreet Corp.	3,261	351
Retail Properties of America Inc.	22,866	350
BankUnited Inc.	9,214	348
First Niagara Financial Group Inc.	31,867	344
Hanover Insurance Group Inc.	3,994	338
Brown & Brown Inc.	10,361	336
First Horizon National Corp.	22,529	335
Senior Housing Properties Trust	22,728	328
* WEX Inc.	3,466	327
* CoreLogic Inc.	8,829	325
* Equity Commonwealth	11,625	321
Paramount Group Inc.	17,382	319

Allied World Assurance Co. Holdings AG	8,732	317
^ Apple Hospitality REIT Inc.	16,230	316
Aspen Insurance Holdings Ltd.	6,045	305
NorthStar Realty Finance Corp.	16,680	301
Healthcare Trust of America Inc. Class A	11,272	294
Post Properties Inc.	4,977	293
Columbia Property Trust Inc.	11,280	283
Tanger Factory Outlet Centers Inc.	8,462	282
Waddell & Reed Financial Inc. Class A	7,527	281
Associated Banc-Corp	13,493	277
Rayonier Inc.	11,468	277
Popular Inc.	9,283	276
Two Harbors Investment Corp.	32,175	273
Bank of Hawaii Corp.	3,918	271
Piedmont Office Realty Trust Inc. Class A	13,906	271
Federated Investors Inc. Class B	8,468	265
Corrections Corp. of America	10,278	265
Chimera Investment Corp.	18,507	261
* SLM Corp.	38,209	258
ProAssurance Corp.	4,858	257
American Homes 4 Rent Class A	14,591	245
Care Capital Properties Inc.	7,414	235
TCF Financial Corp.	15,216	233
NorthStar Asset Management Group Inc.	17,056	232
MFA Financial Inc.	33,187	232
Brandywine Realty Trust	16,143	222
Interactive Brokers Group Inc.	5,107	221
* OneMain Holdings Inc. Class A	4,554	221
* Genworth Financial Inc. Class A	43,581	220
Gaming and Leisure Properties Inc.	7,808	212
Communications Sales & Leasing Inc.	10,835	211
AmTrust Financial Services Inc.	3,343	209
Erie Indemnity Co. Class A	2,153	207
* Zillow Group Inc.	7,992	197
CBL & Associates Properties Inc.	14,990	196
Corporate Office Properties Trust	8,500	189
Empire State Realty Trust Inc.	9,737	179
BOK Financial Corp.	2,555	176
WP Glimcher Inc.	16,661	176
* Credit Acceptance Corp.	744	149
Morningstar Inc.	1,734	140
* Santander Consumer USA Holdings Inc.	7,608	134
TFS Financial Corp.	6,569	123
Mercury General Corp.	2,368	123
Artisan Partners Asset Management Inc. Class A	3,129	122
* Zillow Group Inc. Class A	3,996	104
CNA Financial Corp.	2,348	86
* Four Corners Property Trust Inc.	3,887	77
* TransUnion	2,930	75
* LendingClub Corp.	5,724	69
American National Insurance Co.	629	68
* NorthStar Realty Europe Corp.	5,560	64
		384,295
Health Care (13.9%)
Johnson & Johnson	258,492	26,170
Pfizer Inc.	573,886	18,806
Gilead Sciences Inc.	136,949	14,511

Merck & Co. Inc.	263,292	13,957
* Allergan plc	36,578	11,481
Amgen Inc.	70,888	11,420
Bristol-Myers Squibb Co.	155,403	10,414
Medtronic plc	132,869	10,010
UnitedHealth Group Inc.	88,712	9,999
AbbVie Inc.	154,311	8,973
* Celgene Corp.	73,946	8,093
Eli Lilly & Co.	91,202	7,482
Abbott Laboratories	138,777	6,234
* Biogen Inc.	20,774	5,959
* Express Scripts Holding Co.	62,975	5,383
Thermo Fisher Scientific Inc.	37,191	5,147
McKesson Corp.	21,591	4,088
* Regeneron Pharmaceuticals Inc.	7,313	3,982
* Alexion Pharmaceuticals Inc.	20,191	3,603
Aetna Inc.	32,594	3,349
Cigna Corp.	23,994	3,239
Anthem Inc.	24,715	3,222
Stryker Corp.	31,574	3,046
* Vertex Pharmaceuticals Inc.	22,832	2,954
Becton Dickinson and Co.	19,561	2,939
Cardinal Health Inc.	30,919	2,685
* Illumina Inc.	13,451	2,474
Humana Inc.	14,030	2,366
* Boston Scientific Corp.	125,476	2,294
Zoetis Inc.	46,230	2,159
Perrigo Co. plc	13,713	2,049
AmerisourceBergen Corp. Class A	20,549	2,027
* HCA Holdings Inc.	29,674	2,020
* Mylan NV	38,972	1,999
Baxter International Inc.	50,495	1,901
* Intuitive Surgical Inc.	3,438	1,788
Baxalta Inc.	50,795	1,746
* Incyte Corp.	14,694	1,679
* Cerner Corp.	27,934	1,665
St. Jude Medical Inc.	26,286	1,659
* Edwards Lifesciences Corp.	10,113	1,648
Zimmer Biomet Holdings Inc.	15,986	1,615
* BioMarin Pharmaceutical Inc.	15,071	1,437
* Endo International plc	21,196	1,303
Agilent Technologies Inc.	30,776	1,287
CR Bard Inc.	6,874	1,284
* Henry Schein Inc.	7,709	1,206
* DaVita HealthCare Partners Inc.	16,234	1,186
* Laboratory Corp. of America Holdings	9,328	1,134
Universal Health Services Inc. Class B	8,535	1,037
* Alkermes plc	13,906	1,020
* Hologic Inc.	22,847	922
Quest Diagnostics Inc.	13,254	905
* Jazz Pharmaceuticals plc	5,789	849
ResMed Inc.	13,292	792
DENTSPLY International Inc.	12,964	786
* Mallinckrodt plc	11,073	752
* Varian Medical Systems Inc.	9,234	746
* Alnylam Pharmaceuticals Inc.	6,880	716
* Isis Pharmaceuticals Inc.	11,264	688

Cooper Cos. Inc.	4,643	679
* Centene Corp.	11,277	651
* United Therapeutics Corp.	4,224	645
* DexCom Inc.	7,524	640
* MEDNAX Inc.	8,951	639
* IDEXX Laboratories Inc.	8,911	631
* Medivation Inc.	14,546	615
* athenahealth Inc.	3,534	593
* QIAGEN NV	21,758	575
* Sirona Dental Systems Inc.	5,269	572
PerkinElmer Inc.	10,573	562
Teleflex Inc.	3,988	525
* Align Technology Inc.	7,756	518
* Quintiles Transnational Holdings Inc.	7,501	510
* Envision Healthcare Holdings Inc.	17,724	487
* Health Net Inc.	6,973	441
* VCA Inc.	7,865	433
* Seattle Genetics Inc.	9,600	403
Patterson Cos. Inc.	8,274	377
* Brookdale Senior Living Inc.	16,573	373
* Acadia Healthcare Co. Inc.	4,718	326
* Charles River Laboratories International Inc.	4,246	325
* Alere Inc.	7,566	312
Bio-Techne Corp.	3,399	310
* Community Health Systems Inc.	10,474	303
* OPKO Health Inc.	27,303	299
* Tenet Healthcare Corp.	8,968	298
* Bluebird Bio Inc.	3,272	290
* LifePoint Health Inc.	3,909	280
* Bio-Rad Laboratories Inc. Class A	1,839	257
Hill-Rom Holdings Inc.	4,976	253
* Intercept Pharmaceuticals Inc.	1,408	248
* Bruker Corp.	10,975	248
* Allscripts Healthcare Solutions Inc.	16,307	248
* Akorn Inc.	6,849	228
* Veeva Systems Inc. Class A	6,200	179
* Puma Biotechnology Inc.	2,190	165
* Intrexon Corp.	4,038	147
* Agios Pharmaceuticals Inc.	2,259	146
* Premier Inc. Class A	3,376	116
* VWR Corp.	2,622	70
* Juno Therapeutics Inc.	887	50
		272,252
Materials & Processing (3.6%)
EI du Pont de Nemours & Co.	84,440	5,686
Dow Chemical Co.	104,291	5,437
Monsanto Co.	44,378	4,223
LyondellBasell Industries NV Class A	35,887	3,439
Praxair Inc.	26,872	3,031
Precision Castparts Corp.	12,881	2,982
Ecolab Inc.	24,715	2,945
Air Products & Chemicals Inc.	20,172	2,761
PPG Industries Inc.	25,427	2,689
Sherwin-Williams Co.	7,585	2,094
International Paper Co.	39,306	1,644
Ingersoll-Rand plc	24,394	1,431
Vulcan Materials Co.	12,359	1,269

WestRock Co.	24,205	1,226
Nucor Corp.	29,436	1,220
Alcoa Inc.	120,634	1,129
Fastenal Co.	27,161	1,102
Mosaic Co.	32,312	1,022
CF Industries Holdings Inc.	21,683	1,000
Eastman Chemical Co.	13,759	1,000
Celanese Corp. Class A	14,111	998
Martin Marietta Materials Inc.	6,262	986
Masco Corp.	32,398	969
Acuity Brands Inc.	4,045	934
Newmont Mining Corp.	49,276	907
International Flavors & Fragrances Inc.	7,555	907
Airgas Inc.	6,461	893
Ball Corp.	12,829	891
Sealed Air Corp.	19,585	888
Freeport-McMoRan Inc.	106,217	869
Ashland Inc.	6,374	718
* Crown Holdings Inc.	13,190	685
* WR Grace & Co.	6,919	680
Valspar Corp.	7,695	650
Packaging Corp. of America	9,160	623
RPM International Inc.	12,468	586
Albemarle Corp.	10,704	573
FMC Corp.	12,826	551
Lennox International Inc.	3,940	536
Owens Corning	10,645	499
Cytec Industries Inc.	6,430	481
Hexcel Corp.	9,287	437
Sonoco Products Co.	9,691	425
AptarGroup Inc.	5,693	424
Bemis Co. Inc.	8,854	417
Graphic Packaging Holding Co.	29,539	404
Reliance Steel & Aluminum Co.	6,686	393
Steel Dynamics Inc.	21,697	377
Watsco Inc.	2,572	327
NewMarket Corp.	775	320
Eagle Materials Inc.	4,523	312
Scotts Miracle-Gro Co. Class A	4,390	306
Southern Copper Corp.	11,141	287
* Owens-Illinois Inc.	14,530	280
* Axalta Coating Systems Ltd.	8,876	258
Valmont Industries Inc.	2,143	251
Compass Minerals International Inc.	2,943	248
Cabot Corp.	5,546	242
Huntsman Corp.	18,433	231
Domtar Corp.	5,575	229
Timken Co.	7,015	226
Westlake Chemical Corp.	3,563	214
Royal Gold Inc.	5,796	208
Silgan Holdings Inc.	3,805	207
* USG Corp.	8,095	195
* Armstrong World Industries Inc.	3,333	166
* Platform Specialty Products Corp.	11,958	150
Tahoe Resources Inc.	13,641	120
Allegheny Technologies Inc.	9,420	119
United States Steel Corp.	13,143	106

Chemours Co.	15,974	100
		71,133
Other (0.0%)[2]
* First Data Corp. Class A	7,425	125
Restaurant Brands International LP	78	3
		128
Producer Durables (10.7%)
General Electric Co.	876,421	26,240
Boeing Co.	64,511	9,383
3M Co.	59,192	9,268
United Technologies Corp.	83,009	7,973
Honeywell International Inc.	72,894	7,577
Union Pacific Corp.	81,625	6,852
United Parcel Service Inc. Class B	65,415	6,738
Accenture plc Class A	58,629	6,286
Lockheed Martin Corp.	25,286	5,542
Danaher Corp.	55,574	5,357
FedEx Corp.	26,468	4,196
Caterpillar Inc.	56,289	4,089
General Dynamics Corp.	27,194	3,983
Automatic Data Processing Inc.	43,785	3,777
Raytheon Co.	28,546	3,541
Delta Air Lines Inc.	76,109	3,536
Northrop Grumman Corp.	18,090	3,371
Emerson Electric Co.	62,355	3,118
Southwest Airlines Co.	62,332	2,860
Norfolk Southern Corp.	28,565	2,715
American Airlines Group Inc.	64,623	2,666
Illinois Tool Works Inc.	28,066	2,638
CSX Corp.	92,146	2,620
Eaton Corp. plc	43,587	2,535
Deere & Co.	31,280	2,489
Waste Management Inc.	42,388	2,279
* United Continental Holdings Inc.	35,459	1,976
Roper Technologies Inc.	9,453	1,829
PACCAR Inc.	33,115	1,721
Cummins Inc.	17,010	1,707
Paychex Inc.	30,386	1,648
Stanley Black & Decker Inc.	14,414	1,573
Tyco International plc	39,514	1,395
Parker-Hannifin Corp.	12,874	1,347
Rockwell Automation Inc.	12,418	1,322
AMETEK Inc.	22,252	1,256
WW Grainger Inc.	5,898	1,183
* Verisk Analytics Inc. Class A	15,731	1,179
* TransDigm Group Inc.	4,919	1,154
Rockwell Collins Inc.	12,281	1,138
Textron Inc.	25,729	1,098
Xerox Corp.	101,795	1,074
* Waters Corp.	7,705	1,023
Republic Services Inc. Class A	22,464	987
Dover Corp.	14,885	981
Alaska Air Group Inc.	12,055	961
* Stericycle Inc.	7,938	958
Pentair plc	16,783	952
Snap-on Inc.	5,493	946

Kansas City Southern	10,373	943
L-3 Communications Holdings Inc.	7,644	936
CH Robinson Worldwide Inc.	13,590	916
* Mettler-Toledo International Inc.	2,601	892
Towers Watson & Co. Class A	6,518	877
Expeditors International of Washington Inc.	17,892	869
* IHS Inc. Class A	6,447	795
Cintas Corp.	8,506	779
Wabtec Corp.	9,120	731
* JetBlue Airways Corp.	29,266	724
* United Rentals Inc.	9,104	716
* Spirit AeroSystems Holdings Inc. Class A	13,335	699
Fluor Corp.	13,858	674
JB Hunt Transport Services Inc.	8,561	670
ManpowerGroup Inc.	7,396	668
Robert Half International Inc.	12,561	643
* CoStar Group Inc.	3,066	642
Xylem Inc.	17,173	641
Waste Connections Inc.	11,629	634
Huntington Ingalls Industries Inc.	4,687	614
Allegion plc	9,010	606
* Middleby Corp.	5,459	601
Flowserve Corp.	12,724	588
ADT Corp.	16,253	577
Avery Dennison Corp.	8,656	571
AO Smith Corp.	7,084	565
* Trimble Navigation Ltd.	24,673	565
IDEX Corp.	7,066	557
Hubbell Inc. Class B	5,587	555
Carlisle Cos. Inc.	6,209	549
* Jacobs Engineering Group Inc.	11,962	528
* HD Supply Holdings Inc.	16,320	516
* Keysight Technologies Inc.	16,141	497
Orbital ATK Inc.	5,745	494
Macquarie Infrastructure Corp.	6,241	468
Allison Transmission Holdings Inc.	16,180	452
B/E Aerospace Inc.	9,596	444
* Copart Inc.	11,120	439
* AECOM	13,558	432
* Old Dominion Freight Line Inc.	6,631	422
Pitney Bowes Inc.	19,327	418
Toro Co.	5,378	415
Lincoln Electric Holdings Inc.	7,303	412
* Quanta Services Inc.	18,521	408
Graco Inc.	5,395	407
Nordson Corp.	5,583	405
Chicago Bridge & Iron Co. NV	9,472	405
Trinity Industries Inc.	14,873	404
Donaldson Co. Inc.	12,290	386
FLIR Systems Inc.	12,608	385
* Zebra Technologies Corp.	4,612	370
* Genpact Ltd.	14,307	361
AGCO Corp.	6,897	347
ITT Corp.	8,669	344
National Instruments Corp.	10,935	343
Oshkosh Corp.	7,597	333
* Genesee & Wyoming Inc. Class A	4,708	326

RR Donnelley & Sons Co.	20,195	325
* Kirby Corp.	4,953	320
Ryder System Inc.	4,810	317
Air Lease Corp. Class A	9,291	312
Booz Allen Hamilton Holding Corp. Class A	9,916	302
BWX Technologies Inc.	9,519	290
Regal Beloit Corp.	4,409	284
MSC Industrial Direct Co. Inc. Class A	4,285	264
KBR Inc.	12,725	247
Landstar System Inc.	3,894	243
* Spirit Airlines Inc.	6,565	241
* Colfax Corp.	8,870	240
* Clean Harbors Inc.	5,208	225
Rollins Inc.	8,238	224
Crane Co.	4,255	221
Kennametal Inc.	7,192	210
Manitowoc Co. Inc.	11,705	198
Terex Corp.	9,489	194
GATX Corp.	4,035	187
* WESCO International Inc.	3,886	187
Lexmark International Inc. Class A	5,382	185
Triumph Group Inc.	4,526	181
Covanta Holding Corp.	10,069	163
Copa Holdings SA Class A	2,874	148
Joy Global Inc.	8,638	133
* SPX FLOW Inc.	3,734	126
Teekay Corp.	4,000	111
* TopBuild Corp.	3,466	106
* Babcock & Wilcox Enterprises Inc.	4,759	91
SPX Corp.	3,734	41
		209,311
Technology (17.1%)
Apple Inc.	536,915	63,517
Microsoft Corp.	753,864	40,973
* Facebook Inc. Class A	201,665	21,022
* Alphabet Inc. Class A	26,866	20,495
* Alphabet Inc.	27,413	20,357
Intel Corp.	442,062	15,371
Cisco Systems Inc.	473,965	12,916
International Business Machines Corp.	84,680	11,806
Oracle Corp.	295,256	11,506
QUALCOMM Inc.	151,937	7,413
Texas Instruments Inc.	97,005	5,638
* salesforce.com inc	61,217	4,878
EMC Corp.	181,051	4,588
* Adobe Systems Inc.	46,670	4,268
* Cognizant Technology Solutions Corp. Class A	56,902	3,675
Avago Technologies Ltd. Class A	23,912	3,119
* Yahoo! Inc.	86,985	2,941
Broadcom Corp. Class A	51,483	2,813
Intuit Inc.	25,600	2,565
* Hewlett Packard Enterprise Co.	169,596	2,520
* LinkedIn Corp. Class A	10,141	2,465
Corning Inc.	117,797	2,206
Applied Materials Inc.	114,151	2,143
* HP Inc.	169,896	2,131
* Electronic Arts Inc.	29,213	1,980

Analog Devices Inc.	29,246	1,802
Activision Blizzard Inc.	47,125	1,775
* Micron Technology Inc.	101,045	1,610
NVIDIA Corp.	50,546	1,603
Amphenol Corp. Class A	28,892	1,591
Altera Corp.	28,305	1,495
Skyworks Solutions Inc.	17,975	1,492
SanDisk Corp.	19,216	1,420
* Red Hat Inc.	16,943	1,379
* Autodesk Inc.	21,417	1,359
* Twitter Inc.	53,170	1,351
Western Digital Corp.	21,051	1,314
* Palo Alto Networks Inc.	6,731	1,261
* SBA Communications Corp. Class A	11,943	1,256
* ServiceNow Inc.	14,232	1,238
Symantec Corp.	62,625	1,226
Xilinx Inc.	23,945	1,190
Motorola Solutions Inc.	16,379	1,176
Lam Research Corp.	14,659	1,146
* Citrix Systems Inc.	14,792	1,134
Juniper Networks Inc.	36,520	1,100
Maxim Integrated Products Inc.	26,270	1,019
Linear Technology Corp.	22,227	1,016
KLA-Tencor Corp.	14,906	991
Harris Corp.	11,519	958
* Akamai Technologies Inc.	16,520	952
Microchip Technology Inc.	19,524	943
* VeriSign Inc.	9,740	871
NetApp Inc.	27,591	846
* Workday Inc. Class A	9,959	834
CA Inc.	29,223	822
Amdocs Ltd.	14,506	821
* Qorvo Inc.	14,050	816
* ANSYS Inc.	8,349	778
* Gartner Inc.	7,840	732
* Synopsys Inc.	14,366	719
CDK Global Inc.	15,126	717
* Splunk Inc.	11,766	700
* F5 Networks Inc.	6,691	689
* Cadence Design Systems Inc.	27,685	617
Avnet Inc.	12,912	585
CDW Corp.	12,395	535
SS&C Technologies Holdings Inc.	7,358	529
* Arrow Electronics Inc.	9,179	519
* Ultimate Software Group Inc.	2,588	511
* Fortinet Inc.	13,710	494
* Nuance Communications Inc.	22,982	481
* VMware Inc. Class A	7,780	478
* Tableau Software Inc. Class A	4,828	469
Ingram Micro Inc.	14,905	461
Jabil Circuit Inc.	17,786	455
DST Systems Inc.	3,541	433
* ON Semiconductor Corp.	38,617	423
Teradyne Inc.	20,344	423
IAC/InterActiveCorp	6,625	416
* NCR Corp.	15,211	412
* CSRA Inc.	12,965	409

* Teradata Corp.	13,639	408
Computer Sciences Corp.	12,965	406
* ARRIS Group Inc.	13,037	399
* Freescale Semiconductor Ltd.	10,030	390
* PTC Inc.	10,443	376
Marvell Technology Group Ltd.	40,680	360
Brocade Communications Systems Inc.	38,150	358
* SolarWinds Inc.	6,021	352
Solera Holdings Inc.	6,493	349
Cypress Semiconductor Corp.	32,090	347
Leidos Holdings Inc.	5,970	346
* IMS Health Holdings Inc.	12,065	334
Sabre Corp.	11,034	323
Atmel Corp.	37,006	320
* Rackspace Hosting Inc.	10,863	311
* NetSuite Inc.	3,623	309
Cognex Corp.	8,312	308
* VeriFone Systems Inc.	10,262	294
* FireEye Inc.	12,429	284
* IPG Photonics Corp.	3,086	281
* Cree Inc.	9,682	268
* CommScope Holding Co. Inc.	9,233	264
* Arista Networks Inc.	2,965	218
* Zynga Inc. Class A	67,430	174
* Yelp Inc. Class A	5,750	173
* EchoStar Corp. Class A	3,787	148
Dolby Laboratories Inc. Class A	4,233	146
* Viavi Solutions Inc.	21,073	134
* Groupon Inc. Class A	43,686	126
King Digital Entertainment plc	7,006	124
* 3D Systems Corp.	9,478	86
* Lumentum Holdings Inc.	4,203	84
* GoDaddy Inc. Class A	2,069	64
* Black Knight Financial Services Inc. Class A	1,800	63
* Inovalon Holdings Inc. Class A	2,173	40
		335,065
Utilities (5.0%)
AT&T Inc.	567,276	19,100
Verizon Communications Inc.	380,085	17,275
Duke Energy Corp.	64,444	4,367
NextEra Energy Inc.	41,482	4,142
Southern Co.	84,648	3,770
Dominion Resources Inc.	55,389	3,732
American Electric Power Co. Inc.	45,684	2,559
PG&E Corp.	44,866	2,366
Sempra Energy	23,154	2,298
Exelon Corp.	80,517	2,199
PPL Corp.	61,826	2,105
Public Service Enterprise Group Inc.	46,948	1,836
Edison International	30,455	1,808
Consolidated Edison Inc.	27,353	1,700
Xcel Energy Inc.	47,278	1,686
Eversource Energy	29,791	1,518
WEC Energy Group Inc.	29,127	1,436
CenturyLink Inc.	52,999	1,427
* Level 3 Communications Inc.	26,672	1,356
DTE Energy Co.	16,527	1,330

FirstEnergy Corp.	38,825	1,219
Entergy Corp.	16,616	1,107
Ameren Corp.	22,454	983
American Water Works Co. Inc.	16,736	967
*	T-Mobile US Inc.	25,424	903
CMS Energy Corp.	25,756	902
SCANA Corp.	13,257	784
AGL Resources Inc.	11,277	706
CenterPoint Energy Inc.	40,395	685
Pinnacle West Capital Corp.	10,443	662
AES Corp.	64,399	643
Alliant Energy Corp.	10,634	640
Pepco Holdings Inc.	23,966	615
Atmos Energy Corp.	9,615	599
TECO Energy Inc.	22,363	589
NiSource Inc.	30,078	577
UGI Corp.	16,411	569
Frontier Communications Corp.	110,953	554
Westar Energy Inc. Class A	12,829	547
ITC Holdings Corp.	14,737	543
*	Calpine Corp.	35,490	524
OGE Energy Corp.	19,084	498
Aqua America Inc.	16,781	492
Great Plains Energy Inc.	13,889	375
NRG Energy Inc.	29,905	370
National Fuel Gas Co.	7,609	348
*	Zayo Group Holdings Inc.	13,888	337
Questar Corp.	17,003	322
Vectren Corp.	7,438	317
MDU Resources Group Inc.	17,533	305
Hawaiian Electric Industries Inc.	10,512	300
*	Sprint Corp.	71,009	259
Telephone & Data Systems Inc.	8,282	234
*	United States Cellular Corp.	1,179	49
97,534
Total Common Stocks (Cost $1,713,135)	1,946,367
Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund	0.239%	10,262,569	10,263

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.200%	2/5/16	200	200
5	Federal Home Loan Bank Discount Notes	0.225%	2/12/16	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.371%	5/4/16	100	100
[6,7] Freddie Mac Discount Notes	0.220%	4/15/16	300	299
1,099
Total Temporary Cash Investments (Cost $11,362)	11,362
Total Investments (99.9%) (Cost $1,724,497)	1,957,729
Other Assets and Liabilities-Net (0.1%)[4]	2,554
Net Assets (100%)	1,960,283

*	Non-income-producing security.

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,510,000.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
  “Other” represents securities that are not classified by the fund’s benchmark index.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  Includes $2,615,000 of collateral received for securities on loan.
  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
  Securities with a value of $599,000 have been segregated as initial margin for open futures contracts.
  The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
  REIT—Real Estate Investment Trust.
  Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,946,367	—	—
Temporary Cash Investments	10,263	1,099	—
Futures Contracts—Liabilities[1]	(57)
Total	1,956,573	1,099	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Russell 1000 Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	132	13,727	296

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,724,497,000. Net unrealized appreciation of investment securities for tax purposes was $233,232,000, consisting of unrealized gains of $316,323,000 on securities that had risen in value since their purchase and $83,091,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (6.2%)
	Wal-Mart Stores Inc.	279,412	16,441
	General Motors Co.	284,318	10,292
	Ford Motor Co.	690,583	9,896
	Target Corp.	103,591	7,510
	Time Warner Inc.	70,772	4,953
	Johnson Controls Inc.	90,111	4,145
	Carnival Corp.	75,176	3,799
	Royal Caribbean Cruises Ltd.	30,370	2,813
	Twenty-First Century Fox Inc. Class A	94,564	2,791
	Whirlpool Corp.	12,876	2,093
	Comcast Corp. Class A	31,492	1,917
	Kohl's Corp.	35,861	1,690
	Best Buy Co. Inc.	52,957	1,683
*	MGM Resorts International	72,593	1,651
	Goodyear Tire & Rubber Co.	47,244	1,648
	Mattel Inc.	59,249	1,473
*	Liberty Media Corp.	35,406	1,384
	Staples Inc.	113,987	1,376
	Coach Inc.	41,730	1,326
	PVH Corp.	14,501	1,324
	News Corp. Class A	88,434	1,269
	Ralph Lauren Corp. Class A	10,106	1,255
*	Liberty Interactive Corp. QVC Group Class A	47,243	1,251
	PulteGroup Inc.	64,018	1,247
	TEGNA Inc.	40,200	1,136
	DR Horton Inc.	33,441	1,080
	Newell Rubbermaid Inc.	23,369	1,044
	Darden Restaurants Inc.	17,824	1,001
	Fortune Brands Home & Security Inc.	17,968	988
	Lennar Corp. Class A	18,852	965
	Nielsen Holdings plc	19,891	929
	Cablevision Systems Corp. Class A	30,266	923
	Harley-Davidson Inc.	16,397	802
*	DISH Network Corp. Class A	12,521	785
	Garmin Ltd.	20,511	776
*	Liberty Media Corp. Class A	18,420	746
*	Toll Brothers Inc.	19,890	740
	Comcast Corp. Special Class A	11,248	687
^	GameStop Corp. Class A	18,653	653
	Macy's Inc.	16,555	647
	KAR Auction Services Inc.	16,485	625
*	Mohawk Industries Inc.	3,245	619
*	Liberty Broadband Corp.	11,613	613
	Outfront Media Inc.	24,306	555
	Tribune Media Co. Class A	14,213	554
*	Office Depot Inc.	79,516	524
	Gentex Corp.	26,559	444
*	Vista Outdoor Inc.	9,966	439
*	JC Penney Co. Inc.	54,475	434

*	Murphy USA Inc.	7,214	430
	John Wiley & Sons Inc. Class A	8,276	427
	Lear Corp.	3,283	413
	Tiffany & Co.	5,057	403
*	Cabela's Inc.	8,313	390
	Wendy's Co.	36,895	388
*	HomeAway Inc.	10,889	385
	Graham Holdings Co. Class B	636	344
	Gannett Co. Inc.	19,009	325
*	Hyatt Hotels Corp. Class A	6,259	308
	AMERCO	680	276
	Hasbro Inc.	3,683	269
	Dillard's Inc. Class A	3,556	267
	DSW Inc. Class A	11,520	264
	Cable One Inc.	586	261
	Avon Products Inc.	72,992	252
*	Liberty Broadband Corp. Class A	4,611	244
	Aaron's Inc.	9,976	242
	Foot Locker Inc.	3,570	232
	Brunswick Corp.	4,083	215
	Penske Automotive Group Inc.	4,543	212
	Genuine Parts Co.	2,092	190
	Dick's Sporting Goods Inc.	4,791	187
*	Discovery Communications Inc.	4,132	122
	H&R Block Inc.	3,002	110
*	Norwegian Cruise Line Holdings Ltd.	1,782	102
	Wynn Resorts Ltd.	1,566	98
	Aramark	2,780	91
	International Game Technology plc	5,165	80
	CST Brands Inc.	2,021	75
*	Discovery Communications Inc. Class A	2,348	73
*,^ Fitbit Inc. Class A		2,398	69
*	Fossil Group Inc.	1,296	50
*,^ Sears Holdings Corp.		2,058	46
	Lennar Corp. Class B	986	41
	Tupperware Brands Corp.	457	26
*	Clear Channel Outdoor Holdings Inc. Class A	3,722	20
			111,863
Consumer Staples (5.7%)
	Procter & Gamble Co.	479,818	35,910
	Mondelez International Inc. Class A	287,705	12,561
	Philip Morris International Inc.	137,529	12,019
	Walgreens Boots Alliance Inc.	129,169	10,854
	Archer-Daniels-Midland Co.	109,068	3,980
	Sysco Corp.	71,819	2,952
	ConAgra Foods Inc.	64,904	2,656
	JM Smucker Co.	21,070	2,553
	Tyson Foods Inc. Class A	49,232	2,462
	Molson Coors Brewing Co. Class B	24,477	2,253
	Bunge Ltd.	25,326	1,687
	Kimberly-Clark Corp.	13,255	1,579
	CVS Health Corp.	14,386	1,354
	Colgate-Palmolive Co.	19,535	1,283
	Altria Group Inc.	20,716	1,193
	Ingredion Inc.	10,872	1,072
*	Edgewell Personal Care Co.	11,031	888
	Pinnacle Foods Inc.	20,284	883

Campbell Soup Co.	12,633	660
Clorox Co.	4,880	607
* Rite Aid Corp.	70,698	557
^ Energizer Holdings Inc.	10,631	359
Kellogg Co.	4,414	303
Nu Skin Enterprises Inc. Class A	7,763	271
Pilgrim's Pride Corp.	10,336	222
Brown-Forman Corp. Class B	1,481	152
Whole Foods Market Inc.	5,023	146
* Herbalife Ltd.	1,803	104
Flowers Foods Inc.	3,178	75
* Blue Buffalo Pet Products Inc.	2,408	43
Brown-Forman Corp. Class A	315	36
		101,674
Energy (13.3%)
Exxon Mobil Corp.	739,412	60,380
Chevron Corp.	332,597	30,373
Schlumberger Ltd.	197,472	15,235
ConocoPhillips	218,129	11,790
Occidental Petroleum Corp.	135,849	10,269
Phillips 66	95,883	8,776
Kinder Morgan Inc.	315,789	7,443
EOG Resources Inc.	88,799	7,409
Valero Energy Corp.	90,016	6,469
Halliburton Co.	150,520	5,998
Anadarko Petroleum Corp.	89,818	5,380
Marathon Petroleum Corp.	88,393	5,163
Baker Hughes Inc.	76,553	4,139
Pioneer Natural Resources Co.	26,219	3,795
Devon Energy Corp.	72,745	3,347
Apache Corp.	66,761	3,283
Spectra Energy Corp.	118,797	3,112
Noble Energy Inc.	75,271	2,760
Hess Corp.	44,330	2,615
National Oilwell Varco Inc.	68,014	2,540
* Concho Resources Inc.	22,724	2,487
Tesoro Corp.	20,885	2,405
* Cameron International Corp.	33,877	2,313
Marathon Oil Corp.	118,818	2,081
Cimarex Energy Co.	16,800	2,000
* Cheniere Energy Inc.	41,747	1,985
EQT Corp.	26,828	1,535
* Weatherford International plc	135,262	1,462
HollyFrontier Corp.	29,172	1,403
* Newfield Exploration Co.	28,969	1,108
Columbia Pipeline Group Inc.	55,084	1,056
Helmerich & Payne Inc.	16,692	972
* Diamondback Energy Inc.	11,666	910
Murphy Oil Corp.	31,729	907
Energen Corp.	14,093	836
Range Resources Corp.	28,064	802
* First Solar Inc.	13,218	747
Ensco plc Class A	40,972	701
PBF Energy Inc. Class A	17,041	690
Oceaneering International Inc.	14,359	628
* Southwestern Energy Co.	67,654	610
ONEOK Inc.	20,491	604

	Nabors Industries Ltd.	57,902	585
*	Whiting Petroleum Corp.	35,348	584
^	Noble Corp. plc	42,855	569
^	Chesapeake Energy Corp.	101,174	533
	QEP Resources Inc.	31,780	502
*	FMC Technologies Inc.	14,506	493
*	Cobalt International Energy Inc.	65,343	482
*	Gulfport Energy Corp.	18,539	471
	World Fuel Services Corp.	10,535	459
	Rowan Cos. plc Class A	22,583	459
*	Dril-Quip Inc.	7,022	443
	Golar LNG Ltd.	15,915	435
	Superior Energy Services Inc.	27,090	425
*,^ Seadrill Ltd.		66,534	405
	Patterson-UTI Energy Inc.	24,694	401
*	Continental Resources Inc.	10,539	383
	SM Energy Co.	12,213	359
*	WPX Energy Inc.	40,134	344
*	NOW Inc.	18,662	343
	CONSOL Energy Inc.	40,549	320
	Diamond Offshore Drilling Inc.	10,689	242
*	Antero Resources Corp.	11,683	241
*	Laredo Petroleum Inc.	20,678	225
	Denbury Resources Inc.	59,807	221
	California Resources Corp.	52,622	216
*	SunPower Corp. Class A	8,776	210
	Targa Resources Corp.	4,804	189
*	Kosmos Energy Ltd.	26,421	177
*	Rice Energy Inc.	12,291	166
	RPC Inc.	8,430	112
	Frank's International NV	6,594	111
	CVR Energy Inc.	1,512	72
	TerraForm Power Inc. Class A	9,349	65
*	EP Energy Corp. Class A	5,531	31
*	SunEdison Inc.	3,592	11
			239,802
Financial Services (30.5%)
	Wells Fargo & Co.	823,930	45,399
	JPMorgan Chase & Co.	656,289	43,761
*	Berkshire Hathaway Inc. Class B	307,620	41,249
	Bank of America Corp.	1,857,325	32,373
	Citigroup Inc.	536,571	29,023
	American International Group Inc.	235,859	14,996
	Goldman Sachs Group Inc.	76,448	14,527
	US Bancorp	296,290	13,004
	Morgan Stanley	271,175	9,301
	American Express Co.	123,244	8,829
	PNC Financial Services Group Inc.	91,639	8,752
	MetLife Inc.	165,709	8,466
	Bank of New York Mellon Corp.	176,943	7,757
	Capital One Financial Corp.	96,684	7,591
	Prudential Financial Inc.	80,136	6,936
	ACE Ltd.	57,757	6,633
	Travelers Cos. Inc.	56,363	6,457
	CME Group Inc.	56,762	5,543
	BlackRock Inc.	15,138	5,506
	BB&T Corp.	137,162	5,297

Chubb Corp.	40,509	5,288
State Street Corp.	72,401	5,255
Equity Residential	64,376	5,138
Aflac Inc.	76,299	4,978
* Synchrony Financial	147,121	4,683
Allstate Corp.	71,936	4,515
Discover Financial Services	77,874	4,420
AvalonBay Communities Inc.	23,289	4,234
Prologis Inc.	92,697	3,963
SunTrust Banks Inc.	91,037	3,953
M&T Bank Corp.	28,105	3,522
Hartford Financial Services Group Inc.	74,356	3,394
Intercontinental Exchange Inc.	12,688	3,297
Vornado Realty Trust	33,162	3,209
Progressive Corp.	103,783	3,199
Ventas Inc.	58,571	3,124
Northern Trust Corp.	40,965	3,070
Fifth Third Bancorp	141,995	2,935
HCP Inc.	81,693	2,903
Franklin Resources Inc.	68,046	2,852
Weyerhaeuser Co.	83,386	2,683
Principal Financial Group Inc.	51,806	2,666
Essex Property Trust Inc.	11,468	2,647
General Growth Properties Inc.	101,422	2,583
Lincoln National Corp.	44,493	2,447
Regions Financial Corp.	235,610	2,389
Thomson Reuters Corp.	57,961	2,338
Invesco Ltd.	66,315	2,234
Host Hotels & Resorts Inc.	133,425	2,215
Realty Income Corp.	43,917	2,179
Macerich Co.	27,844	2,176
Welltower Inc.	33,870	2,140
Marsh & McLennan Cos. Inc.	37,959	2,099
Loews Corp.	54,909	2,080
SL Green Realty Corp.	17,568	2,074
XL Group plc Class A	54,010	2,062
* Markel Corp.	2,213	2,003
Charles Schwab Corp.	59,349	2,001
KeyCorp	149,342	1,958
Kimco Realty Corp.	72,888	1,902
Fidelity National Information Services Inc.	28,517	1,816
FNF Group	49,607	1,778
Cincinnati Financial Corp.	28,748	1,757
First Republic Bank	25,250	1,739
Huntington Bancshares Inc.	143,570	1,678
UDR Inc.	45,287	1,672
Voya Financial Inc.	40,652	1,655
Annaly Capital Management Inc.	168,312	1,612
Unum Group	43,593	1,599
* Ally Financial Inc.	79,222	1,581
* Arch Capital Group Ltd.	21,784	1,579
* E*TRADE Financial Corp.	50,696	1,543
Citizens Financial Group Inc.	54,611	1,454
Comerica Inc.	31,135	1,443
Everest Re Group Ltd.	7,779	1,435
* Alleghany Corp.	2,813	1,433
Torchmark Corp.	22,144	1,342

Raymond James Financial Inc.	22,546	1,324
VEREIT Inc.	158,870	1,323
CIT Group Inc.	30,511	1,311
New York Community Bancorp Inc.	77,853	1,277
Duke Realty Corp.	61,007	1,241
Nasdaq Inc.	20,657	1,211
PartnerRe Ltd.	8,578	1,193
Mid-America Apartment Communities Inc.	13,390	1,186
Alexandria Real Estate Equities Inc.	12,782	1,177
Camden Property Trust	15,411	1,177
WP Carey Inc.	18,496	1,144
Regency Centers Corp.	16,822	1,133
American Capital Agency Corp.	62,315	1,119
East West Bancorp Inc.	25,576	1,109
Zions Bancorporation	36,150	1,083
Reinsurance Group of America Inc. Class A	11,547	1,061
Apartment Investment & Management Co.	27,789	1,059
Kilroy Realty Corp.	15,685	1,047
Assurant Inc.	11,843	1,013
Axis Capital Holdings Ltd.	17,487	979
WR Berkley Corp.	16,871	939
Plum Creek Timber Co. Inc.	18,267	928
PacWest Bancorp	19,578	921
National Retail Properties Inc.	23,355	898
People's United Financial Inc.	53,618	898
DDR Corp.	52,594	897
Leucadia National Corp.	50,454	892
American Financial Group Inc.	12,038	891
RenaissanceRe Holdings Ltd.	7,987	885
Liberty Property Trust	25,910	878
Old Republic International Corp.	45,629	865
White Mountains Insurance Group Ltd.	1,044	844
* Forest City Enterprises Inc. Class A	37,806	841
Starwood Property Trust Inc.	41,312	840
BioMed Realty Trust Inc.	35,547	834
StanCorp Financial Group Inc.	7,305	830
Navient Corp.	69,239	825
Omega Healthcare Investors Inc.	23,277	802
American Campus Communities Inc.	19,696	796
Douglas Emmett Inc.	25,447	788
Synovus Financial Corp.	23,323	779
Brixmor Property Group Inc.	30,359	762
Weingarten Realty Investors	21,647	757
Spirit Realty Capital Inc.	76,894	755
Endurance Specialty Holdings Ltd.	11,137	735
Digital Realty Trust Inc.	10,137	731
Hospitality Properties Trust	26,211	728
Validus Holdings Ltd.	14,869	701
Assured Guaranty Ltd.	26,427	699
Commerce Bancshares Inc.	15,165	696
* Realogy Holdings Corp.	16,725	691
BankUnited Inc.	18,224	689
First Niagara Financial Group Inc.	62,625	675
Hanover Insurance Group Inc.	7,801	660
Cullen/Frost Bankers Inc.	9,432	658
Brown & Brown Inc.	20,249	657
Retail Properties of America Inc.	41,667	637

* Equity Commonwealth	22,856	631
Iron Mountain Inc.	22,635	629
First Horizon National Corp.	41,056	610
Ameriprise Financial Inc.	5,345	604
Allied World Assurance Co. Holdings AG	16,613	603
Apple Hospitality REIT Inc.	30,566	596
Senior Housing Properties Trust	41,142	594
Paramount Group Inc.	31,668	582
Arthur J Gallagher & Co.	13,298	582
NorthStar Realty Finance Corp.	31,804	574
Aspen Insurance Holdings Ltd.	10,998	556
Associated Banc-Corp	27,073	555
Two Harbors Investment Corp.	64,459	548
Popular Inc.	18,273	543
Piedmont Office Realty Trust Inc. Class A	27,521	536
Bank of Hawaii Corp.	7,731	535
Public Storage	2,228	535
Corrections Corp. of America	20,594	531
Rayonier Inc.	21,807	526
Healthcare Trust of America Inc. Class A	20,037	523
ProAssurance Corp.	9,826	520
Legg Mason Inc.	11,630	516
Chimera Investment Corp.	36,626	516
* Howard Hughes Corp.	4,106	508
Taubman Centers Inc.	7,064	508
American Homes 4 Rent Class A	29,788	500
Columbia Property Trust Inc.	19,707	494
Dun & Bradstreet Corp.	4,555	491
TCF Financial Corp.	30,148	462
MFA Financial Inc.	66,071	461
* OneMain Holdings Inc. Class A	9,432	457
Care Capital Properties Inc.	14,342	454
* Genworth Financial Inc. Class A	89,134	450
* SVB Financial Group	3,394	450
Brandywine Realty Trust	32,275	444
Communications Sales & Leasing Inc.	21,574	420
AmTrust Financial Services Inc.	6,575	411
Interactive Brokers Group Inc.	9,420	408
CBL & Associates Properties Inc.	29,859	390
Corporate Office Properties Trust	17,216	384
Post Properties Inc.	6,478	382
Gaming and Leisure Properties Inc.	13,411	365
Jones Lang LaSalle Inc.	2,194	364
* CoreLogic Inc.	9,099	335
WP Glimcher Inc.	31,673	334
BOK Financial Corp.	4,723	325
Boston Properties Inc.	2,450	306
TD Ameritrade Holding Corp.	7,307	268
* Santander Consumer USA Holdings Inc.	13,978	247
Mercury General Corp.	4,480	232
TFS Financial Corp.	10,979	206
Empire State Realty Trust Inc.	9,881	182
CNA Financial Corp.	4,409	162
* Zillow Group Inc.	5,936	146
American National Insurance Co.	1,302	140
* NorthStar Realty Europe Corp.	10,599	121
* Four Corners Property Trust Inc.	5,939	118

*	Signature Bank	740	117
*,^ Zillow Group Inc. Class A		2,968	77
*	SLM Corp.	5,637	38
*	TransUnion	1,280	33
	Waddell & Reed Financial Inc. Class A	874	33
			548,961
Health Care (11.5%)
	Johnson & Johnson	427,228	43,253
	Pfizer Inc.	1,088,957	35,685
	Merck & Co. Inc.	442,721	23,469
	Medtronic plc	252,055	18,990
*	Allergan plc	38,034	11,939
	Abbott Laboratories	263,284	11,827
	Thermo Fisher Scientific Inc.	46,721	6,466
	Anthem Inc.	37,125	4,840
	Aetna Inc.	46,574	4,786
*	Boston Scientific Corp.	217,854	3,982
*	HCA Holdings Inc.	52,145	3,549
	Perrigo Co. plc	21,100	3,152
	Zimmer Biomet Holdings Inc.	28,184	2,847
	Stryker Corp.	29,252	2,822
	Agilent Technologies Inc.	58,662	2,453
	Quest Diagnostics Inc.	25,541	1,745
*	Express Scripts Holding Co.	19,161	1,638
*	DaVita HealthCare Partners Inc.	22,170	1,619
	Universal Health Services Inc. Class B	13,165	1,600
*	Endo International plc	25,415	1,563
*	Laboratory Corp. of America Holdings	11,930	1,450
	St. Jude Medical Inc.	21,569	1,361
	Baxter International Inc.	34,596	1,303
	Baxalta Inc.	35,296	1,214
	DENTSPLY International Inc.	18,495	1,122
*	QIAGEN NV	41,305	1,092
	Teleflex Inc.	7,478	985
	UnitedHealth Group Inc.	8,246	929
	PerkinElmer Inc.	16,613	883
*	Mallinckrodt plc	12,241	831
*	Health Net Inc.	11,229	710
*	Community Health Systems Inc.	20,839	603
*	Mylan NV	11,310	580
*	Brookdale Senior Living Inc.	25,293	569
*	MEDNAX Inc.	7,106	507
*	LifePoint Health Inc.	7,014	502
	Cardinal Health Inc.	5,675	493
*	Bio-Rad Laboratories Inc. Class A	3,515	491
	Cooper Cos. Inc.	2,610	382
	Bio-Techne Corp.	3,936	359
	Humana Inc.	2,015	340
*	Alkermes plc	4,445	326
	Patterson Cos. Inc.	7,031	320
*	Allscripts Healthcare Solutions Inc.	21,010	320
*	Alnylam Pharmaceuticals Inc.	2,397	249
*	Alere Inc.	5,023	207
*	VWR Corp.	2,322	62
*	Quintiles Transnational Holdings Inc.	678	46
*	VCA Inc.	766	42

Hill-Rom Holdings Inc.	755	38
		206,541
Materials & Processing (3.2%)
Dow Chemical Co.	171,945	8,963
EI du Pont de Nemours & Co.	86,177	5,803
Precision Castparts Corp.	19,789	4,582
Ingersoll-Rand plc	43,287	2,540
Nucor Corp.	56,335	2,335
Alcoa Inc.	229,767	2,151
WestRock Co.	41,633	2,108
Vulcan Materials Co.	20,397	2,094
Mosaic Co.	61,347	1,941
Celanese Corp. Class A	25,333	1,792
Newmont Mining Corp.	93,652	1,724
Freeport-McMoRan Inc.	200,573	1,641
Martin Marietta Materials Inc.	10,134	1,595
Eastman Chemical Co.	19,527	1,419
Airgas Inc.	9,422	1,302
Ashland Inc.	10,772	1,213
Albemarle Corp.	19,458	1,042
Owens Corning	20,498	960
Praxair Inc.	8,364	943
Air Products & Chemicals Inc.	6,574	900
Cytec Industries Inc.	11,294	846
Sonoco Products Co.	17,711	776
Reliance Steel & Aluminum Co.	12,909	759
Bemis Co. Inc.	15,250	719
* Crown Holdings Inc.	13,671	710
AptarGroup Inc.	9,008	671
Steel Dynamics Inc.	37,441	651
* Owens-Illinois Inc.	26,816	517
Cabot Corp.	11,223	489
Valmont Industries Inc.	3,995	468
Domtar Corp.	11,385	468
Westlake Chemical Corp.	7,258	436
Timken Co.	13,371	431
Royal Gold Inc.	10,852	390
^ Southern Copper Corp.	13,980	360
Graphic Packaging Holding Co.	23,318	319
FMC Corp.	6,178	265
Allegheny Technologies Inc.	19,819	251
* Platform Specialty Products Corp.	18,957	238
^ United States Steel Corp.	25,933	209
Tahoe Resources Inc.	23,350	206
Huntsman Corp.	12,664	159
International Paper Co.	3,531	148
* Armstrong World Industries Inc.	2,439	121
Chemours Co.	16,432	103
Scotts Miracle-Gro Co. Class A	772	54
		57,812
Other (0.0%)[2]
* First Data Corp. Class A	4,275	72

Producer Durables (9.9%)
General Electric Co.	1,660,246	49,708
United Technologies Corp.	143,040	13,739

Danaher Corp.	85,148	8,207
Raytheon Co.	54,057	6,705
Caterpillar Inc.	88,249	6,411
General Dynamics Corp.	35,618	5,217
Norfolk Southern Corp.	53,673	5,102
FedEx Corp.	32,110	5,091
Eaton Corp. plc	82,122	4,776
Northrop Grumman Corp.	23,744	4,425
Waste Management Inc.	73,940	3,976
Deere & Co.	48,239	3,838
CSX Corp.	129,716	3,688
Lockheed Martin Corp.	13,552	2,970
Stanley Black & Decker Inc.	24,606	2,686
Roper Technologies Inc.	11,006	2,130
Xerox Corp.	194,289	2,050
Republic Services Inc. Class A	42,749	1,878
Dover Corp.	28,478	1,877
Emerson Electric Co.	36,931	1,847
Pentair plc	31,775	1,802
L-3 Communications Holdings Inc.	14,671	1,796
Kansas City Southern	19,388	1,763
Textron Inc.	38,209	1,630
Automatic Data Processing Inc.	16,303	1,406
Parker-Hannifin Corp.	13,329	1,395
Towers Watson & Co. Class A	10,078	1,356
Fluor Corp.	25,963	1,262
ManpowerGroup Inc.	13,872	1,252
Waste Connections Inc.	22,070	1,203
Xylem Inc.	32,224	1,203
ADT Corp.	29,676	1,053
* Trimble Navigation Ltd.	42,479	973
* Jacobs Engineering Group Inc.	21,763	961
Orbital ATK Inc.	10,572	908
Macquarie Infrastructure Corp.	11,985	899
Hubbell Inc. Class B	8,712	865
* JetBlue Airways Corp.	34,227	847
Cummins Inc.	8,079	811
Carlisle Cos. Inc.	8,821	780
Trinity Industries Inc.	27,095	736
* AECOM	22,887	728
Chicago Bridge & Iron Co. NV	17,015	727
AGCO Corp.	13,292	668
* Kirby Corp.	9,850	636
* Quanta Services Inc.	28,745	634
ITT Corp.	15,802	627
Ryder System Inc.	9,264	611
Oshkosh Corp.	13,908	610
Flowserve Corp.	12,743	589
Air Lease Corp. Class A	17,157	577
KBR Inc.	25,786	501
National Instruments Corp.	15,799	496
Regal Beloit Corp.	7,590	489
Pitney Bowes Inc.	22,345	483
* Colfax Corp.	17,635	477
BWX Technologies Inc.	15,503	472
Crane Co.	8,116	422
Manitowoc Co. Inc.	24,625	416

Allison Transmission Holdings Inc.	14,865	416
Kennametal Inc.	14,185	415
Paychex Inc.	7,584	411
* Genesee & Wyoming Inc. Class A	5,938	411
Lexmark International Inc. Class A	11,204	385
* WESCO International Inc.	8,003	385
Terex Corp.	18,775	384
GATX Corp.	7,878	365
MSC Industrial Direct Co. Inc. Class A	5,527	341
Triumph Group Inc.	8,282	332
Tyco International plc	9,160	323
PACCAR Inc.	5,697	296
Copa Holdings SA Class A	5,578	288
FLIR Systems Inc.	9,377	287
Joy Global Inc.	17,424	267
RR Donnelley & Sons Co.	16,539	266
* SPX FLOW Inc.	7,327	246
* IHS Inc. Class A	1,658	204
* Clean Harbors Inc.	3,248	141
* Keysight Technologies Inc.	4,507	139
* Babcock & Wilcox Enterprises Inc.	7,144	137
Teekay Corp.	4,868	136
IDEX Corp.	1,324	104
* Spirit AeroSystems Holdings Inc. Class A	1,889	99
SPX Corp.	7,327	81
Donaldson Co. Inc.	2,432	76
Avery Dennison Corp.	983	65
Lincoln Electric Holdings Inc.	977	55
Booz Allen Hamilton Holding Corp. Class A	1,328	40
		178,480
Technology (10.9%)
Microsoft Corp.	619,452	33,667
Intel Corp.	780,252	27,129
Cisco Systems Inc.	899,494	24,511
QUALCOMM Inc.	244,507	11,930
International Business Machines Corp.	71,532	9,973
Oracle Corp.	224,130	8,734
EMC Corp.	315,366	7,991
* Yahoo! Inc.	166,045	5,614
Broadcom Corp. Class A	90,594	4,949
* Hewlett Packard Enterprise Co.	319,377	4,746
Corning Inc.	221,568	4,150
* HP Inc.	319,377	4,005
Activision Blizzard Inc.	89,374	3,366
NVIDIA Corp.	94,615	3,001
* Micron Technology Inc.	174,571	2,781
SanDisk Corp.	36,570	2,701
Western Digital Corp.	39,393	2,459
Symantec Corp.	119,617	2,342
Altera Corp.	36,669	1,936
Xilinx Inc.	34,740	1,726
Juniper Networks Inc.	56,723	1,709
Applied Materials Inc.	87,688	1,646
CA Inc.	55,083	1,548
Amdocs Ltd.	27,029	1,529
Harris Corp.	17,977	1,495
Maxim Integrated Products Inc.	32,970	1,278

* Synopsys Inc.	25,213	1,263
* SBA Communications Corp. Class A	11,597	1,220
* ANSYS Inc.	12,960	1,208
NetApp Inc.	35,901	1,101
Avnet Inc.	23,548	1,067
* Arrow Electronics Inc.	16,587	938
* Nuance Communications Inc.	44,049	922
* NCR Corp.	30,264	821
Ingram Micro Inc.	25,900	801
Teradyne Inc.	36,880	766
* CSRA Inc.	24,231	764
Computer Sciences Corp.	24,231	759
Marvell Technology Group Ltd.	80,925	717
Jabil Circuit Inc.	27,968	716
Brocade Communications Systems Inc.	73,007	685
* Autodesk Inc.	10,507	667
Cypress Semiconductor Corp.	58,531	633
Leidos Holdings Inc.	10,912	632
Lam Research Corp.	7,899	618
* ARRIS Group Inc.	20,098	614
* Cree Inc.	19,394	536
* Zynga Inc. Class A	128,742	332
Dolby Laboratories Inc. Class A	8,763	303
Analog Devices Inc.	4,883	301
* EchoStar Corp. Class A	7,415	290
* CommScope Holding Co. Inc.	9,829	281
* Viavi Solutions Inc.	39,173	249
* Teradata Corp.	6,167	185
DST Systems Inc.	1,471	180
* Lumentum Holdings Inc.	7,831	157
SS&C Technologies Holdings Inc.	1,750	126
* 3D Systems Corp.	11,858	108
* Freescale Semiconductor Ltd.	1,655	64
* ON Semiconductor Corp.	5,480	60
* Black Knight Financial Services Inc. Class A	434	15
		197,015
Utilities (8.2%)
AT&T Inc.	918,277	30,918
Duke Energy Corp.	122,387	8,293
NextEra Energy Inc.	78,642	7,853
Southern Co.	160,708	7,158
Dominion Resources Inc.	99,722	6,718
American Electric Power Co. Inc.	86,705	4,856
PG&E Corp.	84,455	4,453
Sempra Energy	43,873	4,354
Exelon Corp.	151,345	4,133
PPL Corp.	117,657	4,005
Public Service Enterprise Group Inc.	89,091	3,484
Edison International	57,702	3,425
Consolidated Edison Inc.	51,851	3,223
Xcel Energy Inc.	89,681	3,198
Eversource Energy	55,738	2,840
WEC Energy Group Inc.	55,357	2,730
CenturyLink Inc.	98,908	2,664
DTE Energy Co.	31,549	2,539
Verizon Communications Inc.	51,625	2,346
FirstEnergy Corp.	74,176	2,328

*	Level 3 Communications Inc.			44,905	2,283
	Entergy Corp.			31,623	2,107
	Ameren Corp.			42,876	1,876
	American Water Works Co. Inc.			32,004	1,849
	CMS Energy Corp.			49,125	1,720
*	T-Mobile US Inc.			48,394	1,718
	SCANA Corp.			25,147	1,487
	AGL Resources Inc.			21,245	1,329
	CenterPoint Energy Inc.			75,250	1,276
	Pinnacle West Capital Corp.			19,650	1,245
	Alliant Energy Corp.			20,004	1,204
	AES Corp.			118,956	1,188
	Pepco Holdings Inc.			44,725	1,148
	Atmos Energy Corp.			18,000	1,122
	TECO Energy Inc.			40,856	1,075
	NiSource Inc.			55,684	1,069
	UGI Corp.			30,628	1,062
	Westar Energy Inc. Class A			24,632	1,051
	Frontier Communications Corp.			204,746	1,022
	Aqua America Inc.			30,853	906
	OGE Energy Corp.			34,529	902
*	Calpine Corp.			56,921	841
	Great Plains Energy Inc.			27,003	729
	NRG Energy Inc.			58,784	727
	National Fuel Gas Co.			14,653	670
	ITC Holdings Corp.			17,322	639
	Vectren Corp.			14,593	621
	MDU Resources Group Inc.			34,153	595
	Questar Corp.			30,776	583
	Hawaiian Electric Industries Inc.			18,934	541
*	Sprint Corp.			131,010	478
	Telephone & Data Systems Inc.			16,256	460
*	United States Cellular Corp.			2,757	115
*	Zayo Group Holdings Inc.			3,740	91
					147,247
Total Common Stocks (Cost $1,688,568)					1,789,467
		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund		0.239%		4,635,973	4,636

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes		0.115%	1/8/16	100	100
[5,6] Federal Home Loan Bank Discount Notes		0.235%	3/23/16	100	100
5	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	600	599
[5,6] Federal Home Loan Bank Discount Notes		0.260%	4/27/16	200	200
[5,6] Federal Home Loan Bank Discount Notes		0.290%	4/29/16	500	499
7	Freddie Mac Discount Notes	0.220%	4/15/16	400	400
					1,898
Total Temporary Cash Investments (Cost $6,534)					6,534

Total Investments (99.8%) (Cost $1,695,102)	1,796,001
Other Assets and Liabilities-Net (0.2%)[4]	3,636
Net Assets (100%)	1,799,637

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,377,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,504,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $599,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

Russell 1000 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,789,467	—	—
Temporary Cash Investments	4,636	1,898	—
Futures Contracts—Liabilities[1]	(46)	—	—
Total	1,794,057	1,898	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	91	9,463	300

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,695,110,000. Net unrealized appreciation of investment securities for tax purposes was $100,891,000, consisting of unrealized gains of $206,440,000 on securities that had risen in value since their purchase and $105,549,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (22.9%)
*	Amazon.com Inc.	77,530	51,542
	Walt Disney Co.	345,126	39,161
	Home Depot Inc.	264,202	35,371
	Comcast Corp. Class A	459,950	27,993
	McDonald's Corp.	194,989	22,260
	Starbucks Corp.	305,320	18,744
	NIKE Inc. Class B	137,776	18,225
	Lowe's Cos. Inc.	193,806	14,846
	Costco Wholesale Corp.	89,568	14,458
*	Priceline Group Inc.	10,532	13,153
*	Netflix Inc.	86,275	10,640
	Time Warner Cable Inc.	57,478	10,620
	TJX Cos. Inc.	138,215	9,758
*	eBay Inc.	246,763	7,302
	Twenty-First Century Fox Inc. Class A	229,390	6,769
	Yum! Brands Inc.	87,884	6,372
	Time Warner Inc.	86,265	6,037
*	O'Reilly Automotive Inc.	20,519	5,414
	Delphi Automotive plc	58,737	5,162
	CBS Corp. Class B	100,086	5,052
*	AutoZone Inc.	6,362	4,986
	L Brands Inc.	50,446	4,813
*,^ Tesla Motors Inc.		19,846	4,570
	VF Corp.	68,768	4,449
	Ross Stores Inc.	84,180	4,378
	Dollar General Corp.	61,918	4,050
	Omnicom Group Inc.	49,890	3,688
*	Chipotle Mexican Grill Inc. Class A	6,326	3,666
	Estee Lauder Cos. Inc. Class A	42,797	3,600
	Viacom Inc. Class B	70,714	3,521
*	Dollar Tree Inc.	46,576	3,515
	Las Vegas Sands Corp.	74,591	3,286
*	Under Armour Inc. Class A	36,370	3,136
	Marriott International Inc. Class A	42,532	3,016
*,^ Charter Communications Inc. Class A		15,288	2,864
	Genuine Parts Co.	28,588	2,591
	Hanesbrands Inc.	81,725	2,507
	Starwood Hotels & Resorts Worldwide Inc.	34,873	2,505
	Tractor Supply Co.	27,697	2,475
	Expedia Inc.	20,049	2,468
	Hilton Worldwide Holdings Inc.	105,923	2,460
*	CarMax Inc.	42,538	2,437
	Advance Auto Parts Inc.	14,974	2,437
	Nielsen Holdings plc	51,604	2,409
*	Ulta Salon Cosmetics & Fragrance Inc.	13,067	2,182
	Signet Jewelers Ltd.	16,211	2,130
*	Jarden Corp.	42,629	1,990
	BorgWarner Inc.	45,856	1,958
	Macy's Inc.	50,074	1,957

* Sirius XM Holdings Inc.	470,586	1,934
Interpublic Group of Cos. Inc.	83,514	1,921
H&R Block Inc.	52,036	1,909
* Bed Bath & Beyond Inc.	35,013	1,909
* TripAdvisor Inc.	22,689	1,869
Wyndham Worldwide Corp.	24,543	1,863
* DISH Network Corp. Class A	29,656	1,860
* LKQ Corp.	61,989	1,828
* Michael Kors Holdings Ltd.	40,182	1,729
* Mohawk Industries Inc.	8,822	1,683
Foot Locker Inc.	24,612	1,600
Nordstrom Inc.	28,379	1,598
Lear Corp.	12,016	1,513
* Discovery Communications Inc.	50,714	1,500
Harman International Industries Inc.	14,496	1,495
Polaris Industries Inc.	13,571	1,431
* Norwegian Cruise Line Holdings Ltd.	24,720	1,420
* NVR Inc.	827	1,391
Tiffany & Co.	17,259	1,375
Hasbro Inc.	18,553	1,356
Johnson Controls Inc.	29,280	1,347
Leggett & Platt Inc.	28,219	1,315
* Hertz Global Holdings Inc.	82,289	1,305
Gap Inc.	48,308	1,291
Newell Rubbermaid Inc.	27,871	1,245
* Liberty Ventures Class A	28,446	1,223
* Liberty Interactive Corp. QVC Group Class A	45,481	1,204
* WABCO Holdings Inc.	11,148	1,198
Domino's Pizza Inc.	11,118	1,195
Williams-Sonoma Inc.	18,574	1,176
Service Corp. International	41,533	1,157
Aramark	35,458	1,157
Harley-Davidson Inc.	23,429	1,146
* lululemon athletica Inc.	22,793	1,090
Scripps Networks Interactive Inc. Class A	18,847	1,071
* AMC Networks Inc. Class A	12,400	1,008
* Tempur Sealy International Inc.	12,572	999
* Visteon Corp.	8,272	992
Lamar Advertising Co. Class A	16,714	976
* Panera Bread Co. Class A	5,246	954
* AutoNation Inc.	14,779	945
Carter's Inc.	10,834	934
Wynn Resorts Ltd.	14,835	931
* Discovery Communications Inc. Class A	28,718	894
DR Horton Inc.	27,542	890
Dunkin' Brands Group Inc.	19,652	834
* Sally Beauty Holdings Inc.	31,826	823
* Avis Budget Group Inc.	21,808	815
Cinemark Holdings Inc.	23,160	804
* ServiceMaster Global Holdings Inc.	20,930	784
Target Corp.	10,777	781
* Skechers U.S.A. Inc. Class A	25,168	760
* Live Nation Entertainment Inc.	29,637	752
Six Flags Entertainment Corp.	14,491	752
Brunswick Corp.	13,979	736
Lennar Corp. Class A	14,023	718
* Madison Square Garden Co. Class A	4,151	674

	Lions Gate Entertainment Corp.	19,323	656
	Fortune Brands Home & Security Inc.	11,447	629
*	Starz	17,750	626
*	Pandora Media Inc.	42,073	581
	Brinker International Inc.	12,144	554
	Tupperware Brands Corp.	9,752	554
	Thor Industries Inc.	9,175	531
	Gentex Corp.	30,465	510
	Dick's Sporting Goods Inc.	13,007	508
*	Kate Spade & Co.	25,126	504
	CST Brands Inc.	13,201	492
	Coty Inc. Class A	17,350	482
*	Toll Brothers Inc.	12,819	477
*	Urban Outfitters Inc.	19,053	427
*	GoPro Inc. Class A	18,530	378
	Choice Hotels International Inc.	6,917	353
	KAR Auction Services Inc.	9,253	351
	Regal Entertainment Group Class A	16,149	303
*	Fossil Group Inc.	7,223	278
	AMERCO	677	274
	Darden Restaurants Inc.	4,867	273
*	Michaels Cos. Inc.	12,210	271
*	MSG Networks Inc.	12,456	246
	Coach Inc.	7,489	238
*	HomeAway Inc.	5,829	206
	Extended Stay America Inc.	11,606	199
	International Game Technology plc	12,317	191
	Whirlpool Corp.	1,132	184
	Cablevision Systems Corp. Class A	5,578	170
*,^ Fitbit Inc. Class A		5,635	162
	Penske Automotive Group Inc.	3,137	146
*	MGM Resorts International	5,963	136
*	Office Depot Inc.	18,835	124
	Viacom Inc. Class A	2,004	104
	Ralph Lauren Corp. Class A	625	78
*	Vista Outdoor Inc.	1,615	71
	Aaron's Inc.	2,217	54
*	Cabela's Inc.	927	43
	Dillard's Inc. Class A	504	38
	Lennar Corp. Class B	741	31
*	Murphy USA Inc.	469	28
*	Clear Channel Outdoor Holdings Inc. Class A	4,576	24
	DSW Inc. Class A	855	20
*	Sears Holdings Corp.	207	5
			501,493
Consumer Staples (10.1%)
	Coca-Cola Co.	797,491	33,989
	PepsiCo Inc.	300,264	30,075
	Altria Group Inc.	376,466	21,684
	CVS Health Corp.	213,127	20,053
	Philip Morris International Inc.	156,752	13,699
	Colgate-Palmolive Co.	161,199	10,588
	Kraft Heinz Co.	120,248	8,861
	Reynolds American Inc.	167,697	7,756
	Kroger Co.	199,123	7,499
	General Mills Inc.	121,078	6,994
	Kimberly-Clark Corp.	58,670	6,991

*	Monster Beverage Corp.	30,357	4,694
	Constellation Brands Inc. Class A	33,354	4,678
	Dr Pepper Snapple Group Inc.	38,965	3,497
	Mead Johnson Nutrition Co.	41,259	3,325
	Kellogg Co.	45,691	3,142
	Clorox Co.	21,029	2,614
	Hershey Co.	29,445	2,541
	Brown-Forman Corp. Class B	23,780	2,438
	Coca-Cola Enterprises Inc.	47,383	2,383
	Church & Dwight Co. Inc.	26,554	2,278
	McCormick & Co. Inc.	25,954	2,230
	Walgreens Boots Alliance Inc.	26,304	2,210
	Hormel Foods Corp.	27,408	2,053
	Whole Foods Market Inc.	66,430	1,936
	Sysco Corp.	37,643	1,547
*	WhiteWave Foods Co. Class A	35,526	1,443
	Keurig Green Mountain Inc.	26,187	1,372
	Campbell Soup Co.	20,519	1,072
*	Rite Aid Corp.	117,814	928
*	Hain Celestial Group Inc.	21,084	900
*	Sprouts Farmers Market Inc.	31,324	756
	Flowers Foods Inc.	31,492	741
*,^ Herbalife Ltd.		12,666	731
	Brown-Forman Corp. Class A	5,244	595
	GNC Holdings Inc. Class A	17,493	522
	ConAgra Foods Inc.	12,092	495
	Spectrum Brands Holdings Inc.	4,993	473
	Ingredion Inc.	2,005	198
	Tyson Foods Inc. Class A	2,820	141
*	Blue Buffalo Pet Products Inc.	5,001	90
	Nu Skin Enterprises Inc. Class A	2,356	82
	Pilgrim's Pride Corp.	1,388	30
			220,324
Energy (0.7%)
	Williams Cos. Inc.	152,161	5,563
	Schlumberger Ltd.	31,139	2,402
	Cabot Oil & Gas Corp.	83,709	1,576
*	FMC Technologies Inc.	30,842	1,049
	EOG Resources Inc.	9,518	794
	ONEOK Inc.	19,150	565
	Marathon Petroleum Corp.	8,507	497
*,^ SolarCity Corp.		12,232	352
*	Memorial Resource Development Corp.	18,137	295
	HollyFrontier Corp.	5,618	270
	Targa Resources Corp.	5,293	208
*	Continental Resources Inc.	5,397	196
	Tesoro Corp.	1,451	167
*	SunEdison Inc.	49,890	159
	Oceaneering International Inc.	3,269	143
	World Fuel Services Corp.	2,317	101
	Range Resources Corp.	2,130	61
	CVR Energy Inc.	1,020	49
	RPC Inc.	1,310	17
*	SunPower Corp. Class A	691	17
	TerraForm Power Inc. Class A	521	4
			14,485

Financial Services (9.4%)
Visa Inc. Class A	398,574	31,491
MasterCard Inc. Class A	203,701	19,946
Simon Property Group Inc.	63,218	11,774
* PayPal Holdings Inc.	246,763	8,701
American Tower Corporation	86,022	8,549
Public Storage	26,859	6,448
Crown Castle International Corp.	67,881	5,832
Charles Schwab Corp.	164,659	5,551
Aon plc	57,377	5,436
McGraw Hill Financial Inc.	55,697	5,373
* Fiserv Inc.	48,306	4,649
T. Rowe Price Group Inc.	53,206	4,052
Moody's Corp.	35,940	3,706
Marsh & McLennan Cos. Inc.	65,588	3,627
* Alliance Data Systems Corp.	12,643	3,627
Boston Properties Inc.	28,619	3,577
Equinix Inc.	11,833	3,508
Ameriprise Financial Inc.	30,649	3,462
* Berkshire Hathaway Inc. Class B	24,503	3,286
BlackRock Inc.	8,153	2,965
* FleetCor Technologies Inc.	18,812	2,892
Equifax Inc.	24,284	2,708
American Express Co.	34,329	2,459
* CBRE Group Inc. Class A	58,557	2,194
Intercontinental Exchange Inc.	8,105	2,106
Extra Space Storage Inc.	24,815	2,078
Federal Realty Investment Trust	13,959	2,045
Welltower Inc.	32,161	2,032
Western Union Co.	105,458	1,989
* Affiliated Managers Group Inc.	11,160	1,978
Global Payments Inc.	26,864	1,903
Total System Services Inc.	33,692	1,885
TD Ameritrade Holding Corp.	46,041	1,686
MSCI Inc. Class A	23,024	1,614
Fidelity National Information Services Inc.	24,752	1,576
SEI Investments Co.	28,489	1,550
* Signature Bank	9,612	1,520
* Vantiv Inc. Class A	28,833	1,520
FactSet Research Systems Inc.	8,490	1,439
Broadridge Financial Solutions Inc.	24,382	1,341
Jack Henry & Associates Inc.	16,781	1,332
CBOE Holdings Inc.	17,168	1,240
Lazard Ltd. Class A	25,599	1,190
Digital Realty Trust Inc.	15,658	1,129
Jones Lang LaSalle Inc.	6,745	1,120
Bank of New York Mellon Corp.	24,448	1,072
Equity LifeStyle Properties Inc.	17,003	1,061
Eaton Vance Corp.	24,355	875
* SVB Financial Group	6,591	873
Arthur J Gallagher & Co.	18,889	826
LPL Financial Holdings Inc.	16,912	778
Plum Creek Timber Co. Inc.	14,793	752
* WEX Inc.	7,912	746
Tanger Factory Outlet Centers Inc.	19,660	655
Federated Investors Inc. Class B	19,365	607
Waddell & Reed Financial Inc. Class A	15,971	597

*	SLM Corp.	80,302	542
	NorthStar Asset Management Group Inc.	39,855	542
	Erie Indemnity Co. Class A	5,102	491
	Iron Mountain Inc.	16,998	472
*	Realogy Holdings Corp.	11,121	459
*	Howard Hughes Corp.	3,328	412
	Invesco Ltd.	11,376	383
	Omega Healthcare Investors Inc.	10,515	362
	Taubman Centers Inc.	4,908	353
*	Credit Acceptance Corp.	1,652	331
	Morningstar Inc.	3,830	309
*	CoreLogic Inc.	7,878	290
	Weyerhaeuser Co.	8,653	278
*,^ Zillow Group Inc.		11,106	274
	Legg Mason Inc.	6,138	272
	Artisan Partners Asset Management Inc. Class A	6,940	271
*	Markel Corp.	277	251
	Dun & Bradstreet Corp.	2,061	222
	Post Properties Inc.	3,574	211
	Empire State Realty Trust Inc.	10,206	188
*	LendingClub Corp.	13,037	157
	Leucadia National Corp.	8,577	152
*	Ally Financial Inc.	6,845	137
*,^ Zillow Group Inc. Class A		5,049	131
*	TransUnion	5,007	128
	Columbia Property Trust Inc.	3,109	78
	Gaming and Leisure Properties Inc.	2,353	64
	Healthcare Trust of America Inc. Class A	2,370	62
	Interactive Brokers Group Inc.	972	42
*	Four Corners Property Trust Inc.	1,695	34
	AmTrust Financial Services Inc.	422	26
*	Santander Consumer USA Holdings Inc.	937	17
			206,869
Health Care (16.3%)
	Gilead Sciences Inc.	298,889	31,670
	Amgen Inc.	154,706	24,923
	Bristol-Myers Squibb Co.	339,129	22,725
	UnitedHealth Group Inc.	184,021	20,741
	AbbVie Inc.	336,763	19,583
*	Celgene Corp.	161,419	17,667
	Eli Lilly & Co.	199,142	16,338
*	Biogen Inc.	45,291	12,992
*	Allergan plc	36,031	11,310
*	Express Scripts Holding Co.	115,368	9,862
	McKesson Corp.	47,051	8,909
*	Regeneron Pharmaceuticals Inc.	15,934	8,676
*	Alexion Pharmaceuticals Inc.	43,868	7,828
	Johnson & Johnson	72,712	7,361
	Cigna Corp.	52,292	7,058
*	Vertex Pharmaceuticals Inc.	49,608	6,417
	Becton Dickinson and Co.	42,592	6,399
*	Illumina Inc.	29,368	5,401
	Cardinal Health Inc.	60,863	5,286
	Humana Inc.	28,265	4,767
	Zoetis Inc.	101,698	4,749
	AmerisourceBergen Corp. Class A	44,829	4,422
*	Intuitive Surgical Inc.	7,521	3,911

	Thermo Fisher Scientific Inc.	27,240	3,770
*	Mylan NV	72,396	3,714
*	Incyte Corp.	31,939	3,649
*	Cerner Corp.	61,017	3,637
*	Edwards Lifesciences Corp.	21,932	3,575
	Merck & Co. Inc.	65,649	3,480
	Stryker Corp.	35,037	3,380
*	BioMarin Pharmaceutical Inc.	32,716	3,120
	CR Bard Inc.	15,168	2,834
*	Henry Schein Inc.	17,155	2,684
	Baxter International Inc.	70,304	2,647
	Baxalta Inc.	70,604	2,427
*	Hologic Inc.	50,305	2,030
	St. Jude Medical Inc.	32,133	2,028
*	Jazz Pharmaceuticals plc	12,429	1,822
*	Alkermes plc	24,833	1,822
	Aetna Inc.	17,580	1,806
	ResMed Inc.	28,846	1,718
*	Varian Medical Systems Inc.	20,229	1,634
*	Isis Pharmaceuticals Inc.	24,677	1,506
*	United Therapeutics Corp.	9,389	1,433
*	Centene Corp.	24,151	1,395
	Anthem Inc.	10,695	1,394
*	DexCom Inc.	16,217	1,379
*	Medivation Inc.	32,156	1,360
*	IDEXX Laboratories Inc.	19,143	1,356
*	athenahealth Inc.	7,801	1,309
*	Alnylam Pharmaceuticals Inc.	12,317	1,282
*	Sirona Dental Systems Inc.	11,228	1,218
*	Align Technology Inc.	16,541	1,104
*	Envision Healthcare Holdings Inc.	37,878	1,042
*	Quintiles Transnational Holdings Inc.	15,194	1,033
*	Endo International plc	16,620	1,022
	Cooper Cos. Inc.	6,878	1,006
*	Seattle Genetics Inc.	21,106	886
*	VCA Inc.	15,767	868
	Perrigo Co. plc	5,592	835
*	Laboratory Corp. of America Holdings	6,676	811
*	MEDNAX Inc.	10,842	774
*	Charles River Laboratories International Inc.	9,751	747
*	DaVita HealthCare Partners Inc.	10,222	747
*	Acadia Healthcare Co. Inc.	10,545	728
*,^ OPKO Health Inc.		62,784	687
*	Tenet Healthcare Corp.	20,172	669
*	Bluebird Bio Inc.	7,293	647
*	Mallinckrodt plc	9,198	625
*	Intercept Pharmaceuticals Inc.	3,309	584
	Hill-Rom Holdings Inc.	10,746	547
*	Akorn Inc.	16,042	534
*	Bruker Corp.	23,109	523
*	Alere Inc.	11,325	467
	DENTSPLY International Inc.	7,498	455
	Patterson Cos. Inc.	9,923	452
	Universal Health Services Inc. Class B	3,496	425
*	Boston Scientific Corp.	22,112	404
*	Veeva Systems Inc. Class A	13,854	400
*	Puma Biotechnology Inc.	5,263	396

* HCA Holdings Inc.	4,862	331
* Intrexon Corp.	9,000	327
* Agios Pharmaceuticals Inc.	5,022	324
Bio-Techne Corp.	2,978	272
* Premier Inc. Class A	7,362	253
Zimmer Biomet Holdings Inc.	1,995	201
PerkinElmer Inc.	3,332	177
* Brookdale Senior Living Inc.	7,676	173
* Allscripts Healthcare Solutions Inc.	10,493	160
* Health Net Inc.	2,474	156
* Juno Therapeutics Inc.	2,365	133
* VWR Corp.	2,799	75
* LifePoint Health Inc.	844	60
		356,464
Materials & Processing (4.0%)
Monsanto Co.	96,710	9,203
LyondellBasell Industries NV Class A	78,269	7,500
Ecolab Inc.	53,701	6,399
PPG Industries Inc.	55,218	5,839
EI du Pont de Nemours & Co.	85,137	5,733
Praxair Inc.	48,791	5,504
Air Products & Chemicals Inc.	36,068	4,937
Sherwin-Williams Co.	16,488	4,552
International Paper Co.	81,609	3,414
Fastenal Co.	59,484	2,414
CF Industries Holdings Inc.	47,860	2,208
Masco Corp.	71,241	2,131
Acuity Brands Inc.	8,767	2,024
International Flavors & Fragrances Inc.	16,448	1,974
Ball Corp.	27,946	1,940
Sealed Air Corp.	42,672	1,936
Dow Chemical Co.	30,009	1,564
* WR Grace & Co.	14,647	1,439
Valspar Corp.	16,552	1,398
Packaging Corp. of America	19,967	1,358
RPM International Inc.	27,394	1,287
Precision Castparts Corp.	5,400	1,250
Lennox International Inc.	8,160	1,109
Hexcel Corp.	19,507	919
FMC Corp.	19,314	830
NewMarket Corp.	1,721	711
Eagle Materials Inc.	10,013	692
Watsco Inc.	5,371	683
* Crown Holdings Inc.	12,419	645
* Axalta Coating Systems Ltd.	20,786	603
Scotts Miracle-Gro Co. Class A	8,283	578
Compass Minerals International Inc.	6,796	572
Eastman Chemical Co.	7,678	558
Graphic Packaging Holding Co.	39,202	536
Silgan Holdings Inc.	8,489	461
Airgas Inc.	3,309	457
* USG Corp.	18,121	436
Vulcan Materials Co.	3,378	347
Huntsman Corp.	25,187	315
Martin Marietta Materials Inc.	1,817	286
WestRock Co.	4,725	239
* Armstrong World Industries Inc.	4,758	236

Ingersoll-Rand plc	3,581	210
Southern Copper Corp.	7,199	185
AptarGroup Inc.	2,201	164
Celanese Corp. Class A	2,028	143
Ashland Inc.	1,253	141
Cytec Industries Inc.	1,426	107
Chemours Co.	16,345	102
Bemis Co. Inc.	2,069	97
Steel Dynamics Inc.	5,215	91
* Platform Specialty Products Corp.	3,791	48
Tahoe Resources Inc.	4,801	42
* Owens-Illinois Inc.	1,908	37
Valmont Industries Inc.	258	30
Royal Gold Inc.	670	24
		88,638
Other (0.0%)[2]
* First Data Corp. Class A	11,869	199
Restaurant Brands International LP	179	7
		206
Producer Durables (11.4%)
Boeing Co.	140,525	20,439
3M Co.	129,098	20,214
Honeywell International Inc.	158,854	16,513
Union Pacific Corp.	178,251	14,964
United Parcel Service Inc. Class B	142,812	14,711
Accenture plc Class A	127,630	13,684
Lockheed Martin Corp.	39,568	8,672
Delta Air Lines Inc.	165,794	7,703
Automatic Data Processing Inc.	76,625	6,610
Southwest Airlines Co.	135,825	6,232
American Airlines Group Inc.	140,718	5,806
Illinois Tool Works Inc.	60,849	5,719
Emerson Electric Co.	93,699	4,685
* United Continental Holdings Inc.	77,734	4,332
PACCAR Inc.	65,023	3,379
FedEx Corp.	20,837	3,303
Paychex Inc.	57,782	3,135
Rockwell Automation Inc.	27,338	2,910
AMETEK Inc.	49,412	2,790
Cummins Inc.	27,378	2,748
General Dynamics Corp.	18,245	2,672
Tyco International plc	75,203	2,655
* Verisk Analytics Inc. Class A	34,162	2,560
WW Grainger Inc.	12,759	2,559
* TransDigm Group Inc.	10,890	2,555
Rockwell Collins Inc.	26,976	2,500
Danaher Corp.	23,535	2,269
* Waters Corp.	16,971	2,254
Northrop Grumman Corp.	12,052	2,246
* Stericycle Inc.	17,380	2,098
Alaska Air Group Inc.	26,197	2,089
Snap-on Inc.	11,819	2,035
CH Robinson Worldwide Inc.	29,776	2,008
* Mettler-Toledo International Inc.	5,651	1,937
Expeditors International of Washington Inc.	38,597	1,873
Cintas Corp.	18,258	1,672

United Technologies Corp.	16,553	1,590
Wabtec Corp.	19,757	1,583
* United Rentals Inc.	19,910	1,566
Caterpillar Inc.	21,230	1,542
Roper Technologies Inc.	7,829	1,515
* IHS Inc. Class A	11,969	1,476
CSX Corp.	51,654	1,468
JB Hunt Transport Services Inc.	18,529	1,450
* Spirit AeroSystems Holdings Inc. Class A	26,812	1,406
Robert Half International Inc.	27,422	1,403
* CoStar Group Inc.	6,647	1,391
Parker-Hannifin Corp.	12,768	1,336
Allegion plc	19,516	1,312
Huntington Ingalls Industries Inc.	9,852	1,290
* Middleby Corp.	11,527	1,268
AO Smith Corp.	15,004	1,197
IDEX Corp.	14,522	1,144
Avery Dennison Corp.	17,109	1,128
* HD Supply Holdings Inc.	35,169	1,112
B/E Aerospace Inc.	21,655	1,001
* Copart Inc.	24,362	962
Deere & Co.	12,001	955
* Old Dominion Freight Line Inc.	14,123	900
Graco Inc.	11,831	893
* Keysight Technologies Inc.	28,677	883
Nordson Corp.	12,137	880
Toro Co.	11,250	867
* Zebra Technologies Corp.	10,552	846
* Genpact Ltd.	32,334	815
Lincoln Electric Holdings Inc.	14,148	799
Donaldson Co. Inc.	24,738	777
Flowserve Corp.	12,950	599
Booz Allen Hamilton Holding Corp. Class A	19,450	592
* JetBlue Airways Corp.	23,917	592
Landstar System Inc.	8,963	559
Allison Transmission Holdings Inc.	19,987	559
Textron Inc.	13,052	557
FLIR Systems Inc.	18,219	557
* Spirit Airlines Inc.	14,688	540
Rollins Inc.	19,166	520
Waste Management Inc.	8,020	431
Covanta Holding Corp.	23,966	387
* Clean Harbors Inc.	8,330	361
RR Donnelley & Sons Co.	21,364	344
Pitney Bowes Inc.	15,124	327
Stanley Black & Decker Inc.	2,975	325
Towers Watson & Co. Class A	2,400	323
* Genesee & Wyoming Inc. Class A	4,008	278
Carlisle Cos. Inc.	2,755	244
* TopBuild Corp.	7,506	229
MSC Industrial Direct Co. Inc. Class A	2,802	173
* Quanta Services Inc.	7,808	172
National Instruments Corp.	4,758	149
Hubbell Inc. Class B	1,441	143
BWX Technologies Inc.	4,139	126
* AECOM	3,862	123
Teekay Corp.	3,259	91

*	Trimble Navigation Ltd.	2,585	59
*	Babcock & Wilcox Enterprises Inc.	2,074	40
	Air Lease Corp. Class A	1,077	36
	Regal Beloit Corp.	466	30
			250,752
Technology (23.0%)
	Apple Inc.	1,171,702	138,612
	Microsoft Corp.	932,841	50,700
*	Facebook Inc. Class A	440,137	45,880
*	Alphabet Inc. Class A	58,626	44,723
*	Alphabet Inc.	59,825	44,426
	Oracle Corp.	386,929	15,079
	International Business Machines Corp.	102,434	14,281
	Texas Instruments Inc.	211,368	12,285
*	salesforce.com inc	133,304	10,623
*	Adobe Systems Inc.	101,671	9,299
*	Cognizant Technology Solutions Corp. Class A	124,084	8,013
	Avago Technologies Ltd. Class A	52,136	6,801
	Intuit Inc.	56,103	5,622
*	LinkedIn Corp. Class A	22,304	5,422
*	Electronic Arts Inc.	64,090	4,345
	Analog Devices Inc.	58,066	3,579
	Amphenol Corp. Class A	63,044	3,471
	Skyworks Solutions Inc.	39,030	3,240
*	Red Hat Inc.	37,251	3,033
*	Twitter Inc.	115,183	2,926
	Applied Materials Inc.	148,995	2,797
*	Palo Alto Networks Inc.	14,736	2,761
*	ServiceNow Inc.	31,436	2,735
	Motorola Solutions Inc.	35,775	2,568
*	Citrix Systems Inc.	32,606	2,500
	QUALCOMM Inc.	50,374	2,458
	Intel Corp.	67,716	2,354
	Linear Technology Corp.	48,543	2,219
*	Autodesk Inc.	34,227	2,172
	KLA-Tencor Corp.	32,311	2,148
*	Akamai Technologies Inc.	36,417	2,098
	Microchip Technology Inc.	42,795	2,066
*	VeriSign Inc.	21,028	1,881
	Lam Research Corp.	22,971	1,796
*	Workday Inc. Class A	21,457	1,796
*	Qorvo Inc.	30,652	1,780
*	Gartner Inc.	16,908	1,578
	CDK Global Inc.	32,666	1,549
*	Splunk Inc.	25,535	1,519
*	F5 Networks Inc.	14,647	1,509
*	SBA Communications Corp. Class A	12,910	1,358
*	Cadence Design Systems Inc.	60,126	1,341
	CDW Corp.	26,524	1,145
*	Ultimate Software Group Inc.	5,758	1,137
	SS&C Technologies Holdings Inc.	14,958	1,075
*	Fortinet Inc.	28,728	1,035
*,^ VMware Inc. Class A		16,651	1,023
	Altera Corp.	18,768	991
*	Tableau Software Inc. Class A	10,067	977
	IAC/InterActiveCorp	14,871	934
*	ON Semiconductor Corp.	79,801	875

* PTC Inc.	23,076	832
EMC Corp.	32,062	812
* Freescale Semiconductor Ltd.	20,734	807
Maxim Integrated Products Inc.	20,018	776
* IMS Health Holdings Inc.	27,146	752
Atmel Corp.	86,479	748
* SolarWinds Inc.	12,644	739
Solera Holdings Inc.	13,608	731
* Rackspace Hosting Inc.	25,025	716
DST Systems Inc.	5,846	715
* NetSuite Inc.	8,126	694
Sabre Corp.	23,346	683
Cognex Corp.	17,840	662
* IPG Photonics Corp.	7,204	657
* VeriFone Systems Inc.	22,724	652
* Teradata Corp.	21,573	645
* FireEye Inc.	27,549	630
Xilinx Inc.	12,375	615
NetApp Inc.	18,162	557
* Arista Networks Inc.	7,072	520
Broadcom Corp. Class A	8,444	461
Juniper Networks Inc.	14,643	441
* Yelp Inc. Class A	12,691	382
Harris Corp.	4,193	349
* ANSYS Inc.	3,280	306
* Groupon Inc. Class A	101,155	292
King Digital Entertainment plc	15,627	276
* Micron Technology Inc.	16,521	263
* CommScope Holding Co. Inc.	9,051	259
Jabil Circuit Inc.	7,010	179
* GoDaddy Inc. Class A	4,592	143
* ARRIS Group Inc.	4,400	134
* Black Knight Financial Services Inc. Class A	3,527	122
* Synopsys Inc.	2,204	110
* Inovalon Holdings Inc. Class A	4,951	92
* 3D Systems Corp.	7,947	72
Leidos Holdings Inc.	1,113	64
Ingram Micro Inc.	1,701	53
		504,476
Utilities (2.0%)
Verizon Communications Inc.	769,803	34,987
AT&T Inc.	181,792	6,121
* Zayo Group Holdings Inc.	25,300	615
ITC Holdings Corp.	12,000	443
Dominion Resources Inc.	6,194	417
* Level 3 Communications Inc.	6,683	340
* Calpine Corp.	8,308	123
		43,046
Total Common Stocks (Cost $1,768,290)		2,186,753

	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund	0.239%		6,116,102	6,116

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 Federal Home Loan Bank Discount Notes	0.140%	12/4/15	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.145%	12/28/15	300	300
				400
Total Temporary Cash Investments (Cost $6,516)				6,516
Total Investments (100.1%) (Cost $1,774,806)				2,193,269
Other Assets and Liabilities-Net (-0.1%)[4]				(1,202)
Net Assets (100%)				2,192,067

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,941,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $6,116,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

Russell 1000 Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,186,753	—	—
Temporary Cash Investments	6,116	400	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	2,192,861	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	December 2015	51	5,303	25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,774,806,000. Net unrealized appreciation of investment securities for tax purposes was $418,463,000, consisting of unrealized gains of $474,594,000 on securities that had risen in value since their purchase and $56,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.0%)
	Vail Resorts Inc.	23,724	2,861
*	Burlington Stores Inc.	49,223	2,368
	Pool Corp.	28,416	2,331
*	Tenneco Inc.	40,056	2,158
	CalAtlantic Group Inc.	50,225	2,114
*	Buffalo Wild Wings Inc.	12,403	1,987
	American Eagle Outfitters Inc.	127,570	1,986
*,^ Cimpress NV		21,413	1,975
*	Restoration Hardware Holdings Inc.	21,793	1,959
*	Helen of Troy Ltd.	18,603	1,924
	Lithia Motors Inc. Class A	14,869	1,847
	Jack in the Box Inc.	24,402	1,809
*	Houghton Mifflin Harcourt Co.	89,366	1,766
	Dana Holding Corp.	99,811	1,641
*	Bright Horizons Family Solutions Inc.	24,436	1,621
	Texas Roadhouse Inc. Class A	45,705	1,600
	Cooper Tire & Rubber Co.	37,652	1,581
^	Cracker Barrel Old Country Store Inc.	12,519	1,576
	Monro Muffler Brake Inc.	20,781	1,539
	Sinclair Broadcast Group Inc. Class A	43,299	1,520
	Cheesecake Factory Inc.	31,853	1,501
*	IMAX Corp.	39,426	1,493
*	TRI Pointe Group Inc.	105,519	1,472
*	Liberty TripAdvisor Holdings Inc. Class A	48,863	1,463
	Big Lots Inc.	32,377	1,457
	Bloomin' Brands Inc.	80,924	1,401
*	Asbury Automotive Group Inc.	17,791	1,336
*	Pinnacle Entertainment Inc.	39,507	1,295
	Churchill Downs Inc.	8,809	1,294
	Matthews International Corp. Class A	21,519	1,287
*	Ascena Retail Group Inc.	112,042	1,269
	New York Times Co. Class A	89,762	1,264
	Group 1 Automotive Inc.	15,277	1,241
	Wolverine World Wide Inc.	67,379	1,226
*	Grand Canyon Education Inc.	30,861	1,223
*	DreamWorks Animation SKG Inc. Class A	49,576	1,222
*	G-III Apparel Group Ltd.	26,148	1,199
	Nexstar Broadcasting Group Inc. Class A	20,429	1,197
*	Gentherm Inc.	23,439	1,192
	Time Inc.	71,604	1,191
	PriceSmart Inc.	12,705	1,184
*	Steven Madden Ltd.	36,770	1,173
	Abercrombie & Fitch Co.	45,631	1,167
	Sotheby's	40,609	1,150
*	Shutterfly Inc.	24,592	1,129
*	American Axle & Manufacturing Holdings Inc.	49,551	1,128
	Chico's FAS Inc.	93,660	1,124
	Meredith Corp.	23,988	1,119
	Papa John's International Inc.	18,999	1,092

HSN Inc.	21,334	1,065
* Deckers Outdoor Corp.	21,438	1,049
Marriott Vacations Worldwide Corp.	16,871	1,026
* Boyd Gaming Corp.	52,242	1,023
* Five Below Inc.	35,729	1,001
Sonic Corp.	34,109	991
DeVry Education Group Inc.	41,645	989
* Media General Inc.	62,553	971
* Meritage Homes Corp.	26,011	970
Drew Industries Inc.	15,689	948
* Stamps.com Inc.	9,321	945
DineEquity Inc.	11,112	943
* Express Inc.	55,247	925
Travelport Worldwide Ltd.	69,315	923
* La Quinta Holdings Inc.	61,353	920
La-Z-Boy Inc.	33,614	901
* LifeLock Inc.	61,376	886
Columbia Sportswear Co.	18,764	879
* Popeyes Louisiana Kitchen Inc.	15,092	873
* Genesco Inc.	15,799	856
EW Scripps Co. Class A	38,706	849
* Dorman Products Inc.	17,418	831
* Penn National Gaming Inc.	51,887	828
* Select Comfort Corp.	34,140	806
Caleres Inc.	28,498	801
Guess? Inc.	40,303	794
SeaWorld Entertainment Inc.	44,568	780
* Diamond Resorts International Inc.	27,306	768
KB Home	53,465	753
Outerwall Inc.	12,064	747
Scholastic Corp.	17,464	746
* Gray Television Inc.	41,155	689
* Meritor Inc.	64,091	688
* American Woodmark Corp.	8,374	687
* Fiesta Restaurant Group Inc.	17,627	677
MDC Holdings Inc.	25,667	673
Cato Corp. Class A	17,084	671
* Mattress Firm Holding Corp.	13,483	666
* Constant Contact Inc.	20,906	654
* Cooper-Standard Holding Inc.	8,847	654
Oxford Industries Inc.	9,610	653
Children's Place Inc.	13,512	653
* Tumi Holdings Inc.	36,903	652
International Speedway Corp. Class A	18,137	645
* Belmond Ltd. Class A	63,688	643
Sturm Ruger & Co. Inc.	12,303	641
* Smith & Wesson Holding Corp.	34,885	640
* BJ's Restaurants Inc.	13,945	639
National CineMedia Inc.	40,067	636
Men's Wearhouse Inc.	31,484	629
* Red Robin Gourmet Burgers Inc.	9,301	628
MDC Partners Inc. Class A	28,325	610
Rent-A-Center Inc.	34,839	598
* Krispy Kreme Doughnuts Inc.	42,034	594
Buckle Inc.	18,632	592
* Vitamin Shoppe Inc.	19,300	589
Bob Evans Farms Inc.	14,363	572

*	TiVo Inc.	63,241	569
*	Dave & Buster's Entertainment Inc.	14,817	568
*	Crocs Inc.	50,095	557
*	Universal Electronics Inc.	10,445	553
*	Pep Boys-Manny Moe & Jack	35,291	548
	Standard Motor Products Inc.	13,055	545
*	Cavco Industries Inc.	5,811	539
	New Media Investment Group Inc.	29,279	533
*	Hibbett Sports Inc.	16,191	531
*	Denny's Corp.	54,837	529
*	Steiner Leisure Ltd.	8,382	527
	Sonic Automotive Inc. Class A	21,563	523
	Callaway Golf Co.	51,431	518
	ClubCorp Holdings Inc.	28,523	512
*,^ Wayfair Inc.		13,191	500
	Finish Line Inc. Class A	29,833	495
*,^ Conn's Inc.		17,955	479
*,^ Weight Watchers International Inc.		18,148	479
	Ethan Allen Interiors Inc.	16,695	473
*	Shutterstock Inc.	12,937	469
*	Motorcar Parts of America Inc.	11,639	466
*	Regis Corp.	26,848	447
*	Central Garden & Pet Co. Class A	27,902	441
	Nutrisystem Inc.	19,054	437
*,^ Zoe's Kitchen Inc.		12,761	434
*	Apollo Education Group Inc.	61,426	434
*	Strayer Education Inc.	7,180	425
	Tower International Inc.	13,689	420
	Barnes & Noble Inc.	32,786	420
*	2U Inc.	17,206	415
*	Francesca's Holdings Corp.	27,750	414
*	Biglari Holdings Inc.	1,098	405
	Interval Leisure Group Inc.	25,755	402
	Viad Corp.	13,000	401
*	Rentrak Corp.	8,258	400
	Pier 1 Imports Inc.	59,002	399
	Fred's Inc. Class A	24,173	398
	Winnebago Industries Inc.	17,662	397
*	Nautilus Inc.	20,565	395
*	HealthStream Inc.	16,320	392
	Ruth's Hospitality Group Inc.	22,546	389
	Capella Education Co.	7,974	383
*	M/I Homes Inc.	15,884	371
*	Taylor Morrison Home Corp. Class A	21,201	371
*	Chegg Inc.	50,179	364
	Libbey Inc.	14,420	362
*	Chuy's Holdings Inc.	10,688	355
	Entravision Communications Corp. Class A	42,016	353
	AMC Entertainment Holdings Inc.	13,742	349
*	Performance Sports Group Ltd.	29,231	347
*	Carmike Cinemas Inc.	15,854	346
	World Wrestling Entertainment Inc. Class A	19,520	332
	Haverty Furniture Cos. Inc.	13,263	320
*	FTD Cos. Inc.	11,926	316
*	Angie's List Inc.	28,864	312
*,^ Caesars Entertainment Corp.		36,097	306
*	LGI Homes Inc.	9,161	305

*	Beazer Homes USA Inc.	21,236	305
*	Tile Shop Holdings Inc.	17,905	303
	Superior Industries International Inc.	15,537	303
*	Scientific Games Corp. Class A	32,548	300
*	MarineMax Inc.	16,507	300
	Inter Parfums Inc.	11,203	299
*	Barnes & Noble Education Inc.	20,648	298
*	XO Group Inc.	17,151	289
*	Blue Nile Inc.	7,749	283
*	Carrols Restaurant Group Inc.	23,148	279
*	RealD Inc.	26,490	278
	Movado Group Inc.	10,322	276
	National Presto Industries Inc.	3,171	276
*	Lumber Liquidators Holdings Inc.	17,542	274
*,^ Quotient Technology Inc.		39,322	273
*	Stoneridge Inc.	18,136	265
*	Isle of Capri Casinos Inc.	14,386	265
	Carriage Services Inc. Class A	10,683	264
*	American Public Education Inc.	11,049	257
*,^ Lands' End Inc.		10,690	257
*	WCI Communities Inc.	10,189	247
	Marcus Corp.	12,222	243
*	Caesars Acquisition Co. Class A	30,287	239
*	Del Frisco's Restaurant Group Inc.	15,541	233
*	K12 Inc.	22,480	228
*	Ruby Tuesday Inc.	40,552	224
*	William Lyon Homes Class A	12,506	218
	Bassett Furniture Industries Inc.	6,935	217
*	Iconix Brand Group Inc.	30,849	217
*	Party City Holdco Inc.	16,826	214
*	Revlon Inc. Class A	7,465	204
*	Entercom Communications Corp. Class A	16,862	204
*	ZAGG Inc.	19,765	204
	Citi Trends Inc.	10,160	201
*	Zumiez Inc.	13,304	201
*	Fox Factory Holding Corp.	11,007	196
	Journal Media Group Inc.	16,007	193
	Arctic Cat Inc.	8,604	192
*	Tuesday Morning Corp.	28,649	191
	Hooker Furniture Corp.	6,961	191
*	Career Education Corp.	45,085	190
*	Century Communities Inc.	9,970	190
	Shoe Carnival Inc.	9,691	189
	Flexsteel Industries Inc.	3,771	181
*,^ Habit Restaurants Inc. Class A		7,461	180
*	Eldorado Resorts Inc.	18,464	179
*	Malibu Boats Inc. Class A	11,504	179
*	Potbelly Corp.	14,310	178
	Tribune Publishing Co.	17,508	178
	CSS Industries Inc.	6,086	177
*,^ Elizabeth Arden Inc.		17,224	177
*,^ Shake Shack Inc. Class A		3,828	176
*,^ Eros International plc		18,086	176
*	Vera Bradley Inc.	14,318	171
	Kirkland's Inc.	11,431	168
*	Federal-Mogul Holdings Corp.	20,445	167
	Metaldyne Performance Group Inc.	7,309	165

*	Perry Ellis International Inc.	7,798	162
	Stage Stores Inc.	20,886	162
*	Planet Fitness Inc. Class A	9,934	157
	Speedway Motorsports Inc.	7,795	152
*	Reading International Inc. Class A	10,518	152
*	Monarch Casino & Resort Inc.	6,717	151
*	America's Car-Mart Inc.	5,653	150
*	Eastman Kodak Co.	11,423	149
	Stein Mart Inc.	18,996	147
*	Sequential Brands Group Inc.	16,244	145
	Strattec Security Corp.	2,325	145
*	Hovnanian Enterprises Inc. Class A	77,661	142
*	Daily Journal Corp.	702	141
	Winmark Corp.	1,433	137
*	Sportsman's Warehouse Holdings Inc.	11,355	130
*	Franklin Covey Co.	8,336	128
*	1-800-Flowers.com Inc. Class A	16,517	128
*	Jamba Inc.	8,985	126
*	Crown Media Holdings Inc. Class A	22,007	125
*	TubeMogul Inc.	9,961	123
	Harte-Hanks Inc.	32,380	122
*	Martha Stewart Living Omnimedia Inc. Class A	19,881	121
	Weyco Group Inc.	4,358	119
*,^ Etsy Inc.		12,584	117
*	Ollie's Bargain Outlet Holdings Inc.	6,566	116
*	Destination XL Group Inc.	23,140	116
*	Build-A-Bear Workshop Inc.	8,952	115
*	QuinStreet Inc.	23,297	114
*	Cherokee Inc.	5,862	112
	Big 5 Sporting Goods Corp.	11,492	111
*	Intrawest Resorts Holdings Inc.	11,869	109
*	West Marine Inc.	11,724	108
*	Bravo Brio Restaurant Group Inc.	10,021	107
*	Horizon Global Corp.	12,196	106
*,^ Central European Media Enterprises Ltd. Class A		47,838	106
*	Container Store Group Inc.	10,243	105
*	El Pollo Loco Holdings Inc.	8,559	105
	Saga Communications Inc. Class A	2,336	101
*	Overstock.com Inc.	7,608	100
	Lifetime Brands Inc.	7,170	100
*	JAKKS Pacific Inc.	11,843	97
*	Bojangles' Inc.	5,408	96
*	Hemisphere Media Group Inc. Class A	6,699	95
*	J Alexander's Holdings Inc.	8,808	94
*	Wingstop Inc.	4,268	92
	Marchex Inc. Class B	21,101	90
*	Bridgepoint Education Inc.	11,311	89
	Superior Uniform Group Inc.	4,825	89
*	Care.com Inc.	12,886	89
*	New Home Co. Inc.	5,968	88
	Liberty Tax Inc.	3,764	83
*	Boot Barn Holdings Inc.	7,787	82
	Universal Technical Institute Inc.	14,117	81
	Escalade Inc.	6,720	81
*	Noodles & Co. Class A	7,264	81
	Johnson Outdoors Inc. Class A	3,264	78
*	Systemax Inc.	7,626	74

* VOXX International Corp. Class A	12,844	74
* Kona Grill Inc.	5,188	72
* Black Diamond Inc.	14,794	72
Collectors Universe Inc.	4,380	70
* Papa Murphy's Holdings Inc.	5,562	68
* Sizmek Inc.	13,861	64
* MCBC Holdings Inc.	4,472	64
* Skullcandy Inc.	14,595	59
* EVINE Live Inc.	31,240	58
* Fenix Parts Inc.	8,866	56
* Morgans Hotel Group Co.	17,282	54
* Fogo De Chao Inc.	3,227	53
* Vince Holding Corp.	9,643	50
Marine Products Corp.	6,976	49
* Townsquare Media Inc. Class A	4,149	47
* Cambium Learning Group Inc.	8,497	44
* Tilly's Inc. Class A	6,940	43
* Empire Resorts Inc.	9,528	42
* Cumulus Media Inc. Class A	88,819	35
* Christopher & Banks Corp.	21,527	30
* SFX Entertainment Inc.	27,011	8
bebe stores inc	15,742	7
		164,364
Consumer Staples (3.2%)
Casey's General Stores Inc.	25,361	2,949
* Post Holdings Inc.	40,201	2,795
* TreeHouse Foods Inc.	27,991	2,420
* United Natural Foods Inc.	32,723	1,437
B&G Foods Inc.	37,895	1,432
Vector Group Ltd.	56,091	1,420
Lancaster Colony Corp.	12,111	1,408
Core-Mark Holding Co. Inc.	15,074	1,286
* Boston Beer Co. Inc. Class A	5,953	1,272
Snyder's-Lance Inc.	31,887	1,182
Dean Foods Co.	61,596	1,156
* SUPERVALU Inc.	171,576	1,153
J&J Snack Foods Corp.	9,719	1,134
^ Cal-Maine Foods Inc.	20,443	1,114
Sanderson Farms Inc.	14,667	1,097
Fresh Del Monte Produce Inc.	21,871	956
WD-40 Co.	9,492	938
Universal Corp.	14,763	835
* Diplomat Pharmacy Inc.	23,620	830
* Diamond Foods Inc.	17,126	693
* Fresh Market Inc.	28,329	679
Andersons Inc.	18,429	635
Coca-Cola Bottling Co. Consolidated	3,046	590
* Seaboard Corp.	175	578
Calavo Growers Inc.	9,654	546
SpartanNash Co.	24,798	536
* USANA Health Sciences Inc.	3,696	495
Ingles Markets Inc. Class A	8,775	478
* Boulder Brands Inc.	35,494	388
Tootsie Roll Industries Inc.	12,026	385
* Omega Protein Corp.	14,268	351
* National Beverage Corp.	7,359	320
John B Sanfilippo & Son Inc.	5,487	316

	Weis Markets Inc.	7,172	297
*	Smart & Final Stores Inc.	15,592	274
	Natural Health Trends Corp.	5,069	245
*	Chefs' Warehouse Inc.	12,144	238
	PetMed Express Inc.	13,088	220
*	Medifast Inc.	7,118	216
	Orchids Paper Products Co.	6,155	183
	MGP Ingredients Inc.	7,189	150
*	Farmer Bros Co.	5,021	147
*	Nutraceutical International Corp.	5,431	136
*	Seneca Foods Corp. Class A	4,771	131
	Limoneira Co.	7,654	130
	Village Super Market Inc. Class A	4,682	121
*,^ Amplify Snack Brands Inc.		9,601	120
*	Natural Grocers by Vitamin Cottage Inc.	5,729	119
*	Freshpet Inc.	13,510	116
	Alico Inc.	2,610	111
*	Inventure Foods Inc.	12,992	98
	Nature's Sunshine Products Inc.	6,874	81
*	Synutra International Inc.	14,518	74
*	Craft Brew Alliance Inc.	6,121	60
*	Castle Brands Inc.	40,107	53
*	Lifeway Foods Inc.	2,853	31
*	Arcadia Biosciences Inc.	5,556	22
*,^ Fairway Group Holdings Corp.		14,772	12
			37,189
Energy (2.6%)
	Western Refining Inc.	46,435	2,102
*	Carrizo Oil & Gas Inc.	38,076	1,538
*	PDC Energy Inc.	26,193	1,480
*	Matador Resources Co.	47,754	1,227
*	RSP Permian Inc.	42,994	1,220
*	Parsley Energy Inc. Class A	60,269	1,184
*	Oil States International Inc.	33,835	1,073
*	Oasis Petroleum Inc.	91,274	1,049
	Delek US Holdings Inc.	37,492	1,038
	SemGroup Corp. Class A	28,743	998
*	Synergy Resources Corp.	68,158	776
*	McDermott International Inc.	156,152	692
*	SEACOR Holdings Inc.	11,999	681
	Atwood Oceanics Inc.	42,451	674
*	Forum Energy Technologies Inc.	38,665	606
*	Unit Corp.	33,155	599
	Green Plains Inc.	24,787	587
*	TETRA Technologies Inc.	51,714	482
*	Archrock Inc.	45,076	476
*	Helix Energy Solutions Group Inc.	68,694	445
*	Matrix Service Co.	17,669	406
*	Callon Petroleum Co.	42,783	406
*,^ Ultra Petroleum Corp.		99,359	398
*	Flotek Industries Inc.	34,679	396
*	Exterran Corp.	22,705	372
	Alon USA Energy Inc.	20,390	359
*	Newpark Resources Inc.	54,939	357
*	Bonanza Creek Energy Inc.	32,577	277
*	Stone Energy Corp.	37,182	271
*	Par Pacific Holdings Inc.	10,502	263

*	Renewable Energy Group Inc.	29,118	262
*	Hornbeck Offshore Services Inc.	21,231	260
	CARBO Ceramics Inc.	12,758	238
*	REX American Resources Corp.	3,709	233
*	Parker Drilling Co.	81,315	224
*	C&J Energy Services Ltd.	37,415	223
*,^ Clean Energy Fuels Corp.		46,981	221
*	Clayton Williams Energy Inc.	3,890	219
	Tesco Corp.	25,154	212
*	Bill Barrett Corp.	33,333	209
	Panhandle Oil and Gas Inc. Class A	11,017	209
*	PowerSecure International Inc.	14,882	208
*	Northern Oil and Gas Inc.	39,904	205
*	Trecora Resources	13,368	193
*	Natural Gas Services Group Inc.	8,254	192
*,^ Solazyme Inc.		53,007	175
*	RigNet Inc.	7,853	173
*,^ Sanchez Energy Corp.		34,452	172
*	Era Group Inc.	13,845	163
*	Ring Energy Inc.	16,049	160
	SunCoke Energy Inc.	42,270	160
*,^ Halcon Resources Corp.		244,632	149
*,^ Peabody Energy Corp.		12,509	143
*,^ FuelCell Energy Inc.		164,371	142
*	Civeo Corp.	69,092	134
*,^ EXCO Resources Inc.		105,146	134
*	Fairmount Santrol Holdings Inc.	41,396	121
*	Geospace Technologies Corp.	8,731	111
	TerraForm Global Inc. Class A	27,523	111
*	Basic Energy Services Inc.	27,556	110
*	Vivint Solar Inc.	13,383	108
*	Green Brick Partners Inc.	14,011	106
*	Pacific Ethanol Inc.	21,120	105
*	Pioneer Energy Services Corp.	41,568	105
*	Jones Energy Inc. Class A	18,469	104
*	Cloud Peak Energy Inc.	38,346	100
	Evolution Petroleum Corp.	16,049	99
^	Energy XXI Ltd.	59,332	93
*	Contango Oil & Gas Co.	11,520	89
*	Ameresco Inc. Class A	12,965	89
*	W&T Offshore Inc.	23,114	87
*	SandRidge Energy Inc.	275,076	83
*	Abraxas Petroleum Corp.	60,464	80
*	Eclipse Resources Corp.	30,810	78
*	Sunrun Inc.	11,455	76
*	EnerNOC Inc.	16,985	72
	Nordic American Offshore Ltd.	12,900	72
*	Westmoreland Coal Co.	11,550	69
*	Independence Contract Drilling Inc.	10,948	67
*	Gastar Exploration Inc.	51,051	56
	Adams Resources & Energy Inc.	1,300	56
*	ION Geophysical Corp.	88,882	50
*	Isramco Inc.	533	49
*	Approach Resources Inc.	21,929	49
	Hallador Energy Co.	6,535	44
*,^ Rex Energy Corp.		32,017	44
*	Key Energy Services Inc.	80,728	43

*	Seventy Seven Energy Inc.	37,377	42
*,^ Erin Energy Corp.		9,376	37
*,^ Enphase Energy Inc.		18,718	31
*	TransAtlantic Petroleum Ltd.	18,262	28
*	North Atlantic Drilling Ltd.	48,694	27
*	Triangle Petroleum Corp.	28,296	22
*	Penn Virginia Corp.	47,648	21
*	Earthstone Energy Inc.	640	10
*	Global Geophysical Services Inc.	127	—
			30,189
Financial Services (26.7%)
	CubeSmart	108,590	3,162
	Investors Bancorp Inc.	227,662	2,919
	First American Financial Corp.	70,759	2,791
	Bank of the Ozarks Inc.	50,912	2,763
	Highwoods Properties Inc.	61,394	2,674
*	Euronet Worldwide Inc.	33,869	2,632
	MarketAxess Holdings Inc.	24,363	2,601
	CNO Financial Group Inc.	128,561	2,601
	Umpqua Holdings Corp.	143,975	2,580
*	Strategic Hotels & Resorts Inc.	179,721	2,545
	Prosperity Bancshares Inc.	45,721	2,533
	Webster Financial Corp.	59,264	2,383
	Sovran Self Storage Inc.	23,212	2,333
	PrivateBancorp Inc.	51,318	2,264
	DCT Industrial Trust Inc.	57,999	2,214
	FirstMerit Corp.	108,221	2,189
*	Western Alliance Bancorp	56,136	2,178
*	MGIC Investment Corp.	221,711	2,115
	RLJ Lodging Trust	86,284	2,105
	EPR Properties	37,334	2,092
	LaSalle Hotel Properties	73,741	2,080
	Sun Communities Inc.	30,423	2,034
*	Stifel Financial Corp.	44,311	2,010
	Sunstone Hotel Investors Inc.	136,226	2,000
	Fair Isaac Corp.	20,267	1,930
	New Residential Investment Corp.	150,415	1,913
	United Bankshares Inc.	45,334	1,909
	Heartland Payment Systems Inc.	23,891	1,896
	Medical Properties Trust Inc.	152,694	1,834
	Cathay General Bancorp	52,165	1,790
	Healthcare Realty Trust Inc.	65,536	1,782
	Radian Group Inc.	124,955	1,781
*	Texas Capital Bancshares Inc.	29,883	1,771
	MB Financial Inc.	49,043	1,753
	Primerica Inc.	33,523	1,718
	RLI Corp.	28,192	1,711
	BancorpSouth Inc.	63,042	1,696
	Valley National Bancorp	151,913	1,692
	Home BancShares Inc.	37,298	1,683
*	Blackhawk Network Holdings Inc.	35,441	1,678
	Fulton Financial Corp.	115,343	1,669
	FNB Corp.	114,193	1,658
	First Industrial Realty Trust Inc.	72,282	1,652
	Wintrust Financial Corp.	30,959	1,629
	WisdomTree Investments Inc.	74,478	1,620
	Washington Federal Inc.	61,903	1,600

IBERIABANK Corp.	24,965	1,582
Kennedy-Wilson Holdings Inc.	60,580	1,581
CyrusOne Inc.	43,256	1,564
Symetra Financial Corp.	49,095	1,546
Ryman Hospitality Properties Inc.	28,440	1,545
Janus Capital Group Inc.	95,846	1,513
Acadia Realty Trust	44,927	1,507
First Financial Bankshares Inc.	41,887	1,504
Colony Capital Inc. Class A	73,065	1,495
Pebblebrook Hotel Trust	46,907	1,494
National Health Investors Inc.	24,525	1,481
Hancock Holding Co.	50,848	1,481
Kite Realty Group Trust	54,610	1,470
DiamondRock Hospitality Co.	131,023	1,458
Glacier Bancorp Inc.	49,346	1,450
GEO Group Inc.	48,870	1,433
American Equity Investment Life Holding Co.	53,203	1,426
Hudson Pacific Properties Inc.	48,592	1,393
Urban Edge Properties	58,043	1,392
Cousins Properties Inc.	141,570	1,392
Sterling Bancorp	78,546	1,378
Mack-Cali Realty Corp.	58,183	1,367
DuPont Fabros Technology Inc.	41,364	1,367
UMB Financial Corp.	25,739	1,356
Columbia Banking System Inc.	37,775	1,343
First Citizens BancShares Inc. Class A	5,050	1,338
Equity One Inc.	48,113	1,310
* PRA Group Inc.	31,633	1,307
CVB Financial Corp.	69,633	1,288
Selective Insurance Group Inc.	37,298	1,287
Pinnacle Financial Partners Inc.	23,512	1,277
Evercore Partners Inc. Class A	22,679	1,259
South State Corp.	15,849	1,246
EastGroup Properties Inc.	21,089	1,228
Xenia Hotels & Resorts Inc.	73,148	1,225
Washington REIT	44,483	1,224
New York REIT Inc.	106,055	1,221
Financial Engines Inc.	33,850	1,220
Alexander & Baldwin Inc.	31,893	1,209
Capitol Federal Financial Inc.	91,824	1,191
Retail Opportunity Investments Corp.	64,946	1,188
Kemper Corp.	28,393	1,167
Education Realty Trust Inc.	31,584	1,164
Chambers Street Properties	154,616	1,163
Argo Group International Holdings Ltd.	18,237	1,159
Lexington Realty Trust	134,116	1,152
Community Bank System Inc.	26,646	1,149
National Penn Bancshares Inc.	91,458	1,142
PS Business Parks Inc.	12,747	1,127
Simmons First National Corp. Class A	19,540	1,127
Old National Bancorp	76,368	1,126
Trustmark Corp.	44,117	1,114
* Hilltop Holdings Inc.	49,746	1,110
* Cardtronics Inc.	29,360	1,104
BGC Partners Inc. Class A	119,696	1,087
EverBank Financial Corp.	62,956	1,087
Monogram Residential Trust Inc.	108,795	1,086

International Bancshares Corp.	35,478	1,082
Invesco Mortgage Capital Inc.	80,467	1,080
* Eagle Bancorp Inc.	19,622	1,072
Chesapeake Lodging Trust	38,951	1,058
First Midwest Bancorp Inc.	51,164	1,000
LTC Properties Inc.	23,295	993
BBCN Bancorp Inc.	51,799	980
Pennsylvania REIT	45,337	977
American Assets Trust Inc.	24,361	970
Renasant Corp.	26,133	955
LegacyTexas Financial Group Inc.	31,270	954
Astoria Financial Corp.	59,031	952
Parkway Properties Inc.	55,020	940
Horace Mann Educators Corp.	26,746	934
CoreSite Realty Corp.	15,879	930
Northwest Bancshares Inc.	66,042	921
* Enstar Group Ltd.	5,971	920
Physicians Realty Trust	56,925	911
* Essent Group Ltd.	36,532	903
Provident Financial Services Inc.	42,836	894
Hatteras Financial Corp.	63,520	894
Gramercy Property Trust Inc.	37,388	893
Potlatch Corp.	26,487	885
Sabra Health Care REIT Inc.	42,799	885
Independent Bank Corp.	17,069	883
Ramco-Gershenson Properties Trust	51,665	872
STAG Industrial Inc.	42,514	867
NBT Bancorp Inc.	28,755	866
WesBanco Inc.	25,103	851
HFF Inc. Class A	24,659	848
Select Income REIT	40,901	840
Park National Corp.	8,535	828
Westamerica Bancorporation	16,698	818
Great Western Bancorp Inc.	27,031	817
Chemical Financial Corp.	22,066	813
First Financial Bancorp	40,309	812
PennyMac Mortgage Investment Trust	48,788	812
* BofI Holding Inc.	40,200	805
Union Bankshares Corp.	29,539	793
* Third Point Reinsurance Ltd.	55,194	784
CYS Investments Inc.	103,269	783
Government Properties Income Trust	46,091	780
S&T Bancorp Inc.	22,799	773
Kearny Financial Corp.	61,276	772
QTS Realty Trust Inc. Class A	18,269	771
Summit Hotel Properties Inc.	57,181	762
Redwood Trust Inc.	55,109	759
Hersha Hospitality Trust Class A	32,081	757
* Beneficial Bancorp Inc.	54,194	757
FelCor Lodging Trust Inc.	93,754	752
* iStar Inc.	56,150	741
EVERTEC Inc.	43,089	740
United Community Banks Inc.	34,928	729
Ameris Bancorp	21,181	724
Banner Corp.	13,792	724
* First Cash Financial Services Inc.	18,496	719
* FCB Financial Holdings Inc. Class A	18,407	717

	ServisFirst Bancshares Inc.	14,471	712
*	HRG Group Inc.	51,658	707
*,^ St. Joe Co.		36,211	703
	WSFS Financial Corp.	19,938	681
	First Merchants Corp.	24,857	676
	Apollo Commercial Real Estate Finance Inc.	37,920	665
	Towne Bank	29,602	665
	AMERISAFE Inc.	12,327	664
	Investors Real Estate Trust	79,889	653
	Boston Private Financial Holdings Inc.	53,867	652
	Stewart Information Services Corp.	14,918	647
	Infinity Property & Casualty Corp.	7,461	638
	Terreno Realty Corp.	28,001	634
	Franklin Street Properties Corp.	58,450	612
	Tompkins Financial Corp.	9,780	612
	Virtus Investment Partners Inc.	4,475	610
	Cash America International Inc.	17,937	605
	Talmer Bancorp Inc. Class A	33,126	605
	ARMOUR Residential REIT Inc.	28,642	605
*	Navigators Group Inc.	6,913	596
	Capstead Mortgage Corp.	62,204	590
	Starwood Waypoint Residential Trust	24,831	587
	Rexford Industrial Realty Inc.	36,169	583
	Berkshire Hills Bancorp Inc.	19,246	582
*	FNFV Group	51,851	580
*	MBIA Inc.	88,293	580
	National General Holdings Corp.	26,178	574
	Employers Holdings Inc.	20,867	572
	First Commonwealth Financial Corp.	58,029	571
	Wilshire Bancorp Inc.	46,139	569
	Chatham Lodging Trust	24,951	569
*	Encore Capital Group Inc.	16,891	557
	Inland Real Estate Corp.	57,417	552
	Safety Insurance Group Inc.	9,849	552
	Alexander's Inc.	1,370	549
	Banco Latinoamericano de Comercio Exterior SA	19,736	548
*	Customers Bancorp Inc.	17,606	546
	State Bank Financial Corp.	23,382	545
	Hanmi Financial Corp.	20,857	544
	STORE Capital Corp.	23,909	544
	Brookline Bancorp Inc.	46,019	540
	United Fire Group Inc.	13,359	535
	Meridian Bancorp Inc.	35,957	527
	Lakeland Financial Corp.	10,906	525
	New Senior Investment Group Inc.	56,298	520
	Cardinal Financial Corp.	21,060	518
	National Bank Holdings Corp. Class A	22,743	516
*	Walker & Dunlop Inc.	17,452	516
	Maiden Holdings Ltd.	33,263	513
	Nelnet Inc. Class A	15,485	511
	Greenhill & Co. Inc.	19,060	505
*	Green Dot Corp. Class A	29,985	504
	Oritani Financial Corp.	29,005	503
	American Capital Mortgage Investment Corp.	33,471	502
*	Ocwen Financial Corp.	70,085	500
	City Holding Co.	9,973	498
	Capital Bank Financial Corp.	14,745	497

	Altisource Residential Corp.	37,301	494
	Northfield Bancorp Inc.	30,761	490
*	Ambac Financial Group Inc.	28,968	489
	CenterState Banks Inc.	29,897	477
	BNC Bancorp	18,619	475
	Southside Bancshares Inc.	16,663	471
	Sandy Spring Bancorp Inc.	16,013	470
	United Financial Bancorp Inc.	32,608	454
	First Potomac Realty Trust	38,755	450
	Heartland Financial USA Inc.	11,734	447
	Investment Technology Group Inc.	22,242	446
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	25,010	437
	Flushing Financial Corp.	19,056	434
	Universal Health Realty Income Trust	8,190	432
	TriCo Bancshares	14,717	431
	Yadkin Financial Corp.	16,363	430
	FBL Financial Group Inc. Class A	6,234	426
	Diamond Hill Investment Group Inc.	1,934	426
*	First NBC Bank Holding Co.	9,869	418
	New York Mortgage Trust Inc.	71,992	418
	Universal Insurance Holdings Inc.	20,800	411
	Cohen & Steers Inc.	13,262	411
	TrustCo Bank Corp. NY	61,663	404
	Cedar Realty Trust Inc.	55,029	403
	Cass Information Systems Inc.	7,474	403
	Monmouth Real Estate Investment Corp.	38,248	399
*	Piper Jaffray Cos.	9,767	396
*	Greenlight Capital Re Ltd. Class A	19,076	393
	Washington Trust Bancorp Inc.	9,574	391
	First Interstate BancSystem Inc. Class A	12,780	389
	Stock Yards Bancorp Inc.	9,618	387
	Agree Realty Corp.	11,493	385
	Heritage Financial Corp.	19,636	384
*	LendingTree Inc.	3,768	384
	National Western Life Group Inc. Class A	1,458	384
	Rouse Properties Inc.	23,792	383
	Ashford Hospitality Trust Inc.	54,076	380
	Enterprise Financial Services Corp.	12,920	379
	ConnectOne Bancorp Inc.	19,372	378
	Dime Community Bancshares Inc.	20,288	376
	Community Trust Bancorp Inc.	10,169	373
	Silver Bay Realty Trust Corp.	23,468	369
	Ladder Capital Corp.	26,004	368
	1st Source Corp.	10,807	365
	Urstadt Biddle Properties Inc. Class A	18,224	365
	American Residential Properties Inc.	20,808	364
*	Heritage Insurance Holdings Inc.	16,013	360
	Saul Centers Inc.	6,449	359
^	United Development Funding IV	19,821	354
	Banc of California Inc.	23,559	354
*,^ Walter Investment Management Corp.		24,325	354
	Great Southern Bancorp Inc.	6,901	351
*	INTL. FCStone Inc.	9,781	348
	CareTrust REIT Inc.	31,181	348
	Bryn Mawr Bank Corp.	11,694	348
	Central Pacific Financial Corp.	14,936	347
*,^ Nationstar Mortgage Holdings Inc.		25,448	347

	First Busey Corp.	15,653	344
*	Cowen Group Inc. Class A	72,181	343
	Moelis & Co. Class A	11,597	342
	Anworth Mortgage Asset Corp.	68,432	329
*	Flagstar Bancorp Inc.	13,391	329
*	Pacific Premier Bancorp Inc.	13,981	328
	Western Asset Mortgage Capital Corp.	27,585	325
	MainSource Financial Group Inc.	14,080	324
	CoBiz Financial Inc.	23,562	323
*	HomeStreet Inc.	14,638	317
	Bridge Bancorp Inc.	9,663	308
	BancFirst Corp.	4,738	305
	Lakeland Bancorp Inc.	24,929	301
	NewBridge Bancorp	23,467	301
*	Forestar Group Inc.	22,160	301
	German American Bancorp Inc.	8,658	299
*	CU Bancorp	11,024	297
	Blue Hills Bancorp Inc.	18,240	297
	CatchMark Timber Trust Inc. Class A	26,113	296
*,^ Citizens Inc. Class A		31,897	296
	Westwood Holdings Group Inc.	5,034	294
	RE/MAX Holdings Inc. Class A	7,789	292
*	Marcus & Millichap Inc.	8,785	288
	Getty Realty Corp.	16,449	287
	InfraREIT Inc.	14,212	287
	Campus Crest Communities Inc.	42,672	286
*	KCG Holdings Inc. Class A	22,136	286
*	First BanCorp	75,673	284
	Mercantile Bank Corp.	10,850	281
	Virtu Financial Inc. Class A	12,441	277
	Resource Capital Corp.	21,859	275
	Preferred Bank	7,498	273
	Apollo Residential Mortgage Inc.	20,932	272
	AG Mortgage Investment Trust Inc.	18,231	269
	GAMCO Investors Inc. Class A	4,106	269
	Univest Corp. of Pennsylvania	12,855	268
	Opus Bank	6,808	268
	First Financial Corp.	7,250	265
	Clifton Bancorp Inc.	17,844	265
	Federated National Holding Co.	9,214	263
	Metro Bancorp Inc.	7,730	263
	Fidelity Southern Corp.	11,530	261
	Ashford Hospitality Prime Inc.	18,108	257
	RAIT Financial Trust	59,510	257
	OM Asset Management plc	15,826	257
*	HomeTrust Bancshares Inc.	12,733	255
*	Seacoast Banking Corp. of Florida	15,710	252
	National Storage Affiliates Trust	15,167	251
	First Bancorp	12,858	251
	First of Long Island Corp.	7,973	250
	Waterstone Financial Inc.	18,010	249
	Independent Bank Group Inc.	6,238	249
	First Defiance Financial Corp.	6,003	249
*	Altisource Portfolio Solutions SA	8,628	248
	Financial Institutions Inc.	9,101	248
	Stonegate Bank	7,304	247
	Dynex Capital Inc.	35,911	247

Peoples Bancorp Inc.	11,856	244
OFG Bancorp	28,892	242
* NMI Holdings Inc. Class A	32,185	238
James River Group Holdings Ltd.	7,323	235
Independent Bank Corp.	15,096	234
Bank Mutual Corp.	30,120	233
State Auto Financial Corp.	9,992	232
Peapack Gladstone Financial Corp.	10,151	231
Southwest Bancorp Inc.	12,351	228
Ares Commercial Real Estate Corp.	17,727	228
Suffolk Bancorp	7,678	228
HCI Group Inc.	5,731	224
First Community Bancshares Inc.	10,934	223
Park Sterling Corp.	29,465	223
Camden National Corp.	4,959	223
* Safeguard Scientifics Inc.	13,621	222
West Bancorporation Inc.	10,566	219
Bank of Marin Bancorp	3,983	219
Whitestone REIT	18,017	219
* Ladenburg Thalmann Financial Services Inc.	69,414	219
Meta Financial Group Inc.	4,837	218
* Anchor BanCorp Wisconsin Inc.	5,126	215
United Insurance Holdings Corp.	11,302	214
Arrow Financial Corp.	7,430	212
OneBeacon Insurance Group Ltd. Class A	14,828	206
Arlington Asset Investment Corp. Class A	14,691	204
Horizon Bancorp	7,408	204
State National Cos. Inc.	20,027	202
Federal Agricultural Mortgage Corp.	6,728	202
Pacific Continental Corp.	12,526	199
Gladstone Commercial Corp.	13,590	198
* World Acceptance Corp.	4,539	196
* EZCORP Inc. Class A	33,422	194
First Connecticut Bancorp Inc.	10,566	193
CorEnergy Infrastructure Trust Inc.	38,126	193
Peoples Financial Services Corp.	4,814	192
United Community Financial Corp.	32,323	190
* Houlihan Lokey Inc.	7,730	189
* Tejon Ranch Co.	8,890	188
One Liberty Properties Inc.	8,381	187
Fidelity & Guaranty Life	7,282	187
Armada Hoffler Properties Inc.	16,441	186
QCR Holdings Inc.	7,629	185
* TriState Capital Holdings Inc.	13,823	183
CNB Financial Corp.	9,476	177
OceanFirst Financial Corp.	8,904	176
Republic Bancorp Inc. Class A	6,517	175
Preferred Apartment Communities Inc. Class A	14,819	174
* Bancorp Inc.	22,602	174
Guaranty Bancorp	9,880	173
GAIN Capital Holdings Inc.	20,677	171
Consolidated-Tomoka Land Co.	2,863	171
* MoneyGram International Inc.	19,161	168
Heritage Commerce Corp.	15,553	168
* Triumph Bancorp Inc.	9,585	167
* PICO Holdings Inc.	15,403	167
Citizens & Northern Corp.	8,089	166

Independence Realty Trust Inc.	21,133	165
NexPoint Residential Trust Inc.	12,391	164
National Bankshares Inc.	4,521	162
* Everi Holdings Inc.	42,384	162
* Real Industry Inc.	15,725	162
MidWestOne Financial Group Inc.	5,044	160
* Global Indemnity plc	5,406	159
Territorial Bancorp Inc.	5,462	157
Easterly Government Properties Inc.	8,755	156
* eHealth Inc.	12,058	156
Ames National Corp.	6,157	156
First Bancorp Inc.	6,981	155
BankFinancial Corp.	11,780	151
* NewStar Financial Inc.	15,679	151
* Old Second Bancorp Inc.	19,194	149
American National Bankshares Inc.	5,717	149
First Business Financial Services Inc.	5,717	148
UMH Properties Inc.	14,874	146
* PennyMac Financial Services Inc. Class A	8,898	144
Bluerock Residential Growth REIT Inc. Class A	12,612	144
* Atlas Financial Holdings Inc.	6,853	144
Charter Financial Corp.	10,719	143
* FRP Holdings Inc.	4,592	142
Baldwin & Lyons Inc.	5,948	139
Fox Chase Bancorp Inc.	7,596	139
Penns Woods Bancorp Inc.	3,083	138
Sierra Bancorp	7,697	137
Orchid Island Capital Inc.	14,338	137
EMC Insurance Group Inc.	5,219	136
* Sun Bancorp Inc.	6,148	135
Bar Harbor Bankshares	3,826	134
Tiptree Financial Inc. Class A	19,424	133
Heritage Oaks Bancorp	15,577	130
* Farmers Capital Bank Corp.	4,803	130
* Enova International Inc.	16,886	127
National Interstate Corp.	4,852	127
* Cascade Bancorp	21,011	126
Oppenheimer Holdings Inc. Class A	7,031	126
Enterprise Bancorp Inc.	5,058	124
* Green Bancorp Inc.	9,113	124
* BSB Bancorp Inc.	5,404	123
* Hallmark Financial Services Inc.	9,621	123
Kansas City Life Insurance Co.	2,445	122
* AV Homes Inc.	8,441	117
* CommunityOne Bancorp	8,259	116
* Franklin Financial Network Inc.	3,550	115
Capital City Bank Group Inc.	7,255	114
Crawford & Co. Class B	19,055	114
Calamos Asset Management Inc. Class A	11,737	112
* Regional Management Corp.	7,102	111
* Impac Mortgage Holdings Inc.	5,737	107
Hingham Institution for Savings	823	107
Merchants Bancshares Inc.	3,113	102
Access National Corp.	4,650	102
* National Commerce Corp.	3,822	100
Century Bancorp Inc. Class A	2,229	100
* C1 Financial Inc.	4,028	98

*	Bear State Financial Inc.	8,801	94
*,^ Trupanion Inc.		10,798	88
	Pzena Investment Management Inc. Class A	8,595	83
	Donegal Group Inc. Class A	5,781	80
*,^ On Deck Capital Inc.		7,515	75
	Independence Holding Co.	4,777	72
	Resource America Inc. Class A	9,807	57
*	Stonegate Mortgage Corp.	9,592	50
	Live Oak Bancshares Inc.	3,077	49
*	Ashford Inc.	662	41
*	Hampton Roads Bankshares Inc.	21,486	40
	Great Ajax Corp.	2,957	38
	People's Utah Bancorp	1,838	31
*	ZAIS Group Holdings Inc.	2,935	29
*	BBX Capital Corp.	1,574	27
	Medley Management Inc. Class A	4,433	26
	CIFC Corp.	3,374	24
	Fifth Street Asset Management Inc.	4,288	20
*	JG Wentworth Co. Class A	9,831	19
*	RCS Capital Corp. Class A	29,421	16
*	Altisource Asset Management Corp.	528	9
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	782	—
			311,981
Health Care (15.7%)
*	STERIS plc	55,609	4,247
*	Dyax Corp.	95,092	3,201
*	Anacor Pharmaceuticals Inc.	26,750	3,123
*	Neurocrine Biosciences Inc.	55,761	3,032
	West Pharmaceutical Services Inc.	46,968	2,961
*	Amsurg Corp.	31,601	2,656
*	Team Health Holdings Inc.	47,014	2,592
*	Ultragenyx Pharmaceutical Inc.	25,092	2,467
*	PAREXEL International Corp.	36,012	2,443
*	WellCare Health Plans Inc.	28,749	2,371
*	ABIOMED Inc.	27,244	2,222
	HealthSouth Corp.	59,729	2,102
*	Impax Laboratories Inc.	46,805	2,062
*	ACADIA Pharmaceuticals Inc.	52,024	1,974
*	Myriad Genetics Inc.	45,336	1,972
*	Medicines Co.	43,231	1,816
*	Prestige Brands Holdings Inc.	34,138	1,737
*	LivaNova plc	28,964	1,733
	Chemed Corp.	11,147	1,722
*	Cepheid	46,861	1,684
*	Medidata Solutions Inc.	36,089	1,654
*	NuVasive Inc.	31,594	1,647
	Owens & Minor Inc.	41,195	1,586
*,^ Kite Pharma Inc.		18,822	1,550
*	Molina Healthcare Inc.	25,638	1,545
*	Pacira Pharmaceuticals Inc.	23,825	1,543
*	Catalent Inc.	54,708	1,524
*	Novavax Inc.	174,968	1,498
*	Portola Pharmaceuticals Inc. Class A	30,160	1,496
	Cantel Medical Corp.	22,448	1,455
*	Prothena Corp. plc	20,422	1,441
*	Neogen Corp.	24,217	1,430
*	Insulet Corp.	37,045	1,355

*	Nektar Therapeutics	85,857	1,345
*	Radius Health Inc.	21,568	1,312
*	Wright Medical Group NV	58,422	1,251
*	Halozyme Therapeutics Inc.	69,548	1,238
*	Ligand Pharmaceuticals Inc.	11,460	1,227
*	Globus Medical Inc.	44,801	1,215
*	Chimerix Inc.	29,837	1,205
*	MedAssets Inc.	39,504	1,190
*	Masimo Corp.	28,553	1,184
*	Celldex Therapeutics Inc.	64,596	1,163
*	Integra LifeSciences Holdings Corp.	18,511	1,161
*	WebMD Health Corp.	24,694	1,123
*	Air Methods Corp.	25,679	1,122
*	Cambrex Corp.	20,532	1,101
*	Haemonetics Corp.	33,739	1,088
*	Sarepta Therapeutics Inc.	29,379	1,080
*	Acorda Therapeutics Inc.	28,017	1,070
*	ZS Pharma Inc.	11,859	1,067
*	Natus Medical Inc.	21,610	1,054
*	ICU Medical Inc.	9,239	1,048
*	Ironwood Pharmaceuticals Inc. Class A	82,699	1,009
*	Ophthotech Corp.	15,466	983
*	Halyard Health Inc.	30,549	977
*,^ ZIOPHARM Oncology Inc.		74,595	976
*	Greatbatch Inc.	16,745	972
*	Magellan Health Inc.	17,919	943
*	FibroGen Inc.	31,239	929
*	Intra-Cellular Therapies Inc. Class A	17,409	928
*	AMN Healthcare Services Inc.	31,186	920
*	Exelixis Inc.	146,703	839
	Select Medical Holdings Corp.	68,551	827
*	Amicus Therapeutics Inc.	76,068	816
*	NxStage Medical Inc.	41,344	807
	Ensign Group Inc.	16,632	791
*	Achillion Pharmaceuticals Inc.	77,176	786
	Abaxis Inc.	14,755	785
*	HealthEquity Inc.	23,716	783
*	TESARO Inc.	15,249	778
*	ImmunoGen Inc.	56,519	767
	CONMED Corp.	18,021	766
*	Depomed Inc.	39,050	759
*	Emergent BioSolutions Inc.	19,936	751
*	Amedisys Inc.	18,450	749
	Kindred Healthcare Inc.	54,363	726
*	Omnicell Inc.	23,806	718
*	Momenta Pharmaceuticals Inc.	40,033	715
*	ExamWorks Group Inc.	26,999	713
*	MacroGenics Inc.	20,508	709
*	ARIAD Pharmaceuticals Inc.	109,290	701
*	HMS Holdings Corp.	57,461	697
	Analogic Corp.	8,153	681
*	Merrimack Pharmaceuticals Inc.	72,334	681
*	PharMerica Corp.	20,001	680
*	PTC Therapeutics Inc.	22,243	668
*	Dynavax Technologies Corp.	23,778	663
*	Nevro Corp.	10,918	659
*	Cempra Inc.	20,657	659

*	Insmed Inc.	40,202	656
*	Lannett Co. Inc.	17,407	643
*	Zeltiq Aesthetics Inc.	21,171	643
*	MiMedx Group Inc.	70,573	632
*	TherapeuticsMD Inc.	82,809	622
*	Repligen Corp.	21,599	614
*	Acceleron Pharma Inc.	14,216	609
*	Cynosure Inc. Class A	14,476	609
*	Luminex Corp.	28,177	606
*	AMAG Pharmaceuticals Inc.	22,366	595
*	PRA Health Sciences Inc.	12,980	588
*	Heron Therapeutics Inc.	18,979	568
*	Clovis Oncology Inc.	18,030	567
*	Alder Biopharmaceuticals Inc.	15,208	567
*	Exact Sciences Corp.	62,230	566
*	Merit Medical Systems Inc.	28,620	554
*	HeartWare International Inc.	11,381	545
*	Five Prime Therapeutics Inc.	14,116	543
	Meridian Bioscience Inc.	27,324	535
	Quality Systems Inc.	32,822	533
*	Geron Corp.	103,556	528
*	Surgical Care Affiliates Inc.	14,071	523
^	Theravance Inc.	55,293	511
*	Retrophin Inc.	22,851	511
*	Eagle Pharmaceuticals Inc.	5,571	511
*	BioCryst Pharmaceuticals Inc.	47,395	503
*	NewLink Genetics Corp.	13,577	497
*,^ Insys Therapeutics Inc.		15,408	491
*	Orthofix International NV	12,323	488
*	Relypsa Inc.	21,377	481
*	Affymetrix Inc.	50,004	474
*	Coherus Biosciences Inc.	15,562	473
	National HealthCare Corp.	6,521	451
*	Endologix Inc.	44,178	450
*	LDR Holding Corp.	16,557	447
*	Capital Senior Living Corp.	19,166	439
*	Atara Biotherapeutics Inc.	11,137	438
*	Sage Therapeutics Inc.	9,059	434
	US Physical Therapy Inc.	8,195	433
*	Providence Service Corp.	8,841	428
	Invacare Corp.	21,021	419
*	Triple-S Management Corp. Class B	15,686	415
*	Synergy Pharmaceuticals Inc.	65,912	414
	PDL BioPharma Inc.	107,551	407
*	Quidel Corp.	18,662	405
*	Pacific Biosciences of California Inc.	39,336	402
*	AtriCure Inc.	18,717	402
*	Revance Therapeutics Inc.	10,333	401
*	Vascular Solutions Inc.	11,280	401
*	INC Research Holdings Inc. Class A	8,428	399
*	Anika Therapeutics Inc.	9,498	399
*,^ Rockwell Medical Inc.		32,760	397
*	Omeros Corp.	24,836	394
*	Inogen Inc.	10,284	393
*	LHC Group Inc.	8,441	393
*,^ Keryx Biopharmaceuticals Inc.		67,777	391
	Atrion Corp.	921	388

*	Cross Country Healthcare Inc.	21,195	387
*	Spectranetics Corp.	27,552	381
*	Arena Pharmaceuticals Inc.	158,168	378
*	Sangamo BioSciences Inc.	45,472	377
*	Lexicon Pharmaceuticals Inc.	27,077	373
*	Aerie Pharmaceuticals Inc.	13,519	371
*	Array BioPharma Inc.	92,786	367
	Phibro Animal Health Corp. Class A	11,311	367
	Computer Programs & Systems Inc.	7,500	365
*	Accuray Inc.	51,540	363
*	Supernus Pharmaceuticals Inc.	22,368	361
*	Hanger Inc.	23,127	360
*,^ Cerus Corp.		62,037	352
*	Genomic Health Inc.	11,578	351
*	Inovio Pharmaceuticals Inc.	47,078	349
*	Cardiovascular Systems Inc.	21,025	336
*	Raptor Pharmaceutical Corp.	52,996	335
*	Enanta Pharmaceuticals Inc.	10,360	326
*,^ MannKind Corp.		161,903	324
*	Albany Molecular Research Inc.	16,223	323
*	Amphastar Pharmaceuticals Inc.	20,946	322
*	Dermira Inc.	10,243	316
*	Theravance Biopharma Inc.	16,669	313
*	La Jolla Pharmaceutical Co.	9,162	310
*	Progenics Pharmaceuticals Inc.	45,732	307
*	Epizyme Inc.	18,947	305
*	Spark Therapeutics Inc.	5,276	305
*	TG Therapeutics Inc.	23,017	303
*	SciClone Pharmaceuticals Inc.	32,512	298
*	Xencor Inc.	18,259	294
*	Mirati Therapeutics Inc.	7,616	290
*	Karyopharm Therapeutics Inc.	15,016	281
*	Sucampo Pharmaceuticals Inc. Class A	16,351	280
*	Infinity Pharmaceuticals Inc.	31,786	280
*	NeoGenomics Inc.	34,813	277
*	Vanda Pharmaceuticals Inc.	27,837	274
*	Healthways Inc.	20,421	271
*	Cytokinetics Inc.	22,781	269
*	Trevena Inc.	21,140	266
*	Spectrum Pharmaceuticals Inc.	44,020	264
	Landauer Inc.	6,360	259
*	Agenus Inc.	50,406	258
*	OncoMed Pharmaceuticals Inc.	11,259	257
*	Tetraphase Pharmaceuticals Inc.	23,834	256
*	Zogenix Inc.	16,354	252
*	Otonomy Inc.	9,533	252
*,^ Arrowhead Research Corp.		39,440	249
	Universal American Corp.	33,256	249
*	Esperion Therapeutics Inc.	8,631	245
*	Adeptus Health Inc. Class A	3,990	240
*,^ Advaxis Inc.		19,863	240
*	Ocata Therapeutics Inc.	27,704	238
*,^ Accelerate Diagnostics Inc.		13,847	237
*	OraSure Technologies Inc.	37,440	234
*,^ Teligent Inc.		27,586	234
*	XenoPort Inc.	38,563	233
*	Concert Pharmaceuticals Inc.	10,073	231

*	K2M Group Holdings Inc.	11,397	230
*	ANI Pharmaceuticals Inc.	5,208	228
*	GenMark Diagnostics Inc.	27,874	222
*	BioTelemetry Inc.	17,436	220
*	Cara Therapeutics Inc.	13,278	220
*	Press Ganey Holdings Inc.	6,730	217
*	CorVel Corp.	5,595	217
*	Corcept Therapeutics Inc.	41,048	217
*	Sagent Pharmaceuticals Inc.	14,137	217
*	Oncothyreon Inc.	61,025	217
*	Lion Biotechnologies Inc.	29,731	216
*	Fluidigm Corp.	18,701	213
*	STAAR Surgical Co.	25,319	212
*	Idera Pharmaceuticals Inc.	54,640	212
*	Immunomedics Inc.	64,200	211
*	Intersect ENT Inc.	10,591	209
*	Ardelyx Inc.	10,662	209
*	Global Blood Therapeutics Inc.	4,418	207
*	Ignyta Inc.	13,872	204
*,^ Organovo Holdings Inc.		60,144	204
*	Almost Family Inc.	4,765	202
*	Civitas Solutions Inc.	7,579	199
*	AngioDynamics Inc.	16,600	198
*	Curis Inc.	71,966	197
*	Seres Therapeutics Inc.	5,494	197
*	Regulus Therapeutics Inc.	18,934	191
*	Versartis Inc.	15,065	191
*	BioDelivery Sciences International Inc.	30,741	188
*	Zafgen Inc.	11,052	187
*	Rigel Pharmaceuticals Inc.	56,701	186
*	SurModics Inc.	8,616	181
	CryoLife Inc.	16,561	180
*	Flexion Therapeutics Inc.	9,250	180
*	Oxford Immunotec Global plc	13,146	174
*,^ Aduro Biotech Inc.		5,619	174
*	Durect Corp.	72,955	172
*	Peregrine Pharmaceuticals Inc.	133,396	172
*,^ Axovant Sciences Ltd.		9,055	172
*	Paratek Pharmaceuticals Inc.	8,170	169
*	Aegerion Pharmaceuticals Inc.	16,449	168
*	Akebia Therapeutics Inc.	15,530	167
*	Loxo Oncology Inc.	4,997	165
*	Orexigen Therapeutics Inc.	68,002	163
*	Pfenex Inc.	10,517	162
*	InVivo Therapeutics Holdings Corp.	16,705	161
*	BioSpecifics Technologies Corp.	3,220	156
*,^ Galena Biopharma Inc.		103,135	155
*,^ Cellular Biomedicine Group Inc.		6,652	153
*	Aimmune Therapeutics Inc.	7,120	152
*	Immune Design Corp.	7,183	150
*	Threshold Pharmaceuticals Inc.	42,917	150
*	OvaScience Inc.	15,743	148
*	Sorrento Therapeutics Inc.	18,364	147
*	Navidea Biopharmaceuticals Inc.	97,646	146
*	Anthera Pharmaceuticals Inc.	25,543	145
*	POZEN Inc.	18,938	144
*	ChemoCentryx Inc.	18,918	143

*	RTI Surgical Inc.	36,323	142
*,^ Sequenom Inc.		79,780	142
*,^ ConforMIS Inc.		6,623	141
*	Blueprint Medicines Corp.	6,082	141
*	CTI BioPharma Corp.	113,976	140
*,^ Northwest Biotherapeutics Inc.		30,086	139
*	NanoString Technologies Inc.	9,102	139
*	RadNet Inc.	22,127	137
	Utah Medical Products Inc.	2,404	136
*	CytRx Corp.	42,563	133
*	Catalyst Pharmaceuticals Inc.	48,955	133
*	Avalanche Biotechnologies Inc.	12,588	132
*	Foundation Medicine Inc.	7,754	132
*	Dicerna Pharmaceuticals Inc.	9,846	132
*	Antares Pharma Inc.	99,982	131
*	Cutera Inc.	9,184	131
*	Heska Corp.	3,736	130
*,^ BioTime Inc.		36,880	130
*,^ Teladoc Inc.		6,069	129
*	AAC Holdings Inc.	5,099	125
*	Vitae Pharmaceuticals Inc.	8,692	125
	Osiris Therapeutics Inc.	12,146	125
*	Foamix Pharmaceuticals Ltd.	15,479	124
*	Trovagene Inc.	18,830	122
*	Bellicum Pharmaceuticals Inc.	5,190	120
*	Genesis Healthcare Inc.	24,417	119
*	Tandem Diabetes Care Inc.	11,415	118
*	Exactech Inc.	6,667	117
	LeMaitre Vascular Inc.	7,478	115
*	Glaukos Corp.	4,418	114
*	Endocyte Inc.	24,375	113
*	Adamas Pharmaceuticals Inc.	7,045	113
*	Aratana Therapeutics Inc.	18,622	109
*,^ Vital Therapies Inc.		11,453	108
*	Five Star Quality Care Inc.	29,223	105
*	Chiasma Inc.	4,683	104
*	Fibrocell Science Inc.	17,381	103
	National Research Corp. Class A	6,617	102
*	Medgenics Inc.	14,176	98
*	BioScrip Inc.	45,034	95
*	SeaSpine Holdings Corp.	5,750	95
*	Applied Genetic Technologies Corp.	5,538	94
*	Ocular Therapeutix Inc.	9,775	93
*	Addus HomeCare Corp.	4,029	92
*	Genocea Biosciences Inc.	14,075	90
*	Assembly Biosciences Inc.	8,992	88
*,^ VIVUS Inc.		69,094	86
*	XOMA Corp.	63,627	85
*	Castlight Health Inc. Class B	21,053	84
*	Stemline Therapeutics Inc.	10,076	83
*	Collegium Pharmaceutical Inc.	4,350	83
*	Pernix Therapeutics Holdings Inc.	27,518	83
*	Proteon Therapeutics Inc.	5,097	81
*	TransEnterix Inc.	29,472	78
*	Affimed NV	9,902	74
*,^ Tokai Pharmaceuticals Inc.		6,309	73
*	Harvard Bioscience Inc.	22,801	72

*	T2 Biosystems Inc.	5,985	71
*	NantKwest Inc.	4,256	69
*	Imprivata Inc.	5,669	68
*	Agile Therapeutics Inc.	7,375	66
*	Alimera Sciences Inc.	21,137	65
*,^ Veracyte Inc.		8,786	63
*	Entellus Medical Inc.	3,575	62
*	Natera Inc.	6,404	57
*,^ Unilife Corp.		75,988	57
*	iRadimed Corp.	1,792	56
*	Neos Therapeutics Inc.	3,536	55
*	Calithera Biosciences Inc.	6,795	54
*	Corium International Inc.	6,510	53
*,^ Nobilis Health Corp.		20,741	52
*	CorMedix Inc.	21,557	52
*	Verastem Inc.	20,924	48
*	Cidara Therapeutics Inc.	3,056	47
*	Corindus Vascular Robotics Inc.	13,693	44
*	Flex Pharma Inc.	3,401	41
*	Second Sight Medical Products Inc.	7,570	38
*	EndoChoice Holdings Inc.	4,201	37
*	Invitae Corp.	4,794	37
*	Invuity Inc.	2,945	35
*	Asterias Biotherapeutics Inc.	7,276	35
*	Abeona Therapeutics Inc.	6,651	31
*	aTyr Pharma Inc.	3,603	31
*	Zynerba Pharmaceuticals Inc.	2,204	30
*	Carbylan Therapeutics Inc.	7,457	30
*	Alliance HealthCare Services Inc.	3,126	28
*	Lantheus Holdings Inc.	7,847	28
*	vTv Therapeutics Inc. Class A	3,932	27
*	Nivalis Therapeutics Inc.	3,214	27
*	Synta Pharmaceuticals Corp.	60,709	26
*	Sientra Inc.	5,168	25
*	Catabasis Pharmaceuticals Inc.	2,881	24
*	XBiotech Inc.	2,509	19
*	Tobira Therapeutics Inc.	1,380	18
			184,228
Materials & Processing (5.9%)
*	Berry Plastics Group Inc.	77,940	2,834
	Olin Corp.	107,703	2,345
	PolyOne Corp.	58,224	2,095
	Sensient Technologies Corp.	30,511	2,039
	Belden Inc.	27,844	1,748
*	Louisiana-Pacific Corp.	93,082	1,713
	Minerals Technologies Inc.	22,711	1,398
	Balchem Corp.	20,342	1,393
*	Beacon Roofing Supply Inc.	32,397	1,386
*	Rexnord Corp.	66,605	1,361
*	Chemtura Corp.	43,925	1,349
	KapStone Paper and Packaging Corp.	55,589	1,349
	HB Fuller Co.	33,028	1,315
*	Masonite International Corp.	19,769	1,304
	Carpenter Technology Corp.	32,906	1,183
	Mueller Industries Inc.	37,191	1,171
	Commercial Metals Co.	75,543	1,117
*	RBC Bearings Inc.	15,305	1,081

Simpson Manufacturing Co. Inc.	27,584	1,024
Universal Forest Products Inc.	13,205	1,020
* MRC Global Inc.	67,046	992
Mueller Water Products Inc. Class A	105,632	985
Worthington Industries Inc.	31,260	962
Apogee Enterprises Inc.	19,153	962
Axiall Corp.	46,117	961
Kaiser Aluminum Corp.	11,154	956
* Headwaters Inc.	48,418	928
Innospec Inc.	15,793	922
* Trex Co. Inc.	20,941	907
Interface Inc. Class A	43,400	863
Schweitzer-Mauduit International Inc.	19,949	834
* Boise Cascade Co.	25,823	808
Comfort Systems USA Inc.	24,432	775
US Silica Holdings Inc.	35,104	747
Quaker Chemical Corp.	8,747	746
* Stillwater Mining Co.	79,077	740
Neenah Paper Inc.	10,987	730
Greif Inc. Class A	20,249	718
* Cabot Microelectronics Corp.	16,246	682
A Schulman Inc.	19,009	658
AAON Inc.	26,621	658
Stepan Co.	12,553	654
* Clearwater Paper Corp.	12,373	604
Advanced Drainage Systems Inc.	22,118	593
Calgon Carbon Corp.	34,390	582
* Ferro Corp.	47,619	572
* US Concrete Inc.	9,572	562
* Gibraltar Industries Inc.	20,186	539
Aceto Corp.	19,056	538
PH Glatfelter Co.	28,357	504
* Univar Inc.	26,285	498
Deltic Timber Corp.	7,225	474
Hecla Mining Co.	243,618	470
* Kraton Performance Polymers Inc.	20,636	459
* Builders FirstSource Inc.	33,161	446
Globe Specialty Metals Inc.	42,467	432
Quanex Building Products Corp.	21,989	409
Griffon Corp.	22,120	401
Innophos Holdings Inc.	12,868	382
Materion Corp.	13,150	382
* Summit Materials Inc. Class A	16,577	377
* Continental Building Products Inc.	20,596	376
* PGT Inc.	31,315	348
* Patrick Industries Inc.	8,400	348
* Installed Building Products Inc.	13,052	327
Global Brass & Copper Holdings Inc.	13,965	325
Haynes International Inc.	8,081	316
* Nortek Inc.	6,410	309
* Koppers Holdings Inc.	13,464	307
American Vanguard Corp.	19,183	302
Rayonier Advanced Materials Inc.	26,647	299
NN Inc.	17,400	297
Insteel Industries Inc.	12,051	294
* Unifi Inc.	9,677	289
Schnitzer Steel Industries Inc.	17,228	284

	Hawkins Inc.	6,860	281
*,^ AK Steel Holding Corp.		117,803	280
	Wausau Paper Corp.	27,250	279
	TimkenSteel Corp.	25,726	263
	Tredegar Corp.	16,435	259
	Myers Industries Inc.	15,944	247
*	AEP Industries Inc.	2,633	240
	Tronox Ltd. Class A	40,854	238
	FutureFuel Corp.	16,245	233
*	OMNOVA Solutions Inc.	30,638	230
*	Landec Corp.	17,898	229
*,^ Cliffs Natural Resources Inc.		99,705	223
*	Coeur Mining Inc.	87,136	223
*	Trinseo SA	7,535	215
*	Veritiv Corp.	5,355	211
*	NCI Building Systems Inc.	17,522	208
	Chase Corp.	4,566	203
	Culp Inc.	6,771	191
*	Ply Gem Holdings Inc.	14,444	191
	LSI Industries Inc.	14,092	167
*	Stock Building Supply Holdings Inc.	9,383	161
*	Senomyx Inc.	27,866	129
*	Intrepid Potash Inc.	35,516	128
*	Century Aluminum Co.	33,419	125
	KMG Chemicals Inc.	6,198	122
*	Lawson Products Inc.	3,723	104
	Oil-Dri Corp. of America	3,181	99
*	LSB Industries Inc.	12,700	90
*,^ Horsehead Holding Corp.		36,310	89
	Kronos Worldwide Inc.	13,612	88
	LB Foster Co. Class A	6,633	82
	Omega Flex Inc.	2,005	80
*	Northwest Pipe Co.	6,433	76
	United States Lime & Minerals Inc.	1,350	70
*	Core Molding Technologies Inc.	4,784	68
*	Uranium Energy Corp.	61,949	67
	Olympic Steel Inc.	5,894	66
*	Energy Fuels Inc.	28,588	53
	Rentech Inc.	14,946	43
*	Handy & Harman Ltd.	1,646	38
*	Ryerson Holding Corp.	6,769	34
	Valhi Inc.	11,566	21
*	NL Industries Inc.	3,402	12
			68,514
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	22,127	56
*	Match Group Inc.	2,713	39
*	Furiex Pharmaceuticals Inc. CVR	2,795	27
*	REGENXBIO Inc.	411	10
*	Penumbra Inc.	113	6
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	31,094	3
*	Square Inc.	155	2
*	Cubist Pharmaceuticals, Inc. CVR	13,664	2
*	Omthera Pharmaceuticals Inc. CVR	2,012	1
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	680	1
*	Clinical Data Contingent Value Rights	913	—
*	Gerber Scientific Inc. CVR	2,358	—

*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	6,541	—
			147
Producer Durables (12.1%)
	MAXIMUS Inc.	43,014	2,441
	Curtiss-Wright Corp.	31,040	2,186
	Woodward Inc.	42,643	2,150
*	Teledyne Technologies Inc.	23,069	2,134
	EMCOR Group Inc.	40,921	2,062
*	Dycom Industries Inc.	22,246	1,944
	Deluxe Corp.	32,592	1,912
*	Esterline Technologies Corp.	19,294	1,834
	CLARCOR Inc.	32,744	1,730
	Healthcare Services Group Inc.	46,661	1,724
	EnerSys	29,027	1,710
	CEB Inc.	21,850	1,688
*	Moog Inc. Class A	25,296	1,671
	Convergys Corp.	64,550	1,663
	Littelfuse Inc.	14,738	1,600
*	On Assignment Inc.	33,767	1,576
	Allegiant Travel Co. Class A	8,756	1,533
*	Electronics For Imaging Inc.	30,614	1,503
*	Advisory Board Co.	27,718	1,492
	Matson Inc.	28,423	1,470
*	Generac Holdings Inc.	45,145	1,449
*,^ XPO Logistics Inc.		46,686	1,424
	Barnes Group Inc.	35,819	1,380
	HNI Corp.	29,130	1,289
	Hillenbrand Inc.	41,080	1,244
	Herman Miller Inc.	38,940	1,235
*	OSI Systems Inc.	12,939	1,211
	Korn/Ferry International	32,912	1,211
*	Darling Ingredients Inc.	108,385	1,187
	HEICO Corp. Class A	26,060	1,131
*	Hawaiian Holdings Inc.	31,220	1,130
	Applied Industrial Technologies Inc.	26,218	1,118
*	KLX Inc.	34,555	1,109
	Tetra Tech Inc.	39,395	1,095
	Steelcase Inc. Class A	54,486	1,090
	ABM Industries Inc.	36,559	1,085
	Knight Transportation Inc.	40,847	1,083
	Mobile Mini Inc.	29,984	1,063
	UniFirst Corp.	9,711	1,054
	Granite Construction Inc.	25,835	1,053
*	Proto Labs Inc.	15,240	1,032
	Brink's Co.	31,872	1,026
	Watts Water Technologies Inc. Class A	18,433	1,023
*	ExlService Holdings Inc.	21,864	1,023
	Franklin Electric Co. Inc.	31,202	1,018
*	FTI Consulting Inc.	27,186	1,016
	Scorpio Tankers Inc.	116,752	1,010
	AZZ Inc.	16,915	1,007
*	WageWorks Inc.	23,348	993
	Forward Air Corp.	20,344	978
	Actuant Corp. Class A	38,781	960
	John Bean Technologies Corp.	19,079	933
*	Swift Transportation Co.	57,772	923
*	Hub Group Inc. Class A	23,710	914

Essendant Inc.	24,956	904
* Itron Inc.	25,104	903
MSA Safety Inc.	19,093	895
* MasTec Inc.	43,587	890
* Huron Consulting Group Inc.	15,225	883
Exponent Inc.	16,959	876
G&K Services Inc. Class A	13,014	868
^ Nordic American Tankers Ltd.	58,219	862
Aircastle Ltd.	40,640	852
Brady Corp. Class A	31,314	826
* Sykes Enterprises Inc.	25,542	813
* TrueBlue Inc.	27,443	804
* Advanced Energy Industries Inc.	26,791	782
Werner Enterprises Inc.	28,974	781
Tennant Co.	12,069	752
EnPro Industries Inc.	14,958	750
Standex International Corp.	8,379	749
* Aerojet Rocketdyne Holdings Inc.	41,033	720
Kaman Corp.	17,882	718
Albany International Corp.	18,382	716
Knoll Inc.	31,983	713
Bristow Group Inc.	22,792	696
SkyWest Inc.	33,550	691
Federal Signal Corp.	40,653	685
Cubic Corp.	14,071	683
Ship Finance International Ltd.	39,040	676
* Atlas Air Worldwide Holdings Inc.	16,223	670
ESCO Technologies Inc.	16,947	665
* TASER International Inc.	35,088	656
HEICO Corp.	12,478	642
* TriMas Corp.	29,523	639
Heartland Express Inc.	33,162	635
MTS Systems Corp.	9,679	616
* Virgin America Inc.	16,431	598
Encore Wire Corp.	13,627	595
Primoris Services Corp.	25,344	585
Greenbrier Cos. Inc.	17,117	580
* Wabash National Corp.	44,323	575
Badger Meter Inc.	9,440	574
AAR Corp.	23,148	569
* Rush Enterprises Inc. Class A	23,075	561
Briggs & Stratton Corp.	29,093	554
* ACCO Brands Corp.	71,672	553
* Navigant Consulting Inc.	31,522	552
* PHH Corp.	32,418	550
Insperity Inc.	12,625	545
Harsco Corp.	52,136	544
* Wesco Aircraft Holdings Inc.	40,299	539
^ Lindsay Corp.	7,695	537
* TriNet Group Inc.	27,133	536
US Ecology Inc.	14,086	533
* Aegion Corp. Class A	24,160	532
* Team Inc.	13,578	518
Multi-Color Corp.	8,242	515
CIRCOR International Inc.	11,222	510
Astec Industries Inc.	12,453	502
McGrath RentCorp	17,168	501

*	RPX Corp.	35,573	493
	General Cable Corp.	32,261	492
	Sun Hydraulics Corp.	14,929	492
*	Navistar International Corp.	33,379	484
*	Astronics Corp.	12,518	484
	Altra Industrial Motion Corp.	17,088	479
*	Tutor Perini Corp.	24,725	466
*	Echo Global Logistics Inc.	19,487	460
	DHT Holdings Inc.	61,113	458
*	ICF International Inc.	12,624	450
	Resources Connection Inc.	24,343	444
*	Paylocity Holding Corp.	10,044	441
	Teekay Tankers Ltd. Class A	62,677	441
	TAL International Group Inc.	21,623	436
	Kforce Inc.	15,995	431
*	Chart Industries Inc.	20,134	429
*	UTi Worldwide Inc.	59,920	419
	Raven Industries Inc.	24,865	415
	H&E Equipment Services Inc.	20,615	413
	ArcBest Corp.	17,083	411
*	Lydall Inc.	11,256	410
*	Saia Inc.	16,454	403
*	Engility Holdings Inc.	11,649	403
	Gorman-Rupp Co.	12,318	396
*	Monster Worldwide Inc.	59,244	382
*	Thermon Group Holdings Inc.	20,742	378
	Alamo Group Inc.	6,347	363
*	YRC Worldwide Inc.	21,232	359
	Hyster-Yale Materials Handling Inc.	6,152	356
	Heidrick & Struggles International Inc.	12,111	350
	American Railcar Industries Inc.	6,120	346
*	CBIZ Inc.	32,129	344
	Ennis Inc.	16,891	338
	Douglas Dynamics Inc.	14,512	338
*	FARO Technologies Inc.	11,203	337
	Argan Inc.	8,545	336
*	Aerovironment Inc.	13,015	333
*	Air Transport Services Group Inc.	34,567	329
^	GasLog Ltd.	27,298	327
	Kelly Services Inc. Class A	19,409	327
	Kadant Inc.	7,274	315
	TeleTech Holdings Inc.	10,718	311
	Hackett Group Inc.	15,694	297
	Tidewater Inc.	31,236	297
*	Modine Manufacturing Co.	31,234	293
*	MYR Group Inc.	13,797	293
	Marten Transport Ltd.	15,619	282
	Kimball International Inc. Class B	22,442	278
*	SP Plus Corp.	10,941	275
	Columbus McKinnon Corp.	13,254	274
*	DXP Enterprises Inc.	8,254	270
*	DHI Group Inc.	28,918	270
*,^ Plug Power Inc.		113,012	249
	Celadon Group Inc.	17,793	247
*	GP Strategies Corp.	8,617	245
	Park-Ohio Holdings Corp.	5,762	242
*	Mistras Group Inc.	11,020	237

	Textainer Group Holdings Ltd.	14,391	222
*	Dorian LPG Ltd.	16,532	218
*	ServiceSource International Inc.	39,413	213
*,^ Frontline Ltd.		70,179	213
	Forrester Research Inc.	6,493	212
*	InnerWorkings Inc.	24,623	211
	Barrett Business Services Inc.	4,632	207
*	Roadrunner Transportation Systems Inc.	18,748	207
	Powell Industries Inc.	5,849	205
	Mesa Laboratories Inc.	1,870	202
*	Furmanite Corp.	24,486	201
	FreightCar America Inc.	8,152	198
	Quad/Graphics Inc.	19,069	197
*	Scorpio Bulkers Inc.	217,730	197
	Navios Maritime Acquisition Corp.	54,967	186
*	Blount International Inc.	31,607	183
*	Casella Waste Systems Inc. Class A	26,167	177
*	Great Lakes Dredge & Dock Corp.	39,055	177
	VSE Corp.	2,801	173
*	PHI Inc.	8,076	173
*	Ascent Capital Group Inc. Class A	8,614	172
	CECO Environmental Corp.	19,539	170
	Miller Industries Inc.	7,616	167
*	Vectrus Inc.	6,828	165
*	Covenant Transportation Group Inc. Class A	7,443	156
*	Titan Machinery Inc.	11,715	147
	Ardmore Shipping Corp.	11,366	142
*	Kratos Defense & Security Solutions Inc.	30,161	140
*	Milacron Holdings Corp.	9,406	138
*	Republic Airways Holdings Inc.	32,171	136
*	CRA International Inc.	5,817	133
*	USA Truck Inc.	6,441	128
*	CAI International Inc.	10,960	123
	Titan International Inc.	27,945	121
	Graham Corp.	6,730	121
*	TRC Cos. Inc.	11,295	120
*	Ducommun Inc.	7,064	118
	Electro Rent Corp.	11,046	114
	Hurco Cos. Inc.	4,162	111
	NACCO Industries Inc. Class A	2,603	110
*	PFSweb Inc.	8,079	106
*	Liquidity Services Inc.	15,482	106
*	Gener8 Maritime Inc.	10,805	105
	Marlin Business Services Corp.	5,895	103
^	Gulfmark Offshore Inc.	15,880	103
*	Vishay Precision Group Inc.	8,474	102
*	Control4 Corp.	13,906	101
*	Vicor Corp.	10,680	99
	Allied Motion Technologies Inc.	4,088	98
*	Heritage-Crystal Clean Inc.	8,336	91
	Navios Maritime Holdings Inc.	53,586	85
*	Radiant Logistics Inc.	19,882	85
	Universal Truckload Services Inc.	5,165	84
*	Xerium Technologies Inc.	6,996	81
*	Patriot National Inc.	5,517	80
*	Hill International Inc.	23,138	80
*	NV5 Holdings Inc.	3,363	78

*	HC2 Holdings Inc.	12,476	78
*	Orion Marine Group Inc.	17,573	77
	Preformed Line Products Co.	1,837	77
*	Astronics Corp. Class B	1,877	73
*,^ Golden Ocean Group Ltd.		41,684	70
*,^ ExOne Co.		6,991	69
*	Power Solutions International Inc.	2,946	69
	CDI Corp.	9,749	67
*	Accuride Corp.	25,644	66
*	Commercial Vehicle Group Inc.	18,473	63
	Twin Disc Inc.	5,426	63
*	PAM Transportation Services Inc.	2,023	63
*	Neff Corp. Class A	6,252	52
*	Volt Information Sciences Inc.	5,743	48
*	Eagle Bulk Shipping Inc.	14,290	43
*	Blue Bird Corp.	3,277	36
^	Safe Bulkers Inc.	25,334	34
*	6D Global Technologies Inc.	11,120	32
*	Ultrapetrol Bahamas Ltd.	10,765	5
			141,933
Technology (14.7%)
*	Tyler Technologies Inc.	21,982	3,922
*	Manhattan Associates Inc.	48,162	3,689
*	Guidewire Software Inc.	45,799	2,717
*	Integrated Device Technology Inc.	96,847	2,716
*	EPAM Systems Inc.	31,928	2,514
*	Aspen Technology Inc.	55,739	2,450
*	Cavium Inc.	36,103	2,423
*	Microsemi Corp.	62,132	2,237
	FEI Co.	27,126	2,170
*	Synaptics Inc.	24,046	2,159
*	Ciena Corp.	80,567	2,017
*	NetScout Systems Inc.	60,076	1,989
*	Infinera Corp.	86,883	1,957
*	Take-Two Interactive Software Inc.	55,233	1,954
*	Qlik Technologies Inc.	59,622	1,897
	Blackbaud Inc.	30,596	1,890
*	Proofpoint Inc.	25,731	1,886
*	Verint Systems Inc.	40,054	1,877
*	ACI Worldwide Inc.	76,213	1,793
	SYNNEX Corp.	18,771	1,770
	Monolithic Power Systems Inc.	25,804	1,763
*	ViaSat Inc.	27,886	1,728
*	Tech Data Corp.	23,922	1,618
*	CACI International Inc. Class A	15,786	1,583
	Science Applications International Corp.	30,086	1,512
*	Silicon Laboratories Inc.	27,903	1,510
*	Fleetmatics Group plc	24,967	1,491
*	Fairchild Semiconductor International Inc. Class A	76,003	1,485
	Diebold Inc.	42,328	1,467
*	Universal Display Corp.	26,296	1,382
*	Cirrus Logic Inc.	41,506	1,372
*	PMC-Sierra Inc.	113,880	1,347
*	Imperva Inc.	17,330	1,293
*,^ Ambarella Inc.		20,536	1,290
	MKS Instruments Inc.	34,980	1,290
*	Anixter International Inc.	18,693	1,274

*	Cornerstone OnDemand Inc.	35,322	1,268
*,^ GrubHub Inc.		49,216	1,262
*	Entegris Inc.	91,904	1,252
	Intersil Corp. Class A	86,058	1,246
	InterDigital Inc.	23,625	1,245
*	Ellie Mae Inc.	19,198	1,226
*	Sanmina Corp.	53,941	1,223
	Mentor Graphics Corp.	65,281	1,223
	Plantronics Inc.	23,093	1,222
*	CommVault Systems Inc.	29,530	1,210
*	Polycom Inc.	88,201	1,202
*	Acxiom Corp.	51,035	1,169
*	LogMeIn Inc.	16,074	1,148
*	Demandware Inc.	21,793	1,115
*	OmniVision Technologies Inc.	37,993	1,109
	Tessera Technologies Inc.	34,349	1,094
*	Coherent Inc.	15,644	1,063
	Vishay Intertechnology Inc.	88,787	1,058
*	MicroStrategy Inc. Class A	6,066	1,052
*	Synchronoss Technologies Inc.	25,434	1,001
	Power Integrations Inc.	19,330	999
*	Syntel Inc.	20,584	997
*,^ Advanced Micro Devices Inc.		415,234	980
*	Virtusa Corp.	19,404	956
*	comScore Inc.	22,502	947
*,^ Knowles Corp.		57,335	944
*	Luxoft Holding Inc. Class A	11,976	928
*	NETGEAR Inc.	21,000	926
*	Cray Inc.	26,712	926
*	NeuStar Inc. Class A	36,338	916
*	Rambus Inc.	75,892	905
	Methode Electronics Inc.	25,035	903
*	Zendesk Inc.	35,080	898
*	Paycom Software Inc.	20,600	898
	NIC Inc.	42,783	873
*	Semtech Corp.	43,374	872
*,^ Stratasys Ltd.		33,161	829
*	Bottomline Technologies de Inc.	26,786	828
*	Envestnet Inc.	25,345	823
*	Finisar Corp.	67,694	817
*	Plexus Corp.	21,937	816
*	Inphi Corp.	25,154	809
*	RingCentral Inc. Class A	35,134	805
*	SPS Commerce Inc.	10,807	803
*	DigitalGlobe Inc.	47,118	796
*	Progress Software Corp.	33,026	792
*	RealPage Inc.	34,691	770
	CSG Systems International Inc.	21,460	767
*	BroadSoft Inc.	19,145	766
*	Callidus Software Inc.	36,322	754
*	QLogic Corp.	57,388	740
*	Benchmark Electronics Inc.	34,365	737
*	ScanSource Inc.	18,785	722
*,^ Ubiquiti Networks Inc.		20,157	703
*	Web.com Group Inc.	28,802	697
*	Marketo Inc.	22,876	692
	Pegasystems Inc.	23,245	687

Monotype Imaging Holdings Inc.	25,973	686
* Insight Enterprises Inc.	25,503	683
* Rovi Corp.	57,430	678
* Rogers Corp.	12,082	670
* HubSpot Inc.	12,243	664
Ebix Inc.	17,509	657
* iRobot Corp.	19,324	639
* Bankrate Inc.	43,824	639
* II-VI Inc.	34,084	635
* Qualys Inc.	16,205	623
EarthLink Holdings Corp.	66,973	615
* MaxLinear Inc.	33,909	593
* InvenSense Inc.	50,679	587
* Super Micro Computer Inc.	23,894	587
* M/A-COM Technology Solutions Holdings Inc.	15,438	570
* Diodes Inc.	24,485	570
* AVG Technologies NV	26,682	563
* Ruckus Wireless Inc.	49,086	562
* Fabrinet	23,227	556
* Cvent Inc.	15,305	553
* Infoblox Inc.	36,753	553
* Veeco Instruments Inc.	26,328	538
ManTech International Corp. Class A	15,978	535
* Endurance International Group Holdings Inc.	38,256	534
ADTRAN Inc.	32,642	532
* Rofin-Sinar Technologies Inc.	18,438	530
* Ixia	39,488	516
Brooks Automation Inc.	44,228	493
* Gigamon Inc.	17,717	480
Integrated Silicon Solution Inc.	20,868	478
* Lattice Semiconductor Corp.	75,908	477
* Photronics Inc.	43,146	473
* CalAmp Corp.	23,938	442
* Mercury Systems Inc.	22,379	438
* Amkor Technology Inc.	64,247	437
* ShoreTel Inc.	41,976	431
* Newport Corp.	25,892	430
* Unisys Corp.	32,348	416
AVX Corp.	30,542	412
CTS Corp.	21,449	407
* Perficient Inc.	22,914	401
* PROS Holdings Inc.	15,773	388
* Interactive Intelligence Group Inc.	11,212	386
* Applied Micro Circuits Corp.	52,533	385
* Xura Inc.	14,815	383
* Loral Space & Communications Inc.	8,653	383
* VASCO Data Security International Inc.	19,096	357
* Globant SA	9,949	350
* Q2 Holdings Inc.	12,684	349
* Nimble Storage Inc.	33,134	347
* CEVA Inc.	13,400	340
* GTT Communications Inc.	15,791	335
* Global Eagle Entertainment Inc.	30,649	332
* FormFactor Inc.	38,065	332
* GSI Group Inc.	22,409	321
* Silver Spring Networks Inc.	24,072	321
* ePlus Inc.	3,628	320

*	Harmonic Inc.	57,304	317
*	Textura Corp.	12,921	312
*	Wix.com Ltd.	12,331	306
*	Actua Corp.	26,291	305
*	TTM Technologies Inc.	38,716	304
*	Ultratech Inc.	17,947	298
*	Rudolph Technologies Inc.	20,846	297
*	DTS Inc.	11,374	293
*	LivePerson Inc.	37,370	291
*	Extreme Networks Inc.	64,890	287
*	Blucora Inc.	26,963	287
	Epiq Systems Inc.	20,810	282
*	Intralinks Holdings Inc.	26,525	271
*	Glu Mobile Inc.	79,839	270
*,^ TrueCar Inc.		32,441	260
*	Internap Corp.	35,314	254
*	Nanometrics Inc.	15,972	252
*	RetailMeNot Inc.	25,268	247
*	Rubicon Project Inc.	16,640	245
*	Immersion Corp.	18,183	244
	Comtech Telecommunications Corp.	10,809	238
	Park Electrochemical Corp.	13,518	237
*	SciQuest Inc.	17,699	228
*	Sonus Networks Inc.	32,420	228
*	Calix Inc.	28,652	227
*	Vocera Communications Inc.	17,168	225
*	Lionbridge Technologies Inc.	42,480	225
	Cohu Inc.	17,071	224
*	Kimball Electronics Inc.	19,501	223
*	Oclaro Inc.	64,461	222
*	pdvWireless Inc.	8,364	221
*	Tangoe Inc.	25,440	219
*	Xcerra Corp.	35,986	218
	American Science & Engineering Inc.	4,883	214
	Daktronics Inc.	24,626	213
*	Benefitfocus Inc.	5,172	210
*	Zix Corp.	37,004	208
	IXYS Corp.	16,254	207
*	Applied Optoelectronics Inc.	10,862	204
*	PDF Solutions Inc.	18,103	202
*	Sigma Designs Inc.	23,225	202
*	Axcelis Technologies Inc.	75,889	200
	Acacia Research Corp.	33,801	200
*	Digi International Inc.	15,919	199
*	NeoPhotonics Corp.	18,693	194
	NVE Corp.	3,212	191
*	ChannelAdvisor Corp.	13,933	183
*	Bazaarvoice Inc.	39,361	182
*	Ciber Inc.	50,242	177
	Checkpoint Systems Inc.	28,168	177
*,^ Digimarc Corp.		4,875	173
	American Software Inc. Class A	16,434	170
*	Exar Corp.	26,280	169
	Sapiens International Corp. NV	15,537	169
*	A10 Networks Inc.	21,864	169
*	Avid Technology Inc.	21,893	166
*	Model N Inc.	14,140	165

*	TeleCommunication Systems Inc. Class A	32,261	159
*	OPOWER Inc.	16,826	158
	Alliance Fiber Optic Products Inc.	9,823	156
	QAD Inc. Class A	6,669	155
*	PC Connection Inc.	6,913	154
*	Jive Software Inc.	30,646	154
*	DSP Group Inc.	14,571	152
*	Brightcove Inc.	21,755	152
*	Mattson Technology Inc.	50,794	151
*	Multi-Fineline Electronix Inc.	6,021	149
*	Cascade Microtech Inc.	9,113	148
*	Seachange International Inc.	21,116	147
*	Sparton Corp.	6,676	142
*	New Relic Inc.	3,759	141
*,^ KEYW Holding Corp.		21,612	138
*	Evolent Health Inc. Class A	8,461	138
	Bel Fuse Inc. Class B	6,529	135
	Reis Inc.	5,397	135
*	Telenav Inc.	18,757	133
*	ARC Document Solutions Inc.	26,030	132
*	Silicon Graphics International Corp.	22,217	130
*	Kopin Corp.	41,958	120
*	Quantum Corp.	136,451	120
*	Carbonite Inc.	12,294	120
*	Alpha & Omega Semiconductor Ltd.	12,084	118
*	Box Inc.	8,354	117
*	Agilysys Inc.	10,266	114
*	TechTarget Inc.	13,074	113
	Black Box Corp.	9,918	112
*	MobileIron Inc.	25,197	109
*	United Online Inc.	9,446	109
*	Five9 Inc.	16,174	108
*	Varonis Systems Inc.	5,867	105
*	Clearfield Inc.	7,574	102
*	Datalink Corp.	13,865	102
*	KVH Industries Inc.	10,314	102
*	Ultra Clean Holdings Inc.	19,880	101
*	Barracuda Networks Inc.	5,225	99
*	Aerohive Networks Inc.	15,767	96
*	Workiva Inc.	4,989	94
*	Alarm.com Holdings Inc.	5,150	91
*	EMCORE Corp.	12,478	90
*	Everyday Health Inc.	14,414	89
*	Rapid7 Inc.	5,120	88
*	Hortonworks Inc.	4,902	83
*,^ Park City Group Inc.		7,181	83
*,^ MINDBODY Inc. Class A		4,571	81
*	Violin Memory Inc.	61,093	80
*	Marin Software Inc.	20,528	80
*,^ VirnetX Holding Corp.		30,165	78
*	Guidance Software Inc.	12,709	78
*	Limelight Networks Inc.	41,549	70
	ModusLink Global Solutions Inc.	24,922	68
*	RealNetworks Inc.	15,147	63
*	Rocket Fuel Inc.	17,566	61
*	Amber Road Inc.	12,436	60
*	Appfolio Inc.	3,597	59

*	Digital Turbine Inc.	37,214	57
*	Xactly Corp.	4,943	48
*	Novatel Wireless Inc.	25,951	48
*	Imation Corp.	23,072	45
*	Travelzoo Inc.	4,995	42
*	Apigee Corp.	3,693	26
*	Connecture Inc.	4,847	17
*	MaxPoint Interactive Inc.	4,484	7
*	Code Rebel Corp.	535	2
			171,568
Utilities (4.7%)
	Piedmont Natural Gas Co. Inc.	51,428	2,991
	j2 Global Inc.	31,473	2,533
	IDACORP Inc.	32,869	2,236
	Portland General Electric Co.	57,943	2,139
	WGL Holdings Inc.	32,467	2,002
	Cleco Corp.	39,480	1,978
	UIL Holdings Corp.	36,957	1,879
	Southwest Gas Corp.	30,576	1,715
	New Jersey Resources Corp.	55,869	1,679
	ONE Gas Inc.	34,358	1,675
	NorthWestern Corp.	30,706	1,674
	Laclede Group Inc.	28,305	1,652
	ALLETE Inc.	31,840	1,622
	PNM Resources Inc.	52,032	1,509
	Avista Corp.	40,713	1,409
*	Dynegy Inc.	83,724	1,350
	Black Hills Corp.	29,343	1,259
	American States Water Co.	24,745	1,035
	South Jersey Industries Inc.	44,670	1,026
	El Paso Electric Co.	26,450	1,022
	Cogent Communications Holdings Inc.	30,217	1,014
	MGE Energy Inc.	22,756	989
	Ormat Technologies Inc.	24,203	889
	Northwest Natural Gas Co.	17,839	871
	West Corp.	34,067	869
*	Vonage Holdings Corp.	121,419	783
	Shenandoah Telecommunications Co.	15,854	765
	Consolidated Communications Holdings Inc.	33,171	723
	California Water Service Group	31,483	709
*	8x8 Inc.	57,543	679
*	Globalstar Inc.	309,852	675
*,^ Gogo Inc.		36,495	655
	Pattern Energy Group Inc. Class A	36,484	653
	Otter Tail Corp.	24,318	648
	Empire District Electric Co.	28,334	645
	NRG Yield Inc.	40,728	576
	Chesapeake Utilities Corp.	9,988	532
	Atlantic Tele-Network Inc.	6,708	528
*	Cincinnati Bell Inc.	138,122	521
*	General Communication Inc. Class A	22,770	473
^	Abengoa Yield plc	31,841	461
*	Iridium Communications Inc.	53,189	435
*	Premiere Global Services Inc.	30,655	425
	Inteliquent Inc.	22,122	425
*	Talen Energy Corp.	54,298	423
^	Windstream Holdings Inc.	66,403	414

*	inContact Inc.			39,969	395
	Unitil Corp.			9,046	318
	SJW Corp.			10,279	312
^	NRG Yield Inc. Class A			22,532	306
	Middlesex Water Co.			10,649	273
	Spok Holdings Inc.			14,403	266
	Connecticut Water Service Inc.			7,286	265
*	FairPoint Communications Inc.			13,815	253
*	ORBCOMM Inc.			39,027	250
	York Water Co.			8,337	199
	Lumos Networks Corp.			15,039	177
*	Hawaiian Telcom Holdco Inc.			6,939	165
	Atlantic Power Corp.			80,685	161
*	Boingo Wireless Inc.			24,198	160
	Artesian Resources Corp. Class A			5,180	136
	IDT Corp. Class B			10,705	134
	Consolidated Water Co. Ltd.			9,826	120
*	NTELOS Holdings Corp.			11,847	109
	Genie Energy Ltd. Class B			8,083	92
*	Intelsat SA			18,149	84
*	Straight Path Communications Inc. Class B			6,118	73
*	Pendrell Corp.			105,075	56
	Spark Energy Inc. Class A			2,154	39
					55,508
Total Common Stocks (Cost $1,171,346)					1,165,621
		Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund		0.239%		21,097,182	21,097

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes		0.294%	4/29/16	500	499
Total Temporary Cash Investments (Cost $21,597)					21,596
Total Investments (101.4%) (Cost $1,192,943)					1,187,217
Other Assets and Liabilities-Net (-1.4%)[4]					(16,524)
Net Assets (100%)					1,170,693

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,153,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $16,435,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6	Securities with a value of $300,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Russell 2000 Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,165,499	—	122
Temporary Cash Investments	21,097	499	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	1,186,575	499	122
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Russell 2000 Index Fund

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	42	5,023	313

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $1,193,026,000. Net unrealized depreciation of investment securities for tax purposes was $5,809,000, consisting of unrealized gains of $128,921,000 on securities that had risen in value since their purchase and $134,730,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)[1]
Consumer Discretionary (10.0%)
	CalAtlantic Group Inc.	11,106	468
*	Houghton Mifflin Harcourt Co.	23,404	462
	Cooper Tire & Rubber Co.	9,427	396
*	TRI Pointe Group Inc.	28,087	392
*	DreamWorks Animation SKG Inc. Class A	13,901	343
	Matthews International Corp. Class A	5,725	342
	Time Inc.	20,179	336
	Abercrombie & Fitch Co.	12,728	325
*	Helen of Troy Ltd.	3,083	319
	Meredith Corp.	6,724	314
*	Ascena Retail Group Inc.	25,881	293
*	Liberty TripAdvisor Holdings Inc. Class A	9,705	291
	New York Times Co. Class A	20,134	283
	DeVry Education Group Inc.	11,663	277
	Group 1 Automotive Inc.	3,371	274
*	Media General Inc.	17,537	272
*	Meritage Homes Corp.	6,771	253
*	Genesco Inc.	4,400	238
	Guess? Inc.	11,331	223
*	Penn National Gaming Inc.	13,600	217
	Dana Holding Corp.	13,116	216
	KB Home	14,937	210
	Scholastic Corp.	4,880	208
	Caleres Inc.	7,303	205
	International Speedway Corp. Class A	5,107	182
*	Belmond Ltd. Class A	17,729	179
*	Cooper-Standard Holding Inc.	2,314	171
	Rent-A-Center Inc.	9,705	167
	Cato Corp. Class A	3,978	156
*	Vitamin Shoppe Inc.	5,116	156
	La-Z-Boy Inc.	5,762	154
*	Pep Boys-Manny Moe & Jack	9,843	153
	Standard Motor Products Inc.	3,648	152
	Bob Evans Farms Inc.	3,743	149
	New Media Investment Group Inc.	8,175	149
	Sonic Automotive Inc. Class A	6,023	146
	Callaway Golf Co.	14,287	144
	Children's Place Inc.	2,788	135
	National CineMedia Inc.	8,460	134
*	Conn's Inc.	5,007	134
	Ethan Allen Interiors Inc.	4,654	132
*	Deckers Outdoor Corp.	2,565	126
*	Regis Corp.	7,488	125
	Marriott Vacations Worldwide Corp.	2,038	124
	MDC Partners Inc. Class A	5,742	124
*	Apollo Education Group Inc.	17,265	122
	MDC Holdings Inc.	4,647	122
	Barnes & Noble Inc.	9,288	119
*	Shutterfly Inc.	2,505	115

	Viad Corp.	3,672	113
*	Biglari Holdings Inc.	304	112
	Fred's Inc. Class A	6,800	112
*	Central Garden & Pet Co. Class A	6,843	108
*	Taylor Morrison Home Corp. Class A	5,949	104
	Finish Line Inc. Class A	6,069	101
*	Carmike Cinemas Inc.	4,248	93
*	Performance Sports Group Ltd.	7,725	92
	AMC Entertainment Holdings Inc.	3,603	92
	Haverty Furniture Cos. Inc.	3,729	90
*	FTD Cos. Inc.	3,341	89
*	M/I Homes Inc.	3,690	86
*	Caesars Entertainment Corp.	10,143	86
*	Beazer Homes USA Inc.	5,979	86
	EW Scripps Co. Class A	3,897	86
*	Barnes & Noble Education Inc.	5,869	85
*	Meritor Inc.	7,880	85
	Superior Industries International Inc.	4,290	84
	Movado Group Inc.	2,936	79
*	Lumber Liquidators Holdings Inc.	4,956	77
	National Presto Industries Inc.	889	77
	Sonic Corp.	2,655	77
	Travelport Worldwide Ltd.	5,641	75
	Columbia Sportswear Co.	1,592	75
*	American Public Education Inc.	3,139	73
*	Strayer Education Inc.	1,191	70
*	Burlington Stores Inc.	1,436	69
*	WCI Communities Inc.	2,827	68
	Marcus Corp.	3,361	67
*	Caesars Acquisition Co. Class A	8,461	67
	American Eagle Outfitters Inc.	4,112	64
*	LGI Homes Inc.	1,916	64
*	Ruby Tuesday Inc.	11,362	63
*	K12 Inc.	6,180	63
*	Chegg Inc.	8,535	62
*	Iconix Brand Group Inc.	8,737	62
*	Del Frisco's Restaurant Group Inc.	4,034	60
*	Lands' End Inc.	2,482	60
	Carriage Services Inc. Class A	2,415	60
*	Entercom Communications Corp. Class A	4,648	56
	Shoe Carnival Inc.	2,742	53
*	William Lyon Homes Class A	3,057	53
	Citi Trends Inc.	2,686	53
	Tower International Inc.	1,726	53
*	Career Education Corp.	12,423	52
	Flexsteel Industries Inc.	1,075	52
	Journal Media Group Inc.	4,213	51
	Hooker Furniture Corp.	1,843	50
*,^ Eros International plc		5,177	50
	CSS Industries Inc.	1,711	50
*	Century Communities Inc.	2,568	49
*,^ Elizabeth Arden Inc.		4,778	49
	Inter Parfums Inc.	1,837	49
*	Perry Ellis International Inc.	2,238	46
*	Vera Bradley Inc.	3,894	46
*	Denny's Corp.	4,724	46
*	Federal-Mogul Holdings Corp.	5,553	45

Stage Stores Inc.	5,843	45
* Revlon Inc. Class A	1,536	42
Speedway Motorsports Inc.	2,155	42
* MarineMax Inc.	2,293	42
Stein Mart Inc.	5,370	42
* Monarch Casino & Resort Inc.	1,801	40
* Daily Journal Corp.	200	40
* Hovnanian Enterprises Inc. Class A	21,838	40
Ruth's Hospitality Group Inc.	2,188	38
* Crocs Inc.	3,258	36
Strattec Security Corp.	552	34
* Reading International Inc. Class A	2,382	34
* Cavco Industries Inc.	368	34
* America's Car-Mart Inc.	1,286	34
Harte-Hanks Inc.	8,931	34
Arctic Cat Inc.	1,483	33
Big 5 Sporting Goods Corp.	3,382	33
* QuinStreet Inc.	6,567	32
Bassett Furniture Industries Inc.	1,017	32
Weyco Group Inc.	1,163	32
* Franklin Covey Co.	2,049	31
* Intrawest Resorts Holdings Inc.	3,411	31
* Build-A-Bear Workshop Inc.	2,431	31
* West Marine Inc.	3,369	31
Saga Communications Inc. Class A	666	29
Cracker Barrel Old Country Store Inc.	227	29
Lifetime Brands Inc.	2,011	28
* J Alexander's Holdings Inc.	2,608	28
* Horizon Global Corp.	3,173	28
* Eldorado Resorts Inc.	2,793	27
* JAKKS Pacific Inc.	3,262	27
* Destination XL Group Inc.	5,356	27
* Universal Electronics Inc.	505	27
Marchex Inc. Class B	6,214	26
* Express Inc.	1,577	26
* Bridgepoint Education Inc.	3,197	25
Universal Technical Institute Inc.	4,227	24
* Hemisphere Media Group Inc. Class A	1,685	24
* Sportsman's Warehouse Holdings Inc.	2,055	24
Johnson Outdoors Inc. Class A	975	23
Tribune Publishing Co.	2,262	23
* Care.com Inc.	3,306	23
* Systemax Inc.	2,199	21
* VOXX International Corp. Class A	3,690	21
Metaldyne Performance Group Inc.	940	21
* New Home Co. Inc.	1,422	21
* Black Diamond Inc.	4,174	20
* Planet Fitness Inc. Class A	1,231	19
DineEquity Inc.	226	19
* Sizmek Inc.	4,122	19
* EVINE Live Inc.	9,487	18
Escalade Inc.	1,448	17
* Tilly's Inc. Class A	2,256	14
* Townsquare Media Inc. Class A	1,183	14
* Weight Watchers International Inc.	456	12
* Cambium Learning Group Inc.	2,246	12
* Zumiez Inc.	736	11

* Carrols Restaurant Group Inc.	914	11
* Rentrak Corp.	218	11
* Skullcandy Inc.	2,526	10
* Kona Grill Inc.	722	10
* Morgans Hotel Group Co.	3,125	10
* Cumulus Media Inc. Class A	24,647	10
Winnebago Industries Inc.	420	9
* Martha Stewart Living Omnimedia Inc. Class A	1,529	9
* Motorcar Parts of America Inc.	230	9
* Tuesday Morning Corp.	1,355	9
* Christopher & Banks Corp.	6,429	9
* Sequential Brands Group Inc.	901	8
* Ollie's Bargain Outlet Holdings Inc.	437	8
* Central European Media Enterprises Ltd. Class A	3,450	8
* Noodles & Co. Class A	654	7
Libbey Inc.	285	7
* Crown Media Holdings Inc. Class A	1,141	6
* Shake Shack Inc. Class A	130	6
* Fenix Parts Inc.	850	5
Entravision Communications Corp. Class A	638	5
* MCBC Holdings Inc.	370	5
* Wingstop Inc.	209	5
* Isle of Capri Casinos Inc.	195	4
* Bravo Brio Restaurant Group Inc.	308	3
* ZAGG Inc.	286	3
* Cherokee Inc.	147	3
* Fogo De Chao Inc.	158	3
bebe stores inc	4,880	2
* SFX Entertainment Inc.	4,358	1
* Empire Resorts Inc.	152	1
		16,553
Consumer Staples (2.9%)
* Post Holdings Inc.	11,308	786
* TreeHouse Foods Inc.	7,876	681
Snyder's-Lance Inc.	8,939	331
* SUPERVALU Inc.	47,911	322
Sanderson Farms Inc.	4,101	307
Fresh Del Monte Produce Inc.	6,099	267
Universal Corp.	4,136	234
Andersons Inc.	5,199	179
Dean Foods Co.	9,325	175
Core-Mark Holding Co. Inc.	2,036	174
SpartanNash Co.	6,883	149
* Seaboard Corp.	45	148
Lancaster Colony Corp.	1,179	137
* Omega Protein Corp.	3,976	98
Ingles Markets Inc. Class A	1,768	96
Weis Markets Inc.	2,016	84
* Smart & Final Stores Inc.	4,444	78
Tootsie Roll Industries Inc.	2,198	70
John B Sanfilippo & Son Inc.	1,136	65
* Nutraceutical International Corp.	1,555	39
* Seneca Foods Corp. Class A	1,371	38
Orchids Paper Products Co.	1,247	37
Village Super Market Inc. Class A	1,341	35
* United Natural Foods Inc.	729	32
Alico Inc.	668	28

	Nature's Sunshine Products Inc.	2,031	24
	B&G Foods Inc.	552	21
*	Amplify Snack Brands Inc.	1,265	16
	Coca-Cola Bottling Co. Consolidated	74	14
*	Craft Brew Alliance Inc.	1,177	11
*	Diamond Foods Inc.	241	10
*	Boulder Brands Inc.	872	10
*	National Beverage Corp.	104	5
*	Arcadia Biosciences Inc.	886	3
*	Fairway Group Holdings Corp.	2,376	2
*	Synutra International Inc.	370	2
			4,708
Energy (4.0%)
*	PDC Energy Inc.	7,372	416
*	Carrizo Oil & Gas Inc.	10,168	411
*	RSP Permian Inc.	12,104	344
*	Oil States International Inc.	9,443	300
*	Oasis Petroleum Inc.	25,475	293
*	Parsley Energy Inc. Class A	10,899	214
*	Synergy Resources Corp.	16,989	193
*	McDermott International Inc.	43,666	193
*	SEACOR Holdings Inc.	3,339	190
	Atwood Oceanics Inc.	11,832	188
*	Forum Energy Technologies Inc.	10,856	170
*	Unit Corp.	9,225	167
	Green Plains Inc.	6,945	165
*	Matador Resources Co.	5,422	139
*	TETRA Technologies Inc.	14,574	136
*	Archrock Inc.	12,703	134
	Delek US Holdings Inc.	4,693	130
*	Helix Energy Solutions Group Inc.	19,384	126
*	Callon Petroleum Co.	12,056	114
*	Matrix Service Co.	4,891	112
*	Flotek Industries Inc.	9,789	112
*	Exterran Corp.	6,352	104
	Alon USA Energy Inc.	5,715	101
*	Newpark Resources Inc.	15,393	100
*	Bonanza Creek Energy Inc.	9,096	77
*	Stone Energy Corp.	10,467	76
*	Renewable Energy Group Inc.	8,040	72
*	Hornbeck Offshore Services Inc.	5,855	72
	CARBO Ceramics Inc.	3,593	67
*	REX American Resources Corp.	1,062	67
*	Parker Drilling Co.	22,380	62
*	C&J Energy Services Ltd.	10,321	62
*,^ Clean Energy Fuels Corp.		13,031	61
*	Clayton Williams Energy Inc.	1,080	61
	Tesco Corp.	7,132	60
*	Northern Oil and Gas Inc.	11,277	58
*	Ultra Petroleum Corp.	14,383	58
*	Bill Barrett Corp.	9,158	58
*	Natural Gas Services Group Inc.	2,330	54
*	Sanchez Energy Corp.	9,650	48
*	PowerSecure International Inc.	3,384	47
*	Ring Energy Inc.	4,457	44
*	Era Group Inc.	3,767	44
*	Halcon Resources Corp.	67,205	41

*,^ Peabody Energy Corp.		3,389	39
*	Civeo Corp.	19,641	38
*	EXCO Resources Inc.	29,125	37
*	Basic Energy Services Inc.	8,011	32
	Panhandle Oil and Gas Inc. Class A	1,654	31
*	Jones Energy Inc. Class A	5,470	31
*	Geospace Technologies Corp.	2,406	31
*	Pioneer Energy Services Corp.	11,963	30
*	Green Brick Partners Inc.	3,955	30
*	Cloud Peak Energy Inc.	11,375	30
*	FuelCell Energy Inc.	33,810	29
*	Pacific Ethanol Inc.	5,833	29
^	Energy XXI Ltd.	17,408	27
*	Ameresco Inc. Class A	3,846	26
*	W&T Offshore Inc.	6,813	26
*	Contango Oil & Gas Co.	3,266	25
	TerraForm Global Inc. Class A	6,202	25
*	SandRidge Energy Inc.	80,933	24
*	Abraxas Petroleum Corp.	17,699	23
*	Eclipse Resources Corp.	9,129	23
*	EnerNOC Inc.	4,975	21
	Nordic American Offshore Ltd.	3,688	20
*	Independence Contract Drilling Inc.	3,238	20
*	Westmoreland Coal Co.	3,279	20
*	Sunrun Inc.	2,920	19
	Adams Resources & Energy Inc.	414	18
*	Gastar Exploration Inc.	15,437	17
	SunCoke Energy Inc.	3,733	14
*	Approach Resources Inc.	6,245	14
*	Vivint Solar Inc.	1,568	13
*	Rex Energy Corp.	9,232	13
*	Key Energy Services Inc.	22,994	12
*	ION Geophysical Corp.	19,634	11
*	Seventy Seven Energy Inc.	9,715	11
	Hallador Energy Co.	1,397	9
*,^ Erin Energy Corp.		2,070	8
*	North Atlantic Drilling Ltd.	13,716	8
*	TransAtlantic Petroleum Ltd.	4,462	7
*	Par Pacific Holdings Inc.	256	6
*	Triangle Petroleum Corp.	8,060	6
*	Penn Virginia Corp.	12,383	6
*	Earthstone Energy Inc.	225	3
*	Fairmount Santrol Holdings Inc.	1,053	3
*	Global Geophysical Services Inc.	223	—
			6,606
Financial Services (43.7%)
	Investors Bancorp Inc.	64,022	821
	First American Financial Corp.	19,904	785
	Highwoods Properties Inc.	17,270	752
	CNO Financial Group Inc.	36,170	732
	Umpqua Holdings Corp.	40,510	726
*	Strategic Hotels & Resorts Inc.	50,564	716
	Prosperity Bancshares Inc.	12,868	713
	Webster Financial Corp.	16,680	671
	PrivateBancorp Inc.	14,446	637
	DCT Industrial Trust Inc.	16,327	623
	FirstMerit Corp.	30,471	616

EPR Properties	10,510	589
LaSalle Hotel Properties	20,758	586
* Stifel Financial Corp.	12,479	566
Sunstone Hotel Investors Inc.	38,364	563
New Residential Investment Corp.	42,377	539
United Bankshares Inc.	12,771	538
Medical Properties Trust Inc.	43,029	517
Cathay General Bancorp	14,703	505
Healthcare Realty Trust Inc.	18,468	502
Radian Group Inc.	35,205	502
MB Financial Inc.	13,827	494
Primerica Inc.	9,450	484
Sun Communities Inc.	7,218	483
RLI Corp.	7,946	482
BancorpSouth Inc.	17,769	478
Valley National Bancorp	42,789	477
Fulton Financial Corp.	32,519	471
FNB Corp.	32,152	467
First Industrial Realty Trust Inc.	20,377	466
* Texas Capital Bancshares Inc.	7,828	464
Wintrust Financial Corp.	8,728	459
Washington Federal Inc.	17,455	451
IBERIABANK Corp.	7,030	446
Symetra Financial Corp.	13,825	435
Acadia Realty Trust	12,665	425
Pebblebrook Hotel Trust	13,224	421
Colony Capital Inc. Class A	20,566	421
Hancock Holding Co.	14,345	418
Kite Realty Group Trust	15,392	414
DiamondRock Hospitality Co.	36,945	411
Glacier Bancorp Inc.	13,913	409
Kennedy-Wilson Holdings Inc.	15,490	404
GEO Group Inc.	13,741	403
American Equity Investment Life Holding Co.	15,002	402
Hudson Pacific Properties Inc.	13,712	393
Cousins Properties Inc.	39,883	392
Janus Capital Group Inc.	24,775	391
Sterling Bancorp	22,099	388
Mack-Cali Realty Corp.	16,424	386
UMB Financial Corp.	7,256	382
Columbia Banking System Inc.	10,632	378
RLJ Lodging Trust	15,436	377
First Citizens BancShares Inc. Class A	1,420	376
CVB Financial Corp.	19,587	362
Selective Insurance Group Inc.	10,491	362
Washington REIT	12,564	346
New York REIT Inc.	29,950	345
Xenia Hotels & Resorts Inc.	20,580	345
Alexander & Baldwin Inc.	9,007	341
Equity One Inc.	12,362	337
Capitol Federal Financial Inc.	25,932	336
Retail Opportunity Investments Corp.	18,346	336
Pinnacle Financial Partners Inc.	6,127	333
South State Corp.	4,219	332
* MGIC Investment Corp.	34,576	330
Kemper Corp.	7,959	327
Education Realty Trust Inc.	8,850	326

Chambers Street Properties	43,347	326
Lexington Realty Trust	37,885	325
Argo Group International Holdings Ltd.	5,112	325
Community Bank System Inc.	7,462	322
National Penn Bancshares Inc.	25,640	320
Old National Bancorp	21,409	316
Simmons First National Corp. Class A	5,464	315
Trustmark Corp.	12,365	312
EverBank Financial Corp.	17,848	308
Monogram Residential Trust Inc.	30,474	304
International Bancshares Corp.	9,913	302
Invesco Mortgage Capital Inc.	22,535	302
* Western Alliance Bancorp	7,681	298
Chesapeake Lodging Trust	10,917	297
PS Business Parks Inc.	3,198	283
First Midwest Bancorp Inc.	14,268	279
EastGroup Properties Inc.	4,737	276
BBCN Bancorp Inc.	14,558	275
National Health Investors Inc.	4,525	273
Pennsylvania REIT	12,649	273
LegacyTexas Financial Group Inc.	8,712	266
Astoria Financial Corp.	16,467	265
Parkway Properties Inc.	15,489	265
Horace Mann Educators Corp.	7,530	263
LTC Properties Inc.	6,114	261
Northwest Bancshares Inc.	18,578	259
* Enstar Group Ltd.	1,664	256
Physicians Realty Trust	15,942	255
Provident Financial Services Inc.	12,010	251
Gramercy Property Trust Inc.	10,483	250
Renasant Corp.	6,849	250
Hatteras Financial Corp.	17,714	249
Independent Bank Corp.	4,785	248
DuPont Fabros Technology Inc.	7,488	247
Ramco-Gershenson Properties Trust	14,485	244
STAG Industrial Inc.	11,919	243
NBT Bancorp Inc.	8,063	243
WesBanco Inc.	7,036	239
Select Income REIT	11,467	236
Park National Corp.	2,388	232
Westamerica Bancorporation	4,677	229
Great Western Bancorp Inc.	7,563	229
First Financial Bancorp	11,290	228
Chemical Financial Corp.	6,170	227
PennyMac Mortgage Investment Trust	13,649	227
Union Bankshares Corp.	8,256	222
CYS Investments Inc.	28,941	219
Government Properties Income Trust	12,877	218
S&T Bancorp Inc.	6,369	216
Kearny Financial Corp.	17,116	216
Summit Hotel Properties Inc.	15,972	213
Redwood Trust Inc.	15,420	213
Hersha Hospitality Trust Class A	8,983	212
* Beneficial Bancorp Inc.	15,138	211
FelCor Lodging Trust Inc.	26,222	210
Sabra Health Care REIT Inc.	10,133	210
* iStar Inc.	15,651	207

*	Third Point Reinsurance Ltd.	14,367	204
	United Community Banks Inc.	9,750	204
	Banner Corp.	3,840	202
	Ameris Bancorp	5,892	201
	ServisFirst Bancshares Inc.	4,078	201
*	Hilltop Holdings Inc.	8,961	200
*	FCB Financial Holdings Inc. Class A	5,121	199
*,^ St. Joe Co.		10,081	196
	CubeSmart	6,575	191
	First Merchants Corp.	6,915	188
	Apollo Commercial Real Estate Finance Inc.	10,694	188
	Towne Bank	8,333	187
	AMERISAFE Inc.	3,474	187
	Boston Private Financial Holdings Inc.	15,199	184
	Investors Real Estate Trust	22,438	183
	Stewart Information Services Corp.	4,201	182
	WSFS Financial Corp.	5,329	182
	Infinity Property & Casualty Corp.	2,098	179
	Terreno Realty Corp.	7,871	178
	First Financial Bankshares Inc.	4,931	177
	Franklin Street Properties Corp.	16,459	172
	Tompkins Financial Corp.	2,741	171
	ARMOUR Residential REIT Inc.	8,062	170
	Talmer Bancorp Inc. Class A	9,313	170
	Cash America International Inc.	5,029	170
*	Navigators Group Inc.	1,941	167
	Capstead Mortgage Corp.	17,535	166
	Starwood Waypoint Residential Trust	6,987	165
*	FNFV Group	14,645	164
*	MBIA Inc.	24,904	164
	Berkshire Hills Bancorp Inc.	5,402	163
	Rexford Industrial Realty Inc.	10,131	163
	Virtus Investment Partners Inc.	1,180	161
	First Commonwealth Financial Corp.	16,282	160
	Chatham Lodging Trust	7,009	160
	Wilshire Bancorp Inc.	12,916	159
	Safety Insurance Group Inc.	2,763	155
	Banco Latinoamericano de Comercio Exterior SA	5,500	153
	Hanmi Financial Corp.	5,845	153
	State Bank Financial Corp.	6,541	152
	STORE Capital Corp.	6,674	152
*	Customers Bancorp Inc.	4,893	152
	Brookline Bancorp Inc.	12,821	151
	United Fire Group Inc.	3,705	148
	Lakeland Financial Corp.	3,039	146
	New Senior Investment Group Inc.	15,837	146
	National Bank Holdings Corp. Class A	6,351	144
	National General Holdings Corp.	6,575	144
	Nelnet Inc. Class A	4,343	143
*	Green Dot Corp. Class A	8,398	141
	American Capital Mortgage Investment Corp.	9,366	140
*	Ocwen Financial Corp.	19,661	140
	Oritani Financial Corp.	8,054	140
	City Holding Co.	2,784	139
	Capital Bank Financial Corp.	4,114	139
	Altisource Residential Corp.	10,469	139
	Northfield Bancorp Inc.	8,585	137

	Cardinal Financial Corp.	5,516	136
	Sandy Spring Bancorp Inc.	4,516	133
	CenterState Banks Inc.	8,317	133
*	Encore Capital Group Inc.	3,983	131
	Southside Bancshares Inc.	4,636	131
	Meridian Bancorp Inc.	8,589	126
	Maiden Holdings Ltd.	8,147	126
	First Potomac Realty Trust	10,749	125
	Heartland Financial USA Inc.	3,261	124
	Flushing Financial Corp.	5,383	123
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,000	122
	TriCo Bancshares	4,162	122
	Yadkin Financial Corp.	4,610	121
	FBL Financial Group Inc. Class A	1,761	120
*	First NBC Bank Holding Co.	2,791	118
	New York Mortgage Trust Inc.	20,015	116
*	Ambac Financial Group Inc.	6,808	115
	TrustCo Bank Corp. NY	17,396	114
	Cedar Realty Trust Inc.	15,560	114
	BNC Bancorp	4,457	114
	Monmouth Real Estate Investment Corp.	10,843	113
*	Piper Jaffray Cos.	2,765	112
	Washington Trust Bancorp Inc.	2,713	111
	First Interstate BancSystem Inc. Class A	3,599	109
	Investment Technology Group Inc.	5,445	109
*	HRG Group Inc.	7,975	109
	Stock Yards Bancorp Inc.	2,710	109
*	Greenlight Capital Re Ltd. Class A	5,294	109
	Heritage Financial Corp.	5,535	108
	Agree Realty Corp.	3,222	108
	Rouse Properties Inc.	6,698	108
	National Western Life Group Inc. Class A	408	107
	Ashford Hospitality Trust Inc.	15,265	107
	Enterprise Financial Services Corp.	3,648	107
	ConnectOne Bancorp Inc.	5,472	107
	Dime Community Bancshares Inc.	5,697	105
	Community Trust Bancorp Inc.	2,865	105
	Inland Real Estate Corp.	10,913	105
	Silver Bay Realty Trust Corp.	6,654	105
	American Residential Properties Inc.	5,893	103
	Ladder Capital Corp.	7,279	103
	United Financial Bancorp Inc.	7,378	103
	1st Source Corp.	2,995	101
*,^ Walter Investment Management Corp.		6,906	100
	United Development Funding IV	5,609	100
	Banc of California Inc.	6,626	100
*	Nationstar Mortgage Holdings Inc.	7,189	98
	Central Pacific Financial Corp.	4,210	98
	Great Southern Bancorp Inc.	1,919	98
	First Busey Corp.	4,412	97
	Bryn Mawr Bank Corp.	3,257	97
*	Flagstar Bancorp Inc.	3,765	92
	Anworth Mortgage Asset Corp.	19,181	92
*	Pacific Premier Bancorp Inc.	3,937	92
*	Cowen Group Inc. Class A	19,266	92
	MainSource Financial Group Inc.	3,967	91
	CoBiz Financial Inc.	6,643	91

	Western Asset Mortgage Capital Corp.	7,673	90
	Urstadt Biddle Properties Inc. Class A	4,465	89
	Bridge Bancorp Inc.	2,724	87
	Home BancShares Inc.	1,913	86
	BancFirst Corp.	1,333	86
	NewBridge Bancorp	6,565	84
	Lakeland Bancorp Inc.	6,936	84
	German American Bancorp Inc.	2,427	84
*	Forestar Group Inc.	6,153	84
	Blue Hills Bancorp Inc.	5,134	83
*,^ Citizens Inc. Class A		8,983	83
	Sovran Self Storage Inc.	827	83
*	CU Bancorp	3,075	83
	CatchMark Timber Trust Inc. Class A	7,239	82
	Getty Realty Corp.	4,677	82
	InfraREIT Inc.	4,009	81
	RE/MAX Holdings Inc. Class A	2,155	81
	Mercantile Bank Corp.	3,092	80
*	First BanCorp	21,294	80
	Campus Crest Communities Inc.	11,834	79
	Preferred Bank	2,138	78
	Resource Capital Corp.	6,139	77
	AG Mortgage Investment Trust Inc.	5,197	77
	Apollo Residential Mortgage Inc.	5,874	76
	Univest Corp. of Pennsylvania	3,601	75
	Opus Bank	1,907	75
	Federated National Holding Co.	2,595	74
	First Financial Corp.	2,022	74
	Clifton Bancorp Inc.	4,970	74
	Metro Bancorp Inc.	2,170	74
*	Eagle Bancorp Inc.	1,341	73
	Fidelity Southern Corp.	3,223	73
*	Walker & Dunlop Inc.	2,456	73
*	INTL. FCStone Inc.	2,036	72
	RAIT Financial Trust	16,635	72
	Ashford Hospitality Prime Inc.	5,012	71
	Independent Bank Group Inc.	1,775	71
*	KCG Holdings Inc. Class A	5,495	71
	Financial Institutions Inc.	2,594	71
	First Bancorp	3,613	70
	First Defiance Financial Corp.	1,695	70
	First of Long Island Corp.	2,240	70
*	HomeTrust Bancshares Inc.	3,507	70
*	Seacoast Banking Corp. of Florida	4,358	70
	Peoples Bancorp Inc.	3,364	69
	Dynex Capital Inc.	10,029	69
	Stonegate Bank	2,036	69
	Waterstone Financial Inc.	4,941	68
	OFG Bancorp	8,158	68
	Potlatch Corp.	2,025	68
*	NMI Holdings Inc. Class A	9,119	67
	Bank Mutual Corp.	8,535	66
	Independent Bank Corp.	4,205	65
	James River Group Holdings Ltd.	2,013	65
	Peapack Gladstone Financial Corp.	2,835	65
	Southwest Bancorp Inc.	3,483	64
	Ares Commercial Real Estate Corp.	4,962	64

State Auto Financial Corp.	2,744	64
Suffolk Bancorp	2,147	64
Employers Holdings Inc.	2,312	63
First Community Bancshares Inc.	3,086	63
Meta Financial Group Inc.	1,386	62
Park Sterling Corp.	8,236	62
* Safeguard Scientifics Inc.	3,790	62
Camden National Corp.	1,363	61
West Bancorporation Inc.	2,935	61
* HomeStreet Inc.	2,782	60
Bank of Marin Bancorp	1,093	60
Whitestone REIT	4,938	60
United Insurance Holdings Corp.	3,138	59
* Anchor BanCorp Wisconsin Inc.	1,403	59
Arrow Financial Corp.	2,051	58
Arlington Asset Investment Corp. Class A	4,184	58
OneBeacon Insurance Group Ltd. Class A	4,157	58
Horizon Bancorp	2,092	58
Federal Agricultural Mortgage Corp.	1,917	57
Pacific Continental Corp.	3,571	57
Gladstone Commercial Corp.	3,794	55
Peoples Financial Services Corp.	1,382	55
CorEnergy Infrastructure Trust Inc.	10,910	55
* EZCORP Inc. Class A	9,473	55
* Ladenburg Thalmann Financial Services Inc.	17,261	54
HCI Group Inc.	1,375	54
First Connecticut Bancorp Inc.	2,935	54
State National Cos. Inc.	5,271	53
* Tejon Ranch Co.	2,515	53
Fidelity & Guaranty Life	2,061	53
United Community Financial Corp.	8,994	53
Armada Hoffler Properties Inc.	4,668	53
QCR Holdings Inc.	2,138	52
* TriState Capital Holdings Inc.	3,895	52
One Liberty Properties Inc.	2,294	51
Cass Information Systems Inc.	916	49
CNB Financial Corp.	2,636	49
Republic Bancorp Inc. Class A	1,819	49
OceanFirst Financial Corp.	2,435	48
Heritage Commerce Corp.	4,447	48
Preferred Apartment Communities Inc. Class A	4,068	48
Guaranty Bancorp	2,713	48
* Bancorp Inc.	6,184	48
* Triumph Bancorp Inc.	2,719	47
* MoneyGram International Inc.	5,355	47
Independence Realty Trust Inc.	5,898	46
* Everi Holdings Inc.	12,041	46
NexPoint Residential Trust Inc.	3,469	46
Citizens & Northern Corp.	2,233	46
National Bankshares Inc.	1,276	46
MidWestOne Financial Group Inc.	1,442	46
* PICO Holdings Inc.	4,211	46
Territorial Bancorp Inc.	1,561	45
* Global Indemnity plc	1,528	45
First Bancorp Inc.	1,967	44
BankFinancial Corp.	3,374	43
Ames National Corp.	1,704	43

* NewStar Financial Inc.	4,433	43
* Old Second Bancorp Inc.	5,491	43
GAIN Capital Holdings Inc.	5,071	42
American National Bankshares Inc.	1,611	42
First Business Financial Services Inc.	1,591	41
Charter Financial Corp.	3,059	41
Baldwin & Lyons Inc.	1,729	41
Orchid Island Capital Inc.	4,197	40
UMH Properties Inc.	4,084	40
Bluerock Residential Growth REIT Inc. Class A	3,464	40
Penns Woods Bancorp Inc.	886	40
Fox Chase Bancorp Inc.	2,160	39
* FRP Holdings Inc.	1,271	39
Sierra Bancorp	2,191	39
Bar Harbor Bankshares	1,106	39
* Sun Bancorp Inc.	1,757	39
EMC Insurance Group Inc.	1,455	38
Tiptree Financial Inc. Class A	5,519	38
* Heritage Insurance Holdings Inc.	1,684	38
* Farmers Capital Bank Corp.	1,391	38
CyrusOne Inc.	1,014	37
* Houlihan Lokey Inc.	1,470	36
Heritage Oaks Bancorp	4,302	36
* Green Bancorp Inc.	2,611	35
Enterprise Bancorp Inc.	1,429	35
* Cascade Bancorp	5,801	35
* PennyMac Financial Services Inc. Class A	2,138	35
Oppenheimer Holdings Inc. Class A	1,928	35
Kansas City Life Insurance Co.	690	34
* BSB Bancorp Inc.	1,516	34
Consolidated-Tomoka Land Co.	575	34
* Hallmark Financial Services Inc.	2,646	34
* Franklin Financial Network Inc.	1,036	34
* CommunityOne Bancorp	2,318	33
Hingham Institution for Savings	249	32
* AV Homes Inc.	2,317	32
Capital City Bank Group Inc.	2,023	32
Calamos Asset Management Inc. Class A	3,339	32
Merchants Bancshares Inc.	945	31
American Assets Trust Inc.	765	30
* National Commerce Corp.	1,152	30
Access National Corp.	1,371	30
Century Bancorp Inc. Class A	653	29
* Regional Management Corp.	1,864	29
* C1 Financial Inc.	1,150	28
National Interstate Corp.	1,041	27
* Bear State Financial Inc.	2,529	27
* Atlas Financial Holdings Inc.	1,102	23
Crawford & Co. Class B	3,831	23
Donegal Group Inc. Class A	1,636	23
Independence Holding Co.	1,395	21
* World Acceptance Corp.	476	21
* Real Industry Inc.	1,528	16
Resource America Inc. Class A	2,665	16
Live Oak Bancshares Inc.	981	16
* First Cash Financial Services Inc.	375	15
Saul Centers Inc.	251	14

* Hampton Roads Bankshares Inc.	6,756	13
Great Ajax Corp.	885	11
QTS Realty Trust Inc. Class A	265	11
* Stonegate Mortgage Corp.	2,086	11
Alexander's Inc.	27	11
Moelis & Co. Class A	352	10
* BBX Capital Corp.	563	10
CIFC Corp.	1,195	8
People's Utah Bancorp	484	8
* JG Wentworth Co. Class A	2,860	5
* RCS Capital Corp. Class A	8,511	5
* Enova International Inc.	554	4
National Storage Affiliates Trust	234	4
* Trupanion Inc.	423	3
* Impac Mortgage Holdings Inc.	129	2
* Altisource Asset Management Corp.	26	—
* Tejon Ranch Co. Warrants Exp. 08/31/2016	22	—
		71,942
Health Care (4.3%)
* Amsurg Corp.	6,742	567
* Medicines Co.	10,996	462
Owens & Minor Inc.	11,619	447
* Halyard Health Inc.	8,518	272
* Greatbatch Inc.	4,671	271
* Magellan Health Inc.	5,001	263
CONMED Corp.	5,052	215
Kindred Healthcare Inc.	15,272	204
* PharMerica Corp.	5,561	189
* Integra LifeSciences Holdings Corp.	2,897	182
Analogic Corp.	2,072	173
* Wright Medical Group NV	7,840	168
* Haemonetics Corp.	4,938	159
* Luminex Corp.	7,338	158
* Merit Medical Systems Inc.	8,059	156
* LivaNova plc	2,437	146
* Orthofix International NV	3,436	136
National HealthCare Corp.	1,845	127
Invacare Corp.	5,924	118
* Triple-S Management Corp. Class B	4,420	117
PDL BioPharma Inc.	30,030	114
* ICU Medical Inc.	924	105
* LHC Group Inc.	2,234	104
* Hanger Inc.	6,459	101
* Affymetrix Inc.	10,175	96
* Theravance Biopharma Inc.	4,668	88
* Healthways Inc.	5,682	75
Universal American Corp.	9,122	68
* Quidel Corp.	3,112	67
* Lexicon Pharmaceuticals Inc.	4,562	63
* Emergent BioSolutions Inc.	1,633	62
* OraSure Technologies Inc.	9,511	59
* Dermira Inc.	1,835	57
* Almost Family Inc.	1,315	56
* AngioDynamics Inc.	4,616	55
* Spectrum Pharmaceuticals Inc.	8,976	54
CryoLife Inc.	4,667	51
* Versartis Inc.	3,820	48

*	Loxo Oncology Inc.	1,456	48
*	Akebia Therapeutics Inc.	4,462	48
*	ACADIA Pharmaceuticals Inc.	1,139	43
*	Amedisys Inc.	1,062	43
*	Cross Country Healthcare Inc.	2,275	42
*	SurModics Inc.	1,929	41
*	Cytokinetics Inc.	3,178	38
*	Exactech Inc.	1,900	33
*	Endocyte Inc.	7,017	32
*	Arrowhead Research Corp.	5,120	32
*	Celldex Therapeutics Inc.	1,770	32
*	Amphastar Pharmaceuticals Inc.	2,063	32
*	Adamas Pharmaceuticals Inc.	1,971	31
*	Five Star Quality Care Inc.	8,218	29
*	AtriCure Inc.	1,341	29
*	BioCryst Pharmaceuticals Inc.	2,710	29
*	BioScrip Inc.	13,133	28
*	Acorda Therapeutics Inc.	721	28
*	Anika Therapeutics Inc.	616	26
*	Ignyta Inc.	1,749	26
	Meridian Bioscience Inc.	1,293	25
*	Addus HomeCare Corp.	1,068	24
	LeMaitre Vascular Inc.	1,484	23
*	MedAssets Inc.	705	21
*	Harvard Bioscience Inc.	6,598	21
*	Stemline Therapeutics Inc.	2,537	21
*	TransEnterix Inc.	7,842	21
	Theravance Inc.	2,182	20
*	Array BioPharma Inc.	4,966	20
*	Genesis Healthcare Inc.	3,697	18
*	Calithera Biosciences Inc.	2,201	17
	Ensign Group Inc.	358	17
*	Vanda Pharmaceuticals Inc.	1,678	17
*	Cerus Corp.	2,523	14
	Select Medical Holdings Corp.	1,151	14
*	Agenus Inc.	2,671	14
*	SeaSpine Holdings Corp.	810	13
*	Cynosure Inc. Class A	313	13
*	Cutera Inc.	813	12
*	Tokai Pharmaceuticals Inc.	973	11
*	Rigel Pharmaceuticals Inc.	3,397	11
*	Merrimack Pharmaceuticals Inc.	1,184	11
*	Rockwell Medical Inc.	913	11
*	Verastem Inc.	4,777	11
*	Inovio Pharmaceuticals Inc.	1,388	10
*	Navidea Biopharmaceuticals Inc.	6,449	10
*,^ Teladoc Inc.		365	8
*	Geron Corp.	1,503	8
*	Surgical Care Affiliates Inc.	202	7
*	Omeros Corp.	434	7
*	Ocata Therapeutics Inc.	800	7
*	RTI Surgical Inc.	1,715	7
*	Idera Pharmaceuticals Inc.	1,679	6
*	ConforMIS Inc.	286	6
*	Immunomedics Inc.	1,811	6
*	Global Blood Therapeutics Inc.	122	6
*	Seres Therapeutics Inc.	150	5

* Alliance HealthCare Services Inc.	570	5
* Glaukos Corp.	191	5
* Axovant Sciences Ltd.	247	5
* Cardiovascular Systems Inc.	280	4
* Aimmune Therapeutics Inc.	196	4
* Entellus Medical Inc.	231	4
National Research Corp. Class A	245	4
Osiris Therapeutics Inc.	332	3
* Peregrine Pharmaceuticals Inc.	2,528	3
* XOMA Corp.	2,425	3
* Chiasma Inc.	129	3
* Aratana Therapeutics Inc.	483	3
* Unilife Corp.	3,208	2
* Oxford Immunotec Global plc	180	2
* EndoChoice Holdings Inc.	265	2
* Threshold Pharmaceuticals Inc.	598	2
* NantKwest Inc.	117	2
* Natera Inc.	174	2
* Invuity Inc.	128	2
* Assembly Biosciences Inc.	154	1
* Neos Therapeutics Inc.	96	1
* Lantheus Holdings Inc.	339	1
* vTv Therapeutics Inc. Class A	109	1
* Nivalis Therapeutics Inc.	88	1
* Catabasis Pharmaceuticals Inc.	79	1
* Zynerba Pharmaceuticals Inc.	43	1
		7,103
Materials & Processing (4.3%)
Olin Corp.	16,789	365
Carpenter Technology Corp.	9,225	332
* Berry Plastics Group Inc.	8,850	322
Commercial Metals Co.	21,179	313
* Beacon Roofing Supply Inc.	6,839	293
Universal Forest Products Inc.	3,683	285
* MRC Global Inc.	18,850	279
Axiall Corp.	12,854	268
Simpson Manufacturing Co. Inc.	7,076	263
Innospec Inc.	4,437	259
Worthington Industries Inc.	6,767	208
Sensient Technologies Corp.	3,036	203
Greif Inc. Class A	5,636	200
Schweitzer-Mauduit International Inc.	4,591	192
Kaiser Aluminum Corp.	2,091	179
* Gibraltar Industries Inc.	5,668	151
PH Glatfelter Co.	7,915	141
* Stillwater Mining Co.	14,977	140
Hecla Mining Co.	67,778	131
* Kraton Performance Polymers Inc.	5,733	128
Materion Corp.	3,688	107
Innophos Holdings Inc.	3,598	107
Mueller Industries Inc.	3,389	107
Quanex Building Products Corp.	5,685	106
Stepan Co.	1,800	94
Neenah Paper Inc.	1,387	92
Calgon Carbon Corp.	5,210	88
Griffon Corp.	4,758	86
Rayonier Advanced Materials Inc.	7,443	83

	Haynes International Inc.	2,131	83
	Schnitzer Steel Industries Inc.	4,847	80
*	AK Steel Holding Corp.	32,541	77
*	Unifi Inc.	2,565	77
	TimkenSteel Corp.	7,307	75
	American Vanguard Corp.	4,685	74
*	Univar Inc.	3,801	72
	Tronox Ltd. Class A	11,640	68
	Hawkins Inc.	1,590	65
	FutureFuel Corp.	4,467	64
*	Coeur Mining Inc.	24,881	64
*,^ Cliffs Natural Resources Inc.		28,051	63
	Quaker Chemical Corp.	700	60
*	Veritiv Corp.	1,490	59
	Tredegar Corp.	3,583	56
*	Landec Corp.	3,876	50
	LSI Industries Inc.	4,014	47
*	Louisiana-Pacific Corp.	2,115	39
*	Boise Cascade Co.	1,199	38
*	Intrepid Potash Inc.	10,280	37
*	Century Aluminum Co.	8,496	32
*	Cabot Microelectronics Corp.	721	30
	Oil-Dri Corp. of America	908	28
*	OMNOVA Solutions Inc.	3,663	28
*,^ Horsehead Holding Corp.		10,370	26
	Minerals Technologies Inc.	414	25
	Kronos Worldwide Inc.	3,869	25
	LB Foster Co. Class A	1,953	24
*	Northwest Pipe Co.	1,827	22
	A Schulman Inc.	591	20
	Aceto Corp.	723	20
*	LSB Industries Inc.	2,304	16
	United States Lime & Minerals Inc.	316	16
	Olympic Steel Inc.	1,230	14
	Comfort Systems USA Inc.	386	12
	Global Brass & Copper Holdings Inc.	437	10
	Insteel Industries Inc.	363	9
*	Handy & Harman Ltd.	384	9
*	Ryerson Holding Corp.	1,675	8
*	Lawson Products Inc.	285	8
*	Energy Fuels Inc.	3,305	6
	Chase Corp.	139	6
	Wausau Paper Corp.	537	5
*	NL Industries Inc.	1,091	4
	Valhi Inc.	1,642	3
			7,176
Other (0.0%)[2]
*	Leap Wireless International Inc CVR	7,564	19
*	Match Group Inc.	306	4
*	Penumbra Inc.	13	1
*	Square Inc.	18	—
*	Gerber Scientific Inc. CVR	519	—
*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	1,575	—
			24
Producer Durables (12.2%)
	Curtiss-Wright Corp.	8,262	582

EMCOR Group Inc.	11,526	581
* Esterline Technologies Corp.	5,440	517
Convergys Corp.	18,184	468
* Teledyne Technologies Inc.	4,834	447
* Moog Inc. Class A	6,491	429
Barnes Group Inc.	10,093	389
EnerSys	5,989	353
* Darling Ingredients Inc.	30,237	331
* KLX Inc.	9,718	312
Tetra Tech Inc.	11,028	307
ABM Industries Inc.	10,247	304
UniFirst Corp.	2,719	295
Granite Construction Inc.	7,202	294
Watts Water Technologies Inc. Class A	5,156	286
Scorpio Tankers Inc.	32,727	283
Actuant Corp. Class A	10,901	270
Mobile Mini Inc.	7,592	269
* FTI Consulting Inc.	6,989	261
Essendant Inc.	7,013	254
* Itron Inc.	7,036	253
* OSI Systems Inc.	2,698	253
* MasTec Inc.	12,219	250
Deluxe Corp.	4,131	242
^ Nordic American Tankers Ltd.	16,321	242
Aircastle Ltd.	11,420	239
Brady Corp. Class A	8,744	231
* Sykes Enterprises Inc.	7,135	227
* Huron Consulting Group Inc.	3,721	216
SkyWest Inc.	9,458	195
Bristow Group Inc.	6,377	195
Federal Signal Corp.	11,444	193
Cubic Corp.	3,965	193
Applied Industrial Technologies Inc.	4,440	189
* Atlas Air Worldwide Holdings Inc.	4,576	189
Ship Finance International Ltd.	10,851	188
ESCO Technologies Inc.	4,775	187
Woodward Inc.	3,706	187
Kaman Corp.	4,574	184
Albany International Corp.	4,471	174
* TriMas Corp.	7,775	168
Werner Enterprises Inc.	6,194	167
AAR Corp.	6,492	159
* Rush Enterprises Inc. Class A	6,479	158
Briggs & Stratton Corp.	8,163	155
* ACCO Brands Corp.	20,115	155
* Navigant Consulting Inc.	8,829	155
* PHH Corp.	9,088	154
Korn/Ferry International	4,188	154
* Wesco Aircraft Holdings Inc.	11,296	151
* Aegion Corp. Class A	6,711	148
CIRCOR International Inc.	3,139	143
Astec Industries Inc.	3,469	140
McGrath RentCorp	4,786	140
* Tutor Perini Corp.	6,868	129
* Navistar International Corp.	8,785	128
DHT Holdings Inc.	16,993	127
* ICF International Inc.	3,573	127

	TAL International Group Inc.	6,086	123
	Teekay Tankers Ltd. Class A	17,402	123
*	RPX Corp.	8,672	120
*	Chart Industries Inc.	5,591	119
*	UTi Worldwide Inc.	16,891	118
*	Engility Holdings Inc.	3,283	114
*	Monster Worldwide Inc.	16,654	107
*	Aerojet Rocketdyne Holdings Inc.	6,073	107
	Resources Connection Inc.	5,605	102
	Raven Industries Inc.	6,075	101
	Alamo Group Inc.	1,771	101
*	Advanced Energy Industries Inc.	3,436	100
*	CBIZ Inc.	9,059	97
	Ennis Inc.	4,723	94
*	Thermon Group Holdings Inc.	5,072	92
*	Aerovironment Inc.	3,609	92
*	Air Transport Services Group Inc.	9,658	92
	Heidrick & Struggles International Inc.	3,182	92
	Kelly Services Inc. Class A	5,447	92
	GasLog Ltd.	7,617	91
	MSA Safety Inc.	1,920	90
	Gorman-Rupp Co.	2,686	86
	EnPro Industries Inc.	1,680	84
*	Modine Manufacturing Co.	8,766	82
	Tidewater Inc.	8,608	82
*	YRC Worldwide Inc.	4,821	82
*	MYR Group Inc.	3,827	81
	ArcBest Corp.	3,209	77
	Columbus McKinnon Corp.	3,674	76
*	Lydall Inc.	2,078	76
*	FARO Technologies Inc.	2,456	74
	Kadant Inc.	1,683	73
	American Railcar Industries Inc.	1,284	73
	Douglas Dynamics Inc.	3,094	72
	Hyster-Yale Materials Handling Inc.	1,244	72
	Marten Transport Ltd.	3,932	71
*	XPO Logistics Inc.	2,304	70
	G&K Services Inc. Class A	1,006	67
	Textainer Group Holdings Ltd.	4,051	63
	Littelfuse Inc.	562	61
*	Dorian LPG Ltd.	4,583	61
*,^ Frontline Ltd.		19,778	60
	Powell Industries Inc.	1,667	59
	Standex International Corp.	622	56
*	Scorpio Bulkers Inc.	61,506	56
	Quad/Graphics Inc.	5,257	54
*	DXP Enterprises Inc.	1,607	53
	Primoris Services Corp.	2,257	52
	Navios Maritime Acquisition Corp.	15,011	51
	Kimball International Inc. Class B	4,073	50
*	DHI Group Inc.	5,256	49
*	Ascent Capital Group Inc. Class A	2,437	49
	VSE Corp.	777	48
*	PHI Inc.	2,148	46
*	Great Lakes Dredge & Dock Corp.	10,099	46
	Miller Industries Inc.	1,930	42
	Ardmore Shipping Corp.	3,299	41

*	Casella Waste Systems Inc. Class A	6,079	41
*	Titan Machinery Inc.	3,192	40
*	Republic Airways Holdings Inc.	9,303	39
	TeleTech Holdings Inc.	1,357	39
*	Kratos Defense & Security Solutions Inc.	8,356	39
*	CRA International Inc.	1,689	39
	Encore Wire Corp.	875	38
	CECO Environmental Corp.	4,286	37
*	InnerWorkings Inc.	4,223	36
*	CAI International Inc.	3,222	36
	Matson Inc.	680	35
*	Roadrunner Transportation Systems Inc.	3,104	34
*	Ducommun Inc.	2,030	34
	Graham Corp.	1,892	34
*	TRC Cos. Inc.	3,185	34
	Hurco Cos. Inc.	1,223	33
	NACCO Industries Inc. Class A	768	32
	Titan International Inc.	7,424	32
	Electro Rent Corp.	3,076	32
	Gulfmark Offshore Inc.	4,745	31
*	Liquidity Services Inc.	4,469	31
*	Mistras Group Inc.	1,399	30
	FreightCar America Inc.	1,221	30
*,^ Plug Power Inc.		13,164	29
	CLARCOR Inc.	545	29
*	Vishay Precision Group Inc.	2,389	29
	Marlin Business Services Corp.	1,634	29
*	Gener8 Maritime Inc.	2,932	28
*	Control4 Corp.	3,877	28
	Altra Industrial Motion Corp.	1,003	28
*	ServiceSource International Inc.	4,784	26
*	Hill International Inc.	7,061	24
*	USA Truck Inc.	1,214	24
*	Heritage-Crystal Clean Inc.	2,199	24
	Navios Maritime Holdings Inc.	15,037	24
	Lindsay Corp.	341	24
*	Milacron Holdings Corp.	1,606	24
*	Orion Marine Group Inc.	5,343	23
*	Hub Group Inc. Class A	604	23
	Celadon Group Inc.	1,643	23
*	ExlService Holdings Inc.	476	22
	Franklin Electric Co. Inc.	671	22
*,^ Golden Ocean Group Ltd.		12,538	21
	Preformed Line Products Co.	488	20
*,^ ExOne Co.		2,042	20
	Twin Disc Inc.	1,662	19
	CDI Corp.	2,780	19
	Tennant Co.	220	14
*	Eagle Bulk Shipping Inc.	4,263	13
	Exponent Inc.	225	12
*	TriNet Group Inc.	569	11
	General Cable Corp.	718	11
	Argan Inc.	262	10
*	Virgin America Inc.	278	10
^	Safe Bulkers Inc.	7,356	10
*	Neff Corp. Class A	1,140	10
*	HC2 Holdings Inc.	1,314	8

Universal Truckload Services Inc.	503	8
* Furmanite Corp.	979	8
* 6D Global Technologies Inc.	1,764	5
* Volt Information Sciences Inc.	602	5
* SP Plus Corp.	200	5
* Vicor Corp.	339	3
* Vectrus Inc.	103	3
* Covenant Transportation Group Inc. Class A	111	2
* PFSweb Inc.	144	2
* Ultrapetrol Bahamas Ltd.	4,108	2
* Accuride Corp.	559	1
* Radiant Logistics Inc.	245	1
		20,121
Technology (9.6%)
SYNNEX Corp.	5,290	499
* Tech Data Corp.	6,742	456
* CACI International Inc. Class A	4,451	446
* Fairchild Semiconductor International Inc. Class A	21,460	419
MKS Instruments Inc.	9,840	363
* Anixter International Inc.	5,259	358
Intersil Corp. Class A	24,310	352
Mentor Graphics Corp.	18,396	345
* Sanmina Corp.	15,121	343
* Polycom Inc.	24,899	339
* Acxiom Corp.	14,419	330
* OmniVision Technologies Inc.	10,634	311
Vishay Intertechnology Inc.	24,787	295
* Coherent Inc.	3,983	271
* NetScout Systems Inc.	8,084	268
* Take-Two Interactive Software Inc.	7,464	264
* Knowles Corp.	15,975	263
* NETGEAR Inc.	5,882	259
* PMC-Sierra Inc.	20,879	247
* Stratasys Ltd.	9,320	233
* Finisar Corp.	19,017	230
* DigitalGlobe Inc.	13,269	224
* Progress Software Corp.	9,259	222
* QLogic Corp.	15,969	206
* Benchmark Electronics Inc.	9,591	206
* ScanSource Inc.	5,238	201
* Rovi Corp.	16,181	191
* Insight Enterprises Inc.	7,094	190
* NeuStar Inc. Class A	7,144	180
* II-VI Inc.	9,598	179
* Bankrate Inc.	12,213	178
* Semtech Corp.	8,045	162
* Diodes Inc.	6,862	160
* Fabrinet	6,483	155
* Advanced Micro Devices Inc.	65,190	154
* Veeco Instruments Inc.	7,391	151
ADTRAN Inc.	9,138	149
ManTech International Corp. Class A	4,436	149
* iRobot Corp.	4,429	147
* Entegris Inc.	10,677	145
* Plexus Corp.	3,827	142
Brooks Automation Inc.	12,349	138
* Photronics Inc.	12,160	133

Integrated Silicon Solution Inc.	5,814	133
* Rofin-Sinar Technologies Inc.	4,541	131
* Rogers Corp.	2,338	130
* Silicon Laboratories Inc.	2,283	124
* Amkor Technology Inc.	18,102	123
* Mercury Systems Inc.	6,258	123
Tessera Technologies Inc.	3,726	119
CTS Corp.	6,076	115
AVX Corp.	8,456	114
* Lattice Semiconductor Corp.	16,096	101
* ShoreTel Inc.	9,287	95
Power Integrations Inc.	1,804	93
* GSI Group Inc.	6,297	90
* Actua Corp.	7,430	86
* TTM Technologies Inc.	10,803	85
* ePlus Inc.	959	85
* Ultratech Inc.	5,053	84
* Newport Corp.	4,878	81
* Blucora Inc.	7,487	80
* Applied Micro Circuits Corp.	10,848	79
* Harmonic Inc.	13,611	75
* Extreme Networks Inc.	16,829	74
* ViaSat Inc.	1,165	72
* Rudolph Technologies Inc.	4,956	71
* Nanometrics Inc.	4,390	69
Comtech Telecommunications Corp.	2,976	66
Park Electrochemical Corp.	3,731	65
* RetailMeNot Inc.	6,631	65
* Calix Inc.	8,131	64
* Sonus Networks Inc.	9,050	64
Cohu Inc.	4,743	62
* Oclaro Inc.	17,896	62
* Kimball Electronics Inc.	5,338	61
American Science & Engineering Inc.	1,353	59
IXYS Corp.	4,542	58
* Digi International Inc.	4,562	57
* Sigma Designs Inc.	6,478	56
Acacia Research Corp.	9,342	55
* Axcelis Technologies Inc.	20,777	55
* NeoPhotonics Corp.	5,168	54
* Ciber Inc.	14,427	51
Epiq Systems Inc.	3,688	50
* CEVA Inc.	1,935	49
* FormFactor Inc.	5,639	49
Checkpoint Systems Inc.	7,699	48
Daktronics Inc.	5,530	48
* TeleCommunication Systems Inc. Class A	9,234	45
* PC Connection Inc.	1,956	44
* Unisys Corp.	3,374	43
* DSP Group Inc.	4,127	43
* Seachange International Inc.	6,123	43
* Multi-Fineline Electronix Inc.	1,702	42
* Exar Corp.	6,150	40
Bel Fuse Inc. Class B	1,906	39
American Software Inc. Class A	3,815	39
* KEYW Holding Corp.	6,132	39
* Perficient Inc.	2,134	37

* Telenav Inc.	5,226	37
* Bottomline Technologies de Inc.	1,186	37
InterDigital Inc.	694	37
* Glu Mobile Inc.	10,583	36
* Intralinks Holdings Inc.	3,480	36
* Kopin Corp.	12,295	35
* Quantum Corp.	40,014	35
* Alpha & Omega Semiconductor Ltd.	3,555	35
* Xcerra Corp.	5,687	34
QAD Inc. Class A	1,402	33
Black Box Corp.	2,814	32
* United Online Inc.	2,753	32
* Agilysys Inc.	2,851	32
NVE Corp.	504	30
* Ultra Clean Holdings Inc.	5,911	30
* Verint Systems Inc.	639	30
* SciQuest Inc.	2,286	30
* Bazaarvoice Inc.	6,107	28
* EMCORE Corp.	3,718	27
* Datalink Corp.	3,660	27
* TechTarget Inc.	2,692	23
* Vocera Communications Inc.	1,753	23
* pdvWireless Inc.	796	21
* Marin Software Inc.	5,185	20
ModusLink Global Solutions Inc.	7,299	20
* Limelight Networks Inc.	11,768	20
* RealNetworks Inc.	4,586	19
* Avid Technology Inc.	2,365	18
* Rocket Fuel Inc.	5,072	18
* Sparton Corp.	822	17
* Ixia	1,239	16
Reis Inc.	526	13
* Imation Corp.	6,073	12
* Applied Optoelectronics Inc.	622	12
* Ubiquiti Networks Inc.	329	11
Sapiens International Corp. NV	913	10
* DTS Inc.	360	9
* Evolent Health Inc. Class A	501	8
* Cascade Microtech Inc.	471	8
* Silver Spring Networks Inc.	432	6
* KVH Industries Inc.	543	5
* Alarm.com Holdings Inc.	304	5
* Rapid7 Inc.	303	5
* MINDBODY Inc. Class A	271	5
* PDF Solutions Inc.	351	4
* Digimarc Corp.	100	4
* Appfolio Inc.	213	3
* Xactly Corp.	292	3
* Brightcove Inc.	349	2
* Everyday Health Inc.	326	2
Pericom Semiconductor Corp.	106	2
* Park City Group Inc.	126	1
* Novatel Wireless Inc.	770	1
* Digital Turbine Inc.	634	1
* Amber Road Inc.	162	1
		15,738

Utilities (8.1%)
Piedmont Natural Gas Co. Inc.	14,462	841
IDACORP Inc.	9,253	630
Portland General Electric Co.	16,313	602
WGL Holdings Inc.	9,142	564
Cleco Corp.	11,117	557
UIL Holdings Corp.	10,413	529
Southwest Gas Corp.	8,613	483
New Jersey Resources Corp.	15,744	473
NorthWestern Corp.	8,656	472
ONE Gas Inc.	9,677	472
Laclede Group Inc.	7,971	465
ALLETE Inc.	8,973	457
PNM Resources Inc.	14,668	425
Avista Corp.	11,472	397
* Dynegy Inc.	23,582	380
Black Hills Corp.	8,259	354
South Jersey Industries Inc.	12,618	290
El Paso Electric Co.	7,392	286
MGE Energy Inc.	6,344	276
American States Water Co.	6,333	265
Northwest Natural Gas Co.	5,003	244
West Corp.	8,271	211
California Water Service Group	8,763	197
* Vonage Holdings Corp.	30,444	196
* Globalstar Inc.	87,133	190
Pattern Energy Group Inc. Class A	10,206	183
Otter Tail Corp.	6,860	183
Empire District Electric Co.	7,980	182
NRG Yield Inc.	11,490	162
Chesapeake Utilities Corp.	2,787	149
Atlantic Tele-Network Inc.	1,877	148
Ormat Technologies Inc.	3,983	146
* Cincinnati Bell Inc.	38,378	145
^ Abengoa Yield plc	8,978	130
* 8x8 Inc.	10,421	123
* Iridium Communications Inc.	15,033	123
* Talen Energy Corp.	15,271	119
* Premiere Global Services Inc.	8,504	118
Unitil Corp.	2,556	90
SJW Corp.	2,900	88
NRG Yield Inc. Class A	6,315	86
Middlesex Water Co.	2,954	76
Connecticut Water Service Inc.	2,042	74
Spok Holdings Inc.	3,980	73
Consolidated Communications Holdings Inc.	3,218	70
* ORBCOMM Inc.	10,939	70
Inteliquent Inc.	3,587	69
York Water Co.	2,149	51
* Hawaiian Telcom Holdco Inc.	1,970	47
Atlantic Power Corp.	22,308	45
Artesian Resources Corp. Class A	1,448	38
Consolidated Water Co. Ltd.	2,766	34
IDT Corp. Class B	2,649	33
Shenandoah Telecommunications Co.	641	31
* NTELOS Holdings Corp.	3,275	30
Genie Energy Ltd. Class B	1,848	21

*	Boingo Wireless Inc.			3,173	21
*	Intelsat SA			3,827	18
*	Pendrell Corp.			32,425	17
*	inContact Inc.			951	9
	Lumos Networks Corp.			596	7
	Windstream Holdings Inc.			1,011	6
	Spark Energy Inc. Class A			65	1
					13,272
	Total Common Stocks (Cost $172,500)				163,243
		Coupon
	Temporary Cash Investments (1.1%)[1]
	Money Market Fund (0.7%)
	[3,4] Vanguard Market Liquidity Fund	0.239%		1,182,063	1,182

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.4%)
5	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	100	100
	[5,6] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	500	499
					599
	Total Temporary Cash Investments (Cost $1,781)				1,781
	Total Investments (100.2%) (Cost $174,281)				165,024
	Other Assets and Liabilities-Net (-0.2%)[4]				(393)
	Net Assets (100%)				164,631

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $624,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $708,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Russell 2000 Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	163,219	—	24
Temporary Cash Investments	1,182	599	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	164,396	599	24
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	10	1,196	21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Russell 2000 Value Index Fund

gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $174,289,000. Net unrealized depreciation of investment securities for tax purposes was $9,265,000, consisting of unrealized gains of $12,963,000 on securities that had risen in value since their purchase and $22,228,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (18.0%)
	Vail Resorts Inc.	17,903	2,159
	Pool Corp.	21,440	1,759
*	Tenneco Inc.	30,224	1,628
*	Burlington Stores Inc.	33,280	1,601
*	Buffalo Wild Wings Inc.	9,356	1,499
*,^ Cimpress NV		16,159	1,490
*	Restoration Hardware Holdings Inc.	16,446	1,478
	Lithia Motors Inc. Class A	11,218	1,394
	Jack in the Box Inc.	18,413	1,365
	American Eagle Outfitters Inc.	85,187	1,326
*	Bright Horizons Family Solutions Inc.	18,413	1,221
	Texas Roadhouse Inc. Class A	34,478	1,207
	Monro Muffler Brake Inc.	15,679	1,161
	Sinclair Broadcast Group Inc. Class A	32,638	1,146
	Cheesecake Factory Inc.	24,019	1,132
*	IMAX Corp.	29,751	1,127
^	Cracker Barrel Old Country Store Inc.	8,852	1,115
	Big Lots Inc.	24,414	1,098
	Bloomin' Brands Inc.	61,064	1,057
*	Asbury Automotive Group Inc.	13,422	1,008
*	Pinnacle Entertainment Inc.	29,811	977
	Churchill Downs Inc.	6,626	974
	Wolverine World Wide Inc.	50,842	925
*	Grand Canyon Education Inc.	23,188	919
	Nexstar Broadcasting Group Inc. Class A	15,414	903
*	G-III Apparel Group Ltd.	19,647	901
*	Gentherm Inc.	17,686	899
	PriceSmart Inc.	9,587	893
*	Steven Madden Ltd.	27,721	884
	Sotheby's	30,641	867
*	American Axle & Manufacturing Holdings Inc.	37,343	850
	Chico's FAS Inc.	70,611	847
	Papa John's International Inc.	14,260	820
	HSN Inc.	16,014	799
*	Boyd Gaming Corp.	39,301	770
*	Five Below Inc.	26,833	752
	Drew Industries Inc.	11,887	718
*	Stamps.com Inc.	7,023	712
*	La Quinta Holdings Inc.	46,121	691
*	LifeLock Inc.	46,484	671
	DineEquity Inc.	7,794	661
*	Popeyes Louisiana Kitchen Inc.	11,404	660
	Dana Holding Corp.	39,990	657
*	Dorman Products Inc.	13,173	629
*	Express Inc.	37,502	628
*	Select Comfort Corp.	25,762	608
*	Helen of Troy Ltd.	5,741	594
	SeaWorld Entertainment Inc.	33,677	590
*	Diamond Resorts International Inc.	20,516	577

^	Outerwall Inc.	9,089	563
*	Shutterfly Inc.	11,775	540
	Sonic Corp.	18,469	537
*	Gray Television Inc.	31,095	521
*	American Woodmark Corp.	6,322	518
*	Fiesta Restaurant Group Inc.	13,213	508
*,^ Mattress Firm Holding Corp.		10,098	498
*	Constant Contact Inc.	15,841	496
	Oxford Industries Inc.	7,216	490
	Travelport Worldwide Ltd.	36,811	490
*	Tumi Holdings Inc.	27,630	488
*	Smith & Wesson Holding Corp.	26,483	486
*	BJ's Restaurants Inc.	10,582	485
	Sturm Ruger & Co. Inc.	9,209	480
	Men's Wearhouse Inc.	23,802	476
*	Red Robin Gourmet Burgers Inc.	6,957	469
	Columbia Sportswear Co.	9,851	461
*	Krispy Kreme Doughnuts Inc.	31,947	452
*	Deckers Outdoor Corp.	9,193	450
	Buckle Inc.	13,947	443
	Marriott Vacations Worldwide Corp.	7,246	441
*	Dave & Buster's Entertainment Inc.	11,224	430
*	TiVo Inc.	47,824	430
	EW Scripps Co. Class A	18,644	409
*	Hibbett Sports Inc.	12,264	402
*	Steiner Leisure Ltd.	6,324	398
	ClubCorp Holdings Inc.	21,639	388
*,^ Wayfair Inc.		9,882	375
*	Shutterstock Inc.	9,670	351
*	Universal Electronics Inc.	6,525	346
	CalAtlantic Group Inc.	8,186	345
*,^ Weight Watchers International Inc.		12,511	330
*	Motorcar Parts of America Inc.	8,193	328
	Nutrisystem Inc.	14,247	327
*	Crocs Inc.	29,274	326
*,^ Zoe's Kitchen Inc.		9,513	324
*	Liberty TripAdvisor Holdings Inc. Class A	10,722	321
*	Cavco Industries Inc.	3,415	317
*	2U Inc.	12,958	313
*	Francesca's Holdings Corp.	20,845	311
	Interval Leisure Group Inc.	19,277	301
	Pier 1 Imports Inc.	44,402	300
*	HealthStream Inc.	12,436	299
*	Nautilus Inc.	15,458	297
*	Meritor Inc.	26,884	289
	Capella Education Co.	6,015	289
*	Denny's Corp.	28,839	278
*	Rentrak Corp.	5,733	277
	Winnebago Industries Inc.	12,072	272
*	Chuy's Holdings Inc.	8,112	270
	La-Z-Boy Inc.	9,708	260
	Libbey Inc.	10,082	253
	World Wrestling Entertainment Inc. Class A	14,825	252
	Entravision Communications Corp. Class A	29,693	249
*	Angie's List Inc.	21,577	233
*,^ Scientific Games Corp. Class A		24,740	228
*	Tile Shop Holdings Inc.	13,356	226

*	XO Group Inc.	13,030	219
*	Blue Nile Inc.	5,846	213
*,^ Quotient Technology Inc.		30,072	209
*	RealD Inc.	19,873	209
*	Stoneridge Inc.	13,800	202
	Group 1 Automotive Inc.	2,427	197
	Ruth's Hospitality Group Inc.	11,419	197
	New York Times Co. Class A	13,547	191
*	Isle of Capri Casinos Inc.	10,335	191
*	Carrols Restaurant Group Inc.	14,881	179
	MDC Holdings Inc.	6,736	177
	Tower International Inc.	5,749	176
*	Ascena Retail Group Inc.	15,386	174
*	Party City Holdco Inc.	12,392	157
*	Fox Factory Holding Corp.	8,351	148
*	ZAGG Inc.	13,730	142
*	Malibu Boats Inc. Class A	8,796	137
*	Habit Restaurants Inc. Class A	5,662	136
*	Potbelly Corp.	10,750	134
	Cooper Tire & Rubber Co.	3,147	132
*	Strayer Education Inc.	2,200	130
	MDC Partners Inc. Class A	5,950	128
	Children's Place Inc.	2,651	128
	Kirkland's Inc.	8,528	125
*	Tuesday Morning Corp.	17,839	119
	National CineMedia Inc.	7,508	119
*	Zumiez Inc.	7,874	119
*	MarineMax Inc.	6,480	118
*	Eastman Kodak Co.	8,644	113
*,^ Shake Shack Inc. Class A		2,451	113
*	Chegg Inc.	14,625	106
	Finish Line Inc. Class A	6,350	105
	Winmark Corp.	1,095	105
*	Jamba Inc.	6,828	95
*	1-800-Flowers.com Inc. Class A	12,312	95
*	TubeMogul Inc.	7,671	95
*	Houghton Mifflin Harcourt Co.	4,788	95
*,^ Etsy Inc.		9,845	92
	Inter Parfums Inc.	3,421	91
*	Sequential Brands Group Inc.	9,918	89
	Cato Corp. Class A	2,256	89
	Bassett Furniture Industries Inc.	2,628	82
*	El Pollo Loco Holdings Inc.	6,627	81
*	Crown Media Holdings Inc. Class A	14,247	81
*	Container Store Group Inc.	7,762	80
*	Overstock.com Inc.	5,910	78
	Tribune Publishing Co.	7,245	74
	Metaldyne Performance Group Inc.	3,266	74
*	Cherokee Inc.	3,800	73
*	Bojangles' Inc.	4,085	72
*	Bravo Brio Restaurant Group Inc.	6,739	72
*	Planet Fitness Inc. Class A	4,482	71
*	Martha Stewart Living Omnimedia Inc. Class A	11,649	71
	Superior Uniform Group Inc.	3,661	68
*	Ollie's Bargain Outlet Holdings Inc.	3,778	67
*	Eldorado Resorts Inc.	6,737	65
	Liberty Tax Inc.	2,931	65

* TRI Pointe Group Inc.	4,538	63
* Boot Barn Holdings Inc.	5,888	62
* Central European Media Enterprises Ltd. Class A	26,464	58
* LGI Homes Inc.	1,736	58
* Wingstop Inc.	2,674	58
Collectors Universe Inc.	3,518	56
* Papa Murphy's Holdings Inc.	4,483	55
Arctic Cat Inc.	2,444	54
Caleres Inc.	1,921	54
* M/I Homes Inc.	2,151	50
Matthews International Corp. Class A	828	50
* Meritage Homes Corp.	1,309	49
* Noodles & Co. Class A	3,989	44
* Penn National Gaming Inc.	2,712	43
* Revlon Inc. Class A	1,535	42
* Sportsman's Warehouse Holdings Inc.	3,589	41
* Vince Holding Corp.	7,585	39
* Central Garden & Pet Co. Class A	2,417	38
Carriage Services Inc. Class A	1,529	38
Marine Products Corp.	5,263	37
Bob Evans Farms Inc.	874	35
* Lands' End Inc.	1,435	34
* Cooper-Standard Holding Inc.	462	34
* MCBC Holdings Inc.	2,361	34
* Fogo De Chao Inc.	2,035	33
* Empire Resorts Inc.	7,327	32
* Kona Grill Inc.	2,183	30
* Fenix Parts Inc.	4,579	29
* Vitamin Shoppe Inc.	929	28
* Reading International Inc. Class A	1,667	24
* William Lyon Homes Class A	1,242	22
* America's Car-Mart Inc.	743	20
AMC Entertainment Holdings Inc.	753	19
* Destination XL Group Inc.	3,812	19
Strattec Security Corp.	289	18
* Performance Sports Group Ltd.	1,468	17
Escalade Inc.	1,296	16
* Carmike Cinemas Inc.	660	14
* Skullcandy Inc.	3,395	14
* New Home Co. Inc.	915	13
* Del Frisco's Restaurant Group Inc.	866	13
* Century Communities Inc.	636	12
* Morgans Hotel Group Co.	3,801	12
* Franklin Covey Co.	717	11
Citi Trends Inc.	513	10
Hooker Furniture Corp.	279	8
Journal Media Group Inc.	592	7
* Care.com Inc.	1,005	7
* Monarch Casino & Resort Inc.	238	5
* JAKKS Pacific Inc.	582	5
* Build-A-Bear Workshop Inc.	297	4
Weyco Group Inc.	138	4
* Horizon Global Corp.	419	4
* Hemisphere Media Group Inc. Class A	228	3
* SFX Entertainment Inc.	6,801	2
* VOXX International Corp. Class A	193	1

* Black Diamond Inc.	74	—
		79,528
Consumer Staples (3.5%)
Casey's General Stores Inc.	19,138	2,225
Vector Group Ltd.	42,256	1,070
B&G Foods Inc.	27,064	1,022
* United Natural Foods Inc.	22,717	998
* Boston Beer Co. Inc. Class A	4,478	957
J&J Snack Foods Corp.	7,334	856
^ Cal-Maine Foods Inc.	15,426	841
WD-40 Co.	7,175	709
Lancaster Colony Corp.	5,949	692
* Diplomat Pharmacy Inc.	17,821	626
* Fresh Market Inc.	21,229	509
Core-Mark Holding Co. Inc.	5,894	503
* Diamond Foods Inc.	12,288	497
Calavo Growers Inc.	7,257	411
Coca-Cola Bottling Co. Consolidated	2,103	407
Dean Foods Co.	21,379	401
* USANA Health Sciences Inc.	2,781	372
* Boulder Brands Inc.	24,911	272
* National Beverage Corp.	5,327	231
^ Natural Health Trends Corp.	3,881	188
* Chefs' Warehouse Inc.	9,287	182
PetMed Express Inc.	9,979	168
* Medifast Inc.	5,351	162
* Farmer Bros Co.	3,814	111
MGP Ingredients Inc.	5,271	110
Tootsie Roll Industries Inc.	3,268	105
Ingles Markets Inc. Class A	1,814	99
Limoneira Co.	5,665	96
* Natural Grocers by Vitamin Cottage Inc.	4,426	92
* Freshpet Inc.	10,236	88
* Inventure Foods Inc.	9,630	73
John B Sanfilippo & Son Inc.	1,040	60
* Amplify Snack Brands Inc.	4,279	54
* Synutra International Inc.	9,086	47
* Castle Brands Inc.	32,798	43
* Seaboard Corp.	11	36
Orchids Paper Products Co.	1,220	36
* Lifeway Foods Inc.	2,175	24
* Craft Brew Alliance Inc.	1,696	16
Alico Inc.	167	7
* Arcadia Biosciences Inc.	1,585	6
* Fairway Group Holdings Corp.	2,072	2
		15,404
Energy (1.1%)
Western Refining Inc.	35,038	1,586
SemGroup Corp. Class A	21,625	751
* Matador Resources Co.	21,440	551
Delek US Holdings Inc.	15,625	433
* Parsley Energy Inc. Class A	16,142	317
* Par Pacific Holdings Inc.	7,164	179
* Ultra Petroleum Corp.	36,748	147
* Trecora Resources	9,954	144
* RigNet Inc.	5,947	131

*,^ Solazyme Inc.		39,439	130
	SunCoke Energy Inc.	22,942	87
*	Fairmount Santrol Holdings Inc.	28,485	83
	Evolution Petroleum Corp.	12,123	75
	Panhandle Oil and Gas Inc. Class A	3,803	72
*	Synergy Resources Corp.	5,536	63
*	Carrizo Oil & Gas Inc.	1,522	61
*	Vivint Solar Inc.	6,310	51
*	Isramco Inc.	441	41
*	FuelCell Energy Inc.	37,621	32
*	PowerSecure International Inc.	1,832	26
*,^ Enphase Energy Inc.		14,129	24
	TerraForm Global Inc. Class A	4,614	19
	Hallador Energy Co.	1,576	11
*	ION Geophysical Corp.	17,129	10
*	Sunrun Inc.	912	6
*	Erin Energy Corp.	580	2
			5,032
Financial Services (9.6%)
	Bank of the Ozarks Inc.	38,414	2,085
*	Euronet Worldwide Inc.	25,553	1,986
	MarketAxess Holdings Inc.	18,384	1,963
	CubeSmart	64,238	1,871
	Sovran Self Storage Inc.	15,292	1,537
	Fair Isaac Corp.	15,295	1,457
	Heartland Payment Systems Inc.	18,028	1,430
*	Blackhawk Network Holdings Inc.	26,744	1,266
	WisdomTree Investments Inc.	56,200	1,222
	Ryman Hospitality Properties Inc.	21,417	1,164
	CyrusOne Inc.	29,933	1,082
	Urban Edge Properties	43,729	1,049
	Home BancShares Inc.	22,975	1,037
*	PRA Group Inc.	23,802	983
	Evercore Partners Inc. Class A	17,051	947
	Financial Engines Inc.	25,540	920
*	Western Alliance Bancorp	21,688	841
*	Cardtronics Inc.	22,102	831
	BGC Partners Inc. Class A	90,253	820
*	MGIC Investment Corp.	74,948	715
	CoreSite Realty Corp.	11,984	702
*	Essent Group Ltd.	27,377	677
	First Financial Bankshares Inc.	18,326	658
	American Assets Trust Inc.	16,292	649
	HFF Inc. Class A	18,637	641
*	Eagle Bancorp Inc.	11,125	608
*,^ BofI Holding Inc.		30,246	606
	RLJ Lodging Trust	23,830	581
	EVERTEC Inc.	32,406	557
	QTS Realty Trust Inc. Class A	13,072	552
*	First Cash Financial Services Inc.	12,818	498
	Potlatch Corp.	14,587	487
	Alexander's Inc.	964	386
	Greenhill & Co. Inc.	14,425	382
	National Health Investors Inc.	6,328	382
	DuPont Fabros Technology Inc.	10,947	362
	Universal Health Realty Income Trust	6,161	325
	Diamond Hill Investment Group Inc.	1,474	325

^	Universal Insurance Holdings Inc.	15,776	312
	Cohen & Steers Inc.	9,987	309
*	Hilltop Holdings Inc.	13,391	299
*	LendingTree Inc.	2,853	291
	CareTrust REIT Inc.	23,713	265
	Employers Holdings Inc.	9,488	260
	Sun Communities Inc.	3,627	242
*	HRG Group Inc.	17,275	236
	Saul Centers Inc.	4,198	233
	Moelis & Co. Class A	7,660	226
	Westwood Holdings Group Inc.	3,795	221
*	Marcus & Millichap Inc.	6,693	220
	Virtu Financial Inc. Class A	9,366	208
	GAMCO Investors Inc. Class A	3,111	204
	OM Asset Management plc	12,128	197
*	Walker & Dunlop Inc.	6,427	190
*	Altisource Portfolio Solutions SA	6,500	187
	EastGroup Properties Inc.	3,166	184
	National Storage Affiliates Trust	10,615	176
*	Heritage Insurance Holdings Inc.	7,689	173
	Cass Information Systems Inc.	3,188	172
	Inland Real Estate Corp.	13,820	133
	Easterly Government Properties Inc.	6,740	120
*	eHealth Inc.	8,821	114
	Kennedy-Wilson Holdings Inc.	4,297	112
	Sabra Health Care REIT Inc.	4,813	99
	Janus Capital Group Inc.	6,076	96
*	World Acceptance Corp.	2,214	95
*	Texas Capital Bancshares Inc.	1,602	95
	PS Business Parks Inc.	999	88
	Equity One Inc.	3,146	86
*	Enova International Inc.	11,261	85
*	Real Industry Inc.	7,706	79
*	HomeStreet Inc.	3,379	73
*,^ Impac Mortgage Holdings Inc.		3,881	73
	Pinnacle Financial Partners Inc.	1,308	71
*	Encore Capital Group Inc.	2,103	69
*	INTL. FCStone Inc.	1,927	69
	United Financial Bancorp Inc.	4,507	63
	Pzena Investment Management Inc. Class A	6,190	60
	Meridian Bancorp Inc.	3,952	58
*,^ On Deck Capital Inc.		5,704	57
*,^ Trupanion Inc.		6,839	56
	South State Corp.	644	51
	Renasant Corp.	1,366	50
	BNC Bancorp	1,937	49
*	Atlas Financial Holdings Inc.	2,342	49
*	Houlihan Lokey Inc.	1,993	49
	Maiden Holdings Ltd.	2,999	46
	National General Holdings Corp.	2,054	45
	LTC Properties Inc.	1,050	45
	Investment Technology Group Inc.	2,208	44
*	Third Point Reinsurance Ltd.	2,911	41
	Consolidated-Tomoka Land Co.	665	40
*	Ambac Financial Group Inc.	2,155	36
	Urstadt Biddle Properties Inc. Class A	1,711	34
*	Ashford Inc.	530	33

	WSFS Financial Corp.	818	28
	Virtus Investment Partners Inc.	196	27
	Cardinal Financial Corp.	998	25
*	KCG Holdings Inc. Class A	1,824	24
	Crawford & Co. Class B	3,889	23
	National Interstate Corp.	832	22
	GAIN Capital Holdings Inc.	2,399	20
	HCI Group Inc.	495	19
*	Ladenburg Thalmann Financial Services Inc.	5,782	18
*	ZAIS Group Holdings Inc.	1,697	17
	Medley Management Inc. Class A	2,739	16
*	Cowen Group Inc. Class A	3,125	15
*	PennyMac Financial Services Inc. Class A	913	15
	State National Cos. Inc.	1,361	14
	Fifth Street Asset Management Inc.	2,587	12
	Resource America Inc. Class A	1,479	9
*	Stonegate Mortgage Corp.	1,318	7
*	Regional Management Corp.	342	5
*	Altisource Asset Management Corp.	230	4
	CIFC Corp.	315	2
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	617	—
			42,174
Health Care (27.1%)
*	STERIS plc	41,960	3,205
*	Dyax Corp.	71,753	2,415
*	Anacor Pharmaceuticals Inc.	20,186	2,356
*	Neurocrine Biosciences Inc.	42,074	2,288
	West Pharmaceutical Services Inc.	35,439	2,234
*	Team Health Holdings Inc.	35,473	1,956
*	Ultragenyx Pharmaceutical Inc.	18,930	1,861
*	PAREXEL International Corp.	27,174	1,844
*	WellCare Health Plans Inc.	21,694	1,789
*	ABIOMED Inc.	20,558	1,677
	HealthSouth Corp.	45,067	1,586
*	Impax Laboratories Inc.	35,318	1,556
*	Myriad Genetics Inc.	34,210	1,488
*	ACADIA Pharmaceuticals Inc.	36,236	1,375
*	Prestige Brands Holdings Inc.	25,760	1,311
	Chemed Corp.	8,412	1,300
*	Cepheid	35,360	1,271
*	Medidata Solutions Inc.	27,227	1,248
*	NuVasive Inc.	23,819	1,242
*,^ Kite Pharma Inc.		14,206	1,170
*	Molina Healthcare Inc.	19,343	1,166
*	Pacira Pharmaceuticals Inc.	17,950	1,162
*	Catalent Inc.	41,192	1,147
*	Novavax Inc.	132,021	1,130
*	Portola Pharmaceuticals Inc. Class A	22,758	1,129
	Cantel Medical Corp.	16,920	1,097
*	Prothena Corp. plc	15,411	1,087
*	Neogen Corp.	18,246	1,078
*	Insulet Corp.	27,954	1,023
*	Nektar Therapeutics	64,785	1,015
*	Radius Health Inc.	16,273	990
*	Halozyme Therapeutics Inc.	52,243	930
*	Ligand Pharmaceuticals Inc.	8,641	925
*	Globus Medical Inc.	33,806	917

*	LivaNova plc	15,297	916
*	Chimerix Inc.	22,490	909
*	Masimo Corp.	21,542	894
*	WebMD Health Corp.	18,614	847
*	Air Methods Corp.	19,342	845
*	MedAssets Inc.	28,009	844
*	Cambrex Corp.	15,423	827
*	Sarepta Therapeutics Inc.	22,050	811
*	ZS Pharma Inc.	8,947	805
*	Celldex Therapeutics Inc.	44,046	793
*	Natus Medical Inc.	16,238	792
*	Ironwood Pharmaceuticals Inc. Class A	62,034	757
*	Ophthotech Corp.	11,671	742
*,^ ZIOPHARM Oncology Inc.		56,493	739
*	Acorda Therapeutics Inc.	19,223	734
*	FibroGen Inc.	23,571	701
*	Intra-Cellular Therapies Inc. Class A	13,135	701
*	AMN Healthcare Services Inc.	23,424	691
*	Exelixis Inc.	111,038	635
*	Amicus Therapeutics Inc.	57,090	613
*	NxStage Medical Inc.	31,149	608
	Abaxis Inc.	11,102	590
*	HealthEquity Inc.	17,866	590
*	Achillion Pharmaceuticals Inc.	57,906	590
	Select Medical Holdings Corp.	48,517	586
*	TESARO Inc.	11,462	585
*	ImmunoGen Inc.	42,451	576
*	Depomed Inc.	29,535	574
	Ensign Group Inc.	11,646	554
*	Omnicell Inc.	17,855	539
*	ExamWorks Group Inc.	20,363	538
*	Momenta Pharmaceuticals Inc.	30,091	537
*	MacroGenics Inc.	15,513	536
*	HMS Holdings Corp.	43,612	529
*	ARIAD Pharmaceuticals Inc.	82,467	529
*	ICU Medical Inc.	4,477	508
*	Dynavax Technologies Corp.	18,058	504
*	PTC Therapeutics Inc.	16,673	501
*,^ Cempra Inc.		15,675	500
*	Nevro Corp.	8,211	496
*	Insmed Inc.	30,294	494
*	Wright Medical Group NV	22,859	490
*	Amsurg Corp.	5,795	487
*	Lannett Co. Inc.	13,066	483
*	Zeltiq Aesthetics Inc.	15,870	482
*	Merrimack Pharmaceuticals Inc.	51,160	481
*	MiMedx Group Inc.	53,507	479
*	TherapeuticsMD Inc.	62,605	470
*	Repligen Corp.	16,183	460
*	Acceleron Pharma Inc.	10,694	458
*	AMAG Pharmaceuticals Inc.	16,990	452
*	Amedisys Inc.	11,053	449
*	PRA Health Sciences Inc.	9,799	444
*	Heron Therapeutics Inc.	14,399	431
*	Clovis Oncology Inc.	13,708	431
*	Exact Sciences Corp.	47,243	429
*	Alder Biopharmaceuticals Inc.	11,514	429

*	Cynosure Inc. Class A	10,022	422
*	Five Prime Therapeutics Inc.	10,595	407
*	HeartWare International Inc.	8,500	407
	Quality Systems Inc.	24,609	400
*	Emergent BioSolutions Inc.	10,557	398
*	Haemonetics Corp.	12,168	392
*	Eagle Pharmaceuticals Inc.	4,228	387
*	Integra LifeSciences Holdings Corp.	6,173	387
*	Retrophin Inc.	17,221	385
*	Geron Corp.	73,585	375
*	NewLink Genetics Corp.	10,246	375
*	Surgical Care Affiliates Inc.	10,040	373
*,^ Insys Therapeutics Inc.		11,590	369
*	Relypsa Inc.	16,058	361
*	Coherus Biosciences Inc.	11,616	353
*	Endologix Inc.	33,209	338
^	Theravance Inc.	36,531	338
	Meridian Bioscience Inc.	17,239	337
*	LDR Holding Corp.	12,475	337
*	Capital Senior Living Corp.	14,523	333
*	Atara Biotherapeutics Inc.	8,304	326
*	Providence Service Corp.	6,737	326
*	Sage Therapeutics Inc.	6,791	325
	US Physical Therapy Inc.	6,108	323
*	Synergy Pharmaceuticals Inc.	49,280	309
*	Pacific Biosciences of California Inc.	29,833	305
*	BioCryst Pharmaceuticals Inc.	28,757	305
*	INC Research Holdings Inc. Class A	6,389	302
*	Vascular Solutions Inc.	8,503	302
*	Revance Therapeutics Inc.	7,708	299
*	Inogen Inc.	7,750	296
*,^ Keryx Biopharmaceuticals Inc.		51,028	294
	Atrion Corp.	699	294
*	Spectranetics Corp.	20,880	289
*	Arena Pharmaceuticals Inc.	119,220	285
*	Sangamo BioSciences Inc.	34,274	284
	Phibro Animal Health Corp. Class A	8,602	279
*	Aerie Pharmaceuticals Inc.	10,105	277
*,^ Omeros Corp.		17,387	276
*	Accuray Inc.	38,907	274
*	Supernus Pharmaceuticals Inc.	16,919	273
	Computer Programs & Systems Inc.	5,575	272
*,^ Rockwell Medical Inc.		22,162	269
*	Genomic Health Inc.	8,763	266
*	Raptor Pharmaceutical Corp.	39,641	251
*	Enanta Pharmaceuticals Inc.	7,887	248
*	Albany Molecular Research Inc.	12,291	245
*,^ MannKind Corp.		121,536	243
*	Cardiovascular Systems Inc.	14,822	237
*	Anika Therapeutics Inc.	5,635	236
*	Inovio Pharmaceuticals Inc.	31,588	234
*	Progenics Pharmaceuticals Inc.	34,305	231
*	Epizyme Inc.	14,307	231
*	TG Therapeutics Inc.	17,410	229
*	La Jolla Pharmaceutical Co.	6,786	229
*,^ Spark Therapeutics Inc.		3,966	229
*	AtriCure Inc.	10,538	226

*	Cerus Corp.	39,789	226
*	Xencor Inc.	14,011	225
*	Array BioPharma Inc.	56,697	225
*	SciClone Pharmaceuticals Inc.	24,433	224
*	Mirati Therapeutics Inc.	5,659	215
*	Infinity Pharmaceuticals Inc.	24,157	213
*	Karyopharm Therapeutics Inc.	11,377	213
*	NeoGenomics Inc.	26,370	210
*	Sucampo Pharmaceuticals Inc. Class A	12,247	210
*	Trevena Inc.	15,664	197
	Landauer Inc.	4,718	192
*	Otonomy Inc.	7,277	192
*	Tetraphase Pharmaceuticals Inc.	17,796	191
*	OncoMed Pharmaceuticals Inc.	8,331	190
*	Zogenix Inc.	12,150	187
*	Esperion Therapeutics Inc.	6,463	184
*	Adeptus Health Inc. Class A	3,051	183
*,^ Accelerate Diagnostics Inc.		10,597	182
*	Advaxis Inc.	14,930	180
*	Cross Country Healthcare Inc.	9,808	179
*	K2M Group Holdings Inc.	8,677	175
*	XenoPort Inc.	28,936	175
*	Concert Pharmaceuticals Inc.	7,577	174
*	Teligent Inc.	20,363	173
*	ANI Pharmaceuticals Inc.	3,881	170
*	BioTelemetry Inc.	13,324	168
*	Sagent Pharmaceuticals Inc.	10,902	167
*	Oncothyreon Inc.	46,749	166
*	GenMark Diagnostics Inc.	20,756	165
*	CorVel Corp.	4,238	164
*	Press Ganey Holdings Inc.	5,041	163
*	Vanda Pharmaceuticals Inc.	16,450	162
*	Cara Therapeutics Inc.	9,787	162
*	Lion Biotechnologies Inc.	22,181	161
*	Fluidigm Corp.	14,180	161
*	Corcept Therapeutics Inc.	30,486	161
*	STAAR Surgical Co.	19,138	161
*	Ardelyx Inc.	8,188	160
*	Intersect ENT Inc.	8,108	160
*	Amphastar Pharmaceuticals Inc.	10,376	159
*	Ocata Therapeutics Inc.	18,003	154
*	Agenus Inc.	30,216	154
*,^ Organovo Holdings Inc.		44,806	152
*	Civitas Solutions Inc.	5,764	151
*	Curis Inc.	54,783	150
*	Idera Pharmaceuticals Inc.	38,480	149
*	Immunomedics Inc.	43,761	144
*	Global Blood Therapeutics Inc.	3,045	143
*	Regulus Therapeutics Inc.	13,934	140
*	BioDelivery Sciences International Inc.	22,795	140
*	Zafgen Inc.	8,121	137
*,^ Seres Therapeutics Inc.		3,786	136
*	Medicines Co.	3,229	136
*	Flexion Therapeutics Inc.	6,852	133
*	Durect Corp.	55,377	131
*,^ Aduro Biotech Inc.		4,113	127
*	Aegerion Pharmaceuticals Inc.	12,353	127

*	InVivo Therapeutics Holdings Corp.	13,084	126
*	Quidel Corp.	5,798	126
*	Oxford Immunotec Global plc	9,406	125
*	Paratek Pharmaceuticals Inc.	6,006	124
*	Pfenex Inc.	8,038	124
*	Orexigen Therapeutics Inc.	50,400	120
*,^ Galena Biopharma Inc.		79,655	120
*,^ Axovant Sciences Ltd.		6,246	119
*	Peregrine Pharmaceuticals Inc.	91,587	118
*	BioSpecifics Technologies Corp.	2,427	118
*	Immune Design Corp.	5,576	117
*	Lexicon Pharmaceuticals Inc.	8,185	113
*	Sorrento Therapeutics Inc.	13,972	112
*,^ Cellular Biomedicine Group Inc.		4,846	111
*	Anthera Pharmaceuticals Inc.	19,531	111
*	Rigel Pharmaceuticals Inc.	33,736	111
*,^ OvaScience Inc.		11,562	109
*	POZEN Inc.	14,279	108
*	Blueprint Medicines Corp.	4,615	107
*,^ Northwest Biotherapeutics Inc.		23,056	107
*	CTI BioPharma Corp.	85,753	105
*	Aimmune Therapeutics Inc.	4,912	105
*	RadNet Inc.	16,936	105
	Utah Medical Products Inc.	1,849	104
*	Cytokinetics Inc.	8,834	104
*	ChemoCentryx Inc.	13,779	104
*	Threshold Pharmaceuticals Inc.	29,702	104
*	Sequenom Inc.	58,169	104
*	CytRx Corp.	32,602	102
*,^ Arrowhead Research Corp.		16,090	102
*	Affymetrix Inc.	10,704	101
*	Avalanche Biotechnologies Inc.	9,629	101
*	NanoString Technologies Inc.	6,613	101
*	Catalyst Pharmaceuticals Inc.	37,105	101
*	Foundation Medicine Inc.	5,871	100
*	Antares Pharma Inc.	76,224	100
*	Dicerna Pharmaceuticals Inc.	7,442	99
*,^ BioTime Inc.		27,789	98
*	Heska Corp.	2,805	98
*,^ AAC Holdings Inc.		3,922	96
*	Trovagene Inc.	14,577	94
*	Bellicum Pharmaceuticals Inc.	4,076	94
*	Vitae Pharmaceuticals Inc.	6,533	94
*	Ignyta Inc.	6,271	92
*	RTI Surgical Inc.	23,366	92
*,^ ConforMIS Inc.		4,263	91
*	Tandem Diabetes Care Inc.	8,703	90
*	Foamix Pharmaceuticals Ltd.	11,142	89
*	Navidea Biopharmaceuticals Inc.	58,875	88
	Osiris Therapeutics Inc.	8,577	88
*	Dermira Inc.	2,717	84
*,^ Vital Therapies Inc.		8,265	78
*	Aratana Therapeutics Inc.	13,228	78
*,^ Teladoc Inc.		3,605	77
*	Fibrocell Science Inc.	12,872	76
*	Medgenics Inc.	10,938	76
*	Applied Genetic Technologies Corp.	4,332	74

*	Glaukos Corp.	2,841	74
*	Chiasma Inc.	3,232	72
*	Ocular Therapeutix Inc.	7,398	70
*	Cutera Inc.	4,815	68
*	Genocea Biosciences Inc.	10,634	68
*	Castlight Health Inc. Class B	16,617	66
	National Research Corp. Class A	4,257	66
*	Assembly Biosciences Inc.	6,629	65
*	Pernix Therapeutics Holdings Inc.	21,446	64
*,^ VIVUS Inc.		51,137	64
*	Collegium Pharmaceutical Inc.	3,286	62
*	Proteon Therapeutics Inc.	3,798	61
*	Affimed NV	7,534	56
*	Imprivata Inc.	4,486	53
*	Spectrum Pharmaceuticals Inc.	8,843	53
*	T2 Biosystems Inc.	4,477	53
*	XOMA Corp.	37,269	50
*	NantKwest Inc.	2,937	48
*	Veracyte Inc.	6,641	48
*	Alimera Sciences Inc.	14,979	46
*	Agile Therapeutics Inc.	5,128	46
	Analogic Corp.	537	45
*	Genesis Healthcare Inc.	8,866	43
*	Corium International Inc.	5,247	43
*	iRadimed Corp.	1,385	43
*	CorMedix Inc.	16,862	40
*,^ Nobilis Health Corp.		15,746	40
*	Entellus Medical Inc.	2,256	39
*	Natera Inc.	4,415	39
*	Neos Therapeutics Inc.	2,437	38
*	Cidara Therapeutics Inc.	2,417	37
*	Corindus Vascular Robotics Inc.	11,122	36
*,^ Unilife Corp.		47,625	35
	LeMaitre Vascular Inc.	2,213	34
*	Luminex Corp.	1,519	33
*	SeaSpine Holdings Corp.	1,976	33
*	Flex Pharma Inc.	2,679	32
*,^ Second Sight Medical Products Inc.		5,890	30
*	Invitae Corp.	3,606	28
*	Abeona Therapeutics Inc.	5,955	28
*	SurModics Inc.	1,236	26
*	aTyr Pharma Inc.	3,036	26
*	EndoChoice Holdings Inc.	2,824	25
*	Invuity Inc.	1,965	24
*	Asterias Biotherapeutics Inc.	4,794	23
*	Zynerba Pharmaceuticals Inc.	1,678	23
*	Carbylan Therapeutics Inc.	5,503	22
*,^ Tokai Pharmaceuticals Inc.		1,781	21
*	LHC Group Inc.	397	18
*	Tobira Therapeutics Inc.	1,304	17
*	Synta Pharmaceuticals Corp.	39,582	17
*	Sientra Inc.	3,493	17
*	vTv Therapeutics Inc. Class A	2,429	17
*	Nivalis Therapeutics Inc.	1,945	16
*	Lantheus Holdings Inc.	4,426	16
*	XBiotech Inc.	2,066	15
*	Catabasis Pharmaceuticals Inc.	1,742	14

* Versartis Inc.	1,064	13
* OraSure Technologies Inc.	1,935	12
* Stemline Therapeutics Inc.	1,389	11
* Addus HomeCare Corp.	332	8
* TransEnterix Inc.	2,207	6
* Alliance HealthCare Services Inc.	518	5
* Verastem Inc.	1,518	3
		119,864
Materials & Processing (7.3%)
PolyOne Corp.	43,931	1,581
Belden Inc.	21,008	1,319
* Berry Plastics Group Inc.	34,993	1,272
* Louisiana-Pacific Corp.	64,554	1,188
Balchem Corp.	15,313	1,049
* Rexnord Corp.	50,152	1,025
KapStone Paper and Packaging Corp.	41,946	1,018
* Chemtura Corp.	33,089	1,016
Sensient Technologies Corp.	14,849	992
HB Fuller Co.	24,835	989
Minerals Technologies Inc.	16,047	988
* Masonite International Corp.	14,869	981
* RBC Bearings Inc.	11,524	814
Olin Corp.	36,085	786
Mueller Water Products Inc. Class A	79,242	739
Apogee Enterprises Inc.	14,381	722
* Headwaters Inc.	36,324	696
* Trex Co. Inc.	15,801	684
Interface Inc. Class A	32,548	647
Mueller Industries Inc.	18,941	596
US Silica Holdings Inc.	26,300	559
Comfort Systems USA Inc.	17,274	548
* Boise Cascade Co.	16,319	511
AAON Inc.	20,162	498
* Clearwater Paper Corp.	9,387	458
A Schulman Inc.	12,941	448
Advanced Drainage Systems Inc.	16,573	444
* Ferro Corp.	35,951	432
* Cabot Microelectronics Corp.	10,289	432
* US Concrete Inc.	7,184	422
Quaker Chemical Corp.	4,682	399
Deltic Timber Corp.	5,413	355
Aceto Corp.	12,508	353
* Builders FirstSource Inc.	24,973	336
Globe Specialty Metals Inc.	32,005	325
Neenah Paper Inc.	4,507	300
* Summit Materials Inc. Class A	12,588	287
* Continental Building Products Inc.	15,506	283
* PGT Inc.	23,519	262
* Patrick Industries Inc.	6,274	260
* Beacon Roofing Supply Inc.	6,037	258
* Installed Building Products Inc.	9,802	246
Stepan Co.	4,656	242
Kaiser Aluminum Corp.	2,822	242
* Koppers Holdings Inc.	10,115	231
* Nortek Inc.	4,756	229
NN Inc.	13,218	225
Global Brass & Copper Holdings Inc.	9,484	221

	Calgon Carbon Corp.	11,942	202
	Insteel Industries Inc.	8,274	202
	Wausau Paper Corp.	18,761	192
	Myers Industries Inc.	12,014	186
*	Univar Inc.	9,596	182
*	Stillwater Mining Co.	19,144	179
*	AEP Industries Inc.	1,953	178
	Worthington Industries Inc.	5,440	167
*	Trinseo SA	5,645	161
*	NCI Building Systems Inc.	13,365	159
	Culp Inc.	5,087	143
*	Ply Gem Holdings Inc.	10,618	140
	Chase Corp.	3,068	136
*	Stock Building Supply Holdings Inc.	7,273	125
	Schweitzer-Mauduit International Inc.	2,657	111
*	OMNOVA Solutions Inc.	13,637	103
*	Senomyx Inc.	21,580	100
	KMG Chemicals Inc.	4,764	94
	Griffon Corp.	4,043	73
	Simpson Manufacturing Co. Inc.	1,701	63
*	Lawson Products Inc.	2,042	57
	Omega Flex Inc.	1,425	57
*	Core Molding Technologies Inc.	3,777	54
*,^ Uranium Energy Corp.		48,060	52
	Tredegar Corp.	2,703	43
	Hawkins Inc.	953	39
*	Landec Corp.	2,840	36
	Rentech Inc.	11,352	32
*	LSB Industries Inc.	3,798	27
	Quanex Building Products Corp.	1,384	26
	American Vanguard Corp.	1,617	25
*	Energy Fuels Inc.	12,800	24
	Haynes International Inc.	438	17
*	Unifi Inc.	468	14
	Olympic Steel Inc.	885	10
	Valhi Inc.	5,441	10
*	Century Aluminum Co.	1,940	7
*	Handy & Harman Ltd.	270	6
	United States Lime & Minerals Inc.	59	3
*	Ryerson Holding Corp.	349	2
			32,345
Other (0.0%)[2]
*	Furiex Pharmaceuticals Inc. CVR	2,460	24
*	Match Group Inc.	1,356	20
*	Leap Wireless International Inc CVR	4,106	10
*	REGENXBIO Inc.	360	8
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	27,975	3
*	Penumbra Inc.	60	3
*	Cubist Pharmaceuticals, Inc. CVR	13,027	2
*	Omthera Pharmaceuticals Inc. CVR	2,001	1
*	Square Inc.	78	1
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	534	1
*	Clinical Data Contingent Value Rights	367	—
*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	1,888	—
			73

Producer Durables (12.0%)
MAXIMUS Inc.	32,456	1,842
* Dycom Industries Inc.	16,788	1,467
Healthcare Services Group Inc.	35,212	1,301
CEB Inc.	16,483	1,274
CLARCOR Inc.	23,300	1,231
* On Assignment Inc.	25,479	1,189
Allegiant Travel Co. Class A	6,607	1,157
* Electronics For Imaging Inc.	23,092	1,133
* Advisory Board Co.	20,901	1,125
Woodward Inc.	22,201	1,120
* Generac Holdings Inc.	34,062	1,093
Littelfuse Inc.	9,608	1,043
Matson Inc.	19,629	1,015
HNI Corp.	21,911	970
Hillenbrand Inc.	30,997	939
Herman Miller Inc.	29,383	932
* XPO Logistics Inc.	29,029	885
HEICO Corp. Class A	19,662	853
* Hawaiian Holdings Inc.	23,498	851
Steelcase Inc. Class A	41,024	820
Knight Transportation Inc.	30,810	817
Deluxe Corp.	13,477	790
* Proto Labs Inc.	11,472	777
Brink's Co.	23,955	771
AZZ Inc.	12,692	756
* WageWorks Inc.	17,602	749
Forward Air Corp.	15,256	734
* ExlService Holdings Inc.	15,206	711
Franklin Electric Co. Inc.	21,747	709
John Bean Technologies Corp.	14,396	704
* Swift Transportation Co.	43,379	693
Exponent Inc.	12,158	628
* Hub Group Inc. Class A	16,226	625
* TrueBlue Inc.	20,660	605
Knoll Inc.	24,043	536
Tennant Co.	8,440	526
Korn/Ferry International	13,559	499
* TASER International Inc.	26,328	492
HEICO Corp.	9,475	488
G&K Services Inc. Class A	7,140	476
Heartland Express Inc.	24,812	475
MTS Systems Corp.	7,341	467
Greenbrier Cos. Inc.	13,000	440
MSA Safety Inc.	9,264	434
* Wabash National Corp.	33,454	434
Badger Meter Inc.	7,132	434
* Virgin America Inc.	11,613	423
* Teledyne Technologies Inc.	4,473	414
Standex International Corp.	4,620	413
Insperity Inc.	9,544	412
Harsco Corp.	39,448	412
US Ecology Inc.	10,668	404
* Team Inc.	10,241	391
Multi-Color Corp.	6,218	389
* Astronics Corp.	9,601	371
Sun Hydraulics Corp.	11,191	368

*	TriNet Group Inc.	18,652	368
	EnerSys	5,892	347
	Encore Wire Corp.	7,908	345
	Lindsay Corp.	4,950	345
*	Echo Global Logistics Inc.	14,592	344
	EnPro Industries Inc.	6,724	337
	General Cable Corp.	22,034	336
*	Paylocity Holding Corp.	7,627	335
	Applied Industrial Technologies Inc.	7,833	334
	Kforce Inc.	12,147	327
*	Advanced Energy Industries Inc.	10,898	318
	H&E Equipment Services Inc.	15,376	308
*	Saia Inc.	12,360	303
	Primoris Services Corp.	13,027	301
	Altra Industrial Motion Corp.	10,419	292
*	Aerojet Rocketdyne Holdings Inc.	14,494	254
*	OSI Systems Inc.	2,498	234
	Hackett Group Inc.	11,795	223
	Argan Inc.	5,640	222
*	SP Plus Corp.	7,733	195
*	GP Strategies Corp.	6,429	183
	Park-Ohio Holdings Corp.	4,323	182
	Forrester Research Inc.	4,951	162
	Barrett Business Services Inc.	3,518	157
	Mesa Laboratories Inc.	1,424	154
	Werner Enterprises Inc.	5,179	140
*	Blount International Inc.	23,953	139
*	Furmanite Corp.	15,816	130
	Celadon Group Inc.	9,226	128
	TeleTech Holdings Inc.	4,392	127
*	Vectrus Inc.	4,893	118
*	Covenant Transportation Group Inc. Class A	5,467	115
*	Moog Inc. Class A	1,716	113
*,^ Plug Power Inc.		50,831	112
*	Lydall Inc.	2,791	102
	ArcBest Corp.	4,176	101
*	Mistras Group Inc.	4,639	100
*	ServiceSource International Inc.	16,968	92
	Curtiss-Wright Corp.	1,289	91
*	Huron Consulting Group Inc.	1,391	81
	Hyster-Yale Materials Handling Inc.	1,322	76
	Mobile Mini Inc.	2,145	76
	Albany International Corp.	1,911	74
	Kimball International Inc. Class B	5,988	74
	Allied Motion Technologies Inc.	3,075	73
*	PFSweb Inc.	5,526	73
	FreightCar America Inc.	2,992	73
*	DHI Group Inc.	7,752	72
	Gorman-Rupp Co.	2,159	69
	American Railcar Industries Inc.	1,206	68
*	Vicor Corp.	7,145	66
*	Xerium Technologies Inc.	5,424	63
*	FTI Consulting Inc.	1,680	63
*	Radiant Logistics Inc.	14,630	63
	Resources Connection Inc.	3,425	62
	Douglas Dynamics Inc.	2,687	62
*	InnerWorkings Inc.	7,242	62

*	DXP Enterprises Inc.	1,878	61
*	Roadrunner Transportation Systems Inc.	5,501	61
*	Patriot National Inc.	4,097	60
*	FARO Technologies Inc.	1,952	59
*	NV5 Holdings Inc.	2,519	58
*	Power Solutions International Inc.	2,291	54
*	YRC Worldwide Inc.	3,162	53
*	Commercial Vehicle Group Inc.	14,790	50
*	Astronics Corp. Class B	1,251	48
*	RPX Corp.	3,394	47
*	PAM Transportation Services Inc.	1,504	46
*	Accuride Corp.	17,430	45
	Kaman Corp.	1,101	44
*	Milacron Holdings Corp.	2,984	44
	Universal Truckload Services Inc.	2,534	41
*	Thermon Group Holdings Inc.	2,149	39
	Kadant Inc.	875	38
	Raven Industries Inc.	2,272	38
*	HC2 Holdings Inc.	5,959	37
*	USA Truck Inc.	1,779	35
*	TriMas Corp.	1,280	28
*	Volt Information Sciences Inc.	3,192	27
*	Blue Bird Corp.	2,297	25
	CECO Environmental Corp.	2,849	25
*	Casella Waste Systems Inc. Class A	3,158	21
	Marten Transport Ltd.	1,143	21
*	Navistar International Corp.	1,384	20
*	Neff Corp. Class A	2,119	18
*	Great Lakes Dredge & Dock Corp.	2,568	12
	Heidrick & Struggles International Inc.	400	12
*,^ 6D Global Technologies Inc.		3,567	10
*	PHI Inc.	471	10
	Miller Industries Inc.	442	10
	Titan International Inc.	1,574	7
*	Heritage-Crystal Clean Inc.	419	5
*	Gener8 Maritime Inc.	372	4
			52,984
Technology (19.7%)
*	Tyler Technologies Inc.	16,586	2,960
*	Manhattan Associates Inc.	36,342	2,784
*	Guidewire Software Inc.	34,560	2,050
*	Integrated Device Technology Inc.	73,074	2,049
*	EPAM Systems Inc.	24,088	1,896
*	Aspen Technology Inc.	42,057	1,848
*	Cavium Inc.	27,242	1,828
*	Microsemi Corp.	46,880	1,688
	FEI Co.	20,472	1,638
*	Synaptics Inc.	18,143	1,629
*	Ciena Corp.	60,792	1,522
*	Infinera Corp.	65,559	1,476
*	Qlik Technologies Inc.	44,988	1,431
	Blackbaud Inc.	23,088	1,426
*	Proofpoint Inc.	19,417	1,423
*	ACI Worldwide Inc.	57,506	1,353
*	Verint Systems Inc.	28,560	1,338
	Monolithic Power Systems Inc.	19,472	1,331
	Science Applications International Corp.	22,678	1,139

*	Fleetmatics Group plc	18,830	1,124
*	ViaSat Inc.	17,906	1,110
	Diebold Inc.	31,941	1,107
*	Universal Display Corp.	19,810	1,041
*	Cirrus Logic Inc.	31,235	1,033
*	Imperva Inc.	13,074	976
*,^ Ambarella Inc.		15,431	969
*	Cornerstone OnDemand Inc.	26,567	954
*	GrubHub Inc.	37,035	950
*	Ellie Mae Inc.	14,483	925
	Plantronics Inc.	17,357	918
*	CommVault Systems Inc.	22,280	913
*	LogMeIn Inc.	12,129	866
*	Demandware Inc.	16,446	841
	InterDigital Inc.	15,936	840
*	Silicon Laboratories Inc.	14,896	806
*	MicroStrategy Inc. Class A	4,575	793
*	NetScout Systems Inc.	23,572	780
*	Take-Two Interactive Software Inc.	21,588	764
*	Synchronoss Technologies Inc.	19,094	752
*	Syntel Inc.	15,457	749
*	Virtusa Corp.	14,604	719
*	comScore Inc.	16,949	714
*	Luxoft Holding Inc. Class A	9,040	700
*	Cray Inc.	20,107	697
	Methode Electronics Inc.	18,889	682
*	Rambus Inc.	56,878	679
*	Zendesk Inc.	26,472	678
*	Paycom Software Inc.	15,544	678
	NIC Inc.	32,285	659
*	Envestnet Inc.	19,055	619
*	Inphi Corp.	18,863	606
*	SPS Commerce Inc.	8,141	605
*	RingCentral Inc. Class A	26,391	605
*	RealPage Inc.	25,995	577
	CSG Systems International Inc.	16,131	576
*	BroadSoft Inc.	14,354	575
*	Callidus Software Inc.	27,226	565
*	Entegris Inc.	40,341	549
*	Bottomline Technologies de Inc.	17,054	527
*	Web.com Group Inc.	21,584	523
	Monotype Imaging Holdings Inc.	19,720	521
	Pegasystems Inc.	17,609	520
*	Marketo Inc.	17,138	519
	Tessera Technologies Inc.	15,887	506
*	HubSpot Inc.	9,267	502
	Power Integrations Inc.	9,640	498
	Ebix Inc.	13,206	495
*,^ Ubiquiti Networks Inc.		14,149	494
*	Qualys Inc.	12,242	471
	EarthLink Holdings Corp.	50,778	467
*	Super Micro Computer Inc.	18,160	446
*	MaxLinear Inc.	25,471	446
*	InvenSense Inc.	38,158	442
*	M/A-COM Technology Solutions Holdings Inc.	11,555	427
*	AVG Technologies NV	20,176	426
*	Ruckus Wireless Inc.	37,117	425

*	Infoblox Inc.	27,910	420
*	Cvent Inc.	11,518	416
*	Endurance International Group Holdings Inc.	28,872	403
*	Gigamon Inc.	13,472	365
*	PMC-Sierra Inc.	29,732	352
*	Ixia	26,818	350
*	CalAmp Corp.	17,844	330
*	Advanced Micro Devices Inc.	137,858	325
*	Interactive Intelligence Group Inc.	8,522	294
*	PROS Holdings Inc.	11,772	289
*	Xura Inc.	11,181	289
*	Loral Space & Communications Inc.	6,456	286
*,^ VASCO Data Security International Inc.		14,457	270
*	Globant SA	7,526	265
*	Q2 Holdings Inc.	9,594	264
*	Nimble Storage Inc.	24,954	261
*	GTT Communications Inc.	12,045	255
*	Global Eagle Entertainment Inc.	22,832	247
*	Textura Corp.	9,749	235
*	Plexus Corp.	6,257	233
*	Wix.com Ltd.	9,221	229
*	Silver Spring Networks Inc.	16,855	225
*	Semtech Corp.	11,054	222
*	LivePerson Inc.	28,102	219
*	Perficient Inc.	11,799	206
*	NeuStar Inc. Class A	8,046	203
*	Unisys Corp.	15,516	200
*	DTS Inc.	7,685	198
*	Internap Corp.	27,075	194
*,^ TrueCar Inc.		24,105	194
*	Rubicon Project Inc.	12,646	187
*	Immersion Corp.	13,799	185
*	Lionbridge Technologies Inc.	31,690	168
*	Tangoe Inc.	19,210	165
*	Rogers Corp.	2,880	160
*	Zix Corp.	28,332	159
*	Benefitfocus Inc.	3,882	157
*	ChannelAdvisor Corp.	10,677	140
*	PDF Solutions Inc.	12,300	137
*	A10 Networks Inc.	16,703	129
*	Applied Optoelectronics Inc.	6,808	128
*	CEVA Inc.	4,953	126
*,^ Digimarc Corp.		3,482	124
*,^ OPOWER Inc.		12,879	121
*	Model N Inc.	10,307	120
*	pdvWireless Inc.	4,382	116
*	Jive Software Inc.	22,987	115
*	FormFactor Inc.	13,246	115
	Alliance Fiber Optic Products Inc.	7,155	114
*	Mattson Technology Inc.	36,877	110
*	Intralinks Holdings Inc.	10,690	109
*	Vocera Communications Inc.	8,276	109
*	Newport Corp.	6,496	108
*	New Relic Inc.	2,842	107
*	Brightcove Inc.	15,030	105
*	Glu Mobile Inc.	30,822	104
*	ARC Document Solutions Inc.	20,099	102

*	Silicon Graphics International Corp.	17,148	101
*	SciQuest Inc.	7,774	100
	Sapiens International Corp. NV	9,165	100
*	iRobot Corp.	2,722	90
*	Lattice Semiconductor Corp.	14,211	89
*	Box Inc.	6,364	89
*	Carbonite Inc.	8,930	87
*	Cascade Microtech Inc.	5,343	87
*	MobileIron Inc.	19,155	83
*	Evolent Health Inc. Class A	5,048	82
	Epiq Systems Inc.	6,006	81
*	Varonis Systems Inc.	4,414	79
*	Applied Micro Circuits Corp.	10,690	78
*	Five9 Inc.	11,686	78
*	Avid Technology Inc.	10,076	77
*	Barracuda Networks Inc.	3,984	76
*	Clearfield Inc.	5,557	75
*	Xcerra Corp.	11,690	71
*	Aerohive Networks Inc.	11,497	70
*	ShoreTel Inc.	6,805	70
*	Coherent Inc.	1,021	69
*	Workiva Inc.	3,607	68
	Reis Inc.	2,694	67
	NVE Corp.	1,087	65
*	Hortonworks Inc.	3,731	63
*	Bazaarvoice Inc.	13,613	63
*	KVH Industries Inc.	6,231	61
*	Sparton Corp.	2,856	61
*	Everyday Health Inc.	9,722	60
*	Violin Memory Inc.	44,754	59
*	VirnetX Holding Corp.	22,298	58
*	Guidance Software Inc.	9,378	57
*,^ Park City Group Inc.		4,888	56
*	Alarm.com Holdings Inc.	3,074	54
*	Rapid7 Inc.	3,055	52
*	MINDBODY Inc. Class A	2,729	48
*	Rofin-Sinar Technologies Inc.	1,651	47
*	Digital Turbine Inc.	25,662	40
*	Amber Road Inc.	8,166	39
*	Harmonic Inc.	6,977	39
*	Appfolio Inc.	2,150	35
	Daktronics Inc.	4,051	35
*	Rudolph Technologies Inc.	2,391	34
*	Novatel Wireless Inc.	16,900	31
	QAD Inc. Class A	1,315	31
*	Travelzoo Inc.	3,527	30
*	Xactly Corp.	3,042	30
*	TechTarget Inc.	2,527	22
	American Software Inc. Class A	1,974	20
*	Exar Corp.	3,139	20
*	Extreme Networks Inc.	4,143	18
*	Apigee Corp.	2,287	16
*	ePlus Inc.	158	14
*	Connecture Inc.	3,360	12
*	RetailMeNot Inc.	849	8
*	Marin Software Inc.	1,522	6
*	Datalink Corp.	589	4

* MaxPoint Interactive Inc.			2,512	4
* Code Rebel Corp.			586	2
				87,078
Utilities (1.4%)
j2 Global Inc.			23,745	1,911
Cogent Communications Holdings Inc.			22,683	761
*,^ Gogo Inc.			27,672	497
Shenandoah Telecommunications Co.			10,231	494
* General Communication Inc. Class A			17,218	358
Consolidated Communications Holdings Inc.			16,222	354
^ Windstream Holdings Inc.			46,782	292
Ormat Technologies Inc.			7,604	279
* inContact Inc.			27,441	271
* FairPoint Communications Inc.			10,272	188
* 8x8 Inc.			15,371	181
Inteliquent Inc.			6,875	132
Lumos Networks Corp.			9,550	113
West Corp.			3,445	88
American States Water Co.			1,563	65
* Boingo Wireless Inc.			9,850	65
* Vonage Holdings Corp.			9,510	61
*,^ Straight Path Communications Inc. Class B			4,607	55
Spark Energy Inc. Class A			1,220	22
* Intelsat SA			3,999	19
Genie Energy Ltd. Class B			1,491	17
IDT Corp. Class B			1,227	15
York Water Co.			600	14
				6,252
Total Common Stocks (Cost $427,968)				440,734
	Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund	0.239%		8,079,888	8,080

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.115%	1/14/16	100	100
Total Temporary Cash Investments (Cost $8,180)				8,180
Total Investments (101.5%) (Cost $436,148)				448,914
Other Assets and Liabilities-Net (-1.5%)[4]				(6,851)
Net Assets (100%)				442,063

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,999,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $7,440,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	440,683	—	51
Temporary Cash Investments	8,080	100	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	448,759	100	51
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Russell 2000 Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2015	8	957	24

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $436,148,000. Net unrealized appreciation of investment securities for tax purposes was $12,766,000, consisting of unrealized gains of $50,273,000 on securities that had risen in value since their purchase and $37,507,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of November 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)[1]
Consumer Discretionary (14.7%)
*	Amazon.com Inc.	16,751	11,136
	Walt Disney Co.	74,531	8,457
	Home Depot Inc.	57,059	7,639
	Comcast Corp. Class A	109,997	6,694
	McDonald's Corp.	42,129	4,809
	Wal-Mart Stores Inc.	69,456	4,087
	Starbucks Corp.	65,994	4,051
	NIKE Inc. Class B	29,805	3,943
	Lowe's Cos. Inc.	41,945	3,213
	Costco Wholesale Corp.	19,398	3,131
*	Priceline Group Inc.	2,294	2,865
	General Motors Co.	70,415	2,549
	Time Warner Inc.	36,378	2,546
	Ford Motor Co.	171,034	2,451
*	Netflix Inc.	18,645	2,299
	Time Warner Cable Inc.	12,380	2,287
	Twenty-First Century Fox Inc. Class A	73,022	2,155
	TJX Cos. Inc.	29,810	2,105
	Target Corp.	27,983	2,029
*	eBay Inc.	53,192	1,574
	Yum! Brands Inc.	18,883	1,369
	Johnson Controls Inc.	28,677	1,319
*	O'Reilly Automotive Inc.	4,409	1,163
	Delphi Automotive plc	12,769	1,122
	CBS Corp. Class B	21,741	1,097
*	AutoZone Inc.	1,384	1,085
	L Brands Inc.	10,922	1,042
*	Tesla Motors Inc.	4,270	983
	VF Corp.	14,805	958
	Carnival Corp.	18,757	948
	Ross Stores Inc.	18,084	941
	Dollar General Corp.	13,386	876
*	Chipotle Mexican Grill Inc. Class A	1,375	797
	Omnicom Group Inc.	10,735	794
	Estee Lauder Cos. Inc. Class A	9,215	775
*	Dollar Tree Inc.	10,131	764
	Viacom Inc. Class B	15,230	758
	Nielsen Holdings plc	16,159	754
	Las Vegas Sands Corp.	16,052	707
	Royal Caribbean Cruises Ltd.	7,627	706
*	Under Armour Inc. Class A	7,813	674
	Marriott International Inc. Class A	9,118	647
*,^ Charter Communications Inc. Class A		3,276	614
	Genuine Parts Co.	6,686	606
*	DISH Network Corp. Class A	9,526	597
	Macy's Inc.	14,978	585
*	Liberty Interactive Corp. QVC Group Class A	21,566	571
	Whirlpool Corp.	3,462	563
	Hanesbrands Inc.	17,690	543

Starwood Hotels & Resorts Worldwide Inc.	7,519	540
Tractor Supply Co.	6,038	539
Expedia Inc.	4,375	539
Newell Rubbermaid Inc.	11,952	534
Hilton Worldwide Holdings Inc.	22,809	530
* CarMax Inc.	9,202	527
Advance Auto Parts Inc.	3,213	523
* Mohawk Industries Inc.	2,721	519
* Ulta Salon Cosmetics & Fragrance Inc.	2,858	477
Signet Jewelers Ltd.	3,577	470
DR Horton Inc.	14,458	467
Harley-Davidson Inc.	9,212	451
* MGM Resorts International	19,805	450
H&R Block Inc.	12,145	446
* Jarden Corp.	9,364	437
BorgWarner Inc.	10,127	432
Best Buy Co. Inc.	13,470	428
Kohl's Corp.	9,030	426
Lear Corp.	3,367	424
* Sirius XM Holdings Inc.	102,289	420
* Bed Bath & Beyond Inc.	7,636	416
Interpublic Group of Cos. Inc.	17,828	410
Goodyear Tire & Rubber Co.	11,682	407
Wyndham Worldwide Corp.	5,323	404
* TripAdvisor Inc.	4,865	401
Tiffany & Co.	5,023	400
Foot Locker Inc.	6,148	400
* LKQ Corp.	13,513	398
Lennar Corp. Class A	7,756	397
* Michael Kors Holdings Ltd.	8,871	382
Coach Inc.	11,957	380
Fortune Brands Home & Security Inc.	6,895	379
Mattel Inc.	14,668	365
* Discovery Communications Inc.	11,951	353
Nordstrom Inc.	6,257	352
Hasbro Inc.	4,804	351
Staples Inc.	28,612	345
* Liberty Media Corp.	8,749	342
PVH Corp.	3,666	335
Ralph Lauren Corp. Class A	2,633	327
* Norwegian Cruise Line Holdings Ltd.	5,685	327
* NVR Inc.	192	323
News Corp. Class A	22,205	319
Harman International Industries Inc.	3,085	318
Darden Restaurants Inc.	5,609	315
PulteGroup Inc.	15,865	309
Polaris Industries Inc.	2,870	303
* Toll Brothers Inc.	7,695	286
TEGNA Inc.	10,117	286
Leggett & Platt Inc.	6,077	283
* Hertz Global Holdings Inc.	17,663	280
Aramark	8,530	278
Gap Inc.	10,362	277
Cablevision Systems Corp. Class A	8,902	271
* Liberty Ventures Class A	6,271	270
Domino's Pizza Inc.	2,428	261
* WABCO Holdings Inc.	2,401	258

Williams-Sonoma Inc.	3,992	253
Service Corp. International	8,962	250
KAR Auction Services Inc.	6,363	241
* lululemon athletica Inc.	4,926	236
Scripps Networks Interactive Inc. Class A	4,113	234
Wynn Resorts Ltd.	3,619	227
Gentex Corp.	13,462	225
* Visteon Corp.	1,866	224
* AMC Networks Inc. Class A	2,743	223
Brunswick Corp.	4,222	222
* Discovery Communications Inc. Class A	7,118	222
Lamar Advertising Co. Class A	3,707	217
* Tempur Sealy International Inc.	2,716	216
* AutoNation Inc.	3,344	214
* Panera Bread Co. Class A	1,147	209
Garmin Ltd.	5,407	205
Carter's Inc.	2,346	202
Vail Resorts Inc.	1,649	199
* Liberty Media Corp. Class A	4,755	193
* Sally Beauty Holdings Inc.	7,306	189
Cinemark Holdings Inc.	5,402	187
Dunkin' Brands Group Inc.	4,366	185
* Avis Budget Group Inc.	4,837	181
* ServiceMaster Global Holdings Inc.	4,726	177
Six Flags Entertainment Corp.	3,335	173
GameStop Corp. Class A	4,900	172
* Live Nation Entertainment Inc.	6,666	169
Pool Corp.	2,044	168
* Office Depot Inc.	25,294	167
* Skechers U.S.A. Inc. Class A	5,483	166
Dick's Sporting Goods Inc.	4,194	164
* Burlington Stores Inc.	3,400	164
* Liberty Broadband Corp.	3,051	161
* Tenneco Inc.	2,963	160
* HomeAway Inc.	4,351	154
CalAtlantic Group Inc.	3,639	153
* Madison Square Garden Co. Class A	937	152
Lions Gate Entertainment Corp.	4,359	148
Outfront Media Inc.	6,435	147
Tribune Media Co. Class A	3,749	146
American Eagle Outfitters Inc.	9,121	142
* Starz	3,983	140
* Buffalo Wild Wings Inc.	875	140
* Cimpress NV	1,515	140
* Restoration Hardware Holdings Inc.	1,545	139
Lithia Motors Inc. Class A	1,115	139
* Helen of Troy Ltd.	1,308	135
* Vista Outdoor Inc.	3,049	134
AMERCO	326	132
* Pandora Media Inc.	9,552	132
Jack in the Box Inc.	1,769	131
CST Brands Inc.	3,506	131
Brinker International Inc.	2,859	130
Tupperware Brands Corp.	2,282	130
* Houghton Mifflin Harcourt Co.	6,466	128
* Murphy USA Inc.	2,080	124
Dana Holding Corp.	7,467	123

Wendy's Co.	11,300	119
* Kate Spade & Co.	5,901	118
Texas Roadhouse Inc. Class A	3,212	112
Big Lots Inc.	2,493	112
* JC Penney Co. Inc.	13,828	110
Cracker Barrel Old Country Store Inc.	868	109
Thor Industries Inc.	1,870	108
Cheesecake Factory Inc.	2,236	105
* Urban Outfitters Inc.	4,642	104
* Bright Horizons Family Solutions Inc.	1,546	103
Cooper Tire & Rubber Co.	2,413	101
Bloomin' Brands Inc.	5,730	99
Monro Muffler Brake Inc.	1,337	99
John Wiley & Sons Inc. Class A	1,901	98
* Cabela's Inc.	2,080	97
Sinclair Broadcast Group Inc. Class A	2,775	97
Coty Inc. Class A	3,434	95
* IMAX Corp.	2,508	95
* TRI Pointe Group Inc.	6,659	93
* Liberty TripAdvisor Holdings Inc. Class A	3,071	92
Wolverine World Wide Inc.	4,780	87
Churchill Downs Inc.	578	85
* G-III Apparel Group Ltd.	1,835	84
* Asbury Automotive Group Inc.	1,117	84
* GoPro Inc. Class A	4,108	84
Matthews International Corp. Class A	1,401	84
Graham Holdings Co. Class B	154	83
Penske Automotive Group Inc.	1,775	83
Gannett Co. Inc.	4,830	82
* Pinnacle Entertainment Inc.	2,507	82
* Ascena Retail Group Inc.	7,168	81
New York Times Co. Class A	5,758	81
* Boyd Gaming Corp.	4,118	81
Group 1 Automotive Inc.	980	80
* DreamWorks Animation SKG Inc. Class A	3,170	78
Nexstar Broadcasting Group Inc. Class A	1,325	78
* Grand Canyon Education Inc.	1,958	78
Cable One Inc.	173	77
* Gentherm Inc.	1,507	77
PriceSmart Inc.	816	76
Choice Hotels International Inc.	1,477	75
* Fossil Group Inc.	1,950	75
Time Inc.	4,483	75
Dillard's Inc. Class A	991	74
* Steven Madden Ltd.	2,318	74
* American Axle & Manufacturing Holdings Inc.	3,237	74
* Shutterfly Inc.	1,579	72
Sotheby's	2,537	72
Meredith Corp.	1,536	72
Chico's FAS Inc.	5,930	71
Abercrombie & Fitch Co.	2,768	71
* Deckers Outdoor Corp.	1,435	70
DSW Inc. Class A	3,014	69
Papa John's International Inc.	1,201	69
HSN Inc.	1,353	67
* Hyatt Hotels Corp. Class A	1,361	67
* Express Inc.	3,995	67

*	Liberty Broadband Corp. Class A	1,247	66
	Avon Products Inc.	19,032	66
	Regal Entertainment Group Class A	3,492	65
	Sonic Corp.	2,233	65
	Aaron's Inc.	2,668	65
	Marriott Vacations Worldwide Corp.	1,062	65
*	Five Below Inc.	2,261	63
*	Media General Inc.	4,075	63
	DeVry Education Group Inc.	2,649	63
*	Meritage Homes Corp.	1,667	62
	International Game Technology plc	3,980	62
*	Dorman Products Inc.	1,281	61
	DineEquity Inc.	713	60
	Travelport Worldwide Ltd.	4,526	60
*	Michaels Cos. Inc.	2,644	59
*	La Quinta Holdings Inc.	3,875	58
*	LifeLock Inc.	4,005	58
	Columbia Sportswear Co.	1,210	57
	La-Z-Boy Inc.	2,097	56
	Drew Industries Inc.	924	56
*	Stamps.com Inc.	550	56
*	MSG Networks Inc.	2,813	56
*	Genesco Inc.	1,011	55
*	Penn National Gaming Inc.	3,416	54
*,^ Fitbit Inc. Class A		1,850	53
*	Popeyes Louisiana Kitchen Inc.	908	53
	EW Scripps Co. Class A	2,297	50
*	Select Comfort Corp.	2,108	50
	Outerwall Inc.	785	49
	Caleres Inc.	1,702	48
	Guess? Inc.	2,387	47
	SeaWorld Entertainment Inc.	2,654	46
	KB Home	3,292	46
*	Diamond Resorts International Inc.	1,623	46
*	American Woodmark Corp.	542	44
	Scholastic Corp.	1,029	44
*	Fiesta Restaurant Group Inc.	1,107	43
*	Meritor Inc.	3,912	42
*	Smith & Wesson Holding Corp.	2,283	42
*	BJ's Restaurants Inc.	901	41
*	Cooper-Standard Holding Inc.	548	40
	Cato Corp. Class A	1,025	40
	MDC Holdings Inc.	1,517	40
*	Belmond Ltd. Class A	3,939	40
	Extended Stay America Inc.	2,320	40
	Oxford Industries Inc.	582	40
	Men's Wearhouse Inc.	1,975	39
*	Mattress Firm Holding Corp.	798	39
*	Constant Contact Inc.	1,256	39
	Children's Place Inc.	804	39
	Rent-A-Center Inc.	2,248	39
	International Speedway Corp. Class A	1,080	38
*	Tumi Holdings Inc.	2,171	38
	National CineMedia Inc.	2,393	38
*	Red Robin Gourmet Burgers Inc.	560	38
	Sturm Ruger & Co. Inc.	724	38
*	Vitamin Shoppe Inc.	1,228	37

Bob Evans Farms Inc.	929	37
MDC Partners Inc. Class A	1,673	36
* Dave & Buster's Entertainment Inc.	933	36
* TiVo Inc.	3,954	36
* Krispy Kreme Doughnuts Inc.	2,508	35
Buckle Inc.	1,113	35
Standard Motor Products Inc.	841	35
* Crocs Inc.	3,090	34
Callaway Golf Co.	3,410	34
* Universal Electronics Inc.	641	34
* Hibbett Sports Inc.	1,033	34
* Denny's Corp.	3,454	33
* Steiner Leisure Ltd.	521	33
Finish Line Inc. Class A	1,938	32
New Media Investment Group Inc.	1,744	32
* Wayfair Inc.	830	31
Sonic Automotive Inc. Class A	1,286	31
* Pep Boys-Manny Moe & Jack	1,987	31
* Motorcar Parts of America Inc.	761	30
ClubCorp Holdings Inc.	1,697	30
Ethan Allen Interiors Inc.	1,074	30
* Cavco Industries Inc.	325	30
Nutrisystem Inc.	1,290	30
* Strayer Education Inc.	494	29
Tower International Inc.	921	28
* Conn's Inc.	1,054	28
* Biglari Holdings Inc.	75	28
* Shutterstock Inc.	763	28
* Regis Corp.	1,618	27
* Zoe's Kitchen Inc.	785	27
Fred's Inc. Class A	1,608	26
* Apollo Education Group Inc.	3,749	26
* Central Garden & Pet Co. Class A	1,655	26
Pier 1 Imports Inc.	3,811	26
* Gray Television Inc.	1,526	26
Barnes & Noble Inc.	1,975	25
* Taylor Morrison Home Corp. Class A	1,435	25
Interval Leisure Group Inc.	1,564	24
* Angie's List Inc.	2,252	24
* Rentrak Corp.	500	24
* Chegg Inc.	3,317	24
AMC Entertainment Holdings Inc.	946	24
* Francesca's Holdings Corp.	1,603	24
* 2U Inc.	985	24
* HealthStream Inc.	970	23
Capella Education Co.	481	23
* Nautilus Inc.	1,200	23
Viad Corp.	739	23
Libbey Inc.	909	23
Viacom Inc. Class A	439	23
Ruth's Hospitality Group Inc.	1,308	23
Winnebago Industries Inc.	993	22
* FTD Cos. Inc.	838	22
* Performance Sports Group Ltd.	1,825	22
* Chuy's Holdings Inc.	641	21
* Carmike Cinemas Inc.	973	21
* Weight Watchers International Inc.	803	21

* Caesars Entertainment Corp.	2,458	21
* Tile Shop Holdings Inc.	1,213	21
* M/I Homes Inc.	873	20
* MarineMax Inc.	1,118	20
* Scientific Games Corp. Class A	2,137	20
* Planet Fitness Inc. Class A	1,237	20
Entravision Communications Corp. Class A	2,321	19
* Sears Holdings Corp.	878	19
* Blue Nile Inc.	523	19
Lennar Corp. Class B	456	19
World Wrestling Entertainment Inc. Class A	1,095	19
* Stoneridge Inc.	1,249	18
Haverty Furniture Cos. Inc.	754	18
* Quotient Technology Inc.	2,610	18
* Barnes & Noble Education Inc.	1,252	18
* Beazer Homes USA Inc.	1,260	18
Superior Industries International Inc.	925	18
* Lumber Liquidators Holdings Inc.	1,109	17
* XO Group Inc.	1,024	17
* Lands' End Inc.	712	17
* LGI Homes Inc.	514	17
* WCI Communities Inc.	701	17
* Carrols Restaurant Group Inc.	1,407	17
Inter Parfums Inc.	630	17
* Caesars Acquisition Co. Class A	2,111	17
Bassett Furniture Industries Inc.	519	16
National Presto Industries Inc.	187	16
* Isle of Capri Casinos Inc.	877	16
Carriage Services Inc. Class A	649	16
* RealD Inc.	1,519	16
Movado Group Inc.	591	16
Marcus Corp.	785	16
* American Public Education Inc.	624	15
* Party City Holdco Inc.	1,111	14
* Zumiez Inc.	921	14
Journal Media Group Inc.	1,142	14
* Del Frisco's Restaurant Group Inc.	911	14
* Entercom Communications Corp. Class A	1,125	14
* K12 Inc.	1,342	14
* William Lyon Homes Class A	778	14
* Ruby Tuesday Inc.	2,421	13
* Tuesday Morning Corp.	1,978	13
* Iconix Brand Group Inc.	1,850	13
* Vera Bradley Inc.	1,077	13
Tribune Publishing Co.	1,260	13
Citi Trends Inc.	644	13
* Reading International Inc. Class A	879	13
* Elizabeth Arden Inc.	1,211	12
Flexsteel Industries Inc.	258	12
* Revlon Inc. Class A	441	12
CSS Industries Inc.	413	12
* Potbelly Corp.	959	12
* Daily Journal Corp.	59	12
* Perry Ellis International Inc.	570	12
Shoe Carnival Inc.	604	12
Strattec Security Corp.	188	12
Arctic Cat Inc.	524	12

Winmark Corp.	122	12
* Fox Factory Holding Corp.	652	12
Stage Stores Inc.	1,473	11
* Monarch Casino & Resort Inc.	508	11
Speedway Motorsports Inc.	578	11
* Century Communities Inc.	580	11
* Habit Restaurants Inc. Class A	451	11
* Malibu Boats Inc. Class A	689	11
* Eastman Kodak Co.	817	11
* Eros International plc	1,092	11
* Career Education Corp.	2,507	11
* Federal-Mogul Holdings Corp.	1,259	10
* ZAGG Inc.	980	10
Stein Mart Inc.	1,287	10
Hooker Furniture Corp.	362	10
Weyco Group Inc.	360	10
* Martha Stewart Living Omnimedia Inc. Class A	1,582	10
* 1-800-Flowers.com Inc. Class A	1,240	10
* West Marine Inc.	1,039	10
* Intrawest Resorts Holdings Inc.	988	9
* Eldorado Resorts Inc.	933	9
* Hovnanian Enterprises Inc. Class A	4,862	9
Kirkland's Inc.	596	9
* America's Car-Mart Inc.	328	9
* Sequential Brands Group Inc.	968	9
* Franklin Covey Co.	563	9
* Clear Channel Outdoor Holdings Inc. Class A	1,636	9
* Build-A-Bear Workshop Inc.	664	9
Metaldyne Performance Group Inc.	365	8
Big 5 Sporting Goods Corp.	845	8
* Sportsman's Warehouse Holdings Inc.	711	8
* Bridgepoint Education Inc.	1,012	8
* Shake Shack Inc. Class A	171	8
* Care.com Inc.	1,114	8
Liberty Tax Inc.	343	8
* Overstock.com Inc.	568	7
Harte-Hanks Inc.	1,862	7
* JAKKS Pacific Inc.	825	7
* El Pollo Loco Holdings Inc.	541	7
* TubeMogul Inc.	528	7
* J Alexander's Holdings Inc.	606	6
* Jamba Inc.	448	6
* Etsy Inc.	666	6
* Wingstop Inc.	286	6
Saga Communications Inc. Class A	138	6
* Black Diamond Inc.	1,209	6
* Bojangles' Inc.	318	6
* Destination XL Group Inc.	1,108	6
* Container Store Group Inc.	533	5
* Bravo Brio Restaurant Group Inc.	508	5
* Cherokee Inc.	282	5
* Papa Murphy's Holdings Inc.	436	5
* Horizon Global Corp.	608	5
* Skullcandy Inc.	1,245	5
* Crown Media Holdings Inc. Class A	889	5
* QuinStreet Inc.	1,028	5
* Boot Barn Holdings Inc.	470	5

Marchex Inc. Class B	1,122	5
* Central European Media Enterprises Ltd. Class A	2,051	5
Superior Uniform Group Inc.	241	4
* Vince Holding Corp.	784	4
* Noodles & Co. Class A	356	4
* Kona Grill Inc.	278	4
Lifetime Brands Inc.	267	4
* Fogo De Chao Inc.	211	3
Universal Technical Institute Inc.	559	3
* Hemisphere Media Group Inc. Class A	223	3
* New Home Co. Inc.	213	3
Escalade Inc.	254	3
* Fenix Parts Inc.	469	3
* Sizmek Inc.	642	3
* Townsquare Media Inc. Class A	254	3
Johnson Outdoors Inc. Class A	116	3
* VOXX International Corp. Class A	481	3
* Systemax Inc.	283	3
Collectors Universe Inc.	169	3
* Cambium Learning Group Inc.	439	2
* Morgans Hotel Group Co.	719	2
Marine Products Corp.	276	2
* Cumulus Media Inc. Class A	4,832	2
* EVINE Live Inc.	991	2
* Empire Resorts Inc.	375	2
* Tilly's Inc. Class A	259	2
* Christopher & Banks Corp.	935	1
bebe stores inc	1,795	1
* SFX Entertainment Inc.	1,273	—
* MCBC Holdings Inc.	1	—
		147,231
Consumer Staples (7.5%)
Procter & Gamble Co.	119,175	8,919
Coca-Cola Co.	172,230	7,340
PepsiCo Inc.	64,827	6,493
Philip Morris International Inc.	68,030	5,945
Altria Group Inc.	86,371	4,975
CVS Health Corp.	49,579	4,665
Walgreens Boots Alliance Inc.	37,850	3,181
Mondelez International Inc. Class A	71,613	3,127
Colgate-Palmolive Co.	39,922	2,622
Kimberly-Clark Corp.	16,110	1,920
Kraft Heinz Co.	26,010	1,917
Reynolds American Inc.	36,508	1,689
Kroger Co.	43,224	1,628
General Mills Inc.	26,057	1,505
Sysco Corp.	26,116	1,073
* Monster Beverage Corp.	6,530	1,010
Constellation Brands Inc. Class A	7,166	1,005
Archer-Daniels-Midland Co.	27,156	991
ConAgra Foods Inc.	18,702	765
Dr Pepper Snapple Group Inc.	8,507	764
Kellogg Co.	10,995	756
Clorox Co.	5,814	723
Mead Johnson Nutrition Co.	8,947	721
Tyson Foods Inc. Class A	12,966	648
JM Smucker Co.	5,240	635

Brown-Forman Corp. Class B	5,551	569
Molson Coors Brewing Co. Class B	6,067	558
Hershey Co.	6,394	552
Coca-Cola Enterprises Inc.	10,328	520
Church & Dwight Co. Inc.	5,807	498
McCormick & Co. Inc.	5,627	483
Whole Foods Market Inc.	15,755	459
Hormel Foods Corp.	5,792	434
Bunge Ltd.	6,380	425
Campbell Soup Co.	7,765	406
* Rite Aid Corp.	42,711	337
Ingredion Inc.	3,137	309
* WhiteWave Foods Co. Class A	7,590	308
Keurig Green Mountain Inc.	5,618	294
Pinnacle Foods Inc.	5,232	228
* Edgewell Personal Care Co.	2,774	223
Casey's General Stores Inc.	1,751	204
* Post Holdings Inc.	2,821	196
* Hain Celestial Group Inc.	4,528	193
* Herbalife Ltd.	3,292	190
Flowers Foods Inc.	7,859	185
* Sprouts Farmers Market Inc.	7,061	170
* TreeHouse Foods Inc.	1,969	170
Brown-Forman Corp. Class A	1,294	147
GNC Holdings Inc. Class A	3,964	118
Spectrum Brands Holdings Inc.	1,072	102
* United Natural Foods Inc.	2,295	101
Core-Mark Holding Co. Inc.	1,181	101
Energizer Holdings Inc.	2,860	97
B&G Foods Inc.	2,453	93
Lancaster Colony Corp.	782	91
Vector Group Ltd.	3,579	91
Sanderson Farms Inc.	1,172	88
Nu Skin Enterprises Inc. Class A	2,420	84
* Boston Beer Co. Inc. Class A	380	81
Snyder's-Lance Inc.	2,078	77
Dean Foods Co.	4,001	75
* SUPERVALU Inc.	10,877	73
Cal-Maine Foods Inc.	1,327	72
J&J Snack Foods Corp.	619	72
Fresh Del Monte Produce Inc.	1,314	57
WD-40 Co.	553	55
Universal Corp.	953	54
* Diplomat Pharmacy Inc.	1,519	53
Pilgrim's Pride Corp.	2,468	53
* Diamond Foods Inc.	1,015	41
* Fresh Market Inc.	1,658	40
Andersons Inc.	1,131	39
Coca-Cola Bottling Co. Consolidated	189	37
* Seaboard Corp.	11	36
* USANA Health Sciences Inc.	242	32
Calavo Growers Inc.	569	32
SpartanNash Co.	1,456	31
Ingles Markets Inc. Class A	577	31
* Blue Buffalo Pet Products Inc.	1,707	31
* National Beverage Corp.	553	24
* Omega Protein Corp.	958	24

Tootsie Roll Industries Inc.	733	24
* Boulder Brands Inc.	1,982	22
* Amplify Snack Brands Inc.	1,638	21
John B Sanfilippo & Son Inc.	330	19
Weis Markets Inc.	407	17
* Medifast Inc.	543	16
* Smart & Final Stores Inc.	930	16
PetMed Express Inc.	870	15
* Chefs' Warehouse Inc.	682	13
Natural Health Trends Corp.	257	12
* Farmer Bros Co.	405	12
* Nutraceutical International Corp.	462	12
* Seneca Foods Corp. Class A	413	11
Orchids Paper Products Co.	354	11
* Natural Grocers by Vitamin Cottage Inc.	487	10
Limoneira Co.	540	9
Alico Inc.	213	9
Village Super Market Inc. Class A	342	9
MGP Ingredients Inc.	357	7
* Inventure Foods Inc.	943	7
* Freshpet Inc.	810	7
Nature's Sunshine Products Inc.	281	3
* Castle Brands Inc.	2,205	3
* Craft Brew Alliance Inc.	271	3
* Synutra International Inc.	444	2
* Lifeway Foods Inc.	114	1
* Arcadia Biosciences Inc.	266	1
* Fairway Group Holdings Corp.	1,149	1
		75,454
Energy (6.4%)
Exxon Mobil Corp.	183,657	14,997
Chevron Corp.	82,582	7,541
Schlumberger Ltd.	55,817	4,306
ConocoPhillips	54,363	2,938
Occidental Petroleum Corp.	33,655	2,544
Phillips 66	23,825	2,181
EOG Resources Inc.	24,228	2,021
Kinder Morgan Inc.	78,231	1,844
Valero Energy Corp.	22,289	1,602
Halliburton Co.	37,227	1,484
Marathon Petroleum Corp.	23,839	1,392
Anadarko Petroleum Corp.	22,474	1,346
Williams Cos. Inc.	32,737	1,197
Baker Hughes Inc.	19,078	1,032
Pioneer Natural Resources Co.	6,520	944
Devon Energy Corp.	18,039	830
Apache Corp.	16,693	821
Spectra Energy Corp.	29,510	773
Noble Energy Inc.	18,715	686
Hess Corp.	11,024	650
National Oilwell Varco Inc.	17,178	641
Tesoro Corp.	5,548	639
* Concho Resources Inc.	5,643	618
* Cameron International Corp.	8,438	576
Marathon Oil Corp.	29,810	522
Cimarex Energy Co.	4,169	496
* Cheniere Energy Inc.	10,375	493

	HollyFrontier Corp.	8,617	414
	EQT Corp.	6,770	387
*	Weatherford International plc	33,596	363
	Cabot Oil & Gas Corp.	18,182	342
*	FMC Technologies Inc.	10,033	341
*	Newfield Exploration Co.	7,243	277
	ONEOK Inc.	9,080	268
	Columbia Pipeline Group Inc.	13,836	265
	Helmerich & Payne Inc.	4,362	254
	Murphy Oil Corp.	8,021	229
*	Diamondback Energy Inc.	2,905	227
	Range Resources Corp.	7,451	213
	Energen Corp.	3,419	203
*	First Solar Inc.	3,513	199
	Oceaneering International Inc.	4,465	195
	Ensco plc Class A	11,039	189
	PBF Energy Inc. Class A	4,530	183
*	Southwestern Energy Co.	17,060	154
	Noble Corp. plc	11,572	154
	Nabors Industries Ltd.	15,009	152
	World Fuel Services Corp.	3,464	151
	Western Refining Inc.	3,322	150
*	Whiting Petroleum Corp.	8,909	147
*	Continental Resources Inc.	3,933	143
^	Chesapeake Energy Corp.	26,374	139
	QEP Resources Inc.	8,445	133
*	Cobalt International Energy Inc.	17,677	130
*	Gulfport Energy Corp.	4,899	125
	Golar LNG Ltd.	4,282	117
*	Carrizo Oil & Gas Inc.	2,648	107
	Rowan Cos. plc Class A	5,155	105
*	Dril-Quip Inc.	1,603	101
	Targa Resources Corp.	2,552	100
*,^ Seadrill Ltd.		16,317	99
	Patterson-UTI Energy Inc.	6,048	98
*	WPX Energy Inc.	11,259	97
	Superior Energy Services Inc.	6,141	96
*	PDC Energy Inc.	1,680	95
*	Matador Resources Co.	3,644	94
*	Parsley Energy Inc. Class A	4,329	85
*	RSP Permian Inc.	2,959	84
*	NOW Inc.	4,480	82
	SM Energy Co.	2,774	82
*,^ SolarCity Corp.		2,727	78
	CONSOL Energy Inc.	9,502	75
*	Oil States International Inc.	2,193	70
*	Laredo Petroleum Inc.	6,380	70
*	Oasis Petroleum Inc.	5,881	68
	Delek US Holdings Inc.	2,378	66
*	Memorial Resource Development Corp.	3,918	64
	Diamond Offshore Drilling Inc.	2,729	62
	SemGroup Corp. Class A	1,769	61
*	Antero Resources Corp.	2,900	60
*	SunPower Corp. Class A	2,336	56
	Denbury Resources Inc.	15,043	56
	California Resources Corp.	13,345	55
*	Synergy Resources Corp.	4,030	46

	Atwood Oceanics Inc.	2,748	44
*	Rice Energy Inc.	3,110	42
*	McDermott International Inc.	9,349	41
*	Kosmos Energy Ltd.	6,097	41
*	SEACOR Holdings Inc.	705	40
*	Forum Energy Technologies Inc.	2,331	37
	Green Plains Inc.	1,533	36
*	SunEdison Inc.	11,111	35
*	Unit Corp.	1,960	35
*	TETRA Technologies Inc.	3,511	33
	CVR Energy Inc.	670	32
	RPC Inc.	2,368	31
*	Archrock Inc.	2,893	31
*	Matrix Service Co.	1,214	28
*	Helix Energy Solutions Group Inc.	4,107	27
*	Callon Petroleum Co.	2,800	27
	Frank's International NV	1,558	26
*	Ultra Petroleum Corp.	6,509	26
*	Flotek Industries Inc.	2,107	24
*	Exterran Corp.	1,430	23
*	Newpark Resources Inc.	3,426	22
	TerraForm Power Inc. Class A	3,191	22
*	REX American Resources Corp.	290	18
*	Stone Energy Corp.	2,457	18
*	Parker Drilling Co.	5,981	16
*	Bonanza Creek Energy Inc.	1,931	16
*	Hornbeck Offshore Services Inc.	1,327	16
*	Clean Energy Fuels Corp.	3,340	16
*	Renewable Energy Group Inc.	1,693	15
*	Clayton Williams Energy Inc.	261	15
	CARBO Ceramics Inc.	769	14
*	Bill Barrett Corp.	2,277	14
*	Natural Gas Services Group Inc.	597	14
	Tesco Corp.	1,627	14
*	PowerSecure International Inc.	955	13
*	Solazyme Inc.	4,026	13
*	Trecora Resources	911	13
*	Par Pacific Holdings Inc.	523	13
*	C&J Energy Services Ltd.	2,183	13
	Panhandle Oil and Gas Inc. Class A	639	12
*	Northern Oil and Gas Inc.	2,355	12
*	Sanchez Energy Corp.	2,254	11
*	RigNet Inc.	467	10
	Alon USA Energy Inc.	583	10
*	Ring Energy Inc.	1,016	10
	SunCoke Energy Inc.	2,545	10
*	Era Group Inc.	801	9
*,^ Peabody Energy Corp.		804	9
*	Civeo Corp.	4,654	9
*	Fairmount Santrol Holdings Inc.	3,001	9
	Evolution Petroleum Corp.	1,425	9
*	Halcon Resources Corp.	14,216	9
	TerraForm Global Inc. Class A	1,871	8
*	Basic Energy Services Inc.	1,867	7
*	EP Energy Corp. Class A	1,293	7
*	Independence Contract Drilling Inc.	1,061	7
*	FuelCell Energy Inc.	7,471	6

* Jones Energy Inc. Class A	1,121	6
* Vivint Solar Inc.	777	6
* EXCO Resources Inc.	4,415	6
* EnerNOC Inc.	1,289	6
* Eclipse Resources Corp.	2,089	5
* Cloud Peak Energy Inc.	1,999	5
* Pioneer Energy Services Corp.	2,000	5
* Geospace Technologies Corp.	390	5
* Westmoreland Coal Co.	767	5
* SandRidge Energy Inc.	14,922	5
* Abraxas Petroleum Corp.	3,252	4
^ Energy XXI Ltd.	2,606	4
* Contango Oil & Gas Co.	516	4
* Pacific Ethanol Inc.	752	4
* Green Brick Partners Inc.	464	4
* Ameresco Inc. Class A	507	4
* Gastar Exploration Inc.	3,067	3
* W&T Offshore Inc.	887	3
* Seventy Seven Energy Inc.	2,880	3
Nordic American Offshore Ltd.	523	3
* Approach Resources Inc.	1,172	3
* Isramco Inc.	28	3
Adams Resources & Energy Inc.	60	3
* Rex Energy Corp.	1,590	2
* Key Energy Services Inc.	4,016	2
* ION Geophysical Corp.	3,745	2
* Enphase Energy Inc.	1,171	2
* Erin Energy Corp.	469	2
* Triangle Petroleum Corp.	2,310	2
* Sunrun Inc.	256	2
Hallador Energy Co.	222	2
* Penn Virginia Corp.	3,330	2
* North Atlantic Drilling Ltd.	2,333	1
* TransAtlantic Petroleum Ltd.	565	1
* Earthstone Energy Inc.	47	1
* Sabine Oil & Gas Corp.	50	—
		64,808
Financial Services (20.1%)
Wells Fargo & Co.	204,623	11,275
* Berkshire Hathaway Inc. Class B	81,700	10,955
JPMorgan Chase & Co.	162,993	10,868
Bank of America Corp.	461,270	8,040
Citigroup Inc.	133,277	7,209
Visa Inc. Class A	85,964	6,792
MasterCard Inc. Class A	43,929	4,302
American International Group Inc.	58,649	3,729
Goldman Sachs Group Inc.	18,991	3,609
US Bancorp	73,781	3,238
American Express Co.	38,108	2,730
Simon Property Group Inc.	13,727	2,557
Morgan Stanley	67,154	2,303
PNC Financial Services Group Inc.	22,690	2,167
Bank of New York Mellon Corp.	49,241	2,159
MetLife Inc.	41,116	2,101
BlackRock Inc.	5,498	2,000
Capital One Financial Corp.	24,143	1,895
* PayPal Holdings Inc.	53,661	1,892

American Tower Corporation	18,599	1,848
Prudential Financial Inc.	20,023	1,733
Charles Schwab Corp.	50,705	1,709
ACE Ltd.	14,468	1,662
Travelers Cos. Inc.	13,937	1,597
Public Storage	6,368	1,529
CME Group Inc.	14,089	1,376
Chubb Corp.	10,145	1,324
BB&T Corp.	34,205	1,321
State Street Corp.	18,137	1,316
Marsh & McLennan Cos. Inc.	23,628	1,307
Equity Residential	15,960	1,274
Intercontinental Exchange Inc.	4,857	1,262
Crown Castle International Corp.	14,643	1,258
Aflac Inc.	18,948	1,236
* Synchrony Financial	36,649	1,167
Aon plc	12,299	1,165
McGraw Hill Financial Inc.	11,953	1,153
Allstate Corp.	17,891	1,123
Discover Financial Services	19,427	1,103
AvalonBay Communities Inc.	5,823	1,059
* Fiserv Inc.	10,359	997
SunTrust Banks Inc.	22,592	981
Prologis Inc.	22,936	981
Welltower Inc.	15,379	972
Ameriprise Financial Inc.	7,943	897
M&T Bank Corp.	7,007	878
T. Rowe Price Group Inc.	11,456	872
Hartford Financial Services Group Inc.	18,478	843
Boston Properties Inc.	6,704	838
Moody's Corp.	7,818	806
Vornado Realty Trust	8,246	798
Fidelity National Information Services Inc.	12,475	794
Progressive Corp.	25,659	791
* Alliance Data Systems Corp.	2,725	782
Ventas Inc.	14,509	774
Northern Trust Corp.	10,260	769
Equinix Inc.	2,582	766
Fifth Third Bancorp	35,750	739
Weyerhaeuser Co.	22,526	725
HCP Inc.	20,212	718
Franklin Resources Inc.	17,121	718
Principal Financial Group Inc.	13,069	673
Essex Property Trust Inc.	2,847	657
General Growth Properties Inc.	25,578	651
Invesco Ltd.	18,752	632
* FleetCor Technologies Inc.	4,006	616
Lincoln National Corp.	11,093	610
Regions Financial Corp.	58,872	597
Equifax Inc.	5,255	586
Thomson Reuters Corp.	14,487	584
* Markel Corp.	629	569
Host Hotels & Resorts Inc.	33,179	551
Macerich Co.	6,968	545
Realty Income Corp.	10,940	543
Loews Corp.	13,787	522
SL Green Realty Corp.	4,406	520

XL Group plc Class A	13,595	519
KeyCorp	37,517	492
Kimco Realty Corp.	18,240	476
* CBRE Group Inc. Class A	12,693	476
Federal Realty Investment Trust	3,059	448
Cincinnati Financial Corp.	7,328	448
Extra Space Storage Inc.	5,338	447
FNF Group	12,425	445
Digital Realty Trust Inc.	6,141	443
TD Ameritrade Holding Corp.	11,895	436
First Republic Bank	6,327	436
* Affiliated Managers Group Inc.	2,442	433
Western Union Co.	22,832	431
* Ally Financial Inc.	21,214	423
Huntington Bancshares Inc.	36,054	421
UDR Inc.	11,215	414
Voya Financial Inc.	10,149	413
Global Payments Inc.	5,778	409
Total System Services Inc.	7,186	402
Annaly Capital Management Inc.	41,931	402
* Arch Capital Group Ltd.	5,522	400
Unum Group	10,801	396
Plum Creek Timber Co. Inc.	7,649	389
* E*TRADE Financial Corp.	12,599	383
Citizens Financial Group Inc.	13,567	361
Comerica Inc.	7,754	359
Everest Re Group Ltd.	1,922	354
* Signature Bank	2,224	352
* Alleghany Corp.	689	351
MSCI Inc. Class A	4,918	345
Torchmark Corp.	5,507	334
* Vantiv Inc. Class A	6,294	332
SEI Investments Co.	6,086	331
Raymond James Financial Inc.	5,626	330
VEREIT Inc.	39,358	328
CIT Group Inc.	7,591	326
Jones Lang LaSalle Inc.	1,959	325
Arthur J Gallagher & Co.	7,325	320
New York Community Bancorp Inc.	19,272	316
FactSet Research Systems Inc.	1,837	311
Duke Realty Corp.	15,147	308
* SVB Financial Group	2,270	301
Nasdaq Inc.	5,127	301
Mid-America Apartment Communities Inc.	3,321	294
Camden Property Trust	3,823	292
PartnerRe Ltd.	2,094	291
Alexandria Real Estate Equities Inc.	3,155	291
Broadridge Financial Solutions Inc.	5,253	289
Jack Henry & Associates Inc.	3,624	288
WP Carey Inc.	4,596	284
Regency Centers Corp.	4,172	281
East West Bancorp Inc.	6,397	277
American Capital Agency Corp.	15,432	277
Omega Healthcare Investors Inc.	8,040	277
Zions Bancorporation	9,033	271
CBOE Holdings Inc.	3,732	269
Reinsurance Group of America Inc. Class A	2,925	269

* Realogy Holdings Corp.	6,491	268
Apartment Investment & Management Co.	6,941	265
Assurant Inc.	3,068	262
Kilroy Realty Corp.	3,901	260
Lazard Ltd. Class A	5,574	259
Iron Mountain Inc.	9,265	257
Leucadia National Corp.	14,512	257
Axis Capital Holdings Ltd.	4,490	251
WR Berkley Corp.	4,357	243
Equity LifeStyle Properties Inc.	3,822	238
DDR Corp.	13,781	235
People's United Financial Inc.	14,008	235
National Retail Properties Inc.	6,070	233
American Financial Group Inc.	3,145	233
RenaissanceRe Holdings Ltd.	2,085	231
PacWest Bancorp	4,898	230
Liberty Property Trust	6,792	230
Old Republic International Corp.	11,744	223
* Howard Hughes Corp.	1,795	222
* Forest City Enterprises Inc. Class A	9,967	222
Starwood Property Trust Inc.	10,702	218
CubeSmart	7,447	217
BioMed Realty Trust Inc.	9,211	216
StanCorp Financial Group Inc.	1,901	216
White Mountains Insurance Group Ltd.	259	209
Navient Corp.	17,489	208
American Campus Communities Inc.	5,078	205
Taubman Centers Inc.	2,853	205
Douglas Emmett Inc.	6,548	203
Synovus Financial Corp.	6,043	202
Investors Bancorp Inc.	15,661	201
Spirit Realty Capital Inc.	20,432	201
Legg Mason Inc.	4,510	200
Bank of the Ozarks Inc.	3,623	197
Eaton Vance Corp.	5,466	196
Brixmor Property Group Inc.	7,799	196
Weingarten Realty Investors	5,596	196
Hospitality Properties Trust	6,983	194
First American Financial Corp.	4,861	192
Endurance Specialty Holdings Ltd.	2,886	190
Highwoods Properties Inc.	4,306	188
* Euronet Worldwide Inc.	2,406	187
CNO Financial Group Inc.	9,037	183
MarketAxess Holdings Inc.	1,712	183
Validus Holdings Ltd.	3,859	182
Assured Guaranty Ltd.	6,872	182
Commerce Bancshares Inc.	3,954	182
Umpqua Holdings Corp.	10,106	181
Dun & Bradstreet Corp.	1,678	181
Prosperity Bancshares Inc.	3,244	180
BankUnited Inc.	4,732	179
* Strategic Hotels & Resorts Inc.	12,569	178
First Niagara Financial Group Inc.	16,337	176
LPL Financial Holdings Inc.	3,809	175
Cullen/Frost Bankers Inc.	2,496	174
Hanover Insurance Group Inc.	2,037	172
Brown & Brown Inc.	5,309	172

Webster Financial Corp.	4,230	170
Retail Properties of America Inc.	11,015	169
* WEX Inc.	1,769	167
Sovran Self Storage Inc.	1,652	166
* Equity Commonwealth	5,999	166
PrivateBancorp Inc.	3,737	165
First Horizon National Corp.	10,861	161
DCT Industrial Trust Inc.	4,229	161
Allied World Assurance Co. Holdings AG	4,356	158
FirstMerit Corp.	7,820	158
Paramount Group Inc.	8,439	155
Healthcare Trust of America Inc. Class A	5,915	154
Senior Housing Properties Trust	10,682	154
* CoreLogic Inc.	4,167	154
* Western Alliance Bancorp	3,916	152
EPR Properties	2,706	152
Post Properties Inc.	2,566	151
Tanger Factory Outlet Centers Inc.	4,527	151
* MGIC Investment Corp.	15,772	150
Columbia Property Trust Inc.	5,978	150
Waddell & Reed Financial Inc. Class A	3,969	148
RLJ Lodging Trust	6,078	148
Aspen Insurance Holdings Ltd.	2,924	148
LaSalle Hotel Properties	5,230	148
Sun Communities Inc.	2,197	147
Apple Hospitality REIT Inc.	7,531	147
Sunstone Hotel Investors Inc.	9,961	146
Rayonier Inc.	6,052	146
Popular Inc.	4,890	145
* Stifel Financial Corp.	3,195	145
Two Harbors Investment Corp.	16,877	143
Associated Banc-Corp	6,924	142
NorthStar Realty Finance Corp.	7,784	140
Corrections Corp. of America	5,362	138
Chimera Investment Corp.	9,770	138
Piedmont Office Realty Trust Inc. Class A	7,016	137
Bank of Hawaii Corp.	1,968	136
Fair Isaac Corp.	1,426	136
United Bankshares Inc.	3,175	134
Federated Investors Inc. Class B	4,257	133
New Residential Investment Corp.	10,468	133
ProAssurance Corp.	2,505	133
* SLM Corp.	19,587	132
Radian Group Inc.	8,976	128
American Homes 4 Rent Class A	7,579	127
Cathay General Bancorp	3,703	127
* Texas Capital Bancshares Inc.	2,106	125
MB Financial Inc.	3,462	124
NorthStar Asset Management Group Inc.	9,082	124
* OneMain Holdings Inc. Class A	2,534	123
Medical Properties Trust Inc.	10,138	122
* Genworth Financial Inc. Class A	24,088	122
Heartland Payment Systems Inc.	1,520	121
TCF Financial Corp.	7,730	118
MFA Financial Inc.	16,953	118
Wintrust Financial Corp.	2,181	115
Healthcare Realty Trust Inc.	4,130	112

Pebblebrook Hotel Trust	3,462	110
Gaming and Leisure Properties Inc.	4,032	110
Primerica Inc.	2,131	109
Care Capital Properties Inc.	3,444	109
American Equity Investment Life Holding Co.	4,062	109
Communications Sales & Leasing Inc.	5,599	109
RLI Corp.	1,775	108
GEO Group Inc.	3,646	107
BancorpSouth Inc.	3,974	107
Home BancShares Inc.	2,368	107
Valley National Bancorp	9,566	107
* Blackhawk Network Holdings Inc.	2,236	106
Fulton Financial Corp.	7,281	105
First Industrial Realty Trust Inc.	4,580	105
FNB Corp.	7,187	104
CyrusOne Inc.	2,849	103
Interactive Brokers Group Inc.	2,366	103
Brandywine Realty Trust	7,401	102
WisdomTree Investments Inc.	4,674	102
Washington Federal Inc.	3,926	101
CBL & Associates Properties Inc.	7,705	101
Kennedy-Wilson Holdings Inc.	3,826	100
IBERIABANK Corp.	1,568	99
Symetra Financial Corp.	3,149	99
* Zillow Group Inc.	4,020	99
AmTrust Financial Services Inc.	1,579	99
Ryman Hospitality Properties Inc.	1,777	97
Erie Indemnity Co. Class A	1,001	96
Acadia Realty Trust	2,862	96
Janus Capital Group Inc.	6,049	96
New York REIT Inc.	8,283	95
First Financial Bankshares Inc.	2,650	95
Hancock Holding Co.	3,220	94
Colony Capital Inc. Class A	4,581	94
National Health Investors Inc.	1,547	93
Kite Realty Group Trust	3,460	93
Glacier Bancorp Inc.	3,126	92
DiamondRock Hospitality Co.	8,213	91
* PRA Group Inc.	2,210	91
Urban Edge Properties	3,709	89
Mack-Cali Realty Corp.	3,774	89
Hudson Pacific Properties Inc.	3,082	88
Sterling Bancorp	5,034	88
Cousins Properties Inc.	8,964	88
DuPont Fabros Technology Inc.	2,639	87
Corporate Office Properties Trust	3,909	87
UMB Financial Corp.	1,634	86
Columbia Banking System Inc.	2,420	86
Empire State Realty Trust Inc.	4,647	85
First Citizens BancShares Inc. Class A	317	84
Equity One Inc.	3,081	84
Selective Insurance Group Inc.	2,403	83
CVB Financial Corp.	4,452	82
Simmons First National Corp. Class A	1,422	82
BOK Financial Corp.	1,181	81
Pinnacle Financial Partners Inc.	1,495	81
PS Business Parks Inc.	914	81

WP Glimcher Inc.	7,599	80
Evercore Partners Inc. Class A	1,437	80
EastGroup Properties Inc.	1,364	79
Washington REIT	2,870	79
South State Corp.	1,002	79
Alexander & Baldwin Inc.	2,050	78
Financial Engines Inc.	2,154	78
Capitol Federal Financial Inc.	5,934	77
Xenia Hotels & Resorts Inc.	4,587	77
Education Realty Trust Inc.	2,059	76
Community Bank System Inc.	1,740	75
Kemper Corp.	1,825	75
Northwest Bancshares Inc.	5,376	75
Chambers Street Properties	9,954	75
National Penn Bancshares Inc.	5,942	74
Lexington Realty Trust	8,635	74
Old National Bancorp	4,946	73
Retail Opportunity Investments Corp.	3,967	73
Trustmark Corp.	2,859	72
* Cardtronics Inc.	1,901	71
* Hilltop Holdings Inc.	3,200	71
Argo Group International Holdings Ltd.	1,120	71
* Credit Acceptance Corp.	354	71
Monogram Residential Trust Inc.	7,084	71
International Bancshares Corp.	2,310	70
BGC Partners Inc. Class A	7,754	70
EverBank Financial Corp.	4,054	70
Invesco Mortgage Capital Inc.	5,169	69
LegacyTexas Financial Group Inc.	2,263	69
Astoria Financial Corp.	4,253	69
Chesapeake Lodging Trust	2,504	68
Sabra Health Care REIT Inc.	3,283	68
* Enstar Group Ltd.	431	66
Morningstar Inc.	813	66
First Midwest Bancorp Inc.	3,338	65
* Santander Consumer USA Holdings Inc.	3,693	65
* Eagle Bancorp Inc.	1,189	65
LTC Properties Inc.	1,508	64
Pennsylvania REIT	2,947	64
American Assets Trust Inc.	1,583	63
Physicians Realty Trust	3,923	63
BBCN Bancorp Inc.	3,274	62
Parkway Properties Inc.	3,603	62
Horace Mann Educators Corp.	1,761	62
QTS Realty Trust Inc. Class A	1,431	60
Mercury General Corp.	1,151	60
Artisan Partners Asset Management Inc. Class A	1,497	59
* Essent Group Ltd.	2,345	58
Hatteras Financial Corp.	4,107	58
Renasant Corp.	1,563	57
HFF Inc. Class A	1,602	55
CoreSite Realty Corp.	932	55
Independent Bank Corp.	1,035	54
TFS Financial Corp.	2,833	53
Gramercy Property Trust Inc.	2,220	53
Provident Financial Services Inc.	2,540	53
Potlatch Corp.	1,583	53

	Ramco-Gershenson Properties Trust	3,095	52
	STAG Industrial Inc.	2,519	51
*	BofI Holding Inc.	2,562	51
*,^ St. Joe Co.		2,639	51
	NBT Bancorp Inc.	1,698	51
	WesBanco Inc.	1,491	51
	Park National Corp.	521	51
	Great Western Bancorp Inc.	1,653	50
	Union Bankshares Corp.	1,856	50
	Select Income REIT	2,417	50
	Chemical Financial Corp.	1,331	49
	FelCor Lodging Trust Inc.	6,113	49
	STORE Capital Corp.	2,148	49
	Westamerica Bancorporation	982	48
	PennyMac Mortgage Investment Trust	2,886	48
	First Financial Bancorp	2,371	48
	CYS Investments Inc.	6,242	47
	Hersha Hospitality Trust Class A	1,989	47
	Ameris Bancorp	1,364	47
	Summit Hotel Properties Inc.	3,490	47
	Government Properties Income Trust	2,742	46
*	Third Point Reinsurance Ltd.	3,249	46
	WSFS Financial Corp.	1,351	46
*	Zillow Group Inc. Class A	1,772	46
*	iStar Inc.	3,484	46
	Kearny Financial Corp.	3,622	46
	S&T Bancorp Inc.	1,340	45
	Redwood Trust Inc.	3,261	45
*	Beneficial Bancorp Inc.	3,216	45
	ServisFirst Bancshares Inc.	905	45
	United Community Banks Inc.	2,126	44
*	HRG Group Inc.	3,218	44
	EVERTEC Inc.	2,547	44
*	FCB Financial Holdings Inc. Class A	1,118	44
*	First Cash Financial Services Inc.	1,118	43
	Banner Corp.	814	43
	AMERISAFE Inc.	758	41
*	MBIA Inc.	6,089	40
	Talmer Bancorp Inc. Class A	2,182	40
	Infinity Property & Casualty Corp.	466	40
	First Merchants Corp.	1,463	40
	New Senior Investment Group Inc.	4,311	40
	Apollo Commercial Real Estate Finance Inc.	2,266	40
	Towne Bank	1,759	39
	Virtus Investment Partners Inc.	289	39
	Stewart Information Services Corp.	900	39
	Boston Private Financial Holdings Inc.	3,211	39
	Investors Real Estate Trust	4,747	39
*	FNFV Group	3,460	39
	First Commonwealth Financial Corp.	3,880	38
	CNA Financial Corp.	1,038	38
*	Navigators Group Inc.	441	38
	Tompkins Financial Corp.	605	38
	Terreno Realty Corp.	1,662	38
	Capstead Mortgage Corp.	3,951	37
*	Four Corners Property Trust Inc.	1,880	37
	Employers Holdings Inc.	1,356	37

Cash America International Inc.	1,093	37
* TransUnion	1,435	37
Franklin Street Properties Corp.	3,486	36
United Fire Group Inc.	908	36
Alexander's Inc.	90	36
ARMOUR Residential REIT Inc.	1,697	36
Wilshire Bancorp Inc.	2,861	35
Rexford Industrial Realty Inc.	2,180	35
Hanmi Financial Corp.	1,344	35
Cardinal Financial Corp.	1,423	35
Starwood Waypoint Residential Trust	1,480	35
Berkshire Hills Bancorp Inc.	1,147	35
Brookline Bancorp Inc.	2,940	35
Oritani Financial Corp.	1,970	34
Chatham Lodging Trust	1,485	34
National Bank Holdings Corp. Class A	1,485	34
* Customers Bancorp Inc.	1,084	34
Lakeland Financial Corp.	695	33
Meridian Bancorp Inc.	2,269	33
* Encore Capital Group Inc.	1,002	33
Maiden Holdings Ltd.	2,142	33
National General Holdings Corp.	1,505	33
Inland Real Estate Corp.	3,403	33
State Bank Financial Corp.	1,397	33
Banco Latinoamericano de Comercio Exterior SA	1,169	32
Safety Insurance Group Inc.	575	32
City Holding Co.	640	32
Sandy Spring Bancorp Inc.	1,083	32
American National Insurance Co.	293	31
CareTrust REIT Inc.	2,809	31
* LendingClub Corp.	2,608	31
United Financial Bancorp Inc.	2,219	31
* Green Dot Corp. Class A	1,834	31
American Capital Mortgage Investment Corp.	2,055	31
Greenhill & Co. Inc.	1,155	31
Northfield Bancorp Inc.	1,922	31
Altisource Residential Corp.	2,310	31
* Walker & Dunlop Inc.	1,020	30
* NorthStar Realty Europe Corp.	2,605	30
Southside Bancshares Inc.	1,053	30
Nelnet Inc. Class A	901	30
* Ocwen Financial Corp.	4,170	30
* Ambac Financial Group Inc.	1,750	30
First Potomac Realty Trust	2,536	29
Universal Health Realty Income Trust	556	29
Heartland Financial USA Inc.	751	29
Capital Bank Financial Corp.	845	28
CenterState Banks Inc.	1,755	28
BNC Bancorp	1,095	28
Yadkin Financial Corp.	1,045	27
TrustCo Bank Corp. NY	4,147	27
Washington Trust Bancorp Inc.	665	27
TriCo Bancshares	926	27
* KCG Holdings Inc. Class A	2,086	27
First Interstate BancSystem Inc. Class A	883	27
Cass Information Systems Inc.	498	27
Universal Insurance Holdings Inc.	1,358	27

* Piper Jaffray Cos.	660	27
Cedar Realty Trust Inc.	3,648	27
New York Mortgage Trust Inc.	4,588	27
Investment Technology Group Inc.	1,316	26
Rouse Properties Inc.	1,625	26
Diamond Hill Investment Group Inc.	118	26
Agree Realty Corp.	762	26
Flushing Financial Corp.	1,106	25
Cohen & Steers Inc.	803	25
Monmouth Real Estate Investment Corp.	2,379	25
Ashford Hospitality Trust Inc.	3,500	25
FBL Financial Group Inc. Class A	355	24
Urstadt Biddle Properties Inc. Class A	1,211	24
Saul Centers Inc.	433	24
United Development Funding IV	1,342	24
* LendingTree Inc.	235	24
Ladder Capital Corp.	1,685	24
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,357	24
* Heritage Insurance Holdings Inc.	1,051	24
* First NBC Bank Holding Co.	554	23
Moelis & Co. Class A	788	23
* Greenlight Capital Re Ltd. Class A	1,119	23
* Cowen Group Inc. Class A	4,837	23
Anworth Mortgage Asset Corp.	4,775	23
Enterprise Financial Services Corp.	782	23
ConnectOne Bancorp Inc.	1,162	23
* Nationstar Mortgage Holdings Inc.	1,648	22
National Western Life Group Inc. Class A	85	22
Dime Community Bancshares Inc.	1,201	22
Great Southern Bancorp Inc.	423	22
Heritage Financial Corp.	1,095	21
Western Asset Mortgage Capital Corp.	1,821	21
Stock Yards Bancorp Inc.	532	21
1st Source Corp.	627	21
* Walter Investment Management Corp.	1,453	21
Silver Bay Realty Trust Corp.	1,343	21
Central Pacific Financial Corp.	902	21
Bryn Mawr Bank Corp.	703	21
* Flagstar Bancorp Inc.	846	21
* HomeStreet Inc.	956	21
Banc of California Inc.	1,368	21
Community Trust Bancorp Inc.	558	20
American Residential Properties Inc.	1,168	20
Metro Bancorp Inc.	601	20
Blue Hills Bancorp Inc.	1,233	20
First Busey Corp.	910	20
Mercantile Bank Corp.	772	20
* INTL. FCStone Inc.	553	20
Virtu Financial Inc. Class A	883	20
CoBiz Financial Inc.	1,424	20
* First BanCorp	5,143	19
Waterstone Financial Inc.	1,383	19
MainSource Financial Group Inc.	827	19
InfraREIT Inc.	933	19
Preferred Bank	513	19
* Pacific Premier Bancorp Inc.	789	18
German American Bancorp Inc.	535	18

* Altisource Portfolio Solutions SA	640	18
Resource Capital Corp.	1,461	18
NewBridge Bancorp	1,422	18
BancFirst Corp.	281	18
* Citizens Inc. Class A	1,939	18
Lakeland Bancorp Inc.	1,486	18
* HomeTrust Bancshares Inc.	892	18
* Marcus & Millichap Inc.	538	18
RE/MAX Holdings Inc. Class A	468	18
CatchMark Timber Trust Inc. Class A	1,537	17
* CU Bancorp	645	17
First Financial Corp.	472	17
First Defiance Financial Corp.	414	17
Getty Realty Corp.	983	17
First Bancorp (NASDAQ Shares)	869	17
OM Asset Management plc	1,033	17
Financial Institutions Inc.	612	17
First of Long Island Corp.	530	17
Clifton Bancorp Inc.	1,115	17
RAIT Financial Trust	3,813	16
Fidelity Southern Corp.	726	16
Campus Crest Communities Inc.	2,436	16
Independent Bank Corp. Michigan	1,044	16
Opus Bank	406	16
* Forestar Group Inc.	1,174	16
Univest Corp. of Pennsylvania	764	16
Westwood Holdings Group Inc.	273	16
Suffolk Bancorp	536	16
Apollo Residential Mortgage Inc.	1,220	16
Bridge Bancorp Inc.	495	16
Camden National Corp.	351	16
Stonegate Bank	462	16
First Community Bancshares Inc.	762	16
AG Mortgage Investment Trust Inc.	1,044	15
Southwest Bancorp Inc.	834	15
Bank Mutual Corp.	1,998	15
Peoples Bancorp Inc.	744	15
* NMI Holdings Inc. Class A	2,072	15
HCI Group Inc.	390	15
Independent Bank Group Inc.	381	15
Federated National Holding Co.	529	15
Park Sterling Corp.	1,992	15
First Connecticut Bancorp Inc.	822	15
United Insurance Holdings Corp.	791	15
GAMCO Investors Inc. Class A	225	15
Arrow Financial Corp.	516	15
Pacific Continental Corp.	911	14
Bank of Marin Bancorp	263	14
Federal Agricultural Mortgage Corp.	480	14
Fidelity & Guaranty Life	560	14
Dynex Capital Inc.	2,079	14
United Community Financial Corp.	2,424	14
State Auto Financial Corp.	611	14
Arlington Asset Investment Corp. Class A	1,010	14
* Safeguard Scientifics Inc.	860	14
OneBeacon Insurance Group Ltd. Class A	1,008	14
* Ladenburg Thalmann Financial Services Inc.	4,421	14

* TriState Capital Holdings Inc.	1,049	14
* Anchor BanCorp Wisconsin Inc.	329	14
* EZCORP Inc. Class A	2,347	14
West Bancorporation Inc.	655	14
OceanFirst Financial Corp.	687	14
Peoples Financial Services Corp.	336	13
Peapack Gladstone Financial Corp.	585	13
National Bankshares Inc.	370	13
Ashford Hospitality Prime Inc.	928	13
State National Cos. Inc.	1,303	13
Meta Financial Group Inc.	292	13
* Seacoast Banking Corp. of Florida	816	13
* Houlihan Lokey Inc.	535	13
Republic Bancorp Inc. Class A	487	13
One Liberty Properties Inc.	582	13
OFG Bancorp	1,551	13
Guaranty Bancorp	738	13
Horizon Bancorp	465	13
Ares Commercial Real Estate Corp.	994	13
Citizens & Northern Corp.	622	13
CNB Financial Corp.	683	13
National Storage Affiliates Trust	769	13
* Global Indemnity plc	429	13
* Tejon Ranch Co.	591	12
* World Acceptance Corp.	288	12
First Bancorp Inc.	558	12
Heritage Commerce Corp.	1,132	12
Ames National Corp.	479	12
Whitestone REIT	995	12
American National Bankshares Inc.	456	12
First Business Financial Services Inc.	457	12
* eHealth Inc.	903	12
* NewStar Financial Inc.	1,211	12
Armada Hoffler Properties Inc.	1,028	12
* Triumph Bancorp Inc.	664	12
Baldwin & Lyons Inc.	493	12
* Bancorp Inc.	1,474	11
* Sun Bancorp Inc.	514	11
James River Group Holdings Ltd.	350	11
Penns Woods Bancorp Inc.	250	11
MidWestOne Financial Group Inc.	350	11
* PennyMac Financial Services Inc. Class A	675	11
Heritage Oaks Bancorp	1,312	11
* FRP Holdings Inc.	351	11
Gladstone Commercial Corp.	735	11
EMC Insurance Group Inc.	398	10
UMH Properties Inc.	1,058	10
Easterly Government Properties Inc.	571	10
* PICO Holdings Inc.	930	10
National Interstate Corp.	383	10
Consolidated-Tomoka Land Co.	167	10
QCR Holdings Inc.	393	9
* C1 Financial Inc.	389	9
* Everi Holdings Inc.	2,432	9
* AV Homes Inc.	662	9
GAIN Capital Holdings Inc.	1,076	9
Preferred Apartment Communities Inc. Class A	745	9

Oppenheimer Holdings Inc. Class A	488	9
* Enova International Inc.	1,117	8
CorEnergy Infrastructure Trust Inc.	1,661	8
NexPoint Residential Trust Inc.	628	8
Crawford & Co. Class B	1,380	8
* Real Industry Inc.	800	8
Charter Financial Corp.	598	8
Tiptree Financial Inc. Class A	1,158	8
* Trupanion Inc.	971	8
Independence Realty Trust Inc.	1,015	8
* MoneyGram International Inc.	901	8
* Regional Management Corp.	495	8
* Old Second Bancorp Inc.	978	8
Territorial Bancorp Inc.	261	8
Bluerock Residential Growth REIT Inc. Class A	624	7
BankFinancial Corp.	552	7
* Green Bancorp Inc.	516	7
Bar Harbor Bankshares	189	7
* Farmers Capital Bank Corp.	243	7
Hingham Institution for Savings	48	6
* Atlas Financial Holdings Inc.	297	6
* BSB Bancorp Inc.	264	6
Resource America Inc. Class A	1,016	6
Fox Chase Bancorp Inc.	321	6
Orchid Island Capital Inc.	606	6
Sierra Bancorp	321	6
Kansas City Life Insurance Co.	111	6
* Franklin Financial Network Inc.	170	6
* Impac Mortgage Holdings Inc.	284	5
Capital City Bank Group Inc.	335	5
Access National Corp.	235	5
* National Commerce Corp.	192	5
Calamos Asset Management Inc. Class A	515	5
* Cascade Bancorp	808	5
* Hallmark Financial Services Inc.	379	5
* Bear State Financial Inc.	452	5
Enterprise Bancorp Inc.	181	4
Merchants Bancshares Inc.	135	4
Century Bancorp Inc. Class A	98	4
* CommunityOne Bancorp	271	4
* On Deck Capital Inc.	368	4
* Stonegate Mortgage Corp.	641	3
Live Oak Bancshares Inc.	200	3
Independence Holding Co.	200	3
Pzena Investment Management Inc. Class A	297	3
Donegal Group Inc. Class A	187	3
People's Utah Bancorp	133	2
Great Ajax Corp.	146	2
* Ashford Inc.	28	2
* ZAIS Group Holdings Inc.	136	1
* Hampton Roads Bankshares Inc.	671	1
CIFC Corp.	173	1
* RCS Capital Corp. Class A	1,913	1
* BBX Capital Corp.	59	1
Medley Management Inc. Class A	163	1
* Altisource Asset Management Corp.	46	1
Fifth Street Asset Management Inc.	161	1

* JG Wentworth Co. Class A	376	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
		202,128
Health Care (14.0%)
Johnson & Johnson	121,791	12,330
Pfizer Inc.	270,462	8,863
Gilead Sciences Inc.	64,554	6,840
Merck & Co. Inc.	124,099	6,578
* Allergan plc	17,252	5,415
Amgen Inc.	33,405	5,382
Bristol-Myers Squibb Co.	73,251	4,909
Medtronic plc	62,637	4,719
UnitedHealth Group Inc.	41,835	4,715
AbbVie Inc.	72,767	4,231
* Celgene Corp.	34,858	3,815
Eli Lilly & Co.	43,071	3,534
Abbott Laboratories	65,633	2,948
* Biogen Inc.	9,810	2,814
* Express Scripts Holding Co.	29,795	2,547
Thermo Fisher Scientific Inc.	17,442	2,414
McKesson Corp.	10,164	1,925
* Regeneron Pharmaceuticals Inc.	3,470	1,889
* Alexion Pharmaceuticals Inc.	9,517	1,698
Aetna Inc.	15,442	1,587
Cigna Corp.	11,346	1,531
Anthem Inc.	11,525	1,503
Stryker Corp.	14,760	1,424
* Vertex Pharmaceuticals Inc.	10,759	1,392
Becton Dickinson and Co.	9,214	1,384
Cardinal Health Inc.	14,480	1,258
* Illumina Inc.	6,360	1,170
Humana Inc.	6,612	1,115
* Boston Scientific Corp.	59,028	1,079
Zoetis Inc.	22,014	1,028
Perrigo Co. plc	6,395	955
* HCA Holdings Inc.	14,034	955
AmerisourceBergen Corp. Class A	9,671	954
* Mylan NV	18,356	942
Baxter International Inc.	23,895	900
* Intuitive Surgical Inc.	1,623	844
Baxalta Inc.	23,839	820
* Cerner Corp.	13,167	785
* Incyte Corp.	6,857	783
St. Jude Medical Inc.	12,350	779
* Edwards Lifesciences Corp.	4,762	776
Zimmer Biomet Holdings Inc.	7,481	756
* BioMarin Pharmaceutical Inc.	7,011	669
Agilent Technologies Inc.	14,676	614
* Endo International plc	9,910	609
CR Bard Inc.	3,235	604
* Henry Schein Inc.	3,695	578
* DaVita HealthCare Partners Inc.	7,715	564
* Laboratory Corp. of America Holdings	4,426	538
Universal Health Services Inc. Class B	4,032	490
* Alkermes plc	6,563	481
* Hologic Inc.	10,869	439
Quest Diagnostics Inc.	6,376	436

* Jazz Pharmaceuticals plc	2,712	398
DENTSPLY International Inc.	6,079	369
ResMed Inc.	6,141	366
* Mallinckrodt plc	5,231	355
* Varian Medical Systems Inc.	4,327	350
* Alnylam Pharmaceuticals Inc.	3,210	334
* Isis Pharmaceuticals Inc.	5,243	320
* United Therapeutics Corp.	2,017	308
Cooper Cos. Inc.	2,104	308
* Centene Corp.	5,167	298
* DexCom Inc.	3,445	293
* athenahealth Inc.	1,745	293
* MEDNAX Inc.	4,051	289
* IDEXX Laboratories Inc.	4,078	289
* Medivation Inc.	6,808	288
* STERIS plc	3,730	285
* QIAGEN NV	10,208	270
PerkinElmer Inc.	5,049	268
* Sirona Dental Systems Inc.	2,472	268
Teleflex Inc.	1,858	245
* Align Technology Inc.	3,662	244
* Quintiles Transnational Holdings Inc.	3,498	238
* Dyax Corp.	6,757	227
* Envision Healthcare Holdings Inc.	8,034	221
* Health Net Inc.	3,475	220
* Anacor Pharmaceuticals Inc.	1,810	211
* Neurocrine Biosciences Inc.	3,808	207
* VCA Inc.	3,747	206
West Pharmaceutical Services Inc.	3,230	204
* Seattle Genetics Inc.	4,838	203
* Brookdale Senior Living Inc.	8,286	186
* Amsurg Corp.	2,202	185
* Team Health Holdings Inc.	3,296	182
Patterson Cos. Inc.	3,905	178
* Ultragenyx Pharmaceutical Inc.	1,798	177
* PAREXEL International Corp.	2,514	171
* Charles River Laboratories International Inc.	2,206	169
* WellCare Health Plans Inc.	1,977	163
* Acadia Healthcare Co. Inc.	2,353	162
* Alere Inc.	3,914	162
Bio-Techne Corp.	1,709	156
* ABIOMED Inc.	1,909	156
* OPKO Health Inc.	13,933	152
* Community Health Systems Inc.	5,237	152
* Tenet Healthcare Corp.	4,520	150
* Impax Laboratories Inc.	3,363	148
* LifePoint Health Inc.	2,039	146
HealthSouth Corp.	4,144	146
* Bluebird Bio Inc.	1,621	144
* ACADIA Pharmaceuticals Inc.	3,776	143
* Myriad Genetics Inc.	3,203	139
Hill-Rom Holdings Inc.	2,661	135
* Intercept Pharmaceuticals Inc.	748	132
* Bio-Rad Laboratories Inc. Class A	940	131
* Akorn Inc.	3,749	125
* Cepheid	3,265	117
* Medidata Solutions Inc.	2,549	117

* LivaNova plc	1,935	116
* Medicines Co.	2,740	115
* Allscripts Healthcare Solutions Inc.	7,448	113
* Prestige Brands Holdings Inc.	2,150	109
Chemed Corp.	701	108
* Novavax Inc.	12,410	106
* NuVasive Inc.	1,998	104
* Bruker Corp.	4,577	104
* Molina Healthcare Inc.	1,704	103
Owens & Minor Inc.	2,611	101
* Kite Pharma Inc.	1,199	99
* Pacira Pharmaceuticals Inc.	1,501	97
* Wright Medical Group NV	4,505	96
* Catalent Inc.	3,436	96
* Portola Pharmaceuticals Inc. Class A	1,903	94
* Prothena Corp. plc	1,323	93
* Radius Health Inc.	1,527	93
Cantel Medical Corp.	1,431	93
* Neogen Corp.	1,556	92
* Integra LifeSciences Holdings Corp.	1,397	88
* Insulet Corp.	2,389	87
* Nektar Therapeutics	5,567	87
* Veeva Systems Inc. Class A	2,971	86
* Chimerix Inc.	2,104	85
* Natus Medical Inc.	1,722	84
* Ironwood Pharmaceuticals Inc. Class A	6,634	81
* Globus Medical Inc.	2,889	78
* Halozyme Therapeutics Inc.	4,358	78
* Puma Biotechnology Inc.	1,016	77
* ICU Medical Inc.	674	76
* Ligand Pharmaceuticals Inc.	714	76
* Masimo Corp.	1,842	76
* MedAssets Inc.	2,435	73
* Celldex Therapeutics Inc.	4,049	73
* Air Methods Corp.	1,667	73
* WebMD Health Corp.	1,596	73
* Cambrex Corp.	1,346	72
* Greatbatch Inc.	1,208	70
* Acorda Therapeutics Inc.	1,829	70
* Haemonetics Corp.	2,165	70
* Intrexon Corp.	1,898	69
* Agios Pharmaceuticals Inc.	1,048	68
* Exelixis Inc.	11,758	67
* Intra-Cellular Therapies Inc. Class A	1,209	64
* ZIOPHARM Oncology Inc.	4,906	64
* MacroGenics Inc.	1,849	64
* ZS Pharma Inc.	706	64
* Halyard Health Inc.	1,946	62
* Sarepta Therapeutics Inc.	1,691	62
* Magellan Health Inc.	1,143	60
* AMN Healthcare Services Inc.	2,036	60
* Amicus Therapeutics Inc.	5,404	58
* Ophthotech Corp.	900	57
* FibroGen Inc.	1,855	55
Select Medical Holdings Corp.	4,451	54
* Dynavax Technologies Corp.	1,890	53
* TESARO Inc.	1,006	51

* Premier Inc. Class A	1,457	50
CONMED Corp.	1,168	50
* ImmunoGen Inc.	3,657	50
* Depomed Inc.	2,522	49
* Alder Biopharmaceuticals Inc.	1,302	49
* Achillion Pharmaceuticals Inc.	4,753	48
* Heron Therapeutics Inc.	1,608	48
* NxStage Medical Inc.	2,441	48
Abaxis Inc.	883	47
Kindred Healthcare Inc.	3,516	47
* ExamWorks Group Inc.	1,774	47
Ensign Group Inc.	978	47
* HealthEquity Inc.	1,401	46
* Emergent BioSolutions Inc.	1,181	44
* Amedisys Inc.	1,093	44
* Insmed Inc.	2,629	43
* Momenta Pharmaceuticals Inc.	2,377	42
* Omnicell Inc.	1,400	42
* PTC Therapeutics Inc.	1,404	42
* HMS Holdings Corp.	3,438	42
* ARIAD Pharmaceuticals Inc.	6,476	42
* Lannett Co. Inc.	1,122	41
* Exact Sciences Corp.	4,538	41
* AMAG Pharmaceuticals Inc.	1,549	41
Analogic Corp.	489	41
* PharMerica Corp.	1,183	40
* Merrimack Pharmaceuticals Inc.	4,252	40
* Clovis Oncology Inc.	1,272	40
* Cempra Inc.	1,242	40
* Zeltiq Aesthetics Inc.	1,258	38
* Cynosure Inc. Class A	907	38
* LDR Holding Corp.	1,403	38
* MiMedx Group Inc.	4,219	38
* TherapeuticsMD Inc.	5,003	38
* Five Prime Therapeutics Inc.	970	37
* Nevro Corp.	606	37
* Repligen Corp.	1,284	37
* Acceleron Pharma Inc.	849	36
* Geron Corp.	7,117	36
* Luminex Corp.	1,655	36
Quality Systems Inc.	2,140	35
* PRA Health Sciences Inc.	751	34
* Dermira Inc.	1,103	34
* Fluidigm Corp.	2,983	34
Meridian Bioscience Inc.	1,727	34
* Orthofix International NV	849	34
* Merit Medical Systems Inc.	1,709	33
* Eagle Pharmaceuticals Inc.	356	33
* Surgical Care Affiliates Inc.	877	33
* HeartWare International Inc.	664	32
* NewLink Genetics Corp.	836	31
Theravance Inc.	3,298	31
* VWR Corp.	1,138	30
* Coherus Biosciences Inc.	999	30
* Retrophin Inc.	1,347	30
* BioCryst Pharmaceuticals Inc.	2,800	30
US Physical Therapy Inc.	562	30

*	Affymetrix Inc.	3,108	29
*	Insys Therapeutics Inc.	920	29
*	Endologix Inc.	2,840	29
	Invacare Corp.	1,445	29
*	Relypsa Inc.	1,278	29
*	Capital Senior Living Corp.	1,247	29
*	Quidel Corp.	1,237	27
*	AtriCure Inc.	1,243	27
*	Sage Therapeutics Inc.	556	27
*	Synergy Pharmaceuticals Inc.	4,226	27
*	Juno Therapeutics Inc.	468	26
*	Aimmune Therapeutics Inc.	1,225	26
*	Providence Service Corp.	541	26
	Atrion Corp.	62	26
	National HealthCare Corp.	376	26
	PDL BioPharma Inc.	6,665	25
*	Genomic Health Inc.	830	25
*	Accuray Inc.	3,567	25
*	Anika Therapeutics Inc.	595	25
*	Inogen Inc.	650	25
*	Rockwell Medical Inc.	2,020	24
*	INC Research Holdings Inc. Class A	512	24
	Computer Programs & Systems Inc.	497	24
*	Spectranetics Corp.	1,747	24
*	LHC Group Inc.	511	24
*	Theravance Biopharma Inc.	1,254	24
*	Atara Biotherapeutics Inc.	598	23
*	Seres Therapeutics Inc.	651	23
*	Revance Therapeutics Inc.	598	23
*	Supernus Pharmaceuticals Inc.	1,435	23
*	Keryx Biopharmaceuticals Inc.	4,000	23
*	Sangamo BioSciences Inc.	2,784	23
	Phibro Animal Health Corp. Class A	696	23
*	Cerus Corp.	3,949	22
*	Arena Pharmaceuticals Inc.	9,356	22
*	Triple-S Management Corp. Class B	844	22
*	Lexicon Pharmaceuticals Inc.	1,619	22
*	Omeros Corp.	1,399	22
*	Vascular Solutions Inc.	621	22
*	ConforMIS Inc.	1,030	22
*	Aerie Pharmaceuticals Inc.	799	22
*	Inovio Pharmaceuticals Inc.	2,951	22
*	Array BioPharma Inc.	5,461	22
*,^ Teladoc Inc.		1,017	22
*	Amphastar Pharmaceuticals Inc.	1,404	22
*	Pacific Biosciences of California Inc.	2,080	21
*	Hanger Inc.	1,360	21
*	Cross Country Healthcare Inc.	1,150	21
*	Spark Therapeutics Inc.	348	20
*	Press Ganey Holdings Inc.	622	20
*	Cardiovascular Systems Inc.	1,237	20
*	Raptor Pharmaceutical Corp.	3,129	20
*	Infinity Pharmaceuticals Inc.	2,207	19
*	Enanta Pharmaceuticals Inc.	613	19
*,^ MannKind Corp.		9,504	19
*	SciClone Pharmaceuticals Inc.	2,051	19
*	Healthways Inc.	1,406	19

* Sucampo Pharmaceuticals Inc. Class A	1,080	19
* Albany Molecular Research Inc.	915	18
* Epizyme Inc.	1,127	18
* TG Therapeutics Inc.	1,363	18
* Progenics Pharmaceuticals Inc.	2,671	18
* Xencor Inc.	1,102	18
* Vanda Pharmaceuticals Inc.	1,721	17
* Karyopharm Therapeutics Inc.	906	17
Universal American Corp.	2,248	17
Landauer Inc.	411	17
* BioTelemetry Inc.	1,321	17
* Civitas Solutions Inc.	622	16
* Tetraphase Pharmaceuticals Inc.	1,511	16
* Arrowhead Research Corp.	2,554	16
* Agenus Inc.	3,143	16
* Advaxis Inc.	1,322	16
* Spectrum Pharmaceuticals Inc.	2,626	16
* ANI Pharmaceuticals Inc.	356	16
* Lion Biotechnologies Inc.	2,098	15
* Almost Family Inc.	353	15
* Mirati Therapeutics Inc.	391	15
* OncoMed Pharmaceuticals Inc.	650	15
* Otonomy Inc.	562	15
* Rigel Pharmaceuticals Inc.	4,494	15
* Esperion Therapeutics Inc.	517	15
* Immunomedics Inc.	4,462	15
* Accelerate Diagnostics Inc.	854	15
* Curis Inc.	5,334	15
* Zogenix Inc.	947	15
* Oncothyreon Inc.	4,056	14
* Sagent Pharmaceuticals Inc.	936	14
* Loxo Oncology Inc.	435	14
* NeoGenomics Inc.	1,763	14
* Teligent Inc.	1,637	14
* Adeptus Health Inc. Class A	231	14
* K2M Group Holdings Inc.	679	14
* STAAR Surgical Co.	1,608	13
CryoLife Inc.	1,227	13
* La Jolla Pharmaceutical Co.	389	13
* SurModics Inc.	615	13
* BioDelivery Sciences International Inc.	2,104	13
* Oxford Immunotec Global plc	962	13
* Corcept Therapeutics Inc.	2,385	13
* OraSure Technologies Inc.	2,003	13
* XenoPort Inc.	2,060	12
* InVivo Therapeutics Holdings Corp.	1,260	12
* Cytokinetics Inc.	1,027	12
* Zafgen Inc.	708	12
* Axovant Sciences Ltd.	630	12
* Peregrine Pharmaceuticals Inc.	9,208	12
* AngioDynamics Inc.	989	12
* Navidea Biopharmaceuticals Inc.	7,810	12
* GenMark Diagnostics Inc.	1,456	12
* CorVel Corp.	296	11
* Concert Pharmaceuticals Inc.	500	11
* Versartis Inc.	881	11
* ChemoCentryx Inc.	1,468	11

* Regulus Therapeutics Inc.	1,096	11
* RadNet Inc.	1,771	11
Utah Medical Products Inc.	193	11
* Flexion Therapeutics Inc.	551	11
* Cara Therapeutics Inc.	641	11
* Organovo Holdings Inc.	3,121	11
* Intersect ENT Inc.	530	10
* Sorrento Therapeutics Inc.	1,291	10
* Idera Pharmaceuticals Inc.	2,650	10
* Trevena Inc.	810	10
* Galena Biopharma Inc.	6,728	10
* Akebia Therapeutics Inc.	934	10
* Ocata Therapeutics Inc.	1,167	10
* Tandem Diabetes Care Inc.	968	10
* Catalyst Pharmaceuticals Inc.	3,643	10
* NanoString Technologies Inc.	648	10
* POZEN Inc.	1,273	10
* Aegerion Pharmaceuticals Inc.	927	9
* Vitae Pharmaceuticals Inc.	657	9
* BioSpecifics Technologies Corp.	193	9
* Immune Design Corp.	446	9
* Orexigen Therapeutics Inc.	3,905	9
* RTI Surgical Inc.	2,371	9
* Exactech Inc.	527	9
* CytRx Corp.	2,940	9
* Ardelyx Inc.	469	9
* Ignyta Inc.	607	9
* Durect Corp.	3,718	9
* Threshold Pharmaceuticals Inc.	2,506	9
* OvaScience Inc.	919	9
* Paratek Pharmaceuticals Inc.	411	8
* Foundation Medicine Inc.	496	8
* Five Star Quality Care Inc.	2,344	8
* Blueprint Medicines Corp.	363	8
* Aduro Biotech Inc.	271	8
* Pfenex Inc.	534	8
* BioTime Inc.	2,324	8
* Antares Pharma Inc.	6,215	8
* Sequenom Inc.	4,494	8
* Avalanche Biotechnologies Inc.	759	8
* Aratana Therapeutics Inc.	1,350	8
* Addus HomeCare Corp.	346	8
* Northwest Biotherapeutics Inc.	1,685	8
* Collegium Pharmaceutical Inc.	409	8
* Dicerna Pharmaceuticals Inc.	575	8
Osiris Therapeutics Inc.	743	8
* Cellular Biomedicine Group Inc.	325	7
* AAC Holdings Inc.	304	7
* Applied Genetic Technologies Corp.	436	7
* CTI BioPharma Corp.	5,758	7
* Genesis Healthcare Inc.	1,417	7
* Tokai Pharmaceuticals Inc.	601	7
* Stemline Therapeutics Inc.	815	7
* Anthera Pharmaceuticals Inc.	1,180	7
* Cutera Inc.	468	7
* Imprivata Inc.	545	6
* VIVUS Inc.	5,195	6

* Adamas Pharmaceuticals Inc.	405	6
* Pernix Therapeutics Holdings Inc.	2,135	6
* Heska Corp.	179	6
LeMaitre Vascular Inc.	400	6
* T2 Biosystems Inc.	520	6
* Foamix Pharmaceuticals Ltd.	758	6
* Vital Therapies Inc.	643	6
* Bellicum Pharmaceuticals Inc.	262	6
* Alimera Sciences Inc.	1,852	6
* Entellus Medical Inc.	311	5
* Veracyte Inc.	729	5
* Castlight Health Inc. Class B	1,296	5
* Trovagene Inc.	799	5
* Endocyte Inc.	1,083	5
* Ocular Therapeutix Inc.	515	5
* BioScrip Inc.	2,254	5
* Fibrocell Science Inc.	803	5
* XOMA Corp.	3,486	5
* NantKwest Inc.	284	5
* Genocea Biosciences Inc.	719	5
* Assembly Biosciences Inc.	463	5
* SeaSpine Holdings Corp.	269	4
* Proteon Therapeutics Inc.	251	4
* Natera Inc.	439	4
* Medgenics Inc.	552	4
* Affimed NV	497	4
National Research Corp. Class A	231	4
* Harvard Bioscience Inc.	1,096	3
* aTyr Pharma Inc.	379	3
* iRadimed Corp.	101	3
* Agile Therapeutics Inc.	347	3
* Unilife Corp.	3,895	3
* Second Sight Medical Products Inc.	553	3
* Nobilis Health Corp.	1,062	3
* Verastem Inc.	1,175	3
* Invuity Inc.	212	3
* EndoChoice Holdings Inc.	281	2
* CorMedix Inc.	1,012	2
* Corindus Vascular Robotics Inc.	755	2
* Corium International Inc.	286	2
* Cidara Therapeutics Inc.	148	2
* Zynerba Pharmaceuticals Inc.	159	2
* Chiasma Inc.	92	2
* Lantheus Holdings Inc.	543	2
* TransEnterix Inc.	684	2
* Nivalis Therapeutics Inc.	210	2
* Asterias Biotherapeutics Inc.	349	2
* Catabasis Pharmaceuticals Inc.	200	2
* Carbylan Therapeutics Inc.	414	2
* Abeona Therapeutics Inc.	344	2
* Calithera Biosciences Inc.	177	1
* vTv Therapeutics Inc. Class A	178	1
* XBiotech Inc.	145	1
* Alliance HealthCare Services Inc.	117	1
* Global Blood Therapeutics Inc.	18	1
* Synta Pharmaceuticals Corp.	1,972	1
National Research Corp. Class B	23	1

* Sientra Inc.	157	1
* Flex Pharma Inc.	51	1
* Glaukos Corp.	18	—
* Tobira Therapeutics Inc.	10	—
* Invitae Corp.	5	—
* Neos Therapeutics Inc.	2	—
		140,519
Materials & Processing (3.8%)
EI du Pont de Nemours & Co.	39,725	2,675
Dow Chemical Co.	49,343	2,572
Monsanto Co.	21,032	2,001
LyondellBasell Industries NV Class A	16,832	1,613
Praxair Inc.	12,663	1,428
Precision Castparts Corp.	6,055	1,402
Ecolab Inc.	11,610	1,383
Air Products & Chemicals Inc.	9,468	1,296
PPG Industries Inc.	11,870	1,255
Sherwin-Williams Co.	3,542	978
International Paper Co.	18,445	772
Ingersoll-Rand plc	11,722	688
Vulcan Materials Co.	5,858	601
Nucor Corp.	13,990	580
WestRock Co.	11,384	576
Alcoa Inc.	57,573	539
Fastenal Co.	13,040	529
Mosaic Co.	15,302	484
Celanese Corp. Class A	6,805	481
CF Industries Holdings Inc.	10,370	478
Eastman Chemical Co.	6,540	475
Martin Marietta Materials Inc.	3,001	472
Masco Corp.	15,448	462
International Flavors & Fragrances Inc.	3,597	432
Acuity Brands Inc.	1,868	431
Newmont Mining Corp.	23,143	426
Ball Corp.	6,130	426
Sealed Air Corp.	9,243	419
Airgas Inc.	2,992	413
Freeport-McMoRan Inc.	49,698	407
Ashland Inc.	2,951	332
* Crown Holdings Inc.	6,085	316
* WR Grace & Co.	3,168	311
Valspar Corp.	3,575	302
Packaging Corp. of America	4,316	293
RPM International Inc.	5,888	277
Albemarle Corp.	5,012	268
FMC Corp.	5,992	257
Owens Corning	5,314	249
Lennox International Inc.	1,803	245
Cytec Industries Inc.	3,122	234
Bemis Co. Inc.	4,539	214
AptarGroup Inc.	2,808	209
Hexcel Corp.	4,424	208
Sonoco Products Co.	4,706	206
Graphic Packaging Holding Co.	15,058	206
Reliance Steel & Aluminum Co.	3,439	202
* Berry Plastics Group Inc.	5,418	197
Steel Dynamics Inc.	11,098	193

NewMarket Corp.	393	162
Olin Corp.	7,325	159
Eagle Materials Inc.	2,284	158
Watsco Inc.	1,219	155
PolyOne Corp.	4,272	154
Sensient Technologies Corp.	2,229	149
* Owens-Illinois Inc.	7,444	144
Scotts Miracle-Gro Co. Class A	2,050	143
* Axalta Coating Systems Ltd.	4,849	141
Southern Copper Corp.	5,378	138
Valmont Industries Inc.	1,158	136
Compass Minerals International Inc.	1,523	128
Belden Inc.	2,037	128
Domtar Corp.	3,087	127
Timken Co.	3,807	123
Huntsman Corp.	9,570	120
Cabot Corp.	2,611	114
Royal Gold Inc.	3,040	109
Silgan Holdings Inc.	2,007	109
* Louisiana-Pacific Corp.	5,895	108
Westlake Chemical Corp.	1,656	99
* Beacon Roofing Supply Inc.	2,123	91
* USG Corp.	3,766	91
Balchem Corp.	1,320	90
Minerals Technologies Inc.	1,431	88
* Chemtura Corp.	2,824	87
KapStone Paper and Packaging Corp.	3,545	86
* Rexnord Corp.	4,201	86
HB Fuller Co.	2,107	84
* Masonite International Corp.	1,262	83
Universal Forest Products Inc.	1,051	81
* Armstrong World Industries Inc.	1,612	80
Mueller Water Products Inc. Class A	8,453	79
Worthington Industries Inc.	2,485	76
Carpenter Technology Corp.	2,117	76
Mueller Industries Inc.	2,381	75
Simpson Manufacturing Co. Inc.	2,012	75
* Platform Specialty Products Corp.	5,923	74
Commercial Metals Co.	4,867	72
* RBC Bearings Inc.	1,002	71
* Headwaters Inc.	3,540	68
* MRC Global Inc.	4,387	65
Axiall Corp.	2,919	61
Kaiser Aluminum Corp.	707	61
Tahoe Resources Inc.	6,768	60
Apogee Enterprises Inc.	1,141	57
* Trex Co. Inc.	1,314	57
Allegheny Technologies Inc.	4,449	56
Interface Inc. Class A	2,802	56
Innospec Inc.	928	54
Schweitzer-Mauduit International Inc.	1,238	52
Comfort Systems USA Inc.	1,572	50
* Boise Cascade Co.	1,560	49
United States Steel Corp.	5,986	48
Chemours Co.	7,473	47
Quaker Chemical Corp.	527	45
Greif Inc. Class A	1,258	45

* Stillwater Mining Co.	4,692	44
US Silica Holdings Inc.	2,059	44
Neenah Paper Inc.	642	43
AAON Inc.	1,665	41
* Cabot Microelectronics Corp.	948	40
A Schulman Inc.	1,137	39
Stepan Co.	748	39
* Clearwater Paper Corp.	739	36
Aceto Corp.	1,259	36
Advanced Drainage Systems Inc.	1,311	35
Calgon Carbon Corp.	2,031	34
* Ferro Corp.	2,820	34
* Univar Inc.	1,767	33
Deltic Timber Corp.	476	31
* US Concrete Inc.	529	31
* Gibraltar Industries Inc.	1,162	31
PH Glatfelter Co.	1,664	30
* Builders FirstSource Inc.	2,107	28
Hecla Mining Co.	14,604	28
Innophos Holdings Inc.	909	27
Globe Specialty Metals Inc.	2,604	26
NN Inc.	1,513	26
* Kraton Performance Polymers Inc.	1,159	26
Griffon Corp.	1,421	26
Materion Corp.	885	26
* Summit Materials Inc. Class A	1,070	24
* Continental Building Products Inc.	1,323	24
Quanex Building Products Corp.	1,279	24
* Installed Building Products Inc.	904	23
* PGT Inc.	1,953	22
Global Brass & Copper Holdings Inc.	914	21
American Vanguard Corp.	1,320	21
Wausau Paper Corp.	1,970	20
Schnitzer Steel Industries Inc.	1,217	20
* Patrick Industries Inc.	475	20
Rayonier Advanced Materials Inc.	1,673	19
Haynes International Inc.	475	19
Insteel Industries Inc.	757	18
* Koppers Holdings Inc.	799	18
* Nortek Inc.	375	18
TimkenSteel Corp.	1,652	17
Hawkins Inc.	402	16
Myers Industries Inc.	1,050	16
* Trinseo SA	569	16
* Unifi Inc.	540	16
* OMNOVA Solutions Inc.	1,989	15
* AK Steel Holding Corp.	6,274	15
* Veritiv Corp.	373	15
FutureFuel Corp.	1,025	15
* NCI Building Systems Inc.	1,234	15
Tronox Ltd. Class A	2,512	15
* Ply Gem Holdings Inc.	1,102	15
LSI Industries Inc.	1,217	14
* Coeur Mining Inc.	5,505	14
Tredegar Corp.	894	14
* Landec Corp.	1,077	14
Chase Corp.	307	14

*,^ Cliffs Natural Resources Inc.		5,388	12
	Culp Inc.	403	11
*	AEP Industries Inc.	124	11
*	Senomyx Inc.	2,280	11
*	Stock Building Supply Holdings Inc.	524	9
*	Intrepid Potash Inc.	2,331	8
*	Century Aluminum Co.	2,221	8
	KMG Chemicals Inc.	408	8
	Kronos Worldwide Inc.	1,112	7
*	LSB Industries Inc.	793	6
*	Lawson Products Inc.	182	5
*	Horsehead Holding Corp.	1,990	5
	LB Foster Co. Class A	386	5
	Omega Flex Inc.	90	4
	Rentech Inc.	1,252	4
*	Handy & Harman Ltd.	155	4
*	Core Molding Technologies Inc.	249	4
	Oil-Dri Corp. of America	112	4
*	Uranium Energy Corp.	3,039	3
*	Northwest Pipe Co.	242	3
	United States Lime & Minerals Inc.	55	3
	Olympic Steel Inc.	232	3
*	Ryerson Holding Corp.	319	2
	Valhi Inc.	633	1
*	NL Industries Inc.	166	1
			38,236
Other (0.0%)[2]
*	First Data Corp. Class A	3,825	65
*	Leap Wireless International Inc CVR	1,716	5
*	Match Group Inc.	219	3
*	Furiex Pharmaceuticals Inc. CVR	213	2
	Restaurant Brands International LP	32	1
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	2,322	—
*	Square Inc.	13	—
*	Cubist Pharmaceuticals, Inc. CVR	1,151	—
*	Omthera Pharmaceuticals Inc. CVR	152	—
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	12	—
*	Clinical Data Contingent Value Rights	32	—
*	Gerber Scientific Inc. CVR	223	—
*	Magnum Hunter Resources Corp. Warrants Exp. 04/15/2016	517	—
			76
Producer Durables (10.8%)
	General Electric Co.	412,771	12,358
	Boeing Co.	30,396	4,421
	3M Co.	27,885	4,366
	United Technologies Corp.	39,157	3,761
	Honeywell International Inc.	34,385	3,574
	Union Pacific Corp.	38,551	3,236
	United Parcel Service Inc. Class B	30,901	3,183
	Accenture plc Class A	27,697	2,970
	Lockheed Martin Corp.	11,877	2,603
	Danaher Corp.	26,124	2,518
	FedEx Corp.	12,531	1,987
	Caterpillar Inc.	26,646	1,936
	General Dynamics Corp.	12,880	1,886
	Automatic Data Processing Inc.	20,636	1,780

Delta Air Lines Inc.	35,919	1,669
Raytheon Co.	13,353	1,656
Northrop Grumman Corp.	8,592	1,601
Emerson Electric Co.	29,295	1,465
Southwest Airlines Co.	29,184	1,339
Norfolk Southern Corp.	13,370	1,271
American Airlines Group Inc.	30,533	1,260
CSX Corp.	43,655	1,241
Illinois Tool Works Inc.	13,067	1,228
Eaton Corp. plc	20,409	1,187
Deere & Co.	14,620	1,163
Waste Management Inc.	20,149	1,083
* United Continental Holdings Inc.	16,867	940
Roper Technologies Inc.	4,425	856
PACCAR Inc.	15,523	807
Cummins Inc.	7,918	795
Paychex Inc.	14,382	780
Stanley Black & Decker Inc.	6,801	742
Tyco International plc	18,697	660
Parker-Hannifin Corp.	6,039	632
Rockwell Automation Inc.	5,867	624
AMETEK Inc.	10,641	601
* Verisk Analytics Inc. Class A	7,443	558
* TransDigm Group Inc.	2,348	551
WW Grainger Inc.	2,736	549
Rockwell Collins Inc.	5,886	546
Textron Inc.	12,355	527
Xerox Corp.	48,899	516
* Waters Corp.	3,638	483
Republic Services Inc. Class A	10,692	470
Dover Corp.	7,094	467
* Stericycle Inc.	3,765	455
Alaska Air Group Inc.	5,687	453
Pentair plc	7,940	450
L-3 Communications Holdings Inc.	3,664	449
Snap-on Inc.	2,582	445
Kansas City Southern	4,857	442
CH Robinson Worldwide Inc.	6,433	434
* Mettler-Toledo International Inc.	1,210	415
Expeditors International of Washington Inc.	8,492	412
Towers Watson & Co. Class A	3,006	404
Cintas Corp.	4,130	378
* IHS Inc. Class A	2,988	368
Wabtec Corp.	4,302	345
* United Rentals Inc.	4,261	335
* JetBlue Airways Corp.	13,529	335
* Spirit AeroSystems Holdings Inc. Class A	6,176	324
Fluor Corp.	6,456	314
JB Hunt Transport Services Inc.	4,005	313
ManpowerGroup Inc.	3,434	310
* CoStar Group Inc.	1,448	303
Robert Half International Inc.	5,912	303
Xylem Inc.	8,026	300
Waste Connections Inc.	5,469	298
Huntington Ingalls Industries Inc.	2,176	285
Allegion plc	4,235	285
* Middleby Corp.	2,520	277

Flowserve Corp.	5,971	276
IDEX Corp.	3,468	273
ADT Corp.	7,659	272
* Trimble Navigation Ltd.	11,790	270
Avery Dennison Corp.	4,060	268
AO Smith Corp.	3,348	267
Hubbell Inc. Class B	2,597	258
Carlisle Cos. Inc.	2,860	253
* Jacobs Engineering Group Inc.	5,705	252
Orbital ATK Inc.	2,791	240
* HD Supply Holdings Inc.	7,571	239
* Keysight Technologies Inc.	7,559	233
Macquarie Infrastructure Corp.	3,073	231
* Copart Inc.	5,835	230
Allison Transmission Holdings Inc.	8,116	227
* AECOM	6,969	222
B/E Aerospace Inc.	4,758	220
Nordson Corp.	2,847	206
* Old Dominion Freight Line Inc.	3,220	205
* Quanta Services Inc.	9,157	202
Graco Inc.	2,657	200
Donaldson Co. Inc.	6,360	200
Lincoln Electric Holdings Inc.	3,503	198
Pitney Bowes Inc.	9,075	196
Chicago Bridge & Iron Co. NV	4,545	194
Toro Co.	2,520	194
FLIR Systems Inc.	6,325	193
Trinity Industries Inc.	7,001	190
* Zebra Technologies Corp.	2,369	190
* Genpact Ltd.	7,294	184
AGCO Corp.	3,489	175
MAXIMUS Inc.	3,059	174
* Genesee & Wyoming Inc. Class A	2,444	169
ITT Corp.	4,207	167
National Instruments Corp.	5,295	166
Oshkosh Corp.	3,752	165
* Kirby Corp.	2,531	163
Ryder System Inc.	2,456	162
Air Lease Corp. Class A	4,756	160
Woodward Inc.	3,137	158
Curtiss-Wright Corp.	2,246	158
RR Donnelley & Sons Co.	9,780	157
* Teledyne Technologies Inc.	1,633	151
EMCOR Group Inc.	2,992	151
BWX Technologies Inc.	4,904	149
Booz Allen Hamilton Holding Corp. Class A	4,624	141
MSC Industrial Direct Co. Inc. Class A	2,252	139
* Esterline Technologies Corp.	1,449	138
KBR Inc.	6,978	136
Deluxe Corp.	2,275	133
Regal Beloit Corp.	2,038	131
Landstar System Inc.	2,102	131
* Colfax Corp.	4,636	125
CLARCOR Inc.	2,316	122
* Dycom Industries Inc.	1,397	122
Crane Co.	2,343	122
EnerSys	2,048	121

* Spirit Airlines Inc.	3,277	120
CEB Inc.	1,534	119
Rollins Inc.	4,352	118
* Clean Harbors Inc.	2,680	116
Healthcare Services Group Inc.	2,932	108
Allegiant Travel Co. Class A	617	108
* Moog Inc. Class A	1,588	105
Convergys Corp.	4,070	105
Littelfuse Inc.	949	103
* On Assignment Inc.	2,161	101
* Electronics For Imaging Inc.	1,953	96
Kennametal Inc.	3,266	96
Manitowoc Co. Inc.	5,612	95
* Advisory Board Co.	1,758	95
Matson Inc.	1,816	94
* Generac Holdings Inc.	2,853	92
Terex Corp.	4,332	89
* Hawaiian Holdings Inc.	2,437	88
* XPO Logistics Inc.	2,892	88
* OSI Systems Inc.	941	88
Barnes Group Inc.	2,271	87
Lexmark International Inc. Class A	2,517	86
* WESCO International Inc.	1,797	86
GATX Corp.	1,804	84
Brink's Co.	2,522	81
HNI Corp.	1,833	81
Triumph Group Inc.	2,016	81
* ExlService Holdings Inc.	1,715	80
Herman Miller Inc.	2,522	80
Hillenbrand Inc.	2,636	80
Franklin Electric Co. Inc.	2,433	79
Korn/Ferry International	2,130	78
Covanta Holding Corp.	4,714	76
* Darling Ingredients Inc.	6,849	75
Watts Water Technologies Inc. Class A	1,325	74
Applied Industrial Technologies Inc.	1,713	73
HEICO Corp. Class A	1,673	73
Steelcase Inc. Class A	3,542	71
Copa Holdings SA Class A	1,362	70
ABM Industries Inc.	2,351	70
Knight Transportation Inc.	2,629	70
* KLX Inc.	2,171	70
Mobile Mini Inc.	1,923	68
* Proto Labs Inc.	1,000	68
UniFirst Corp.	617	67
Tetra Tech Inc.	2,387	66
* FTI Consulting Inc.	1,759	66
Scorpio Tankers Inc.	7,471	65
* WageWorks Inc.	1,518	65
Forward Air Corp.	1,322	64
Granite Construction Inc.	1,527	62
Joy Global Inc.	3,981	61
AZZ Inc.	1,022	61
Actuant Corp. Class A	2,427	60
* Swift Transportation Co.	3,676	59
* Huron Consulting Group Inc.	993	58
* SPX FLOW Inc.	1,687	57

Nordic American Tankers Ltd.	3,827	57
John Bean Technologies Corp.	1,134	55
* Itron Inc.	1,526	55
Essendant Inc.	1,507	55
Teekay Corp.	1,947	54
* Hub Group Inc. Class A	1,393	54
MSA Safety Inc.	1,137	53
Aircastle Ltd.	2,536	53
* MasTec Inc.	2,587	53
G&K Services Inc. Class A	777	52
Exponent Inc.	1,000	52
Brady Corp. Class A	1,875	49
* TrueBlue Inc.	1,689	49
* Sykes Enterprises Inc.	1,552	49
* Astronics Corp.	1,264	49
* Aerojet Rocketdyne Holdings Inc.	2,663	47
SkyWest Inc.	2,262	47
* TopBuild Corp.	1,527	47
* Advanced Energy Industries Inc.	1,592	46
Werner Enterprises Inc.	1,711	46
Tennant Co.	740	46
Standex International Corp.	504	45
EnPro Industries Inc.	895	45
Bristow Group Inc.	1,460	45
Albany International Corp.	1,096	43
Ship Finance International Ltd.	2,456	43
Kaman Corp.	1,052	42
Knoll Inc.	1,895	42
* TASER International Inc.	2,236	42
* Babcock & Wilcox Enterprises Inc.	2,159	41
Federal Signal Corp.	2,439	41
* Atlas Air Worldwide Holdings Inc.	995	41
Cubic Corp.	846	41
ESCO Technologies Inc.	1,005	39
HEICO Corp.	746	38
* TriMas Corp.	1,768	38
* Virgin America Inc.	1,050	38
Heartland Express Inc.	1,976	38
* Navigant Consulting Inc.	2,124	37
MTS Systems Corp.	571	36
Lindsay Corp.	512	36
Briggs & Stratton Corp.	1,872	36
Encore Wire Corp.	814	36
Greenbrier Cos. Inc.	1,044	35
* Wabash National Corp.	2,685	35
Primoris Services Corp.	1,505	35
Badger Meter Inc.	568	35
* ACCO Brands Corp.	4,433	34
Insperity Inc.	790	34
* PHH Corp.	1,989	34
AAR Corp.	1,368	34
Astec Industries Inc.	830	33
* Rush Enterprises Inc. Class A	1,365	33
Multi-Color Corp.	524	33
Harsco Corp.	3,113	32
US Ecology Inc.	846	32
* Wesco Aircraft Holdings Inc.	2,375	32

*	TriNet Group Inc.	1,607	32
*	Team Inc.	825	31
*	Navistar International Corp.	2,146	31
*	ICF International Inc.	860	31
	Altra Industrial Motion Corp.	1,092	31
	CIRCOR International Inc.	660	30
*	Aegion Corp. Class A	1,358	30
	McGrath RentCorp	1,013	30
	Sun Hydraulics Corp.	890	29
*	RPX Corp.	2,106	29
	General Cable Corp.	1,897	29
*	Engility Holdings Inc.	822	28
*	Echo Global Logistics Inc.	1,172	28
*	Tutor Perini Corp.	1,458	27
	TAL International Group Inc.	1,345	27
*	YRC Worldwide Inc.	1,565	26
*	Paylocity Holding Corp.	591	26
	Kforce Inc.	963	26
	DHT Holdings Inc.	3,456	26
*	Chart Industries Inc.	1,202	26
*	Saia Inc.	1,041	26
*	UTi Worldwide Inc.	3,643	25
	American Railcar Industries Inc.	447	25
	Resources Connection Inc.	1,378	25
	Teekay Tankers Ltd. Class A	3,543	25
	Raven Industries Inc.	1,478	25
	ArcBest Corp.	1,009	24
*	CBIZ Inc.	2,212	24
	H&E Equipment Services Inc.	1,172	23
*	Lydall Inc.	633	23
*	Monster Worldwide Inc.	3,560	23
*	Aerovironment Inc.	893	23
	Gorman-Rupp Co.	683	22
*	Thermon Group Holdings Inc.	1,203	22
	TeleTech Holdings Inc.	741	21
	Alamo Group Inc.	376	21
	Hyster-Yale Materials Handling Inc.	368	21
	Hackett Group Inc.	1,121	21
	Ennis Inc.	1,047	21
	Argan Inc.	526	21
	Heidrick & Struggles International Inc.	705	20
*	FARO Technologies Inc.	673	20
	GasLog Ltd.	1,680	20
	Douglas Dynamics Inc.	847	20
*	Milacron Holdings Corp.	1,313	19
*	Air Transport Services Group Inc.	1,973	19
	SPX Corp.	1,687	19
*	DXP Enterprises Inc.	561	18
	Kadant Inc.	420	18
	Kelly Services Inc. Class A	1,042	18
*	Scorpio Bulkers Inc.	19,387	17
	Tidewater Inc.	1,821	17
*,^ Plug Power Inc.		7,637	17
*	MYR Group Inc.	774	16
*	SP Plus Corp.	644	16
*	GP Strategies Corp.	570	16
*	Modine Manufacturing Co.	1,715	16

* DHI Group Inc.	1,714	16
* Dorian LPG Ltd.	1,178	16
Marten Transport Ltd.	859	16
Mesa Laboratories Inc.	143	15
Forrester Research Inc.	469	15
* Mistras Group Inc.	708	15
Columbus McKinnon Corp.	737	15
Powell Industries Inc.	423	15
Textainer Group Holdings Ltd.	960	15
Kimball International Inc. Class B	1,193	15
Barrett Business Services Inc.	330	15
Celadon Group Inc.	1,056	15
FreightCar America Inc.	605	15
* Furmanite Corp.	1,724	14
VSE Corp.	228	14
* Casella Waste Systems Inc. Class A	2,039	14
Park-Ohio Holdings Corp.	325	14
* Roadrunner Transportation Systems Inc.	1,238	14
Miller Industries Inc.	606	13
* Vectrus Inc.	548	13
Quad/Graphics Inc.	1,263	13
Navios Maritime Acquisition Corp.	3,721	13
* Ascent Capital Group Inc. Class A	616	12
Ardmore Shipping Corp.	966	12
* Great Lakes Dredge & Dock Corp.	2,565	12
* PHI Inc.	528	11
* Frontline Ltd.	3,664	11
* ServiceSource International Inc.	2,026	11
* Titan Machinery Inc.	862	11
CECO Environmental Corp.	1,203	10
Graham Corp.	559	10
* Republic Airways Holdings Inc.	2,358	10
* Kratos Defense & Security Solutions Inc.	2,120	10
* InnerWorkings Inc.	1,141	10
* Blount International Inc.	1,643	10
* USA Truck Inc.	451	9
Titan International Inc.	2,024	9
Hurco Cos. Inc.	328	9
* Ducommun Inc.	521	9
* CAI International Inc.	762	9
* Covenant Transportation Group Inc. Class A	395	8
* Control4 Corp.	1,132	8
* Xerium Technologies Inc.	614	7
* Gener8 Maritime Inc.	734	7
* Heritage-Crystal Clean Inc.	650	7
* Orion Marine Group Inc.	1,492	7
Universal Truckload Services Inc.	397	6
* CRA International Inc.	265	6
* Hill International Inc.	1,749	6
* TRC Cos. Inc.	561	6
NACCO Industries Inc. Class A	133	6
Gulfmark Offshore Inc.	840	5
* PFSweb Inc.	406	5
* Commercial Vehicle Group Inc.	1,487	5
Electro Rent Corp.	485	5
* Liquidity Services Inc.	708	5
Allied Motion Technologies Inc.	199	5

* Astronics Corp. Class B	120	5
Navios Maritime Holdings Inc.	2,669	4
* Vicor Corp.	453	4
* HC2 Holdings Inc.	670	4
* Vishay Precision Group Inc.	326	4
* Radiant Logistics Inc.	892	4
* Patriot National Inc.	261	4
* Golden Ocean Group Ltd.	2,194	4
* NV5 Holdings Inc.	158	4
Marlin Business Services Corp.	209	4
* Power Solutions International Inc.	153	4
* ExOne Co.	333	3
Preformed Line Products Co.	74	3
* PAM Transportation Services Inc.	92	3
* Accuride Corp.	1,038	3
* Volt Information Sciences Inc.	317	3
* Neff Corp. Class A	305	3
Twin Disc Inc.	214	2
CDI Corp.	349	2
* Eagle Bulk Shipping Inc.	744	2
* 6D Global Technologies Inc.	649	2
* Blue Bird Corp.	157	2
Safe Bulkers Inc.	996	1
* Ultrapetrol Bahamas Ltd.	448	—
		108,168
Technology (16.9%)
Apple Inc.	253,045	29,935
Microsoft Corp.	355,314	19,311
* Facebook Inc. Class A	95,064	9,909
* Alphabet Inc. Class A	12,676	9,670
* Alphabet Inc.	12,923	9,597
Intel Corp.	208,363	7,245
Cisco Systems Inc.	223,383	6,087
International Business Machines Corp.	39,879	5,560
Oracle Corp.	139,181	5,424
QUALCOMM Inc.	71,669	3,497
Texas Instruments Inc.	45,578	2,649
* salesforce.com inc	28,753	2,291
EMC Corp.	85,111	2,157
* Adobe Systems Inc.	22,093	2,021
* Cognizant Technology Solutions Corp. Class A	26,754	1,728
Avago Technologies Ltd. Class A	11,227	1,465
* Yahoo! Inc.	41,273	1,395
Broadcom Corp. Class A	24,342	1,330
Intuit Inc.	12,048	1,207
* Hewlett Packard Enterprise Co.	79,648	1,184
* LinkedIn Corp. Class A	4,812	1,170
Corning Inc.	55,536	1,040
Applied Materials Inc.	54,113	1,016
* HP Inc.	79,648	999
* Electronic Arts Inc.	13,887	941
Analog Devices Inc.	13,736	847
Activision Blizzard Inc.	22,014	829
* Micron Technology Inc.	47,419	755
NVIDIA Corp.	23,681	751
Amphenol Corp. Class A	13,616	750
Altera Corp.	13,336	704

Skyworks Solutions Inc.	8,397	697
SanDisk Corp.	9,203	680
* Red Hat Inc.	8,024	653
* Autodesk Inc.	10,109	642
* Twitter Inc.	24,874	632
Western Digital Corp.	9,883	617
* Palo Alto Networks Inc.	3,172	594
* ServiceNow Inc.	6,818	593
* SBA Communications Corp. Class A	5,637	593
Symantec Corp.	29,661	581
Xilinx Inc.	11,519	572
Motorola Solutions Inc.	7,722	554
Lam Research Corp.	7,038	550
* Citrix Systems Inc.	7,110	545
Juniper Networks Inc.	17,623	531
Maxim Integrated Products Inc.	12,568	487
Linear Technology Corp.	10,599	485
KLA-Tencor Corp.	6,912	459
Harris Corp.	5,488	456
* Akamai Technologies Inc.	7,852	452
Microchip Technology Inc.	9,115	440
* VeriSign Inc.	4,506	403
NetApp Inc.	12,916	396
CA Inc.	14,087	396
Amdocs Ltd.	6,883	389
* Workday Inc. Class A	4,606	386
* Qorvo Inc.	6,488	377
* ANSYS Inc.	3,895	363
* Synopsys Inc.	6,761	339
* Gartner Inc.	3,612	337
* F5 Networks Inc.	3,202	330
CDK Global Inc.	6,933	329
* Splunk Inc.	5,462	325
* Cadence Design Systems Inc.	12,908	288
Avnet Inc.	6,049	274
* Tyler Technologies Inc.	1,513	270
SS&C Technologies Holdings Inc.	3,626	261
* Manhattan Associates Inc.	3,364	258
CDW Corp.	5,951	257
* Ultimate Software Group Inc.	1,289	255
* Arrow Electronics Inc.	4,296	243
* Nuance Communications Inc.	11,301	237
* Fortinet Inc.	6,277	226
Jabil Circuit Inc.	8,809	225
* VMware Inc. Class A	3,588	220
* Tableau Software Inc. Class A	2,268	220
Ingram Micro Inc.	7,045	218
* ON Semiconductor Corp.	19,873	218
* NCR Corp.	7,812	212
DST Systems Inc.	1,699	208
IAC/InterActiveCorp	3,288	206
Teradyne Inc.	9,697	201
* Integrated Device Technology Inc.	7,054	198
* Teradata Corp.	6,538	196
* CSRA Inc.	6,183	195
* Freescale Semiconductor Ltd.	4,992	194
* PTC Inc.	5,381	194

Computer Sciences Corp.	6,183	194
* Guidewire Software Inc.	3,220	191
* ARRIS Group Inc.	6,146	188
Marvell Technology Group Ltd.	20,753	184
Brocade Communications Systems Inc.	19,157	180
* EPAM Systems Inc.	2,255	178
* SolarWinds Inc.	3,038	178
Leidos Holdings Inc.	3,035	176
* Aspen Technology Inc.	3,954	174
* Cavium Inc.	2,553	171
Cypress Semiconductor Corp.	15,563	168
Solera Holdings Inc.	3,114	167
Atmel Corp.	19,294	167
* IMS Health Holdings Inc.	6,011	167
* Microsemi Corp.	4,506	162
* Rackspace Hosting Inc.	5,572	159
* NetSuite Inc.	1,846	158
FEI Co.	1,967	157
Sabre Corp.	5,355	157
* VeriFone Systems Inc.	5,326	153
* Synaptics Inc.	1,695	152
Cognex Corp.	4,068	151
* IPG Photonics Corp.	1,572	143
* CommScope Holding Co. Inc.	4,947	142
* FireEye Inc.	6,184	141
* Proofpoint Inc.	1,903	140
* Take-Two Interactive Software Inc.	3,911	138
* Verint Systems Inc.	2,952	138
* Cree Inc.	4,995	138
* NetScout Systems Inc.	4,136	137
* Qlik Technologies Inc.	4,198	134
Blackbaud Inc.	2,134	132
* Ciena Corp.	5,123	128
* ACI Worldwide Inc.	5,368	126
* Infinera Corp.	5,499	124
* ViaSat Inc.	1,927	119
Monolithic Power Systems Inc.	1,658	113
SYNNEX Corp.	1,196	113
* Tech Data Corp.	1,521	103
* PMC-Sierra Inc.	8,559	101
* Arista Networks Inc.	1,367	100
* CACI International Inc. Class A	998	100
* Fairchild Semiconductor International Inc. Class A	4,916	96
* Fleetmatics Group plc	1,609	96
Science Applications International Corp.	1,892	95
* Silicon Laboratories Inc.	1,751	95
Diebold Inc.	2,685	93
* Universal Display Corp.	1,689	89
* Cirrus Logic Inc.	2,633	87
Mentor Graphics Corp.	4,612	86
* Acxiom Corp.	3,663	84
Plantronics Inc.	1,584	84
* Imperva Inc.	1,108	83
* Zynga Inc. Class A	31,937	82
MKS Instruments Inc.	2,225	82
* Anixter International Inc.	1,195	81
Intersil Corp. Class A	5,625	81

* Yelp Inc. Class A	2,683	81
* Cornerstone OnDemand Inc.	2,246	81
* Ambarella Inc.	1,281	80
* OmniVision Technologies Inc.	2,733	80
* Entegris Inc.	5,850	80
* Sanmina Corp.	3,512	80
* GrubHub Inc.	3,101	80
Power Integrations Inc.	1,536	79
InterDigital Inc.	1,497	79
* Polycom Inc.	5,755	78
* Ellie Mae Inc.	1,224	78
* CommVault Systems Inc.	1,896	78
* LogMeIn Inc.	1,037	74
* Syntel Inc.	1,505	73
Dolby Laboratories Inc. Class A	2,096	72
* EchoStar Corp. Class A	1,824	71
* Demandware Inc.	1,368	70
Tessera Technologies Inc.	2,196	70
Vishay Intertechnology Inc.	5,758	69
* Coherent Inc.	1,006	68
* MicroStrategy Inc. Class A	393	68
* Synchronoss Technologies Inc.	1,635	64
* Virtusa Corp.	1,269	62
* Knowles Corp.	3,714	61
* Viavi Solutions Inc.	9,599	61
* comScore Inc.	1,428	60
* NETGEAR Inc.	1,357	60
* NeuStar Inc. Class A	2,345	59
* Rambus Inc.	4,943	59
* Groupon Inc. Class A	20,348	59
* Advanced Micro Devices Inc.	24,638	58
* Cray Inc.	1,671	58
* Luxoft Holding Inc. Class A	716	55
King Digital Entertainment plc	3,118	55
* Envestnet Inc.	1,667	54
* Stratasys Ltd.	2,158	54
* Paycom Software Inc.	1,232	54
Methode Electronics Inc.	1,487	54
* Zendesk Inc.	2,074	53
* Finisar Corp.	4,364	53
NIC Inc.	2,537	52
* Semtech Corp.	2,572	52
* DigitalGlobe Inc.	3,031	51
* Bottomline Technologies de Inc.	1,632	50
* Progress Software Corp.	2,034	49
* RingCentral Inc. Class A	2,121	49
* Callidus Software Inc.	2,341	49
* Plexus Corp.	1,297	48
* Inphi Corp.	1,485	48
* SPS Commerce Inc.	634	47
* Benchmark Electronics Inc.	2,184	47
CSG Systems International Inc.	1,302	47
* BroadSoft Inc.	1,150	46
* RealPage Inc.	2,053	46
Monotype Imaging Holdings Inc.	1,660	44
* QLogic Corp.	3,385	44
* 3D Systems Corp.	4,693	43

* ScanSource Inc.	1,109	43
Pegasystems Inc.	1,423	42
* Ubiquiti Networks Inc.	1,186	41
* MaxLinear Inc.	2,359	41
* Marketo Inc.	1,340	41
* Insight Enterprises Inc.	1,514	41
* Rovi Corp.	3,433	41
* HubSpot Inc.	747	40
* Web.com Group Inc.	1,669	40
Ebix Inc.	1,067	40
* Rogers Corp.	721	40
* Bankrate Inc.	2,675	39
* Lumentum Holdings Inc.	1,919	38
* II-VI Inc.	2,060	38
* iRobot Corp.	1,155	38
* Qualys Inc.	954	37
* Infoblox Inc.	2,427	36
EarthLink Holdings Corp.	3,936	36
ADTRAN Inc.	2,215	36
* Super Micro Computer Inc.	1,452	36
* M/A-COM Technology Solutions Holdings Inc.	965	36
* InvenSense Inc.	3,005	35
ManTech International Corp. Class A	1,014	34
* Diodes Inc.	1,451	34
* AVG Technologies NV	1,595	34
* Ruckus Wireless Inc.	2,918	33
* Cvent Inc.	918	33
* Rofin-Sinar Technologies Inc.	1,152	33
* Photronics Inc.	2,976	33
* Veeco Instruments Inc.	1,587	32
Integrated Silicon Solution Inc.	1,411	32
* Ixia	2,463	32
* Fabrinet	1,326	32
* GoDaddy Inc. Class A	1,018	32
* Endurance International Group Holdings Inc.	2,263	32
* Black Knight Financial Services Inc. Class A	893	31
Brooks Automation Inc.	2,732	30
* Lattice Semiconductor Corp.	4,799	30
* Gigamon Inc.	1,072	29
AVX Corp.	2,091	28
* CalAmp Corp.	1,515	28
* Perficient Inc.	1,579	28
* Newport Corp.	1,657	27
* Amkor Technology Inc.	3,929	27
* Applied Micro Circuits Corp.	3,517	26
* Unisys Corp.	1,940	25
* Globant SA	689	24
* ShoreTel Inc.	2,339	24
* Mercury Systems Inc.	1,193	23
* CEVA Inc.	907	23
CTS Corp.	1,212	23
* Interactive Intelligence Group Inc.	666	23
* Loral Space & Communications Inc.	518	23
* Xura Inc.	870	23
* Textura Corp.	911	22
* VASCO Data Security International Inc.	1,171	22
* Ultratech Inc.	1,289	21

* TTM Technologies Inc.	2,721	21
* Extreme Networks Inc.	4,812	21
* Q2 Holdings Inc.	756	21
* Nimble Storage Inc.	1,971	21
* Actua Corp.	1,773	21
* PROS Holdings Inc.	832	20
* GTT Communications Inc.	937	20
* LivePerson Inc.	2,499	19
* Blucora Inc.	1,828	19
* Global Eagle Entertainment Inc.	1,793	19
* Wix.com Ltd.	765	19
* Rudolph Technologies Inc.	1,323	19
* Harmonic Inc.	3,384	19
* Inovalon Holdings Inc. Class A	1,007	19
* Rubicon Project Inc.	1,227	18
* FormFactor Inc.	2,049	18
* Silver Spring Networks Inc.	1,330	18
* Oclaro Inc.	5,099	18
* TrueCar Inc.	2,178	17
* GSI Group Inc.	1,215	17
* Intralinks Holdings Inc.	1,625	17
* ePlus Inc.	185	16
* Immersion Corp.	1,196	16
* DTS Inc.	620	16
* pdvWireless Inc.	600	16
Epiq Systems Inc.	1,171	16
* Glu Mobile Inc.	4,653	16
* Digi International Inc.	1,257	16
* Zix Corp.	2,790	16
* Vocera Communications Inc.	1,166	15
American Science & Engineering Inc.	347	15
* Kimball Electronics Inc.	1,309	15
* Nanometrics Inc.	936	15
* Tangoe Inc.	1,709	15
* Sigma Designs Inc.	1,690	15
* RetailMeNot Inc.	1,490	15
* Calix Inc.	1,826	14
Park Electrochemical Corp.	821	14
Cohu Inc.	1,093	14
* ChannelAdvisor Corp.	1,091	14
* Internap Corp.	1,991	14
Acacia Research Corp.	2,351	14
* Applied Optoelectronics Inc.	725	14
* Lionbridge Technologies Inc.	2,535	13
* TeleCommunication Systems Inc. Class A	2,728	13
* SciQuest Inc.	1,015	13
* Ciber Inc.	3,672	13
IXYS Corp.	1,015	13
Comtech Telecommunications Corp.	584	13
American Software Inc. Class A	1,237	13
* Benefitfocus Inc.	309	13
* Axcelis Technologies Inc.	4,650	12
Daktronics Inc.	1,410	12
* DSP Group Inc.	1,161	12
* Cascade Microtech Inc.	743	12
Sapiens International Corp. NV	1,103	12
* Jive Software Inc.	2,375	12

* Seachange International Inc.	1,674	12
* Avid Technology Inc.	1,537	12
Reis Inc.	466	12
* A10 Networks Inc.	1,503	12
* Silicon Graphics International Corp.	1,937	11
NVE Corp.	189	11
* Xcerra Corp.	1,856	11
* Sonus Networks Inc.	1,589	11
* Digimarc Corp.	309	11
* Bazaarvoice Inc.	2,374	11
* PC Connection Inc.	490	11
Bel Fuse Inc. Class B	523	11
* Alpha & Omega Semiconductor Ltd.	1,108	11
* Multi-Fineline Electronix Inc.	427	11
* Sparton Corp.	495	10
* Brightcove Inc.	1,487	10
* PDF Solutions Inc.	914	10
* Kopin Corp.	3,511	10
* Exar Corp.	1,554	10
* KEYW Holding Corp.	1,507	10
* NeoPhotonics Corp.	924	10
* Evolent Health Inc. Class A	588	10
Checkpoint Systems Inc.	1,505	9
* OPOWER Inc.	1,001	9
* Five9 Inc.	1,393	9
QAD Inc. Class A	399	9
* Carbonite Inc.	944	9
Alliance Fiber Optic Products Inc.	579	9
* Telenav Inc.	1,247	9
* Model N Inc.	734	9
* KVH Industries Inc.	842	8
* Ultra Clean Holdings Inc.	1,613	8
* ARC Document Solutions Inc.	1,592	8
Black Box Corp.	709	8
* Mattson Technology Inc.	2,476	7
* Quantum Corp.	8,238	7
* Varonis Systems Inc.	403	7
* TechTarget Inc.	783	7
* Marin Software Inc.	1,705	7
* MobileIron Inc.	1,509	7
* New Relic Inc.	173	7
* Violin Memory Inc.	4,893	6
* Aerohive Networks Inc.	1,008	6
* EMCORE Corp.	838	6
* Box Inc.	403	6
* United Online Inc.	475	5
* MINDBODY Inc. Class A	307	5
* Barracuda Networks Inc.	274	5
* Everyday Health Inc.	844	5
* Rocket Fuel Inc.	1,358	5
* Limelight Networks Inc.	2,749	5
* Workiva Inc.	221	4
* Clearfield Inc.	294	4
* Agilysys Inc.	353	4
* Hortonworks Inc.	221	4
* Datalink Corp.	495	4
* Xactly Corp.	334	3

* VirnetX Holding Corp.	1,219	3
* Park City Group Inc.	241	3
ModusLink Global Solutions Inc.	958	3
* Digital Turbine Inc.	1,582	2
* RealNetworks Inc.	586	2
* Novatel Wireless Inc.	1,247	2
* Imation Corp.	1,152	2
* Amber Road Inc.	368	2
* Travelzoo Inc.	201	2
* Guidance Software Inc.	233	1
* Alarm.com Holdings Inc.	78	1
* Connecture Inc.	202	1
* Apigee Corp.	77	1
* MaxPoint Interactive Inc.	220	—
* Appfolio Inc.	18	—
* Code Rebel Corp.	38	—
		169,413
Utilities (4.9%)
AT&T Inc.	267,363	9,002
Verizon Communications Inc.	179,126	8,141
Duke Energy Corp.	30,301	2,053
NextEra Energy Inc.	19,509	1,948
Southern Co.	39,748	1,770
Dominion Resources Inc.	26,219	1,766
American Electric Power Co. Inc.	21,433	1,200
PG&E Corp.	20,988	1,107
Sempra Energy	10,870	1,079
Exelon Corp.	37,603	1,027
PPL Corp.	29,168	993
Public Service Enterprise Group Inc.	22,145	866
Edison International	14,295	849
Consolidated Edison Inc.	12,884	801
Xcel Energy Inc.	22,216	792
Eversource Energy	14,030	715
WEC Energy Group Inc.	13,960	689
CenturyLink Inc.	24,992	673
* Level 3 Communications Inc.	12,627	642
DTE Energy Co.	7,825	630
FirstEnergy Corp.	18,467	580
Entergy Corp.	7,925	528
Ameren Corp.	10,708	469
American Water Works Co. Inc.	7,964	460
* T-Mobile US Inc.	12,175	432
CMS Energy Corp.	12,281	430
SCANA Corp.	6,216	368
AGL Resources Inc.	5,217	326
CenterPoint Energy Inc.	18,675	317
Pinnacle West Capital Corp.	4,836	306
Alliant Energy Corp.	4,962	299
AES Corp.	29,678	296
Pepco Holdings Inc.	11,175	287
Atmos Energy Corp.	4,480	279
TECO Energy Inc.	10,459	275
NiSource Inc.	14,132	271
Westar Energy Inc. Class A	6,295	269
UGI Corp.	7,633	265
Frontier Communications Corp.	52,422	262

ITC Holdings Corp.	6,993	258
* Calpine Corp.	16,494	244
Aqua America Inc.	8,082	237
OGE Energy Corp.	8,893	232
Piedmont Natural Gas Co. Inc.	3,733	217
Great Plains Energy Inc.	7,001	189
NRG Energy Inc.	14,727	182
j2 Global Inc.	2,255	181
National Fuel Gas Co.	3,886	178
Vectren Corp.	3,835	163
IDACORP Inc.	2,380	162
* Zayo Group Holdings Inc.	6,567	160
MDU Resources Group Inc.	9,052	158
Questar Corp.	8,138	154
Hawaiian Electric Industries Inc.	5,091	146
Cleco Corp.	2,839	142
WGL Holdings Inc.	2,261	139
Portland General Electric Co.	3,762	139
UIL Holdings Corp.	2,566	130
* Sprint Corp.	34,874	127
Telephone & Data Systems Inc.	4,341	123
Southwest Gas Corp.	2,136	120
New Jersey Resources Corp.	3,947	119
NorthWestern Corp.	2,170	118
ONE Gas Inc.	2,160	105
Laclede Group Inc.	1,777	104
ALLETE Inc.	2,017	103
* Dynegy Inc.	6,123	99
PNM Resources Inc.	3,324	96
Avista Corp.	2,588	90
Black Hills Corp.	1,866	80
MGE Energy Inc.	1,637	71
El Paso Electric Co.	1,735	67
South Jersey Industries Inc.	2,891	66
Cogent Communications Holdings Inc.	1,961	66
American States Water Co.	1,504	63
West Corp.	2,198	56
Northwest Natural Gas Co.	1,101	54
Ormat Technologies Inc.	1,439	53
Pattern Energy Group Inc. Class A	2,869	51
Shenandoah Telecommunications Co.	963	46
* Vonage Holdings Corp.	7,179	46
* 8x8 Inc.	3,750	44
Consolidated Communications Holdings Inc.	1,965	43
California Water Service Group	1,856	42
* Globalstar Inc.	18,993	41
* Gogo Inc.	2,168	39
Otter Tail Corp.	1,451	39
Empire District Electric Co.	1,679	38
NRG Yield Inc.	2,587	37
Atlantic Tele-Network Inc.	431	34
* Cincinnati Bell Inc.	8,593	32
Chesapeake Utilities Corp.	599	32
Abengoa Yield plc	2,096	30
* Iridium Communications Inc.	3,649	30
Inteliquent Inc.	1,481	28
* Talen Energy Corp.	3,571	28

*	General Communication Inc. Class A			1,311	27
*	inContact Inc.			2,728	27
*	Premiere Global Services Inc.			1,876	26
	Windstream Holdings Inc.			4,151	26
*	United States Cellular Corp.			502	21
	Unitil Corp.			538	19
*	ORBCOMM Inc.			2,856	18
	NRG Yield Inc. Class A			1,324	18
	SJW Corp.			566	17
	Middlesex Water Co.			666	17
	Spok Holdings Inc.			908	17
	Connecticut Water Service Inc.			454	16
*	FairPoint Communications Inc.			842	15
	York Water Co.			623	15
*	Boingo Wireless Inc.			1,811	12
*	Hawaiian Telcom Holdco Inc.			505	12
	Atlantic Power Corp.			5,469	11
	IDT Corp. Class B			742	9
	Lumos Networks Corp.			741	9
	Consolidated Water Co. Ltd.			477	6
	Artesian Resources Corp. Class A			191	5
*	Pendrell Corp.			9,083	5
	Genie Energy Ltd. Class B			423	5
*	Intelsat SA			865	4
*	Straight Path Communications Inc. Class B			309	4
*	NTELOS Holdings Corp.			380	3
	Spark Energy Inc. Class A			96	2
					49,699
Total Common Stocks (Cost $965,063)					995,732
		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund		0.239%		6,251,822	6,252

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Freddie Mac Discount Notes		0.220%	4/15/16	400	399
Total Temporary Cash Investments (Cost $6,652)					6,651
Total Investments (99.8%) (Cost $971,715)					1,002,383
Other Assets and Liabilities-Net (0.2%)[4]					1,935
Net Assets (100%)					1,004,318

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $890,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $944,000 of collateral received for securities on loan.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6 Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	995,723	—	9
Temporary Cash Investments	6,252	399	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	1,001,942	399	9
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Russell 3000 Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	81	8,423	176
E-mini Russell 2000 Index	December 2015	1	120	5
				181

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2015, the cost of investment securities for tax purposes was $971,720,000. Net unrealized appreciation of investment securities for tax purposes was $30,663,000, consisting of unrealized gains of $88,659,000 on securities that had risen in value since their purchase and $57,996,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 19, 2016
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 19, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.